UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-22487

DBX ETF Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, New York 10154
(Address of principal executive offices) (Zip code)

Alex Depetris
DBX ETF Trust
345 Park Avenue
New York, New York 10154
(Name and address of agent for service)

Registrant’s telephone number, including area code:           (212) 250-4352

Date of fiscal year end:  May 31

Date of reporting period: February 29, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

DBX ETF Trust

Schedule of investments

Deutsche X-trackers CSI 300 China A-Shares Hedged Equity ETF

February 29, 2016 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUND - 99.9%
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (a)
(Cost $2,507,602)	89,746	$1,952,873

TOTAL INVESTMENTS - 99.9%
(Cost $2,507,602) †		$1,952,873
Other assets and liabilities, net - 0.1%		1,354

NET ASSETS - 100.0%		$1,954,227

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $2,507,602. At February 29, 2016, net unrealized depreciation for all securities based on tax cost was $554,729. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $0 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $554,729.
(a)	Affiliated fund advised by DBX Advisors LLC.

A summary of the Fund’s transactions with affiliated funds during the period ended February 29, 2016 is as follows:

	Value ($) at 10/20/15	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 2/29/16
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	—	3,830,217	(1,327,047)	51,670	249,580	—	1,952,873

As of February 29, 2016, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
State Street Bank & Trust Co.	3/3/2016	CNH	12,700,000	USD	1,916,451	$(21,267)
State Street Bank & Trust Co.	3/3/2016	CNH	125,000	USD	18,901	(171)
State Street Bank & Trust Co.	3/3/2016	USD	1,957,208	CNH	12,825,000	(418)
State Street Bank & Trust Co.	4/5/2016	CNH	32,000	USD	4,870	2
State Street Bank & Trust Co.	4/5/2016	CNH	13,128,000	USD	1,997,717	833

Total net unrealized depreciation						$(21,021)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 29, 2016.

Currency Abbreviations

CNH     Chinese Offshore Yuan

USD     U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
Assets
Exchange-Traded Fund	$1,952,873	$—	$—	$1,952,873
Derivatives (b)
Forward Foreign Currency Exchange Contracts	—	835	—	835

Total	$1,952,873	$835	$—	$1,953,708

	Level 1	Level 2	Level 3	Total
Liabilities
Derivatives (b)
Forward Foreign Currency Exchange Contracts	$—	$(21,856)	$—	$(21,856)

Total	$—	$(21,856)	$—	$(21,856)

There have been no transfers between fair value measurement levels during the period ended February 29, 2016.

(b)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF

February 29, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.6%
Consumer Discretionary - 10.3%
Beijing Enlight Media Co. Ltd., Class A	126,950	$361,342
Beiqi Foton Motor Co. Ltd., Class A	441,000	314,987
Byd Co. Ltd., Class A*	178,701	1,377,560
China International Travel Service Corp. Ltd., Class A	110,068	698,140
China South Publishing & Media Group Co. Ltd., Class A	201,783	489,653
Chinese Universe Publishing and Media Co. Ltd., Class A	149,158	382,440
Chongqing Changan Automobile Co. Ltd., Class A	639,688	1,351,170
FAW CAR Co. Ltd., Class A	222,287	413,206
Fuyao Glass Industry Group Co. Ltd., Class A	386,617	773,553
Great Wall Motor Co. Ltd., Class A	334,056	418,571
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,344,778	3,619,712
Guangdong Alpha Animation and Culture Co. Ltd., Class A	143,862	745,843
Guangzhou Automobile Group Co. Ltd., Class A	155,212	442,259
Heilan Home Co. Ltd., Class A	375,841	585,073
Hisense Electric Co. Ltd., Class A	214,151	420,962
Huawen Media Investment Corp., Class A	464,644	563,760
Huayi Brothers Media Corp., Class A	275,200	952,151
Huayu Automotive Systems Co. Ltd., Class A	357,783	695,111
Hunan TV & Broadcast Intermediary Co. Ltd., Class A	318,092	676,738
Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A*	35,400	70,289
Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	133,600	265,272
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	209,957	326,841
Liaoning Cheng Da Co. Ltd., Class A	347,377	816,449
Midea Group Co. Ltd., Class A	608,799	2,422,261
Pang Da Automobile Trade Co. Ltd., Class A*	911,302	376,904
Qingdao Haier Co. Ltd., Class A	900,270	1,027,739
SAIC Motor Corp. Ltd., Class A	943,312	2,638,913
Shanghai Oriental Pearl Media Co. Ltd., Class A	523,408	1,966,687
Shenzhen Overseas Chinese Town Co. Ltd., Class A	937,850	926,075
Sichuan Changhong Electric Co. Ltd., Class A*	1,042,011	556,601
Songcheng Performance Development Co. Ltd., Class A	161,782	550,606
Suning Commerce Group Co. Ltd., Class A	1,266,155	1,986,481
TCL Corp., Class A	2,484,180	1,414,144
Wanda Cinema Line Co. Ltd., Class A	35,300	393,135
Wanxiang Qianchao Co. Ltd., Class A	325,524	732,296
Wasu Media Holding Co. Ltd., Class A*	28,401	72,386
Weifu High-Technology Group Co. Ltd., Class A	151,828	372,600
Youngor Group Co. Ltd., Class A	439,800	760,485
Zhe Jiang Daily Media Group Co. Ltd., Class A	172,800	319,370
Zhejiang Huace Film & TV Co. Ltd., Class A	117,538	322,892
Zhejiang Yasha Decoration Co. Ltd., Class A	186,945	300,432

		33,901,089

Consumer Staples - 5.8%
Beijing Dabeinong Technology Group Co. Ltd., Class A	464,426	736,445
Beijing Yanjing Brewery Co. Ltd., Class A	389,517	386,405
By-health Co. Ltd., Class A	82,700	334,471
Foshan Haitian Flavouring & Food Co. Ltd., Class A	79,702	315,533
Henan Shuanghui Investment & Development Co. Ltd., Class A	280,854	746,253
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,730,750	3,431,232
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	173,080	1,513,852

Jointown Pharmaceutical Group Co. Ltd., Class A*	91,929	206,802
Kweichow Moutai Co. Ltd., Class A	145,329	4,766,669
Luzhou Laojiao Co. Ltd., Class A	194,428	588,125
MeiHua Holdings Group Co. Ltd., Class A	407,857	497,189
New Hope Liuhe Co. Ltd., Class A	442,767	1,014,372
Shanghai Bailian Group Co. Ltd., Class A	218,346	404,883
Shanghai Jahwa United Co. Ltd., Class A	152,675	685,282
Shenzhen Agricultural Products Co. Ltd., Class A	242,319	454,511
Tsingtao Brewery Co. Ltd., Class A	90,530	366,690
Wuliangye Yibin Co. Ltd., Class A	542,488	1,859,545
Yonghui Superstores Co. Ltd., Class A	573,732	696,118

		19,004,377

Energy - 2.9%
China Coal Energy Co. Ltd., Class A	519,220	388,287
China Merchants Energy Shipping Co. Ltd., Class A	466,200	330,137
China Merchants Energy Shipping Co. Ltd., Class A*	118,000	83,561
China Oilfield Services Ltd., Class A	171,176	317,415
China Petroleum & Chemical Corp., Class A	2,977,215	1,976,519
China Shenhua Energy Co. Ltd., Class A	562,142	1,169,361
Guanghui Energy Co. Ltd., Class A	874,934	542,138
Jizhong Energy Resources Co. Ltd., Class A	284,955	232,670
Offshore Oil Engineering Co. Ltd., Class A	606,049	593,812
PetroChina Co. Ltd., Class A	1,363,121	1,514,505
Shaanxi Coal Industry Co. Ltd., Class A	529,208	352,140
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	338,916	412,247
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	446,804	544,844
Wintime Energy Co. Ltd., Class A	940,542	519,624
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	131,123	300,377
Yanzhou Coal Mining Co. Ltd., Class A	98,838	158,236

		9,435,873

Financials - 40.6%
Agricultural Bank of China Ltd., Class A	10,910,870	4,978,894
AVIC Capital Co. Ltd., Class A	605,145	861,683
Bank of Beijing Co. Ltd., Class A	2,891,005	4,240,134
Bank of China Ltd., Class A	6,028,900	2,916,793
Bank of Communications Co. Ltd., Class A	6,748,241	5,324,608
Bank of Nanjing Co. Ltd., Class A	573,181	1,276,300
Bank of Ningbo Co. Ltd., Class A	553,102	1,008,739
Bohai Financial Investment Holding Co. Ltd., Class A	478,100	485,833
Changjiang Securities Co. Ltd., Class A	941,327	1,196,719
China CITIC Bank Corp. Ltd., Class A*	902,676	741,171
China Construction Bank Corp., Class A	1,904,770	1,316,881
China Everbright Bank Co. Ltd., Class A	4,548,458	2,360,201
China Fortune Land Development Co. Ltd., Class A	252,254	861,596
China Life Insurance Co. Ltd., Class A	467,946	1,419,770
China Merchants Bank Co. Ltd., Class A	2,944,070	6,542,058
China Merchants Securities Co. Ltd., Class A	828,972	1,767,430
China Merchants Shekou Industrial Zone Co. Ltd., Class A*	671,609	1,427,817
China Minsheng Banking Corp. Ltd., Class A	8,440,056	10,884,503
China Pacific Insurance Group Co. Ltd., Class A	899,935	3,229,009
China Vanke Co. Ltd., Class A	1,641,301	4,856,617
CITIC Securities Co. Ltd., Class A	2,246,426	4,895,844
Dongxing Securities Co. Ltd., Class A*	29,500	86,803
Dongxing Securities Co. Ltd., Class A	111,000	326,615

Everbright Securities Co. Ltd., Class A	330,269	754,562
Financial Street Holdings Co. Ltd., Class A	418,828	561,222
Founder Securities Co. Ltd., Class A*	1,152,414	1,120,343
Gemdale Corp., Class A	642,531	1,400,327
GF Securities Co. Ltd., Class A	847,570	1,655,733
Guosen Securities Co. Ltd., Class A	345,100	711,026
Guotai Junan Securities Co. Ltd., Class A	349,300	871,076
Guotai Junan Securities Co. Ltd., Class A*	82,600	205,986
Guoyuan Securities Co. Ltd., Class A	329,901	751,711
Haitong Securities Co. Ltd., Class A	2,309,025	4,369,764
Huatai Securities Co. Ltd., Class A	934,300	1,943,520
Huaxia Bank Co. Ltd., Class A	1,526,768	2,169,344
Industrial & Commercial Bank of China Ltd., Class A	6,156,226	3,786,393
Industrial Bank Co. Ltd., Class A	3,803,559	8,231,353
Industrial Securities Co. Ltd., Class A	1,531,748	1,699,519
New China Life Insurance Co. Ltd., Class A	173,531	895,690
Northeast Securities Co. Ltd., Class A	322,303	554,853
Oceanwide Holdings Co. Ltd., Class A	445,398	658,685
Orient Securities Co. Ltd., Class A	293,287	773,021
Pacific Securities Co. Ltd., Class A	1,309,889	1,175,481
Ping An Bank Co. Ltd., Class A	1,638,232	2,390,226
Ping An Insurance Group Co. of China Ltd., Class A	3,107,897	13,760,078
Poly Real Estate Group Co. Ltd., Class A	1,845,061	2,556,837
RiseSun Real Estate Development Co. Ltd., Class A	418,920	448,820
Sealand Securities Co. Ltd., Class A	398,333	499,110
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	102,942	574,802
Shanghai Pudong Development Bank Co. Ltd., Class A	2,622,348	7,316,788
Shanghai SMI Holding Co. Ltd., Class A	415,047	812,698
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	214,000	596,050
Shanxi Securities Co. Ltd., Class A	348,000	495,527
Shenwan Hongyuan Group Co. Ltd., Class A*	1,263,686	1,432,960
Sinolink Securities Co. Ltd., Class A	504,768	875,910
SooChow Securities Co. Ltd., Class A	603,693	910,293
Southwest Securities Co. Ltd., Class A	801,132	892,550
Western Securities Co. Ltd., Class A	316,763	929,165
Xinhu Zhongbao Co. Ltd., Class A	774,757	418,578
Zhejiang China Commodities City Group Co. Ltd., Class A	766,983	757,353
Zhongtian Urban Development Group Co. Ltd., Class A	530,600	510,169

		133,473,541

Health Care - 5.4%
Aier Eye Hospital Group Co. Ltd., Class A	113,432	487,327
Beijing SL Pharmaceutical Co. Ltd., Class A	115,876	377,394
Beijing Tongrentang Co. Ltd., Class A	194,877	807,491
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	110,464	337,682
Dong-E-E-Jiao Co. Ltd., Class A	150,419	1,030,755
Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	771,348	536,813
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	144,673	446,893
Huadong Medicine Co. Ltd., Class A	69,106	710,119
Hualan Biological Engineering, Inc., Class A	79,402	489,574

Jiangsu Hengrui Medicine Co. Ltd., Class A	335,149	2,300,207
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	196,935	671,148
Kangmei Pharmaceutical Co. Ltd., Class A	878,948	1,750,566
Lepu Medical Technology Beijing Co. Ltd., Class A	129,183	605,862
Searainbow Holding Corp., Class A*	204,198	604,588
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	323,664	886,678
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	330,459	764,077
Shanghai RAAS Blood Products Co. Ltd., Class A	155,930	915,500
Shenzhen Hepalink Pharmaceutical Co. Ltd., Class A	82,345	327,505
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	85,019	338,270
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	244,831	511,908
Tasly Pharmaceutical Group Co. Ltd., Class A	180,993	929,232
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	225,067	793,814
Yunnan Baiyao Group Co. Ltd., Class A	148,603	1,247,375

		17,870,778

Industrials - 15.3%
Air China Ltd., Class A	709,559	664,907
AVIC Aero-Engine Controls Co. Ltd., Class A	130,116	624,140
AVIC Aircraft Co. Ltd., Class A	325,078	801,744
Avic Aviation Engine Corp. PLC, Class A	220,423	1,178,766
AVIC Helicopter Co. Ltd., Class A	66,361	383,948
Beijing Originwater Technology Co. Ltd., Class A	177,459	912,714
BlueFocus Communication Group Co. Ltd., Class A	435,138	521,985
China Avionics Systems Co. Ltd., Class A	149,477	391,927
China Baoan Group Co. Ltd., Class A	351,000	588,188
China Communications Construction Co. Ltd., Class A	432,423	696,912
China COSCO Holdings Co. Ltd., Class A*	867,106	730,492
China CSSC Holdings Ltd., Class A	195,764	626,821
China Eastern Airlines Corp. Ltd., Class A*	943,215	800,374
China First Heavy Industries, Class A	713,783	578,453
China Gezhouba Group Co. Ltd., Class A	782,512	623,407
China International Marine Containers Group Co. Ltd., Class A	215,561	441,171
China National Chemical Engineering Co. Ltd., Class A	532,780	426,885
China Railway Construction Corp. Ltd., Class A	981,411	1,457,374
China Railway Group Ltd., Class A	1,576,587	1,754,086
China Shipbuilding Industry Co. Ltd., Class A	2,624,034	2,334,781
China Shipping Container Lines Co. Ltd., Class A*	900,500	578,597
China Southern Airlines Co. Ltd., Class A	1,004,220	898,109
China Spacesat Co. Ltd., Class A	171,340	764,353
China State Construction Engineering Corp. Ltd., Class A	4,284,124	3,354,156
China XD Electric Co. Ltd., Class A	559,990	436,720
CITIC Heavy Industries Co. Ltd., Class A	341,200	229,644
CRRC Corp. Ltd., Class A	2,617,120	3,726,591
Daqin Railway Co. Ltd., Class A	1,687,160	1,671,106
Dongfang Electric Corp. Ltd., Class A	339,329	518,398
Guangshen Railway Co. Ltd., Class A	960,550	529,211
Hainan Airlines Co. Ltd., Class A	1,664,000	764,407
Han’s Laser Technology Industry Group Co. Ltd., Class A	238,277	662,212
Jihua Group Corp. Ltd., Class A	420,000	574,974
Juneyao Airlines Co. Ltd., Class A	35,700	115,779
Luxshare Precision Industry Co. Ltd., Class A	155,576	657,225

Metallurgical Corp. of China Ltd., Class A	1,382,100	822,640
NARI Technology Co. Ltd., Class A	405,076	777,719
Ningbo Port Co. Ltd., Class A	1,094,600	950,550
Power Construction Corp. of China Ltd., Class A	1,151,906	1,035,468
Sany Heavy Industry Co. Ltd., Class A	1,080,644	806,484
Shandong Hi-speed Co. Ltd., Class A	184,200	135,502
Shanghai Construction Group Co. Ltd., Class A	481,002	347,276
Shanghai Electric Group Co. Ltd., Class A	819,700	1,060,862
Shanghai International Airport Co. Ltd., Class A	273,244	1,134,293
Shanghai International Port Group Co. Ltd., Class A	924,453	654,648
Shanghai Tunnel Engineering Co. Ltd., Class A	434,733	491,639
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd., Class A	104,974	280,206
Shenzhen Inovance Technology Co. Ltd., Class A	133,676	653,048
Siasun Robot & Automation Co. Ltd., Class A	141,297	949,054
Spring Airlines Co. Ltd., Class A	67,524	453,848
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	243,630	453,624
TBEA Co. Ltd., Class A	728,556	902,875
Tianjin Port Co. Ltd., Class A	235,892	302,771
Weichai Power Co. Ltd., Class A	687,409	746,962
XCMG Construction Machinery Co. Ltd., Class A	1,189,172	531,768
Xiamen C & D, Inc., Class A	958,812	1,358,528
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	448,869	990,589
XJ Electric Co. Ltd., Class A	174,693	326,068
Yingkou Port Liability Co. Ltd., Class A	516,000	251,218
Zhengzhou Yutong Bus Co. Ltd., Class A	375,806	1,084,006
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	1,244,222	776,662

		50,298,865

Information Technology - 7.3%
Aisino Co. Ltd., Class A	205,657	1,538,025
Beijing Shiji Information Technology Co. Ltd., Class A	34,804	377,610
Beijing Ultrapower Software Co. Ltd., Class A	329,164	379,284
Beijing Xinwei Telecom Technology Group Co. Ltd., Class A	297,776	798,621
BOE Technology Group Co. Ltd., Class A	6,733,558	2,425,257
DHC Software Co. Ltd., Class A	157,533	427,335
Dongxu Optoelectronic Technology Co. Ltd., Class A	508,700	523,276
East Money Information Co. Ltd., Class A	316,435	1,602,387
Glodon Software Co. Ltd., Class A	181,311	324,862
GoerTek, Inc., Class A	264,184	953,550
Guangzhou Haige Communication Group, Inc. Co., Class A	488,540	835,072
Hangzhou Hikvision Digital Technology Co.Ltd., Class A	345,664	1,463,414
Hundsun Technologies, Inc., Class A	141,042	749,306
Iflytek Co. Ltd., Class A	254,979	984,924
Leshi Internet Information & Technology Corp. Beijing, Class A	289,127	1,923,370
Neusoft Corp., Class A	247,421	604,553
Ourpalm Co. Ltd., Class A	452,400	668,349
People.cn Co. Ltd., Class A	154,706	366,679
Sanan Optoelectronics Co. Ltd., Class A	387,236	1,066,743
Shanghai 2345 Network Holding Group Co. Ltd., Class A	81,900	294,361
Shenzhen O-film Tech Co. Ltd., Class A	207,597	627,325
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	375,527	437,290
Tsinghua Tongfang Co. Ltd., Class A	499,544	808,140
Universal Scientific Industrial Shanghai Co. Ltd., Class A	92,590	120,395
Wangsu Science & Technology Co., Ltd., Class A	138,952	1,100,834

Yonyou Network Technology Co. Ltd., Class A	169,599	421,131
Zhejiang Dahua Technology Co. Ltd., Class A	200,023	943,289
ZTE Corp., Class A	669,198	1,397,158

		24,162,540

Materials - 6.0%
Aluminum Corp. of China Ltd., Class A*	1,530,152	1,050,874
Angang Steel Co. Ltd., Class A	512,362	301,833
Anhui Conch Cement Co. Ltd., Class A	564,923	1,214,803
Baoshan Iron & Steel Co. Ltd., Class A	1,400,636	1,083,781
BBMG Corp., Class A	355,283	441,913
China Hainan Rubber Industry Group Co. Ltd., Class A	323,700	237,627
China Minmetals Rare Earth Co. Ltd., Class A*	194,825	470,388
China Molybdenum Co. Ltd., Class A	713,805	350,781
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	617,293	1,048,561
Hainan Mining Co. Ltd., Class A	58,000	88,253
Hebei Iron & Steel Co. Ltd., Class A*	1,161,278	533,467
Inner Mongolia Junzheng Energy & Chemical Industry Co. Ltd., Class A	357,884	359,398
Inner Mongolian Baotou Steel Union Co. Ltd., Class A*	2,780,348	1,166,904
Jiangsu Kangde Xin Composite Material Co. Ltd., Class A	377,401	1,606,636
Jiangxi Copper Co. Ltd., Class A	232,434	444,838
Jinduicheng Molybdenum Co. Ltd., Class A	258,004	258,308
Kingenta Ecological Engineering Group Co. Ltd., Class A	172,151	364,675
Luxin Venture Capital Group Co. Ltd., Class A	84,292	299,743
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	1,217,200	613,034
Qinghai Salt Lake Industry Co. Ltd., Class A	211,806	525,935
Shandong Gold Mining Co. Ltd., Class A	201,822	778,053
Shanxi Taigang Stainless Steel Co. Ltd., Class A*	633,900	307,650
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	371,838	652,618
Sinopec Shanghai Petrochemical Co. Ltd., Class A*	627,732	576,733
Tongling Nonferrous Metals Group Co. Ltd., Class A	1,070,620	415,029
Wanhua Chemical Group Co. Ltd., Class A	305,003	600,018
Wuhan Iron & Steel Co. Ltd., Class A	1,145,300	489,426
Xiamen Tungsten Co. Ltd., Class A	126,118	338,569
Xinxing Ductile Iron Pipes, Class A	618,700	454,185
Zhejiang Longsheng Group Co. Ltd., Class A	645,188	811,375
Zhongjin Gold Co. Ltd., Class A	419,213	652,591
Zijin Mining Group Co. Ltd., Class A	2,711,251	1,295,144

		19,833,143

Telecommunication Services - 0.7%
China United Network Communications Ltd., Class A	2,405,815	1,476,024
Dr Peng Telcom & Media Group Co. Ltd., Class A	318,471	835,027

		2,311,051

Utilities - 4.3%
Beijing Capital Co. Ltd., Class A	264,384	292,134
Beijing Jingneng Power Co. Ltd., Class A	396,002	279,217
CECEP Wind-Power Corp., Class A	57,400	89,267
Chengdu Xingrong Investment Co. Ltd., Class A	486,600	397,316
China National Nuclear Power Co. Ltd., Class A*	1,336,200	1,386,713
China Yangtze Power Co. Ltd., Class A	1,418,860	2,468,610
Chongqing Water Group Co. Ltd., Class A	155,600	156,971
Datang International Power Generation Co. Ltd., Class A	850,365	504,847

GD Power Development Co. Ltd., Class A	2,796,100	1,237,534
Guangdong Electric Power Development Co. Ltd., Class A	244,300	197,609
Guangdong Golden Dragon Development, Inc., Class A	132,900	365,093
Huadian Power International Corp. Ltd., Class A	689,659	550,476
Huaneng Power International, Inc., Class A	1,190,661	1,252,021
Hubei Energy Group Co. Ltd., Class A	583,268	369,421
Inner Mongolia MengDian HuaNeng Thermal Power Co. Ltd., Class A	823,650	394,709
SDIC Power Holdings Co. Ltd., Class A	948,975	889,258
Shanghai Electric Power Co. Ltd., Class A	237,400	397,097
Shenergy Co. Ltd., Class A	645,544	550,740
Shenzhen Energy Group Co. Ltd., Class A	336,700	330,930
Sichuan Chuantou Energy Co. Ltd., Class A	623,970	735,172
Tus-Sound Environmental Resources Co. Ltd., Class A	145,817	621,785
Zhejiang Zheneng Electric Power Co. Ltd., Class A	758,190	594,765

		14,061,685

TOTAL COMMON STOCKS
(Cost $321,218,010)		324,352,942

TOTAL INVESTMENTS - 98.6%
(Cost $321,218,010) †		$324,352,942
Other assets and liabilities, net - 1.4%		4,651,685

NET ASSETS - 100.0%		$329,004,627

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $332,336,829. At February 29, 2016, net unrealized depreciation for all securities based on tax cost was $7,983,887. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $35,686,125 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $43,670,012.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks (a)	$297,594,703	$—	$26,758,239	$324,352,942

Total	$297,594,703	$—	$26,758,239	$324,352,942

(a)	See Schedule of investments for additional detailed categorizations.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at May 31, 2015	$82,552,492
Purchases	54,600,937
Sales	(111,812,595)
Realized gain (loss)	21,287,529
Change in unrealized gain (loss)	(40,090,761)
Transfers into Level 3 (b)	87,861,576
Transfers out of Level 3 (b)	(67,640,939)
Balance at February 29, 2016	26,758,239
Change in unrealized gain (loss) related to Investments still held at February 29, 2016	(40,090,761)

(b)	During the period ended February 29, 2016, the amount of transfers between Level 1 and Level 3 was $87,861,576 and between Level 3 and Level 1 was $67,640,939. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments include the last traded price on the Exchange for securities suspended from trading adjusted for proxy (the movement in the applicable sector index) with a range of -47% to -1% with a weighted average range of approximately -12%. A significant change between last traded price, adjusted for proxy, and the price of a security once it resumes trading on the securities exchange could result in a material change in the fair value measurement

Quantitative Disclosure About Significant Unobservable Inputs

	Fair Value at	Valuation	Unobservable Input
Asset Class	2/29/2016	Technique
Common Stock: Consumer Discretionary	$4,012,847	Market Approach	Last traded price adjusted for proxy.
Common Stock: Consumer Staples	1,511,561	Market Approach	Last traded price adjusted for proxy.
Common Stock: Financials	13,234,041	Market Approach	Last traded price adjusted for proxy.
Common Stock: Industrials	1,705,804	Market Approach	Last traded price adjusted for proxy.
Common Stock: Information Technology	4,687,350	Market Approach	Last traded price adjusted for proxy.
Common Stock: Materials	1,606,636	Market Approach	Last traded price adjusted for proxy.

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF

February 29, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.6%
Consumer Discretionary - 15.3%
Anhui Jianghuai Automobile Co. Ltd., Class A	38,800	$54,893
Anhui Xinhua Media Co. Ltd., Class A	7,500	24,415
Anhui Zhongding Sealing Parts Co. Ltd., Class A	29,600	73,861
AVIC Electromechanical Systems Co. Ltd., Class A	20,690	58,069
Beijing Dahao Technology Corp. Ltd., Class A	1,900	8,171
Beijing HualuBaina Film & TV Co. Ltd., Class A	15,700	48,449
Besttone Holdings Co. Ltd., Class A	8,800	18,897
Central China Land Media Co. Ltd., Class A	4,400	8,871
Changjiang Publishing & Media Co. Ltd., Class A	25,900	27,393
Chengdu B-Ray Media Co. Ltd., Class A	29,600	39,121
China Automotive Engineering Research Institute Co. Ltd., Class A	16,100	17,544
China CYTS Tours Holding Co. Ltd., Class A	25,000	71,005
China Television Media Ltd., Class A	5,400	15,123
Chongqing Department Store, Class A	10,300	31,770
Chongqing Zongshen Power Machinery Co. Ltd., Class A	28,900	36,432
Dashang Group Co. Ltd., Class A	12,200	63,474
DMG Entertainment and Media Co. Ltd., Class A	10,000	32,859
Dongfeng Automobile Co. Ltd., Class A	32,500	27,970
Eastern Gold Jade Co. Ltd., Class A*	29,700	37,078
Elec-Tech International Co. Ltd., Class A	43,800	34,827
Fangda Special Steel Technology Co. Ltd., Class A	21,900	15,040
FAWER Automotive Parts Co. Ltd., Class A	20,900	20,829
Fengfan Stock Ltd. Co., Class A	16,500	75,445
Fujian Funeng Co. Ltd., Class A	10,800	16,746
Fujian Septwolves Industry Co. Ltd., Class A	18,500	25,775
Goldleaf Jewelry Co. Ltd., Class A*	18,600	45,703
Guangdong Advertising Group Co. Ltd., Class A	31,900	77,896
Guangdong Chj Industry Co. Ltd., Class A	16,900	22,594
Guangdong Yihua Timber Industry Co. Ltd., Class A	54,700	82,314
Guangzhou Pearl River Piano Group Co. Ltd., Class A	5,400	9,502
Guirenniao Co. Ltd., Class A	5,100	18,113
Haima Automobile Group Co. Ltd., Class A*	47,500	31,172
Haining China Leather Market Co. Ltd., Class A	23,100	32,082
Hang Zhou Great Star Industrial Co. Ltd., Class A	26,853	54,261
Hangzhou Robam Appliances Co. Ltd., Class A	10,665	67,386
Hefei Department Store Group Co. Ltd., Class A	21,800	23,788
Hisense Kelon Electrical Holdings Co. Ltd., Class A*	14,399	14,416
Hunan Friendship & Apollo Cmmericial Co. Ltd., Class A	16,200	23,735
Jiangling Motors Corp. Ltd., Class A	8,500	31,394
Jiangsu Hongtu High Technology Co. Ltd., Class A	57,900	120,446
Jiangsu Sunshine Co. Ltd., Class A*	63,200	36,556
Jishi Media Co. Ltd., Class A	95,300	56,287
Joyoung Co. Ltd., Class A	12,800	29,127
KingClean Electric Co. Ltd., Class A	1,800	8,365
Lifan Industry Group Co. Ltd., Class A	15,500	21,054
Loncin Motor Co. Ltd., Class A	18,900	43,267

Luolai Lifestyle Technology Co. Ltd., Class A	11,555	20,562
Luthai Textile Co. Ltd., Class A	19,300	28,513
Markor International Home Furnishings Co. Ltd., Class A	16,100	28,552
Materials Industry Zhongda Group Co. Ltd., Class A	24,100	41,526
Nanjing Central Emporium, Class A	23,800	21,975
NavInfo Co. Ltd., Class A	25,000	96,340
Ningbo Huaxiang Electronic Co. Ltd., Class A	22,600	44,677
Ningbo Joyson Electronic Corp., Class A	16,800	62,541
Ningbo Shanshan Co. Ltd., Class A	12,900	45,971
Ningxia Zhongyin Cashmere Co. Ltd., Class A*	15,840	14,916
Rainbow Department Store Co. Ltd., Class A	9,900	16,605
Rastar Group, Class A	29,800	52,454
Shaanxi Broadcast & TV Network Intermediary Co. Ltd., Class A	16,800	27,999
Shanghai Haixin Group Co., Class A	32,700	54,747
Shanghai Jinjiang International Hotels Development Co. Ltd., Class A	8,788	45,078
Shanghai Metersbonwe Fashion & Accessories Co. Ltd., Class A	57,950	35,200
Shanghai New World Co. Ltd., Class A	17,542	31,377
Shanghai Xinhua Media Co. Ltd., Class A	21,600	27,955
Shanghai Yuyuan Tourist Mart Co. Ltd., Class A	45,200	75,744
Shenzhen Fenda Technology Co. Ltd., Class A	7,700	31,612
Shenzhen Fuanna Bedding and Furnishing Co. Ltd., Class A	17,600	21,247
Shenzhen Grandland Decoration Group Co. Ltd., Class A	10,200	26,355
Shenzhen Topway Video Communication Co. Ltd., Class A	6,375	13,903
Sichuan Chengfei Integration Technology Corp., Class A	7,400	33,317
Sinomach Automobile Co. Ltd., Class A	7,900	14,975
Sou Yu Te Fashion Co. Ltd., Class A	12,740	26,074
Time Publishing and Media Co. Ltd., Class A	8,500	19,303
Visual China Group Co. Ltd., Class A*	12,500	46,129
Wangfujing Group Co. Ltd., Class A	12,000	34,907
Wenfeng Great World Chain Development Corp., Class A	39,050	30,514
Wuhan Department Store Group Co. Ltd., Class A	11,061	25,389
Wuxi Little Swan Co. Ltd., Class A	9,105	28,778
Yantai Tayho Advanced Materials Co. Ltd., Class A	17,800	34,990
Yotrio Group Co. Ltd., Class A	48,440	52,710
Zhejiang Aokang Shoes Co. Ltd., Class A	5,000	14,499
Zhejiang Material Industrial Zhongda Yuantong Group Co. Ltd., Class A	5,100	8,788
Zhejiang Orient Holdings Co., Class A	18,200	45,313
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A*	20,100	89,881

		3,104,931

Consumer Staples - 5.4%
Angel Yeast Co. Ltd., Class A	8,400	44,126
Anhui Gujing Distillery Co. Ltd., Class A	4,400	18,084
Anhui Kouzi Distillery Co. Ltd., Class A*	2,500	10,782
Beijing Sanyuan Foods Co. Ltd., Class A*	17,600	17,057
Beijing Shunxin Agriculture Co. Ltd., Class A	17,600	49,424
Better Life Commercial Chain Share Co. Ltd., Class A	16,130	25,922
Bright Dairy & Food Co. Ltd., Class A	27,300	43,696

China Animal Husbandry Industry Co. Ltd., Class A	8,800	19,407
Chongqing Brewery Co., Class A	10,000	17,902
Chuying Agro-pastoral Group Co. Ltd., Class A*	21,600	45,328
Fujian Sunner Development Co. Ltd., Class A*	18,800	69,952
Gansu Yasheng Industrial Group Co. Ltd., Class A	69,400	51,052
Guangdong Haid Group Co. Ltd., Class A	27,100	55,008
Guangzhou Zhujiang Brewery Co. Ltd., Class A	8,000	15,958
Hebei Chengde Lolo Co., Class A	20,301	34,794
Hunan Dakang Pasture Farming Co. Ltd., Class A*	35,800	31,744
Jiangsu King’s Luck Brewery JSC Ltd., Class A	9,200	37,573
Jonjee High-Tech Industrial and Commercial Holding Co. Ltd., Class A	23,100	38,815
Laobaixing Pharmacy Chain JSC, Class A*	3,100	19,341
Muyuan Foodstuff Co. Ltd., Class A	5,600	46,203
Qinghai Huzhu Barley Wine Co. Ltd., Class A	7,500	17,341
Sanquan Food Co. Ltd., Class A	14,100	16,398
Shandong Denghai Seeds Co. Ltd., Class A	14,650	27,456
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	12,000	40,383
Shanghai Feilo Acoustics Co. Ltd., Class A	30,625	61,696
Shanghai Maling Aquarius Co. Ltd., Class A	19,400	26,440
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A*	10,800	24,675
V V Food & Beverage Co. Ltd., Class A	35,000	23,771
Xinjiang Guannong Fruit & Antler Group Co. Ltd., Class A	19,900	21,138
Yantai Changyu Pioneer Wine Co. Ltd., Class A	5,800	28,246
Yuan Longping High-tech Agriculture Co. Ltd., Class A	25,600	63,255
Yunnan Hongxiang Yixintang Pharmaceutical Co. Ltd., Class A	4,300	23,461
Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd., Class A	19,460	23,938

		1,090,366

Energy - 1.7%
Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd., Class A*	20,600	15,752
Anyuan Coal Industry Group Co. Ltd., Class A*	28,800	21,098
Beijing Haohua Energy Resource Co. Ltd., Class A	20,000	19,932
Changzheng Engineering Co. Ltd., Class A	3,200	11,150
Datong Coal Industry Co. Ltd., Class A	34,600	24,986
Gansu Jingyuan Coal Industry and Electricity Power Co. Ltd., Class A	8,400	9,192
Guizhou Panjiang Refined Coal Co. Ltd., Class A	29,500	40,655
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia, Class A	13,700	16,267
Oriental Energy Co. Ltd., Class A	15,400	44,068
PetroChina Jinhong Energy Investment Co. Ltd., Class A	15,200	32,574
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	48,985	29,679
Shanxi Guoxin Energy Corp. Ltd., Class A	12,200	19,383
Sinopec Oilfield Equipment Corp., Class A*	6,100	12,447
Yang Quan Coal Industry Group Co. Ltd., Class A*	49,300	53,872

		351,055

Financials - 9.0%
Anxin Trust Co. Ltd., Class A	39,053	85,588
Beijing Capital Development Co. Ltd., Class A	50,000	73,333
Beijing Centergate Technologies (Holding) Co. Ltd., Class A*	22,400	26,700

Beijing Homyear Capital Holdings Co. Ltd., Class A	38,530	58,510
China Sports Industry Group Co. Ltd., Class A	29,301	68,912
Cinda Real Estate Co. Ltd., Class A	31,600	23,969
COFCO Property Group Co. Ltd., Class A	40,100	64,627
Deluxe Family Co. Ltd., Class A	56,500	72,002
Geo-Jade Petroleum Corp., Class A*	56,640	65,351
Greattown Holdings Ltd., Class A	48,400	48,161
Guangdong Highsun Group Co. Ltd., Class A	46,570	34,471
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	47,800	53,182
HNA Investment Group Co. Ltd., Class A	60,100	43,936
Huafa Industrial Co. Ltd. Zhuhai, Class A	31,400	58,465
Huayuan Property Co. Ltd., Class A	30,200	22,585
Hubei Fuxing Science And Technology Co. Ltd., Class A	25,600	41,766
Ingenious Ene-Carbon New Materials Co. Ltd., Class A*	51,000	59,155
Jinke Properties Group Co. Ltd., Class A	109,000	60,053
Macrolink Real Estate Co. Ltd., Class A*	23,900	24,402
Myhome Real Estate Development Group Co. Ltd., Class A*	91,200	51,639
Nanjing Gaoke Co. Ltd., Class A	24,425	49,504
Shaanxi International Trust Co. Ltd., Class A	27,200	41,927
Shanghai AJ Group Co. Ltd., Class A*	50,480	69,645
Shanghai Industrial Development Co. Ltd., Class A	17,900	30,078
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	10,600	25,867
Shanghai Shimao Co. Ltd., Class A	25,800	35,714
Shenzhen Huaqiang Industry Co. Ltd., Class A	9,400	30,285
Shenzhen World Union Properties Consultancy, Inc., Class A	25,464	48,811
Shenzhen Zhenye Group Co. Ltd., Class A	42,300	47,450
Shunfa Hengye Corp., Class A	25,020	24,057
Suning Universal Co. Ltd., Class A	77,090	122,985
Sunshine City Group Co. Ltd., Class A	54,650	50,878
Suzhou New District Hi-Tech Industrial Co. Ltd., Class A	31,700	38,898
Thaihot Group Co. Ltd., Class A	16,600	55,077
Tianjin Jinbin Development Co. Ltd., Class A*	55,200	36,226
Tibet Urban Development and Investment Co. Ltd., Class A	12,100	20,627
Zhejiang China Light & Textile Industrial City Group Co. Ltd., Class A*	30,740	23,645
Zhonghong Holding Co. Ltd., Class A	75,980	31,540

		1,820,021

Health Care - 12.6%
Beijing Tiantan Biological Products Corp. Ltd., Class A*	10,900	53,732
Changchun High & New Technology Industries, Inc., Class A	4,700	65,275
China National Accord Medicines Corp. Ltd., Class A	8,500	68,657
China National Medicines Corp. Ltd., Class A	12,400	47,003
China Resources Double Crane Pharmaceutical Co. Ltd., Class A*	15,200	36,305
Chongqing Zhifei Biological Products Co. Ltd., Class A	14,200	49,412
Da An Gene Co. Ltd. Sun Yat-Sen University, Class A	20,220	80,173
Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	18,700	27,198
Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	28,550	39,433
Guizhou Yibai Pharmaceutical Co. Ltd., Class A	27,900	57,398

Hainan Haiyao Co. Ltd., Class A	19,200	54,679
Haisco Pharmaceutical Group Co. Ltd., Class A	14,600	30,616
Harbin Gloria Pharmaceuticals Co. Ltd., Class A	12,550	45,681
Harbin Pharmaceutical Group Co. Ltd., Class A	50,700	70,491
HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A*	3,400	18,475
Hengkang Medical Group Co. Ltd., Class A*	55,762	104,223
Huapont Life Sciences Co. Ltd., Class A	48,950	66,638
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	9,400	30,873
Humanwell Healthcare Group Co. Ltd., Class A	39,600	91,743
Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	12,200	48,895
Hybio Pharmaceutical Co. Ltd., Class A	18,800	41,604
Inner Mongolia Jinyu Group Co. Ltd., Class A	25,234	96,164
Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	14,740	37,388
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A*	12,690	50,800
Jiangzhong Pharmaceutical Co. Ltd., Class A	7,506	26,130
Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A	10,800	19,812
Jinling Pharmaceutical Co. Ltd., Class A	12,500	21,366
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	35,500	46,757
KPC Pharmaceuticals, Inc., Class A	12,199	47,383
Livzon Pharmaceutical Group, Inc., Class A	5,340	31,882
Mayinglong Pharmaceutical Group Co. Ltd., Class A	12,500	28,330
North China Pharmaceutical Co. Ltd., Class A*	33,900	32,595
Renhe Pharmacy Co. Ltd., Class A	38,325	36,908
Shanghai Dingli Technology Development Group Co. Ltd., Class A	24,600	23,540
Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	20,680	28,658
Shanghai Kehua Bio-Engineering Co. Ltd., Class A	18,300	47,368
Shenzhen Neptunus Bioengineering Co. Ltd., Class A*	26,600	58,662
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	20,200	37,549
Shinva Medical Instrument Co. Ltd., Class A	12,769	43,906
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	15,400	29,261
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	9,362	21,975
Winning Health Technology Group Co. Ltd., Class A	16,850	69,151
Xiangxue Pharmaceutical Co. Ltd., Class A	19,510	40,644
Yabao Pharmaceutical Group Co. Ltd., Class A	22,880	35,687
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	8,200	56,291
Zhejiang Conba Pharmaceutical Co. Ltd., Class A	29,960	41,609
Zhejiang Dian Diagnostics Co. Ltd., Class A	7,300	50,169
Zhejiang Hisun Pharmaceutical Co. Ltd., Class A	25,600	39,813
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	21,300	79,579
Zhejiang Medicine Co. Ltd., Class A	29,130	57,929
Zhejiang NHU Co. Ltd., Class A	23,500	68,144
Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	15,700	23,146
Zhongyuan Union Cell & Gene Engineering Corp. Ltd., Class A*	11,500	65,856
Zhuhai Hokai Medical Instruments Co. Ltd., Class A	21,040	40,556

		2,563,512

Industrials — 21.1%
Anhui Heli Co. Ltd., Class A	17,780	24,340
Anhui Wanjiang Logistics Group Co. Ltd., Class A*	35,700	23,319
Apex Technology Co. Ltd., Class A	7,400	44,940
Avic Heavy Machinery Co. Ltd., Class A	20,800	45,363
Baotou Beifang Chuangye Co. Ltd., Class A	29,100	41,392
Beibuwan Port Co. Ltd., Class A	3,600	9,000
Beijing New Building Materials PLC, Class A	24,100	30,712
Beijing Shouhang Resources Saving Co. Ltd., Class A	15,250	49,947
Beijing Sifang Automation Co. Ltd., Class A	17,300	22,548
Beijing SPC Environmental Protection Tech Co. Ltd., Class A	40,300	97,095
Black Peony Group Co. Ltd., Class A	13,100	13,995
Camel Group Co. Ltd., Class A	17,700	36,603
CCS Supply Chain Management Co. Ltd., Class A*	12,473	25,566
Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	43,800	29,881
Changyuan Group Ltd., Class A	38,300	68,156
Chengdu Huaze Cobalt & Nickel Material Co. Ltd., Class A*	11,200	21,367
China Aerospace Times Electronics Co. Ltd., Class A*	36,300	68,752
China CAMC Engineering Co. Ltd., Class A	12,700	37,757
China Meheco Co. Ltd., Class A	21,100	36,936
China Railway Erju Co. Ltd., Class A	32,400	59,783
China Railway Tielong Container Logistics Co. Ltd., Class A	38,400	35,398
China Shipping Development Co. Ltd., Class A	58,600	53,570
Citic Offshore Helicopter Co. Ltd., Class A	17,301	25,665
Citychamp Dartong Co. Ltd., Class A	46,500	42,652
CMST Development Co. Ltd., Class A	48,500	57,735
CNHTC Jinan Truck Co. Ltd., Class A	7,700	16,605
COSCO Shipping Co. Ltd., Class A	31,600	27,248
Dalian Huarui Heavy Industry Group Co. Ltd., Class A	16,176	15,405
Dalian Port PDA Co. Ltd., Class A	55,800	31,254
Dazhong Transportation Group Co. Ltd., Class A	37,000	57,372
Dongjiang Environmental Co. Ltd., Class A	16,900	36,806
East China Engineering Science and Technology Co. Ltd., Class A	7,400	14,433
Fangda Carbon New Material Co. Ltd., Class A*	45,500	58,330
Far East Smarter Energy Co. Ltd., Class A*	24,900	28,464
Foshan Electrical and Lighting Co. Ltd., Class A	30,540	38,826
Fujian Longking Co. Ltd., Class A	37,800	71,362
Gem-Year Industrial Co. Ltd., Class A	19,800	22,845
Guangdong Guangzhou Daily Media Co. Ltd., Class A	19,480	23,427
Guangxi Liugong Machinery Co. Ltd., Class A	33,100	29,805
Guangzhou Baiyun International Airport Co. Ltd., Class A	18,933	32,594
Guangzhou Guangri Stock Co. Ltd., Class A	18,900	40,527
Guizhou Changzheng Tiacheng Holding Co. Ltd., Class A	16,900	25,432
Guizhou Space Appliance Co. Ltd., Class A	10,570	29,198
Hangzhou Hangyang Co. Ltd., Class A	10,300	11,456
Harbin Boshi Automation Co. Ltd., Class A	8,570	22,444
Henan Pinggao Electric Co. Ltd., Class A	30,300	61,688
Henan Senyuan Electric Co. Ltd., Class A	13,200	26,048
Hongfa Technology Co. Ltd., Class A	11,580	33,703

Huadian Heavy Industries Co. Ltd., Class A	10,300	14,273
Hunan Corun New Energy Co. Ltd., Class A*	28,598	66,516
Hunan Jiangnan Red Arrow Co. Ltd., Class A	23,300	39,258
Jangho Group Co. Ltd., Class A	19,700	30,848
Jiangsu Nonghua Intelligent Agricultural Technology Co. Ltd., Class A	50,900	46,221
Jiangsu Sunrain Solar Energy Co. Ltd., Class A	13,900	14,362
Jiangsu Yueda Investment Co. Ltd., Class A	28,600	32,169
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	19,400	40,445
Jiangsu Zhongtian Technology Co. Ltd., Class A	32,300	75,915
Jiangsu Zongyi Co. Ltd., Class A*	49,800	94,364
Jiangxi Hongdu Aviation Industry Co. Ltd., Class A	19,000	44,569
Keda Clean Energy Co. Ltd., Class A	25,000	46,702
Lanzhou LS Heavy Equipment Co. Ltd., Class A	8,900	16,476
MeiDu Energy Corp., Class A	51,771	38,163
Mesnac Co. Ltd., Class A	29,200	45,590
Minmetals Development Co. Ltd., Class A	18,800	38,706
Neway Valve Suzhou Co. Ltd., Class A	9,400	22,653
North Navigation Control Technology Co. Ltd., Class A	16,500	46,864
Orient Group, Inc., Class A	59,284	54,287
Palm Landscape Architecture Co. Ltd., Class A	14,400	37,295
Pubang Landscape Architecture Co. Ltd., Class A	27,419	21,132
Qingdao Hanhe Cable Co. Ltd., Class A	59,200	38,851
Rizhao Port Co. Ltd., Class A	81,650	50,843
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	18,600	49,961
Shanghai Lansheng Corp., Class A	9,000	31,908
Shanghai M&G Stationery, Inc., Class A	2,700	13,986
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	13,600	41,076
Shanghai Pudong Road & Bridge Construction Co. Ltd., Class A	23,199	35,902
Shanghai Zhenhua Heavy Industries Co. Ltd., Class A*	69,800	42,931
Shanghai Zhixin Electric Co. Ltd., Class A	29,660	38,793
Shantui Construction Machinery Co. Ltd., Class A*	41,000	29,910
Shanxi Coal International Energy Group Co. Ltd., Class A*	42,900	26,779
Shenzhen Desay Battery Technology Co., Class A	5,200	26,451
Shenzhen Glory Medical Co. Ltd., Class A	8,918	24,363
Shenzhen Hifuture Electric Co. Ltd., Class A*	31,900	38,041
Shenzhen Hongtao Decoration Co. Ltd., Class A	31,350	41,626
Shenzhen Tagen Group Co. Ltd., Class A	18,700	33,049
Shenzhen Yan Tian Port Holding Co. Ltd., Class A	33,200	29,692
Shuangliang Eco-Energy Systems Co. Ltd., Class A	35,000	28,097
Sichuan Road & Bridge Co. Ltd., Class A	80,900	45,313
Sieyuan Electric Co. Ltd., Class A	18,000	30,768
Sinochem International Corp., Class A	43,700	55,289
Sinoma International Engineering Co. Ltd., Class A	30,800	41,271
Sinotrans Air Transportation Development Co. Ltd., Class A	15,300	40,700
SUFA Technology Industry Co. Ltd. CNNC, Class A	13,520	41,247
Sungrow Power Supply Co. Ltd., Class A	16,600	44,462
Suzhou Anjie Technology Co. Ltd., Class A	6,500	21,358

Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A*	15,000	34,889
Taiyuan Heavy Industry Co. Ltd., Class A*	75,500	46,091
TangShan Port Group Co. Ltd., Class A	44,500	42,855
Tianjin Benefo Tejing Electric Co. Ltd., Class A	7,600	13,019
Tianjin Capital Environmental Protection Group Co. Ltd., Class A	18,000	21,702
Tianjin TEDA Co. Ltd., Class A	44,400	29,815
Tianjin Tianhai Investment Co. Ltd., Class A*	12,600	11,048
Tianma Bearing Group Co. Ltd., Class A	24,300	21,176
Wolong Electric Group Co. Ltd., Class A	23,365	31,772
Xiamen ITG Group Corp. Ltd., Class A	52,148	45,842
Xi’an Shaangu Power Co. Ltd., Class A	26,950	25,090
Xiandai Investment Co. Ltd., Class A	29,300	27,903
Xiangtan Electric Manufacturing Co. Ltd., Class A	15,300	24,705
Xinjiang Urban Construction Group Co. Ltd., Class A	22,400	22,939
Zhefu Holding Group Co. Ltd., Class A	62,000	49,961
Zhejiang Dun’an Artificial Environment Co. Ltd., Class A*	23,000	41,385
Zhejiang Kaishan Compressor Co. Ltd., Class A	18,800	38,706
Zhejiang Sanhua Co. Ltd., Class A	36,580	35,339
Zhejiang Wanma Co. Ltd., Class A	24,862	77,671
Zhejiang Weiming Environment Protection Co. Ltd., Class A*	1,900	8,934
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	46,300	36,419
Zhongli Science and Technology Group Co. Ltd., Class A	12,700	24,616
Zhongshan Broad Ocean Motor Co. Ltd., Class A	8,500	11,169

		4,290,265

Information Technology - 15.5%
Accelink Technologies Co. Ltd., Class A	3,400	24,103
Addsino Co. Ltd., Class A*	31,600	62,696
Beijing Jetsen Technology Co. Ltd., Class A	25,000	59,057
Beijing Jingyuntong Technology Co. Ltd., Class A	24,800	22,975
Beijing Sevenstar Electronics Co. Ltd., Class A*	7,800	26,665
Beijing Teamsun Technology Co. Ltd., Class A	27,800	56,005
Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	38,200	54,744
Bright Oceans Inter-Telecom Corp., Class A	19,900	33,408
China Aviation Optical-Electrical Technology Co. Ltd., Class A	12,710	59,163
China Greatwall Computer Shenzhen Co. Ltd., Class A*	70,800	114,018
China National Software & Service Co. Ltd., Class A	12,900	39,927
China Security & Fire Co. Ltd., Class A	40,809	131,630
China TransInfo Technology Co. Ltd., Class A	10,200	43,152
China Wafer Level CSP Co. Ltd., Class A	4,200	20,281
Datang Telecom Technology Co. Ltd., Class A*	23,600	48,732
Dawning Information Industry Co. Ltd., Class A	3,700	29,584
Eastern Communications Co. Ltd., Class A	16,592	20,688
EGing Photovoltaic Technology Co. Ltd., Class A	12,860	18,822
Fiberhome Telecommunication Technologies Co. Ltd., Class A	23,000	74,627
Focus Technology Co. Ltd., Class A	1,900	17,630
Founder Technology Group Corp., Class A	88,200	55,997
Fujian Newland Computer Co. Ltd., Class A*	28,940	68,239

Fujian Star-net Communication Co. Ltd., Class A	13,500	30,060
Greatwall Information Industry Co. Ltd., Class A	69,700	181,762
Guangdong Ellington Electronics Technology Co. Ltd., Class A	6,000	18,296
Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	20,700	22,683
Guomai Technologies, Inc., Class A	18,100	22,679
Hangzhou First PV Material Co. Ltd., Class A	2,500	12,709
Hangzhou Silan Microelectronics Co. Ltd., Class A	31,780	25,027
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	8,400	23,204
Hengtong Optic-electric Co. Ltd., Class A	38,700	58,650
Holitech Technology Co. Ltd., Class A	25,500	42,810
Huagong Tech Co. Ltd., Class A	27,800	64,151
Insigma Technology Co. Ltd., Class A*	30,500	43,616
Invengo Information Technology Co. Ltd., Class A	26,400	46,899
Jiangsu Changjiang Electronics Technology Co. Ltd., Class A	42,200	104,009
Jiangsu Protruly Vision Technology Group Co. Ltd., Class A*	40,000	71,731
Julong Co. Ltd., Class A	11,395	35,495
MLS Co. Ltd., Class A	1,900	7,423
Ningbo Yunsheng Group Co. Ltd., Class A	15,400	42,400
North Electro-Optic Co. Ltd., Class A*	6,900	21,977
Shanghai Aerospace Automobile Electromechanical Co., Class A*	39,100	51,976
Shanghai Belling Co. Ltd., Class A	24,200	46,167
Shanghai East China Computer Co. Ltd., Class A	5,400	25,548
Shengyi Technology Co. Ltd., Class A	29,800	34,565
Shenzhen Everwin Precision Technology Co. Ltd., Class A	11,700	42,087
Shenzhen Infogem Technologies Co. Ltd., Class A	9,200	47,655
Shenzhen Kaifa Technology Co. Ltd., Class A	30,400	36,189
Shenzhen Laibao Hi-tech Co. Ltd., Class A	20,400	22,915
Shenzhen Tat Fook Technology Co. Ltd., Class A	11,840	28,334
Sinodata Co. Ltd., Class A	7,000	47,188
Taiji Computer Corp. Ltd., Class A	8,600	38,903
Telling Telecommunication Holding Co. Ltd., Class A*	46,900	62,885
Tianma Microelectronics Co. Ltd., Class A	25,000	55,324
Tongfang Guoxin Electronics Co. Ltd., Class A	13,300	89,109
United Electronics Co. Ltd., Class A	6,800	33,438
Venustech Group, Inc., Class A	25,400	75,902
Vtron Technologies Ltd., Class A	25,800	55,126
Wuhan Fingu Electronic Technology Co. Ltd., Class A	9,200	14,013
Wuhan Guide Infrared Co. Ltd., Class A	9,900	25,943
Wuhu Token Science Co. Ltd., Class A	42,800	67,159
WUS Printed Circuit Kunshan Co. Ltd., Class A*	48,140	28,580
Xiamen Faratronic Co. Ltd., Class A	6,200	25,095
Xi’an LONGi Silicon Materials Co. Ltd., Class A	46,700	75,478
YGSOFT, Inc., Class A	21,407	38,976
Youzu Interactive Co. Ltd., Class A	4,900	56,319
Zhejiang Crystal-Optech Co. Ltd., Class A	13,500	63,603

		3,146,201

Materials - 16.2%
Advanced Technology & Materials Co. Ltd., Class A*	20,904	27,692
Baoji Titanium Industry Co. Ltd., Class A	8,900	18,853
Befar Group Co. Ltd., Class A	28,800	26,812

Beijing Lier High-temperature Materials Co. Ltd., Class A	24,900	19,001
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	25,708	58,656
Beijing Sanju Environmental Protection and New Material Co. Ltd., Class A	17,400	72,762
CEFC Anhui International Holding Co. Ltd., Class A	51,202	168,440
China Jushi Co. Ltd., Class A	19,800	55,239
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd., Class A	24,900	46,629
Chongqing Iron & Steel Co. Ltd., Class A*	80,100	31,418
Cofco Biochemical Co. Ltd., Class A	42,485	75,733
CSG Holding Co. Ltd., Class A	46,600	68,275
Dalian Zeus Entertainment Group Co. Ltd., Class A	2,300	28,264
ENN Energy Chemicals Co. Ltd., Class A	12,400	19,019
FSPG Hi-Tech Co. Ltd., Class A*	37,450	45,781
Gansu Qilianshan Cement Group Co. Ltd., Class A	25,800	24,334
GEM Co. Ltd., Class A	44,451	59,564
Guangdong Guanhao High-Tech Co. Ltd., Class A	32,645	41,652
Guangdong Hec Technology Holding Co. Ltd., Class A	76,305	79,540
Guangdong Tapai Group Co. Ltd., Class A	14,900	19,760
Henan Shenhuo Coal & Power Co. Ltd., Class A*	47,400	44,852
Hengyi Petrochemical Co. Ltd., Class A*	15,700	29,784
Huaxin Cement Co. Ltd., Class A	6,680	6,881
Hubei Kaile Science & Technology Co. Ltd., Class A*	20,000	27,135
Hubei Xingfa Chemicals Group Co. Ltd., Class A	13,100	19,413
Hunan Gold Corp. Ltd., Class A*	28,100	35,853
Inner Mongolia Xingye Mining Co. Ltd., Class A	52,400	45,495
Jiangsu Wuzhong Industrial Co., Class A	31,000	98,954
Jiangsu Yabang Dyestuff Co. Ltd., Class A	14,400	35,043
Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A*	35,000	31,729
Jilin Yatai Group Co. Ltd., Class A*	71,453	48,746
Juli Sling Co. Ltd., Class A	31,100	25,441
Kailuan Energy Chemical Co. Ltd., Class A	27,200	19,760
Kingfa Sci & Tech Co. Ltd., Class A	68,700	63,580
Lianhe Chemical Technology Co. Ltd., Class A	24,559	48,051
Luxi Chemical Group Co. Ltd., Class A	42,900	32,278
Maanshan Iron & Steel Co. Ltd., Class A*	133,000	50,136
Nanjing Iron & Steel Co. Ltd., Class A*	87,200	31,674
Nanjing Redsun Co. Ltd., Class A	8,200	14,930
ORG Packaging Co. Ltd., Class A	25,954	84,252
Rising Nonferrous Metals Share Co. Ltd., Class A*	5,800	31,521
Rongsheng Petro Chemical Co. Ltd., Class A	10,200	18,556
Shaanxi Ligeance Mineral Resources Co. Ltd., Class A	20,200	54,598
Shandong Chenming Paper Holdings Ltd., Class A	39,300	41,746
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	30,000	47,571
Shandong Humon Smelting Co. Ltd., Class A	22,100	33,020
Shandong Iron and Steel Co. Ltd., Class A*	69,700	26,168
Shandong Jinjing Science & Technology Co. Ltd., Class A*	42,300	25,436
Shandong Nanshan Aluminum Co. Ltd., Class A	90,500	92,678
Shandong Sun Paper Industry JSC Ltd., Class A	43,400	28,747
Shanghai Chlor-Alkali Chemical Co. Ltd., Class A*	9,300	16,791

Shantou Dongfeng Printing Co. Ltd., Class A	13,700	23,480
Shengda Mining Co. Ltd., Class A*	13,200	30,984
Shenghe Resources, Class A	19,600	26,772
Shenzhen Jinjia Color Printing Group Co. Ltd., Class A	40,200	55,892
Sichuan Hebang Biotechnology Co. Ltd., Class A	41,100	29,732
Sichuan Tianqi Lithium Industries, Inc., Class A*	6,900	125,726
Stanley Fertilizer Co. Ltd., Class A	10,600	38,680
Tangshan Jidong Cement Co. Ltd., Class A	22,600	33,250
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	38,900	37,545
Tibet Mineral Development Co. Ltd., Class A*	17,100	43,844
TongKun Group Co. Ltd., Class A	16,000	31,842
Western Mining Co. Ltd., Class A	84,100	78,711
Xinjiang Qingsong Building Materials and Chemicals Group Co. Ltd., Class A	33,700	24,173
Xinjiang Tianshan Cement Co. Ltd., Class A	25,300	22,704
Xinjiang Zhongtai Chemical Co. Ltd., Class A	43,300	43,879
Yintai Resources Co. Ltd., Class A	22,400	35,212
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A	44,700	64,878
Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd., Class A	20,000	49,906
Zhejiang Hailiang Co. Ltd., Class A	20,700	21,388
Zhejiang Huafeng Spandex Co. Ltd., Class A	52,000	34,522
Zhejiang Juhua Co. Ltd., Class A	39,900	63,330
Zhejiang Runtu Co. Ltd., Class A	19,000	41,176
Zhejiang Satellite Petrochemical Co. Ltd., Class A*	10,200	10,850
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	22,800	23,488
Zhongfu Straits Pingtan Development Co. Ltd., Class A*	24,600	44,415
Zhuzhou Times New Material Technology Co. Ltd., Class A	16,500	30,571
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	13,325	24,343

		3,289,536

Utilities - 2.8%
An Hui Wenergy Co. Ltd., Class A	45,230	41,073
Beijing Water Business Doctor Co. Ltd., Class A	23,000	56,164
Chongqing Gas Group Corp. Ltd., Class A	7,200	9,428
CPI Yuanda Environmental-Protection Group Co. Ltd., Class A	16,982	32,760
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	53,800	55,177
Guangxi Guiguan Electric Power Co. Ltd., Class A	31,200	24,761
Harbin Hatou Investment Co. Ltd., Class A	11,400	19,208
Heilongjiang Interchina Water Treatment Co. Ltd., Class A*	64,400	40,690
Jointo Energy Investment Co. Ltd. Hebei, Class A	29,700	36,262
Kaidi Ecological and Environmental Technology Co. Ltd., Class A	33,700	39,294
Shaan Xi Provincial Natural Gas Co. Ltd., Class A	13,600	16,771
Shanghai Dazhong Public Utilities Group Co. Ltd., Class A	87,150	83,661
Shenzhen Gas Corp. Ltd., Class A	18,100	20,221
Top Energy Co. Ltd., Class A	19,000	14,122
Xinjiang Tianfu Energy Co. Ltd., Class A	22,459	22,965
Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd., Class A	19,900	24,752
Zhongshan Public Utilities Group Co. Ltd., Class A	24,560	38,345

		575,654

TOTAL COMMON STOCKS
(Cost $23,502,681)		20,231,541

TOTAL INVESTMENTS - 99.6%
(Cost $23,502,681) †		$20,231,541

Other assets and liabilities, net - 0.4%	$87,400

NET ASSETS - 100.0%	$20,318,941

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $24,341,930. At February 29, 2016, net unrealized depreciation for all securities based on tax cost was $4,110,389. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,415,410 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,525,799.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks (a)	$17,526,752	$—	$2,704,789	$20,231,541

Total	$17,526,752	$—	$2,704,789	$20,231,541

(a)	See Schedule of investments for additional detailed categorizations.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Balance at May 31, 2015	$8,929,221
Purchases	5,608,009
Sales	(6,555,273)
Realized gain (loss)	(597,548)
Change in unrealized gain (loss)	(3,076,961)
Transfers into Level 3 (b)	5,034,689
Transfers out of Level 3 (b)	(6,637,348)
Balance at February 29, 2016	2,704,789
Change in unrealized gain (loss) related to Investments still held at February 29, 2016	(3,076,961)

(b)	During the period ended February 29, 2016, the amount of transfers between Level 1 and Level 3 was $5,034,689 and between Level 3 and Level 1 was $6,637,348. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Tansfers between price levels are recognized at the beginning of the reporting period.

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments include the last traded price on the Exchange for securities suspended from trading adjusted for proxy (the movement in the applicable sector index) with a range of -67% to 2% with a weighted average range of approximately -26%. A significant change between last traded price, adjusted for proxy, and the price of a security once it resumes trading on the securities exchange could result in a material change in the fair value measurement

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 2/29/2016	Valuation Technique	Unobservable Input
Common Stock: Consumer Discretionary	$379,177	Market Approach	Last traded price adjusted for proxy.
Common Stock: Consumer Staples	43,696	Market Approach	Last traded price adjusted for proxy.
Common Stock: Energy	57,560	Market Approach	Last traded price adjusted for proxy.
Common Stock: Financials	188,336	Market Approach	Last traded price adjusted for proxy.
Common Stock: Health Care	304,214	Market Approach	Last traded price adjusted for proxy.
Common Stock: Industrials	346,383	Market Approach	Last traded price adjusted for proxy.
Common Stock: Information Technology	809,630	Market Approach	Last traded price adjusted for proxy.
Common Stock: Materials	575,793	Market Approach	Last traded price adjusted for proxy.

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All China Equity ETF

February 29, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 53.8%
Consumer Discretionary - 4.0%
Alibaba Pictures Group Ltd.*	51,933	$10,752
Anta Sports Products Ltd.	5,136	11,611
Belle International Holdings Ltd.	24,686	16,063
Brilliance China Automotive Holdings Ltd.	16,047	13,083
Byd Co. Ltd., Class H*	3,409	16,922
China Travel International Investment Hong Kong Ltd.	14,039	4,875
Ctrip.com International, Ltd., ADR*(a)	1,426	58,352
Dongfeng Motor Group Co. Ltd., Class H	14,437	16,839
Fuyao Glass Industry Group Co. Ltd., Class H, 144A*	2,807	5,581
Geely Automobile Holdings Ltd.	27,403	10,149
GOME Electrical Appliances Holding Ltd.	63,183	8,369
Great Wall Motor Co. Ltd., Class H	16,495	11,858
Guangzhou Automobile Group Co. Ltd., Class H	11,580	10,007
Haier Electronics Group Co. Ltd.	6,690	9,997
Intime Retail Group Co. Ltd.	5,650	4,410
JD.com, Inc., ADR*(a)	1,864	47,924
Minth Group Ltd.	3,484	6,299
New Oriental Education & Technology Group, Inc., ADR	724	22,538
Qunar Cayman Islands Ltd., ADR*(a)	309	11,461
Shenzhou International Group Holdings Ltd.	3,086	15,795
Skyworth Digital Holdings Ltd.	8,555	4,830
TAL Education Group, ADR*	229	11,851
Vipshop Holdings Ltd., ADR*(a)	2,174	24,153

		353,719

Consumer Staples - 1.4%
China Agri-Industries Holdings Ltd.*	12,572	3,476
China Huishan Dairy Holdings Co. Ltd.	21,525	8,083
China Mengniu Dairy Co. Ltd.	14,611	21,007
China Resources Beer Holdings Co. Ltd.	6,817	11,046
Hengan International Group Co. Ltd.	3,909	30,941
Sun Art Retail Group Ltd.	12,691	7,670
Tingyi Cayman Islands Holding Corp.	10,033	9,457
Tsingtao Brewery Co. Ltd., Class H	1,643	5,937
Uni-President China Holdings Ltd.	6,994	4,623
Want Want China Holdings Ltd.	31,447	20,827

		123,067

Energy - 3.4%
China Coal Energy Co. Ltd., Class H	14,205	4,749
China Oilfield Services Ltd., Class H	9,112	6,703
China Petroleum & Chemical Corp., Class H	135,768	75,600
China Shenhua Energy Co. Ltd., Class H	18,086	25,398
CNOOC Ltd.	97,346	99,648
Kunlun Energy Co. Ltd.	17,182	12,285
PetroChina Co. Ltd., Class H	112,277	72,049
Sinopec Oilfield Service Corp., Class H*	10,370	2,214
Yanzhou Coal Mining Co. Ltd., Class H	9,416	4,020

		302,666

Financials - 16.8%
Agile Property Holdings Ltd.	6,784	3,132
Agricultural Bank of China Ltd., Class H	122,682	40,388
Bank of China Ltd., Class H	431,965	161,651
Bank of Communications Co. Ltd., Class H	46,580	26,596
China Cinda Asset Management Co. Ltd., Class H	46,537	13,944
China CITIC Bank Corp. Ltd., Class H*	43,558	24,030
China Construction Bank Corp., Class H	457,524	267,708
China Everbright Bank Co. Ltd., Class H	18,277	7,263
China Everbright Ltd.	4,813	8,876

China Galaxy Securities Co. Ltd., Class H	17,678	12,435
China Jinmao Holdings Group Ltd.	19,875	4,958
China Life Insurance Co. Ltd., Class H	40,642	88,432
China Merchants Bank Co. Ltd., Class H	24,431	45,744
China Minsheng Banking Corp. Ltd., Class H	31,364	25,733
China Overseas Land & Investment Ltd.	21,334	63,375
China Pacific Insurance Group Co. Ltd., Class H	14,030	45,377
China Resources Land Ltd.	14,753	35,212
China Taiping Insurance Holdings Co. Ltd.*	8,606	16,601
China Vanke Co. Ltd., Class H	6,997	15,765
Chongqing Rural Commercial Bank Co. Ltd., Class H	13,375	6,261
CITIC Securities Co. Ltd., Class H	11,518	22,159
Country Garden Holdings Co. Ltd.	30,051	10,937
Dalian Wanda Commercial Properties Co. Ltd., Class H, 144A	3,126	12,824
Evergrande Real Estate Group Ltd.	23,165	15,133
Far East Horizon Ltd.	9,460	6,995
GF Securities Co. Ltd., Class H*	7,245	13,361
Guangzhou R&F Properties Co. Ltd., Class H	5,403	6,378
Haitong Securities Co. Ltd., Class H	17,236	25,091
Huatai Securities Co. Ltd., Class H, 144A*	7,516	14,150
Industrial & Commercial Bank of China Ltd., Class H	401,084	198,062
KWG Property Holding Ltd.	6,569	3,869
Longfor Properties Co. Ltd.	7,752	9,520
New China Life Insurance Co. Ltd., Class H	4,127	11,941
New World China Land Ltd.	13,872	13,237
People’s Insurance Co. (Group) of China Ltd., Class H	34,828	12,586
PICC Property & Casualty Co. Ltd., Class H	20,544	31,016
Ping An Insurance Group Co. of China Ltd., Class H	28,306	119,759
Shenzhen Investment Ltd.	15,707	5,696
Shimao Property Holdings Ltd.	7,392	9,563
Shui On Land Ltd.	19,221	4,820
Sino-Ocean Land Holdings Ltd.	18,028	7,883
Soho China Ltd.	11,068	4,967
Sunac China Holdings Ltd.	9,949	6,397
Yuexiu Property Co. Ltd.	36,297	5,088

		1,484,913

Health Care - 1.1%
China Medical System Holdings Ltd.	5,868	7,366
China Traditional Chinese Medicine Co. Ltd.*	8,669	4,738
CSPC Pharmaceutical Group Ltd.	22,007	17,518
Luye Pharma Group Ltd.*	7,070	5,682
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	9,780	6,288
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,974	4,574
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,669	6,606
Sino Biopharmaceutical Ltd.	23,666	17,317
Sinopharm Group Co. Ltd., Class H	6,347	23,181
Tong Ren Tang Technologies Co. Ltd., Class H	3,536	5,439

		98,709

Industrials - 3.5%
Air China Ltd., Class H	9,198	5,453
AviChina Industry & Technology Co. Ltd., Class H	11,286	7,707
Beijing Capital International Airport Co. Ltd., Class H	7,225	6,290
Beijing Enterprises Holdings Ltd.	2,652	12,329
CAR, Inc.*	4,098	4,680
China Communications Construction Co. Ltd., Class H	23,562	21,210
China Conch Venture Holdings Ltd.	7,203	11,264
China COSCO Holdings Co. Ltd., Class H*	14,034	4,801
China Eastern Airlines Corp. Ltd., Class H*	8,734	4,100

China Everbright International Ltd.	13,123	13,956
China International Marine Containers Group Co. Ltd., Class H	2,653	3,801
China Merchants Holdings International Co. Ltd.	6,285	17,417
China Railway Construction Corp. Ltd., Class H	10,497	9,949
China Railway Group Ltd., Class H	21,271	13,431
China Shipping Container Lines Co. Ltd., Class H*	20,399	3,935
China Shipping Development Co. Ltd., Class H	6,994	4,128
China Southern Airlines Co. Ltd., Class H	9,147	5,129
China State Construction International Holdings Ltd.	9,081	13,943
CITIC Ltd.	23,221	31,594
COSCO Pacific Ltd.	9,058	9,470
CRRC Corp. Ltd., Class H	23,261	21,238
Fosun International Ltd.	11,454	14,730
Haitian International Holdings Ltd.	2,917	3,894
Jiangsu Expressway Co. Ltd., Class H	5,571	6,548
Metallurgical Corp. of China Ltd., Class H	15,771	3,468
Shanghai Electric Group Co. Ltd., Class H	15,359	6,577
Shanghai Industrial Holdings Ltd.	2,493	5,367
Shenzhen International Holdings Ltd.	6,116	9,265
Sinopec Engineering Group Co. Ltd., Class H	6,607	4,775
Sinotrans Ltd., Class H	9,702	3,618
Weichai Power Co. Ltd., Class H	4,961	4,523
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,431	2,613
Zhejiang Expressway Co. Ltd., Class H	6,798	6,023
Zhuzhou CSR Times Electric Co. Ltd., Class H	2,690	13,163

		310,389

Information Technology - 16.1%
58.com, Inc., ADR*	401	21,253
AAC Technologies Holdings, Inc.	3,920	27,196
Alibaba Group Holding Ltd., ADR*(a)	5,385	370,542
Autohome, Inc., ADR*(a)	188	4,608
Baidu, Inc., ADR*	1,471	255,101
Bitauto Holdings Ltd., ADR*	172	3,559
GCL-Poly Energy Holdings Ltd.	71,750	10,426
Hanergy Thin Film Power Group Ltd.*	56,247	1,311
Kingboard Chemical Holdings Ltd.	3,482	5,078
Kingsoft Corp. Ltd.	4,194	8,295
Lenovo Group Ltd. (a)	39,315	32,812
NetEase, Inc., ADR	429	57,748
Qihoo 360 Technology Co. Ltd., ADR*	508	36,515
Semiconductor Manufacturing International Corp.*	140,960	11,601
SINA Corp.*	286	12,218
SouFun Holdings Ltd., ADR	1,352	7,206
Sunny Optical Technology Group Co. Ltd.	3,446	7,977
Tencent Holdings Ltd.	28,133	513,374
TravelSky Technology Ltd., Class H	4,276	6,445
Xinyi Solar Holdings Ltd.	13,957	3,913
Youku Tudou, Inc., ADR*	652	17,852
YY, Inc., ADR*	163	8,484
ZTE Corp., Class H	4,020	6,555

		1,430,069

Materials - 0.9%
Aluminum Corp. of China Ltd., Class H*	20,988	7,179
Anhui Conch Cement Co. Ltd., Class H	6,569	13,043
BBMG Corp., Class H	6,223	3,489
China Hongqiao Group Ltd.	6,873	3,889
China National Building Material Co. Ltd., Class H	15,322	6,778
China Resources Cement Holdings Ltd.	10,025	2,488
China Zhongwang Holdings Ltd.	8,731	3,885
Jiangxi Copper Co. Ltd., Class H	7,015	7,316
Lee & Man Paper Manufacturing Ltd.	7,930	4,620

Nine Dragons Paper Holdings Ltd.	8,691	5,801
Sinopec Shanghai Petrochemical Co. Ltd., Class H*	18,600	7,893
Zijin Mining Group Co. Ltd., Class H	30,699	9,199

		75,580

Telecommunication Services - 4.9%
Alibaba Health Information Technology Ltd.*	13,044	6,911
China Communications Services Corp. Ltd., Class H	12,673	5,101
China Mobile Ltd.	33,418	353,255
China Telecom Corp. Ltd., Class H	73,849	35,423
China Unicom (Hong Kong) Ltd.	31,858	36,298

		436,988

Utilities - 1.7%
Beijing Enterprises Water Group Ltd.*	23,199	12,172
CGN Power Co. Ltd., Class H, 144A	47,526	13,690
China Gas Holdings Ltd.	8,681	11,566
China Longyuan Power Group Corp. Ltd., Class H	16,886	9,251
China Power International Development Ltd.	17,550	7,335
China Resources Gas Group Ltd.	4,939	12,894
China Resources Power Holdings Co. Ltd.	9,779	15,820
Datang International Power Generation Co. Ltd., Class H	14,998	3,915
ENN Energy Holdings Ltd.	4,117	18,822
Guangdong Investment Ltd.	14,979	18,203
Huadian Fuxin Energy Corp. Ltd., Class H	14,005	2,521
Huadian Power International Corp. Ltd., Class H	8,009	4,346
Huaneng Power International, Inc., Class H	21,656	16,849
Huaneng Renewables Corp. Ltd., Class H	21,196	4,906
Towngas China Co. Ltd.	5,172	2,634

		154,924

TOTAL COMMON STOCKS
(Cost $6,217,457)		4,771,024

EXCHANGE-TRADED FUNDS - 45.6%
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (b)	137,309	2,987,844
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (a)(b)	35,704	1,050,768

TOTAL EXCHANGE-TRADED FUNDS
(Cost $6,761,927)		4,038,612

SECURITIES LENDING COLLATERAL - 18.5%
Daily Assets Fund “Capital Shares”, 0.42% (c)(d)
(Cost $1,637,739)	1,637,739	1,637,739

TOTAL INVESTMENTS - 117.9%
(Cost $14,617,123)†		$10,447,375
Other assets and liabilities, net - (17.9%)		(1,585,531)

NET ASSETS - 100.0%		$8,861,844

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.

†	The cost for federal income tax purposes was $14,721,385. At February 29, 2016, net unrealized depreciation for all securities based on tax cost was $4,274,010. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $45,567 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,319,577.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2016 amounted to $1,521,640, which is 17.2% of net assets.
(b)	Affiliated fund advised by DBX Advisors LLC.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

A summary of the Fund’s transactions with affiliated funds during the period ended February 29, 2016 is as follows:

	Value ($) at 5/31/15	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 2/29/16
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	8,759,229	874,078	(2,112,803)	(623,117)	984,357	—	2,987,844
Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF	3,073,688	455,559	(955,599)	(370,244)	133,801	—	1,050,768

	11,832,917	1,329,637	(3,068,402)	(993,361)	1,118,158	—	4,038,612

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks (e)	$4,762,347	$—	$8,677	$4,771,024
Exchange-Traded Funds	4,038,612	—	—	4,038,612
Short-Term Investments	1,637,739	—	—	1,637,739

Total	$10,438,698	$—	$8,677	$10,447,375

During the period ended February 29, 2016, the amount of transfers between Level 1 and Level 3 was $9,679 and between Level 3 and Level 1 was $34,595. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

(e)	See Schedule of investments for additional detailed categorizations.

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US Hedged Equity ETF

February 29, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.9%
Australia - 5.1%
AGL Energy Ltd.	1,389	$18,182
Alumina Ltd. (a)	19,424	18,647
Amcor Ltd.	6,931	69,307
AMP Ltd.	11,879	45,106
APA Group (b)	6,384	39,733
Aristocrat Leisure Ltd.	2,540	18,129
Asciano Ltd.	4,717	29,863
ASX Ltd.	871	26,129
Aurizon Holdings Ltd.	9,789	28,437
AusNet Services	22,406	23,429
Australia & New Zealand Banking Group Ltd.	10,605	169,553
Bank of Queensland Ltd.	1,989	14,977
Bendigo and Adelaide Bank Ltd.	1,678	10,252
BHP Billiton Ltd.	13,989	155,461
BHP Billiton PLC	8,617	87,313
Boral Ltd.	3,539	14,752
Brambles Ltd.	9,352	83,371
Caltex Australia Ltd.	1,268	33,070
Challenger Ltd.	549	2,947
CIMIC Group Ltd.	914	20,589
Coca-Cola Amatil Ltd.	3,598	21,854
Cochlear Ltd.	437	31,968
Commonwealth Bank of Australia	6,972	349,035
Computershare Ltd.	2,768	17,978
Crown Resorts Ltd.	1,989	16,496
CSL Ltd.	2,136	156,604
Dexus Property Group REIT	5,270	28,324
Flight Centre Travel Group Ltd. (a)	310	9,160
Fortescue Metals Group Ltd. (a)	1,119	1,629
Goodman Group REIT	11,383	52,729
GPT Group REIT	9,954	34,955
Harvey Norman Holdings Ltd. (a)	4,898	16,711
Healthscope Ltd.	3,102	5,491
Iluka Resources Ltd.	2,418	11,615
Incitec Pivot Ltd.	8,219	17,071
Insurance Australia Group Ltd.	9,091	33,547
LendLease Group (b)	3,808	35,415
Macquarie Group Ltd.	977	44,811
Medibank Pvt Ltd.	7,116	12,799
Mirvac Group REIT	26,565	34,698
National Australia Bank Ltd.	8,590	148,312
Newcrest Mining Ltd.*	3,910	48,838
Oil Search Ltd.	4,094	19,520
Orica Ltd.	1,804	18,348
Origin Energy Ltd.	4,712	14,899
Platinum Asset Management Ltd. (a)	743	3,150
Qantas Airways Ltd.*	5,813	16,015
QBE Insurance Group Ltd.	4,901	36,975
Ramsay Health Care Ltd.	908	42,929
REA Group Ltd.	184	6,823
Santos Ltd.	4,649	10,983
Scentre Group REIT	25,149	78,442
Seek Ltd.	1,727	19,131
Sonic Healthcare Ltd.	2,607	34,201
South32 Ltd.*	17,513	15,625
Stockland REIT	14,383	42,809
Suncorp Group Ltd.	3,266	26,108
Sydney Airport (b)	9,910	45,623
Tabcorp Holdings Ltd.	5,086	15,610
Tatts Group Ltd.	8,241	22,881
Telstra Corp. Ltd.	17,430	65,313
TPG Telecom Ltd.	2,175	16,300
Transurban Group (b)	10,158	82,291
Treasury Wine Estates Ltd.	4,318	29,741
Vicinity Centres REIT	11,757	26,098
Wesfarmers Ltd. (a)	4,589	128,035
Westfield Corp. REIT	11,315	80,761
Westpac Banking Corp.	13,328	273,495
Woodside Petroleum Ltd.	2,341	42,357
Woolworths Ltd.	5,643	92,234

		3,345,984

Austria - 0.1%
ANDRITZ AG	369	17,716
Erste Group Bank AG*	1,292	33,346
OMV AG	594	15,625
Raiffeisen Bank International AG*	548	7,315
voestalpine AG	558	16,207

		90,209

Belgium - 1.0%
Ageas	967	35,772
Anheuser-Busch InBev NV	3,224	363,350

Colruyt SA	116	6,241
Delhaize Group	438	44,532
Groupe Bruxelles Lambert SA	443	33,937
KBC Groep NV	1,151	61,229
Proximus SA	932	29,479
Solvay SA	288	26,784
Telenet Group Holding NV*	247	13,004
UCB SA	541	40,291
Umicore SA	533	24,187

		678,806

Brazil - 0.8%
Ambev SA	22,841	100,339
B2W Cia Digital*	339	975
Banco Bradesco SA	3,527	20,439
Banco do Brasil SA	3,260	10,992
Banco Santander Brasil SA	2,237	8,328
BB Seguridade Participacoes SA	3,842	23,077
BM&F Bovespa SA	8,153	23,593
BR Malls Participacoes SA	2,483	8,323
BRF SA	3,224	41,268
CCR SA	2,789	8,772
CETIP SA - Mercados Organizados	1,329	12,543
Cia de Saneamento Basico do Estado de Sao Paulo	1,557	8,767
Cia Siderurgica Nacional SA	3,284	4,253
Cielo SA	3,075	23,747
Cosan SA Industria e Comercio	436	2,904
Duratex SA	1,837	2,781
Embraer SA	1,188	8,935
Estacio Participacoes SA	1,237	3,931
Fibria Celulose SA	1,366	14,968
Hypermarcas SA*	1,557	9,771
JBS SA	3,224	9,153
Klabin SA	1,369	7,330
Kroton Educacional SA	5,200	12,911
Lojas Americanas SA	1,543	4,615
Lojas Renner SA	3,058	13,708
M Dias Branco SA	60	948
Natura Cosmeticos SA	922	6,103
Odontoprev SA	3,416	8,634
Petroleo Brasileiro SA*	12,790	23,411
Qualicorp SA	1,336	4,285
Raia Drogasil SA	1,059	12,134
Sul America SA	1,589	6,351
Tim Participacoes SA	3,265	5,651
Totvs SA	1,058	8,299
Ultrapar Participacoes SA	1,493	23,368
Vale SA	4,791	14,091
WEG SA	1,897	6,231

		505,929

Canada - 6.3%
Agnico Eagle Mines Ltd.	1,063	37,405
Agrium, Inc.	474	40,817
Alimentation Couche-Tard, Inc., Class B	1,963	88,821
AltaGas Ltd.	466	11,080
ARC Resources Ltd.	1,557	20,656
Bank of Montreal	3,096	170,818
Bank of Nova Scotia	5,453	220,699
Barrick Gold Corp.	5,150	71,559
BCE, Inc.	966	41,724
BlackBerry Ltd.*	2,348	18,326
Bombardier, Inc., Class B*	8,468	6,634
Brookfield Asset Management, Inc., Class A	4,554	139,784
CAE, Inc.	2,483	27,381
Cameco Corp.	1,675	20,278
Canadian Imperial Bank of Commerce	2,033	135,158
Canadian National Railway Co.	3,587	208,380
Canadian Natural Resources Ltd. (a)	4,527	94,622
Canadian Oil Sands Ltd.	216	1,478
Canadian Pacific Railway Ltd.	598	72,878
Canadian Tire Corp. Ltd., Class A	181	17,597
Canadian Utilities Ltd., Class A	1,121	26,969
CCL Industries, Inc., Class B	52	7,953
Cenovus Energy, Inc.	3,462	39,610
CGI Group, Inc., Class A*	1,297	54,267
CI Financial Corp.	1,909	42,286
Constellation Software, Inc.	118	49,234
Crescent Point Energy Corp. (a)	2,035	24,802
Dollarama, Inc.	975	56,756
Eldorado Gold Corp.	3,412	10,213
Element Financial Corp.	1,002	10,612

Enbridge, Inc. (a)	3,499	123,590
Encana Corp.	3,457	14,947
Finning International, Inc.	1,117	15,463
First Capital Realty, Inc.	2,045	29,625
First Quantum Minerals Ltd.	3,248	11,835
Fortis, Inc.	1,557	43,166
Franco-Nevada Corp.	672	40,106
Gildan Activewear, Inc.	747	19,313
Goldcorp, Inc.	3,600	51,725
Great-West Lifeco, Inc.	1,557	40,277
H&R Real Estate Investment Trust REIT	1,557	21,612
Husky Energy, Inc.	1,597	17,410
Imperial Oil Ltd.	1,421	45,361
Inter Pipeline Ltd.	1,557	28,562
Keyera Corp.	543	15,054
Kinross Gold Corp.*	5,481	16,042
Linamar Corp.	181	7,906
Loblaw Cos. Ltd.	1,221	62,025
Magna International, Inc.	1,426	55,333
Manulife Financial Corp.	7,775	104,069
Methanex Corp.	181	5,726
Metro, Inc.	362	11,569
Open Text Corp.	405	20,136
Pembina Pipeline Corp. (a)	1,557	38,816
Peyto Exploration & Development Corp.	966	19,877
Potash Corp. of Saskatchewan, Inc.	3,828	64,875
Power Corp. of Canada	1,557	33,833
Power Financial Corp.	1,557	36,284
PrairieSky Royalty Ltd. (a)	722	11,756
Restaurant Brands International, Inc.	1,111	38,988
Rogers Communications, Inc., Class B	1,557	57,631
Royal Bank of Canada	7,558	385,832
Saputo, Inc.	702	20,443
Seven Generations Energy Ltd., Class A*	811	9,309
Shaw Communications, Inc., Class B	2,049	35,483
Silver Wheaton Corp.	1,738	27,412
SNC-Lavalin Group, Inc.	671	21,062
Sun Life Financial, Inc.	2,796	83,363
Suncor Energy, Inc.	6,602	161,415
Teck Resources Ltd., Class B	2,347	13,582
TELUS Corp.	1,247	36,322
Toronto-Dominion Bank (The)	7,623	295,398
Tourmaline Oil Corp.*	814	15,011
TransCanada Corp.	2,973	109,098
Turquoise Hill Resources Ltd.*	9,541	21,085
Veresen, Inc.	932	5,476
Vermilion Energy, Inc.	417	11,342
West Fraser Timber Co. Ltd.	236	7,296
Yamana Gold, Inc.	4,185	11,847

		4,142,485

Chile - 0.3%
AES Gener SA	2,542	1,141
Aguas Andinas SA, Class A	6,107	3,173
Antofagasta PLC (a)	1,679	11,544
Banco de Chile	417,612	42,668
Banco de Credito e Inversiones	252	10,112
Banco Santander Chile	634,569	27,454
Cencosud SA	7,094	15,430
Cia Cervecerias Unidas SA	1,181	11,589
Colbun SA	27,168	7,038
Corpbanca SA	1,125,499	9,241
Empresa Nacional de Electricidad SA	10,330	13,646
Empresa Nacional de Telecomunicaciones SA	365	3,104
Empresas CMPC SA	7,409	16,989
Empresas Copec SA	1,542	13,003
Endesa Americas SA*	9,328	102
Enersis Americas SA	68,729	17,352
Enersis Chile*	62,075	77
LATAM Airlines Group SA*	442	2,511
SACI Falabella	1,910	12,371

		218,545

China - 4.1%
58.com, Inc., ADR*(a)	177	9,381
AAC Technologies Holdings, Inc.	3,664	25,414
Agricultural Bank of China Ltd., Class H	110,125	36,246
Air China Ltd., Class H	17,216	10,204
Alibaba Group Holding Ltd., ADR*	2,107	144,983

Aluminum Corp. of China Ltd., Class H*	25,562	8,742
Anhui Conch Cement Co. Ltd., Class H	8,287	16,450
Anta Sports Products Ltd.	3,881	8,772
AviChina Industry & Technology Co. Ltd., Class H	11,058	7,549
Baidu, Inc., ADR*(a)	570	98,849
Bank of China Ltd., Class H	378,377	141,562
Bank of Communications Co. Ltd., Class H	46,393	26,483
Beijing Capital International Airport Co. Ltd., Class H	16,574	14,426
Belle International Holdings Ltd.	23,047	14,993
Byd Co. Ltd., Class H*	2,607	12,938
CAR, Inc.*	2,106	2,404
CGN Power Co. Ltd., Class H, 144A	25,698	7,401
China Cinda Asset Management Co. Ltd., Class H	33,370	9,996
China CITIC Bank Corp. Ltd., Class H*	39,225	21,635
China Communications Construction Co. Ltd., Class H	25,455	22,909
China Communications Services Corp. Ltd., Class H	27,602	11,107
China Conch Venture Holdings Ltd.	2,672	4,177
China Construction Bank Corp., Class H	292,321	171,002
China COSCO Holdings Co. Ltd., Class H*	4,133	1,413
China Everbright Bank Co. Ltd., Class H	35,476	14,094
China Galaxy Securities Co. Ltd., Class H	12,483	8,779
China Huishan Dairy Holdings Co. Ltd.	19,831	7,445
China International Marine Containers Group Co. Ltd., Class H	4,005	5,736
China Life Insurance Co. Ltd., Class H	23,478	51,073
China Longyuan Power Group Corp. Ltd., Class H	13,808	7,563
China Medical System Holdings Ltd.	4,320	5,422
China Mengniu Dairy Co. Ltd.	21,050	30,257
China Merchants Bank Co. Ltd., Class H	19,464	36,435
China Minsheng Banking Corp. Ltd., Class H	31,476	25,818
China National Building Material Co. Ltd., Class H	6,354	2,810
China Oilfield Services Ltd., Class H	1,391	1,023
China Pacific Insurance Group Co. Ltd., Class H	12,432	40,198
China Petroleum & Chemical Corp., Class H	105,481	58,721
China Railway Construction Corp. Ltd., Class H	10,500	9,949
China Railway Group Ltd., Class H	7,702	4,862
China Shenhua Energy Co. Ltd., Class H	12,359	17,351
China Shipping Container Lines Co. Ltd., Class H*	12,326	2,377
China Southern Airlines Co. Ltd., Class H	7,011	3,930
China Telecom Corp. Ltd., Class H	55,203	26,473
China Vanke Co. Ltd., Class H	6,817	15,355
Chongqing Rural Commercial Bank Co. Ltd., Class H	13,947	6,527
CITIC Securities Co. Ltd., Class H	6,424	12,356
CNOOC Ltd.	62,808	64,277
Country Garden Holdings Co. Ltd.	42,402	15,428
CRRC Corp. Ltd., Class H	15,806	14,428
CSPC Pharmaceutical Group Ltd.	16,342	13,005
Ctrip.com International, Ltd., ADR*(a)	706	28,889
Dalian Wanda Commercial Properties Co. Ltd., Class H, 144A	685	2,809
Datang International Power Generation Co. Ltd., Class H	27,602	7,204
Dongfeng Motor Group Co. Ltd., Class H	7,224	8,424
ENN Energy Holdings Ltd.	2,040	9,324
Evergrande Real Estate Group Ltd.	10,448	6,824
Fosun International Ltd.	15,969	20,531

Geely Automobile Holdings Ltd.	12,618	4,672
GF Securities Co. Ltd., Class H*	3,309	6,101
GOME Electrical Appliances Holding Ltd.	51,894	6,872
Great Wall Motor Co. Ltd., Class H	12,207	8,773
Guangzhou Automobile Group Co. Ltd., Class H	18,395	15,893
Guangzhou R&F Properties Co. Ltd., Class H	8,975	10,593
Haitong Securities Co. Ltd., Class H	9,969	14,509
Hengan International Group Co. Ltd.	4,146	32,809
Huadian Power International Corp. Ltd., Class H	14,855	8,060
Huaneng Power International, Inc., Class H	27,614	21,479
Huatai Securities Co. Ltd., Class H, 144A*	2,892	5,443
Industrial & Commercial Bank of China Ltd., Class H	276,917	136,713
JD.com, Inc., ADR*(a)	1,240	31,880
Jiangsu Expressway Co. Ltd., Class H	4,640	5,452
Jiangxi Copper Co. Ltd., Class H	5,057	5,273
Kingsoft Corp. Ltd.	2,779	5,495
Lenovo Group Ltd.	32,700	27,285
Longfor Properties Co. Ltd.	13,180	16,183
Luye Pharma Group Ltd.*	4,435	3,564
NetEase, Inc., ADR	199	26,787
New China Life Insurance Co. Ltd., Class H	4,319	12,494
New Oriental Education & Technology Group, Inc., ADR	480	14,942
People’s Insurance Co. (Group) of China Ltd., Class H	27,602	9,972
PetroChina Co. Ltd., Class H	79,394	50,935
PICC Property & Casualty Co. Ltd., Class H	20,814	31,416
Ping An Insurance Group Co. of China Ltd., Class H	19,269	81,505
Qihoo 360 Technology Co. Ltd., ADR*	229	16,461
Qunar Cayman Islands Ltd., ADR*(a)	196	7,270
Semiconductor Manufacturing International Corp.*	82,264	6,769
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	17,012	10,936
Shanghai Electric Group Co. Ltd., Class H (a)	20,905	8,950
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,323	3,065
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,255	7,659
Shenzhou International Group Holdings Ltd.	2,401	12,286
Sihuan Pharmaceutical Holdings Group Ltd.	6,973	1,784
Sino-Ocean Land Holdings Ltd.	10,947	4,785
Sinopec Engineering Group Co. Ltd., Class H	15,888	11,480
Sinopec Shanghai Petrochemical Co. Ltd., Class H*	28,098	11,921
Sinopharm Group Co. Ltd., Class H	4,701	17,165
Soho China Ltd.	17,112	7,678
SouFun Holdings Ltd., ADR	875	4,664
Sunac China Holdings Ltd.	2,516	1,617
TAL Education Group, ADR*(a)	118	6,106
Tencent Holdings Ltd.	22,862	417,086
Tingyi Cayman Islands Holding Corp.	3,768	3,551
TravelSky Technology Ltd., Class H	3,852	5,804
Tsingtao Brewery Co. Ltd., Class H	2,769	10,004
Vipshop Holdings Ltd., ADR*(a)	1,225	13,610
Want Want China Holdings Ltd.	41,413	27,420
Weichai Power Co. Ltd., Class H	6,308	5,750
Yanzhou Coal Mining Co. Ltd., Class H (a)	2,537	1,083
Youku Tudou, Inc., ADR*	77	2,108
YY, Inc., ADR*	118	6,142
Zhejiang Expressway Co. Ltd., Class H	13,843	12,262
Zhuzhou CSR Times Electric Co. Ltd., Class H	3,093	15,131
Zijin Mining Group Co. Ltd., Class H	53,641	16,069
ZTE Corp., Class H	4,962	8,089

		2,694,538

Colombia - 0.0%
Cementos Argos SA	723	2,263
Grupo Argos SA	623	3,389
Grupo de Inversiones Suramericana SA	1,052	12,083

		17,735

Czech Republic - 0.1%
CEZ AS	620	9,145
Komercni Banka AS	183	34,136
O2 Czech Republic AS	343	3,515

		46,796

Denmark - 1.5%
A.P. Moeller - Maersk A/S, Class A	30	38,524
A.P. Moeller - Maersk A/S, Class B	42	55,342
Carlsberg A/S, Class B	433	37,479
Chr Hansen Holding A/S	271	16,754
Coloplast A/S, Class B	494	37,463
Danske Bank A/S	2,916	79,780
DSV A/S	809	33,177
Genmab A/S*	84	10,333
ISS A/S	536	18,683
Novo Nordisk A/S, Class B	8,430	437,676
Novozymes A/S, Class B (a)	996	42,851
Pandora A/S	561	71,098
TDC A/S	3,411	14,526
Tryg A/S	310	5,669
Vestas Wind Systems A/S	1,037	70,279
William Demant Holding A/S*	123	10,709

		980,343

Egypt - 0.1%
Commercial International Bank Egypt SAE	15,542	66,415
Talaat Moustafa Group	22,217	13,790

		80,205

Finland - 0.8%
Elisa OYJ (a)	741	26,513
Fortum OYJ	1,993	26,516
Kone OYJ, Class B*	1,366	60,852
Metso OYJ (a)	739	16,400
Neste OYJ	617	19,405
Nokia OYJ	23,269	141,881
Nokian Renkaat OYJ	620	20,443
Orion OYJ, Class B	431	14,629
Sampo OYJ, Class A	1,701	76,756
Stora Enso OYJ, Class R	2,423	20,085
UPM-Kymmene OYJ	2,279	38,800
Wartsila OYJ Abp (a)	681	27,507

		489,787

France - 7.1%
Accor SA	754	32,113
Aeroports de Paris	183	21,530
Air Liquide SA	1,463	153,074
Airbus Group SE	2,587	168,238
Alstom SA*	1,001	21,964
Arkema SA	351	21,536
Atos SE	372	27,215
AXA SA	8,528	188,281
BNP Paribas SA	4,632	216,675
Bollore SA	2,529	9,780
Bouygues SA	741	29,072
Bureau Veritas SA	996	19,909
Cap Gemini SA	680	56,738
Carrefour SA	2,280	60,507
Casino Guichard-Perrachon SA (a)	185	8,362
Christian Dior SE	247	43,623
Cie de Saint-Gobain	1,910	74,323
Cie Generale des Etablissements Michelin	810	73,489
CNP Assurances	685	10,164
Credit Agricole SA	4,002	41,734
Danone SA	2,201	153,790
Dassault Systemes SA	606	46,074
Edenred	854	15,032
Electricite de France	1,119	11,838
Engie	5,696	88,516
Essilor International SA	805	96,023
Eurazeo SA	188	11,032
Eutelsat Communications SA	742	22,557
Fonciere des Regions REIT	122	10,030
Gecina SA REIT	183	22,695
Groupe Eurotunnel SE	2,049	20,621
Hermes International	77	26,344

ICADE REIT	186	12,986
Iliad SA	124	30,506
Imerys SA	185	11,230
Ingenico Group	237	24,039
JCDecaux SA (a)	371	14,610
Kering	309	54,019
Klepierre REIT	592	24,736
Lagardere SCA	748	21,641
Legrand SA	1,119	55,893
L’Oreal SA	996	169,027
LVMH Moet Hennessy Louis Vuitton SE	1,210	202,448
Natixis SA	4,128	22,166
Numericable-SFR SA	535	19,605
Orange SA	8,110	141,292
Pernod Ricard SA	803	85,704
Peugeot SA*	1,931	29,157
Publicis Groupe SA	813	50,554
Remy Cointreau SA (a)	108	7,484
Renault SA	845	77,345
Rexel SA	1,243	15,293
Safran SA	1,052	65,587
Sanofi	5,034	400,808
Schneider Electric SE	2,218	132,152
SCOR SE	610	21,404
Societe BIC SA	112	15,571
Societe Generale SA	3,663	129,208
Sodexo SA (a)	309	31,487
Suez Environnement Co.	1,366	23,694
Technip SA	433	21,553
Thales SA	426	34,020
Total SA	9,338	420,303
Unibail-Rodamco SE REIT	526	131,466
Valeo SA	371	51,579
Veolia Environnement SA	1,741	39,565
Vinci SA	1,975	137,118
Vivendi SA	5,461	113,647
Wendel SA	183	17,431
Zodiac Aerospace	741	12,414

		4,671,621

Germany - 6.1%
adidas AG	913	97,792
Allianz SE	2,023	302,050
Axel Springer SE	245	12,441
BASF SE	3,979	260,494
Bayer AG	3,617	379,430
Bayerische Motoren Werke AG	1,444	118,050
Beiersdorf AG	369	32,093
Brenntag AG	619	30,134
Commerzbank AG*	4,219	34,418
Continental AG	480	96,393
Daimler AG	4,142	284,322
Deutsche Bank AG (c)	5,774	100,406
Deutsche Boerse AG	809	67,035
Deutsche Lufthansa AG*(a)	1,059	15,881
Deutsche Post AG	4,313	102,917
Deutsche Telekom AG	14,073	236,836
Deutsche Wohnen AG	1,119	29,672
E.ON SE	8,462	77,188
Fraport AG Frankfurt Airport Services Worldwide	185	10,725
Fresenius Medical Care AG & Co. KGaA	839	70,982
Fresenius SE & Co. KGaA	1,521	100,734
GEA Group AG	803	35,532
Hannover Rueck SE	245	25,267
HeidelbergCement AG	617	45,447
Henkel AG & Co. KGaA	391	34,687
Hugo Boss AG	239	13,660
Infineon Technologies AG	4,865	59,619
K+S AG (a)	749	15,787
Kabel Deutschland Holding AG	123	15,274
LANXESS AG	493	20,592
Linde AG	818	114,348
MAN SE	61	6,271
Merck KGaA	496	42,308
Metro AG	534	13,184
Muenchener Rueckversicherungs-Gesellschaft AG	722	142,595
OSRAM Licht AG	431	20,236
ProSiebenSat.1 Media SE	1,057	54,360
RWE AG	2,046	23,459
SAP SE	4,359	331,653
Siemens AG	3,518	327,062
Symrise AG	556	35,771
Telefonica Deutschland Holding AG	1,723	8,378

ThyssenKrupp AG	1,867	31,714
TUI AG	2,541	37,913
United Internet AG	556	27,285
Volkswagen AG (a)	173	24,240
Vonovia SE	1,707	53,332
Zalando SE, 144A*	350	10,969

		4,030,936

Hong Kong - 3.2%
AIA Group Ltd.	45,828	233,911
Alibaba Health Information Technology Ltd.*	10,409	5,514
Alibaba Pictures Group Ltd.*	35,099	7,265
ASM Pacific Technology Ltd.	1,393	11,166
Bank of East Asia Ltd. (The)	4,146	13,193
Beijing Enterprises Holdings Ltd.	4,146	19,269
Beijing Enterprises Water Group Ltd.*	20,683	10,849
BOC Hong Kong (Holdings) Ltd.	12,432	32,287
Brilliance China Automotive Holdings Ltd.	20,138	16,415
Cathay Pacific Airways Ltd.	5,019	8,001
Cheung Kong Infrastructure Holdings Ltd.	1,114	11,365
Cheung Kong Property Holdings Ltd.	10,500	53,728
China Everbright International Ltd.	13,808	14,681
China Everbright Ltd.	1,530	2,821
China Gas Holdings Ltd.	4,713	6,278
China Jinmao Holdings Group Ltd.	33,307	8,307
China Merchants Holdings International Co. Ltd.	2,300	6,372
China Mobile Ltd.	30,378	321,041
China Overseas Land & Investment Ltd.	20,388	60,550
China Resources Beer Holdings Co. Ltd.	3,586	5,809
China Resources Gas Group Ltd.	5,455	14,237
China Resources Land Ltd.	6,675	15,928
China Resources Power Holdings Co. Ltd.	13,038	21,087
China State Construction International Holdings Ltd.	4,924	7,559
China Taiping Insurance Holdings Co. Ltd.*	7,131	13,752
China Unicom (Hong Kong) Ltd.	27,623	31,465
CITIC Ltd.	3,399	4,623
CK Hutchison Holdings Ltd.	11,690	141,202
CLP Holdings Ltd.	6,888	60,042
Far East Horizon Ltd.	13,808	10,208
First Pacific Co. Ltd.	7,306	5,063
Galaxy Entertainment Group Ltd.	10,003	33,566
GCL-Poly Energy Holdings Ltd. (a)	70,879	10,297
Guangdong Investment Ltd.	27,614	33,550
Haier Electronics Group Co. Ltd.	2,910	4,347
Hanergy Thin Film Power Group Ltd.*	36,104	842
Hang Lung Properties Ltd.	12,938	22,689
Hang Seng Bank Ltd.	2,770	46,796
Henderson Land Development Co. Ltd.	7,715	41,660
HKT Trust and HKT Ltd. (b)	7,374	10,201
Hong Kong and China Gas Co. Ltd.	32,155	56,554
Hong Kong Exchanges & Clearing Ltd.	4,866	105,665
Hongkong Land Holdings Ltd.	4,300	25,241
Hysan Development Co. Ltd.	2,042	8,086
Jardine Matheson Holdings Ltd.	100	5,822
Kerry Properties Ltd.	2,770	6,503
Kunlun Energy Co. Ltd.	27,614	19,739
Li & Fung Ltd.	29,291	16,532
Link REIT (The) REIT	10,076	56,805
Melco Crown Entertainment Ltd., ADR	236	3,726
MTR Corp. Ltd.	4,221	19,509
New World China Land Ltd.	17,546	16,738
New World Development Co. Ltd.	27,374	22,946
Nine Dragons Paper Holdings Ltd.	9,656	6,443
Noble Group Ltd.	38,100	9,349
NWS Holdings Ltd.	11,276	16,005
PCCW Ltd.	19,457	12,358
Power Assets Holdings Ltd.	5,515	52,257
Shangri-La Asia Ltd.	2,239	2,122
Shimao Property Holdings Ltd.	8,654	11,193
Sino Biopharmaceutical Ltd.	24,844	18,175
Sino Land Co. Ltd.	22,455	31,179
SJM Holdings Ltd.	13,808	8,415
Sun Art Retail Group Ltd. (a)	20,241	12,231

Sun Hung Kai Properties Ltd.	6,803	75,963
Swire Pacific Ltd., Class A	3,461	33,729
Swire Properties Ltd.	4,030	10,362
Techtronic Industries Co. Ltd.	6,012	22,956
WH Group Ltd., 144A*	16,837	9,784
Wharf Holdings Ltd. (The)	5,728	28,758
Wheelock & Co. Ltd.	1,045	4,125
Yue Yuen Industrial (Holdings) Ltd.	2,827	10,050
Yuexiu Property Co. Ltd.	74,231	10,403

		2,127,659

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC	365	17,810
OTP Bank PLC	1,014	21,164
Richter Gedeon Nyrt	1,245	22,159

		61,133

India - 1.2%
Axis Bank Ltd. GDR	1,200	34,080
Dr. Reddy’s Laboratories Ltd., ADR (a)	1,217	53,524
ICICI Bank Ltd., ADR	29,306	166,165
Infosys Ltd., ADR	4,554	76,598
Larsen & Toubro Ltd., GDR	5,687	89,855
Reliance Industries Ltd., GDR, 144A	6,615	187,205
Tata Motors Ltd., ADR*	3,818	84,874
Wipro Ltd., ADR	5,936	66,364

		758,665

Indonesia - 0.7%
PT Adaro Energy Tbk	54,011	2,444
PT Astra Agro Lestari Tbk	6,232	6,921
PT Astra International Tbk	85,177	43,315
PT Bank Central Asia Tbk	56,048	56,480
PT Bank Danamon Indonesia Tbk	16,895	5,085
PT Bank Mandiri Persero Tbk	34,159	24,396
PT Bank Negara Indonesia Persero Tbk	28,010	10,630
PT Bank Rakyat Indonesia Persero Tbk	45,057	37,317
PT Bumi Serpong Damai Tbk	57,226	7,211
PT Charoen Pokphand Indonesia Tbk	39,410	9,961
PT Global Mediacom Tbk	38,939	2,548
PT Gudang Garam Tbk	3,102	14,777
PT Indocement Tunggal Prakarsa Tbk	7,787	11,661
PT Indofood CBP Sukses Makmur Tbk	7,787	9,172
PT Indofood Sukses Makmur Tbk	15,568	8,208
PT Jasa Marga Persero Tbk	16,264	6,446
PT Kalbe Farma Tbk	121,469	11,809
PT Lippo Karawaci Tbk	140,052	10,735
PT Matahari Department Store Tbk	12,753	17,620
PT Media Nusantara Citra Tbk	26,450	3,679
PT Perusahaan Gas Negara Persero Tbk	51,387	10,126
PT Semen Indonesia Persero Tbk	15,567	11,932
PT Summarecon Agung Tbk	32,744	3,906
PT Surya Citra Media Tbk	32,702	7,092
PT Telekomunikasi Indonesia Persero Tbk	211,729	51,460
PT Tower Bersama Infrastructure Tbk*	17,136	7,401
PT Unilever Indonesia Tbk	12,453	41,465
PT United Tractors Tbk	6,595	7,657
PT XL Axiata Tbk*	26,450	7,714

		449,168

Ireland - 0.6%
Bank of Ireland*	113,943	32,476
CRH PLC	3,140	80,956
Experian PLC	3,996	65,796
James Hardie Industries PLC CDI	2,236	28,583
Kerry Group PLC, Class A	501	43,847
Paddy Power Betfair PLC	83	12,627
Shire PLC	2,514	132,546

		396,831

Israel - 0.7%
Azrieli Group	350	12,718
Bank Hapoalim BM	6,103	29,903
Bank Leumi Le-Israel BM*	9,587	32,061
Bezeq The Israeli Telecommunication Corp. Ltd.	6,227	13,978
Check Point Software Technologies Ltd.*(a)	405	33,643
Delek Group Ltd.	55	8,826
Israel Chemicals Ltd.	4,023	15,567

Mizrahi Tefahot Bank Ltd.	1,121	12,398
Mobileye NV*(a)	217	7,044
NICE Systems Ltd.	461	27,892
Teva Pharmaceutical Industries Ltd.	4,196	236,988

		431,018

Italy - 1.5%
Assicurazioni Generali SpA	4,369	60,884
Atlantia SpA	1,927	47,816
Banco Popolare SC*	1,093	9,007
Enel Green Power SpA	8,654	16,870
Enel SpA	29,161	117,502
Eni SpA	10,257	144,498
EXOR SpA	369	12,247
Ferrari NV*	437	16,919
Finmeccanica SpA*	2,273	23,577
Intesa Sanpaolo SpA	74,622	190,119
Intesa Sanpaolo SpA-RSP	4,484	10,624
Luxottica Group SpA	618	35,464
Mediobanca SpA	5,079	34,588
Prysmian SpA	871	17,813
Saipem SpA*(a)	15,230	6,296
Snam SpA	9,024	48,868
Telecom Italia SpA*(a)	42,985	42,039
Telecom Italia SpA-RSP	26,690	20,716
Terna Rete Elettrica Nazionale SpA	7,222	37,743
UniCredit SpA	18,118	67,723
Unione di Banche Italiane SpA	2,278	8,812
UnipolSai SpA	4,341	8,949

		979,074

Japan - 16.5%
Acom Co. Ltd.*(a)	5,200	23,197
Aeon Co. Ltd.	5,400	70,879
AEON Financial Service Co. Ltd.	200	4,473
AISIN SEIKI Co. Ltd.	400	16,035
Ajinomoto Co., Inc.	1,000	24,536
Alfresa Holdings Corp.	100	1,813
Alps Electric Co. Ltd.	500	8,230
Amada Holdings Co. Ltd.	1,100	10,214
ANA Holdings, Inc.	1,000	2,832
Asahi Glass Co. Ltd.	1,000	4,851
Asahi Group Holdings Ltd.	4,100	120,576
Asahi Kasei Corp.	2,000	11,322
ASICS Corp.	200	3,647
Astellas Pharma, Inc.	12,000	172,835
Bandai Namco Holdings, Inc.	300	5,984
Bridgestone Corp.	4,400	154,257
Brother Industries Ltd.	300	3,283
Calbee, Inc.	100	4,053
Canon, Inc.	6,100	171,117
Casio Computer Co. Ltd.	500	9,219
Central Japan Railway Co.	300	53,785
Chubu Electric Power Co., Inc.	5,700	75,222
Chugai Pharmaceutical Co. Ltd.	400	11,884
Chugoku Electric Power Co., (The), Inc.	100	1,337
Citizen Holdings Co. Ltd.	5,500	30,243
Credit Saison Co. Ltd.	200	3,391
Daicel Corp.	300	3,834
Daihatsu Motor Co. Ltd.	100	1,391
Dai-ichi Life Insurance Co. Ltd. (The)	5,900	71,582
Daiichi Sankyo Co. Ltd.	5,100	106,564
Daikin Industries Ltd.	600	40,309
Daito Trust Construction Co. Ltd.	300	40,655
Daiwa House Industry Co. Ltd.	800	21,924
Daiwa Securities Group, Inc.	1,000	5,913
DENSO Corp.	900	33,420
Dentsu, Inc.	500	23,281
Don Quijote Holdings Co. Ltd.	200	6,696
East Japan Railway Co.	1,000	87,943
Eisai Co. Ltd.	800	49,367
FANUC Corp.	600	88,333
Fast Retailing Co. Ltd.	100	27,795
Fuji Electric Co. Ltd.	1,000	3,432
Fuji Heavy Industries Ltd.	4,000	131,116
FUJIFILM Holdings Corp.	900	33,779
Fujitsu Ltd.	5,000	18,319
GungHo Online Entertainment, Inc.	100	239
Hakuhodo DY Holdings, Inc.	200	2,263
Hamamatsu Photonics KK	300	7,373
Hankyu Hanshin Holdings, Inc.	2,000	12,824
Hino Motors Ltd.	300	3,033
Hirose Electric Co. Ltd.	100	11,299
Hitachi Ltd.	38,200	161,907

Hokuhoku Financial Group, Inc.	58,500	87,162
Hokuriku Electric Power Co.	100	1,492
Honda Motor Co. Ltd.	6,200	158,746
Hoshizaki Electric Co. Ltd.	200	15,503
Hoya Corp.	2,800	101,317
Hulic Co. Ltd.	4,700	41,725
Idemitsu Kosan Co. Ltd.	200	3,037
IHI Corp. (a)	2,000	3,565
Iida Group Holdings Co. Ltd.	300	5,500
INPEX Corp.	5,600	40,552
Isetan Mitsukoshi Holdings Ltd.	4,800	55,852
Isuzu Motors Ltd.	1,000	10,022
ITOCHU Corp.	5,900	69,620
Itochu Techno-Solutions Corp.	100	2,003
Iyo Bank Ltd. (The)	5,900	40,867
J. Front Retailing Co. Ltd.	200	2,334
Japan Airlines Co. Ltd.	100	3,583
Japan Airport Terminal Co. Ltd. (a)	100	3,516
Japan Exchange Group, Inc.	2,200	34,164
Japan Prime Realty Investment Corp. REIT	1	4,111
Japan Real Estate Investment Corp. REIT	2	12,079
Japan Retail Fund Investment Corp. REIT	3	6,843
Japan Tobacco, Inc.	6,000	238,925
JFE Holdings, Inc.	4,400	52,759
JGC Corp.	1,000	15,760
JSR Corp.	100	1,404
JTEKT Corp.	3,400	46,527
JX Holdings, Inc.	12,200	47,510
Kajima Corp.	2,000	11,494
Kakaku.com, Inc.	400	7,042
Kaneka Corp.	1,000	7,503
Kansai Electric Power Co., (The), Inc.*	5,900	64,884
Kansai Paint Co. Ltd.	400	5,495
Kao Corp.	3,100	156,684
Kawasaki Heavy Industries Ltd.	3,000	8,142
KDDI Corp.	9,400	239,929
Keihan Electric Railway Co. Ltd.	3,000	20,806
Keikyu Corp.	1,000	8,878
Keio Corp.	1,000	9,197
Keisei Electric Railway Co. Ltd.	1,000	13,773
Keyence Corp.	100	51,803
Kikkoman Corp.	1,000	32,948
Kintetsu Group Holdings Co. Ltd.	5,000	21,462
Kirin Holdings Co. Ltd.	1,100	14,507
Kobe Steel Ltd.	1,000	772
Koito Manufacturing Co. Ltd.	200	8,824
Komatsu Ltd.	6,100	92,970
Konami Holdings Corp.	300	7,288
Konica Minolta, Inc.	5,600	47,033
Kose Corp.	100	8,612
Kubota Corp.	4,500	57,729
Kuraray Co. Ltd.	5,800	63,476
Kurita Water Industries Ltd.	400	8,727
Kyocera Corp.	500	22,048
Kyowa Hakko Kirin Co. Ltd.	1,000	14,926
Kyushu Electric Power Co., Inc.*	4,800	48,317
Lawson, Inc.	100	7,716
LIXIL Group Corp.	500	10,279
M3, Inc.	200	4,770
Mabuchi Motor Co. Ltd.	100	4,394
Makita Corp.	200	11,760
Marubeni Corp.	17,800	89,257
Marui Group Co. Ltd.	3,400	46,648
Mazda Motor Corp.	4,000	55,802
McDonald’s Holdings Co. Japan Ltd.	100	2,331
Medipal Holdings Corp.	100	1,536
MEIJI Holdings Co. Ltd.	300	24,105
Minebea Co. Ltd.	1,100	8,097
Mitsubishi Chemical Holdings Corp.	11,700	59,063
Mitsubishi Corp.	6,200	99,361
Mitsubishi Electric Corp.	4,000	40,584
Mitsubishi Estate Co. Ltd.	2,000	37,134
Mitsubishi Heavy Industries Ltd.	5,000	17,826
Mitsubishi Materials Corp.	1,000	2,820
Mitsubishi Motors Corp.	5,500	39,218
Mitsubishi Tanabe Pharma Corp.	100	1,798
Mitsubishi UFJ Financial Group, Inc.	63,900	275,764
Mitsubishi UFJ Lease & Finance Co. Ltd.	9,700	41,895
Mitsui & Co. Ltd.	12,100	139,667
Mitsui Chemicals, Inc.	2,000	6,545

Mixi, Inc.	300	10,071
Mizuho Financial Group, Inc.	115,100	169,554
MS&AD Insurance Group Holdings, Inc.	5,100	138,994
Murata Manufacturing Co. Ltd.	700	84,214
Nabtesco Corp.	300	5,744
Nagoya Railroad Co. Ltd.	3,000	14,367
NEC Corp.	6,000	15,219
Nexon Co. Ltd.	3,000	45,071
NGK Insulators Ltd.	1,000	17,826
NGK Spark Plug Co. Ltd.	300	5,611
NHK Spring Co. Ltd.	200	1,829
Nidec Corp.	700	46,977
Nikon Corp.	500	7,614
Nintendo Co. Ltd.	400	56,104
Nippon Building Fund, Inc. REIT	2	11,866
Nippon Express Co. Ltd.	1,000	4,434
Nippon Paint Holdings Co. Ltd.	600	12,031
Nippon Prologis REIT, Inc. REIT	2	4,246
Nippon Steel & Sumitomo Metal Corp.	5,910	102,208
Nippon Telegraph & Telephone Corp.	1,600	68,197
Nippon Yusen KK	1,000	1,845
Nissan Motor Co. Ltd.	12,400	112,667
Nisshin Seifun Group, Inc.	3,550	58,088
Nitori Holdings Co. Ltd.	100	7,689
Nitto Denko Corp.	400	21,200
NOK Corp.	100	1,615
Nomura Holdings, Inc.	17,700	74,721
Nomura Real Estate Master Fund, Inc. REIT	2	2,778
Nomura Research Institute Ltd.	820	28,035
NSK Ltd.	3,600	32,917
NTT Data Corp.	500	25,054
NTT DOCOMO, Inc.	6,000	140,561
NTT Urban Development Corp.	6,100	59,618
Obayashi Corp.	2,000	18,252
Odakyu Electric Railway Co. Ltd.	1,000	11,529
Oji Holdings Corp.	1,000	3,787
Olympus Corp.	400	14,616
Omron Corp.	200	5,291
Ono Pharmaceutical Co. Ltd.	300	55,647
Oracle Corp. Japan	100	4,896
Oriental Land Co. Ltd.	300	20,564
ORIX Corp.	5,900	77,285
Osaka Gas Co. Ltd.	1,000	3,815
OTSUKA Corp.	100	4,949
Otsuka Holdings Co. Ltd.	600	21,216
Panasonic Corp.	12,300	104,101
Park24 Co. Ltd.	300	7,860
Rakuten, Inc.	5,400	51,388
Recruit Holdings Co. Ltd.	200	5,942
Resona Holdings, Inc.	12,400	43,439
Ricoh Co. Ltd.	6,000	59,332
Rinnai Corp.	100	8,612
Rohm Co. Ltd.	200	8,550
Ryohin Keikaku Co. Ltd.	100	20,389
Santen Pharmaceutical Co. Ltd.	800	12,296
SBI Holdings, Inc.	300	2,740
Secom Co. Ltd.	400	28,518
Sega Sammy Holdings, Inc.	100	1,059
Seibu Holdings, Inc.	200	3,940
Seiko Epson Corp.	400	6,446
Sekisui Chemical Co. Ltd.	500	5,547
Sekisui House Ltd.	5,600	91,334
Seven & i Holdings Co. Ltd.	4,700	187,366
Seven Bank Ltd.	12,100	51,725
Shikoku Electric Power Co., Inc.	300	4,310
Shimadzu Corp.	1,000	15,609
Shimano, Inc.	200	31,325
Shimizu Corp.	1,000	7,609
Shin-Etsu Chemical Co. Ltd.	3,500	175,877
Shinsei Bank Ltd.	1,000	1,188
Shionogi & Co. Ltd.	1,100	47,169
Shiseido Co. Ltd.	3,000	65,425
Showa Shell Sekiyu KK	800	6,272
SMC Corp.	100	23,174
SoftBank Group Corp.	4,900	242,230
Sohgo Security Services Co. Ltd.	200	10,376
Sompo Japan Nipponkoa Holdings, Inc.	100	2,882
Sony Corp.	6,000	127,019
Stanley Electric Co. Ltd.	100	2,223
Sumitomo Chemical Co. Ltd.	4,000	17,525
Sumitomo Corp.	5,800	57,149

Sumitomo Dainippon Pharma Co. Ltd.	100	1,137
Sumitomo Electric Industries Ltd.	5,600	67,247
Sumitomo Heavy Industries Ltd.	1,000	4,133
Sumitomo Mitsui Financial Group, Inc.	6,600	185,202
Sumitomo Mitsui Trust Holdings, Inc.	34,100	99,407
Sumitomo Rubber Industries Ltd.	100	1,431
Suntory Beverage & Food Ltd.	100	4,244
Suzuki Motor Corp.	600	15,035
Sysmex Corp.	200	12,416
T&D Holdings, Inc.	5,700	56,290
Taiheiyo Cement Corp.	1,000	2,129
Taisei Corp.	2,000	12,133
Taiyo Nippon Sanso Corp.	100	910
Takeda Pharmaceutical Co. Ltd.	4,500	214,354
TDK Corp.	200	10,447
Teijin Ltd.	2,000	6,456
Terumo Corp.	2,900	99,277
THK Co. Ltd.	200	3,411
Tobu Railway Co. Ltd.	2,000	10,430
Toho Co. Ltd.	100	2,450
Tohoku Electric Power Co., Inc.	5,700	72,896
Tokio Marine Holdings, Inc.	6,400	223,408
Tokyo Electric Power Co., Inc.*	9,600	48,700
Tokyo Electron Ltd.	500	30,216
Tokyo Gas Co. Ltd.	2,000	9,243
Tokyu Corp.	3,000	25,143
Tokyu Fudosan Holdings Corp.	11,700	74,088
TonenGeneral Sekiyu KK	1,000	7,609
Toray Industries, Inc.	4,000	32,027
Toshiba Corp.*	42,100	65,266
TOTO Ltd.	500	14,390
Toyo Seikan Group Holdings Ltd.	200	3,404
Toyota Industries Corp.	100	4,213
Toyota Motor Corp.	12,700	664,200
Toyota Tsusho Corp.	300	6,069
Trend Micro, Inc.	200	7,290
Unicharm Corp.	700	15,247
United Urban Investment Corp. REIT	57	89,679
USS Co. Ltd.	4,500	70,919
West Japan Railway Co.	500	29,302
Yahoo Japan Corp.	6,200	24,469
Yakult Honsha Co. Ltd.	100	4,780
Yamada Denki Co. Ltd.	6,200	30,463
Yamaha Corp.	400	11,175
Yamaha Motor Co. Ltd.	500	7,459
Yamato Holdings Co. Ltd.	4,400	89,342
Yaskawa Electric Corp.	200	2,403
Yokogawa Electric Corp.	200	1,933

		10,826,553

Jersey Island - 0.1%
Randgold Resources Ltd.	431	38,903

Luxembourg - 0.2%
ArcelorMittal (a)	3,913	15,218
Millicom International Cellular SA SDR	248	11,951
RTL Group SA	186	15,619
SES SA FDR	1,309	34,475
Tenaris SA	1,865	20,390

		97,653

Macau - 0.1%
MGM China Holdings Ltd.	4,942	5,655
Sands China Ltd.	10,225	35,626
Wynn Macau Ltd.	7,479	8,615

		49,896

Malaysia - 0.8%
Alliance Financial Group Bhd	12,400	10,763
AMMB Holdings Bhd	12,300	12,666
Astro Malaysia Holdings Bhd	18,300	11,881
Axiata Group Bhd	100	141
Berjaya Sports Toto Bhd	16,225	12,347
British American Tobacco Malaysia Bhd	100	1,332
Bumi Armada Bhd	5,950	1,365
Dialog Group Bhd	24,610	9,189
DiGi.Com Bhd	24,600	28,841
Felda Global Ventures Holdings Bhd	2,900	1,055
Genting Malaysia Bhd	21,300	20,920
Genting Plantations Bhd	5,900	15,210
Hartalega Holdings Bhd	800	932
Hong Leong Bank Bhd	5,400	16,874
Hong Leong Financial Group Bhd	4,000	13,298

IHH Healthcare Bhd	18,400	28,005
IJM Corp. Bhd	12,200	9,952
IOI Corp. Bhd	18,300	20,454
Kuala Lumpur Kepong Bhd	4,500	25,470
Lafarge Malaysia Bhd	6,200	13,388
Malayan Banking Bhd	23,400	47,356
Malaysia Airports Holdings Bhd	6,100	8,486
Maxis Bhd	18,400	26,780
MISC Bhd	6,000	12,485
Petronas Chemicals Group Bhd	12,300	19,744
Petronas Dagangan Bhd	2,900	17,034
Petronas Gas Bhd	6,100	31,972
PPB Group Bhd	100	381
Public Bank Bhd	12,200	53,616
Sime Darby Bhd	12,200	21,673
Telekom Malaysia Bhd	12,200	19,149
Tenaga Nasional Bhd	6,600	20,593
UMW Holdings Bhd	6,200	10,439
YTL Corp. Bhd	13,600	5,078
YTL Power International Bhd	17,965	6,238

		555,107

Malta - 0.0%
Brait SE*(a)	1,432	13,917

Mexico - 1.0%
Alfa SAB de CV, Class A	11,817	21,398
America Movil SAB de CV, Series L	145,463	99,008
Arca Continental SAB de CV	1,557	9,497
Cemex SAB de CV*	60,078	33,137
Coca-Cola Femsa SAB de CV, Series L	1,784	13,097
El Puerto de Liverpool SAB de CV, Class C1	1,557	17,203
Fibra Uno Administracion SA de CV REIT	9,339	19,487
Fomento Economico Mexicano SAB de CV	8,668	81,234
Fresnillo PLC (d)	1,176	16,368
Gentera SAB de CV	4,657	8,739
Grupo Aeroportuario del Sureste SAB de CV, Class B	553	7,742
Grupo Bimbo SAB de CV, Series A*	6,232	17,703
Grupo Carso SAB de CV, Series A1	1,554	6,278
Grupo Comercial Chedraui SA de CV	1,557	4,106
Grupo Financiero Banorte SAB de CV, Class O	11,435	57,787
Grupo Financiero Inbursa SAB de CV, Class O	14,011	25,023
Grupo Financiero Santander Mexico SAB de CV, Class B	8,340	13,368
Grupo Mexico SAB de CV, Series B	17,136	36,058
Grupo Televisa SAB, Series CPO	11,752	60,543
Industrias Penoles SAB de CV	1,182	13,896
Kimberly-Clark de Mexico SAB de CV, Class A	6,232	13,681
Mexichem SAB de CV	5,310	11,124
OHL Mexico SAB de CV*	2,700	3,148
Promotora y Operadora de Infraestructura SAB de CV	705	8,182
Wal-Mart de Mexico SAB de CV	23,351	54,997

		652,804

Netherlands - 2.9%
Aegon NV	7,845	39,496
AerCap Holdings NV*	210	7,503
Akzo Nobel NV	1,000	59,005
Altice NV, Class A*(a)	1,302	18,767
Altice NV, Class B*	434	6,378
ASML Holding NV	1,507	138,726
Gemalto NV	369	23,511
Heineken Holding NV	413	30,039
Heineken NV	909	73,334
ING Groep NV	16,175	191,709
Koninklijke Ahold NV	3,222	70,872
Koninklijke Boskalis Westminster NV	472	17,237
Koninklijke DSM NV	741	36,718
Koninklijke KPN NV	13,809	51,211
Koninklijke Philips NV	4,027	102,664
Koninklijke Vopak NV	299	13,663
NN Group NV	1,004	31,019
NXP Semiconductors NV*	660	47,018
OCI NV*(a)	481	8,778
QIAGEN NV*	966	20,692

Randstad Holding NV	597	30,956
Royal Dutch Shell PLC, Class A	16,613	380,947
Royal Dutch Shell PLC, Class B	17,501	400,701
Steinhoff International Holdings NV	10,006	53,410
TNT Express NV	2,359	20,194
Wolters Kluwer NV	1,433	54,242

		1,928,790

New Zealand - 0.2%
Auckland International Airport Ltd.	13,117	52,721
Contact Energy Ltd.	9,116	26,909
Fletcher Building Ltd.	3,659	17,238
Meridian Energy Ltd.	11,502	18,795
Ryman Healthcare Ltd.	4,636	24,499
Spark New Zealand Ltd.	5,394	12,226

		152,388

Norway - 0.4%
DNB ASA	4,104	47,395
Gjensidige Forsikring ASA	1,119	17,590
Norsk Hydro ASA	5,713	22,760
Orkla ASA	3,636	30,020
Schibsted ASA, Class B*	266	6,987
Statoil ASA	4,452	65,021
Telenor ASA	3,406	51,036
Yara International ASA	844	32,839

		273,648

Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR*	1,369	7,146
Southern Copper Corp. (a)	1,704	40,794

		47,940

Philippines - 0.4%
Aboitiz Equity Ventures, Inc.	16,160	19,372
Aboitiz Power Corp.	18,400	16,620
Alliance Global Group, Inc.	12,100	3,664
Ayala Corp.	1,240	17,968
Ayala Land, Inc.	30,900	21,315
Bank of the Philippine Islands	8,030	14,143
BDO Unibank, Inc.	7,420	15,449
DMCI Holdings Inc.	16,000	4,307
Energy Development Corp.	31,000	3,716
International Container Terminal Services, Inc.	6,190	8,071
JG Summit Holdings, Inc.	6,240	8,779
Jollibee Foods Corp.	3,090	14,232
Megaworld Corp.	57,100	4,323
Metro Pacific Investments Corp.	53,700	6,550
Metropolitan Bank & Trust Company	4,960	7,886
Philippine Long Distance Telephone Co.	335	12,893
SM Investments Corp.	1,210	20,866
SM Prime Holdings, Inc.	49,400	21,505
Universal Robina Corp.	6,180	25,734

		247,393

Poland - 0.3%
Alior Bank SA*	809	12,125
Bank Handlowy w Warszawie SA	186	3,734
Bank Pekao SA	934	34,815
Bank Zachodni WBK SA*	493	33,878
CCC SA	442	16,597
Cyfrowy Polsat SA*	6,074	34,973
LPP SA	7	8,867
Orange Polska SA	2,977	4,680
PGE Polska Grupa Energetyczna SA	2,750	8,908
Polski Koncern Naftowy Orlen SA	1,207	19,314
Polskie Gornictwo Naftowe i Gazownictwo SA	10,036	12,537
Powszechny Zaklad Ubezpieczen SA	3,700	31,956

		222,384

Portugal - 0.1%
Banco Comercial Portugues SA, Class R*(a)	312,808	11,706
EDP - Energias de Portugal SA	10,717	33,309
Galp Energia SGPS SA	1,588	17,465
Jeronimo Martins SGPS SA	1,986	28,140

		90,620

Qatar - 0.2%
Barwa Real Estate Co.	996	10,067
Ezdan Holding Group QSC	4,152	17,516
Industries Qatar QSC	430	12,377
Masraf Al Rayan QSC	1,557	14,582
Qatar Electricity & Water Co.	258	13,534
Qatar Gas Transport Co. Ltd.	2,799	18,173

Qatar Insurance Co. SAQ	345	7,438
Qatar Islamic Bank SAQ	121	3,253
Qatar National Bank SAQ	816	30,323
Vodafone Qatar QSC	876	2,473

		129,736

Romania - 0.0%
New Europe Property Investments PLC	354	3,944

Russia - 0.6%
Gazprom PAO, ADR	10,326	38,036
Lukoil PJSC, ADR	1,557	55,273
Magnit PJSC, GDR	1,798	60,233
MegaFon PJSC, GDR	1,661	19,517
Mobile TeleSystems PJSC, ADR	4,270	29,890
NovaTek OAO, GDR	789	68,248
Rosneft Oil Co. OJSC, GDR	10,274	38,702
Severstal PAO, GDR	3,227	26,413
Sistema JSFC, GDR	2,077	11,548
Surgutneftegas OJSC, ADR	8,146	41,830
VTB Bank PJSC, GDR	15,394	28,941

		418,631

Singapore - 1.0%
Ascendas Real Estate Investment Trust REIT	18,200	31,326
CapitaLand Commercial Trust REIT	31,800	32,343
CapitaLand Ltd.	13,600	28,825
CapitaLand Mall Trust REIT	18,000	28,037
ComfortDelGro Corp. Ltd.	23,900	51,166
DBS Group Holdings Ltd.	11,400	110,108
Genting Singapore PLC	28,700	15,411
Global Logistic Properties Ltd.	12,200	15,272
Golden Agri-Resources Ltd.	12,200	3,210
Hutchison Port Holdings Trust, Class U	31,000	14,570
Keppel Corp. Ltd.	6,300	23,211
Oversea-Chinese Banking Corp. Ltd.	11,700	67,154
Sembcorp Marine Ltd.	1,100	1,197
Singapore Exchange Ltd.	1,000	5,164
Singapore Press Holdings Ltd. (a)	700	1,852
Singapore Technologies Engineering Ltd.	17,600	37,428
Singapore Telecommunications Ltd.	38,900	103,198
United Overseas Bank Ltd.	2,300	28,055
Wilmar International Ltd.	12,200	26,986

		624,513

South Africa - 1.1%
Anglo American Platinum Ltd.*	208	4,291
AngloGold Ashanti Ltd.*	1,993	25,655
Aspen Pharmacare Holdings Ltd.*	1,040	18,429
Barclays Africa Group Ltd. (a)	1,086	9,308
Bidvest Group Ltd. (The)	949	21,368
Capitec Bank Holdings Ltd.	128	3,824
Discovery Ltd. (a)	150	1,078
Exxaro Resources Ltd.	1,736	7,899
FirstRand Ltd.	12,919	36,091
Fortress Income Fund Ltd.	3,256	6,741
Foschini Group Ltd. (The)	704	5,181
Gold Fields Ltd.	3,649	15,074
Growthpoint Properties Ltd. REIT (a)	1,166	1,778
Impala Platinum Holdings Ltd.*	3,159	6,661
Imperial Holdings Ltd.	577	4,371
Investec Ltd.	337	2,188
Investec PLC	2,356	15,540
Life Healthcare Group Holdings Ltd.	293	648
MMI Holdings Ltd. (a)	1,408	2,072
Mondi Ltd.	514	9,189
Mondi PLC	1,486	26,722
Mr Price Group Ltd.	871	9,049
MTN Group Ltd. (a)	6,622	55,837
Naspers Ltd., Class N	1,679	199,431
Nedbank Group Ltd.	430	4,936
Netcare Ltd.	1,060	2,160
PSG Group Ltd.	321	3,514
Remgro Ltd.	1,739	26,421
RMB Holdings Ltd.	1,659	5,985
Sanlam Ltd.	5,639	19,012
Sappi Ltd.*	2,022	8,234
Sasol Ltd.	2,527	68,023
Shoprite Holdings Ltd. (a)	1,296	12,597
Sibanye Gold Ltd.	1,900	6,826
SPAR Group Ltd. (The)	304	3,423

Standard Bank Group Ltd. (a)	4,933	33,945
Telkom SA SOC Ltd.	379	1,289
Tiger Brands Ltd.	295	5,435
Truworths International Ltd.	977	5,283
Vodacom Group Ltd.	1,172	11,102
Woolworths Holdings Ltd. (a)	3,590	18,278

		724,888

South Korea - 3.2%
Amorepacific Corp.	124	36,848
AMOREPACIFIC Group	114	13,044
BGF Retail Co. Ltd.	35	4,599
BNK Financial Group, Inc.	1,105	7,693
Celltrion, Inc.*	372	30,080
Cheil Worldwide, Inc.	620	8,498
CJ CheilJedang Corp.	60	17,563
CJ Corp.	69	13,279
CJ E&M Corp.	118	7,108
Coway Co. Ltd.	370	29,170
Daelim Industrial Co. Ltd.	123	7,996
Daewoo International Corp.	184	2,834
Daewoo Securities Co. Ltd.	184	1,189
DGB Financial Group, Inc.	1,181	7,926
Dongbu Insurance Co. Ltd.	414	22,596
Dongsuh Cos., Inc.	8	191
Doosan Corp.	1	61
Doosan Heavy Industries & Construction Co. Ltd.	123	1,641
E-MART, Inc.	124	17,647
GS Engineering & Construction Corp.*	307	6,231
GS Holdings	124	5,314
GS Retail Co. Ltd.	118	4,866
Hana Financial Group, Inc.	1,226	20,670
Hankook Tire Co. Ltd.	434	18,740
Hanmi Pharm. Co. Ltd.	23	12,144
Hanmi Science Co. Ltd.	51	6,083
Hanon Systems	1,444	11,606
Hanssem Co. Ltd.	34	7,011
Hanwha Chemical Corp.	428	8,289
Hanwha Corp.	367	10,060
Hanwha Life Insurance Co. Ltd.	2,483	12,288
Hotel Shilla Co. Ltd.	83	4,255
Hyosung Corp.	153	15,465
Hyundai Department Store Co. Ltd.	122	13,367
Hyundai Development Co.-Engineering & Construction	249	7,933
Hyundai Engineering & Construction Co. Ltd.	246	7,559
Hyundai Glovis Co. Ltd.	122	18,990
Hyundai Heavy Industries Co. Ltd.*	124	10,327
Hyundai Marine & Fire Insurance Co. Ltd.	650	16,162
Hyundai Mobis Co. Ltd.	310	62,416
Hyundai Motor Co.	598	71,323
Hyundai Steel Co.	358	16,095
Hyundai Wia Corp.	123	10,891
Industrial Bank of Korea	310	2,920
Kakao Corp.	98	7,520
Kangwon Land, Inc.	620	20,680
KB Financial Group, Inc.	1,375	33,021
KCC Corp.	46	15,864
KEPCO Plant Service & Engineering Co. Ltd.*	55	3,167
Kia Motors Corp.	1,059	39,476
Korea Aerospace Industries Ltd.	302	17,289
Korea Electric Power Corp.	796	37,782
Korea Gas Corp.	103	3,198
Korea Investment Holdings Co. Ltd.*	303	10,180
Korea Zinc Co. Ltd.*	62	22,385
KT Corp.	184	4,300
KT&G Corp.	658	56,665
Kumho Petrochemical Co. Ltd.	173	8,603
LG Chem Ltd.	220	53,368
LG Corp.	277	16,082
LG Display Co. Ltd.	809	16,027
LG Electronics, Inc.	431	22,618
LG Household & Health Care Ltd.	57	40,006
LG Innotek Co. Ltd.	61	4,301
LG Uplus Corp.	1,864	16,052
Lotte Chemical Corp.	89	22,993
Lotte Shopping Co. Ltd.	62	12,533
Mirae Asset Securities Co. Ltd.*	240	3,833
NAVER Corp.	120	55,503
NCSoft Corp.	107	20,765
NH Investment & Securities Co. Ltd.	124	981

OCI Co. Ltd.*	166	12,255
Orion Corp.	33	24,469
Paradise Co. Ltd.	122	1,445
POSCO	354	56,820
S-1 Corp.	184	13,658
Samsung C&T Corp.	315	39,353
Samsung Card Co. Ltd.	384	11,085
Samsung Electro-Mechanics Co. Ltd.	248	10,869
Samsung Electronics Co. Ltd.	461	439,119
Samsung Fire & Marine Insurance Co. Ltd.	214	52,431
Samsung Heavy Industries Co. Ltd.*	494	4,194
Samsung Life Insurance Co. Ltd.	433	39,214
Samsung SDI Co. Ltd.	231	18,660
Samsung SDS Co. Ltd.	112	16,800
Samsung Securities Co. Ltd.	310	9,789
Shinhan Financial Group Co. Ltd.	1,741	53,425
Shinsegae Co. Ltd.	62	10,653
SK Holdings Co. Ltd.	169	33,890
SK Hynix, Inc.	2,295	55,672
SK Innovation Co. Ltd.	160	18,760
SK Telecom Co. Ltd.	62	11,706
S-Oil Corp.	123	7,857
Woori Bank	115	810
Yuhan Corp.	61	12,750

		2,131,844

Spain - 2.2%
Abertis Infraestructuras SA	1,929	29,064
ACS Actividades de Construccion y Servicios SA	1,123	29,277
Aena SA, 144A*	310	35,309
Amadeus IT Holding SA, Class A	1,684	68,084
Banco Bilbao Vizcaya Argentaria SA	27,001	171,980
Banco de Sabadell SA	20,729	33,081
Banco Popular Espanol SA	7,996	19,206
Banco Santander SA	58,020	236,879
Bankia SA	23,012	19,676
Bankinter SA	3,971	26,347
CaixaBank SA	10,073	29,006
Distribuidora Internacional de Alimentacion SA*	2,051	10,362
Enagas SA	1,059	29,913
Endesa SA	123	2,232
Ferrovial SA	1,742	33,789
Gas Natural SDG SA	1,618	28,382
Grifols SA	1,234	27,117
Iberdrola SA	22,427	145,506
Industria de Diseno Textil SA	4,782	148,885
Mapfre SA	6,107	11,958
Red Electrica Corp. SA	557	44,324
Repsol SA	4,701	48,706
Telefonica SA	19,355	194,636
Zardoya Otis SA	493	5,283

		1,429,002

Sweden - 2.0%
Alfa Laval AB	1,180	18,606
Assa Abloy AB, Class B	4,098	79,023
Atlas Copco AB, Class A	2,720	61,568
Atlas Copco AB, Class B	1,738	36,701
Boliden AB	1,403	21,204
Electrolux AB, Series B	1,409	33,193
Getinge AB, Class B	814	18,130
Hennes & Mauritz AB, Class B	3,981	129,773
Hexagon AB, Class B	1,094	37,400
Husqvarna AB, Class B	1,894	12,045
ICA Gruppen AB (a)	249	7,428
Industrivarden AB, Class C	924	14,278
Investment AB Kinnevik, Class B	987	24,624
Investor AB, Class B	1,641	54,643
Lundin Petroleum AB*	927	14,497
Nordea Bank AB	11,680	116,843
Sandvik AB	4,626	42,306
Securitas AB, Class B	1,292	19,421
Skandinaviska Enskilda Banken AB, Class A	5,718	56,166
Skanska AB, Class B	1,371	29,304
SKF AB, Class B	1,642	27,194
Svenska Cellulosa AB SCA, Class B	2,151	64,491
Svenska Handelsbanken AB, Class A	5,258	67,615
Swedbank AB, Class A	3,638	73,934

Swedish Match AB	676	21,847
Tele2 AB, Class B	1,182	9,816
Telefonaktiebolaget LM Ericsson, Class B	12,543	115,954
TeliaSonera AB	9,996	46,116
Volvo AB, Class B	6,621	66,814

		1,320,934

Switzerland - 7.2%
ABB Ltd.*	9,265	166,093
Actelion Ltd.*	433	60,451
Adecco SA*	720	42,003
Aryzta AG*	369	17,650
Baloise Holding AG	248	31,295
Barry Callebaut AG*(a)	10	10,536
Cie Financiere Richemont SA	2,280	145,683
Coca-Cola HBC AG CDI*(a)	996	19,061
Credit Suisse Group AG*	6,600	88,837
Dufry AG*(a)	95	9,971
EMS-Chemie Holding AG	59	27,476
Galenica AG (a)	7	10,544
Geberit AG	185	66,941
Givaudan SA*	47	88,257
Glencore PLC*	50,540	93,733
Julius Baer Group Ltd.*	809	32,457
Kuehne + Nagel International AG	371	48,302
LafargeHolcim Ltd.*	1,783	70,659
Lonza Group AG*	185	28,162
Nestle SA	14,222	998,460
Novartis AG	9,362	671,795
Pargesa Holding SA	183	10,786
Partners Group Holding AG	122	44,322
Roche Holding AG	3,008	774,217
Schindler Holding AG	124	21,087
Schindler Holding AG Participation Certificates	247	41,435
SGS SA	34	68,715
Sika AG	5	19,044
Sonova Holding AG	299	35,964
STMicroelectronics NV	2,861	16,483
Sulzer AG	123	11,604
Swatch Group AG (The) - Bearer (a)	135	46,983
Swatch Group AG (The) - Registered	186	12,965
Swiss Life Holding AG*	109	26,636
Swiss Prime Site AG*	556	46,468
Swiss Re AG	1,541	137,124
Swisscom AG	158	77,410
Syngenta AG	416	167,358
Transocean Ltd. (a)	1,481	13,008
UBS Group AG	16,677	256,209
Wolseley PLC	1,119	57,720
Zurich Insurance Group AG*	591	125,776

		4,739,680

Taiwan - 2.6%
Acer, Inc.*	35,455	12,643
Advanced Semiconductor Engineering, Inc.	31,503	35,976
Advantech Co. Ltd.	1,726	11,946
Asustek Computer, Inc.	2,585	21,275
AU Optronics Corp.	71,119	19,282
Casetek Holdings Ltd.	1,235	6,727
Catcher Technology Co. Ltd.	3,337	26,108
Cathay Financial Holding Co. Ltd.	46,320	51,990
Chailease Holding Co. Ltd.	1,857	3,096
Chang Hwa Commercial Bank Ltd.	8,211	4,027
Cheng Shin Rubber Industry Co. Ltd.	3,203	5,619
Chicony Electronics Co. Ltd.	1,956	4,267
China Airlines Ltd.*	536	186
China Development Financial Holding Corp.	50,750	12,202
China Life Insurance Co. Ltd.	11,305	7,858
China Steel Corp.	19,643	12,176
Chunghwa Telecom Co. Ltd.	12,666	39,829
Compal Electronics, Inc.	19,006	11,152
CTBC Financial Holding Co. Ltd.	70,012	34,130
Delta Electronics, Inc.	9,975	40,372
E.Sun Financial Holding Co. Ltd.	21,215	10,980
Eclat Textile Co. Ltd.	1,037	13,106
EVA Airways Corp.*	2,386	1,282
Evergreen Marine Corp. (Taiwan) Ltd.	3,684	1,330
Far Eastern New Century Corp.	2,696	2,053

Far EasTone Telecommunications Co. Ltd.	4,117	8,610
Feng Tay Enterprise Co. Ltd.	2,387	12,965
First Financial Holding Co. Ltd.	14,976	6,985
Formosa Chemicals & Fibre Corp.	7,532	16,953
Formosa Petrochemical Corp.	813	2,065
Formosa Plastics Corp.	10,204	24,257
Foxconn Technology Co. Ltd.	5,698	11,231
Fubon Financial Holding Co. Ltd.	33,603	39,890
Giant Manufacturing Co. Ltd.	894	5,703
Hermes Microvision, Inc.	189	4,698
Hiwin Technologies Corp.	1,252	5,048
Hon Hai Precision Industry Co. Ltd.	77,774	182,546
Hotai Motor Co. Ltd.	974	10,097
HTC Corp.	1,826	4,412
Hua Nan Financial Holdings Co. Ltd.	9,586	4,471
Innolux Corp.	95,810	27,850
Inotera Memories, Inc.*	17,840	15,300
Inventec Corp.	12,319	8,823
Largan Precision Co. Ltd.	568	43,328
Lite-On Technology Corp.	5,242	6,049
MediaTek, Inc.	6,817	48,412
Mega Financial Holding Co. Ltd.	30,388	20,026
Merida Industry Co. Ltd.	474	2,168
Nan Ya Plastics Corp.	26,330	50,549
Novatek Microelectronics Corp.	2,292	9,518
OBI Pharma, Inc.*	472	6,576
Pegatron Corp.	8,538	20,297
Phison Electronics Corp.	673	5,245
Pou Chen Corp.	8,089	10,041
Powertech Technology, Inc.	3,493	7,599
President Chain Store Corp.	2,172	14,738
Quanta Computer, Inc.	10,529	17,806
Radiant Opto-Electronics Corp.	1,495	2,960
Realtek Semiconductor Corp.	1,430	3,610
Siliconware Precision Industries Co. Ltd.	13,491	20,826
Simplo Technology Co. Ltd.	872	2,808
Standard Foods Corp.	1,171	2,911
Synnex Technology International Corp.	3,497	3,567
Taiwan Mobile Co. Ltd.	5,307	16,369
Taiwan Semiconductor Manufacturing Co. Ltd.	116,148	520,765
Transcend Information, Inc.	410	1,252
Uni-President Enterprises Corp.	17,024	29,354
United Microelectronics Corp.	61,093	24,542
Vanguard International Semiconductor Corp.	4,282	6,584
Wistron Corp.	7,230	4,308
WPG Holdings Ltd.	5,890	6,017
Yuanta Financial Holding Co. Ltd.	49,995	16,097
Zhen Ding Technology Holding Ltd.	1,903	4,117

		1,709,955

Thailand - 0.4%
Indorama Ventures PCL, NVDR	36,100	21,784
IRPC PCL, NVDR	160,263	19,701
Kasikornbank PCL, NVDR	10,800	51,681
Krung Thai Bank PCL, NVDR	62,100	30,850
PTT Exploration & Production PCL, NVDR	25,600	48,678
PTT PCL, NVDR	6,800	49,621
Siam Commercial Bank PCL, NVDR	12,200	47,423
Thai Oil PCL, NVDR	5,800	10,337

		280,075

Turkey - 0.4%
Akbank TAS	8,156	20,327
Anadolu Efes Biracilik Ve Malt Sanayii AS	553	3,208
Arcelik AS	1,153	7,431
BIM Birlesik Magazalar AS	933	17,227
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	12,692	11,044
Enka Insaat ve Sanayi AS	5,121	8,255
Eregli Demir ve Celik Fabrikalari TAS	12,787	14,878
Ford Otomotiv Sanayi AS	934	10,993
Haci Omer Sabanci Holding AS	4,960	14,587
KOC Holding AS	3,512	15,327
TAV Havalimanlari Holding AS	2,167	12,753
Tofas Turk Otomobil Fabrikasi AS	1,238	8,392
Tupras Turkiye Petrol Rafinerileri AS*	687	17,585
Turk Hava Yollari Anonim Ortakligi*	2,977	7,349

Turk Telekomunikasyon AS	4,031	7,844
Turkcell Iletisim Hizmetleri AS	3,911	14,614
Turkiye Garanti Bankasi AS	11,131	27,629
Turkiye Halk Bankasi AS	2,480	8,364
Turkiye Is Bankasi, Class C	6,873	10,477
Turkiye Sise ve Cam Fabrikalari AS	8,399	9,574
Turkiye Vakiflar Bankasi TAO, Class D	2,052	2,858
Ulker Biskuvi Sanayi AS	372	2,263
Yapi ve Kredi Bankasi AS	1,802	2,279

		255,258

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC	6,232	11,538
Aldar Properties PJSC	14,012	9,537
Arabtec Holding PJSC*	4,898	1,920
DP World Ltd.	1,557	26,422
Dubai Financial Market PJSC	7,711	2,897
Dubai Islamic Bank PJSC	3,126	5,438
Emaar Malls Group PJSC*	20,365	15,247
Emaar Properties PJSC	15,178	24,174
Emirates Telecommunications Group Co. PJSC	2,799	13,374
First Gulf Bank PJSC	9,977	34,633
National Bank of Abu Dhabi PJSC	4,715	10,526

		155,706

United Kingdom - 13.0%
3i Group PLC	4,279	26,092
Aberdeen Asset Management PLC (a)	4,036	13,561
Admiral Group PLC	932	22,468
Aggreko PLC	1,181	14,539
Anglo American PLC (a)	8,153	54,497
ARM Holdings PLC	5,985	82,969
Ashtead Group PLC	1,773	22,802
Associated British Foods PLC	1,540	73,006
AstraZeneca PLC	5,540	316,684
Auto Trader Group PLC, 144A	3,159	15,961
Aviva PLC	16,353	99,738
Babcock International Group PLC	1,185	15,091
BAE Systems PLC	12,291	87,760
Barclays PLC	67,596	161,870
Barratt Developments PLC	4,138	33,981
BP PLC	78,801	385,466
British American Tobacco PLC	8,158	445,728
British Land Co. PLC REIT	4,345	39,853
BT Group PLC	36,323	245,955
Bunzl PLC	1,431	38,500
Burberry Group PLC (a)	1,867	34,301
Capita PLC	2,878	40,137
Centrica PLC	21,277	61,598
CNH Industrial NV	3,973	26,516
Cobham PLC	4,526	16,278
Compass Group PLC	6,204	109,319
Croda International PLC	679	28,087
Diageo PLC	11,095	287,077
Direct Line Insurance Group PLC	5,483	29,656
Dixons Carphone PLC	3,970	24,075
easyJet PLC (a)	803	16,832
Fiat Chrysler Automobiles NV	4,319	29,812
G4S PLC (a)	6,479	18,766
GKN PLC	7,723	29,560
GlaxoSmithKline PLC	20,872	406,563
Hammerson PLC REIT	2,969	22,707
Hargreaves Lansdown PLC	1,059	18,262
HSBC Holdings PLC	83,119	531,764
ICAP PLC	2,485	15,039
IMI PLC	1,180	13,968
Imperial Brands PLC	4,324	224,033
Inmarsat PLC	1,988	27,103
InterContinental Hotels Group PLC	937	35,538
International Consolidated Airlines Group SA (United Kingdom)	4,469	34,265
Intertek Group PLC	749	30,462
Intu Properties PLC REIT	3,602	15,050
ITV PLC	17,851	61,767
J Sainsbury PLC	5,203	18,423
Johnson Matthey PLC	877	31,212
Kingfisher PLC	10,470	48,716
Land Securities Group PLC REIT	3,539	49,701
Legal & General Group PLC	24,130	76,239
Lloyds Banking Group PLC	242,138	244,002
London Stock Exchange Group PLC	1,011	37,684
Marks & Spencer Group PLC	7,222	42,741
Meggitt PLC	3,291	19,147

Merlin Entertainments PLC, 144A	2,169	13,851
National Grid PLC	17,274	231,652
Next PLC	659	62,050
Old Mutual PLC	20,505	48,603
Pearson PLC	3,724	44,524
Persimmon PLC*	1,308	39,760
Petrofac Ltd. (a)	1,267	15,968
Provident Financial PLC	330	14,923
Prudential PLC	10,603	185,579
Reckitt Benckiser Group PLC	2,972	271,359
RELX NV	4,715	77,811
RELX PLC	4,772	82,492
Rexam PLC	3,039	25,844
Rio Tinto Ltd.	1,846	53,072
Rio Tinto PLC	5,387	142,760
Rolls-Royce Holdings PLC*	7,744	73,186
Rolls-Royce Holdings PLC, Class C*	613,581	854
Royal Bank of Scotland Group PLC*	12,854	40,057
Royal Mail PLC	2,914	18,442
RSA Insurance Group PLC	3,845	23,296
SABMiller PLC	5,165	300,352
Sage Group PLC (The)	4,904	40,715
Schroders PLC	556	20,244
Segro PLC REIT	2,607	15,077
Severn Trent PLC	1,243	36,954
Sky PLC	4,467	64,847
Smith & Nephew PLC	4,037	65,910
Smiths Group PLC	1,679	23,416
Sports Direct International PLC*	1,181	6,651
SSE PLC	4,250	81,928
St James’s Place PLC	1,407	16,802
Standard Chartered PLC	13,605	81,510
Standard Life PLC	8,098	37,589
Tate & Lyle PLC	2,361	19,290
Taylor Wimpey PLC	13,879	35,969
Tesco PLC*	34,078	85,566
Travis Perkins PLC	1,057	26,364
Unilever NV	7,024	302,931
Unilever PLC	5,859	252,147
United Utilities Group PLC	3,224	41,530
Vodafone Group PLC	116,923	357,537
Weir Group PLC (The)	933	12,402
Whitbread PLC	741	40,440
William Hill PLC	3,539	20,215
Wm Morrison Supermarkets PLC (a)	9,584	26,546
WPP PLC	6,132	129,985

		8,561,921

United States (e) - 0.3%
Carnival PLC	749	37,301
Thomson Reuters Corp.	1,557	57,044
Valeant Pharmaceuticals International, Inc.*	1,394	97,353

		191,698

TOTAL COMMON STOCKS
(Cost $74,526,739)		65,073,248

PREFERRED STOCKS - 1.0%
Brazil - 0.4%
Banco Bradesco SA	10,950	58,192
Braskem SA, Class A	915	5,811
Centrais Eletricas Brasileiras SA, Class B	866	2,107
Cia Brasileira de Distribuicao	609	6,306
Cia Energetica de Minas Gerais	2,792	4,081
Cia Paranaense de Energia, Class B	122	703
Gerdau SA	5,738	5,044
Itau Unibanco Holding SA	13,033	82,439
Itausa - Investimentos Itau SA	16,477	27,984
Lojas Americanas SA	1,904	9,431
Petroleo Brasileiro SA*	17,021	21,787
Suzano Papel e Celulose SA, Class A	1,557	6,398
Telefonica Brasil SA	1,247	11,863
Vale SA	8,432	17,975

		260,121

Chile - 0.0%
Embotelladora Andina SA, Class B	2,604	7,738
Sociedad Quimica y Minera de Chile SA, Class B	494	8,814

		16,552

Colombia - 0.1%
Bancolombia SA	2,214	16,644

Grupo Aval Acciones y Valores SA	16,537	5,628
Grupo de Inversiones Suramericana SA	249	2,838

		25,110

Germany - 0.3%
Bayerische Motoren Werke AG	246	16,702
FUCHS PETROLUB SE	310	12,756
Henkel AG & Co. KGaA	722	72,919
Porsche Automobil Holding SE	649	29,780
Volkswagen AG	738	86,465

		218,622

South Korea - 0.2%
Amorepacific Corp.	33	5,991
Hyundai Motor Co.	107	8,782
Hyundai Motor Co. - 2nd Preferred	167	13,909
LG Chem Ltd.	61	9,914
Samsung Electronics Co. Ltd.	89	70,958

		109,554

TOTAL PREFERRED STOCKS
(Cost $887,343)		629,959

RIGHTS - 0.0%
Brazil - 0.0%
Duratex SA*, expires 03/31/16	65	43

Italy - 0.0%
Enel Green Power SpA*, expires 03/31/16	8,654	0

Spain - 0.0%
Banco Popular Espanol SA*, expires 03/31/16	7,996	183

TOTAL RIGHTS
(Cost $176)		226

SECURITIES LENDING COLLATERAL - 2.3%
Daily Assets Fund “Capital Shares”, 0.42% (f)(g)
(Cost $1,512,835)	1,512,835	1,512,835

TOTAL INVESTMENTS - 102.2%
(Cost $76,927,093)†		$67,216,268
Other assets and liabilities, net - (2.2%)
NET ASSETS - 100.0%		(1,468,070)

		$65,748,198

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $77,149,528. At February 29, 2016, net unrealized depreciation for all securities based on tax cost was $9,933,260. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,028,618 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,961,878.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2016 amounted to $1,240,628, which is 1.9% of net assets.
(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Listed on London Stock Exchange.
(e)	Securities are domiciled in the United States and trade on a non-US securities exchange.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt

CDI: Chess Depositary Interest

CPO: Ordinary Participation Certificates

FDR: Fiduciary Depositary Receipt

GDR: Global Depositary Receipt

NVDR: Non Voting Depositary Receipt

OJSC: Open Joint Stock Company

PJSC: Private Joint Stock Company

REIT: Real Estate Investment Trust

RSP: Risparmio (Convertible Savings Shares)

SDR: Swedish Depositary Receipt

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

A summary of the Fund’s transactions of Deutsche Bank AG securities during the period ended February 29, 2016 is as follows:

	Value ($) at 5/31/15	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Income ($)	Value ($) at 2/29/16
Deutsche Bank AG	98,068	134,101	(62,818)	17,474	—	100,406

At February 29, 2016 the Deutsche X-trackers MSCI All World ex US Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Total Investments excluding Securities Lending
Financials	16,840,228	25.6%
Consumer Discretionary	7,953,542	12.1
Consumer Staples	7,453,335	11.4
Industrials	7,308,079	11.1
Health Care	6,084,124	9.3
Information Technology	5,481,491	8.3
Materials	4,479,316	6.8
Energy	4,149,110	6.3
Telecommunication Services	3,625,380	5.5
Utilities	2,328,828	3.6

Total	65,703,433	100.0%

As of February 29, 2016, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Bank of Montreal	3/2/2016	CHF	127,200	USD	124,273	$(3,118)
JP Morgan & Chase Co.	3/2/2016	CHF	2,000	USD	2,008	5
State Street Bank & Trust Co.	3/2/2016	CHF	455,000	USD	459,641	3,958
State Street Bank & Trust Co.	3/2/2016	CHF	1,950,474	USD	1,905,603	(47,801)
The Bank of New York Mellon	3/2/2016	CHF	33,300	USD	32,719	(631)
The Bank of Nova Scotia	3/2/2016	CHF	2,523,596	USD	2,465,533	(61,854)
Bank of Montreal	3/2/2016	CZK	23,100	USD	925	(3)
JP Morgan & Chase Co.	3/2/2016	CZK	682,000	USD	27,325	(86)
State Street Bank & Trust Co.	3/2/2016	CZK	411,000	USD	16,467	(52)
State Street Bank & Trust Co.	3/2/2016	CZK	118,000	USD	4,861	118
The Bank of New York Mellon	3/2/2016	CZK	14,300	USD	577	2
The Bank of New York Mellon	3/2/2016	CZK	55,400	USD	2,220	(7)

Bank of Montreal	3/2/2016	DKK	184,000	USD	26,698	(136)
JP Morgan & Chase Co.	3/2/2016	DKK	68,000	USD	9,905	(12)
State Street Bank & Trust Co.	3/2/2016	DKK	661,000	USD	98,597	2,197
State Street Bank & Trust Co.	3/2/2016	DKK	2,072,000	USD	300,653	(1,526)
The Bank of New York Mellon	3/2/2016	DKK	56,300	USD	8,246	35
The Bank of New York Mellon	3/2/2016	DKK	12,500	USD	1,863	40
The Bank of New York Mellon	3/2/2016	DKK	79,100	USD	11,477	(59)
The Bank of Nova Scotia	3/2/2016	DKK	4,003,400	USD	580,889	(2,965)
Bank of Montreal	3/2/2016	EUR	367,500	USD	397,911	(1,876)
JP Morgan & Chase Co.	3/2/2016	EUR	184,000	USD	199,925	(240)
State Street Bank & Trust Co.	3/2/2016	EUR	1,273,000	USD	1,417,050	32,210
State Street Bank & Trust Co.	3/2/2016	EUR	5,303,854	USD	5,742,907	(26,918)
The Bank of New York Mellon	3/2/2016	EUR	109,600	USD	119,741	512
The Bank of New York Mellon	3/2/2016	EUR	63,300	USD	68,979	117
The Bank of New York Mellon	3/2/2016	EUR	118,500	USD	128,301	(610)
The Bank of Nova Scotia	3/2/2016	EUR	7,541,626	USD	8,165,809	(38,388)
Bank of Montreal	3/2/2016	GBP	90,000	USD	127,668	2,402
JP Morgan & Chase Co.	3/2/2016	GBP	3,670,736	USD	5,206,920	97,819
State Street Bank & Trust Co.	3/2/2016	GBP	2,572,703	USD	3,649,482	68,674
State Street Bank & Trust Co.	3/2/2016	GBP	649,000	USD	932,540	29,232
The Bank of New York Mellon	3/2/2016	GBP	93,800	USD	135,205	4,650
The Bank of New York Mellon	3/2/2016	GBP	9,200	USD	13,282	477
Bank of Montreal	3/2/2016	HKD	1,020,000	USD	131,057	(81)
JP Morgan & Chase Co.	3/2/2016	HKD	22,141,796	USD	2,845,093	(1,609)
State Street Bank & Trust Co.	3/2/2016	HKD	37,000	USD	4,753	(4)
State Street Bank & Trust Co.	3/2/2016	HKD	8,628,200	USD	1,108,660	(641)
The Bank of New York Mellon	3/2/2016	HKD	3,040,900	USD	390,723	(236)
The Bank of New York Mellon	3/2/2016	HKD	73,600	USD	9,468	5
The Bank of New York Mellon	3/2/2016	HKD	228,400	USD	29,294	(71)
The Bank of New York Mellon	3/2/2016	HKD	3,408,000	USD	438,535	379
The Bank of New York Mellon	3/2/2016	HKD	174,300	USD	22,415	6
Bank of Montreal	3/2/2016	HUF	583,500	USD	2,029	(18)
JP Morgan & Chase Co.	3/2/2016	HUF	10,222,000	USD	35,558	(299)
State Street Bank & Trust Co.	3/2/2016	HUF	1,932,000	USD	6,968	191
State Street Bank & Trust Co.	3/2/2016	HUF	6,738,800	USD	23,440	(198)
The Bank of Nova Scotia	3/2/2016	HUF	1,851,000	USD	6,438	(55)
Bank of Montreal	3/2/2016	ILS	45,500	USD	11,510	(150)
JP Morgan & Chase Co.	3/2/2016	ILS	738,698	USD	186,874	(2,424)
State Street Bank & Trust Co.	3/2/2016	ILS	706,500	USD	178,718	(2,329)
State Street Bank & Trust Co.	3/2/2016	ILS	162,000	USD	41,410	(104)
The Bank of New York Mellon	3/2/2016	ILS	32,500	USD	8,215	(113)
The Bank of Nova Scotia	3/2/2016	ILS	5,000	USD	1,265	(16)
Bank of Montreal	3/2/2016	NOK	60,500	USD	6,930	(22)
JP Morgan & Chase Co.	3/2/2016	NOK	1,468,000	USD	168,149	(538)
State Street Bank & Trust Co.	3/2/2016	NOK	666,100	USD	76,297	(244)
State Street Bank & Trust Co.	3/2/2016	NOK	222,000	USD	25,932	422
The Bank of New York Mellon	3/2/2016	NOK	3,400	USD	391	1
The Bank of New York Mellon	3/2/2016	NOK	39,700	USD	4,633	71
Bank of Montreal	3/2/2016	PLN	23,200	USD	5,680	(128)

JP Morgan & Chase Co.	3/2/2016	PLN	864,392	USD	211,607	(4,784)
State Street Bank & Trust Co.	3/2/2016	PLN	85,000	USD	21,644	366
State Street Bank & Trust Co.	3/2/2016	PLN	5,600	USD	1,400	(1)
Bank of Montreal	3/2/2016	SEK	317,500	USD	37,057	(27)
JP Morgan & Chase Co.	3/2/2016	SEK	6,362,000	USD	742,535	(529)
State Street Bank & Trust Co.	3/2/2016	SEK	4,024,900	USD	469,783	(314)
State Street Bank & Trust Co.	3/2/2016	SEK	1,097,000	USD	129,915	1,789
The Bank of New York Mellon	3/2/2016	SEK	30,300	USD	3,557	18
Bank of Montreal	3/2/2016	USD	27,747	CHF	28,400	696
Bank of Montreal	3/2/2016	USD	99,197	CHF	98,800	(248)
Bank of Montreal	3/2/2016	USD	927	CZK	23,100	1
Bank of Montreal	3/2/2016	USD	26,803	DKK	184,000	31
Bank of Montreal	3/2/2016	USD	399,307	EUR	367,500	480
Bank of Montreal	3/2/2016	USD	71,492	GBP	51,300	(90)
Bank of Montreal	3/2/2016	USD	54,897	GBP	38,700	(1,033)
Bank of Montreal	3/2/2016	USD	131,170	HKD	1,020,000	(32)
Bank of Montreal	3/2/2016	USD	2,044	HUF	583,500	3
Bank of Montreal	3/2/2016	USD	8,893	ILS	34,700	0
Bank of Montreal	3/2/2016	USD	2,732	ILS	10,800	36
Bank of Montreal	3/2/2016	USD	6,940	NOK	60,500	12
Bank of Montreal	3/2/2016	USD	5,214	PLN	21,300	118
Bank of Montreal	3/2/2016	USD	5,427	SEK	46,500	4
Bank of Montreal	3/2/2016	USD	31,552	SEK	271,000	100
JP Morgan & Chase Co.	3/2/2016	USD	1,954	CHF	2,000	49
JP Morgan & Chase Co.	3/2/2016	USD	27,381	CZK	682,000	30
JP Morgan & Chase Co.	3/2/2016	USD	9,866	DKK	68,000	51
JP Morgan & Chase Co.	3/2/2016	USD	199,219	EUR	184,000	947
JP Morgan & Chase Co.	3/2/2016	USD	5,115,537	GBP	3,670,736	(6,436)
JP Morgan & Chase Co.	3/2/2016	USD	2,847,398	HKD	22,141,796	(696)
JP Morgan & Chase Co.	3/2/2016	USD	35,814	HUF	10,222,000	43
JP Morgan & Chase Co.	3/2/2016	USD	189,308	ILS	738,698	(10)
JP Morgan & Chase Co.	3/2/2016	USD	168,393	NOK	1,468,000	294
JP Morgan & Chase Co.	3/2/2016	USD	216,163	PLN	864,392	227
JP Morgan & Chase Co.	3/2/2016	USD	740,723	SEK	6,362,000	2,340
State Street Bank & Trust Co.	3/2/2016	USD	44,055	CHF	45,000	1,012
State Street Bank & Trust Co.	3/2/2016	USD	2,078,790	CHF	2,070,474	(5,205)
State Street Bank & Trust Co.	3/2/2016	USD	283,355	CHF	290,000	7,081
State Street Bank & Trust Co.	3/2/2016	USD	21,238	CZK	529,000	23
State Street Bank & Trust Co.	3/2/2016	USD	43,826	DKK	302,000	218
State Street Bank & Trust Co.	3/2/2016	USD	9,149	DKK	63,000	39
State Street Bank & Trust Co.	3/2/2016	USD	344,943	DKK	2,368,000	405
State Street Bank & Trust Co.	3/2/2016	USD	1,185,725	EUR	1,095,000	5,476
State Street Bank & Trust Co.	3/2/2016	USD	5,810,711	EUR	5,347,854	6,980
State Street Bank & Trust Co.	3/2/2016	USD	145,201	EUR	134,000	572
State Street Bank & Trust Co.	3/2/2016	USD	445,448	GBP	314,000	(8,408)
State Street Bank & Trust Co.	3/2/2016	USD	120,679	GBP	85,000	(2,372)
State Street Bank & Trust Co.	3/2/2016	USD	3,933,719	GBP	2,822,703	(4,949)
State Street Bank & Trust Co.	3/2/2016	USD	509,138	HKD	3,962,000	244
State Street Bank & Trust Co.	3/2/2016	USD	604,824	HKD	4,703,200	(148)

State Street Bank & Trust Co.	3/2/2016	USD	30,379	HUF	8,670,800	37
State Street Bank & Trust Co.	3/2/2016	USD	202,327	ILS	789,500	(10)
State Street Bank & Trust Co.	3/2/2016	USD	19,991	ILS	79,000	253
State Street Bank & Trust Co.	3/2/2016	USD	14,090	NOK	123,000	44
State Street Bank & Trust Co.	3/2/2016	USD	87,764	NOK	765,100	153
State Street Bank & Trust Co.	3/2/2016	USD	8,569	PLN	35,000	193
State Street Bank & Trust Co.	3/2/2016	USD	13,611	PLN	55,600	308
State Street Bank & Trust Co.	3/2/2016	USD	475	PLN	1,900	1
State Street Bank & Trust Co.	3/2/2016	USD	81,942	SEK	702,000	50
State Street Bank & Trust Co.	3/2/2016	USD	9,686	SEK	83,000	8
State Street Bank & Trust Co.	3/2/2016	USD	504,942	SEK	4,336,900	1,595
The Bank of New York Mellon	3/2/2016	USD	16,165	CHF	16,100	(41)
The Bank of New York Mellon	3/2/2016	USD	17,237	CHF	17,200	(11)
The Bank of New York Mellon	3/2/2016	USD	2,798	CZK	69,700	3
The Bank of New York Mellon	3/2/2016	USD	21,544	DKK	147,900	25
The Bank of New York Mellon	3/2/2016	USD	9,025	EUR	8,200	(105)
The Bank of New York Mellon	3/2/2016	USD	307,711	EUR	283,200	370
The Bank of New York Mellon	3/2/2016	USD	51,981	GBP	37,300	(65)
The Bank of New York Mellon	3/2/2016	USD	8,026	GBP	5,700	(92)
The Bank of New York Mellon	3/2/2016	USD	85,915	GBP	60,000	(2,404)
The Bank of New York Mellon	3/2/2016	USD	890,569	HKD	6,925,200	(218)
The Bank of New York Mellon	3/2/2016	USD	8,329	ILS	32,500	0
The Bank of New York Mellon	3/2/2016	USD	4,942	NOK	43,100	10
The Bank of New York Mellon	3/2/2016	USD	3,528	SEK	30,300	11
The Bank of Nova Scotia	3/2/2016	USD	2,533,731	CHF	2,523,596	(6,344)
The Bank of Nova Scotia	3/2/2016	USD	583,169	DKK	4,003,400	685
The Bank of Nova Scotia	3/2/2016	USD	8,194,354	EUR	7,541,626	9,843
The Bank of Nova Scotia	3/2/2016	USD	2,599	HUF	741,900	3
The Bank of Nova Scotia	3/2/2016	USD	3,858	HUF	1,109,100	33
The Bank of Nova Scotia	3/2/2016	USD	1,281	ILS	5,000	0
JP Morgan & Chase Co.	3/3/2016	AED	50,000	USD	13,598	(14)
The Bank of New York Mellon	3/3/2016	AED	47,000	USD	12,796	0
The Bank of New York Mellon	3/3/2016	AED	362,200	USD	97,484	(1,126)
The Bank of New York Mellon	3/3/2016	AED	44,000	USD	11,979	0
Bank of Montreal	3/3/2016	AUD	103,800	USD	73,316	(760)
JP Morgan & Chase Co.	3/3/2016	AUD	2,592,807	USD	1,831,261	(19,079)
State Street Bank & Trust Co.	3/3/2016	AUD	467,000	USD	333,703	432
State Street Bank & Trust Co.	3/3/2016	AUD	1,423,000	USD	1,005,110	(10,404)
The Bank of New York Mellon	3/3/2016	AUD	25,700	USD	18,097	(244)
The Bank of Nova Scotia	3/3/2016	AUD	473,500	USD	334,453	(3,457)
JP Morgan & Chase Co.	3/3/2016	BRL	651,530	USD	160,089	(2,024)
State Street Bank & Trust Co.	3/3/2016	BRL	428,000	USD	107,532	1,038
State Street Bank & Trust Co.	3/3/2016	BRL	34,000	USD	8,416	(44)
The Bank of New York Mellon	3/3/2016	BRL	2,452,788	USD	605,253	(5,048)
The Bank of New York Mellon	3/3/2016	BRL	297,692	USD	75,042	971
Bank of Montreal	3/3/2016	CAD	154,000	USD	109,435	(4,386)
JP Morgan & Chase Co.	3/3/2016	CAD	95,000	USD	67,511	(2,703)
State Street Bank & Trust Co.	3/3/2016	CAD	566,000	USD	410,998	(7,333)
State Street Bank & Trust Co.	3/3/2016	CAD	1,138,200	USD	808,814	(32,429)

The Bank of New York Mellon	3/3/2016	CAD	3,000	USD	2,173	(44)
The Bank of New York Mellon	3/3/2016	CAD	89,900	USD	64,130	(2,315)
The Bank of Nova Scotia	3/3/2016	CAD	3,855,888	USD	2,740,021	(109,864)
Bank of Montreal	3/3/2016	CLP	4,126,000	USD	5,809	(110)
JP Morgan & Chase Co.	3/3/2016	CLP	95,944,000	USD	134,524	(3,108)
State Street Bank & Trust Co.	3/3/2016	CLP	45,857,280	USD	64,384	(1,399)
State Street Bank & Trust Co.	3/3/2016	CLP	15,837,000	USD	22,624	(94)
Bank of Montreal	3/3/2016	COP	4,457,000	USD	1,353	(1)
JP Morgan & Chase Co.	3/3/2016	COP	124,064,000	USD	37,617	(65)
State Street Bank & Trust Co.	3/3/2016	COP	12,842,780	USD	3,886	(15)
State Street Bank & Trust Co.	3/3/2016	COP	13,509,000	USD	4,016	(87)
JP Morgan & Chase Co.	3/3/2016	EGP	484,000	USD	58,738	(2,804)
The Bank of Nova Scotia	3/3/2016	EGP	96,000	USD	11,960	(247)
Bank of Montreal	3/3/2016	IDR	137,191,500	USD	9,931	(324)
JP Morgan & Chase Co.	3/3/2016	IDR	2,917,359,000	USD	212,233	(5,825)
State Street Bank & Trust Co.	3/3/2016	IDR	2,235,541,500	USD	162,822	(4,274)
State Street Bank & Trust Co.	3/3/2016	IDR	585,698,000	USD	43,314	(464)
Bank of Montreal	3/3/2016	INR	1,292,500	USD	19,034	156
JP Morgan & Chase Co.	3/3/2016	INR	23,679,246	USD	347,165	1,326
State Street Bank & Trust Co.	3/3/2016	INR	4,787,000	USD	69,503	(412)
State Street Bank & Trust Co.	3/3/2016	INR	22,997,511	USD	337,306	1,424
State Street Bank & Trust Co.	3/3/2016	INR	360,000	USD	5,274	16
Bank of Montreal	3/3/2016	JPY	36,114,500	USD	298,447	(21,881)
JP Morgan & Chase Co.	3/3/2016	JPY	700,391,722	USD	5,787,740	(424,586)
State Street Bank & Trust Co.	3/3/2016	JPY	480,371,712	USD	3,969,949	(290,846)
State Street Bank & Trust Co.	3/3/2016	JPY	8,209,761	USD	70,000	(2,819)
State Street Bank & Trust Co.	3/3/2016	JPY	112,735,000	USD	1,000,846	910
The Bank of New York Mellon	3/3/2016	JPY	36,086,900	USD	300,921	(19,162)
The Bank of New York Mellon	3/3/2016	JPY	33,023,500	USD	272,906	(20,006)
The Bank of Nova Scotia	3/3/2016	JPY	60,474,000	USD	499,748	(36,644)
Bank of Montreal	3/3/2016	MXN	156,600	USD	8,600	(36)
JP Morgan & Chase Co.	3/3/2016	MXN	5,615,493	USD	308,469	(1,180)
State Street Bank & Trust Co.	3/3/2016	MXN	1,107,000	USD	60,740	(302)
State Street Bank & Trust Co.	3/3/2016	MXN	79,000	USD	4,338	(18)
State Street Bank & Trust Co.	3/3/2016	MXN	4,299,500	USD	236,194	(889)
The Bank of New York Mellon	3/3/2016	MXN	155,800	USD	8,510	(81)
Bank of Montreal	3/3/2016	MYR	59,000	USD	14,219	192
JP Morgan & Chase Co.	3/3/2016	MYR	1,419,000	USD	343,143	5,775
State Street Bank & Trust Co.	3/3/2016	MYR	251,000	USD	59,610	(65)
State Street Bank & Trust Co.	3/3/2016	MYR	21,000	USD	5,066	74
State Street Bank & Trust Co.	3/3/2016	MYR	741,423	USD	179,521	3,248
Bank of Montreal	3/3/2016	NZD	1,500	USD	969	(19)
JP Morgan & Chase Co.	3/3/2016	NZD	93,116	USD	60,139	(1,204)
State Street Bank & Trust Co.	3/3/2016	NZD	109,700	USD	70,851	(1,417)
State Street Bank & Trust Co.	3/3/2016	NZD	24,000	USD	15,915	104
The Bank of Nova Scotia	3/3/2016	NZD	13,500	USD	8,719	(175)
Bank of Montreal	3/3/2016	PHP	303,500	USD	6,369	(12)
JP Morgan & Chase Co.	3/3/2016	PHP	5,613,000	USD	117,059	(966)
State Street Bank & Trust Co.	3/3/2016	PHP	1,158,000	USD	24,272	(78)

State Street Bank & Trust Co.	3/3/2016	PHP	4,501,500	USD	93,938	(716)
JP Morgan & Chase Co.	3/3/2016	QAR	32,000	USD	8,789	0
The Bank of New York Mellon	3/3/2016	QAR	48,000	USD	13,179	(3)
The Bank of New York Mellon	3/3/2016	QAR	486,200	USD	133,308	(216)
The Bank of New York Mellon	3/3/2016	QAR	43,000	USD	11,812	3
JP Morgan & Chase Co.	3/3/2016	RUB	6,778,000	USD	89,358	(569)
State Street Bank & Trust Co.	3/3/2016	RUB	8,280,076	USD	108,805	(1,050)
State Street Bank & Trust Co.	3/3/2016	RUB	676,000	USD	8,866	(103)
State Street Bank & Trust Co.	3/3/2016	RUB	3,022,000	USD	39,029	(1,065)
Bank of Montreal	3/3/2016	SGD	18,200	USD	12,779	(165)
JP Morgan & Chase Co.	3/3/2016	SGD	511,707	USD	359,282	(4,642)
State Street Bank & Trust Co.	3/3/2016	SGD	93,000	USD	66,165	24
State Street Bank & Trust Co.	3/3/2016	SGD	132,000	USD	92,683	(1,195)
The Bank of New York Mellon	3/3/2016	SGD	5,600	USD	3,963	(20)
The Bank of New York Mellon	3/3/2016	SGD	15,300	USD	10,743	(139)
The Bank of Nova Scotia	3/3/2016	SGD	145,000	USD	101,808	(1,315)
Bank of Montreal	3/3/2016	THB	293,000	USD	8,197	(26)
JP Morgan & Chase Co.	3/3/2016	THB	7,352,000	USD	205,510	(816)
State Street Bank & Trust Co.	3/3/2016	THB	1,764,931	USD	49,459	(72)
State Street Bank & Trust Co.	3/3/2016	THB	981,000	USD	27,447	(83)
Bank of Montreal	3/3/2016	TRY	23,000	USD	7,704	(46)
JP Morgan & Chase Co.	3/3/2016	TRY	460,846	USD	154,338	(945)
State Street Bank & Trust Co.	3/3/2016	TRY	79,000	USD	26,684	65
State Street Bank & Trust Co.	3/3/2016	TRY	217,800	USD	72,948	(440)
The Bank of Nova Scotia	3/3/2016	TRY	23,700	USD	7,940	(45)
Bank of Montreal	3/3/2016	TWD	1,310,500	USD	39,310	(125)
JP Morgan & Chase Co.	3/3/2016	TWD	22,001,297	USD	656,344	(5,719)
State Street Bank & Trust Co.	3/3/2016	TWD	5,483,000	USD	164,408	(587)
State Street Bank & Trust Co.	3/3/2016	TWD	26,443,650	USD	789,716	(6,025)
State Street Bank & Trust Co.	3/3/2016	TWD	374,000	USD	11,174	(80)
Bank of Montreal	3/3/2016	USD	74,136	AUD	103,800	(59)
Bank of Montreal	3/3/2016	USD	113,686	CAD	154,000	135
Bank of Montreal	3/3/2016	USD	5,934	CLP	4,126,000	(15)
Bank of Montreal	3/3/2016	USD	1,343	COP	4,457,000	10
Bank of Montreal	3/3/2016	USD	10,253	IDR	137,191,500	1
Bank of Montreal	3/3/2016	USD	18,935	INR	1,292,500	(58)
Bank of Montreal	3/3/2016	USD	319,958	JPY	36,114,500	370
Bank of Montreal	3/3/2016	USD	4,097	MXN	74,600	17
Bank of Montreal	3/3/2016	USD	4,533	MXN	82,000	(12)
Bank of Montreal	3/3/2016	USD	14,064	MYR	59,000	(37)
Bank of Montreal	3/3/2016	USD	989	NZD	1,500	(1)
Bank of Montreal	3/3/2016	USD	6,403	PHP	303,500	(21)
Bank of Montreal	3/3/2016	USD	12,939	SGD	18,200	5
Bank of Montreal	3/3/2016	USD	8,223	THB	293,000	(1)
Bank of Montreal	3/3/2016	USD	7,779	TRY	23,000	(30)
Bank of Montreal	3/3/2016	USD	39,366	TWD	1,310,500	69
JP Morgan & Chase Co.	3/3/2016	USD	13,613	AED	50,000	0
JP Morgan & Chase Co.	3/3/2016	USD	1,851,912	AUD	2,592,807	(1,572)
JP Morgan & Chase Co.	3/3/2016	USD	163,766	BRL	651,530	(1,653)

JP Morgan & Chase Co.	3/3/2016	USD	70,131	CAD	95,000	83
JP Morgan & Chase Co.	3/3/2016	USD	138,059	CLP	95,944,000	(427)
JP Morgan & Chase Co.	3/3/2016	USD	37,448	COP	124,064,000	234
JP Morgan & Chase Co.	3/3/2016	USD	62,613	EGP	484,000	(1,072)
JP Morgan & Chase Co.	3/3/2016	USD	218,398	IDR	2,917,359,000	(340)
JP Morgan & Chase Co.	3/3/2016	USD	346,507	INR	23,679,246	(668)
JP Morgan & Chase Co.	3/3/2016	USD	6,205,021	JPY	700,391,722	7,305
JP Morgan & Chase Co.	3/3/2016	USD	310,448	MXN	5,615,493	(799)
JP Morgan & Chase Co.	3/3/2016	USD	337,463	MYR	1,419,000	(96)
JP Morgan & Chase Co.	3/3/2016	USD	61,393	NZD	93,116	(50)
JP Morgan & Chase Co.	3/3/2016	USD	118,398	PHP	5,613,000	(373)
JP Morgan & Chase Co.	3/3/2016	USD	8,763	QAR	32,000	25
JP Morgan & Chase Co.	3/3/2016	USD	90,293	RUB	6,778,000	(367)
JP Morgan & Chase Co.	3/3/2016	USD	363,803	SGD	511,707	120
JP Morgan & Chase Co.	3/3/2016	USD	206,314	THB	7,352,000	11
JP Morgan & Chase Co.	3/3/2016	USD	155,874	TRY	460,846	(591)
JP Morgan & Chase Co.	3/3/2016	USD	660,898	TWD	22,001,297	1,164
JP Morgan & Chase Co.	3/3/2016	USD	102,910	ZAR	1,624,732	(584)
State Street Bank & Trust Co.	3/3/2016	USD	12,797	AED	47,000	(2)
State Street Bank & Trust Co.	3/3/2016	USD	6,365	AUD	9,000	58
State Street Bank & Trust Co.	3/3/2016	USD	1,181,318	AUD	1,654,000	(952)
State Street Bank & Trust Co.	3/3/2016	USD	160,351	AUD	227,000	1,646
State Street Bank & Trust Co.	3/3/2016	USD	45,640	BRL	185,000	392
State Street Bank & Trust Co.	3/3/2016	USD	68,336	BRL	277,000	587
State Street Bank & Trust Co.	3/3/2016	USD	1,162,850	CAD	1,575,200	1,379
State Street Bank & Trust Co.	3/3/2016	USD	91,664	CAD	129,000	3,680
State Street Bank & Trust Co.	3/3/2016	USD	88,820	CLP	61,694,280	(319)
State Street Bank & Trust Co.	3/3/2016	USD	6,754	COP	22,323,000	26
State Street Bank & Trust Co.	3/3/2016	USD	1,214	COP	4,028,780	9
State Street Bank & Trust Co.	3/3/2016	USD	210,950	IDR	2,821,239,500	(76)
State Street Bank & Trust Co.	3/3/2016	USD	45,512	INR	3,103,000	(192)
State Street Bank & Trust Co.	3/3/2016	USD	366,640	INR	25,041,511	(905)
State Street Bank & Trust Co.	3/3/2016	USD	3,917,855	JPY	442,220,473	4,546
State Street Bank & Trust Co.	3/3/2016	USD	1,113,404	JPY	134,715,000	81,490
State Street Bank & Trust Co.	3/3/2016	USD	201,526	JPY	24,381,000	14,728
State Street Bank & Trust Co.	3/3/2016	USD	298,731	MXN	5,403,500	(772)
State Street Bank & Trust Co.	3/3/2016	USD	4,505	MXN	82,000	17
State Street Bank & Trust Co.	3/3/2016	USD	13,075	MYR	54,000	(237)
State Street Bank & Trust Co.	3/3/2016	USD	227,891	MYR	959,423	212
State Street Bank & Trust Co.	3/3/2016	USD	88,150	NZD	133,700	(72)
State Street Bank & Trust Co.	3/3/2016	USD	3,965	PHP	190,000	30
State Street Bank & Trust Co.	3/3/2016	USD	115,366	PHP	5,469,500	(358)
State Street Bank & Trust Co.	3/3/2016	USD	11,802	QAR	43,000	7
State Street Bank & Trust Co.	3/3/2016	USD	156,304	RUB	11,686,076	(1,260)
State Street Bank & Trust Co.	3/3/2016	USD	3,837	RUB	292,000	37
State Street Bank & Trust Co.	3/3/2016	USD	56,181	SGD	80,000	714
State Street Bank & Trust Co.	3/3/2016	USD	103,088	SGD	145,000	35
State Street Bank & Trust Co.	3/3/2016	USD	47,711	THB	1,699,931	(4)
State Street Bank & Trust Co.	3/3/2016	USD	29,262	THB	1,046,000	93

State Street Bank & Trust Co.	3/3/2016	USD	100,387	TRY	296,800	(380)
State Street Bank & Trust Co.	3/3/2016	USD	64,656	TWD	2,165,000	493
State Street Bank & Trust Co.	3/3/2016	USD	906,063	TWD	30,135,650	778
State Street Bank & Trust Co.	3/3/2016	USD	16,449	ZAR	263,000	115
State Street Bank & Trust Co.	3/3/2016	USD	143,527	ZAR	2,266,000	(814)
The Bank of New York Mellon	3/3/2016	USD	110,590	AED	406,200	(2)
The Bank of New York Mellon	3/3/2016	USD	6,571	AUD	9,200	(5)
The Bank of New York Mellon	3/3/2016	USD	6,057	AUD	8,500	9
The Bank of New York Mellon	3/3/2016	USD	5,777	AUD	8,000	(68)
The Bank of New York Mellon	3/3/2016	USD	5,055	BRL	20,000	(79)
The Bank of New York Mellon	3/3/2016	USD	686,309	BRL	2,730,480	(6,912)
The Bank of New York Mellon	3/3/2016	USD	1,544	CAD	2,100	8
The Bank of New York Mellon	3/3/2016	USD	3,266	CAD	4,500	60
The Bank of New York Mellon	3/3/2016	USD	63,709	CAD	86,300	76
The Bank of New York Mellon	3/3/2016	USD	1,093	JPY	122,500	(6)
The Bank of New York Mellon	3/3/2016	USD	611,205	JPY	68,987,900	703
The Bank of New York Mellon	3/3/2016	USD	8,613	MXN	155,800	(22)
The Bank of New York Mellon	3/3/2016	USD	2,472	QAR	9,000	0
The Bank of New York Mellon	3/3/2016	USD	144,266	QAR	525,200	(32)
The Bank of New York Mellon	3/3/2016	USD	14,859	SGD	20,900	5
The Bank of New York Mellon	3/3/2016	USD	513,274	ZAR	8,103,540	(2,911)
The Bank of Nova Scotia	3/3/2016	USD	323,055	AUD	452,300	(274)
The Bank of Nova Scotia	3/3/2016	USD	14,974	AUD	21,200	155
The Bank of Nova Scotia	3/3/2016	USD	2,825,032	CAD	3,826,788	3,345
The Bank of Nova Scotia	3/3/2016	USD	20,679	CAD	29,100	829
The Bank of Nova Scotia	3/3/2016	USD	12,403	EGP	96,000	(197)
The Bank of Nova Scotia	3/3/2016	USD	535,761	JPY	60,474,000	631
The Bank of Nova Scotia	3/3/2016	USD	8,901	NZD	13,500	(8)
The Bank of Nova Scotia	3/3/2016	USD	103,089	SGD	145,000	34
The Bank of Nova Scotia	3/3/2016	USD	8,021	TRY	23,700	(35)
JP Morgan & Chase Co.	3/3/2016	ZAR	1,624,732	USD	101,601	(725)
State Street Bank & Trust Co.	3/3/2016	ZAR	1,151,000	USD	71,977	(514)
State Street Bank & Trust Co.	3/3/2016	ZAR	1,123,000	USD	72,799	2,073
State Street Bank & Trust Co.	3/3/2016	ZAR	255,000	USD	15,918	(142)
The Bank of New York Mellon	3/3/2016	ZAR	420,100	USD	26,073	(385)
The Bank of New York Mellon	3/3/2016	ZAR	7,533,440	USD	471,149	(3,308)
The Bank of New York Mellon	3/3/2016	ZAR	150,000	USD	9,608	161
Bank of Montreal	3/4/2016	KRW	68,934,500	USD	57,494	1,759
JP Morgan & Chase Co.	3/4/2016	KRW	1,553,631,000	USD	1,284,311	28,180
State Street Bank & Trust Co.	3/4/2016	KRW	18,416,000	USD	15,160	270
State Street Bank & Trust Co.	3/4/2016	KRW	979,173,011	USD	809,769	18,095
State Street Bank & Trust Co.	3/4/2016	KRW	295,880,000	USD	239,637	414
Bank of Montreal	3/4/2016	USD	55,525	KRW	68,934,500	209
JP Morgan & Chase Co.	3/4/2016	USD	1,250,911	KRW	1,553,631,000	5,220
State Street Bank & Trust Co.	3/4/2016	USD	980,776	KRW	1,218,055,011	4,037
State Street Bank & Trust Co.	3/4/2016	USD	62,367	KRW	75,414,000	(1,394)
Bank of Montreal	4/4/2016	CHF	98,800	USD	99,356	220
State Street Bank & Trust Co.	4/4/2016	CHF	2,070,474	USD	2,082,072	4,550
State Street Bank & Trust Co.	4/4/2016	CHF	12,000	USD	12,049	8

The Bank of New York Mellon	4/4/2016	CHF	16,100	USD	16,189	35
The Bank of Nova Scotia	4/4/2016	CHF	2,523,596	USD	2,537,732	5,546
Bank of Montreal	4/4/2016	CZK	23,100	USD	928	(1)
JP Morgan & Chase Co.	4/4/2016	CZK	682,000	USD	27,399	(34)
State Street Bank & Trust Co.	4/4/2016	CZK	529,000	USD	21,253	(26)
The Bank of New York Mellon	4/4/2016	CZK	69,700	USD	2,798	(5)
Bank of Montreal	4/4/2016	DKK	184,000	USD	26,832	(37)
State Street Bank & Trust Co.	4/4/2016	DKK	2,368,000	USD	345,317	(471)
State Street Bank & Trust Co.	4/4/2016	DKK	59,000	USD	8,603	(12)
The Bank of New York Mellon	4/4/2016	DKK	147,900	USD	21,568	(29)
The Bank of Nova Scotia	4/4/2016	DKK	4,003,400	USD	583,786	(811)
Bank of Montreal	4/4/2016	EUR	367,500	USD	399,686	(547)
State Street Bank & Trust Co.	4/4/2016	EUR	5,347,854	USD	5,816,272	(7,913)
The Bank of New York Mellon	4/4/2016	EUR	283,200	USD	308,003	(422)
The Bank of Nova Scotia	4/4/2016	EUR	7,541,626	USD	8,202,084	(11,272)
Bank of Montreal	4/4/2016	GBP	51,300	USD	71,499	87
JP Morgan & Chase Co.	4/4/2016	GBP	3,670,736	USD	5,115,937	6,125
State Street Bank & Trust Co.	4/4/2016	GBP	316,000	USD	440,406	522
State Street Bank & Trust Co.	4/4/2016	GBP	36,000	USD	50,093	(21)
State Street Bank & Trust Co.	4/4/2016	GBP	2,822,703	USD	3,934,157	4,840
The Bank of New York Mellon	4/4/2016	GBP	37,300	USD	51,987	64
Bank of Montreal	4/4/2016	HUF	583,500	USD	2,044	(3)
JP Morgan & Chase Co.	4/4/2016	HUF	10,222,000	USD	35,802	(42)
State Street Bank & Trust Co.	4/4/2016	HUF	8,670,800	USD	30,368	(37)
The Bank of Nova Scotia	4/4/2016	HUF	741,900	USD	2,598	(3)
Bank of Montreal	4/4/2016	ILS	34,700	USD	8,899	(2)
JP Morgan & Chase Co.	4/4/2016	ILS	738,698	USD	189,449	(29)
State Street Bank & Trust Co.	4/4/2016	ILS	789,500	USD	202,455	(53)
The Bank of New York Mellon	4/4/2016	ILS	32,500	USD	8,335	(1)
The Bank of Nova Scotia	4/4/2016	ILS	5,000	USD	1,282	0
Bank of Montreal	4/4/2016	NOK	60,500	USD	6,938	(12)
JP Morgan & Chase Co.	4/4/2016	NOK	1,468,000	USD	168,354	(292)
State Street Bank & Trust Co.	4/4/2016	NOK	50,000	USD	5,734	(10)
State Street Bank & Trust Co.	4/4/2016	NOK	765,100	USD	87,744	(152)
The Bank of New York Mellon	4/4/2016	NOK	43,100	USD	4,941	(10)
JP Morgan & Chase Co.	4/4/2016	PLN	864,392	USD	216,084	(230)
State Street Bank & Trust Co.	4/4/2016	PLN	60,000	USD	14,997	(18)
State Street Bank & Trust Co.	4/4/2016	PLN	1,900	USD	475	(1)
Bank of Montreal	4/4/2016	SEK	271,000	USD	31,591	(107)
JP Morgan & Chase Co.	4/4/2016	SEK	6,362,000	USD	741,587	(2,548)
State Street Bank & Trust Co.	4/4/2016	SEK	4,336,900	USD	505,574	(1,694)
State Street Bank & Trust Co.	4/4/2016	SEK	407,000	USD	47,444	(161)
The Bank of New York Mellon	4/4/2016	SEK	30,300	USD	3,532	(12)
JP Morgan & Chase Co.	4/4/2016	USD	2,011	CHF	2,000	(4)
JP Morgan & Chase Co.	4/4/2016	USD	9,916	DKK	68,000	14
JP Morgan & Chase Co.	4/4/2016	USD	200,106	EUR	184,000	282
State Street Bank & Trust Co.	4/4/2016	USD	50,286	CHF	50,000	(116)
State Street Bank & Trust Co.	4/4/2016	USD	5,344	CZK	133,000	6
State Street Bank & Trust Co.	4/4/2016	USD	5,105	DKK	35,000	6

State Street Bank & Trust Co.	4/4/2016	USD	42,419	EUR	39,000	55
State Street Bank & Trust Co.	4/4/2016	USD	82,669	EUR	76,000	100
State Street Bank & Trust Co.	4/4/2016	USD	13,595	ILS	53,000	0
State Street Bank & Trust Co.	4/4/2016	USD	1,400	PLN	5,600	1
State Street Bank & Trust Co.	4/4/2016	USD	6,544	SEK	56,000	6
JP Morgan & Chase Co.	4/5/2016	AED	50,000	USD	13,604	(7)
State Street Bank & Trust Co.	4/5/2016	AED	50,000	USD	13,609	(2)
The Bank of New York Mellon	4/5/2016	AED	406,200	USD	110,571	(8)
Bank of Montreal	4/5/2016	AUD	103,800	USD	74,024	67
JP Morgan & Chase Co.	4/5/2016	AUD	2,592,807	USD	1,848,905	1,526
State Street Bank & Trust Co.	4/5/2016	AUD	1,654,000	USD	1,179,534	1,056
The Bank of New York Mellon	4/5/2016	AUD	9,200	USD	6,561	6
The Bank of Nova Scotia	4/5/2016	AUD	452,300	USD	322,576	311
JP Morgan & Chase Co.	4/5/2016	BRL	651,530	USD	162,322	1,703
State Street Bank & Trust Co.	4/5/2016	BRL	143,000	USD	35,616	363
The Bank of New York Mellon	4/5/2016	BRL	2,730,480	USD	679,765	6,628
Bank of Montreal	4/5/2016	CAD	154,000	USD	113,691	(133)
JP Morgan & Chase Co.	4/5/2016	CAD	95,000	USD	70,134	(82)
State Street Bank & Trust Co.	4/5/2016	CAD	70,000	USD	51,674	(64)
State Street Bank & Trust Co.	4/5/2016	CAD	1,575,200	USD	1,162,887	(1,368)
The Bank of New York Mellon	4/5/2016	CAD	86,300	USD	63,711	(75)
The Bank of Nova Scotia	4/5/2016	CAD	3,826,788	USD	2,825,116	(3,324)
Bank of Montreal	4/5/2016	CLP	4,126,000	USD	5,915	18
JP Morgan & Chase Co.	4/5/2016	CLP	95,944,000	USD	137,556	410
State Street Bank & Trust Co.	4/5/2016	CLP	61,694,280	USD	88,546	357
Bank of Montreal	4/5/2016	COP	4,457,000	USD	1,337	(10)
JP Morgan & Chase Co.	4/5/2016	COP	124,064,000	USD	37,262	(240)
State Street Bank & Trust Co.	4/5/2016	COP	4,028,780	USD	1,209	(9)
JP Morgan & Chase Co.	4/5/2016	EGP	484,000	USD	59,024	326
The Bank of Nova Scotia	4/5/2016	EGP	96,000	USD	12,075	433
Bank of Montreal	4/5/2016	HKD	1,020,000	USD	131,195	26
JP Morgan & Chase Co.	4/5/2016	HKD	22,141,796	USD	2,847,911	553
State Street Bank & Trust Co.	4/5/2016	HKD	498,000	USD	64,051	10
State Street Bank & Trust Co.	4/5/2016	HKD	4,703,200	USD	604,940	125
The Bank of New York Mellon	4/5/2016	HKD	6,925,200	USD	890,735	179
Bank of Montreal	4/5/2016	IDR	137,191,500	USD	10,200	3
JP Morgan & Chase Co.	4/5/2016	IDR	2,917,359,000	USD	217,033	195
State Street Bank & Trust Co.	4/5/2016	IDR	2,821,239,500	USD	209,695	1
State Street Bank & Trust Co.	4/5/2016	IDR	175,481,000	USD	13,043	0
Bank of Montreal	4/5/2016	JPY	36,114,500	USD	320,310	(391)
JP Morgan & Chase Co.	4/5/2016	JPY	700,391,722	USD	6,211,459	(8,102)
State Street Bank & Trust Co.	4/5/2016	JPY	442,220,473	USD	3,922,168	(4,802)
State Street Bank & Trust Co.	4/5/2016	JPY	11,745,000	USD	104,122	(175)
The Bank of New York Mellon	4/5/2016	JPY	68,987,900	USD	611,866	(755)
The Bank of Nova Scotia	4/5/2016	JPY	60,474,000	USD	536,345	(671)
Bank of Montreal	4/5/2016	KRW	68,934,500	USD	55,485	(202)
JP Morgan & Chase Co.	4/5/2016	KRW	1,553,631,000	USD	1,249,552	(5,502)
State Street Bank & Trust Co.	4/5/2016	KRW	1,218,055,011	USD	979,853	(4,116)
State Street Bank & Trust Co.	4/5/2016	KRW	31,562,000	USD	25,390	(107)

Bank of Montreal	4/5/2016	MXN	82,000	USD	4,521	12
JP Morgan & Chase Co.	4/5/2016	MXN	5,615,493	USD	309,590	849
State Street Bank & Trust Co.	4/5/2016	MXN	224,000	USD	12,348	32
State Street Bank & Trust Co.	4/5/2016	MXN	5,403,500	USD	297,895	809
The Bank of New York Mellon	4/5/2016	MXN	155,800	USD	8,590	24
Bank of Montreal	4/5/2016	MYR	59,000	USD	14,054	65
JP Morgan & Chase Co.	4/5/2016	MYR	1,419,000	USD	337,087	640
State Street Bank & Trust Co.	4/5/2016	MYR	959,423	USD	227,729	249
Bank of Montreal	4/5/2016	NZD	1,500	USD	987	1
JP Morgan & Chase Co.	4/5/2016	NZD	93,116	USD	61,266	49
State Street Bank & Trust Co.	4/5/2016	NZD	10,000	USD	6,580	6
State Street Bank & Trust Co.	4/5/2016	NZD	133,700	USD	87,976	79
The Bank of Nova Scotia	4/5/2016	NZD	13,500	USD	8,884	9
Bank of Montreal	4/5/2016	PHP	303,500	USD	6,392	22
JP Morgan & Chase Co.	4/5/2016	PHP	5,613,000	USD	118,101	286
State Street Bank & Trust Co.	4/5/2016	PHP	5,469,500	USD	115,050	247
State Street Bank & Trust Co.	4/5/2016	PHP	532,000	USD	11,191	24
State Street Bank & Trust Co.	4/5/2016	QAR	30,000	USD	8,233	2
The Bank of New York Mellon	4/5/2016	QAR	525,200	USD	144,123	16
JP Morgan & Chase Co.	4/5/2016	RUB	6,778,000	USD	89,506	401
State Street Bank & Trust Co.	4/5/2016	RUB	11,686,076	USD	154,516	889
Bank of Montreal	4/5/2016	SGD	18,200	USD	12,930	(4)
JP Morgan & Chase Co.	4/5/2016	SGD	511,707	USD	363,545	(112)
State Street Bank & Trust Co.	4/5/2016	SGD	145,000	USD	103,016	(32)
State Street Bank & Trust Co.	4/5/2016	SGD	35,000	USD	24,863	(10)
The Bank of New York Mellon	4/5/2016	SGD	20,900	USD	14,849	(4)
The Bank of Nova Scotia	4/5/2016	SGD	145,000	USD	103,012	(35)
Bank of Montreal	4/5/2016	THB	293,000	USD	8,216	1
JP Morgan & Chase Co.	4/5/2016	THB	7,352,000	USD	206,135	0
State Street Bank & Trust Co.	4/5/2016	THB	819,000	USD	22,963	0
State Street Bank & Trust Co.	4/5/2016	THB	1,699,931	USD	47,697	35
Bank of Montreal	4/5/2016	TRY	23,000	USD	7,706	32
JP Morgan & Chase Co.	4/5/2016	TRY	460,846	USD	154,388	619
State Street Bank & Trust Co.	4/5/2016	TRY	296,800	USD	99,438	406
State Street Bank & Trust Co.	4/5/2016	TRY	39,000	USD	13,064	51
The Bank of Nova Scotia	4/5/2016	TRY	23,700	USD	7,944	36
JP Morgan & Chase Co.	4/5/2016	USD	8,773	QAR	32,000	8
State Street Bank & Trust Co.	4/5/2016	USD	8,566	AUD	12,000	(16)
State Street Bank & Trust Co.	4/5/2016	USD	16,401	AUD	23,000	(14)
State Street Bank & Trust Co.	4/5/2016	USD	106,600	BRL	428,000	(1,087)
State Street Bank & Trust Co.	4/5/2016	USD	474,751	JPY	53,523,000	539
State Street Bank & Trust Co.	4/5/2016	USD	15,219	RUB	1,151,000	(88)
The Bank of New York Mellon	4/5/2016	USD	12,794	AED	47,000	1
The Bank of New York Mellon	4/5/2016	USD	11,800	QAR	43,000	(1)
JP Morgan & Chase Co.	4/5/2016	ZAR	1,624,732	USD	102,246	617
State Street Bank & Trust Co.	4/5/2016	ZAR	307,000	USD	19,309	106
State Street Bank & Trust Co.	4/5/2016	ZAR	2,266,000	USD	142,610	870
The Bank of New York Mellon	4/5/2016	ZAR	8,103,540	USD	509,987	3,102
Bank of Montreal	4/6/2016	INR	1,292,500	USD	18,816	74

JP Morgan & Chase Co.	4/6/2016	INR	23,679,246	USD	344,065	696
State Street Bank & Trust Co.	4/6/2016	INR	25,041,511	USD	364,187	1,065
State Street Bank & Trust Co.	4/6/2016	INR	353,000	USD	5,133	14
State Street Bank & Trust Co.	4/6/2016	USD	16,129	INR	1,109,000	(47)
Bank of Montreal	4/7/2016	TWD	1,310,500	USD	39,366	(78)
JP Morgan & Chase Co.	4/7/2016	TWD	22,001,297	USD	659,215	(2,999)
State Street Bank & Trust Co.	4/7/2016	TWD	3,365,000	USD	100,921	(362)
State Street Bank & Trust Co.	4/7/2016	TWD	30,135,650	USD	903,374	(3,675)

Total net unrealized depreciation						$(868,034)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 29, 2016.

Currency Abbreviations

AED     Arab Emirates Dirham

AUD     Australian Dollar

BRL     Brazilian Real

CAD     Canadian Dollar

CHF     Swiss Franc

CLP     Chilean Peso

COP     Colombian Peso

CZK     Czech Kronua

DKK     Danish Krone

EGP     Egyptian Pound

EUR     Euro

GBP     Pound Sterling

HKD     Hong Kong Dollar

HUF     Hungarian Forint

IDR     Indonesian Rupiah

ILS     Israeli New Sheqel

INR     Indian Rupee

JPY     Japanese Yen

KRW     South Korean Won

MXN     Mexican Peso

MYR     Malaysian Ringgit

NOK     Norwegian Krone

NZD     New Zealand Dollar

PHP     Phillippine Peso

PLN     Polish Zloty

QAR     Qatari Rial

RUB     Russian Ruble

SEK     Swedish Krona

SGD     Singapore Dollar

THB     Thai Baht

TRY     Turkish New Lira

TWD     New Taiwan Dollar

USD     U.S. Dollar

ZAR     South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks (h)	$65,066,805	$—	$6,443	$65,073,248
Preferred Stocks (h)	629,959	—	—	629,959
Rights (h)	226	—	—	226
Short-Term Investments	1,512,835	—	—	1,512,835
Derivatives (i)
Forward Foreign Currency Exchange Contracts	—	539,231	—	539,231

Total	$67,209,825	$539,231	$6,443	$67,755,499

	Level 1	Level 2	Level 3	Total
Liabilities
Derivatives (i)
Forward Foreign Currency Exchange Contracts	$—	$(1,407,265)	$—	$(1,407,265)

Total	$—	$(1,407,265)	$—	$(1,407,265)

During the period ended February 29, 2016, the amount of transfers between Level 1 and Level 3 was $3,398 and between Level 3 and Level 1 was $15,356. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

(h)	See Schedule of investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF

February 29, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.9%
Australia - 21.0%
AGL Energy Ltd.	977	$12,789
Alumina Ltd.	3,553	3,411
Amcor Ltd.	1,467	14,670
AMP Ltd.	3,585	13,613
APA Group (a)	1,560	9,709
Aristocrat Leisure Ltd.	537	3,833
Asciano Ltd.	932	5,900
ASX Ltd.	229	6,870
Aurizon Holdings Ltd.	2,877	8,358
AusNet Services	3,708	3,877
Australia & New Zealand Banking Group Ltd.	3,268	52,249
Bank of Queensland Ltd.	362	2,726
Bendigo and Adelaide Bank Ltd.	502	3,067
BHP Billiton Ltd.	3,673	40,818
Boral Ltd.	847	3,531
Brambles Ltd.	2,015	17,963
Caltex Australia Ltd.	252	6,572
CIMIC Group Ltd.	165	3,717
Coca-Cola Amatil Ltd.	919	5,582
Cochlear Ltd.	66	4,828
Commonwealth Bank of Australia	1,941	97,171
Computershare Ltd.	583	3,787
Crown Resorts Ltd.	359	2,977
CSL Ltd.	540	39,591
Dexus Property Group REIT	1,160	6,234
Flight Centre Travel Group Ltd. (b)	50	1,477
Fortescue Metals Group Ltd. (b)	2,159	3,144
Goodman Group REIT	1,994	9,237
GPT Group REIT	2,295	8,059
Harvey Norman Holdings Ltd. (b)	996	3,398
Healthscope Ltd.	2,271	4,020
Iluka Resources Ltd.	527	2,531
Incitec Pivot Ltd.	1,866	3,876
Insurance Australia Group Ltd.	2,905	10,720
LendLease Group (a)	645	5,999
Macquarie Group Ltd.	350	16,053
Medibank Pvt Ltd.	4,168	7,497
Mirvac Group REIT	4,045	5,283
National Australia Bank Ltd.	2,985	51,538
Newcrest Mining Ltd.*	976	12,191
Oil Search Ltd.	1,054	5,025
Orica Ltd.	473	4,811
Origin Energy Ltd.	1,835	5,802
Platinum Asset Management Ltd. (b)	119	505
Qantas Airways Ltd.*	782	2,154
QBE Insurance Group Ltd.	1,788	13,489
Ramsay Health Care Ltd.	181	8,558
REA Group Ltd.	40	1,483
Santos Ltd.	1,653	3,905
Scentre Group REIT	6,757	21,076
Seek Ltd.	414	4,586
Sonic Healthcare Ltd.	558	7,320
South32 Ltd.*	6,452	5,756
Stockland REIT	2,901	8,634
Suncorp Group Ltd.	1,567	12,527
Sydney Airport (a)	1,486	6,841
Tabcorp Holdings Ltd.	621	1,906
Tatts Group Ltd.	1,543	4,284
Telstra Corp. Ltd.	4,964	18,601
TPG Telecom Ltd.	425	3,185
Transurban Group (a)	2,578	20,885
Treasury Wine Estates Ltd.	995	6,853
Vicinity Centres REIT	4,498	9,985
Wesfarmers Ltd. (b)	1,271	35,462
Westfield Corp. REIT	2,515	17,951
Westpac Banking Corp.	3,761	77,177
Woodside Petroleum Ltd.	762	13,787
Woolworths Ltd.	1,447	23,651

		865,065

China - 17.6%
58.com, Inc., ADR*	46	2,438
AAC Technologies Holdings, Inc.	949	6,582
Agricultural Bank of China Ltd., Class H	30,466	10,027
Air China Ltd., Class H	999	592
Alibaba Group Holding Ltd., ADR*	569	39,153
Aluminum Corp. of China Ltd., Class H*	6,674	2,282
Anhui Conch Cement Co. Ltd., Class H	1,838	3,649
Anta Sports Products Ltd.	1,935	4,374

AviChina Industry & Technology Co. Ltd., Class H	3,428	2,340
Baidu, Inc., ADR*(b)	158	27,400
Bank of China Ltd., Class H	79,629	29,792
Bank of Communications Co. Ltd., Class H	5,494	3,136
Beijing Capital International Airport Co. Ltd., Class H	3,649	3,176
Belle International Holdings Ltd.	8,470	5,510
Byd Co. Ltd., Class H*	682	3,385
CAR, Inc.*	539	615
CGN Power Co. Ltd., Class H, 144A	9,839	2,834
China Cinda Asset Management Co. Ltd., Class H	8,594	2,574
China CITIC Bank Corp. Ltd., Class H*	4,994	2,754
China Communications Construction Co. Ltd., Class H	5,985	5,386
China Communications Services Corp. Ltd., Class H	1,595	642
China Conch Venture Holdings Ltd.	1,147	1,793
China Construction Bank Corp., Class H	85,183	49,830
China COSCO Holdings Co. Ltd., Class H*	5,370	1,837
China Everbright Bank Co. Ltd., Class H	7,471	2,968
China Galaxy Securities Co. Ltd., Class H	3,490	2,454
China Huishan Dairy Holdings Co. Ltd.	9,795	3,677
China International Marine Containers Group Co. Ltd., Class H	996	1,427
China Life Insurance Co. Ltd., Class H	7,345	15,978
China Longyuan Power Group Corp. Ltd., Class H	5,985	3,278
China Medical System Holdings Ltd.	1,516	1,903
China Mengniu Dairy Co. Ltd.	3,986	5,729
China Merchants Bank Co. Ltd., Class H	4,369	8,179
China Minsheng Banking Corp. Ltd., Class H	8,282	6,793
China National Building Material Co. Ltd., Class H	729	322
China Oilfield Services Ltd., Class H	2,749	2,022
China Pacific Insurance Group Co. Ltd., Class H	3,314	10,716
China Petroleum & Chemical Corp., Class H	32,269	17,964
China Railway Construction Corp. Ltd., Class H	2,892	2,740
China Railway Group Ltd., Class H	2,994	1,890
China Shenhua Energy Co. Ltd., Class H	3,984	5,593
China Shipping Container Lines Co. Ltd., Class H*	591	114
China Southern Airlines Co. Ltd., Class H	1,598	896
China Telecom Corp. Ltd., Class H	12,821	6,148
China Vanke Co. Ltd., Class H	2,016	4,541
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,152	539
CITIC Securities Co. Ltd., Class H	1,904	3,662
CNOOC Ltd.	16,082	16,458
Country Garden Holdings Co. Ltd.	9,162	3,334
CRRC Corp. Ltd., Class H	4,123	3,764
CSPC Pharmaceutical Group Ltd.	4,786	3,809
Ctrip.com International, Ltd., ADR*(b)	185	7,570
Dalian Wanda Commercial Properties Co. Ltd., Class H, 144A	448	1,837
Datang International Power Generation Co. Ltd., Class H	2,606	680
Dongfeng Motor Group Co. Ltd., Class H	3,989	4,652
ENN Energy Holdings Ltd.	1,361	6,221
Evergrande Real Estate Group Ltd.	5,178	3,382
Fosun International Ltd.	3,450	4,436
Geely Automobile Holdings Ltd.	7,979	2,954
GF Securities Co. Ltd., Class H*	1,262	2,327
GOME Electrical Appliances Holding Ltd.	9,181	1,216
Great Wall Motor Co. Ltd., Class H	4,599	3,305

Guangzhou Automobile Group Co. Ltd., Class H	3,989	3,446
Guangzhou R&F Properties Co. Ltd., Class H	1,831	2,161
Haitian International Holdings Ltd.	797	1,064
Haitong Securities Co. Ltd., Class H	2,948	4,290
Hengan International Group Co. Ltd.	1,180	9,338
Huadian Power International Corp. Ltd., Class H	3,194	1,733
Huaneng Power International, Inc., Class H	5,188	4,035
Huaneng Renewables Corp. Ltd., Class H	999	231
Huatai Securities Co. Ltd., Class H, 144A*	922	1,735
Industrial & Commercial Bank of China Ltd., Class H	85,878	42,398
JD.com, Inc., ADR*(b)	184	4,731
Jiangsu Expressway Co. Ltd., Class H	2,916	3,427
Jiangxi Copper Co. Ltd., Class H	1,303	1,359
Kingsoft Corp. Ltd.	871	1,722
Lenovo Group Ltd.	8,633	7,203
Longfor Properties Co. Ltd.	2,760	3,389
Luye Pharma Group Ltd.*	1,693	1,360
NetEase, Inc., ADR	51	6,865
New China Life Insurance Co. Ltd., Class H	902	2,609
New Oriental Education & Technology Group, Inc., ADR	100	3,113
People’s Insurance Co. (Group) of China Ltd., Class H	9,291	3,357
PetroChina Co. Ltd., Class H	23,225	14,900
PICC Property & Casualty Co. Ltd., Class H	3,989	6,021
Ping An Insurance Group Co. of China Ltd., Class H	5,781	24,453
Qihoo 360 Technology Co. Ltd., ADR*	48	3,450
Semiconductor Manufacturing International Corp.*	25,455	2,095
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	4,184	2,690
Shanghai Electric Group Co. Ltd., Class H (b)	5,038	2,157
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	538	1,246
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,294	2,329
Shenzhou International Group Holdings Ltd.	1,095	5,603
Sihuan Pharmaceutical Holdings Group Ltd.	5,410	1,384
Sino-Ocean Land Holdings Ltd.	2,154	942
Sinopec Engineering Group Co. Ltd., Class H	3,844	2,777
Sinopec Shanghai Petrochemical Co. Ltd., Class H*	6,886	2,922
Sinopharm Group Co. Ltd., Class H	1,430	5,221
Sinotrans Ltd., Class H	2,332	869
Soho China Ltd.	4,738	2,126
SouFun Holdings Ltd., ADR	148	789
Sunac China Holdings Ltd.	3,144	2,021
Tencent Holdings Ltd.	5,927	108,130
Tingyi Cayman Islands Holding Corp.	2,179	2,054
TravelSky Technology Ltd., Class H	896	1,350
Tsingtao Brewery Co. Ltd., Class H	1,376	4,971
Vipshop Holdings Ltd., ADR*(b)	248	2,755
Want Want China Holdings Ltd.	12,257	8,116
Weichai Power Co. Ltd., Class H	1,995	1,819
Yangzijiang Shipbuilding Holdings Ltd.	3,202	2,061
Yanzhou Coal Mining Co. Ltd., Class H	315	134
YY, Inc., ADR*	15	781
Zhejiang Expressway Co. Ltd., Class H	2,981	2,641
Zhuzhou CSR Times Electric Co. Ltd., Class H	755	3,693
Zijin Mining Group Co. Ltd., Class H	12,101	3,625
ZTE Corp., Class H	1,127	1,837

		725,107

Hong Kong - 14.2%
AIA Group Ltd.	13,910	70,998
Alibaba Health Information Technology Ltd.*	3,194	1,692
Alibaba Pictures Group Ltd.*	10,318	2,136
ASM Pacific Technology Ltd.	428	3,431
Bank of East Asia Ltd. (The)	1,041	3,313
Beijing Enterprises Holdings Ltd.	1,117	5,191
Beijing Enterprises Water Group Ltd.*(b)	7,105	3,727
BOC Hong Kong (Holdings) Ltd.	3,985	10,349
Brilliance China Automotive Holdings Ltd.	3,989	3,252
Cathay Pacific Airways Ltd.	1,088	1,735
Cheung Kong Infrastructure Holdings Ltd.	670	6,835
Cheung Kong Property Holdings Ltd.	3,431	17,556
China Everbright International Ltd.	3,940	4,189
China Everbright Ltd.	1,132	2,087
China Gas Holdings Ltd.	3,631	4,836
China Jinmao Holdings Group Ltd.	7,239	1,806
China Merchants Holdings International Co. Ltd.	1,911	5,295
China Mobile Ltd.	7,574	80,044
China Overseas Land & Investment Ltd.	4,753	14,116
China Power International Development Ltd.	1,998	835
China Resources Beer Holdings Co. Ltd.	812	1,315
China Resources Gas Group Ltd.	1,987	5,186
China Resources Land Ltd.	2,392	5,708
China Resources Power Holdings Co. Ltd.	3,591	5,808
China State Construction International Holdings Ltd.	2,715	4,168
China Taiping Insurance Holdings Co. Ltd.*	1,485	2,864
China Unicom (Hong Kong) Ltd.	4,911	5,594
CITIC Ltd.	3,995	5,434
CK Hutchison Holdings Ltd.	3,123	37,722
CLP Holdings Ltd.	2,067	18,018
Far East Horizon Ltd.	2,992	2,212
First Pacific Co. Ltd.	1,995	1,383
Galaxy Entertainment Group Ltd.	2,689	9,023
GCL-Poly Energy Holdings Ltd. (b)	7,983	1,160
Guangdong Investment Ltd.	5,980	7,265
Haier Electronics Group Co. Ltd.	1,424	2,127
Hanergy Thin Film Power Group Ltd.*	36,273	845
Hang Lung Properties Ltd.	2,789	4,891
Hang Seng Bank Ltd.	919	15,525
Henderson Land Development Co. Ltd.	1,383	7,468
HKT Trust and HKT Ltd. (a)	2,822	3,904
Hong Kong and China Gas Co. Ltd.	7,590	13,349
Hong Kong Exchanges & Clearing Ltd.	1,317	28,599
Hysan Development Co. Ltd.	842	3,334
Jardine Matheson Holdings Ltd.	100	5,822
Kerry Properties Ltd.	848	1,991
Kunlun Energy Co. Ltd.	5,649	4,038
Li & Fung Ltd.	7,063	3,986
Link REIT (The) REIT	2,701	15,227
MTR Corp. Ltd.	1,587	7,335
New World China Land Ltd.	4,707	4,490
New World Development Co. Ltd.	6,296	5,278
Nine Dragons Paper Holdings Ltd.	1,376	918
Noble Group Ltd.	6,852	1,681
NWS Holdings Ltd.	1,208	1,715
PCCW Ltd.	3,018	1,917
Power Assets Holdings Ltd.	1,683	15,947
Shangri-La Asia Ltd.	792	750
Shimao Property Holdings Ltd.	1,407	1,820
Sino Biopharmaceutical Ltd.	8,450	6,182
Sino Land Co. Ltd.	3,678	5,107
SJM Holdings Ltd.	5,017	3,057
Sun Art Retail Group Ltd.	5,586	3,375
Sun Hung Kai Properties Ltd.	1,989	22,209
Swire Pacific Ltd., Class A	598	5,828
Swire Properties Ltd.	1,236	3,178
Techtronic Industries Co. Ltd.	1,639	6,258
WH Group Ltd., 144A*	7,840	4,556
Wharf Holdings Ltd. (The)	1,607	8,068
Wheelock & Co. Ltd.	1,194	4,713
Yue Yuen Industrial (Holdings) Ltd.	912	3,242
Yuexiu Property Co. Ltd.	14,026	1,966

		586,979

India - 5.1%
Axis Bank Ltd. GDR	500	14,200
Dr. Reddy’s Laboratories Ltd., ADR (b)	319	14,030
ICICI Bank Ltd., ADR	8,176	46,358
Infosys Ltd., ADR	1,193	20,066
Larsen & Toubro Ltd., GDR	1,512	23,889
Reliance Industries Ltd., GDR, 144A	1,874	53,034
Tata Motors Ltd., ADR*	869	19,318
Wipro Ltd., ADR	1,687	18,861

		209,756

Indonesia - 2.9%
PT Astra Agro Lestari Tbk	1,495	1,660
PT Astra International Tbk	24,446	12,431
PT Bank Central Asia Tbk	14,958	15,073
PT Bank Danamon Indonesia Tbk	3,768	1,134
PT Bank Mandiri Persero Tbk	9,676	6,910
PT Bank Negara Indonesia Persero Tbk	7,269	2,759
PT Bank Rakyat Indonesia Persero Tbk	11,584	9,594
PT Bumi Serpong Damai Tbk	8,508	1,072
PT Charoen Pokphand Indonesia Tbk	6,432	1,626
PT Global Mediacom Tbk	13,964	914
PT Gudang Garam Tbk	598	2,849
PT Indocement Tunggal Prakarsa Tbk	2,995	4,485
PT Indofood CBP Sukses Makmur Tbk	2,765	3,257
PT Indofood Sukses Makmur Tbk	4,019	2,119
PT Jasa Marga Persero Tbk	7,119	2,822
PT Kalbe Farma Tbk	24,613	2,393
PT Lippo Karawaci Tbk	29,202	2,238
PT Matahari Department Store Tbk	3,697	5,108
PT Media Nusantara Citra Tbk	3,705	515
PT Perusahaan Gas Negara Persero Tbk	16,323	3,217
PT Semen Indonesia Persero Tbk	5,760	4,415
PT Summarecon Agung Tbk	7,040	840
PT Surya Citra Media Tbk	6,407	1,389
PT Telekomunikasi Indonesia Persero Tbk	65,709	15,970
PT Tower Bersama Infrastructure Tbk*	5,466	2,361
PT Unilever Indonesia Tbk	2,866	9,543
PT United Tractors Tbk	1,187	1,378
PT XL Axiata Tbk*	7,701	2,246

		120,318

Ireland - 0.2%
James Hardie Industries PLC CDI	522	6,673

Macau - 0.3%
MGM China Holdings Ltd.	1,211	1,386
Sands China Ltd.	2,799	9,752
Wynn Macau Ltd.	1,914	2,205

		13,343

Malaysia - 3.5%
Alliance Financial Group Bhd	2,976	2,583
AMMB Holdings Bhd	3,100	3,192
Axiata Group Bhd	700	985
Berjaya Sports Toto Bhd	3,495	2,660
British American Tobacco Malaysia Bhd	450	5,995
CIMB Group Holdings Bhd	1,050	1,129
Dialog Group Bhd	500	187
DiGi.Com Bhd	6,502	7,623
Felda Global Ventures Holdings Bhd	4,427	1,611
Gamuda Bhd	400	422
Genting Malaysia Bhd	7,353	7,222
Hartalega Holdings Bhd	700	816
Hong Leong Bank Bhd	1,951	6,096
Hong Leong Financial Group Bhd	1,125	3,740
IHH Healthcare Bhd	4,676	7,117
IOI Properties Group Bhd	2,900	1,414
Kuala Lumpur Kepong Bhd	800	4,528
Lafarge Malaysia Bhd	1,200	2,591
Malayan Banking Bhd	7,327	14,828
Malaysia Airports Holdings Bhd	2,525	3,513
Maxis Bhd	4,101	5,969
MISC Bhd	1,725	3,589
Petronas Dagangan Bhd	500	2,937
Petronas Gas Bhd	1,675	8,779

Public Bank Bhd	3,726	16,375
Sime Darby Bhd	5,828	10,353
Telekom Malaysia Bhd	3,051	4,789
Tenaga Nasional Bhd	1,000	3,120
UMW Holdings Bhd	2,676	4,506
Westports Holdings Bhd	1,300	1,246
YTL Power International Bhd	8,031	2,788

		142,703

New Zealand - 0.8%
Auckland International Airport Ltd.	1,853	7,448
Contact Energy Ltd.	1,964	5,797
Fletcher Building Ltd.	1,088	5,126
Meridian Energy Ltd.	597	976
Mighty River Power Ltd.	2,149	3,738
Ryman Healthcare Ltd.	865	4,571
Spark New Zealand Ltd.	1,751	3,969

		31,625

Philippines - 1.9%
Aboitiz Equity Ventures, Inc.	6,597	7,908
Aboitiz Power Corp.	3,150	2,845
Ayala Corp.	245	3,550
Ayala Land, Inc.	6,426	4,433
Bank of the Philippine Islands	2,858	5,034
BDO Unibank, Inc.	1,350	2,811
DMCI Holdings Inc.	6,200	1,669
Energy Development Corp.	18,100	2,170
Globe Telecom, Inc.	155	5,763
GT Capital Holdings, Inc.	100	2,747
International Container Terminal Services, Inc.	2,333	3,042
JG Summit Holdings, Inc.	2,220	3,123
Jollibee Foods Corp.	1,388	6,393
Metropolitan Bank & Trust Company	310	493
Philippine Long Distance Telephone Co.	155	5,965
SM Investments Corp.	115	1,983
SM Prime Holdings, Inc.	18,657	8,122
Universal Robina Corp.	2,130	8,869

		76,920

Singapore - 4.1%
Ascendas Real Estate Investment Trust REIT	2,750	4,733
CapitaLand Commercial Trust REIT	2,850	2,899
CapitaLand Ltd.	4,051	8,586
CapitaLand Mall Trust REIT	2,901	4,519
City Developments Ltd.	950	4,804
ComfortDelGro Corp. Ltd.	1,800	3,853
DBS Group Holdings Ltd.	1,900	18,351
Genting Singapore PLC	6,003	3,224
Global Logistic Properties Ltd.	5,101	6,385
Golden Agri-Resources Ltd.	14,203	3,738
Hutchison Port Holdings Trust, Class U	6,852	3,220
Jardine Cycle & Carriage Ltd.	200	5,484
Keppel Corp. Ltd.	2,000	7,368
Oversea-Chinese Banking Corp. Ltd.	2,850	16,358
Sembcorp Industries Ltd.	950	1,811
Sembcorp Marine Ltd.	950	1,034
Singapore Airlines Ltd.	300	2,482
Singapore Exchange Ltd.	1,050	5,422
Singapore Press Holdings Ltd. (b)	1,050	2,778
Singapore Technologies Engineering Ltd.	2,550	5,423
Singapore Telecommunications Ltd.	8,903	23,619
StarHub Ltd.	600	1,455
Suntec Real Estate Investment Trust REIT	800	950
United Overseas Bank Ltd.	1,600	19,516
UOL Group Ltd.	850	3,422
Wilmar International Ltd.	2,850	6,304

		167,738

South Korea - 13.6%
Amorepacific Corp.	44	13,075
AMOREPACIFIC Group	50	5,721
BGF Retail Co. Ltd.	14	1,840
BNK Financial Group, Inc.	344	2,395
Celltrion, Inc.*	99	8,005
Cheil Worldwide, Inc.	178	2,440
CJ CheilJedang Corp.	8	2,342
CJ Corp.	20	3,849
CJ E&M Corp.	21	1,265

CJ Korea Express Corp.*	3	474
Coway Co. Ltd.	69	5,440
Daelim Industrial Co. Ltd.	4	260
Daewoo Securities Co. Ltd.	336	2,171
DGB Financial Group, Inc.	332	2,228
Dongbu Insurance Co. Ltd.	76	4,148
Dongsuh Cos., Inc.	48	1,145
E-MART, Inc.	40	5,693
GS Engineering & Construction Corp.*	91	1,847
GS Retail Co. Ltd.	26	1,072
Hana Financial Group, Inc.	421	7,098
Hankook Tire Co. Ltd.	77	3,325
Hanmi Pharm. Co. Ltd.	6	3,168
Hanmi Science Co. Ltd.	17	2,028
Hanon Systems	180	1,447
Hanssem Co. Ltd.	11	2,268
Hanwha Chemical Corp.	205	3,970
Hanwha Corp.	89	2,440
Hanwha Life Insurance Co. Ltd.	260	1,287
Hotel Shilla Co. Ltd.	38	1,948
Hyosung Corp.	35	3,538
Hyundai Department Store Co. Ltd.	14	1,534
Hyundai Development Co.-Engineering & Construction	41	1,306
Hyundai Engineering & Construction Co. Ltd.	42	1,291
Hyundai Glovis Co. Ltd.	23	3,580
Hyundai Marine & Fire Insurance Co. Ltd.	127	3,158
Hyundai Mobis Co. Ltd.	74	14,899
Hyundai Motor Co.	161	19,202
Hyundai Steel Co.	164	7,373
Hyundai Wia Corp.	18	1,594
Industrial Bank of Korea	438	4,126
Kakao Corp.	32	2,456
Kangwon Land, Inc.	130	4,336
KB Financial Group, Inc.	475	11,407
KCC Corp.	3	1,035
KEPCO Plant Service & Engineering Co. Ltd.*	34	1,957
Kia Motors Corp.	316	11,779
Korea Aerospace Industries Ltd.	75	4,294
Korea Electric Power Corp.	334	15,853
Korea Investment Holdings Co. Ltd.*	44	1,478
Korea Zinc Co. Ltd.	18	6,499
KT Corp.	80	1,869
KT&G Corp.	149	12,831
Kumho Petrochemical Co. Ltd.	28	1,392
LG Chem Ltd.	61	14,797
LG Corp.	83	4,819
LG Display Co. Ltd.	222	4,398
LG Electronics, Inc.	108	5,668
LG Household & Health Care Ltd.	14	9,826
LG Uplus Corp.	452	3,892
Lotte Chemical Corp.	26	6,717
Mirae Asset Securities Co. Ltd.*	72	1,150
NAVER Corp.	35	16,188
NCSoft Corp.	25	4,852
NH Investment & Securities Co. Ltd.	269	2,127
OCI Co. Ltd.*	17	1,255
Orion Corp.	5	3,707
Paradise Co. Ltd.	97	1,149
POSCO	106	17,014
S-1 Corp.	33	2,450
Samsung C&T Corp.	96	11,993
Samsung Card Co. Ltd.	64	1,848
Samsung Electro-Mechanics Co. Ltd.	57	2,498
Samsung Electronics Co. Ltd.	125	119,067
Samsung Fire & Marine Insurance Co. Ltd.	49	12,005
Samsung Heavy Industries Co. Ltd.*	15	127
Samsung Life Insurance Co. Ltd.	118	10,687
Samsung SDI Co. Ltd.	47	3,797
Samsung SDS Co. Ltd.	35	5,250
Samsung Securities Co. Ltd.	99	3,126
Shinhan Financial Group Co. Ltd.	542	16,632
Shinsegae Co. Ltd.	6	1,031
SK Holdings Co. Ltd.	33	6,618
SK Hynix, Inc.	673	16,326
SK Innovation Co. Ltd.	50	5,862
SK Telecom Co. Ltd.	23	4,343
S-Oil Corp.	22	1,405
Woori Bank	499	3,514
Yuhan Corp.	9	1,881

		561,195

Taiwan - 11.7%
Acer, Inc.*	5,939	2,118
Advanced Semiconductor Engineering, Inc.	9,168	10,470
Advantech Co. Ltd.	465	3,218
Asia Cement Corp.	1,931	1,604
Asia Pacific Telecom Co. Ltd.*	4,563	1,552
Asustek Computer, Inc.	891	7,333
AU Optronics Corp.	17,324	4,697
Catcher Technology Co. Ltd.	1,011	7,910
Cathay Financial Holding Co. Ltd.	9,039	10,145
Cheng Shin Rubber Industry Co. Ltd.	2,077	3,644
Chicony Electronics Co. Ltd.	673	1,468
China Life Insurance Co. Ltd.	2,018	1,403
China Steel Corp.	13,384	8,297
Chunghwa Telecom Co. Ltd.	4,597	14,456
Compal Electronics, Inc.	6,712	3,938
CTBC Financial Holding Co. Ltd.	17,368	8,467
Delta Electronics, Inc.	2,728	11,041
E.Sun Financial Holding Co. Ltd.	4,477	2,317
Eclat Textile Co. Ltd.	251	3,172
EVA Airways Corp.*	511	274
Far Eastern New Century Corp.	2,308	1,757
Far EasTone Telecommunications Co. Ltd.	1,879	3,930
Feng Tay Enterprise Co. Ltd.	489	2,656
First Financial Holding Co. Ltd.	2,435	1,136
Formosa Chemicals & Fibre Corp.	4,670	10,511
Formosa Petrochemical Corp.	70	178
Formosa Plastics Corp.	5,494	13,060
Formosa Taffeta Co. Ltd.	499	455
Foxconn Technology Co. Ltd.	1,874	3,694
Fubon Financial Holding Co. Ltd.	8,250	9,794
Giant Manufacturing Co. Ltd.	382	2,437
Hermes Microvision, Inc.	56	1,392
Hiwin Technologies Corp.	11	44
Hon Hai Precision Industry Co. Ltd.	18,024	42,305
Hotai Motor Co. Ltd.	301	3,120
HTC Corp.	1,975	4,772
Innolux Corp.	14,893	4,329
Inotera Memories, Inc.*	3,579	3,069
Inventec Corp.	3,804	2,724
Largan Precision Co. Ltd.	144	10,985
Lite-On Technology Corp.	2,210	2,550
MediaTek, Inc.	1,885	13,386
Mega Financial Holding Co. Ltd.	7,497	4,941
Merida Industry Co. Ltd.	318	1,454
Nan Ya Plastics Corp.	7,578	14,549
Novatek Microelectronics Corp.	644	2,674
OBI Pharma, Inc.*	124	1,728
Pegatron Corp.	2,694	6,404
Phison Electronics Corp.	152	1,185
Pou Chen Corp.	3,132	3,888
Powertech Technology, Inc.	915	1,991
President Chain Store Corp.	702	4,764
Quanta Computer, Inc.	3,630	6,139
Radiant Opto-Electronics Corp.	633	1,253
Realtek Semiconductor Corp.	468	1,182
Ruentex Industries Ltd.	537	949
Siliconware Precision Industries Co. Ltd.	3,908	6,033
Simplo Technology Co. Ltd.	392	1,262
SinoPac Financial Holdings Co. Ltd.	1,183	325
Standard Foods Corp.	348	865
Synnex Technology International Corp.	1,507	1,537
Taishin Financial Holding Co. Ltd.	1,929	639
Taiwan Cement Corp.	3,114	2,811
Taiwan Fertilizer Co. Ltd.	692	933
Taiwan Mobile Co. Ltd.	1,959	6,042
Taiwan Semiconductor Manufacturing Co. Ltd.	29,238	131,092
Transcend Information, Inc.	266	812
Uni-President Enterprises Corp.	5,741	9,899
United Microelectronics Corp.	22,001	8,838
Vanguard International Semiconductor Corp.	1,070	1,645
Wistron Corp.	4,534	2,701
WPG Holdings Ltd.	2,379	2,430
Yuanta Financial Holding Co. Ltd.	4,384	1,412
Yulon Motor Co. Ltd.	1,013	899
Zhen Ding Technology Holding Ltd.	498	1,077

		480,161

Thailand - 1.7%
Indorama Ventures PCL, NVDR	8,126	4,903
IRPC PCL, NVDR	22,183	2,727
Kasikornbank PCL, NVDR	2,400	11,485
Krung Thai Bank PCL, NVDR	36,104	17,935
PTT Exploration & Production PCL, NVDR	3,600	6,845
PTT PCL, NVDR	1,225	8,939
Siam Commercial Bank PCL, NVDR	3,300	12,828
Thai Oil PCL, NVDR	2,251	4,012

		69,674

United Kingdom - 0.3%
Rio Tinto Ltd.	502	14,432

TOTAL COMMON STOCKS
(Cost $4,991,196)		4,071,689

PREFERRED STOCKS - 0.6%
South Korea - 0.6%
Amorepacific Corp.	9	1,634
Hyundai Motor Co.	10	821
Hyundai Motor Co. - 2nd Preferred	27	2,249
LG Chem Ltd.	17	2,763
Samsung Electronics Co. Ltd.	22	17,540

		25,007

TOTAL PREFERRED STOCKS
(Cost $27,123)		25,007

SECURITIES LENDING COLLATERAL - 2.7%
Daily Assets Fund “Capital Shares”, 0.42% (c)(d)
(Cost $113,169)	113,169	113,169

TOTAL INVESTMENTS - 102.2%
(Cost $5,131,488)†		$4,209,865
Other assets and liabilities, net - (2.2%)		(89,731)

NET ASSETS - 100.0%		$4,120,134

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.

†	The cost for federal income tax purposes was $5,196,339. At February 29, 2016, net unrealized depreciation for all securities based on tax cost was $986,474. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $172,023 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,158,497.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2016 amounted to $70,557, which is 1.7% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt

CDI: Chess Depositary Interest

GDR: Global Depositary Receipt

NVDR: Non Voting Depositary Receipt

REIT: Real Estate Investment Trust

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 29, 2016 the Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Total Investments excluding Securities Lending
Financials	1,436,151	35.1%
Information Technology	769,973	18.8
Industrials	350,383	8.6
Consumer Discretionary	296,158	7.2
Materials	269,523	6.6
Consumer Staples	241,191	5.9
Telecommunication Services	238,525	5.8
Energy	182,139	4.4
Utilities	176,476	4.3
Health Care	136,177	3.3

Total	4,096,696	100.0%

As of February 29, 2016, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
JP Morgan & Chase Co.	3/2/2016	HKD	19,275,703	USD	2,476,817	$(1,401)
State Street Bank & Trust Co.	3/2/2016	HKD	2,534,578	USD	325,943	80
The Bank of New York Mellon	3/2/2016	HKD	7,223,600	USD	928,943	227
The Bank of New York Mellon	3/2/2016	HKD	103,900	USD	13,362	4
JP Morgan & Chase Co.	3/2/2016	USD	2,478,823	HKD	19,275,703	(606)
State Street Bank & Trust Co.	3/2/2016	USD	123,941	HKD	964,578	72
State Street Bank & Trust Co.	3/2/2016	USD	201,754	HKD	1,570,000	97
The Bank of New York Mellon	3/2/2016	USD	941,505	HKD	7,327,500	569
JP Morgan & Chase Co.	3/3/2016	AUD	2,182,801	USD	1,541,680	(16,062)
State Street Bank & Trust Co.	3/3/2016	AUD	5,800	USD	4,097	(42)
State Street Bank & Trust Co.	3/3/2016	AUD	921,093	USD	657,862	530
The Bank of New York Mellon	3/3/2016	AUD	17,300	USD	12,182	(164)

JP Morgan & Chase Co.	3/3/2016	IDR	2,543,408,000	USD	185,029	(5,078)
State Street Bank & Trust Co.	3/3/2016	IDR	950,238,000	USD	71,051	26
JP Morgan & Chase Co.	3/3/2016	INR	27,675,572	USD	405,756	1,550
State Street Bank & Trust Co.	3/3/2016	INR	14,154,134	USD	207,235	511
JP Morgan & Chase Co.	3/3/2016	MYR	1,185,000	USD	286,557	4,823
State Street Bank & Trust Co.	3/3/2016	MYR	587,443	USD	139,535	(130)
JP Morgan & Chase Co.	3/3/2016	NZD	89,782	USD	57,985	(1,161)
State Street Bank & Trust Co.	3/3/2016	NZD	37,000	USD	24,394	20
The Bank of New York Mellon	3/3/2016	NZD	650	USD	429	—
JP Morgan & Chase Co.	3/3/2016	PHP	5,459,000	USD	113,848	(939)
State Street Bank & Trust Co.	3/3/2016	PHP	2,019,949	USD	42,606	132
JP Morgan & Chase Co.	3/3/2016	SGD	714,437	USD	501,623	(6,480)
State Street Bank & Trust Co.	3/3/2016	SGD	430,258	USD	305,894	(103)
The Bank of New York Mellon	3/3/2016	SGD	58,400	USD	41,520	(14)
The Bank of New York Mellon	3/3/2016	SGD	800	USD	573	4
JP Morgan & Chase Co.	3/3/2016	THB	4,918,000	USD	137,472	(546)
State Street Bank & Trust Co.	3/3/2016	THB	2,598,887	USD	72,941	6
Bank of Montreal	3/3/2016	TWD	386,160	USD	11,583	(37)
JP Morgan & Chase Co.	3/3/2016	TWD	22,260,983	USD	664,091	(5,786)
State Street Bank & Trust Co.	3/3/2016	TWD	233,520	USD	7,000	(27)
State Street Bank & Trust Co.	3/3/2016	TWD	7,650,795	USD	230,030	(198)
Bank of Montreal	3/3/2016	USD	11,600	TWD	386,160	20
JP Morgan & Chase Co.	3/3/2016	USD	1,559,066	AUD	2,182,801	(1,324)
JP Morgan & Chase Co.	3/3/2016	USD	190,403	IDR	2,543,408,000	(296)
JP Morgan & Chase Co.	3/3/2016	USD	404,987	INR	27,675,572	(781)
JP Morgan & Chase Co.	3/3/2016	USD	281,814	MYR	1,185,000	(80)
JP Morgan & Chase Co.	3/3/2016	USD	59,194	NZD	89,782	(48)
JP Morgan & Chase Co.	3/3/2016	USD	115,149	PHP	5,459,000	(363)
JP Morgan & Chase Co.	3/3/2016	USD	507,936	SGD	714,437	168
JP Morgan & Chase Co.	3/3/2016	USD	138,010	THB	4,918,000	8
JP Morgan & Chase Co.	3/3/2016	USD	668,699	TWD	22,260,983	1,178
State Street Bank & Trust Co.	3/3/2016	USD	10,713	AUD	15,000	(9)
State Street Bank & Trust Co.	3/3/2016	USD	586,886	AUD	830,893	6,075
State Street Bank & Trust Co.	3/3/2016	USD	67,814	AUD	96,000	696
State Street Bank & Trust Co.	3/3/2016	USD	69,209	IDR	950,238,000	1,817
State Street Bank & Trust Co.	3/3/2016	USD	19,962	INR	1,361,000	(84)
State Street Bank & Trust Co.	3/3/2016	USD	5,000	INR	340,550	(26)
State Street Bank & Trust Co.	3/3/2016	USD	182,643	INR	12,452,584	(771)
State Street Bank & Trust Co.	3/3/2016	USD	8,232	MYR	34,000	(149)
State Street Bank & Trust Co.	3/3/2016	USD	134,005	MYR	553,443	(2,424)
State Street Bank & Trust Co.	3/3/2016	USD	23,897	NZD	37,000	478
State Street Bank & Trust Co.	3/3/2016	USD	5,927	PHP	284,000	45
State Street Bank & Trust Co.	3/3/2016	USD	36,226	PHP	1,735,949	276
State Street Bank & Trust Co.	3/3/2016	USD	284,549	SGD	405,258	3,668
State Street Bank & Trust Co.	3/3/2016	USD	17,557	SGD	25,000	223
State Street Bank & Trust Co.	3/3/2016	USD	72,829	THB	2,598,887	106
State Street Bank & Trust Co.	3/3/2016	USD	25,653	TWD	859,000	196
State Street Bank & Trust Co.	3/3/2016	USD	209,805	TWD	7,025,315	1,601
The Bank of New York Mellon	3/3/2016	USD	1,649	AUD	2,300	(7)

The Bank of New York Mellon	3/3/2016	USD	420	NZD	650	8
The Bank of New York Mellon	3/3/2016	USD	41,566	SGD	59,200	537
JP Morgan & Chase Co.	3/4/2016	KRW	1,272,775,880	USD	1,052,142	23,086
State Street Bank & Trust Co.	3/4/2016	KRW	19,246,400	USD	16,000	439
State Street Bank & Trust Co.	3/4/2016	KRW	5,440,000	USD	4,478	80
State Street Bank & Trust Co.	3/4/2016	KRW	526,954,590	USD	424,303	(1,747)
JP Morgan & Chase Co.	3/4/2016	USD	1,024,779	KRW	1,272,775,880	4,277
State Street Bank & Trust Co.	3/4/2016	USD	27,299	KRW	33,010,000	(610)
State Street Bank & Trust Co.	3/4/2016	USD	428,904	KRW	518,630,990	(9,584)
JP Morgan & Chase Co.	4/5/2016	AUD	2,182,801	USD	1,556,534	1,284
State Street Bank & Trust Co.	4/5/2016	AUD	15,000	USD	10,697	10
JP Morgan & Chase Co.	4/5/2016	HKD	19,275,703	USD	2,479,270	481
State Street Bank & Trust Co.	4/5/2016	HKD	168,000	USD	21,608	3
JP Morgan & Chase Co.	4/5/2016	IDR	2,543,408,000	USD	189,214	170
JP Morgan & Chase Co.	4/5/2016	KRW	1,272,775,880	USD	1,023,667	(4,507)
JP Morgan & Chase Co.	4/5/2016	MYR	1,185,000	USD	281,499	534
State Street Bank & Trust Co.	4/5/2016	MYR	21,000	USD	4,985	5
JP Morgan & Chase Co.	4/5/2016	NZD	89,782	USD	59,072	47
JP Morgan & Chase Co.	4/5/2016	PHP	5,459,000	USD	114,861	278
State Street Bank & Trust Co.	4/5/2016	PHP	323,000	USD	6,794	15
JP Morgan & Chase Co.	4/5/2016	SGD	714,437	USD	507,575	(157)
State Street Bank & Trust Co.	4/5/2016	SGD	10,000	USD	7,104	(3)
JP Morgan & Chase Co.	4/5/2016	THB	4,918,000	USD	137,890	—
State Street Bank & Trust Co.	4/5/2016	THB	210,000	USD	5,888	—
State Street Bank & Trust Co.	4/5/2016	USD	656,868	AUD	921,093	(588)
State Street Bank & Trust Co.	4/5/2016	USD	7,844	AUD	11,000	(7)
State Street Bank & Trust Co.	4/5/2016	USD	326,005	HKD	2,534,578	(68)
State Street Bank & Trust Co.	4/5/2016	USD	70,629	IDR	950,238,000	—
State Street Bank & Trust Co.	4/5/2016	USD	423,904	KRW	526,954,590	1,781
State Street Bank & Trust Co.	4/5/2016	USD	139,436	MYR	587,443	(152)
State Street Bank & Trust Co.	4/5/2016	USD	24,346	NZD	37,000	(22)
State Street Bank & Trust Co.	4/5/2016	USD	42,489	PHP	2,019,949	(91)
State Street Bank & Trust Co.	4/5/2016	USD	305,679	SGD	430,258	94
State Street Bank & Trust Co.	4/5/2016	USD	72,921	THB	2,598,887	(53)
The Bank of New York Mellon	4/5/2016	USD	929,116	HKD	7,223,600	(186)
The Bank of New York Mellon	4/5/2016	USD	428	NZD	650	—
The Bank of New York Mellon	4/5/2016	USD	41,492	SGD	58,400	11
JP Morgan & Chase Co.	4/6/2016	INR	27,675,572	USD	402,133	814
State Street Bank & Trust Co.	4/6/2016	INR	1,238,040	USD	18,000	47
State Street Bank & Trust Co.	4/6/2016	USD	9,642	INR	663,000	(28)
State Street Bank & Trust Co.	4/6/2016	USD	205,848	INR	14,154,134	(602)
Bank of Montreal	4/7/2016	TWD	386,160	USD	11,600	(23)
JP Morgan & Chase Co.	4/7/2016	TWD	22,260,983	USD	666,996	(3,035)
State Street Bank & Trust Co.	4/7/2016	TWD	957,000	USD	28,702	(103)
State Street Bank & Trust Co.	4/7/2016	USD	229,347	TWD	7,650,795	933

Total net unrealized depreciation						$(6,562)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 29, 2016.

Currency Abbreviations

AUD     Australian Dollar

HKD     Hong Kong Dollar

IDR     Indonesian Rupiah

INR     Indian Rupee

KRW     South Korean Won

MYR     Malaysian Ringgit

NZD     New Zealand Dollar

PHP     Phillippine Peso

SGD     Singapore Dollar

THB     Thai Baht

TWD     New Taiwan Dollar

USD     U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks (e)	$4,068,941	$—	$2,748	$4,071,689
Preferred Stocks	25,007	—	—	25,007
Short-Term Investments	113,169	—	—	113,169
Derivatives (f)
Forward Foreign Currency Exchange Contracts	—	60,140	—	60,140

Total	$4,207,117	$60,140	$2,748	$4,270,005

	Level 1	Level 2	Level 3	Total
Liabilities
Derivatives (f)
Forward Foreign Currency Exchange Contracts	$—	$(66,702)	$—	$(66,702)

Total	$—	$(66,702)	$—	$(66,702)

During the period ended February 29, 2016, the amount of transfers between Level 1 and Level 3 was $2,273 and between Level 3 and Level 1 was $11,437. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

(e)	See Schedule of investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Brazil Hedged Equity ETF

February 29, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 64.9%
Consumer Discretionary - 4.3%
B2W Cia Digital*	1,764	$5,074
Estacio Participacoes SA	4,333	13,769
Kroton Educacional SA	21,050	52,264
Lojas Americanas SA	2,373	7,097
Lojas Renner SA	9,762	43,759

		121,963

Consumer Staples - 20.2%
Ambev SA	72,002	316,299
BRF SA	9,901	126,735
Hypermarcas SA*	5,228	32,809
JBS SA	10,839	30,772
M Dias Branco SA	493	7,789
Natura Cosmeticos SA	2,607	17,256
Raia Drogasil SA	3,294	37,742

		569,402

Energy - 6.5%
Cosan SA Industria e Comercio	1,868	12,444
Petroleo Brasileiro SA*	45,526	83,330
Ultrapar Participacoes SA	5,608	87,774

		183,548

Financials - 13.0%
Banco Bradesco SA	11,558	66,978
Banco do Brasil SA	13,051	44,006
Banco Santander Brasil SA	6,295	23,436
BB Seguridade Participacoes SA	10,766	64,668
BM&F Bovespa SA	26,438	76,505
BR Malls Participacoes SA	6,659	22,321
CETIP SA - Mercados Organizados	3,427	32,345
Multiplan Empreendimentos Imobiliarios SA	1,248	14,610
Porto Seguro SA	1,736	10,216
Sul America SA	2,758	11,024

		366,109

Health Care - 0.7%
Odontoprev SA	3,969	10,032
Qualicorp SA	3,373	10,819

		20,851

Industrials - 5.6%
CCR SA	13,549	42,615
Embraer SA	10,093	75,907
Localiza Rent a Car SA	2,246	12,859
WEG SA	8,638	28,374

		159,755

Information Technology - 4.1%
Cielo SA	13,035	100,662
Totvs SA	1,873	14,693

		115,355

Materials - 5.9%
Cia Siderurgica Nacional SA	9,472	12,266
Duratex SA	4,634	7,016
Fibria Celulose SA	3,882	42,537
Klabin SA	8,545	45,752
Vale SA	19,734	58,039

		165,610

Telecommunication Services - 0.8%
Tim Participacoes SA	12,972	22,452

Utilities - 3.8%
Cia de Saneamento Basico do Estado de Sao Paulo	5,142	28,953
CPFL Energia SA*	3,074	12,784
EDP - Energias do Brasil SA	3,647	11,562
Equatorial Energia SA	2,696	25,707
Tractebel Energia SA	2,473	21,740
Transmissora Alianca de Energia Eletrica SA	1,477	6,937

		107,683

TOTAL COMMON STOCKS
(Cost $2,501,105)		1,832,728

PREFERRED STOCKS - 33.4%
Consumer Discretionary - 1.3%
Lojas Americanas SA	7,414	36,723

Consumer Staples - 0.9%
Cia Brasileira de Distribuicao	2,395	24,800

Energy - 2.7%
Petroleo Brasileiro SA*	59,953	76,741

Financials - 20.9%
Banco Bradesco SA	38,527	204,746

Itau Unibanco Holding SA	46,493	294,087
Itausa - Investimentos Itau SA	54,149	91,967

		590,800

Materials - 4.0%
Braskem SA, Class A	2,347	14,904
Gerdau SA	13,084	11,502
Suzano Papel e Celulose SA, Class A	5,574	22,904
Vale SA	29,452	62,783

		112,093

Telecommunication Services - 2.0%
Telefonica Brasil SA	6,044	57,497

Utilities - 1.6%
Centrais Eletricas Brasileiras SA, Class B	3,467	8,435
Cia Energetica de Minas Gerais	11,456	16,746
Cia Energetica de Sao Paulo, Class B	2,946	9,978
Cia Paranaense de Energia, Class B	1,585	9,130

		44,289

TOTAL PREFERRED STOCKS
(Cost $1,604,324)		942,943

RIGHTS - 0.0%
Materials - 0.0%
Duratex SA*, expires 3/31/16
(Cost $0)	183	120

TOTAL INVESTMENTS - 98.3%
(Cost $4,105,429)†		$2,775,791
Other assets and liabilities, net - 1.7%		47,320

NET ASSETS - 100.0%		$2,823,111

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $4,954,704. At February 29, 2016, net unrealized depreciation for all securities based on tax cost was $2,178,913. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $28,347 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,207,260.

As of February 29, 2016, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
JP Morgan & Chase Co.	3/3/2016	BRL	9,301,086	USD	2,285,391	$(28,899)
State Street Bank & Trust Co.	3/3/2016	BRL	132,000	USD	32,673	(171)
State Street Bank & Trust Co.	3/3/2016	BRL	3,990,935	USD	984,565	(8,457)
The Bank of New York Mellon	3/3/2016	BRL	62,575	USD	15,529	(41)
The Bank of New York Mellon	3/3/2016	BRL	1,535,901	USD	386,050	3,888
JP Morgan & Chase Co.	3/3/2016	USD	2,337,884	BRL	9,301,086	(23,593)
State Street Bank & Trust Co.	3/3/2016	USD	321,697	BRL	1,304,000	2,763
State Street Bank & Trust Co.	3/3/2016	USD	708,240	BRL	2,818,935	(6,834)
The Bank of New York Mellon	3/3/2016	USD	392,517	BRL	1,590,675	3,274
The Bank of New York Mellon	3/3/2016	USD	1,993	BRL	7,800	(52)
JP Morgan & Chase Co.	4/5/2016	BRL	9,301,086	USD	2,317,277	24,308
State Street Bank & Trust Co.	4/5/2016	BRL	583,000	USD	145,205	1,480
State Street Bank & Trust Co.	4/5/2016	BRL	2,818,935	USD	702,101	7,158
The Bank of New York Mellon	4/5/2016	USD	382,369	BRL	1,535,901	(3,728)

Total net unrealized depreciation						$(28,904)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 29, 2016.

Currency Abbreviations

BRL    Brazilian Real

USD    U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks (a)	$1,832,728	$—	$—	$1,832,728
Preferred Stocks (a)	942,943	—	—	942,943
Rights	120	—	—	120
Derivatives (b)
Forward Foreign Currency Exchange Contracts	—	42,871	—	42,871

Total	$2,775,791	$42,871	$—	$2,818,662

	Level 1	Level 2	Level 3	Total
Liabilities
Derivatives (b)
Forward Foreign Currency Exchange Contracts	$—	$(71,775)	$—	$(71,775)

Total	$—	$(71,775)	$—	$(71,775)

There have been no transfers between fair value measurement levels during the period ended February 29, 2016.

(a)	See Schedule of investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF

February 29, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 96.9%
Brazil - 3.7%
Ambev SA	149,990	$658,894
B2W Cia Digital*	4,663	13,412
Banco Bradesco SA	29,340	170,024
Banco do Brasil SA	35,461	119,571
Banco Santander Brasil SA	22,759	84,732
BB Seguridade Participacoes SA	25,053	150,485
BM&F Bovespa SA	75,213	217,648
BR Malls Participacoes SA	26,947	90,326
BRF SA	26,919	344,570
CCR SA	34,247	107,716
CETIP SA - Mercados Organizados	5,385	50,825
Cia de Saneamento Basico do Estado de Sao Paulo	16,907	95,197
Cia Siderurgica Nacional SA	36,042	46,673
Cielo SA	29,712	229,450
Cosan SA Industria e Comercio	6,563	43,720
CPFL Energia SA*	11,900	49,490
Duratex SA	18,895	28,609
EDP - Energias do Brasil SA	11,046	35,018
Embraer SA	31,417	236,280
Estacio Participacoes SA	8,177	25,984
Fibria Celulose SA	8,250	90,399
Hypermarcas SA*	9,991	62,700
JBS SA	33,178	94,191
Klabin SA	24,167	129,395
Kroton Educacional SA	51,890	128,835
Localiza Rent a Car SA	7,735	44,285
Lojas Renner SA	19,370	86,827
M Dias Branco SA	292	4,613
Multiplan Empreendimentos Imobiliarios SA	3,658	42,824
Natura Cosmeticos SA	11,297	74,778
Odontoprev SA	21,720	54,901
Petroleo Brasileiro SA*	121,335	222,090
Porto Seguro SA	2,276	13,393
Qualicorp SA	15,202	48,761
Raia Drogasil SA	4,573	52,397
Sul America SA	4,263	17,039
Tim Participacoes SA	36,859	63,794
Totvs SA	9,163	71,879
Tractebel Energia SA	7,440	65,404
Transmissora Alianca de Energia Eletrica SA	222	1,043
Ultrapar Participacoes SA	18,826	294,658
Vale SA	58,692	172,617
WEG SA	11,510	37,807

		4,673,254

Chile - 1.6%
AES Gener SA	243,207	109,114
Banco de Chile	2,540,288	259,542
Banco de Credito e Inversiones	3,999	160,465
Banco Santander Chile	5,339,104	230,994
Cencosud SA	62,887	136,788
Cia Cervecerias Unidas SA	10,190	99,994
Colbun SA	387,295	100,326
Corpbanca SA	10,355,592	85,029
Empresa Nacional de Electricidad SA	167,700	221,538
Empresa Nacional de Telecomunicaciones SA	5,620	47,793
Empresas CMPC SA	65,020	149,088
Empresas Copec SA	18,804	158,565
Endesa Americas SA*	163,943	1,783
Enersis Americas SA	839,236	211,882
Enersis Chile*	821,395	1,014
LATAM Airlines Group SA*	11,945	67,867

		2,041,782

China - 19.5%
58.com, Inc., ADR*	540	28,620
AAC Technologies Holdings, Inc.	36,243	251,388
Agricultural Bank of China Ltd., Class H	737,420	242,708
Air China Ltd., Class H	200,168	118,638
Alibaba Group Holding Ltd., ADR*	20,365	1,401,316
Aluminum Corp. of China Ltd., Class H*(a)	178,539	61,058
Anhui Conch Cement Co. Ltd., Class H	92,238	183,099
Anta Sports Products Ltd.	100,125	226,303
AviChina Industry & Technology Co. Ltd., Class H	55,736	38,050
Baidu, Inc., ADR*	5,852	1,014,854

Bank of China Ltd., Class H	3,743,599	1,400,592
Bank of Communications Co. Ltd., Class H	405,188	231,296
Beijing Capital International Airport Co. Ltd., Class H	39,176	34,099
Belle International Holdings Ltd.	185,068	120,396
Byd Co. Ltd., Class H*	32,782	162,687
CGN Power Co. Ltd., Class H, 144A	285,030	82,086
China Cinda Asset Management Co. Ltd., Class H	198,736	59,534
China CITIC Bank Corp. Ltd., Class H*	367,775	202,847
China Communications Construction Co. Ltd., Class H	223,946	201,544
China Communications Services Corp. Ltd., Class H	295,444	118,891
China Conch Venture Holdings Ltd.	29,423	45,999
China Construction Bank Corp., Class H	3,000,840	1,755,430
China COSCO Holdings Co. Ltd., Class H*	80,806	27,635
China Everbright Bank Co. Ltd., Class H	131,232	52,135
China Galaxy Securities Co. Ltd., Class H	70,216	49,380
China Huishan Dairy Holdings Co. Ltd.	180,835	67,888
China International Marine Containers Group Co. Ltd., Class H	22,255	31,874
China Life Insurance Co. Ltd., Class H	218,762	475,884
China Longyuan Power Group Corp. Ltd., Class H	286,280	156,794
China Medical System Holdings Ltd.	44,917	56,371
China Mengniu Dairy Co. Ltd.	194,046	278,918
China Merchants Bank Co. Ltd., Class H	164,649	308,212
China Minsheng Banking Corp. Ltd., Class H	384,135	315,089
China National Building Material Co. Ltd., Class H	130,924	57,904
China Oilfield Services Ltd., Class H	76,424	56,202
China Pacific Insurance Group Co. Ltd., Class H	92,181	298,063
China Petroleum & Chemical Corp., Class H	1,170,631	651,684
China Railway Construction Corp. Ltd., Class H	39,748	37,663
China Railway Group Ltd., Class H	121,306	76,576
China Shenhua Energy Co. Ltd., Class H	150,991	211,984
China Shipping Container Lines Co. Ltd., Class H*	241,478	46,569
China Southern Airlines Co. Ltd., Class H	82,052	45,994
China Telecom Corp. Ltd., Class H	694,544	333,072
China Vanke Co. Ltd., Class H	90,761	204,439
Chongqing Rural Commercial Bank Co. Ltd., Class H	42,582	19,928
CITIC Securities Co. Ltd., Class H	52,744	101,446
CNOOC Ltd.	706,394	722,919
Country Garden Holdings Co. Ltd.	385,494	140,260
CRRC Corp. Ltd., Class H	138,475	126,403
CSPC Pharmaceutical Group Ltd.	150,820	120,027
Ctrip.com International, Ltd., ADR*	6,939	283,944
Dalian Wanda Commercial Properties Co. Ltd., Class H, 144A	19,129	78,454
Dongfeng Motor Group Co. Ltd., Class H	205,826	240,014
ENN Energy Holdings Ltd.	28,738	131,349
Evergrande Real Estate Group Ltd.	142,307	92,944
Fosun International Ltd. (a)	158,759	204,112
Geely Automobile Holdings Ltd.	126,143	46,707
GF Securities Co. Ltd., Class H*	33,660	62,057
GOME Electrical Appliances Holding Ltd.	329,012	43,569
Great Wall Motor Co. Ltd., Class H	203,751	146,434
Guangzhou Automobile Group Co. Ltd., Class H	46,428	40,112
Guangzhou R&F Properties Co. Ltd., Class H	127,578	150,573
Haitian International Holdings Ltd.	7,038	9,392
Haitong Securities Co. Ltd., Class H	83,228	121,128
Hengan International Group Co. Ltd. (a)	24,725	195,656

Huadian Power International Corp. Ltd., Class H	36,269	19,678
Huaneng Power International, Inc., Class H	85,275	66,329
Huaneng Renewables Corp. Ltd., Class H	47,311	10,949
Huatai Securities Co. Ltd., Class H, 144A*	21,801	41,034
Industrial & Commercial Bank of China Ltd., Class H	2,616,148	1,291,584
Jiangsu Expressway Co. Ltd., Class H	29,966	35,213
Kingsoft Corp. Ltd.	32,544	64,351
Lenovo Group Ltd. (a)	297,750	248,442
Longfor Properties Co. Ltd.	119,728	147,004
Luye Pharma Group Ltd.*	47,963	38,540
NetEase, Inc., ADR	1,524	205,146
New China Life Insurance Co. Ltd., Class H	16,186	46,822
New Oriental Education & Technology Group, Inc., ADR	2,260	70,354
People’s Insurance Co. (Group) of China Ltd., Class H	100,630	36,355
PetroChina Co. Ltd., Class H	980,487	629,030
PICC Property & Casualty Co. Ltd., Class H	219,178	330,822
Ping An Insurance Group Co. of China Ltd., Class H	187,837	794,523
Qihoo 360 Technology Co. Ltd., ADR*	968	69,580
Qunar Cayman Islands Ltd., ADR*(a)	725	26,890
Semiconductor Manufacturing International Corp.*	723,835	59,559
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	83,707	53,810
Shanghai Electric Group Co. Ltd., Class H (a)	113,247	48,484
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	20,174	46,739
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	26,422	47,558
Shenzhou International Group Holdings Ltd.	19,948	102,073
Sihuan Pharmaceutical Holdings Group Ltd.	77,906	19,932
Sinopec Engineering Group Co. Ltd., Class H	167,463	121,000
Sinopec Shanghai Petrochemical Co. Ltd., Class H*	355,375	150,775
Sinopharm Group Co. Ltd., Class H	44,860	163,797
Sinotrans Ltd., Class H	37,678	14,048
Soho China Ltd.	374,010	167,818
SouFun Holdings Ltd., ADR	8,339	44,447
Sunac China Holdings Ltd.	71,626	46,044
Tencent Holdings Ltd.	204,874	3,737,649
Tingyi Cayman Islands Holding Corp.	149,943	141,306
TravelSky Technology Ltd., Class H	22,608	34,066
Tsingtao Brewery Co. Ltd., Class H	23,364	84,408
Vipshop Holdings Ltd., ADR*(a)	5,910	65,660
Want Want China Holdings Ltd.	417,870	276,680
Weichai Power Co. Ltd., Class H	21,904	19,966
Yanzhou Coal Mining Co. Ltd., Class H	54,553	23,286
YY, Inc., ADR*	278	14,470
Zhejiang Expressway Co. Ltd., Class H	34,370	30,446
Zhuzhou CSR Times Electric Co. Ltd., Class H	17,876	87,449
Zijin Mining Group Co. Ltd., Class H	521,798	156,310
ZTE Corp., Class H	23,424	38,187

		24,867,806

Colombia - 0.0%
Grupo de Inversiones Suramericana SA	359	4,124

Czech Republic - 0.2%
CEZ AS	7,598	112,075
O2 Czech Republic AS	13,672	140,126

		252,201

Egypt - 0.4%
Commercial International Bank Egypt SAE	102,731	438,998
Global Telecom Holding SAE*	29,599	7,787
Talaat Moustafa Group	136,186	84,529

		531,314

Hong Kong - 5.4%
Alibaba Health Information Technology Ltd.*	97,606	51,701
Alibaba Pictures Group Ltd.*	304,862	63,104
Beijing Enterprises Holdings Ltd.	29,635	137,734
Beijing Enterprises Water Group Ltd.*	323,618	169,755
Brilliance China Automotive Holdings Ltd.	78,228	63,765
China Everbright International Ltd.	170,470	181,252
China Everbright Ltd.	13,532	24,948
China Gas Holdings Ltd.	155,834	207,564
China Merchants Holdings International Co. Ltd.	30,127	83,470
China Mobile Ltd.	252,649	2,670,046
China Overseas Land & Investment Ltd.	187,041	555,492
China Power International Development Ltd.	56,765	23,719
China Resources Beer Holdings Co. Ltd.	63,353	102,628
China Resources Gas Group Ltd.	46,962	122,567
China Resources Land Ltd.	66,096	157,718
China Resources Power Holdings Co. Ltd.	111,783	180,795
China State Construction International Holdings Ltd.	109,896	168,700
China Taiping Insurance Holdings Co. Ltd.*	41,574	80,176
China Unicom (Hong Kong) Ltd.	174,611	198,900
CITIC Ltd.	66,194	90,040
Far East Horizon Ltd.	11,042	8,163
GCL-Poly Energy Holdings Ltd. (a)	370,470	53,822
Guangdong Investment Ltd.	221,305	268,876
Haier Electronics Group Co. Ltd.	25,548	38,167
Hanergy Thin Film Power Group Ltd.*	792,724	18,478
Kunlun Energy Co. Ltd.	198,542	141,924
New World China Land Ltd.	250,927	239,376
Nine Dragons Paper Holdings Ltd.	217,763	145,305
Shanghai Industrial Holdings Ltd.	68,253	146,895
Shimao Property Holdings Ltd.	56,583	73,184
Sino Biopharmaceutical Ltd.	428,226	313,267
Sun Art Retail Group Ltd. (a)	15,144	9,151
Yuexiu Property Co. Ltd.	239,180	33,518

		6,824,200

Hungary - 0.5%
MOL Hungarian Oil and Gas PLC	3,512	171,364
OTP Bank PLC	14,506	302,764
Richter Gedeon Nyrt	11,996	213,514

		687,642

India - 5.7%
Axis Bank Ltd. GDR	15,600	443,040
Dr. Reddy’s Laboratories Ltd., ADR (a)	10,244	450,531
ICICI Bank Ltd., ADR	228,818	1,297,398
Infosys Ltd., ADR	48,299	812,389
Larsen & Toubro Ltd., GDR	51,997	821,553
Reliance Industries Ltd., GDR, 144A	63,450	1,795,635
Tata Motors Ltd., ADR*	38,075	846,407
Wipro Ltd., ADR	66,913	748,088

		7,215,041

Indonesia - 3.4%
PT Astra Agro Lestari Tbk	63,069	70,040
PT Astra International Tbk	937,094	476,536
PT Bank Central Asia Tbk	540,698	544,863
PT Bank Danamon Indonesia Tbk	334,907	100,808
PT Bank Mandiri Persero Tbk	308,612	220,404
PT Bank Negara Indonesia Persero Tbk	349,217	132,536
PT Bank Rakyat Indonesia Persero Tbk	371,617	307,782
PT Bumi Serpong Damai Tbk	270,763	34,119
PT Charoen Pokphand Indonesia Tbk	145,702	36,829
PT Gudang Garam Tbk	32,492	154,782
PT Indocement Tunggal Prakarsa Tbk	109,038	163,288
PT Indofood CBP Sukses Makmur Tbk	14,586	17,180
PT Indofood Sukses Makmur Tbk	61,767	32,565
PT Kalbe Farma Tbk	854,314	83,055
PT Lippo Karawaci Tbk	1,405,266	107,717
PT Matahari Department Store Tbk	139,004	192,050

PT Media Nusantara Citra Tbk	120,517	16,763
PT Perusahaan Gas Negara Persero Tbk	781,459	153,989
PT Semen Indonesia Persero Tbk	147,264	112,882
PT Summarecon Agung Tbk	324,020	38,649
PT Surya Citra Media Tbk	191,955	41,629
PT Telekomunikasi Indonesia Persero Tbk	2,282,877	554,842
PT Tower Bersama Infrastructure Tbk*	151,008	65,216
PT Unilever Indonesia Tbk	121,353	404,071
PT United Tractors Tbk	126,706	147,107
PT XL Axiata Tbk*	240,938	70,271

		4,279,973

Malaysia - 3.7%
AirAsia Bhd	91,000	31,812
Alliance Financial Group Bhd	44,100	38,279
AMMB Holdings Bhd	80,300	82,687
Axiata Group Bhd	15,400	21,681
Berjaya Sports Toto Bhd	28,316	21,549
British American Tobacco Malaysia Bhd	18,200	242,465
CIMB Group Holdings Bhd	93,700	100,719
Dialog Group Bhd	800	299
DiGi.Com Bhd	203,400	238,469
Genting Bhd	12,400	23,237
Genting Malaysia Bhd	145,300	142,708
Hong Leong Bank Bhd	72,800	227,489
IHH Healthcare Bhd	57,100	86,906
IOI Corp. Bhd	178,600	199,624
IOI Properties Group Bhd	78,966	38,497
Kuala Lumpur Kepong Bhd	28,800	163,006
Lafarge Malaysia Bhd	87,400	188,726
Malayan Banking Bhd	178,200	360,638
Malaysia Airports Holdings Bhd	1,700	2,365
Maxis Bhd	172,800	251,495
Petronas Chemicals Group Bhd	159,800	256,516
Petronas Dagangan Bhd	25,600	150,373
Petronas Gas Bhd	30,000	157,241
Public Bank Bhd	143,400	630,210
RHB Capital Bhd	20,200	25,460
Sime Darby Bhd	116,900	207,668
Telekom Malaysia Bhd	130,800	205,299
Tenaga Nasional Bhd	108,200	337,594
UMW Holdings Bhd	102,000	171,738
Westports Holdings Bhd	28,000	26,835
YTL Corp. Bhd	233,893	87,328
YTL Power International Bhd	169,070	58,702

		4,777,615

Malta - 0.2%
Brait SE*(a)	22,308	216,796

Mexico - 5.2%
Alfa SAB de CV, Class A	140,361	254,167
America Movil SAB de CV, Series L	1,387,346	944,283
Arca Continental SAB de CV	36,539	222,882
Cemex SAB de CV*	654,243	360,862
Coca-Cola Femsa SAB de CV, Series L	17,778	130,516
El Puerto de Liverpool SAB de CV, Class C1	1,628	17,988
Fibra Uno Administracion SA de CV REIT	108,358	226,099
Fomento Economico Mexicano SAB de CV	88,100	825,652
Gentera SAB de CV	40,557	76,103
Gruma SAB de CV, Class B	5,638	90,593
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,159	24,976
Grupo Aeroportuario del Sureste SAB de CV, Class B	3,976	55,664
Grupo Bimbo SAB de CV, Series A*	80,489	228,637
Grupo Carso SAB de CV, Series A1	27,816	112,369
Grupo Comercial Chedraui SA de CV	10,943	28,857
Grupo Financiero Banorte SAB de CV, Class O	111,874	565,355
Grupo Financiero Inbursa SAB de CV, Class O	153,836	274,749
Grupo Financiero Santander Mexico SAB de CV, Class B	91,968	147,412
Grupo Lala SAB de CV	9,292	21,767
Grupo Mexico SAB de CV, Series B	185,377	390,079
Grupo Televisa SAB, Series CPO	92,884	478,509

Industrias Penoles SAB de CV	10,625	124,910
Kimberly-Clark de Mexico SAB de CV, Class A	56,898	124,906
Mexichem SAB de CV	59,300	124,226
OHL Mexico SAB de CV*	35,747	41,682
Promotora y Operadora de Infraestructura SAB de CV	7,616	88,393
Wal-Mart de Mexico SAB de CV	288,137	678,624

		6,660,260

Netherlands - 0.4%
Steinhoff International Holdings NV	107,873	575,803

Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR*	5,812	30,339
Credicorp Ltd.	1,346	157,805

		188,144

Philippines - 2.0%
Aboitiz Equity Ventures, Inc.	94,420	113,185
Aboitiz Power Corp.	174,900	157,980
Ayala Corp.	3,780	54,772
Ayala Land, Inc.	422,100	291,165
Bank of the Philippine Islands	90,640	159,645
BDO Unibank, Inc.	89,679	186,713
Energy Development Corp.	744,900	89,294
Globe Telecom, Inc.	2,590	96,301
GT Capital Holdings, Inc.	2,575	70,724
International Container Terminal Services, Inc.	42,850	55,872
JG Summit Holdings, Inc.	59,990	84,402
Jollibee Foods Corp.	20,530	94,555
Megaworld Corp.	270,000	20,442
Metro Pacific Investments Corp.	424,000	51,718
Metropolitan Bank & Trust Company	91,709	145,809
Philippine Long Distance Telephone Co.	4,850	186,656
SM Investments Corp.	8,820	152,101
SM Prime Holdings, Inc.	163,700	71,264
Universal Robina Corp.	100,270	417,528

		2,500,126

Poland - 1.7%
Bank Pekao SA	8,598	320,493
Bank Zachodni WBK SA*	2,328	159,975
CCC SA	2,050	76,979
Cyfrowy Polsat SA*	35,314	203,330
Grupa Azoty SA*	2,905	68,331
LPP SA	105	133,005
Orange Polska SA	25,892	40,705
PGE Polska Grupa Energetyczna SA	83,984	272,055
Polski Koncern Naftowy Orlen SA	7,655	122,492
Polskie Gornictwo Naftowe i Gazownictwo SA	101,025	126,199
Powszechna Kasa Oszczednosci Bank Polski SA*	37,195	227,476
Powszechny Zaklad Ubezpieczen SA	41,168	355,554

		2,106,594

Qatar - 0.7%
Ezdan Holding Group QSC	35,574	150,073
Industries Qatar QSC	6,177	177,794
Masraf Al Rayan QSC	9,496	88,935
Qatar Islamic Bank SAQ	439	11,804
Qatar National Bank SAQ	11,034	410,025
Vodafone Qatar QSC	6,169	17,418

		856,049

Russia - 3.2%
Gazprom PAO, ADR	107,902	397,457
Lukoil PJSC, ADR	13,356	474,138
Magnit PJSC, GDR	17,860	598,310
MegaFon PJSC, GDR	19,408	228,044
Mobile TeleSystems PJSC, ADR	46,603	326,221
NovaTek OAO, GDR	7,654	662,071
Rosneft Oil Co. OJSC, GDR	116,824	440,076
Severstal PAO, GDR	23,669	193,731
Sistema JSFC, GDR	24,464	136,020
Surgutneftegas OJSC, ADR	67,076	344,435
VTB Bank PJSC, GDR	141,576	266,163

		4,066,666

South Africa - 6.3%
Anglo American Platinum Ltd.*	3,086	63,671
AngloGold Ashanti Ltd.*	22,997	296,028
Aspen Pharmacare Holdings Ltd.*	12,204	216,262
Barclays Africa Group Ltd. (a)	12,151	104,143

Barloworld Ltd.	3,401	13,955
Bidvest Group Ltd. (The)	10,458	235,476
Capitec Bank Holdings Ltd.	3,729	111,391
Coronation Fund Managers Ltd. (a)	5,256	20,907
Discovery Ltd. (a)	11,090	79,722
Exxaro Resources Ltd.	13,369	60,829
FirstRand Ltd.	132,547	370,293
Fortress Income Fund Ltd.	55,138	114,147
Foschini Group Ltd. (The)	7,199	52,976
Gold Fields Ltd.	46,975	194,052
Growthpoint Properties Ltd. REIT (a)	77,543	118,211
Hyprop Investments Ltd. REIT	8,049	52,769
Impala Platinum Holdings Ltd.*	28,166	59,392
Imperial Holdings Ltd.	4,809	36,428
Investec Ltd.	7,342	47,671
Liberty Holdings Ltd.	2,670	20,698
Life Healthcare Group Holdings Ltd.	28,908	63,890
Massmart Holdings Ltd. (a)	1,826	12,295
MMI Holdings Ltd. (a)	36,167	53,220
Mondi Ltd.	6,360	113,705
Mr Price Group Ltd.	7,710	80,098
MTN Group Ltd. (a)	65,820	554,998
Naspers Ltd., Class N	15,911	1,889,907
Nedbank Group Ltd.	6,055	69,506
Netcare Ltd.	42,625	86,846
Pick N Pay Stores Ltd.	2,072	7,357
Pioneer Foods Group Ltd.	1,629	13,348
PSG Group Ltd.	6,168	67,514
Rand Merchant Investment Holdings Ltd. (a)	18,390	45,755
Redefine Properties Ltd. REIT	134,816	87,425
Remgro Ltd.	17,811	270,611
Resilient REIT Ltd. REIT	11,098	86,026
RMB Holdings Ltd.	24,124	87,037
Sanlam Ltd.	63,007	212,432
Sappi Ltd.*	31,077	126,556
Sasol Ltd.	25,272	680,280
Shoprite Holdings Ltd. (a)	15,213	147,873
Sibanye Gold Ltd.	17,200	61,796
SPAR Group Ltd. (The)	3,992	44,946
Standard Bank Group Ltd. (a)	47,534	327,088
Telkom SA SOC Ltd.	7,589	25,816
Tiger Brands Ltd.	4,288	78,999
Truworths International Ltd.	13,861	74,948
Vodacom Group Ltd.	17,723	167,881
Woolworths Holdings Ltd. (a)	35,991	183,244

		7,990,418

South Korea - 15.2%
Amorepacific Corp.	1,321	392,551
AMOREPACIFIC Group	709	81,122
BGF Retail Co. Ltd.	650	85,409
BNK Financial Group, Inc.	6,865	47,795
Celltrion, Inc.*	4,048	327,323
Cheil Worldwide, Inc.	2,995	41,049
CJ CheilJedang Corp.	210	61,470
CJ Corp.	455	87,564
Coway Co. Ltd.	4,306	339,480
Daelim Industrial Co. Ltd.	496	32,246
Daewoo Engineering & Construction Co. Ltd.*	11,374	49,296
Daewoo International Corp.	3,361	51,772
Daewoo Securities Co. Ltd.	1,797	11,610
DGB Financial Group, Inc.	7,610	51,074
Dongbu Insurance Co. Ltd.	2,318	126,518
Dongsuh Cos., Inc.	720	17,175
Doosan Corp.	1,016	61,944
Doosan Heavy Industries & Construction Co. Ltd.	3,361	44,842
E-MART, Inc.	1,797	255,739
GS Engineering & Construction Corp.*	1,743	35,376
Hana Financial Group, Inc.	10,276	173,247
Hankook Tire Co. Ltd.	2,448	105,703
Hanmi Pharm. Co. Ltd.	255	134,645
Hanmi Science Co. Ltd.	623	74,305
Hanon Systems	1,435	11,534
Hanssem Co. Ltd.	550	113,407
Hanwha Chemical Corp.	5,549	107,462
Hanwha Corp.	4,051	111,045
Hanwha Life Insurance Co. Ltd.	29,885	147,890
Hotel Shilla Co. Ltd.	1,336	68,491
Hyosung Corp.	843	85,207
Hyundai Department Store Co. Ltd.	603	66,068
Hyundai Development Co.-Engineering & Construction	1,715	54,638

Hyundai Engineering & Construction Co. Ltd.	4,801	147,520
Hyundai Glovis Co. Ltd.	621	96,662
Hyundai Heavy Industries Co. Ltd.*	1,067	88,866
Hyundai Marine & Fire Insurance Co. Ltd.	4,048	100,652
Hyundai Mobis Co. Ltd.	2,982	600,403
Hyundai Motor Co.	6,214	741,138
Hyundai Steel Co.	2,970	133,526
Hyundai Wia Corp.	876	77,563
Industrial Bank of Korea	1,948	18,351
Kakao Corp.	985	75,585
Kangwon Land, Inc.	3,995	133,253
KB Financial Group, Inc.	9,046	217,244
KCC Corp.	132	45,523
KEPCO Plant Service & Engineering Co. Ltd.*	835	48,073
Kia Motors Corp.	13,899	518,108
Korea Aerospace Industries Ltd.	2,320	132,818
Korea Electric Power Corp.	4,558	216,346
Korea Investment Holdings Co. Ltd.*	1,059	35,580
Korea Zinc Co. Ltd.*	322	116,255
Korean Air Lines Co. Ltd.*	1,449	30,112
KT&G Corp.	6,708	577,668
Kumho Petrochemical Co. Ltd.	1,153	57,338
LG Chem Ltd.	2,192	531,738
LG Corp.	4,960	287,966
LG Display Co. Ltd.	6,777	134,258
LG Electronics, Inc.	4,320	226,706
LG Household & Health Care Ltd.	592	415,506
LG Innotek Co. Ltd.	382	26,935
LG Uplus Corp.	23,346	201,047
Lotte Chemical Corp.	1,141	294,776
Lotte Shopping Co. Ltd.	870	175,871
Mirae Asset Securities Co. Ltd.*	376	6,005
NAVER Corp.	1,018	470,847
NCSoft Corp.	746	144,772
Neo Holdings Co. Ltd.*	26	—
OCI Co. Ltd.*	1,020	75,302
Orion Corp.	108	80,081
Paradise Co. Ltd.	2,226	26,369
POSCO	1,970	316,200
S-1 Corp.	713	52,926
Samsung C&T Corp.	3,875	484,101
Samsung Card Co. Ltd.	3,378	97,513
Samsung Electro-Mechanics Co. Ltd.	1,952	85,549
Samsung Electronics Co. Ltd.	4,214	4,013,982
Samsung Fire & Marine Insurance Co. Ltd.	2,085	510,839
Samsung Heavy Industries Co. Ltd.*	8,731	74,129
Samsung Life Insurance Co. Ltd.	5,701	516,303
Samsung SDI Co. Ltd.	2,851	230,302
Samsung SDS Co. Ltd.	1,150	172,495
Samsung Securities Co. Ltd.	1,239	39,123
Shinhan Financial Group Co. Ltd.	16,295	500,037
Shinsegae Co. Ltd.	195	33,506
SK Holdings Co. Ltd.	2,099	420,920
SK Hynix, Inc.	21,658	525,382
SK Innovation Co. Ltd.	1,754	205,652
SK Networks Co. Ltd.	11,374	54,814
SK Telecom Co. Ltd.	62	11,706
S-Oil Corp.	1,602	102,335
Woori Bank	9,073	63,900
Yuhan Corp.	330	68,978

		19,342,452

Taiwan - 13.0%
Acer, Inc.*	198,077	70,631
Advanced Semiconductor Engineering, Inc.	298,934	341,374
Advantech Co. Ltd.	20,440	141,466
Asia Cement Corp.	55,980	46,493
Asia Pacific Telecom Co. Ltd.*	90,770	30,865
Asustek Computer, Inc.	32,523	267,665
AU Optronics Corp.	497,043	134,760
Catcher Technology Co. Ltd.	34,256	268,012
Cathay Financial Holding Co. Ltd.	306,408	343,916
Chailease Holding Co. Ltd.	47,966	79,963
Chang Hwa Commercial Bank Ltd.	7,098	3,482
Cheng Shin Rubber Industry Co. Ltd.	56,852	99,737
Chicony Electronics Co. Ltd.	27,808	60,667
China Airlines Ltd.*	140,207	48,519
China Life Insurance Co. Ltd.	145,618	101,221
China Steel Corp.	375,631	232,848

Chunghwa Telecom Co. Ltd.	168,784	530,751
Compal Electronics, Inc.	190,112	111,555
CTBC Financial Holding Co. Ltd.	613,255	298,951
Delta Electronics, Inc.	90,026	364,363
E.Sun Financial Holding Co. Ltd.	259,579	134,351
Eclat Textile Co. Ltd.	9,387	118,637
EVA Airways Corp.*	114,223	61,353
Evergreen Marine Corp. (Taiwan) Ltd.	90,377	32,635
Far Eastern New Century Corp.	81,680	62,184
Far EasTone Telecommunications Co. Ltd.	77,333	161,731
Feng Tay Enterprise Co. Ltd.	20,895	113,491
First Financial Holding Co. Ltd.	221,197	103,170
Formosa Chemicals & Fibre Corp.	89,232	200,847
Formosa Plastics Corp.	134,069	318,712
Formosa Taffeta Co. Ltd.	8,217	7,492
Foxconn Technology Co. Ltd.	65,982	130,050
Fubon Financial Holding Co. Ltd.	279,765	332,112
Giant Manufacturing Co. Ltd.	10,460	66,728
Hermes Microvision, Inc.	2,342	58,212
Highwealth Construction Corp.	54,738	54,191
Hiwin Technologies Corp.	13,313	53,681
Hon Hai Precision Industry Co. Ltd.	675,147	1,584,661
Hotai Motor Co. Ltd.	9,755	101,125
HTC Corp.	43,061	104,050
Hua Nan Financial Holdings Co. Ltd.	128,768	60,060
Innolux Corp.	181,490	52,756
Inotera Memories, Inc.*	135,161	115,915
Inventec Corp.	112,177	80,339
Largan Precision Co. Ltd.	5,340	407,345
Lite-On Technology Corp.	86,205	99,481
MediaTek, Inc.	59,120	419,846
Mega Financial Holding Co. Ltd.	308,473	203,285
Merida Industry Co. Ltd.	9,182	41,998
Nan Ya Plastics Corp.	184,535	354,277
Novatek Microelectronics Corp.	25,873	107,441
Pegatron Corp.	94,869	225,525
Phison Electronics Corp.	7,656	59,669
Pou Chen Corp.	105,700	131,203
Powertech Technology, Inc.	35,668	77,600
President Chain Store Corp.	13,460	91,335
Quanta Computer, Inc.	118,854	200,999
Radiant Opto-Electronics Corp.	22,769	45,083
Realtek Semiconductor Corp.	24,378	61,547
Ruentex Development Co. Ltd.	6,462	8,789
Ruentex Industries Ltd.	1,038	1,833
Siliconware Precision Industries Co. Ltd.	132,257	204,164
Simplo Technology Co. Ltd.	14,967	48,191
SinoPac Financial Holdings Co. Ltd.	292,886	80,378
Standard Foods Corp.	5,518	13,715
Synnex Technology International Corp.	64,456	65,752
Taishin Financial Holding Co. Ltd.	163,033	53,965
Taiwan Business Bank*	75,115	18,964
Taiwan Cement Corp.	81,256	73,353
Taiwan Cooperative Financial Holding Co. Ltd.	168,128	71,588
Taiwan Fertilizer Co. Ltd.	20,458	27,579
Taiwan Mobile Co. Ltd.	75,425	232,639
Taiwan Semiconductor Manufacturing Co. Ltd.	1,036,977	4,649,421
Teco Electric & Machinery Co. Ltd.	40,625	33,251
Transcend Information, Inc.	16,480	50,335
Uni-President Enterprises Corp.	164,872	284,279
United Microelectronics Corp.	554,198	222,633
Vanguard International Semiconductor Corp.	53,071	81,606
Wistron Corp.	94,059	56,041
WPG Holdings Ltd.	78,145	79,833
Zhen Ding Technology Holding Ltd.	20,594	44,557

		16,615,222

Thailand - 1.8%
Indorama Ventures PCL, NVDR	520,500	314,082
IRPC PCL, NVDR	1,632,529	200,687
Kasikornbank PCL, NVDR	87,800	420,149
Krung Thai Bank PCL, NVDR	901,200	447,691
PTT Exploration & Production PCL, NVDR	59,300	112,758
PTT PCL, NVDR	20,800	151,782
Siam Commercial Bank PCL, NVDR	115,000	447,025
Thai Oil PCL, NVDR	136,200	242,737

		2,336,911

Turkey - 1.9%
Akbank TAS	80,784	201,337
Anadolu Efes Biracilik Ve Malt Sanayii AS	7,519	43,616
Arcelik AS	10,382	66,911
BIM Birlesik Magazalar AS	14,304	264,116
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	62,617	54,483
Enka Insaat ve Sanayi AS	55,117	88,852
Eregli Demir ve Celik Fabrikalari TAS	126,979	147,742
Ford Otomotiv Sanayi AS	7,446	87,640
Haci Omer Sabanci Holding AS	43,015	126,500
KOC Holding AS	20,250	88,372
Petkim Petrokimya Holding AS*	12,803	15,112
TAV Havalimanlari Holding AS	7,683	45,215
Tofas Turk Otomobil Fabrikasi AS	7,479	50,698
Tupras Turkiye Petrol Rafinerileri AS*	6,594	168,789
Turk Hava Yollari Anonim Ortakligi*	32,679	80,674
Turk Telekomunikasyon AS	36,115	70,277
Turkcell Iletisim Hizmetleri AS	63,302	236,543
Turkiye Garanti Bankasi AS	95,466	236,963
Turkiye Halk Bankasi AS	21,423	72,249
Turkiye Is Bankasi, Class C	91,079	138,838
Turkiye Vakiflar Bankasi TAO, Class D	42,643	59,395
Ulker Biskuvi Sanayi AS	5,594	34,034
Yapi ve Kredi Bankasi AS	3,464	4,381

		2,382,737

United Arab Emirates - 1.1%
Abu Dhabi Commercial Bank PJSC	85,893	159,016
Aldar Properties PJSC	134,302	91,410
Arabtec Holding PJSC*	133,199	52,220
DP World Ltd.	8,762	148,691
Dubai Financial Market PJSC	164,733	61,892
Dubai Islamic Bank PJSC	67,027	116,607
Emaar Malls Group PJSC*	22,789	17,062
Emaar Properties PJSC	162,593	258,959
First Gulf Bank PJSC	110,908	384,987
National Bank of Abu Dhabi PJSC	48,555	108,398

		1,399,242

TOTAL COMMON STOCKS
(Cost $155,899,486)		123,392,372

PREFERRED STOCKS - 2.8%
Brazil - 1.9%
Banco Bradesco SA	102,132	542,764
Braskem SA, Class A	11,198	71,111
Centrais Eletricas Brasileiras SA, Class B	8,288	20,165
Cia Brasileira de Distribuicao	7,174	74,285
Cia Energetica de Minas Gerais	41,160	60,168
Cia Energetica de Sao Paulo, Class B	4,016	13,601
Cia Paranaense de Energia, Class B	2,123	12,229
Gerdau SA	50,491	44,386
Itau Unibanco Holding SA	118,111	747,100
Itausa - Investimentos Itau SA	139,252	236,505
Lojas Americanas SA	11,064	54,803
Petroleo Brasileiro SA*	163,221	208,927
Suzano Papel e Celulose SA, Class A	10,870	44,665
Telefonica Brasil SA	16,475	156,727
Vale SA	87,051	185,568

		2,473,004

Chile - 0.1%
Embotelladora Andina SA, Class B	15,995	47,532
Sociedad Quimica y Minera de Chile SA, Class B	6,435	114,817

		162,349

Colombia - 0.1%
Bancolombia SA	14,319	107,646

South Korea - 0.7%
Amorepacific Corp.	261	47,380
Hyundai Motor Co. - 2nd Preferred	841	70,044
LG Chem Ltd.	455	73,951
Samsung Electronics Co. Ltd.	878	700,014

		891,389

TOTAL PREFERRED STOCKS
(Cost $5,901,966)		3,634,388

RIGHTS - 0.0%
Brazil - 0.0%
Duratex SA*, expires 03/31/16
(Cost $0)	721	472

SECURITIES LENDING COLLATERAL - 2.1%
Daily Assets Fund “Capital Shares”, 0.42% (b) (c)
(Cost $2,642,273)	2,642,273	2,642,273

TOTAL INVESTMENTS - 101.8%
(Cost $164,443,725) †		$129,669,505
Other assets and liabilities, net - (1.8%)		(2,274,704)

NET ASSETS - 100.0%		$127,394,801

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $165,856,294. At February 29, 2016, net unrealized depreciation for all securities based on tax cost was $36,186,789. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,152,343 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $38,339,132.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2016 amounted to $2,530,679, which is 2.0% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt.

CPO: Ordinary Participation Certificates.

GDR: Global Depositary Receipt.

NVDR: Non Voting Depositary Receipt

OJSC: Open Joint Stock Company.

PJSC: Private Joint Stock Company.

REIT: Real Estate Investment Trust.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 29, 2016 the Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Total Investments excluding Securities Lending
Financials	34,398,647	27.1%
Information Technology	26,819,845	21.1
Consumer Discretionary	12,116,615	9.5
Consumer Staples	10,546,225	8.3
Energy	9,975,076	7.9
Telecommunication Services	9,396,012	7.4
Industrials	8,639,675	6.8
Materials	8,284,141	6.5
Utilities	4,081,038	3.2
Health Care	2,769,958	2.2

Total	127,027,232	100.0%

At February 29, 2016, open future contract purchased was as follows:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation) (1)
E-mini MSCI Emerging Markets Index Futures	4	$148,420	3/18/2016	$(5,700)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 29, 2016.

As of February 29, 2016, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
JP Morgan & Chase Co.	3/2/2016	CZK	1,582,500	USD	63,405	$(199)
State Street Bank & Trust Co.	3/2/2016	CZK	215,000	USD	8,761	120
The Bank of New York Mellon	3/2/2016	CZK	2,672,200	USD	107,059	(343)
The Bank of New York Mellon	3/2/2016	CZK	2,942,700	USD	118,699	425
State Street Bank & Trust Co.	3/2/2016	EUR	5,924	USD	6,436	(8)
State Street Bank & Trust Co.	3/2/2016	EUR	76	USD	83	0
JP Morgan & Chase Co.	3/2/2016	HKD	289,039,563	USD	37,139,919	(21,010)
State Street Bank & Trust Co.	3/2/2016	HKD	40,997,000	USD	5,272,146	1,288
State Street Bank & Trust Co.	3/2/2016	HKD	258,000	USD	33,143	(28)
The Bank of New York Mellon	3/2/2016	HKD	7,562,000	USD	973,244	1,021
The Bank of New York Mellon	3/2/2016	HKD	13,600	USD	1,749	1
The Bank of New York Mellon	3/2/2016	HKD	24,880,900	USD	3,199,643	782
The Bank of New York Mellon	3/2/2016	HKD	1,018,500	USD	130,980	35
JP Morgan & Chase Co.	3/2/2016	HUF	190,696,500	USD	663,350	(5,582)
State Street Bank & Trust Co.	3/2/2016	HUF	14,483,800	USD	50,381	(426)
State Street Bank & Trust Co.	3/2/2016	HUF	6,779,000	USD	23,998	219
The Bank of New York Mellon	3/2/2016	HUF	942,300	USD	3,277	(28)
Bank of Montreal	3/2/2016	PLN	544,500	USD	136,166	(143)
JP Morgan & Chase Co.	3/2/2016	PLN	17,992,000	USD	4,404,514	(99,566)
State Street Bank & Trust Co.	3/2/2016	PLN	300,000	USD	75,922	821
State Street Bank & Trust Co.	3/2/2016	PLN	9,357,000	USD	2,339,952	(2,460)
The Bank of New York Mellon	3/2/2016	PLN	489,100	USD	121,161	(1,279)
Bank of Montreal	3/2/2016	USD	12,629	PLN	50,500	13
Bank of Montreal	3/2/2016	USD	133,299	PLN	544,500	3,010
JP Morgan & Chase Co.	3/2/2016	USD	63,535	CZK	1,582,500	70
JP Morgan & Chase Co.	3/2/2016	USD	37,170,009	HKD	289,039,563	(9,080)
JP Morgan & Chase Co.	3/2/2016	USD	668,121	HUF	190,696,500	811
JP Morgan & Chase Co.	3/2/2016	USD	4,499,350	PLN	17,992,000	4,731
State Street Bank & Trust Co.	3/2/2016	USD	8,632	CZK	215,000	9
State Street Bank & Trust Co.	3/2/2016	USD	6,502	EUR	6,000	26
State Street Bank & Trust Co.	3/2/2016	USD	4,857,119	HKD	37,797,000	2,325
State Street Bank & Trust Co.	3/2/2016	USD	444,327	HKD	3,458,000	257
State Street Bank & Trust Co.	3/2/2016	USD	26,551	HUF	7,633,100	224
State Street Bank & Trust Co.	3/2/2016	USD	47,753	HUF	13,629,700	58
State Street Bank & Trust Co.	3/2/2016	USD	2,281,594	PLN	9,320,000	51,555
State Street Bank & Trust Co.	3/2/2016	USD	82,508	PLN	337,000	1,856
The Bank of New York Mellon	3/2/2016	USD	21,827	CZK	544,800	70
The Bank of New York Mellon	3/2/2016	USD	195,847	CZK	4,878,100	216
The Bank of New York Mellon	3/2/2016	USD	7,692	CZK	192,000	25
The Bank of New York Mellon	3/2/2016	USD	181,202	HKD	1,412,800	438
The Bank of New York Mellon	3/2/2016	USD	4,119,649	HKD	32,062,200	2,489
The Bank of New York Mellon	3/2/2016	USD	3,301	HUF	942,300	4
The Bank of New York Mellon	3/2/2016	USD	97,191	PLN	397,000	2,193
The Bank of New York Mellon	3/2/2016	USD	10,318	PLN	41,600	96
Bank of Montreal	3/3/2016	AED	1,520,000	USD	413,735	(87)
JP Morgan & Chase Co.	3/3/2016	AED	2,137,000	USD	581,192	(608)
State Street Bank & Trust Co.	3/3/2016	AED	151,000	USD	41,105	(5)
The Bank of New York Mellon	3/3/2016	AED	152,000	USD	41,381	(1)
The Bank of New York Mellon	3/3/2016	AED	276,800	USD	75,363	4

The Bank of New York Mellon	3/3/2016	AED	72,000	USD	19,602	0
JP Morgan & Chase Co.	3/3/2016	BRL	18,292,797	USD	4,494,766	(56,838)
State Street Bank & Trust Co.	3/3/2016	BRL	336,000	USD	83,168	(435)
State Street Bank & Trust Co.	3/3/2016	BRL	1,005,945	USD	252,737	2,439
State Street Bank & Trust Co.	3/3/2016	BRL	1,990,055	USD	490,947	(4,217)
The Bank of New York Mellon	3/3/2016	BRL	966,050	USD	242,452	2,080
The Bank of New York Mellon	3/3/2016	BRL	1,396,920	USD	346,673	(908)
The Bank of New York Mellon	3/3/2016	BRL	7,334,314	USD	1,809,824	(15,095)
Bank of Montreal	3/3/2016	CLP	139,820,000	USD	201,093	520
JP Morgan & Chase Co.	3/3/2016	CLP	1,993,592,800	USD	2,795,240	(64,581)
State Street Bank & Trust Co.	3/3/2016	CLP	322,289,000	USD	463,992	1,667
State Street Bank & Trust Co.	3/3/2016	CLP	53,213,000	USD	76,953	619
Bank of Montreal	3/3/2016	COP	49,081,500	USD	14,793	(115)
JP Morgan & Chase Co.	3/3/2016	COP	1,932,085,100	USD	585,823	(1,019)
State Street Bank & Trust Co.	3/3/2016	COP	1,537,539,000	USD	463,463	(3,541)
State Street Bank & Trust Co.	3/3/2016	COP	12,496,000	USD	3,778	(18)
JP Morgan & Chase Co.	3/3/2016	EGP	10,659,002	USD	1,293,568	(61,742)
The Bank of Nova Scotia	3/3/2016	EGP	6,757,000	USD	872,997	13,833
Bank of Montreal	3/3/2016	IDR	4,761,989,500	USD	355,904	(31)
JP Morgan & Chase Co.	3/3/2016	IDR	56,621,179,500	USD	4,119,102	(113,048)
State Street Bank & Trust Co.	3/3/2016	IDR	307,070,000	USD	22,313	(639)
State Street Bank & Trust Co.	3/3/2016	IDR	1,904,062,000	USD	141,777	(542)
State Street Bank & Trust Co.	3/3/2016	IDR	1,266,109,000	USD	92,215	(2,421)
Bank of Montreal	3/3/2016	INR	43,290,500	USD	634,200	1,936
JP Morgan & Chase Co.	3/3/2016	INR	644,676,144	USD	9,451,690	36,097
State Street Bank & Trust Co.	3/3/2016	INR	123,087,946	USD	1,802,166	4,448
State Street Bank & Trust Co.	3/3/2016	INR	3,552,000	USD	52,036	159
State Street Bank & Trust Co.	3/3/2016	INR	15,380,000	USD	223,196	(1,431)
JP Morgan & Chase Co.	3/3/2016	MXN	119,015,000	USD	6,537,705	(25,012)
State Street Bank & Trust Co.	3/3/2016	MXN	4,095,000	USD	225,773	(34)
State Street Bank & Trust Co.	3/3/2016	MXN	773,000	USD	42,447	(178)
The Bank of New York Mellon	3/3/2016	MXN	3,144,500	USD	173,843	449
The Bank of New York Mellon	3/3/2016	MXN	2,745,100	USD	149,942	(1,428)
The Bank of New York Mellon	3/3/2016	MXN	7,197,562	USD	395,365	(1,522)
Bank of Montreal	3/3/2016	MYR	1,777,000	USD	423,600	1,117
JP Morgan & Chase Co.	3/3/2016	MYR	22,826,332	USD	5,519,873	92,905
State Street Bank & Trust Co.	3/3/2016	MYR	204,000	USD	49,216	715
State Street Bank & Trust Co.	3/3/2016	MYR	932,741	USD	221,554	(206)
State Street Bank & Trust Co.	3/3/2016	MYR	686,000	USD	162,340	(757)
Bank of Montreal	3/3/2016	PHP	9,947,000	USD	209,852	696
JP Morgan & Chase Co.	3/3/2016	PHP	93,717,000	USD	1,954,473	(16,121)
State Street Bank & Trust Co.	3/3/2016	PHP	4,208,000	USD	88,366	(116)
State Street Bank & Trust Co.	3/3/2016	PHP	28,446,216	USD	593,619	(4,522)
JP Morgan & Chase Co.	3/3/2016	QAR	1,199,000	USD	328,324	(954)
State Street Bank & Trust Co.	3/3/2016	QAR	106,000	USD	29,081	(30)
The Bank of New York Mellon	3/3/2016	QAR	231,000	USD	63,453	14
The Bank of New York Mellon	3/3/2016	QAR	2,237,080	USD	613,369	(994)
The Bank of New York Mellon	3/3/2016	QAR	108,000	USD	29,658	(2)
JP Morgan & Chase Co.	3/3/2016	RUB	97,878,155	USD	1,290,375	(8,217)

State Street Bank & Trust Co.	3/3/2016	RUB	56,943,198	USD	748,268	(7,222)
State Street Bank & Trust Co.	3/3/2016	RUB	5,283,000	USD	70,029	(63)
State Street Bank & Trust Co.	3/3/2016	RUB	6,679,000	USD	87,593	(1,020)
The Bank of New York Mellon	3/3/2016	RUB	6,878,000	USD	91,415	162
Bank of Montreal	3/3/2016	THB	6,907,500	USD	193,862	11
JP Morgan & Chase Co.	3/3/2016	THB	119,770,000	USD	3,347,915	(13,290)
State Street Bank & Trust Co.	3/3/2016	THB	33,964,710	USD	953,262	81
State Street Bank & Trust Co.	3/3/2016	THB	236,000	USD	6,603	(20)
State Street Bank & Trust Co.	3/3/2016	THB	2,811,000	USD	78,806	(82)
Bank of Montreal	3/3/2016	TRY	463,500	USD	156,773	596
JP Morgan & Chase Co.	3/3/2016	TRY	9,388,172	USD	3,144,111	(19,244)
State Street Bank & Trust Co.	3/3/2016	TRY	25,000	USD	8,375	(49)
State Street Bank & Trust Co.	3/3/2016	TRY	1,254,500	USD	424,311	1,606
State Street Bank & Trust Co.	3/3/2016	TRY	246,000	USD	83,871	981
The Bank of New York Mellon	3/3/2016	TRY	791,600	USD	267,747	1,016
The Bank of New York Mellon	3/3/2016	TRY	32,900	USD	11,075	(11)
Bank of Montreal	3/3/2016	TWD	46,861,500	USD	1,407,675	(2,480)
JP Morgan & Chase Co.	3/3/2016	TWD	487,572,884	USD	14,545,297	(126,735)
State Street Bank & Trust Co.	3/3/2016	TWD	88,276,906	USD	2,636,312	(20,115)
State Street Bank & Trust Co.	3/3/2016	TWD	18,881,000	USD	568,226	59
State Street Bank & Trust Co.	3/3/2016	TWD	3,676,000	USD	109,830	(788)
Bank of Montreal	3/3/2016	USD	413,826	AED	1,520,000	(5)
Bank of Montreal	3/3/2016	USD	196,841	CLP	139,820,000	3,732
Bank of Montreal	3/3/2016	USD	14,899	COP	49,081,500	9
Bank of Montreal	3/3/2016	USD	344,697	IDR	4,761,989,500	11,238
Bank of Montreal	3/3/2016	USD	637,502	INR	43,290,500	(5,237)
Bank of Montreal	3/3/2016	USD	428,265	MYR	1,777,000	(5,783)
Bank of Montreal	3/3/2016	USD	208,750	PHP	9,947,000	406
Bank of Montreal	3/3/2016	USD	193,241	THB	6,907,500	610
Bank of Montreal	3/3/2016	USD	155,246	TRY	463,500	931
Bank of Montreal	3/3/2016	USD	1,405,671	TWD	46,861,500	4,485
Bank of Montreal	3/3/2016	USD	646,206	ZAR	10,202,230	(3,667)
Bank of Montreal	3/3/2016	USD	739,605	ZAR	11,827,170	5,272
JP Morgan & Chase Co.	3/3/2016	USD	581,813	AED	2,137,000	(12)
JP Morgan & Chase Co.	3/3/2016	USD	4,598,006	BRL	18,292,797	(46,402)
JP Morgan & Chase Co.	3/3/2016	USD	2,868,685	CLP	1,993,592,800	(8,864)
JP Morgan & Chase Co.	3/3/2016	USD	583,192	COP	1,932,085,100	3,650
JP Morgan & Chase Co.	3/3/2016	USD	1,378,914	EGP	10,659,002	(23,603)
JP Morgan & Chase Co.	3/3/2016	USD	4,238,747	IDR	56,621,179,500	(6,597)
JP Morgan & Chase Co.	3/3/2016	USD	9,433,779	INR	644,676,144	(18,186)
JP Morgan & Chase Co.	3/3/2016	USD	6,579,649	MXN	119,015,000	(16,932)
JP Morgan & Chase Co.	3/3/2016	USD	5,428,508	MYR	22,826,332	(1,539)
JP Morgan & Chase Co.	3/3/2016	USD	1,976,818	PHP	93,717,000	(6,224)
JP Morgan & Chase Co.	3/3/2016	USD	329,295	QAR	1,199,000	(17)
JP Morgan & Chase Co.	3/3/2016	USD	1,303,886	RUB	97,878,155	(5,294)
JP Morgan & Chase Co.	3/3/2016	USD	3,361,021	THB	119,770,000	184
JP Morgan & Chase Co.	3/3/2016	USD	3,175,397	TRY	9,388,172	(12,042)
JP Morgan & Chase Co.	3/3/2016	USD	14,646,227	TWD	487,572,884	25,805
JP Morgan & Chase Co.	3/3/2016	USD	8,045,795	ZAR	127,026,616	(45,637)

State Street Bank & Trust Co.	3/3/2016	USD	272	AED	1,000	0
State Street Bank & Trust Co.	3/3/2016	USD	40,842	AED	150,000	(5)
State Street Bank & Trust Co.	3/3/2016	USD	822,006	BRL	3,332,000	7,061
State Street Bank & Trust Co.	3/3/2016	USD	367,419	CLP	261,694,000	7,983
State Street Bank & Trust Co.	3/3/2016	USD	159,787	CLP	113,808,000	3,472
State Street Bank & Trust Co.	3/3/2016	USD	468,997	COP	1,550,035,000	1,803
State Street Bank & Trust Co.	3/3/2016	USD	16,549	IDR	227,212,000	434
State Street Bank & Trust Co.	3/3/2016	USD	243,011	IDR	3,250,029,000	(88)
State Street Bank & Trust Co.	3/3/2016	USD	637,386	INR	43,457,000	(2,690)
State Street Bank & Trust Co.	3/3/2016	USD	1,445,628	INR	98,562,946	(6,102)
State Street Bank & Trust Co.	3/3/2016	USD	274,704	MXN	5,000,500	1,034
State Street Bank & Trust Co.	3/3/2016	USD	165,481	MXN	3,012,000	606
State Street Bank & Trust Co.	3/3/2016	USD	146,005	MYR	603,000	(2,641)
State Street Bank & Trust Co.	3/3/2016	USD	295,337	MYR	1,219,741	(5,343)
State Street Bank & Trust Co.	3/3/2016	USD	102,003	PHP	4,888,000	777
State Street Bank & Trust Co.	3/3/2016	USD	585,662	PHP	27,766,216	(1,819)
State Street Bank & Trust Co.	3/3/2016	USD	92,499	QAR	337,000	51
State Street Bank & Trust Co.	3/3/2016	USD	17,989	RUB	1,369,000	174
State Street Bank & Trust Co.	3/3/2016	USD	903,313	RUB	67,536,198	(7,281)
State Street Bank & Trust Co.	3/3/2016	USD	1,002,486	THB	35,773,710	1,462
State Street Bank & Trust Co.	3/3/2016	USD	34,633	THB	1,238,000	110
State Street Bank & Trust Co.	3/3/2016	USD	28,807	TRY	86,000	171
State Street Bank & Trust Co.	3/3/2016	USD	482,131	TRY	1,439,500	2,910
State Street Bank & Trust Co.	3/3/2016	USD	697,297	TWD	23,349,000	5,320
State Street Bank & Trust Co.	3/3/2016	USD	2,630,334	TWD	87,484,906	2,260
State Street Bank & Trust Co.	3/3/2016	USD	425,550	ZAR	6,804,000	2,967
State Street Bank & Trust Co.	3/3/2016	USD	22,866	ZAR	361,000	(130)
The Bank of New York Mellon	3/3/2016	USD	67,334	AED	247,321	(1)
The Bank of New York Mellon	3/3/2016	USD	68,222	AED	253,479	788
The Bank of New York Mellon	3/3/2016	USD	2,437,422	BRL	9,697,284	(24,549)
The Bank of New York Mellon	3/3/2016	USD	75,721	MXN	1,369,662	(195)
The Bank of New York Mellon	3/3/2016	USD	420,630	MXN	7,657,500	1,620
The Bank of New York Mellon	3/3/2016	USD	50,372	MXN	915,500	110
The Bank of New York Mellon	3/3/2016	USD	644,164	QAR	2,345,080	(142)
The Bank of New York Mellon	3/3/2016	USD	90,631	RUB	6,878,000	622
The Bank of New York Mellon	3/3/2016	USD	268,733	TRY	802,100	1,536
The Bank of New York Mellon	3/3/2016	USD	7,480	TRY	22,400	67
The Bank of New York Mellon	3/3/2016	USD	45,455	ZAR	737,400	986
The Bank of New York Mellon	3/3/2016	USD	104,060	ZAR	1,642,900	(590)
The Bank of Nova Scotia	3/3/2016	USD	187,547	EGP	1,491,000	2,036
The Bank of Nova Scotia	3/3/2016	USD	656,036	EGP	5,266,000	13,545
Bank of Montreal	3/3/2016	ZAR	22,029,400	USD	1,377,595	(9,820)
JP Morgan & Chase Co.	3/3/2016	ZAR	127,026,616	USD	7,943,447	(56,712)
State Street Bank & Trust Co.	3/3/2016	ZAR	4,663,000	USD	299,087	5,411
State Street Bank & Trust Co.	3/3/2016	ZAR	2,502,000	USD	156,185	(1,391)
The Bank of New York Mellon	3/3/2016	ZAR	1,410,300	USD	87,530	(1,291)
The Bank of New York Mellon	3/3/2016	ZAR	970,000	USD	60,665	(426)
Bank of Montreal	3/4/2016	KRW	2,194,755,000	USD	1,767,825	(6,663)
JP Morgan & Chase Co.	3/4/2016	KRW	26,112,304,000	USD	21,585,768	473,631

State Street Bank & Trust Co.	3/4/2016	KRW	601,450,000	USD	500,000	13,720
State Street Bank & Trust Co.	3/4/2016	KRW	861,214,000	USD	696,719	416
State Street Bank & Trust Co.	3/4/2016	KRW	746,759,400	USD	617,565	13,800
State Street Bank & Trust Co.	3/4/2016	KRW	181,130,000	USD	149,103	2,657
Bank of Montreal	3/4/2016	USD	1,830,503	KRW	2,194,755,000	(56,015)
JP Morgan & Chase Co.	3/4/2016	USD	21,024,399	KRW	26,112,304,000	87,738
State Street Bank & Trust Co.	3/4/2016	USD	1,174,180	KRW	1,458,249,400	4,834
State Street Bank & Trust Co.	3/4/2016	USD	771,009	KRW	932,304,000	(17,229)
JP Morgan & Chase Co.	4/4/2016	CZK	1,582,500	USD	63,576	(79)
State Street Bank & Trust Co.	4/4/2016	CZK	215,000	USD	8,638	(10)
The Bank of New York Mellon	4/4/2016	CZK	4,878,100	USD	195,857	(362)
State Street Bank & Trust Co.	4/4/2016	EUR	7,000	USD	7,614	(10)
JP Morgan & Chase Co.	4/4/2016	HUF	190,696,500	USD	667,911	(786)
State Street Bank & Trust Co.	4/4/2016	HUF	13,629,700	USD	47,736	(58)
The Bank of New York Mellon	4/4/2016	HUF	942,300	USD	3,300	(4)
Bank of Montreal	4/4/2016	PLN	50,500	USD	12,625	(13)
JP Morgan & Chase Co.	4/4/2016	PLN	17,992,000	USD	4,497,719	(4,787)
State Street Bank & Trust Co.	4/4/2016	PLN	409,000	USD	102,232	(120)
Bank of Montreal	4/4/2016	USD	136,121	PLN	544,500	141
State Street Bank & Trust Co.	4/4/2016	USD	17,720	CZK	441,000	18
State Street Bank & Trust Co.	4/4/2016	USD	6,442	EUR	5,924	9
State Street Bank & Trust Co.	4/4/2016	USD	8,534	HUF	2,436,000	9
State Street Bank & Trust Co.	4/4/2016	USD	2,339,133	PLN	9,357,000	2,460
Bank of Montreal	4/5/2016	AED	1,520,000	USD	413,769	(15)
JP Morgan & Chase Co.	4/5/2016	AED	2,137,000	USD	581,439	(309)
State Street Bank & Trust Co.	4/5/2016	AED	1,000	USD	272	0
State Street Bank & Trust Co.	4/5/2016	AED	523,000	USD	142,355	(19)
The Bank of New York Mellon	4/5/2016	AED	247,321	USD	67,323	(5)
JP Morgan & Chase Co.	4/5/2016	BRL	18,292,797	USD	4,557,476	47,808
State Street Bank & Trust Co.	4/5/2016	BRL	38,000	USD	9,452	84
State Street Bank & Trust Co.	4/5/2016	BRL	1,506,000	USD	375,093	3,824
The Bank of New York Mellon	4/5/2016	BRL	9,697,284	USD	2,414,181	23,539
JP Morgan & Chase Co.	4/5/2016	CLP	1,993,592,800	USD	2,858,239	8,515
JP Morgan & Chase Co.	4/5/2016	COP	1,932,085,100	USD	580,289	(3,732)
JP Morgan & Chase Co.	4/5/2016	EGP	10,659,002	USD	1,299,878	7,174
The Bank of Nova Scotia	4/5/2016	EGP	88,000	USD	10,864	192
JP Morgan & Chase Co.	4/5/2016	HKD	289,039,563	USD	37,176,702	7,219
State Street Bank & Trust Co.	4/5/2016	HKD	3,036,000	USD	390,480	61
JP Morgan & Chase Co.	4/5/2016	IDR	56,621,179,500	USD	4,212,259	3,776
State Street Bank & Trust Co.	4/5/2016	IDR	1,508,341,000	USD	112,111	0
State Street Bank & Trust Co.	4/5/2016	IDR	3,250,029,000	USD	241,566	1
JP Morgan & Chase Co.	4/5/2016	KRW	26,112,304,000	USD	21,001,572	(92,470)
State Street Bank & Trust Co.	4/5/2016	KRW	28,085,000	USD	22,629	(59)
State Street Bank & Trust Co.	4/5/2016	KRW	1,458,249,400	USD	1,173,075	(4,928)
State Street Bank & Trust Co.	4/5/2016	KRW	98,927,000	USD	79,581	(334)
JP Morgan & Chase Co.	4/5/2016	MXN	119,015,000	USD	6,561,458	17,993
State Street Bank & Trust Co.	4/5/2016	MXN	288,000	USD	15,872	38
State Street Bank & Trust Co.	4/5/2016	MXN	2,877,000	USD	158,593	415
The Bank of New York Mellon	4/5/2016	MXN	1,369,662	USD	75,514	209

JP Morgan & Chase Co.	4/5/2016	MYR	22,826,332	USD	5,422,447	10,295
State Street Bank & Trust Co.	4/5/2016	MYR	204,000	USD	48,422	53
State Street Bank & Trust Co.	4/5/2016	MYR	30,000	USD	7,134	21
JP Morgan & Chase Co.	4/5/2016	PHP	93,717,000	USD	1,971,869	4,771
State Street Bank & Trust Co.	4/5/2016	PHP	9,596,000	USD	201,851	433
State Street Bank & Trust Co.	4/5/2016	PHP	27,766,216	USD	584,060	1,254
JP Morgan & Chase Co.	4/5/2016	QAR	1,199,000	USD	328,703	(285)
State Street Bank & Trust Co.	4/5/2016	QAR	159,000	USD	43,636	8
The Bank of New York Mellon	4/5/2016	QAR	2,345,080	USD	643,528	72
JP Morgan & Chase Co.	4/5/2016	RUB	97,878,155	USD	1,292,522	5,796
State Street Bank & Trust Co.	4/5/2016	RUB	2,300,000	USD	30,375	139
State Street Bank & Trust Co.	4/5/2016	RUB	1,488,000	USD	19,675	113
State Street Bank & Trust Co.	4/5/2016	RUB	67,536,198	USD	892,982	5,138
JP Morgan & Chase Co.	4/5/2016	THB	119,770,000	USD	3,358,100	0
State Street Bank & Trust Co.	4/5/2016	THB	6,256,000	USD	175,403	(2)
JP Morgan & Chase Co.	4/5/2016	TRY	9,388,172	USD	3,145,134	12,602
State Street Bank & Trust Co.	4/5/2016	TRY	273,000	USD	91,446	354
State Street Bank & Trust Co.	4/5/2016	TRY	16,000	USD	5,348	9
Bank of Montreal	4/5/2016	USD	200,459	CLP	139,820,000	(594)
Bank of Montreal	4/5/2016	USD	14,725	COP	49,081,500	111
Bank of Montreal	4/5/2016	USD	354,051	IDR	4,761,989,500	(107)
Bank of Montreal	4/5/2016	USD	1,766,545	KRW	2,194,755,000	6,422
Bank of Montreal	4/5/2016	USD	423,297	MYR	1,777,000	(1,968)
Bank of Montreal	4/5/2016	USD	209,499	PHP	9,947,000	(714)
Bank of Montreal	4/5/2016	USD	193,704	THB	6,907,500	(33)
Bank of Montreal	4/5/2016	USD	155,297	TRY	463,500	(642)
State Street Bank & Trust Co.	4/5/2016	USD	250,547	BRL	1,005,945	(2,554)
State Street Bank & Trust Co.	4/5/2016	USD	462,560	CLP	322,289,000	(1,867)
State Street Bank & Trust Co.	4/5/2016	USD	8,860	CLP	6,187,000	(16)
State Street Bank & Trust Co.	4/5/2016	USD	27,459	CLP	19,132,000	(111)
State Street Bank & Trust Co.	4/5/2016	USD	461,516	COP	1,537,539,000	3,244
State Street Bank & Trust Co.	4/5/2016	USD	5,273,163	HKD	40,997,000	(1,092)
State Street Bank & Trust Co.	4/5/2016	USD	15,821	HKD	123,000	(4)
State Street Bank & Trust Co.	4/5/2016	USD	221,396	MYR	932,741	(242)
State Street Bank & Trust Co.	4/5/2016	USD	952,994	THB	33,964,710	(695)
State Street Bank & Trust Co.	4/5/2016	USD	420,301	TRY	1,254,500	(1,714)
The Bank of New York Mellon	4/5/2016	USD	3,200,239	HKD	24,880,900	(642)
The Bank of New York Mellon	4/5/2016	USD	173,366	MXN	3,144,500	(481)
The Bank of New York Mellon	4/5/2016	USD	63,390	QAR	231,000	(7)
The Bank of New York Mellon	4/5/2016	USD	90,627	RUB	6,878,000	(208)
The Bank of New York Mellon	4/5/2016	USD	265,197	TRY	791,600	(1,065)
The Bank of Nova Scotia	4/5/2016	USD	849,937	EGP	6,757,000	(30,460)
Bank of Montreal	4/5/2016	ZAR	10,202,230	USD	642,078	3,917
JP Morgan & Chase Co.	4/5/2016	ZAR	127,026,616	USD	7,993,922	48,266
State Street Bank & Trust Co.	4/5/2016	ZAR	2,885,000	USD	181,457	997
State Street Bank & Trust Co.	4/5/2016	ZAR	1,368,000	USD	86,086	516
State Street Bank & Trust Co.	4/5/2016	ZAR	361,000	USD	22,719	138
The Bank of New York Mellon	4/5/2016	ZAR	1,642,900	USD	103,394	629
JP Morgan & Chase Co.	4/6/2016	INR	644,676,144	USD	9,367,297	18,959

State Street Bank & Trust Co.	4/6/2016	INR	3,321,000	USD	48,291	134
State Street Bank & Trust Co.	4/6/2016	INR	33,564,640	USD	488,000	1,285
Bank of Montreal	4/6/2016	USD	630,230	INR	43,290,500	(2,482)
State Street Bank & Trust Co.	4/6/2016	USD	1,790,110	INR	123,087,946	(5,233)
State Street Bank & Trust Co.	4/6/2016	USD	337,086	INR	23,178,000	(985)
JP Morgan & Chase Co.	4/7/2016	TWD	487,572,884	USD	14,608,925	(66,470)
State Street Bank & Trust Co.	4/7/2016	TWD	24,463,000	USD	733,677	(2,632)
State Street Bank & Trust Co.	4/7/2016	TWD	87,484,906	USD	2,622,528	(10,669)
Bank of Montreal	4/7/2016	USD	1,407,673	TWD	46,861,500	2,806

Total net unrealized depreciation						$(158,125)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 29, 2016.

Currency Abbreviations

AED     Arab Emirates Dirham

BRL     Brazilian Real

CLP     Chilean Peso

COP     Colombian Peso

CZK     Czech Kronua

EGP     Egyptian Pound

EUR     Euro

HKD     Hong Kong Dollar

HUF     Hungarian Forint

IDR     Indonesian Rupiah

INR     Indian Rupee

KRW     South Korean Won

MXN     Mexican Peso

MYR     Malaysian Ringgit

PHP     Phillippine Peso

PLN     Polish Zloty

QAR     Qatari Rial

RUB     Russian Ruble

THB     Thai Baht

TRY     Turkish New Lira

TWD     New Taiwan Dollar

USD     U.S. Dollar

ZAR     South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks (d)	$123,314,726	$—	$77,646	$123,392,372
Preferred Stocks (d)	3,634,388	—	—	3,634,388
Rights	472	—	—	472
Short-Term Investments	2,642,273	—	—	2,642,273
Derivatives (e)
Forward Foreign Currency Exchange Contracts	—	1,209,799	—	1,209,799

Total	$129,591,859	$1,209,799	$77,646	$130,879,304

	Level 1	Level 2	Level 3	Total

Liabilities
Derivatives (e)
Futures Contracts	$(5,700)	$—	$—	$(5,700)
Forward Foreign Currency Exchange Contracts	—	(1,367,924)	—	(1,367,924)

Total	$(5,700)	$(1,367,924)	$—	$(1,373,624)

During the period ended February 29, 2016, the amount of transfers between Level 1 and Level 3 was $26,177 and between Level 3 and Level 1 was $318,571. Investments were transferred from Level 1 to Level 3 as a result of a halt in trading on a securities exchange. Investments were transferred from Level 3 to Level 1 as a result of of the resumption of trading on a securities exchange.

Transfers between price levels are recognized at the beginning of the reporting period.

(d)	See Schedule of investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Europe Hedged Equity ETF

February 29, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.9%
Australia - 0.3%
BHP Billiton PLC	974,344	$9,872,680

Austria - 0.3%
ANDRITZ AG	36,181	1,737,140
Erste Group Bank AG*	129,516	3,342,726
OMV AG	68,239	1,794,982
Raiffeisen Bank International AG*	54,340	725,329
voestalpine AG	52,739	1,531,843

		9,132,020

Belgium - 2.2%
Ageas	93,350	3,453,251
Anheuser-Busch InBev NV	370,959	41,807,746
Colruyt SA	32,646	1,756,528
Delhaize Group	48,191	4,899,625
Groupe Bruxelles Lambert SA	37,330	2,859,730
KBC Groep NV	116,319	6,187,719
Proximus SA	70,627	2,233,889
Solvay SA (a)	34,448	3,203,689
Telenet Group Holding NV*	24,365	1,282,738
UCB SA	58,659	4,368,604
Umicore SA	44,189	2,005,292

		74,058,811

Chile - 0.0%
Antofagasta PLC (a)	182,902	1,257,583

Denmark - 3.1%
A.P. Moeller - Maersk A/S, Class A	1,761	2,261,331
A.P. Moeller - Maersk A/S, Class B	3,192	4,205,972
Carlsberg A/S, Class B	49,586	4,291,955
Chr Hansen Holding A/S	45,783	2,830,369
Coloplast A/S, Class B	51,454	3,902,095
Danske Bank A/S	325,709	8,911,236
DSV A/S	89,308	3,662,529
Genmab A/S*	24,800	3,050,788
ISS A/S	68,865	2,400,335
Novo Nordisk A/S, Class B	903,930	46,931,037
Novozymes A/S, Class B (a)	108,225	4,656,128
Pandora A/S	51,023	6,466,378
TDC A/S	376,704	1,604,200
Tryg A/S	53,813	984,147
Vestas Wind Systems A/S	103,371	7,005,623
William Demant Holding A/S*	11,428	994,993

		104,159,116

Finland - 1.6%
Elisa OYJ (a)	65,933	2,359,054
Fortum OYJ (a)	206,057	2,741,479
Kone OYJ, Class B*	155,419	6,923,554
Metso OYJ (a)	52,361	1,162,008
Neste OYJ	59,487	1,870,860
Nokia OYJ	2,523,115	15,384,513
Nokian Renkaat OYJ (a)	53,150	1,752,509
Orion OYJ, Class B (a)	47,230	1,603,037
Sampo OYJ, Class A (a)	206,230	9,305,971
Stora Enso OYJ, Class R	255,491	2,117,882
UPM-Kymmene OYJ (a)	247,596	4,215,305
Wartsila OYJ Abp (a)	68,566	2,769,522

		52,205,694

France - 15.1%
Accor SA	97,474	4,151,372
Aeroports de Paris	13,761	1,619,003
Air Liquide SA	158,731	16,608,010
Airbus Group SE	272,660	17,731,620
Alstom SA*	71,087	1,559,794
Arkema SA	30,966	1,899,920
Atos SE	40,496	2,962,617
AXA SA	907,229	20,029,821
BNP Paribas SA	488,659	22,858,380
Bollore SA (a)	402,521	1,556,680
Bouygues SA	93,985	3,687,360
Bureau Veritas SA	123,069	2,460,068
Cap Gemini SA	75,876	6,330,979
Carrefour SA	256,898	6,817,617
Casino Guichard-Perrachon SA (a)	26,152	1,182,080
Christian Dior SE	25,306	4,469,376
Cie de Saint-Gobain	219,939	8,558,394
Cie Generale des Etablissements Michelin	86,073	7,809,156
CNP Assurances	79,670	1,182,171
Credit Agricole SA	489,639	5,106,044
Danone SA	271,929	19,000,478
Dassault Systemes SA	59,294	4,508,135
Edenred	96,375	1,696,344

Electricite de France	112,220	1,187,219
Engie	674,070	10,475,055
Essilor International SA	94,734	11,300,186
Eurazeo SA	18,540	1,087,907
Eutelsat Communications SA	78,999	2,401,579
Fonciere des Regions REIT	13,982	1,149,449
Gecina SA REIT (a)	16,071	1,993,053
Groupe Eurotunnel SE	216,865	2,182,475
Hermes International	12,239	4,187,335
ICADE REIT	15,470	1,080,093
Iliad SA	12,245	3,012,496
Imerys SA	16,723	1,015,125
Ingenico Group	25,491	2,585,593
JCDecaux SA (a)	34,418	1,355,393
Kering	34,950	6,109,901
Klepierre REIT	102,022	4,262,940
Lagardere SCA	54,694	1,582,380
Legrand SA	123,391	6,163,241
L’Oreal SA	116,194	19,718,750
LVMH Moet Hennessy Louis Vuitton SE	128,925	21,570,716
Natixis SA	435,386	2,337,872
Numericable-SFR SA	50,872	1,864,174
Orange SA	916,491	15,967,107
Pernod Ricard SA	97,956	10,454,792
Peugeot SA*	205,420	3,101,725
Publicis Groupe SA	87,549	5,443,955
Remy Cointreau SA (a)	11,369	787,830
Renault SA	88,675	8,116,612
Rexel SA	140,086	1,723,568
Safran SA	144,289	8,995,695
Sanofi	542,006	43,154,583
Schneider Electric SE	257,519	15,343,453
SCOR SE	71,177	2,497,513
Societe BIC SA	13,301	1,849,210
Societe Generale SA	334,730	11,807,167
Sodexo SA (a)	43,676	4,450,558
Suez Environnement Co.	137,990	2,393,554
Technip SA	48,564	2,417,264
Thales SA	48,447	3,868,951
Total SA	1,007,834	45,362,617
Unibail-Rodamco SE REIT	45,506	11,373,530
Valeo SA	36,907	5,131,102
Veolia Environnement SA	208,670	4,742,087
Vinci SA	221,366	15,368,759
Vivendi SA	536,313	11,161,033
Wendel SA	13,383	1,274,766
Zodiac Aerospace	93,613	1,568,296

		510,764,078

Germany - 12.9%
adidas AG	96,516	10,337,850
Allianz SE	210,824	31,477,736
Axel Springer SE	20,657	1,048,985
BASF SE	423,714	27,739,337
Bayer AG	381,489	40,018,912
Bayerische Motoren Werke AG	152,743	12,487,094
Beiersdorf AG	46,717	4,063,165
Brenntag AG	71,631	3,487,106
Commerzbank AG*	493,864	4,028,857
Continental AG	50,747	10,190,915
Daimler AG	444,185	30,490,485
Deutsche Bank AG (b)	636,288	11,064,644
Deutsche Boerse AG	89,035	7,377,612
Deutsche Lufthansa AG*(a)	107,259	1,608,465
Deutsche Post AG	446,997	10,666,289
Deutsche Telekom AG	1,487,603	25,035,049
Deutsche Wohnen AG	156,545	4,151,021
E.ON SE	923,104	8,420,246
Evonik Industries AG	64,906	1,964,324
Fraport AG Frankfurt Airport Services Worldwide	19,270	1,117,117
Fresenius Medical Care AG & Co. KGaA	100,881	8,534,785
Fresenius SE & Co. KGaA	175,999	11,656,172
GEA Group AG	84,738	3,749,530
Hannover Rueck SE	27,980	2,885,540
HeidelbergCement AG	65,289	4,809,101
Henkel AG & Co. KGaA	48,266	4,281,898
Hugo Boss AG	31,052	1,774,805
Infineon Technologies AG	523,797	6,418,969
K+S AG (a)	88,854	1,872,793
Kabel Deutschland Holding AG	10,322	1,281,772
LANXESS AG	42,504	1,775,316
Linde AG	85,683	11,977,574
MAN SE	16,323	1,678,042
Merck KGaA	59,874	5,107,176

Metro AG	82,645	2,040,412
Muenchener Rueckversicherungs-Gesellschaft AG	76,969	15,201,386
OSRAM Licht AG	41,244	1,936,481
ProSiebenSat.1 Media SE	101,400	5,214,835
RWE AG	226,946	2,602,161
SAP SE	453,388	34,495,841
Siemens AG	365,782	34,006,059
Symrise AG	57,131	3,675,566
Telefonica Deutschland Holding AG	276,011	1,342,162
ThyssenKrupp AG	170,709	2,899,810
TUI AG	231,333	3,451,626
United Internet AG	56,971	2,795,746
Volkswagen AG (a)	16,407	2,298,879
Vonovia SE	214,976	6,716,538
Zalando SE, 144A*	40,051	1,255,243

		434,511,427

Ireland - 1.4%
Bank of Ireland*	12,738,488	3,630,699
CRH PLC	379,570	9,786,137
Experian PLC	446,176	7,346,531
Kerry Group PLC, Class A	73,467	6,429,681
Paddy Power Betfair PLC	37,326	5,678,649
Shire PLC	273,288	14,408,604

		47,280,301

Italy - 3.1%
Assicurazioni Generali SpA	538,664	7,506,512
Atlantia SpA	191,500	4,751,877
Banca Monte dei Paschi di Siena SpA*	16	9
Banco Popolare SC*	168,049	1,384,808
Enel Green Power SpA	811,912	1,582,771
Enel SpA	3,253,476	13,109,607
Eni SpA	1,173,569	16,532,917
EXOR SpA	45,586	1,513,020
Ferrari NV*	58,471	2,263,808
Finmeccanica SpA*	187,660	1,946,541
Intesa Sanpaolo SpA	5,851,672	14,908,637
Intesa Sanpaolo SpA-RSP	432,492	1,024,724
Luxottica Group SpA	78,508	4,505,131
Mediobanca SpA	261,540	1,781,080
Prysmian SpA	90,392	1,848,668
Saipem SpA*(a)	2,824,615	1,167,653
Snam SpA	974,385	5,276,629
Telecom Italia SpA*(a)	5,322,256	5,205,070
Telecom Italia SpA-RSP	2,795,761	2,170,027
Terna Rete Elettrica Nazionale SpA	699,379	3,654,994
UniCredit SpA	2,202,229	8,231,647
Unione di Banche Italiane SpA	418,381	1,618,471
UnipolSai SpA	515,913	1,063,547

		103,048,148

Jersey Island - 0.1%
Randgold Resources Ltd.	43,191	3,898,474

Luxembourg - 0.3%
ArcelorMittal (a)	463,531	1,802,710
Millicom International Cellular SA SDR (a)	29,103	1,402,489
RTL Group SA	17,857	1,499,480
SES SA FDR	151,418	3,987,892
Tenaris SA	219,010	2,394,424

		11,086,995

Mexico - 0.0%
Fresnillo PLC (c)	102,547	1,427,297

Netherlands - 6.0%
Aegon NV	840,462	4,231,385
AerCap Holdings NV*	41,205	1,472,255
Akzo Nobel NV	114,230	6,740,171
Altice NV, Class A*(a)	170,990	2,464,664
Altice NV, Class B*	50,720	745,428
ASML Holding NV	159,925	14,721,785
Gemalto NV	37,227	2,371,944
Heineken Holding NV	46,723	3,398,351
Heineken NV	106,289	8,574,901
ING Groep NV	1,785,120	21,157,568
Koninklijke Ahold NV	384,914	8,466,735
Koninklijke Boskalis Westminster NV	40,739	1,487,760
Koninklijke DSM NV	84,202	4,172,361
Koninklijke KPN NV	1,485,792	5,510,057
Koninklijke Philips NV	439,405	11,202,141
Koninklijke Vopak NV	32,609	1,490,080
NN Group NV	110,773	3,422,341
NXP Semiconductors NV*	62,797	4,473,658

OCI NV*(a)	39,160	714,622
QIAGEN NV*	102,552	2,196,650
Randstad Holding NV	59,496	3,085,023
Royal Dutch Shell PLC, Class A	1,817,315	41,672,254
Royal Dutch Shell PLC, Class B	1,834,705	42,007,178
TNT Express NV	229,229	1,962,276
Wolters Kluwer NV	140,113	5,303,546

		203,045,134

Norway - 0.9%
DNB ASA	453,335	5,235,296
Gjensidige Forsikring ASA	92,837	1,459,362
Norsk Hydro ASA	623,900	2,485,563
Orkla ASA	378,124	3,121,886
Schibsted ASA, Class A	35,075	964,890
Schibsted ASA, Class B*	41,302	1,084,934
Statoil ASA (a)	514,847	7,519,340
Telenor ASA	348,282	5,218,727
Yara International ASA	82,915	3,226,087

		30,316,085

Portugal - 0.2%
Banco Comercial Portugues SA, Class R*(a)	19,140,366	716,275
EDP - Energias de Portugal SA	1,074,305	3,338,942
Galp Energia SGPS SA	178,922	1,967,823
Jeronimo Martins SGPS SA	116,766	1,654,494

		7,677,534

South Africa - 0.2%
Investec PLC	257,755	1,700,142
Mediclinic International PLC	170,054	2,102,982
Mondi PLC	170,402	3,064,281

		6,867,405

Spain - 4.7%
Abertis Infraestructuras SA	240,652	3,625,854
ACS Actividades de Construccion y Servicios SA	89,160	2,324,441
Aena SA, 144A*	31,360	3,571,855
Amadeus IT Holding SA, Class A	202,439	8,184,637
Banco Bilbao Vizcaya Argentaria SA	2,937,085	18,707,446
Banco de Sabadell SA	2,343,884	3,740,566
Banco Popular Espanol SA	796,012	1,912,008
Banco Santander SA	6,658,937	27,186,579
Bankia SA	2,137,287	1,827,496
Bankinter SA	312,807	2,075,421
CaixaBank SA (a)	1,216,879	3,504,067
Distribuidora Internacional de Alimentacion SA*	272,795	1,378,160
Enagas SA	99,642	2,814,504
Endesa SA	147,335	2,673,456
Ferrovial SA	208,939	4,052,677
Gas Natural SDG SA (a)	162,513	2,850,749
Grifols SA	138,322	3,039,581
Iberdrola SA	2,534,529	16,443,944
Industria de Diseno Textil SA	503,222	15,667,523
Mapfre SA (a)	499,958	978,987
Red Electrica Corp. SA	50,204	3,995,064
Repsol SA	509,375	5,277,498
Telefonica SA	2,079,022	20,906,922
Zardoya Otis SA (a)	83,963	899,695

		157,639,130

Sweden - 4.5%
Alfa Laval AB	136,199	2,147,534
Assa Abloy AB, Class B	462,382	8,916,212
Atlas Copco AB, Class A	309,785	7,012,075
Atlas Copco AB, Class B	181,027	3,822,735
Boliden AB	126,803	1,916,444
Electrolux AB, Series B	111,629	2,629,755
Getinge AB, Class B	92,908	2,069,361
Hennes & Mauritz AB, Class B	437,996	14,277,835
Hexagon AB, Class B	119,776	4,094,727
Husqvarna AB, Class B	193,146	1,228,333
ICA Gruppen AB (a)	35,943	1,072,180
Industrivarden AB, Class C	76,179	1,177,138
Investment AB Kinnevik, Class B	109,237	2,725,232
Investor AB, Class B	210,125	6,996,927
Lundin Petroleum AB*	101,061	1,580,507
Nordea Bank AB	1,401,247	14,017,625
Sandvik AB	494,575	4,522,997
Securitas AB, Class B	145,296	2,184,060
Skandinaviska Enskilda Banken AB, Class A	704,551	6,920,553
Skanska AB, Class B	176,353	3,769,349
SKF AB, Class B	184,744	3,059,701
Svenska Cellulosa AB SCA, Class B	273,310	8,194,336

Svenska Handelsbanken AB, Class A	690,799	8,883,240
Swedbank AB, Class A	417,775	8,490,320
Swedish Match AB	91,113	2,944,570
Tele2 AB, Class B	148,088	1,229,764
Telefonaktiebolaget LM Ericsson, Class B	1,403,937	12,978,692
TeliaSonera AB	1,205,249	5,560,403
Volvo AB, Class B	711,261	7,177,532

		151,600,137

Switzerland - 14.9%
ABB Ltd.*	1,014,449	18,185,916
Actelion Ltd.*	47,385	6,615,392
Adecco SA*	76,826	4,481,837
Aryzta AG*	40,464	1,935,464
Baloise Holding AG	23,259	2,935,037
Barry Callebaut AG*	1,029	1,084,134
Chocoladefabriken Lindt & Spruengli AG	48	3,298,948
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	456	2,612,238
Cie Financiere Richemont SA	240,810	15,386,758
Coca-Cola HBC AG CDI*(a)	92,804	1,776,073
Credit Suisse Group AG*	828,503	11,151,808
Dufry AG*(a)	18,689	1,961,550
EMS-Chemie Holding AG	3,821	1,779,434
Galenica AG	1,800	2,711,267
Geberit AG	17,438	6,309,814
Givaudan SA*	4,260	7,999,499
Glencore PLC*	5,644,509	10,468,507
Julius Baer Group Ltd.*	103,726	4,161,506
Kuehne + Nagel International AG	25,049	3,261,262
LafargeHolcim Ltd.*	209,986	8,321,629
Lonza Group AG*	24,512	3,731,421
Nestle SA	1,470,877	103,263,373
Novartis AG	1,049,711	75,324,780
Pargesa Holding SA (a)	14,340	845,177
Partners Group Holding AG	7,466	2,712,360
Roche Holding AG	324,108	83,420,887
Schindler Holding AG	9,469	1,610,252
Schindler Holding AG Participation Certificates	20,505	3,439,747
SGS SA	2,526	5,105,126
Sika AG	993	3,782,052
Sonova Holding AG	24,589	2,957,575
STMicroelectronics NV	295,732	1,703,795
Sulzer AG	6,371	601,050
Swatch Group AG (The) - Bearer (a)	14,333	4,988,200
Swatch Group AG (The) - Registered	23,078	1,608,642
Swiss Life Holding AG*	14,950	3,653,280
Swiss Prime Site AG*	30,699	2,565,680
Swiss Re AG	162,465	14,456,700
Swisscom AG	11,949	5,854,232
Syngenta AG	42,878	17,249,968
Transocean Ltd. (a)	168,585	1,480,712
UBS Group AG	1,686,987	25,917,256
Wolseley PLC	117,718	6,072,110
Zurich Insurance Group AG*	69,384	14,766,249

		503,548,697

United Kingdom - 27.0%
3i Group PLC	451,197	2,751,255
Aberdeen Asset Management PLC (a)	427,920	1,437,776
Admiral Group PLC	97,290	2,345,349
Aggreko PLC	118,760	1,462,040
Anglo American PLC (a)	650,303	4,346,848
ARM Holdings PLC	648,228	8,986,250
Ashtead Group PLC	233,486	3,002,785
Associated British Foods PLC	164,348	7,791,130
AstraZeneca PLC	583,057	33,329,368
Auto Trader Group PLC, 144A	348,231	1,759,403
Aviva PLC	1,866,474	11,383,759
Babcock International Group PLC	116,955	1,489,468
BAE Systems PLC	1,460,164	10,425,823
Barclays PLC	7,749,007	18,556,330
Barratt Developments PLC	461,974	3,793,682
Berkeley Group Holdings PLC	59,900	2,708,744
BP PLC	8,449,828	41,333,557
British American Tobacco PLC	860,004	46,987,984
British Land Co. PLC REIT	451,623	4,142,408
BT Group PLC	3,882,344	26,288,646
Bunzl PLC	155,415	4,181,346
Burberry Group PLC (a)	206,380	3,791,691

Capita PLC	308,232	4,298,697
Centrica PLC	2,343,549	6,784,670
CNH Industrial NV	440,142	2,937,504
Cobham PLC	528,145	1,899,490
Compass Group PLC	758,694	13,368,778
Croda International PLC	62,925	2,602,935
Diageo PLC	1,160,400	30,024,686
Direct Line Insurance Group PLC	637,905	3,450,247
Dixons Carphone PLC	454,062	2,753,557
easyJet PLC (a)	73,773	1,546,371
Fiat Chrysler Automobiles NV	417,236	2,879,947
G4S PLC (a)	719,868	2,085,049
GKN PLC	795,053	3,043,127
GlaxoSmithKline PLC	2,245,247	43,734,925
Hammerson PLC REIT	363,848	2,782,781
Hargreaves Lansdown PLC	120,921	2,085,280
HSBC Holdings PLC	9,035,010	57,802,585
ICAP PLC	256,667	1,553,284
IMI PLC	126,196	1,493,865
Imperial Brands PLC	442,274	22,914,874
Inmarsat PLC	208,554	2,843,245
InterContinental Hotels Group PLC	109,594	4,156,661
International Consolidated Airlines Group SA (United Kingdom)	377,057	2,890,973
Intertek Group PLC	74,843	3,043,847
Intu Properties PLC REIT	434,933	1,817,291
ITV PLC	1,776,625	6,147,354
J Sainsbury PLC (a)	624,652	2,211,804
Johnson Matthey PLC	89,822	3,196,722
Kingfisher PLC	1,058,659	4,925,880
Land Securities Group PLC REIT	366,737	5,150,356
Legal & General Group PLC	2,744,223	8,670,350
Lloyds Banking Group PLC	26,340,972	26,543,716
London Stock Exchange Group PLC	145,499	5,423,279
Marks & Spencer Group PLC	753,847	4,461,366
Meggitt PLC	359,416	2,091,053
Merlin Entertainments PLC, 144A	329,244	2,102,484
National Grid PLC	1,727,074	23,160,825
Next PLC	67,375	6,343,924
Old Mutual PLC	2,286,344	5,419,355
Pearson PLC	380,829	4,553,177
Persimmon PLC*	142,051	4,318,056
Petrofac Ltd. (a)	120,402	1,517,447
Provident Financial PLC	68,089	3,079,059
Prudential PLC	1,186,348	20,764,021
Reckitt Benckiser Group PLC	293,948	26,838,962
RELX NV	458,941	7,573,795
RELX PLC	512,976	8,867,680
Rexam PLC	326,555	2,777,083
Rio Tinto PLC	572,436	15,169,988
Rolls-Royce Holdings PLC*	848,219	8,016,211
Rolls-Royce Holdings PLC, Class C*	75,008,575	104,400
Royal Bank of Scotland Group PLC*	1,610,783	5,019,755
Royal Mail PLC	417,513	2,642,326
RSA Insurance Group PLC	471,835	2,858,711
SABMiller PLC	448,246	26,066,110
Sage Group PLC (The)	500,345	4,154,047
Schroders PLC	57,623	2,098,094
Segro PLC REIT	346,695	2,004,980
Severn Trent PLC	109,750	3,262,850
Sky PLC	476,312	6,914,602
Smith & Nephew PLC	415,226	6,779,129
Smiths Group PLC	183,211	2,555,116
Sports Direct International PLC*	124,947	703,628
SSE PLC	460,682	8,880,601
St James’s Place PLC	243,031	2,902,287
Standard Chartered PLC	1,510,574	9,050,156
Standard Life PLC	913,575	4,240,640
Tate & Lyle PLC	216,402	1,768,034
Taylor Wimpey PLC	1,509,339	3,911,631
Tesco PLC*	3,755,639	9,430,001
Travis Perkins PLC	115,350	2,877,047
Unilever NV	751,489	32,410,232
Unilever PLC	592,087	25,480,994
United Utilities Group PLC	316,272	4,074,070
Vodafone Group PLC	12,250,103	37,459,429
Weir Group PLC (The)	99,202	1,318,606
Whitbread PLC	84,583	4,616,058
William Hill PLC	410,073	2,342,394
Wm Morrison Supermarkets PLC (a)	1,029,217	2,850,699
Worldpay Group PLC, 144A*	507,500	2,026,553

WPP PLC	597,276	12,660,951

		909,878,389

United States - 0.1%
Carnival PLC	85,269	4,246,419

TOTAL COMMON STOCKS
(Cost $3,885,190,399)		3,337,521,554

PREFERRED STOCKS - 0.7%
Germany - 0.7%
Bayerische Motoren Werke AG	25,297	1,717,490
FUCHS PETROLUB SE	32,171	1,323,776
Henkel AG & Co. KGaA	82,191	8,301,002
Porsche Automobil Holding SE	70,948	3,255,501
Volkswagen AG	85,615	10,030,825

		24,628,594

TOTAL PREFERRED STOCKS
(Cost $35,143,131)		24,628,594

RIGHTS - 0.0%
Italy - 0.0%
Enel Green Power SpA*, expires 03/31/16	822,424	35

Spain - 0.0%
Banco Popular Espanol SA*, expires 03/31/16	806,308	18,420

TOTAL RIGHTS
(Cost $17,781)		18,455

SECURITIES LENDING COLLATERAL - 2.1%
Daily Assets Fund “Capital Shares”, 0.42% (d)(e)
(Cost $69,391,926)	69,391,926	69,391,926

TOTAL INVESTMENTS - 101.7%
(Cost $3,989,743,237)†		$3,431,560,529
Other assets and liabilities, net - (1.7%)		(56,173,859)

NET ASSETS - 100.0%		$3,375,386,670

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.

†	The cost for federal income tax purposes was $4,002,755,968. At February 29, 2016, net unrealized depreciation for all securities based on tax cost was $571,195,439. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $40,582,051 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $611,777,490.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2016 amounted to $60,545,048, which is 1.8% of net assets.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Listed on London Stock Exchange.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

CDI: Chess Depositary Interest

FDR: Fiduciary Depositary Receipt

REIT: Real Estate Investment Trust

RSP: Risparmio (Convertible Savings Shares)

SDR: Swedish Depositary Receipt

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

A summary of the Fund’s transactions of Deutsche Bank AG securities during the period ended February 29, 2016 is as follows:

	Value ($) at 5/31/15	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Income ($)	Value ($) at 2/29/16
Deutsche Bank AG	12,693,883	9,340,419	(2,679,233)	(680,263)	—	11,064,644

At February 29, 2016 the Deutsche X-trackers MSCI Europe Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Total Investments excluding Securities Lending
Financials	692,959,854	20.6%
Consumer Staples	523,384,912	15.6
Health Care	463,044,291	13.8
Consumer Discretionary	404,676,900	12.0
Industrials	387,928,934	11.5
Materials	226,180,235	6.7
Energy	217,387,113	6.5
Telecommunication Services	171,202,968	5.1
Information Technology	140,937,884	4.2
Utilities	134,465,512	4.0

Total	3,362,168,603	100.0%

As of February 29, 2016, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Bank of Montreal	3/2/2016	CHF	91,823,940	USD	89,711,240	$(2,250,643)
Canadian Imperial Bank of Commerce	3/2/2016	CHF	101,699,500	USD	99,358,611	(2,493,667)
JP Morgan & Chase Co.	3/2/2016	CHF	82,512,377	USD	80,609,194	(2,027,138)
RBC Capital Markets	3/2/2016	CHF	103,978,200	USD	101,586,151	(2,548,251)
State Street Bank & Trust Co.	3/2/2016	CHF	98,832,200	USD	96,558,536	(2,422,135)
The Bank of New York Mellon	3/2/2016	CHF	4,268,800	USD	4,191,467	(83,745)
The Bank of New York Mellon	3/2/2016	CHF	1,749,000	USD	1,766,827	15,200
The Bank of New York Mellon	3/2/2016	CHF	20,689,200	USD	20,213,180	(507,101)
The Bank of New York Mellon	3/2/2016	CHF	5,550,200	USD	5,453,402	(105,136)
The Bank of Nova Scotia	3/2/2016	CHF	59,925,994	USD	58,547,208	(1,468,811)
Bank of Montreal	3/2/2016	DKK	102,979,300	USD	14,942,229	(76,227)
Canadian Imperial Bank of Commerce	3/2/2016	DKK	127,186,700	USD	18,454,385	(94,467)
JP Morgan & Chase Co.	3/2/2016	DKK	129,648,031	USD	18,810,971	(96,841)
RBC Capital Markets	3/2/2016	DKK	65,369,000	USD	9,484,841	(48,546)
State Street Bank & Trust Co.	3/2/2016	DKK	123,342,000	USD	17,897,285	(90,859)
The Bank of New York Mellon	3/2/2016	DKK	8,927,100	USD	1,307,506	5,581
The Bank of New York Mellon	3/2/2016	DKK	5,639,000	USD	823,766	1,377
The Bank of New York Mellon	3/2/2016	DKK	41,722,800	USD	6,053,933	(30,902)
The Bank of New York Mellon	3/2/2016	DKK	2,615,700	USD	389,882	8,409
The Bank of Nova Scotia	3/2/2016	DKK	189,414,000	USD	27,483,767	(140,288)
Bank of Montreal	3/2/2016	EUR	273,629,271	USD	296,272,093	(1,396,928)
Canadian Imperial Bank of Commerce	3/2/2016	EUR	309,904,770	USD	335,552,489	(1,579,022)
JP Morgan & Chase Co.	3/2/2016	EUR	248,356,997	USD	268,898,852	(1,277,594)
RBC Capital Markets	3/2/2016	EUR	321,406,958	USD	348,005,955	(1,638,271)
State Street Bank & Trust Co.	3/2/2016	EUR	309,939,100	USD	335,595,859	(1,572,998)
The Bank of New York Mellon	3/2/2016	EUR	22,852,500	USD	24,967,042	106,831
The Bank of New York Mellon	3/2/2016	EUR	2,500	USD	2,758	39
The Bank of New York Mellon	3/2/2016	EUR	98,400	USD	107,505	460
The Bank of New York Mellon	3/2/2016	EUR	7,600	USD	8,464	196
The Bank of New York Mellon	3/2/2016	EUR	44,118,979	USD	47,768,060	(227,000)
The Bank of New York Mellon	3/2/2016	EUR	9,875,700	USD	10,761,649	18,318
The Bank of New York Mellon	3/2/2016	EUR	1,781,500	USD	1,981,349	43,335
The Bank of Nova Scotia	3/2/2016	EUR	155,637,000	USD	168,518,296	(792,221)
Bank of Montreal	3/2/2016	GBP	131,926,508	USD	187,142,105	3,520,648
Canadian Imperial Bank of Commerce	3/2/2016	GBP	158,902,300	USD	225,404,502	4,236,882
JP Morgan & Chase Co.	3/2/2016	GBP	115,685,825	USD	164,099,765	3,082,846
RBC Capital Markets	3/2/2016	GBP	157,012,396	USD	222,726,010	4,188,845
State Street Bank & Trust Co.	3/2/2016	GBP	156,276,500	USD	221,684,466	4,171,557
The Bank of New York Mellon	3/2/2016	GBP	7,693,500	USD	11,089,572	381,401
The Bank of New York Mellon	3/2/2016	GBP	659,482	USD	925,000	7,102
The Bank of New York Mellon	3/2/2016	GBP	6,205,000	USD	8,958,283	321,875
The Bank of New York Mellon	3/2/2016	GBP	20,618,100	USD	29,247,187	549,956
The Bank of Nova Scotia	3/2/2016	GBP	48,104,929	USD	68,237,804	1,283,124
Bank of Montreal	3/2/2016	NOK	44,034,700	USD	5,043,835	(16,170)
Canadian Imperial Bank of Commerce	3/2/2016	NOK	58,557,800	USD	6,707,306	(21,542)
JP Morgan & Chase Co.	3/2/2016	NOK	47,789,092	USD	5,473,903	(17,518)
RBC Capital Markets	3/2/2016	NOK	25,933,500	USD	2,970,508	(9,498)
State Street Bank & Trust Co.	3/2/2016	NOK	57,271,500	USD	6,560,084	(20,956)

The Bank of New York Mellon	3/2/2016	NOK	1,411,600	USD	162,405	199
The Bank of New York Mellon	3/2/2016	NOK	282,600	USD	32,980	506
The Bank of New York Mellon	3/2/2016	NOK	3,395,700	USD	389,714	(484)
The Bank of New York Mellon	3/2/2016	NOK	12,309,600	USD	1,409,962	(4,528)
The Bank of Nova Scotia	3/2/2016	NOK	46,399,000	USD	5,314,617	(17,069)
Bank of Montreal	3/2/2016	SEK	248,313,700	USD	28,981,592	(20,750)
Canadian Imperial Bank of Commerce	3/2/2016	SEK	297,545,500	USD	34,727,330	(25,148)
JP Morgan & Chase Co.	3/2/2016	SEK	221,079,146	USD	25,803,039	(18,384)
RBC Capital Markets	3/2/2016	SEK	286,115,200	USD	33,394,244	(23,207)
State Street Bank & Trust Co.	3/2/2016	SEK	289,861,700	USD	33,832,389	(22,642)
The Bank of New York Mellon	3/2/2016	SEK	40,855,800	USD	4,768,557	(3,286)
The Bank of New York Mellon	3/2/2016	SEK	15,257,300	USD	1,783,497	1,487
The Bank of New York Mellon	3/2/2016	SEK	9,448,400	USD	1,109,125	5,579
The Bank of New York Mellon	3/2/2016	SEK	1,714,200	USD	203,069	2,855
The Bank of Nova Scotia	3/2/2016	SEK	65,375,500	USD	7,630,416	(5,258)
Bank of Montreal	3/2/2016	USD	2,638,529	CHF	2,647,500	12,948
Bank of Montreal	3/2/2016	USD	84,019,518	CHF	83,683,440	(210,364)
Bank of Montreal	3/2/2016	USD	1,188,586	CHF	1,153,500	(33,353)
Bank of Montreal	3/2/2016	USD	4,446,296	CHF	4,339,500	(100,277)
Bank of Montreal	3/2/2016	USD	13,368,046	DKK	91,770,300	15,694
Bank of Montreal	3/2/2016	USD	235,601	DKK	1,556,000	(8,675)
Bank of Montreal	3/2/2016	USD	900,544	DKK	5,969,500	(29,955)
Bank of Montreal	3/2/2016	USD	548,743	DKK	3,683,500	(11,543)
Bank of Montreal	3/2/2016	USD	8,538,565	EUR	7,680,500	(183,294)
Bank of Montreal	3/2/2016	USD	14,258,727	EUR	12,664,000	(482,129)
Bank of Montreal	3/2/2016	USD	264,773,778	EUR	243,683,013	318,051
Bank of Montreal	3/2/2016	USD	7,000,000	EUR	6,215,758	(238,156)
Bank of Montreal	3/2/2016	USD	3,826,031	EUR	3,386,000	(142,553)
Bank of Montreal	3/2/2016	USD	2,465,580	GBP	1,704,500	(93,177)
Bank of Montreal	3/2/2016	USD	167,328,169	GBP	120,069,008	(210,533)
Bank of Montreal	3/2/2016	USD	5,520,158	GBP	3,780,500	(258,282)
Bank of Montreal	3/2/2016	USD	9,246,453	GBP	6,372,500	(376,911)
Bank of Montreal	3/2/2016	USD	4,565,964	NOK	39,804,700	7,975
Bank of Montreal	3/2/2016	USD	157,208	NOK	1,345,000	(2,655)
Bank of Montreal	3/2/2016	USD	73,006	NOK	626,500	(1,015)
Bank of Montreal	3/2/2016	USD	263,174	NOK	2,258,500	(3,651)
Bank of Montreal	3/2/2016	USD	796,218	SEK	6,708,500	(12,684)
Bank of Montreal	3/2/2016	USD	1,364,723	SEK	11,482,000	(23,658)
Bank of Montreal	3/2/2016	USD	26,436,761	SEK	227,062,700	83,523
Bank of Montreal	3/2/2016	USD	363,887	SEK	3,060,500	(6,430)
Canadian Imperial Bank of Commerce	3/2/2016	USD	4,446,573	CHF	4,339,500	(100,554)
Canadian Imperial Bank of Commerce	3/2/2016	USD	33,388,372	CHF	34,174,000	836,966
Canadian Imperial Bank of Commerce	3/2/2016	USD	63,439,759	CHF	63,186,000	(158,838)
Canadian Imperial Bank of Commerce	3/2/2016	USD	6,623,117	DKK	45,645,000	33,730
Canadian Imperial Bank of Commerce	3/2/2016	USD	11,008,492	DKK	75,572,200	12,924
Canadian Imperial Bank of Commerce	3/2/2016	USD	900,565	DKK	5,969,500	(29,976)
Canadian Imperial Bank of Commerce	3/2/2016	USD	179,452,175	EUR	165,157,770	215,561
Canadian Imperial Bank of Commerce	3/2/2016	USD	143,018,152	EUR	132,083,000	669,025
Canadian Imperial Bank of Commerce	3/2/2016	USD	14,259,537	EUR	12,664,000	(482,939)
Canadian Imperial Bank of Commerce	3/2/2016	USD	9,246,975	GBP	6,372,500	(377,433)
Canadian Imperial Bank of Commerce	3/2/2016	USD	161,028,808	GBP	115,548,800	(202,608)
Canadian Imperial Bank of Commerce	3/2/2016	USD	52,459,398	GBP	36,981,000	(987,520)

Canadian Imperial Bank of Commerce	3/2/2016	USD	3,982,163	NOK	34,715,300	6,955
Canadian Imperial Bank of Commerce	3/2/2016	USD	263,179	NOK	2,258,500	(3,656)
Canadian Imperial Bank of Commerce	3/2/2016	USD	2,472,337	NOK	21,584,000	7,869
Canadian Imperial Bank of Commerce	3/2/2016	USD	20,250,614	SEK	173,930,500	63,979
Canadian Imperial Bank of Commerce	3/2/2016	USD	13,087,678	SEK	112,133,000	9,141
Canadian Imperial Bank of Commerce	3/2/2016	USD	1,364,780	SEK	11,482,000	(23,714)
JP Morgan & Chase Co.	3/2/2016	USD	82,843,752	CHF	82,512,377	(207,421)
JP Morgan & Chase Co.	3/2/2016	USD	18,885,640	DKK	129,648,031	22,172
JP Morgan & Chase Co.	3/2/2016	USD	269,852,295	EUR	248,356,997	324,152
JP Morgan & Chase Co.	3/2/2016	USD	161,219,766	GBP	115,685,825	(202,848)
JP Morgan & Chase Co.	3/2/2016	USD	5,481,846	NOK	47,789,092	9,575
JP Morgan & Chase Co.	3/2/2016	USD	25,740,100	SEK	221,079,146	81,322
RBC Capital Markets	3/2/2016	USD	93,231,125	CHF	92,858,200	(233,428)
RBC Capital Markets	3/2/2016	USD	1,305,659	CHF	1,329,500	25,839
RBC Capital Markets	3/2/2016	USD	3,100,214	CHF	3,069,500	(26,103)
RBC Capital Markets	3/2/2016	USD	4,193,346	CHF	4,073,500	(113,726)
RBC Capital Markets	3/2/2016	USD	2,638,526	CHF	2,647,500	12,951
RBC Capital Markets	3/2/2016	USD	7,232,807	DKK	49,652,500	8,491
RBC Capital Markets	3/2/2016	USD	859,433	DKK	5,662,000	(33,690)
RBC Capital Markets	3/2/2016	USD	279,655	DKK	1,914,500	(445)
RBC Capital Markets	3/2/2016	USD	548,736	DKK	3,683,500	(11,536)
RBC Capital Markets	3/2/2016	USD	658,621	DKK	4,456,500	(8,687)
RBC Capital Markets	3/2/2016	USD	4,269,648	EUR	3,917,000	(8,519)
RBC Capital Markets	3/2/2016	USD	10,146,798	EUR	9,201,500	(136,898)
RBC Capital Markets	3/2/2016	USD	308,839,006	EUR	284,238,191	370,983
RBC Capital Markets	3/2/2016	USD	8,538,297	EUR	7,680,500	(183,025)
RBC Capital Markets	3/2/2016	USD	5,000,000	EUR	4,495,267	(109,801)
RBC Capital Markets	3/2/2016	USD	13,452,906	EUR	11,874,500	(535,170)
RBC Capital Markets	3/2/2016	USD	196,057,078	GBP	140,683,896	(246,680)
RBC Capital Markets	3/2/2016	USD	2,781,891	GBP	1,926,500	(100,499)
RBC Capital Markets	3/2/2016	USD	8,660,135	GBP	5,983,000	(332,717)
RBC Capital Markets	3/2/2016	USD	5,520,124	GBP	3,780,500	(258,248)
RBC Capital Markets	3/2/2016	USD	6,478,097	GBP	4,638,500	(22,016)
RBC Capital Markets	3/2/2016	USD	192,644	NOK	1,663,000	(1,549)
RBC Capital Markets	3/2/2016	USD	249,188	NOK	2,132,000	(4,201)
RBC Capital Markets	3/2/2016	USD	78,268	NOK	680,500	(72)
RBC Capital Markets	3/2/2016	USD	2,307,145	NOK	20,113,000	4,030
RBC Capital Markets	3/2/2016	USD	157,193	NOK	1,345,000	(2,640)
RBC Capital Markets	3/2/2016	USD	1,279,235	SEK	10,705,000	(28,921)
RBC Capital Markets	3/2/2016	USD	397,198	SEK	3,385,500	(1,781)
RBC Capital Markets	3/2/2016	USD	796,190	SEK	6,708,500	(12,656)
RBC Capital Markets	3/2/2016	USD	991,455	SEK	8,422,000	(7,789)
RBC Capital Markets	3/2/2016	USD	29,910,023	SEK	256,894,200	94,497
State Street Bank & Trust Co.	3/2/2016	USD	3,100,280	CHF	3,069,500	(26,168)
State Street Bank & Trust Co.	3/2/2016	USD	1,188,570	CHF	1,153,500	(33,337)
State Street Bank & Trust Co.	3/2/2016	USD	89,564,458	CHF	89,206,200	(224,248)
State Street Bank & Trust Co.	3/2/2016	USD	4,193,238	CHF	4,073,500	(113,618)
State Street Bank & Trust Co.	3/2/2016	USD	1,305,652	CHF	1,329,500	25,845
State Street Bank & Trust Co.	3/2/2016	USD	658,646	DKK	4,456,500	(8,712)
State Street Bank & Trust Co.	3/2/2016	USD	859,441	DKK	5,662,000	(33,698)
State Street Bank & Trust Co.	3/2/2016	USD	15,987,560	DKK	109,753,000	18,770
State Street Bank & Trust Co.	3/2/2016	USD	279,659	DKK	1,914,500	(450)
State Street Bank & Trust Co.	3/2/2016	USD	235,595	DKK	1,556,000	(8,669)
State Street Bank & Trust Co.	3/2/2016	USD	10,147,028	EUR	9,201,500	(137,128)
State Street Bank & Trust Co.	3/2/2016	USD	3,825,845	EUR	3,386,000	(142,367)
State Street Bank & Trust Co.	3/2/2016	USD	4,269,640	EUR	3,917,000	(8,511)
State Street Bank & Trust Co.	3/2/2016	USD	13,452,870	EUR	11,874,500	(535,134)
State Street Bank & Trust Co.	3/2/2016	USD	305,929,127	EUR	281,560,100	367,488
State Street Bank & Trust Co.	3/2/2016	USD	8,660,087	GBP	5,983,000	(332,669)

State Street Bank & Trust Co.	3/2/2016	USD	2,465,580	GBP	1,704,500	(93,177)
State Street Bank & Trust Co.	3/2/2016	USD	197,924,646	GBP	142,024,000	(249,030)
State Street Bank & Trust Co.	3/2/2016	USD	2,781,878	GBP	1,926,500	(100,485)
State Street Bank & Trust Co.	3/2/2016	USD	6,478,240	GBP	4,638,500	(22,160)
State Street Bank & Trust Co.	3/2/2016	USD	192,653	NOK	1,663,000	(1,558)
State Street Bank & Trust Co.	3/2/2016	USD	249,197	NOK	2,132,000	(4,210)
State Street Bank & Trust Co.	3/2/2016	USD	78,272	NOK	680,500	(76)
State Street Bank & Trust Co.	3/2/2016	USD	5,984,319	NOK	52,169,500	10,452
State Street Bank & Trust Co.	3/2/2016	USD	73,003	NOK	626,500	(1,012)
State Street Bank & Trust Co.	3/2/2016	USD	363,886	SEK	3,060,500	(6,429)
State Street Bank & Trust Co.	3/2/2016	USD	1,279,200	SEK	10,705,000	(28,886)
State Street Bank & Trust Co.	3/2/2016	USD	397,210	SEK	3,385,500	(1,793)
State Street Bank & Trust Co.	3/2/2016	USD	30,770,960	SEK	264,288,700	97,217
State Street Bank & Trust Co.	3/2/2016	USD	991,500	SEK	8,422,000	(7,834)
The Bank of New York Mellon	3/2/2016	USD	32,386,747	CHF	32,257,200	(81,088)
The Bank of New York Mellon	3/2/2016	USD	145,472	DKK	973,500	(3,497)
The Bank of New York Mellon	3/2/2016	USD	8,438,739	DKK	57,931,100	9,907
The Bank of New York Mellon	3/2/2016	USD	85,351,848	EUR	78,553,079	102,526
The Bank of New York Mellon	3/2/2016	USD	204,601	EUR	184,100	(4,327)
The Bank of New York Mellon	3/2/2016	USD	46,997,324	GBP	33,723,682	(59,132)
The Bank of New York Mellon	3/2/2016	USD	261,100	GBP	180,600	(9,732)
The Bank of New York Mellon	3/2/2016	USD	132,241	GBP	91,800	(4,469)
The Bank of New York Mellon	3/2/2016	USD	1,721,419	GBP	1,180,000	(79,040)
The Bank of New York Mellon	3/2/2016	USD	1,982,353	NOK	17,287,900	4,191
The Bank of New York Mellon	3/2/2016	USD	13,052	NOK	111,600	(229)
The Bank of New York Mellon	3/2/2016	USD	7,832,866	SEK	67,275,700	24,747
The Bank of Nova Scotia	3/2/2016	USD	5,595,453	CHF	5,715,000	128,132
The Bank of Nova Scotia	3/2/2016	USD	54,428,709	CHF	54,210,994	(136,276)
The Bank of Nova Scotia	3/2/2016	USD	26,429,810	DKK	181,438,000	31,029
The Bank of Nova Scotia	3/2/2016	USD	1,158,755	DKK	7,976,000	4,462
The Bank of Nova Scotia	3/2/2016	USD	18,495,428	EUR	17,060,000	63,381
The Bank of Nova Scotia	3/2/2016	USD	150,570,839	EUR	138,577,000	180,869
The Bank of Nova Scotia	3/2/2016	USD	15,355,657	GBP	10,812,000	(307,011)
The Bank of Nova Scotia	3/2/2016	USD	51,971,426	GBP	37,292,929	(65,391)
The Bank of Nova Scotia	3/2/2016	USD	300,318	NOK	2,614,000	55
The Bank of Nova Scotia	3/2/2016	USD	5,022,540	NOK	43,785,000	8,773
The Bank of Nova Scotia	3/2/2016	USD	1,235,467	SEK	10,580,000	247
The Bank of Nova Scotia	3/2/2016	USD	6,379,804	SEK	54,795,500	20,156
Bank of Montreal	4/4/2016	CHF	83,683,440	USD	84,154,706	186,451
Canadian Imperial Bank of Commerce	4/4/2016	CHF	63,186,000	USD	63,541,834	140,782
JP Morgan & Chase Co.	4/4/2016	CHF	82,512,377	USD	82,972,877	179,670
RBC Capital Markets	4/4/2016	CHF	92,858,200	USD	93,379,444	205,203
State Street Bank & Trust Co.	4/4/2016	CHF	89,206,200	USD	89,705,862	196,050
The Bank of New York Mellon	4/4/2016	CHF	32,257,200	USD	32,436,281	69,294
The Bank of Nova Scotia	4/4/2016	CHF	1,244,000	USD	1,249,084	850
The Bank of Nova Scotia	4/4/2016	CHF	54,210,994	USD	54,514,641	119,141
Bank of Montreal	4/4/2016	DKK	91,770,300	USD	13,382,472	(18,293)
Canadian Imperial Bank of Commerce	4/4/2016	DKK	75,572,200	USD	11,020,404	(15,032)
Canadian Imperial Bank of Commerce	4/4/2016	DKK	974,000	USD	142,031	(197)

JP Morgan & Chase Co.	4/4/2016	DKK	129,648,031	USD	18,904,917	(26,946)
RBC Capital Markets	4/4/2016	DKK	49,652,500	USD	7,240,301	(10,209)
State Street Bank & Trust Co.	4/4/2016	DKK	109,753,000	USD	16,004,871	(21,819)
The Bank of New York Mellon	4/4/2016	DKK	57,931,100	USD	8,447,969	(11,424)
The Bank of Nova Scotia	4/4/2016	DKK	181,438,000	USD	26,457,752	(36,745)
Bank of Montreal	4/4/2016	EUR	243,683,013	USD	265,024,771	(363,007)
Canadian Imperial Bank of Commerce	4/4/2016	EUR	165,157,770	USD	179,621,462	(246,856)
Canadian Imperial Bank of Commerce	4/4/2016	EUR	154,000	USD	167,482	(235)
JP Morgan & Chase Co.	4/4/2016	EUR	248,356,997	USD	270,096,926	(381,146)
RBC Capital Markets	4/4/2016	EUR	284,238,191	USD	309,129,214	(425,979)
State Street Bank & Trust Co.	4/4/2016	EUR	281,560,100	USD	306,221,949	(416,616)
The Bank of New York Mellon	4/4/2016	EUR	78,553,079	USD	85,432,757	(117,018)
The Bank of Nova Scotia	4/4/2016	EUR	138,577,000	USD	150,712,881	(207,127)
Bank of Montreal	4/4/2016	GBP	120,069,008	USD	167,345,579	204,680
Canadian Imperial Bank of Commerce	4/4/2016	GBP	33,992,000	USD	47,374,820	56,586
Canadian Imperial Bank of Commerce	4/4/2016	GBP	115,548,800	USD	161,045,562	196,974
JP Morgan & Chase Co.	4/4/2016	GBP	115,685,825	USD	161,232,376	193,043
RBC Capital Markets	4/4/2016	GBP	140,683,896	USD	196,075,508	237,852
State Street Bank & Trust Co.	4/4/2016	GBP	142,024,000	USD	197,946,660	243,526
The Bank of New York Mellon	4/4/2016	GBP	33,723,682	USD	47,002,180	57,455
The Bank of Nova Scotia	4/4/2016	GBP	37,292,929	USD	51,976,834	63,573
The Bank of Nova Scotia	4/4/2016	GBP	3,847,000	USD	5,351,735	(3,444)
Bank of Montreal	4/4/2016	NOK	39,804,700	USD	4,564,838	(7,989)
Canadian Imperial Bank of Commerce	4/4/2016	NOK	34,715,300	USD	3,981,204	(6,945)
Canadian Imperial Bank of Commerce	4/4/2016	NOK	6,465,000	USD	741,397	(1,312)
JP Morgan & Chase Co.	4/4/2016	NOK	47,789,092	USD	5,480,589	(9,498)
RBC Capital Markets	4/4/2016	NOK	20,113,000	USD	2,306,526	(4,087)
State Street Bank & Trust Co.	4/4/2016	NOK	52,169,500	USD	5,982,947	(10,368)
The Bank of New York Mellon	4/4/2016	NOK	17,287,900	USD	1,981,908	(4,154)
The Bank of Nova Scotia	4/4/2016	NOK	43,785,000	USD	5,021,360	(8,731)
Bank of Montreal	4/4/2016	SEK	227,062,700	USD	26,469,120	(89,406)
Canadian Imperial Bank of Commerce	4/4/2016	SEK	173,930,500	USD	20,275,401	(68,485)
Canadian Imperial Bank of Commerce	4/4/2016	SEK	46,544,000	USD	5,425,581	(18,466)
JP Morgan & Chase Co.	4/4/2016	SEK	221,079,146	USD	25,770,104	(88,552)
RBC Capital Markets	4/4/2016	SEK	256,894,200	USD	29,945,851	(101,934)
State Street Bank & Trust Co.	4/4/2016	SEK	264,288,700	USD	30,809,432	(103,255)
The Bank of New York Mellon	4/4/2016	SEK	67,275,700	USD	7,842,659	(26,284)
The Bank of Nova Scotia	4/4/2016	SEK	54,795,500	USD	6,387,613	(21,576)
Bank of Montreal	4/4/2016	USD	968,108	CHF	965,000	177
Bank of Montreal	4/4/2016	USD	21,464	DKK	147,000	2
Bank of Montreal	4/4/2016	USD	502,015	EUR	461,000	46
Bank of Montreal	4/4/2016	USD	875,631	GBP	629,000	(38)
Canadian Imperial Bank of Commerce	4/4/2016	USD	8,334,004	CHF	8,287,000	(18,799)
RBC Capital Markets	4/4/2016	USD	968,089	CHF	965,000	195
RBC Capital Markets	4/4/2016	USD	21,463	DKK	147,000	2
RBC Capital Markets	4/4/2016	USD	502,002	EUR	461,000	59
RBC Capital Markets	4/4/2016	USD	875,615	GBP	629,000	(21)
The Bank of Nova Scotia	4/4/2016	USD	559,076	DKK	3,834,000	784
The Bank of Nova Scotia	4/4/2016	USD	8,864,974	EUR	8,152,000	13,122
The Bank of Nova Scotia	4/4/2016	USD	106,881	NOK	930,000	(41)
The Bank of Nova Scotia	4/4/2016	USD	702,999	SEK	6,017,000	783

Total net unrealized depreciation						$(7,918,907)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 29, 2016.

Currency Abbreviations

CHF     Swiss Franc

DKK     Danish Krone

EUR     Euro

GBP     Pound Sterling

NOK     Norwegian Krone

SEK     Swedish Krona

USD     U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks (f)	$3,337,521,554	$—	$—	$3,337,521,554
Preferred Stocks	24,628,594	—	—	24,628,594
Rights (f)	18,455	—	—	18,455
Short-Term Investments	69,391,926	—	—	69,391,926
Derivatives (g)
Forward Foreign Currency Exchange Contracts	—	28,667,508	—	28,667,508

Total	$3,431,560,529	$28,667,508	$—	$3,460,228,037

	Level 1	Level 2	Level 3	Total
Liabilities
Derivatives (g)
Forward Foreign Currency Exchange Contracts	$—	$(36,586,415)	$—	$(36,586,415)

Total	$—	$(36,586,415)	$—	$(36,586,415)

There have been no transfers between fair value measurement levels during the period ended February 29, 2016.

(f)	See Schedule of investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Eurozone Hedged Equity ETF

February 29, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.0%
Austria - 0.9%
ANDRITZ AG	1,810	$86,903
Austria Technologie & Systemtechnik AG	145	2,069
BUWOG AG*	1,421	29,394
CA Immobilien Anlagen AG*	1,731	29,442
Conwert Immobilien Invest SE*	1,715	23,965
DO & CO AG	201	21,501
Erste Group Bank AG*	6,220	160,534
EVN AG	951	10,284
FACC AG*	935	5,315
Immofinanz AG*	20,981	42,773
Kapsch TrafficCom AG	30	1,087
Oesterreichische Post AG	992	35,709
OMV AG	3,268	85,963
Palfinger AG	489	12,081
Raiffeisen Bank International AG*	2,870	38,309
RHI AG	716	11,980
S IMMO AG*	1,743	14,619
Semperit AG Holding	354	11,437
Voestalpine AG	2,402	69,768
Wienerberger AG	2,567	45,420
Zumtobel Group AG	844	14,263

		752,816

Belgium - 4.9%
Ablynx NV*(a)	1,389	17,739
Ackermans & van Haaren NV	472	62,386
Ageas	4,372	161,731
Agfa Gevaert NV*	5,525	20,381
Anheuser-Busch InBev NV	17,716	1,996,625
Befimmo SA REIT	507	28,377
Bekaert SA	866	31,032
bpost SA	2,606	64,850
Cofinimmo SA/NV REIT	473	51,970
Colruyt SA	1,586	85,335
Compagnie d’Entreprises CFE SA	214	20,540
Delhaize Group	2,431	247,162
D’ieteren SA	870	32,179
Elia System Operator SA	709	34,130
Euronav NV	2,946	29,619
EVS Broadcast Equipment SA	495	16,370
Fagron	989	5,942
Galapagos NV*	749	31,496
Groupe Bruxelles Lambert SA	1,735	132,913
Intervest Offices & Warehouses NV REIT*	495	12,727
Ion Beam Applications	715	28,958
KBC Ancora	859	27,450
KBC Groep NV	5,823	309,761
Melexis NV	1,060	54,180
Nyrstar NV*(a)	7,248	5,322
Ontex Group NV	1,559	55,009
Proximus SA	3,668	116,017
Solvay SA (a)	1,507	140,152
Telenet Group Holding NV*	1,098	57,806
Tessenderlo Chemie NV*	793	26,807
UCB SA	2,935	218,583
Umicore SA	2,161	98,066
Warehouses De Pauw Comm. VA REIT	376	31,860

		4,253,475

Finland - 3.5%
Amer Sports OYJ (a)	2,591	72,439
Cargotec OYJ, Class B (a)	885	27,631
Caverion Corp.	2,465	22,203
Cramo OYJ (a)	927	18,576
Elisa OYJ (a)	3,391	121,328
Fortum OYJ	9,826	130,730
F-Secure OYJ	3,163	8,740
Huhtamaki OYJ (a)	2,051	68,118
Kemira OYJ	2,366	27,180
Kesko OYJ, Class B (a)	1,465	57,437
Kone OYJ, Class B*(a)	7,668	341,592
Konecranes OYJ	1,277	28,201
Metsa Board OYJ (a)	4,594	27,937
Metso OYJ (a)	2,615	58,033
Neste OYJ	2,897	91,110
Nokia OYJ	114,567	698,564
Nokian Renkaat OYJ	2,620	86,389
Orion OYJ, Class B	2,356	79,965
Outokumpu OYJ*(a)	6,967	23,798
Outotec OYJ (a)	4,239	13,834
PKC Group OYJ	663	10,220
Ramirent OYJ	1,860	12,140

Sampo OYJ, Class A	9,873	445,512
Sanoma OYJ	2,067	9,309
Stora Enso OYJ, Class R	12,329	102,201
Technopolis OYJ	2,242	8,780
Tieto OYJ	1,289	33,836
UPM-Kymmene OYJ	11,914	202,835
Uponor OYJ (a)	1,503	20,144
Valmet OYJ	2,866	29,884
Wartsila OYJ Abp	3,313	133,819
YIT OYJ (a)	3,010	16,552

		3,029,037

France - 30.6%
Accor SA	4,890	208,263
Aeroports de Paris	732	86,121
Air France-KLM*	3,818	34,864
Air Liquide SA	7,647	800,105
Airbus Group SE	13,216	859,463
Albioma SA	790	10,296
Alstom SA*	4,841	106,221
Alten SA	725	41,824
Altran Technologies SA	3,519	42,014
ANF Immobilier REIT	283	6,142
Arkema SA	1,525	93,566
Atos SE	2,000	146,316
AXA SA	43,471	959,754
BNP Paribas SA	23,469	1,097,828
Bollore SA	20,459	79,122
Bonduelle SCA	482	13,109
Bouygues SA	4,562	178,983
Bureau Veritas SA	6,037	120,676
Cap Gemini SA	3,786	315,898
Carrefour SA	12,507	331,914
Casino Guichard-Perrachon SA (a)	1,293	58,444
CGG*	4,235	2,672
Christian Dior SE	1,224	216,175
Cie de Saint-Gobain	11,023	428,933
Cie Generale des Etablissements Michelin	4,181	379,330
CNP Assurances	3,659	54,293
Coface SA	2,520	18,121
Credit Agricole SA	24,676	257,326
Danone SA	13,259	926,445
Dassault Systemes SA	2,897	220,259
DBV Technologies SA*	517	26,954
Edenred	4,803	84,540
Eiffage SA	972	69,080
Electricite de France	5,449	57,647
Elior, 144A	2,213	45,019
Elis SA	1,710	29,736
Engie	32,520	505,361
Essilor International SA	4,683	558,604
Etablissements Maurel et Prom*	4,049	11,452
Euler Hermes Group	346	28,719
Eurazeo SA	963	56,508
Eutelsat Communications SA	3,682	111,933
Faiveley Transport SA	218	22,292
Faurecia	1,459	49,766
FFP	214	13,270
Fonciere des Regions REIT	701	57,629
GameLoft SE*	2,463	18,193
Gaztransport Et Technigaz SA	587	18,241
Gecina SA REIT	771	95,616
Genfit*	525	16,274
Groupe Eurotunnel SE	11,133	112,040
Guerbet	219	17,554
Havas SA	4,027	29,531
Hermes International	601	205,620
ICADE REIT	781	54,528
Iliad SA	618	152,039
Imerys SA	813	49,351
Ingenico Group	1,304	132,267
Innate Pharma SA*	1,173	15,147
Ipsen SA	822	47,411
Ipsos	929	20,061
Jacquet Metal Service	587	7,711
JCDecaux SA (a)	1,673	65,883
Kering	1,764	308,380
Klepierre REIT	5,005	209,131
Korian SA	1,061	29,363
Lagardere SCA	2,721	78,723
Legrand SA	6,160	307,685
LISI	569	13,129
L’Oreal SA	5,563	944,071
LVMH Moet Hennessy Louis Vuitton SE	6,265	1,048,210
Mercialys SA REIT	1,490	32,775

Metropole Television SA	1,505	25,262
MGI Coutier	376	6,941
Natixis SA	22,025	118,267
Neopost SA	66	1,409
Nexans SA*	730	29,383
Nexity SA	802	37,080
Numericable-SFR SA	2,510	91,977
Orange SA	44,686	778,520
Orpea	962	79,640
Parrot SA*	258	5,916
Pernod Ricard SA	4,754	507,392
Peugeot SA*	10,052	151,779
Plastic Omnium SA	1,467	46,839
Publicis Groupe SA	4,306	267,755
Rallye SA	647	10,544
Remy Cointreau SA (a)	638	44,211
Renault SA	4,430	405,487
Rexel SA	6,923	85,178
Rubis SCA	890	66,021
Safran SA	7,155	446,078
Saft Groupe SA	794	22,872
Sanofi	26,198	2,085,888
Schneider Electric SE	12,469	742,926
SCOR SE	3,399	119,267
SEB SA	462	42,946
Societe BIC SA	643	89,395
Societe Generale SA	16,187	570,975
Societe Television Francaise 1	2,897	33,469
Sodexo SA (a)	2,162	220,306
Solocal Group*	1,348	5,470
Sopra Steria Group	410	39,794
Suez Environnement Co.	6,932	120,241
Technicolor SA	7,865	47,888
Technip SA	2,397	119,310
Teleperformance	1,264	97,876
Thales SA	2,334	186,392
Total SA	48,819	2,197,344
Trigano SA	286	16,617
Ubisoft Entertainment SA*	2,392	68,619
Unibail-Rodamco SE REIT	2,188	546,857
Valeo SA	1,856	258,036
Vallourec SA	2,857	15,235
Valneva SE *	1,886	6,668
Veolia Environnement SA	10,529	239,275
Vicat SA	433	25,281
Vilmorin & Cie SA	195	13,576
Vinci SA	10,868	754,532
Vivendi SA	23,402	487,011
Wendel SA	699	66,582
Zodiac Aerospace	4,656	78,002

		26,376,250

Germany - 26.7%
Aareal Bank AG	1,479	44,109
adidas AG	4,801	514,236
ADVA Optical Networking SE*	669	6,966
AIXTRON SE*	566	2,069
Allianz SE	10,172	1,518,762
alstria office REIT-AG*	2,871	36,292
AURELIUS SE & Co. KGaA	665	31,907
Aurubis AG	788	35,764
Axel Springer SE	1,027	52,152
BASF SE	20,664	1,352,813
Bayer AG	18,392	1,929,355
Bayerische Motoren Werke AG	7,341	600,144
Bechtle AG	413	35,493
Beiersdorf AG	2,278	198,127
Bilfinger SE	859	37,285
Biotest AG	340	5,611
Borussia Dortmund GmbH & Co. KGaA	2,749	11,756
Brenntag AG	3,534	172,041
comdirect bank AG	1,804	18,683
Commerzbank AG*	24,033	196,057
Continental AG	2,363	474,533
CTS Eventim AG & Co. KGaA	1,160	40,880
Daimler AG	21,321	1,463,552
Deutsche Bank AG (b)	30,939	538,010
Deutsche Beteiligungs AG	425	12,206
Deutsche Boerse AG	4,531	375,447
Deutsche Euroshop AG	1,030	43,626
Deutsche Lufthansa AG*(a)	5,482	82,209
Deutsche Post AG	21,964	524,107
Deutsche Telekom AG	72,061	1,212,723
Deutsche Wohnen AG	7,610	201,790
Deutz AG	2,947	9,909
DIC Asset AG	1,386	11,652

DMG Mori AG (a)	1,075	44,404
Drillisch AG	1,252	50,959
Duerr AG	559	33,294
E.ON SE	45,715	416,997
ElringKlinger AG	884	20,782
Evonik Industries AG	3,094	93,637
Evotec AG*	3,456	11,907
Fraport AG Frankfurt Airport Services Worldwide	1,037	60,117
Freenet AG	2,975	89,049
Fresenius Medical Care AG & Co. KGaA	5,127	433,757
Fresenius SE & Co. KGaA	8,694	575,792
GEA Group AG	4,216	186,552
Gerresheimer AG	687	49,281
GRENKELEASING AG	212	42,262
Hannover Rueck SE	1,361	140,358
HeidelbergCement AG	3,131	230,625
Heidelberger Druckmaschinen AG*	1,784	3,618
Henkel AG & Co. KGaA	2,334	207,060
Hugo Boss AG	1,541	88,077
Indus Holding AG	644	28,055
Infineon Technologies AG	28,030	343,499
K+S AG (a)	4,357	91,833
Kabel Deutschland Holding AG	410	50,913
KION Group AG*	1,480	74,085
Kloeckner & Co. SE	2,586	22,067
Krones AG	373	40,171
KUKA AG	521	48,686
LANXESS AG	2,091	87,337
LEG Immobilien AG*	1,387	114,175
Leoni AG	852	24,946
Linde AG	4,141	578,868
MAN SE	745	76,588
Merck KGaA	3,020	257,602
Metro AG	4,095	101,101
MLP AG	2,519	7,223
MorphoSys AG*(a)	626	25,493
MTU Aero Engines AG	1,169	106,963
Muenchener Rueckversicherungs-Gesellschaft AG	3,732	737,070
Nordex SE*	1,565	45,789
Norma Group SE	769	40,013
OSRAM Licht AG	2,092	98,223
PATRIZIA Immobilien AG*	1,290	30,389
ProSiebenSat.1 Media SE	5,158	265,267
Rational AG	85	42,299
Rheinmetall AG	894	63,974
Rhoen-Klinikum AG	1,280	37,930
RWE AG	11,272	129,245
Salzgitter AG	950	21,760
SAP SE	22,078	1,679,796
Siemens AG	17,674	1,643,118
SLM Solutions Group AG*	521	10,106
SMA Solar Technology AG*(a)	581	26,893
Software AG	1,361	48,215
STADA Arzneimittel AG	1,461	49,795
STRATEC Biomedical AG	275	15,559
Stroeer SE	517	29,904
Suedzucker AG (a)	2,029	30,637
Symrise AG	2,779	178,789
TAG Immobilien AG (a)	2,736	32,472
Telefonica Deutschland Holding AG	14,303	69,551
ThyssenKrupp AG	8,364	142,078
United Internet AG	2,850	139,858
Volkswagen AG (a)	821	115,035
Vonovia SE	10,750	335,864
VTG AG	496	13,975
Wacker Chemie AG	381	30,460
Wacker Neuson SE (a)	876	13,542
Wincor Nixdorf AG*	807	41,160
Wirecard AG (a)	2,609	103,765
Zalando SE, 144A*	1,939	60,770
zooplus AG*	194	23,690

		22,995,390

Ireland - 1.8%
Bank of Ireland*	624,996	178,135
C&C Group PLC	8,573	32,138
CRH PLC	18,393	474,211
FBD Holdings PLC	920	6,656
Glanbia PLC	4,091	81,710
Hibernia REIT PLC	17,829	24,244
Irish Continental Group PLC	4,838	24,736
Kerry Group PLC, Class A	3,654	319,791
Kingspan Group PLC	3,397	85,771
Origin Enterprises PLC	3,447	24,603

Paddy Power Betfair PLC	923	140,422
Ryanair Holdings PLC	2,385	37,063
Smurfit Kappa Group PLC	5,224	120,990

		1,550,470

Italy - 7.6%
A2A SpA	37,900	43,580
ACEA SpA	1,878	25,231
Amplifon SpA	3,593	28,924
Anima Holding SpA, 144A	4,976	30,178
Ansaldo STS SpA (a)	3,830	41,582
Ascopiave SpA	5,023	11,967
Assicurazioni Generali SpA	25,682	357,890
Astaldi SpA	1,828	8,738
Atlantia SpA	9,913	245,981
Autogrill SpA*	3,832	30,327
Azimut Holding SpA	2,793	53,992
Banca Carige SpA*(a)	15,400	8,753
Banca Generali SpA	1,606	41,074
Banca IFIS SpA	780	22,825
Banca Mediolanum SpA	5,754	40,687
Banca Monte dei Paschi di Siena SpA*(a)	61,008	32,640
Banca Popolare dell’Emilia Romagna SC	11,644	59,661
Banca Popolare di Milano Scarl	103,988	72,060
Banca Popolare di Sondrio Scarl	11,854	41,988
Banco Popolare SC*	8,439	69,542
Beni Stabili SpA SIIQ REIT (a)	29,390	18,927
Brembo SpA	796	32,940
Brunello Cucinelli SpA (a)	913	14,709
Buzzi Unicem SpA	1,656	25,383
Cairo Communication SpA	1,665	7,444
Cementir Holding SpA	1,524	7,146
Cerved Information Solutions SpA*(a)	5,032	39,715
Compagnie Industriali Riunite SpA*(a)	11,364	10,693
Credito Emiliano SpA	3,655	23,419
Credito Valtellinese SC*	30,795	21,675
Danieli & C Officine Meccaniche SpA	506	9,809
Datalogic SpA	1,091	17,269
Davide Campari-Milano SpA (a)	6,907	54,475
De’ Longhi (a)	1,383	32,723
DeA Capital SpA*	4,461	6,178
DiaSorin SpA	793	41,960
Enel Green Power SpA	40,322	78,605
Enel SpA	146,083	588,629
Eni SpA	56,917	801,831
ERG SpA	1,380	16,889
EXOR SpA	2,289	75,973
Falck Renewables SpA	7,536	7,542
Ferrari NV*	2,033	78,711
Fincantieri SpA*(a)	18,592	6,329
FinecoBank Banca Fineco SpA	6,815	52,267
Finmeccanica SpA*	9,424	97,752
Hera SpA	18,222	51,540
Immobiliare Grande Distribuzione SIIQ SpA REIT (a)	12,534	10,056
Interpump Group SpA	2,027	28,247
Intesa Sanpaolo SpA	273,011	695,566
Intesa Sanpaolo SpA-RSP	27,191	64,425
Iren SpA	18,366	29,190
Italcementi SpA	4,519	50,733
Italmobiliare SpA	218	8,763
Italmobiliare SpA-RSP	448	12,277
Luxottica Group SpA	3,681	211,232
MARR SpA	1,092	21,383
Mediaset SpA	17,904	64,001
Mediobanca SpA	13,090	89,143
Moncler SpA	3,330	51,875
Piaggio & C SpA	5,335	11,416
Prysmian SpA	4,623	94,548
RCS MediaGroup SpA*	12,077	6,924
Recordati SpA	2,270	54,846
Saipem SpA*	95,422	39,446
Salini Impregilo SpA	6,269	24,428
Salvatore Ferragamo SpA	1,365	30,797
Saras SpA*(a)	7,413	11,975
Snam SpA	46,268	250,557
Societa Cattolica DI Assicurazioni Scrl	3,834	25,067
Societa Iniziative Autostradali e Servizi SpA	2,455	22,340
Sogefi SpA*	2,891	4,472
Telecom Italia SpA*(a)	271,818	265,833
Telecom Italia SpA-RSP	143,656	111,504

Terna Rete Elettrica Nazionale SpA	34,052	177,958
Tod’s SpA (a)	347	26,367
Trevi Finanziaria Industriale SpA	4,187	6,295
UniCredit SpA	96,539	360,850
Unione di Banche Italiane SpA	20,700	80,076
Unipol Gruppo Finanziario SpA	10,145	37,656
UnipolSai SpA	26,068	53,739
Vittoria Assicurazioni SpA	954	8,567
Yoox Net-A-Porter Group SpA*	1,340	39,504
Zignago Vetro SpA	1,171	6,586

		6,576,795

Luxembourg - 0.8%
APERAM SA*	1,161	39,709
ArcelorMittal (a)	22,403	87,127
BRAAS Monier Building Group SA	569	12,990
Eurofins Scientific SE	220	78,524
Grand City Properties SA	2,489	51,987
RTL Group SA	875	73,475
SES SA FDR	7,186	189,257
Tenaris SA	10,637	116,294

		649,363

Netherlands - 7.6%
Aalberts Industries NV	2,584	80,522
Aegon NV	42,073	211,820
AerCap Holdings NV*	2,012	71,889
Akzo Nobel NV	5,512	325,237
Altice NV, Class A*(a)	8,734	125,893
Altice NV, Class B*	3,040	44,679
Arcadis NV (a)	1,927	27,860
ASM International NV	1,654	70,083
ASML Holding NV	7,531	693,261
BinckBank NV	2,178	14,910
Brunel International NV	874	15,246
Corbion NV	1,668	37,189
Delta Lloyd NV (a)	5,842	36,581
Eurocommercial Properties NV	1,227	51,436
Euronext NV, 144A	1,535	59,121
Fugro NV*	1,793	30,730
Gemalto NV	1,871	119,212
Heineken Holding NV	2,434	177,035
Heineken NV	5,418	437,099
IMCD Group NV	1,206	44,141
ING Groep NV	85,109	1,008,727
Koninklijke Ahold NV	18,905	415,843
Koninklijke BAM Groep NV*	6,816	30,935
Koninklijke Boskalis Westminster NV	2,146	78,370
Koninklijke DSM NV	4,147	205,491
Koninklijke KPN NV	76,822	284,894
Koninklijke Philips NV	21,166	539,604
Koninklijke Vopak NV	1,658	75,763
NN Group NV	5,387	166,432
NSI NV REIT	4,813	20,315
NXP Semiconductors NV*	2,224	158,438
OCI NV*(a)	2,082	37,994
PostNL NV*	5,049	19,691
QIAGEN NV*	5,039	107,935
Randstad Holding NV	3,059	158,617
SBM Offshore NV*	4,305	54,700
TKH Group NV	1,208	44,943
TNT Express NV	12,024	102,929
USG People NV	2,003	37,555
Wereldhave NV REIT	977	49,666
Wolters Kluwer NV	7,530	285,025

		6,557,811

Portugal - 0.6%
Altri SGPS SA	1,777	6,721
Banco BPI SA*	8,433	9,807
Banco Comercial Portugues SA, Class R*(a)	923,267	34,551
CTT-Correios de Portugal SA	3,888	29,907
EDP - Energias de Portugal SA	48,001	149,187
Galp Energia SGPS SA	8,530	93,815
Jeronimo Martins SGPS SA	5,673	80,383
Mota-Engil SGPS SA	2,249	3,866
NOS SGPS SA	3,292	22,880
Pharol SGPS SA*	15,784	3,091
Portucel SA	4,530	15,267
Semapa-Sociedade de Investimento e Gestao	509	6,387
Sonae SGPS SA	16,254	16,833

		472,695

Spain - 10.0%
Abengoa SA, Class B	23,323	3,501
Abertis Infraestructuras SA	12,036	181,344
Acciona SA	549	42,027
Acerinox SA	3,626	39,840
ACS Actividades de Construccion y Servicios SA	4,341	113,172
Aena SA, 144A*	1,571	178,934
Almirall SA	1,583	26,847
Amadeus IT Holding SA, Class A	10,105	408,547
Applus Services SA	2,808	21,383
Banco Bilbao Vizcaya Argentaria SA	142,333	906,575
Banco de Sabadell SA	115,665	184,588
Banco Popular Espanol SA	39,422	94,691
Banco Santander SA	321,045	1,310,737
Bankia SA	107,736	92,120
Bankinter SA	16,355	108,513
Bolsas y Mercados Espanoles SHMSF SA	1,848	58,300
CaixaBank SA	59,806	172,215
Cellnex Telecom SAU, 144A	3,388	54,437
CIE Automotive SA	1,426	21,501
Distribuidora Internacional de Alimentacion SA*	14,543	73,471
Duro Felguera SA	3,541	4,122
Ebro Foods SA	1,710	35,084
Enagas SA	4,979	140,638
Ence Energia y Celulosa SA	4,007	12,598
Endesa SA	7,109	128,996
Faes Farma SA	7,393	21,474
Ferrovial SA	9,829	190,648
Fomento de Construcciones y Contratas SA*(a)	3,668	25,937
Gamesa Corp. Tecnologica SA	5,489	104,198
Gas Natural SDG SA	7,873	138,106
Grifols SA	6,788	149,164
Grupo Catalana Occidente SA	1,073	31,201
Hispania Activos Inmobiliarios SA*	2,323	29,201
Iberdrola SA	121,773	790,059
Indra Sistemas SA*	3,076	28,252
Industria de Diseno Textil SA	23,740	739,131
Inmobiliaria Colonial SA*	50,779	33,144
Liberbank SA*	12,156	14,017
Mapfre SA (a)	24,295	47,573
Mediaset Espana Comunicacion SA	3,930	42,547
Melia Hotels International SA	2,720	29,072
Merlin Properties Socimi SA REIT	7,146	75,025
NH Hotel Group SA*	5,693	25,516
Pharma Mar SA*	5,908	14,525
Promotora de Informaciones SA, Class A*	1,738	9,888
Prosegur Compania de Seguridad SA	7,000	34,953
Red Electrica Corp. SA	2,441	194,246
Repsol SA	24,370	252,491
Sacyr SA	9,215	16,370
Tecnicas Reunidas SA	852	23,208
Telefonica SA	100,016	1,005,774
Tubacex SA	3,821	7,191
Viscofan SA	987	59,065
Zardoya Otis SA	4,431	47,480

		8,593,637

Switzerland - 0.1%
STMicroelectronics NV	18,048	103,980

United Kingdom - 2.9%
CNH Industrial NV	22,157	147,876
Dialog Semiconductor PLC*	2,071	68,580
Fiat Chrysler Automobiles NV	20,350	140,465
International Consolidated Airlines Group SA	18,947	145,270
RELX NV	23,827	393,211
Stallergenes Greer PLC*	142	3,939
Unilever NV	36,684	1,582,108

		2,481,449

TOTAL COMMON STOCKS
(Cost $93,262,531)		84,393,168

PREFERRED STOCKS - 1.5%
Germany - 1.5%
Bayerische Motoren Werke AG	1,248	84,731
FUCHS PETROLUB SE	1,610	66,248
Henkel AG & Co. KGaA	4,092	413,278
Jungheinrich AG	454	34,537
Porsche Automobil Holding SE	3,461	158,811
Sartorius AG	158	40,787

Volkswagen AG	4,162	487,628

		1,286,020

TOTAL PREFERRED STOCKS
(Cost $1,534,845)		1,286,020

RIGHTS - 0.0%
Italy - 0.0%
Enel Green Power SpA*, expires 03/31/16	40,322	2

Spain - 0.0%
Banco Popular Espanol SA*, expires 03/31/16	39,422	900

TOTAL RIGHTS
(Cost $869)		902

SECURITIES LENDING COLLATERAL - 2.5%
Daily Assets Fund “Capital Shares”, 0.42%(c)(d)
(Cost $2,173,344)	2,173,344	2,173,344

TOTAL INVESTMENTS - 102.0%
(Cost $96,971,589) †		$87,853,434
Other assets and liabilities, net - (2.0%)		(1,778,505)

NET ASSETS - 100.0%		$86,074,929

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $96,986,881. At February 29, 2016, net unrealized depreciation for all securities based on tax cost was $9,133,447. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $884,286 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,017,733.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2016 amounted to $1,921,048, which is 2.2% of net assets.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

FDR: Fiduciary Depositary Receipt.

REIT: Real Estate Investment Trust.

RSP: Risparmio (Convertible Savings Shares).

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

A summary of the Fund’s transactions of Deutsche Bank AG securities during the period ended February 29, 2016 is as follows:

	Value ($) at 5/31/15	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Income ($)	Value ($) at 2/29/16
Deutsche Bank AG	205,048	693,470	(77,763)	(21,608)	—	538,010

At February 29, 2016 the Deutsche X-trackers MSCI Eurozone Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Total Investments excluding Securities Lending
Financials	18,059,302	21.1%
Industrials	12,948,896	15.1
Consumer Discretionary	12,603,492	14.7
Consumer Staples	9,652,498	11.3
Health Care	7,247,574	8.5
Materials	6,253,540	7.3
Information Technology	5,942,693	6.9
Utilities	4,568,287	5.3
Telecommunication Services	4,315,719	5.0
Energy	4,088,089	4.8

Total	85,680,090	100.0%

As of February 29, 2016, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Bank of Montreal	3/2/2016	EUR	22,465,575	USD	24,324,602	$(114,691)
Canadian Imperial Bank of Commerce	3/2/2016	EUR	113,193	USD	122,990	(148)
Canadian Imperial Bank of Commerce	3/2/2016	EUR	28,635,586	USD	31,005,468	(145,903)
JP Morgan & Chase Co.	3/2/2016	EUR	7,657,516	USD	8,290,876	(39,392)
RBC Capital Markets	3/2/2016	EUR	176,602	USD	200,000	7,883
RBC Capital Markets	3/2/2016	EUR	2,186,000	USD	2,386,950	8,899
RBC Capital Markets	3/2/2016	EUR	4,161,000	USD	4,701,501	174,936
RBC Capital Markets	3/2/2016	EUR	89,697	USD	100,000	2,423
RBC Capital Markets	3/2/2016	EUR	21,010,572	USD	22,749,365	(107,095)
RBC Capital Markets	3/2/2016	EUR	1,003,000	USD	1,136,323	45,204
Bank of Montreal	3/2/2016	USD	24,324,602	EUR	22,387,006	29,219
Canadian Imperial Bank of Commerce	3/2/2016	USD	1,071,392	EUR	989,501	5,042
Canadian Imperial Bank of Commerce	3/2/2016	USD	29,934,075	EUR	27,549,653	35,957
JP Morgan & Chase Co.	3/2/2016	USD	8,290,876	EUR	7,630,460	9,959
RBC Capital Markets	3/2/2016	USD	852,029	EUR	786,000	3,025
RBC Capital Markets	3/2/2016	USD	23,136,750	EUR	21,293,774	27,792
RBC Capital Markets	3/2/2016	USD	7,285,361	EUR	6,728,000	33,729
The Bank of New York Mellon	3/2/2016	USD	65,268	EUR	57,500	(2,717)
The Bank of New York Mellon	3/2/2016	USD	10,566	EUR	9,500	(231)
The Bank of New York Mellon	3/2/2016	USD	2,185	EUR	2,000	(9)
The Bank of New York Mellon	3/2/2016	USD	10,482	EUR	9,500	(147)
The Bank of New York Mellon	3/2/2016	USD	34,488	EUR	31,000	(765)
Bank of Montreal	4/4/2016	EUR	22,365,804	USD	24,324,602	(33,318)
Canadian Imperial Bank of Commerce	4/4/2016	EUR	27,523,688	USD	29,934,075	(41,139)
JP Morgan & Chase Co.	4/4/2016	EUR	7,623,549	USD	8,290,876	(11,700)
RBC Capital Markets	4/4/2016	EUR	21,273,783	USD	23,136,750	(31,882)
Canadian Imperial Bank of Commerce	4/4/2016	USD	122,990	EUR	113,086	169
RBC Capital Markets	4/4/2016	USD	478,437	EUR	440,000	754
RBC Capital Markets	4/4/2016	USD	156,616	EUR	144,000	210

Total net unrealized depreciation						$(143,936)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 29, 2016.

Currency Abbreviations

EUR     Euro

USD     U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(e)	$84,393,168	$—	$—	$84,393,168
Preferred Stocks	1,286,020	—	—	1,286,020
Rights(e)	902	—	—	902
Short-Term Investments	2,173,344	—	—	2,173,344
Derivatives(f)
Forward Foreign Currency Exchange Contracts	—	385,201	—	385,201

Total	$87,853,434	$385,201	$—	$88,238,635

	Level 1	Level 2	Level 3	Total
Liabilities
Derivatives(f)
Forward Foreign Currency Exchange Contracts	$—	$(529,137)	$—	$(529,137)

Total	$—	$(529,137)	$—	$(529,137)

There have been no transfers between fair value measurement levels during the period ended February 29, 2016.

(e)	See Schedule of investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Germany Hedged Equity ETF

February 29, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 94.0%
Consumer Discretionary - 16.8%
adidas AG	29,598	$3,170,248
Axel Springer SE	6,281	318,956
Bayerische Motoren Werke AG	46,840	3,829,279
Continental AG	15,561	3,124,930
Daimler AG	136,211	9,350,022
Hugo Boss AG	9,462	540,809
Kabel Deutschland Holding AG	3,131	388,804
ProSiebenSat.1 Media SE	30,953	1,591,862
RTL Group SA (Luxembourg)	5,475	459,744
Volkswagen AG (a)	5,010	701,980
Zalando SE, 144A*	12,220	382,988

		23,859,622

Consumer Staples - 2.2%
Beiersdorf AG	14,260	1,240,250
Henkel AG & Co. KGaA	14,701	1,304,193
Metro AG (a)	25,218	622,604

		3,167,047

Financials - 17.9%
Allianz SE	64,651	9,652,919
Commerzbank AG*	150,592	1,228,503
Deutsche Bank AG (b)	195,120	3,393,013
Deutsche Boerse AG	27,304	2,262,462
Deutsche Wohnen AG	47,732	1,265,684
Hannover Rueck SE	8,531	879,791
Muenchener Rueckversicherungs-Gesellschaft AG	23,602	4,661,398
Vonovia SE	65,924	2,059,677

		25,403,447

Health Care - 14.6%
Bayer AG	116,985	12,271,946
Fresenius Medical Care AG & Co. KGaA	30,936	2,617,263
Fresenius SE & Co. KGaA	53,970	3,574,358
Merck KGaA	18,284	1,559,602
QIAGEN NV (Netherlands)*	31,281	670,035

		20,693,204

Industrials - 12.6%
Brenntag AG	21,857	1,064,032
Deutsche Lufthansa AG*(a)	32,859	492,756
Deutsche Post AG	137,074	3,270,874
Fraport AG Frankfurt Airport Services Worldwide	5,882	340,990
GEA Group AG	25,871	1,144,753
MAN SE	4,986	512,573
OSRAM Licht AG	12,589	591,077
Siemens AG	112,168	10,428,046

		17,845,101

Information Technology - 9.4%
Infineon Technologies AG	159,755	1,957,748
SAP SE	139,033	10,578,269
United Internet AG	17,401	853,922

		13,389,939

Materials - 12.3%
BASF SE	129,933	8,506,340
Evonik Industries AG	19,778	598,564
HeidelbergCement AG	19,938	1,468,607
K+S AG (a)	27,077	570,707
LANXESS AG	12,948	540,815
Linde AG	26,276	3,673,106
Symrise AG	17,446	1,122,401
ThyssenKrupp AG	52,040	883,996

		17,364,536

Telecommunication Services - 5.8%
Deutsche Telekom AG	456,180	7,677,108
Telefonica Deutschland Holding AG	105,200	511,557

		8,188,665

Utilities - 2.4%
E.ON SE	283,075	2,582,115
RWE AG	69,232	793,814

		3,375,929

TOTAL COMMON STOCKS
(Cost $161,604,209)		133,287,490

PREFERRED STOCKS - 5.3%
Consumer Discretionary - 3.2%
Bayerische Motoren Werke AG	7,710	523,455
Porsche Automobil Holding SE	21,663	994,023
Volkswagen AG	26,255	3,076,089

		4,593,567

Consumer Staples - 1.8%
Henkel AG & Co. KGaA	25,205	2,545,616

Materials - 0.3%
FUCHS PETROLUB SE	9,832	404,568

TOTAL PREFERRED STOCKS
(Cost $11,868,297)		7,543,751

SECURITIES LENDING COLLATERAL - 1.7% Daily Assets Fund “Capital Shares”, 0.42% (c)(d)
(Cost $2,344,773)	2,344,773	2,344,773

TOTAL INVESTMENTS - 101.0%
(Cost $175,817,279) †		$143,176,014
Other assets and liabilities, net - (1.0%)		(1,455,331)

NET ASSETS - 100.0%		$141,720,683

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $177,101,949. At February 29, 2016, net unrealized depreciation for all securities based on tax cost was $33,925,935. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,076,907 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $36,002,842.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2016 amounted to $2,270,908, which is 1.6% of net assets.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

A summary of the Fund’s transactions of Deutsche Bank AG securities during the period ended February 29, 2016 is as follows:

	Value ($) at 5/31/15	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Income ($)	Value ($) at 2/29/16
Deutsche Bank AG	8,184,755	1,143,457	(3,626,209)	(479,134)	—	3,393,013

At February 29, 2016, open future contract purchased was as follows:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation) (1)
DAX Index Future	1	$257,387	3/18/2016	$(26,658)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 29, 2016.

As of February 29, 2016, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Bank of Montreal	3/2/2016	EUR	24,560,144	USD	26,592,496	$(125,384)
Canadian Imperial Bank of Commerce	3/2/2016	EUR	36,869,559	USD	39,920,884	(187,857)
JP Morgan & Chase Co.	3/2/2016	EUR	33,423,847	USD	36,188,367	(171,939)
RBC Capital Markets	3/2/2016	EUR	15,225,141	USD	16,485,144	(77,605)
State Street Bank & Trust Co.	3/2/2016	EUR	36,266,238	USD	39,268,357	(184,058)
The Bank of New York Mellon	3/2/2016	EUR	201,000	USD	219,599	940
Bank of Montreal	3/2/2016	USD	26,592,496	EUR	24,474,250	31,943
Canadian Imperial Bank of Commerce	3/2/2016	USD	39,660,047	EUR	36,500,895	47,640
Canadian Imperial Bank of Commerce	3/2/2016	USD	260,837	EUR	240,900	1,227
JP Morgan & Chase Co.	3/2/2016	USD	36,188,367	EUR	33,305,754	43,470
RBC Capital Markets	3/2/2016	USD	1,563,137	EUR	1,442,000	5,550
RBC Capital Markets	3/2/2016	USD	14,922,007	EUR	13,733,383	17,925
State Street Bank & Trust Co.	3/2/2016	USD	15,190,276	EUR	14,028,000	70,157
State Street Bank & Trust Co.	3/2/2016	USD	24,078,081	EUR	22,160,123	28,923
The Bank of New York Mellon	3/2/2016	USD	3,278	EUR	3,000	(14)
The Bank of New York Mellon	3/2/2016	USD	149,587	EUR	137,672	180
The Bank of New York Mellon	3/2/2016	USD	10,013	EUR	9,000	(222)
The Bank of New York Mellon	3/2/2016	USD	56,721	EUR	51,000	(1,241)

Bank of Montreal	4/4/2016	EUR	24,451,071	USD	26,592,496	(36,424)
Canadian Imperial Bank of Commerce	4/4/2016	EUR	36,466,494	USD	39,660,047	(54,505)
JP Morgan & Chase Co.	4/4/2016	EUR	33,275,588	USD	36,188,367	(51,067)
RBC Capital Markets	4/4/2016	EUR	13,720,490	USD	14,922,007	(20,563)
State Street Bank & Trust Co.	4/4/2016	EUR	22,138,932	USD	24,078,081	(32,758)
The Bank of New York Mellon	4/4/2016	EUR	137,541	USD	149,587	(205)
RBC Capital Markets	4/4/2016	USD	792,683	EUR	729,000	1,249
State Street Bank & Trust Co.	4/4/2016	USD	178,375	EUR	164,000	232

Total net unrealized depreciation						$(694,406)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 29, 2016.

Currency Abbreviations

EUR     Euro

USD     U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(e)	$133,287,490	$—	$—	$133,287,490
Preferred Stocks(e)	7,543,751	—	—	7,543,751
Short-Term Investments	2,344,773	—	—	2,344,773
Derivatives(f)
Forward Foreign Currency Exchange Contracts	—	249,436	—	249,436

Total	$143,176,014	$249,436	$—	$143,425,450

	Level 1	Level 2	Level 3	Total
Liabilities
Derivatives(f)
Futures Contracts	$(26,658)	$—	$—	$(26,658)
Forward Foreign Currency Exchange Contracts	—	(943,842)	—	(943,842)

Total	$(26,658)	$(943,842)	$—	$(970,500)

There have been no transfers between fair value measurement levels during the period ended February 29, 2016.

(e)	See Schedule of investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Japan Hedged Equity ETF

February 29, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 100.8%
Consumer Discretionary - 21.1%
ABC-Mart, Inc.	12,600	$725,236
AISIN SEIKI Co. Ltd.	85,300	3,419,414
ASICS Corp.	71,200	1,298,277
Bandai Namco Holdings, Inc.	79,100	1,577,721
Benesse Holdings, Inc.	28,400	863,926
Bridgestone Corp.	289,600	10,152,887
Casio Computer Co. Ltd. (a)	89,700	1,653,907
Daihatsu Motor Co. Ltd. (a)	85,600	1,190,376
DENSO Corp.	216,500	8,039,426
Dentsu, Inc.	96,300	4,483,837
Don Quijote Holdings Co. Ltd.	54,000	1,807,902
Fast Retailing Co. Ltd. (a)	23,700	6,587,362
Fuji Heavy Industries Ltd.	261,405	8,568,603
Hakuhodo DY Holdings, Inc.	105,700	1,196,162
Hikari Tsushin, Inc.	8,600	607,884
Honda Motor Co. Ltd.	725,500	18,575,837
Iida Group Holdings Co. Ltd.	65,600	1,202,565
Isetan Mitsukoshi Holdings Ltd.	158,300	1,841,955
Isuzu Motors Ltd.	264,400	2,649,745
J. Front Retailing Co. Ltd.	110,700	1,292,015
Koito Manufacturing Co. Ltd.	46,600	2,056,095
Marui Group Co. Ltd.	99,300	1,362,397
Mazda Motor Corp.	240,300	3,352,329
McDonald’s Holdings Co. Japan Ltd.	28,400	661,924
Mitsubishi Motors Corp.	284,600	2,029,342
NGK Spark Plug Co. Ltd.	79,600	1,488,860
NHK Spring Co. Ltd.	70,700	646,461
Nikon Corp. (a)	151,700	2,310,043
Nissan Motor Co. Ltd.	1,106,500	10,053,738
Nitori Holdings Co. Ltd.	32,500	2,499,002
NOK Corp.	40,600	655,692
Oriental Land Co. Ltd.	89,100	6,107,524
Panasonic Corp.	982,500	8,315,372
Rakuten, Inc.	413,800	3,937,807
Rinnai Corp.	16,300	1,403,689
Ryohin Keikaku Co. Ltd.	10,700	2,181,659
Sankyo Co. Ltd.	22,000	808,745
Sanrio Co. Ltd.	21,900	429,046
Sega Sammy Holdings, Inc.	83,000	878,915
Sekisui Chemical Co. Ltd.	185,400	2,056,986
Sekisui House Ltd.	268,400	4,377,523
Shimamura Co. Ltd.	9,900	1,095,756
Shimano, Inc.	34,700	5,434,810
Sony Corp.	561,700	11,891,073
Stanley Electric Co. Ltd.	63,400	1,409,076
Sumitomo Electric Industries Ltd.	335,600	4,029,998
Sumitomo Rubber Industries Ltd.	76,100	1,089,312
Suzuki Motor Corp.	162,400	4,069,542
Takashimaya Co. Ltd.	127,000	1,017,081
Toho Co. Ltd.	50,700	1,242,376
Toyoda Gosei Co. Ltd.	27,000	516,988
Toyota Industries Corp.	72,600	3,058,401
Toyota Motor Corp.	1,205,200	63,031,035
USS Co. Ltd.	97,600	1,538,160
Yamada Denki Co. Ltd.	301,200	1,479,888
Yamaha Corp.	74,700	2,086,870
Yamaha Motor Co. Ltd.	116,800	1,742,341
Yokohama Rubber Co. Ltd. (The)	43,900	701,201

		240,782,094

Consumer Staples - 8.3%
Aeon Co. Ltd. (a)	291,100	3,820,922
Ajinomoto Co., Inc.	252,000	6,182,945
Asahi Group Holdings Ltd.	172,100	5,061,271
Calbee, Inc.	32,000	1,296,971
FamilyMart Co. Ltd.	25,900	1,244,983
Japan Tobacco, Inc.	489,500	19,492,306
Kao Corp.	224,400	11,341,897
Kikkoman Corp.	65,000	2,141,590
Kirin Holdings Co. Ltd.	366,200	4,829,404
Kose Corp.	13,500	1,162,565
Lawson, Inc.	27,100	2,090,994
MEIJI Holdings Co. Ltd. (a)	54,400	4,371,106
NH Foods Ltd.	77,600	1,634,517
Nisshin Seifun Group, Inc.	97,685	1,598,411
Nissin Foods Holdings Co. Ltd.	26,800	1,231,200
Seven & i Holdings Co. Ltd.	335,300	13,366,800
Shiseido Co. Ltd.	160,300	3,495,878
Suntory Beverage & Food Ltd.	61,900	2,626,859
Toyo Suisan Kaisha Ltd.	39,900	1,431,382
Unicharm Corp.	165,800	3,611,412

Yakult Honsha Co. Ltd.	39,500	1,888,209
Yamazaki Baking Co. Ltd.	49,400	936,258

		94,857,880

Energy - 0.8%
Idemitsu Kosan Co. Ltd.	39,500	599,743
INPEX Corp.	423,100	3,063,821
JX Holdings, Inc.	999,500	3,892,337
Showa Shell Sekiyu KK	83,900	657,776
TonenGeneral Sekiyu KK	126,000	958,787

		9,172,464

Financials - 18.0%
Acom Co. Ltd.*	188,500	840,898
AEON Financial Service Co. Ltd. (a)	48,000	1,073,620
AEON Mall Co. Ltd.	50,750	720,145
Aozora Bank Ltd.	500,500	1,629,050
Bank of Kyoto Ltd. (The)	152,000	953,075
Bank of Yokohama Ltd. (The)	502,500	2,279,533
Chiba Bank Ltd. (The)	301,600	1,414,983
Chugoku Bank Ltd. (The)	75,900	801,038
Credit Saison Co. Ltd.	66,100	1,120,866
Dai-ichi Life Insurance Co. Ltd. (The)	479,800	5,821,173
Daito Trust Construction Co. Ltd.	30,900	4,187,415
Daiwa House Industry Co. Ltd.	266,800	7,311,534
Daiwa Securities Group, Inc.	740,320	4,377,379
Fukuoka Financial Group, Inc.	340,000	1,079,509
Gunma Bank Ltd. (The)	168,000	739,018
Hachijuni Bank Ltd. (The)	181,000	831,520
Hiroshima Bank Ltd. (The)	223,100	833,002
Hokuhoku Financial Group, Inc.	542,000	807,556
Hulic Co. Ltd.	132,700	1,178,065
Iyo Bank Ltd. (The)	108,100	748,757
Japan Exchange Group, Inc.	244,440	3,795,969
Japan Post Bank Co. Ltd.*	180,325	1,957,499
Japan Post Holdings Co. Ltd.*	200,342	2,553,248
Japan Prime Realty Investment Corp. REIT	369	1,516,842
Japan Real Estate Investment Corp. REIT	583	3,521,112
Japan Retail Fund Investment Corp. REIT	1,117	2,547,935
Joyo Bank Ltd. (The)	273,000	946,681
Kyushu Financial Group, Inc.*	161,400	940,444
Mitsubishi Estate Co. Ltd.	556,000	10,323,143
Mitsubishi UFJ Financial Group, Inc.	5,675,300	24,492,049
Mitsubishi UFJ Lease & Finance Co. Ltd.	219,300	947,178
Mitsui Fudosan Co. Ltd.	419,900	9,768,061
Mizuho Financial Group, Inc.	10,516,040	15,491,235
MS&AD Insurance Group Holdings, Inc.	225,400	6,143,002
Nippon Building Fund, Inc. REIT	629	3,731,994
Nippon Prologis REIT, Inc. REIT	655	1,390,688
Nomura Holdings, Inc.	1,616,300	6,823,279
Nomura Real Estate Holdings, Inc.	55,500	994,772
Nomura Real Estate Master Fund, Inc. REIT	1,574	2,186,053
NTT Urban Development Corp.	52,000	508,217
ORIX Corp.	589,360	7,720,143
Resona Holdings, Inc.	982,700	3,442,566
SBI Holdings, Inc.	95,028	868,066
Seven Bank Ltd.	265,100	1,133,238
Shinsei Bank Ltd.	796,000	945,980
Shizuoka Bank Ltd. (The)	236,000	1,728,846
Sompo Japan Nipponkoa Holdings, Inc.	147,950	4,264,445
Sony Financial Holdings, Inc.	77,500	1,082,546
Sumitomo Mitsui Financial Group, Inc.	566,500	15,896,466
Sumitomo Mitsui Trust Holdings, Inc.	1,475,900	4,302,499
Sumitomo Realty & Development Co. Ltd.	158,000	4,349,537
Suruga Bank Ltd.	80,500	1,290,799
T&D Holdings, Inc.	257,900	2,546,864
Tokio Marine Holdings, Inc.	303,400	10,590,948
Tokyo Tatemono Co. Ltd.	91,800	1,060,843
Tokyu Fudosan Holdings Corp.	228,200	1,445,034
United Urban Investment Corp. REIT	1,225	1,927,320
Yamaguchi Financial Group, Inc.	88,500	834,335

		204,758,012

Health Care - 8.8%
Alfresa Holdings Corp.	78,500	1,423,032
Astellas Pharma, Inc.	939,300	13,528,652

Chugai Pharmaceutical Co. Ltd.	99,700	2,962,130
Daiichi Sankyo Co. Ltd.	283,900	5,932,051
Eisai Co. Ltd. (a)	112,100	6,917,581
Hisamitsu Pharmaceutical Co., Inc.	25,500	1,113,809
Hoya Corp.	185,200	6,701,397
Kyowa Hakko Kirin Co. Ltd.	104,600	1,561,277
M3, Inc.	86,500	2,062,866
Medipal Holdings Corp.	59,900	920,108
Miraca Holdings, Inc.	24,100	1,038,765
Mitsubishi Tanabe Pharma Corp.	100,000	1,797,703
Olympus Corp.	122,100	4,461,461
Ono Pharmaceutical Co. Ltd.	36,600	6,788,958
Otsuka Holdings Co. Ltd.	173,700	6,142,006
Santen Pharmaceutical Co. Ltd.	165,800	2,548,281
Shionogi & Co. Ltd.	132,900	5,698,829
Sumitomo Dainippon Pharma Co. Ltd.	75,100	853,871
Suzuken Co. Ltd.	34,050	1,109,785
Sysmex Corp.	64,900	4,029,090
Taisho Pharmaceutical Holdings Co. Ltd.	14,100	1,114,194
Takeda Pharmaceutical Co. Ltd.	351,600	16,748,203
Terumo Corp.	135,300	4,631,795

		100,085,844

Industrials - 19.5%
Amada Holdings Co. Ltd.	151,500	1,406,771
ANA Holdings, Inc. (a)	525,000	1,486,697
Asahi Glass Co. Ltd.	431,000	2,090,878
Central Japan Railway Co.	64,098	11,491,651
Dai Nippon Printing Co. Ltd.	243,000	2,092,617
Daikin Industries Ltd.	104,300	7,006,984
East Japan Railway Co.	148,400	13,050,724
FANUC Corp.	87,020	12,811,246
Fuji Electric Co. Ltd.	263,000	902,674
Hankyu Hanshin Holdings, Inc.	510,200	3,271,470
Hino Motors Ltd.	115,100	1,163,709
Hitachi Construction Machinery Co. Ltd. (a)	47,900	666,534
Hoshizaki Electric Co. Ltd.	17,800	1,379,735
IHI Corp. (a)	620,000	1,105,228
ITOCHU Corp.	703,000	8,295,344
Japan Airlines Co. Ltd.	53,278	1,908,945
Japan Airport Terminal Co. Ltd. (a)	18,800	661,097
JGC Corp.	93,000	1,465,664
JTEKT Corp.	91,700	1,254,872
Kajima Corp.	377,000	2,166,609
Kamigumi Co. Ltd.	103,000	966,467
Kawasaki Heavy Industries Ltd.	633,000	1,717,866
Keihan Electric Railway Co. Ltd.	225,800	1,566,011
Keikyu Corp.	209,000	1,855,430
Keio Corp.	258,000	2,372,808
Keisei Electric Railway Co. Ltd.	122,000	1,680,333
Kintetsu Group Holdings Co. Ltd.	807,000	3,464,041
Komatsu Ltd.	410,900	6,262,531
Kubota Corp.	499,100	6,402,804
Kurita Water Industries Ltd.	47,200	1,029,772
LIXIL Group Corp.	118,500	2,436,105
Mabuchi Motor Co. Ltd.	22,100	971,181
Makita Corp.	53,000	3,116,403
Marubeni Corp. (a)	734,900	3,685,091
Minebea Co. Ltd.	142,500	1,048,956
Mitsubishi Corp.	601,500	9,639,577
Mitsubishi Electric Corp.	861,000	8,735,613
Mitsubishi Heavy Industries Ltd.	1,352,100	4,820,577
Mitsubishi Logistics Corp.	51,000	659,013
Mitsui & Co. Ltd.	759,500	8,766,700
Mitsui OSK Lines Ltd.	516,000	965,598
Nabtesco Corp.	54,300	1,039,721
Nagoya Railroad Co. Ltd.	391,600	1,875,429
NGK Insulators Ltd.	116,000	2,067,846
Nidec Corp.	99,600	6,684,167
Nippon Express Co. Ltd.	369,000	1,636,291
Nippon Yusen KK	720,000	1,328,189
NSK Ltd.	208,600	1,907,380
Obayashi Corp.	289,100	2,638,321
Odakyu Electric Railway Co. Ltd.	279,000	3,216,709
Park24 Co. Ltd.	42,900	1,123,911
Recruit Holdings Co. Ltd.	63,000	1,871,757
Secom Co. Ltd.	93,400	6,659,063
Seibu Holdings, Inc.	53,300	1,049,881
Shimizu Corp.	263,700	2,006,604
SMC Corp.	23,900	5,538,619
Sohgo Security Services Co. Ltd.	27,300	1,416,390
Sumitomo Corp.	501,000	4,936,464
Sumitomo Heavy Industries Ltd.	247,000	1,020,815

Taisei Corp.	470,000	2,851,137
THK Co. Ltd.	53,700	915,836
Tobu Railway Co. Ltd.	455,000	2,372,755
Tokyu Corp.	501,000	4,198,883
Toppan Printing Co. Ltd.	234,000	1,977,757
Toshiba Corp.*(a)	1,792,000	2,778,073
TOTO Ltd.	63,050	1,814,529
Toyota Tsusho Corp.	94,600	1,913,730
West Japan Railway Co.	73,200	4,289,882
Yamato Holdings Co. Ltd.	151,300	3,072,160

		222,044,625

Information Technology - 10.3%
Alps Electric Co. Ltd.	82,300	1,354,696
Brother Industries Ltd.	107,400	1,175,394
Canon, Inc.	474,800	13,319,076
Citizen Holdings Co. Ltd.	117,700	647,191
FUJIFILM Holdings Corp.	206,100	7,735,490
Fujitsu Ltd.	830,000	3,040,867
GungHo Online Entertainment, Inc. (a)	188,330	449,300
Hamamatsu Photonics KK	63,400	1,558,081
Hirose Electric Co. Ltd.	13,410	1,515,174
Hitachi High-Technologies Corp.	29,600	787,548
Hitachi Ltd.	2,152,000	9,121,022
Itochu Techno-Solutions Corp.	21,400	428,740
Kakaku.com, Inc.	64,200	1,130,212
Keyence Corp.	20,210	10,469,302
Konami Holdings Corp.	42,200	1,025,106
Konica Minolta, Inc.	201,400	1,691,506
Kyocera Corp.	142,800	6,296,852
Mixi, Inc.	18,800	631,085
Murata Manufacturing Co. Ltd.	90,200	10,851,519
NEC Corp.	1,160,000	2,942,309
Nexon Co. Ltd.	59,400	892,409
Nintendo Co. Ltd.	47,200	6,620,265
Nippon Electric Glass Co. Ltd.	178,000	847,732
Nomura Research Institute Ltd.	55,120	1,884,507
NTT Data Corp.	56,200	2,816,106
Obic Co. Ltd.	26,900	1,338,380
Omron Corp.	87,000	2,301,636
Oracle Corp. Japan	17,100	837,143
OTSUKA Corp.	23,300	1,153,066
Ricoh Co. Ltd.	315,000	3,114,939
Rohm Co. Ltd.	43,800	1,872,343
Seiko Epson Corp.	124,600	2,007,877
Shimadzu Corp.	113,000	1,763,824
TDK Corp.	54,800	2,862,596
Tokyo Electron Ltd.	76,300	4,610,955
Trend Micro, Inc.	46,900	1,709,538
Yahoo Japan Corp.	633,700	2,500,967
Yaskawa Electric Corp.	107,900	1,296,656
Yokogawa Electric Corp.	102,800	993,765

		117,595,174

Materials - 5.3%
AIR WATER, Inc.	71,500	1,012,687
Asahi Kasei Corp.	562,300	3,183,150
Daicel Corp.	130,000	1,661,390
Hitachi Chemical Co. Ltd.	45,300	738,829
Hitachi Metals Ltd.	95,500	1,018,057
JFE Holdings, Inc.	218,800	2,623,543
JSR Corp.	80,500	1,130,163
Kaneka Corp.	125,000	937,874
Kansai Paint Co. Ltd.	103,200	1,417,736
Kobe Steel Ltd.	1,379,000	1,064,015
Kuraray Co. Ltd.	158,000	1,729,165
Maruichi Steel Tube Ltd. (a)	21,000	571,771
Mitsubishi Chemical Holdings Corp.	603,400	3,046,031
Mitsubishi Gas Chemical Co., Inc.	173,000	808,576
Mitsubishi Materials Corp.	498,000	1,404,496
Mitsui Chemicals, Inc.	363,000	1,187,947
Nippon Paint Holdings Co. Ltd.	65,200	1,307,412
Nippon Steel & Sumitomo Metal Corp.	338,414	5,852,577
Nitto Denko Corp.	73,400	3,890,190
Oji Holdings Corp.	353,000	1,336,801
Shin-Etsu Chemical Co. Ltd.	182,600	9,175,749
Sumitomo Chemical Co. Ltd.	664,000	2,909,104
Sumitomo Metal Mining Co. Ltd.	221,000	2,376,502
Taiheiyo Cement Corp.	535,000	1,138,752
Taiyo Nippon Sanso Corp.	69,400	631,497
Teijin Ltd.	424,000	1,368,773
Toray Industries, Inc. (a)	654,000	5,236,408
Toyo Seikan Group Holdings Ltd.	72,700	1,237,296

		59,996,491

Telecommunication Services - 6.1%
KDDI Corp.	778,352	19,866,942
Nippon Telegraph & Telephone Corp.	307,800	13,119,479
NTT DOCOMO, Inc.	636,400	14,908,879
SoftBank Group Corp.	427,400	21,128,354

		69,023,654

Utilities - 2.6%
Chubu Electric Power Co., Inc.	286,800	3,784,829
Chugoku Electric Power Co., (The), Inc.	132,200	1,768,060
Electric Power Development Co. Ltd.	65,200	2,015,183
Hokuriku Electric Power Co.	74,900	1,117,306
Kansai Electric Power Co., (The), Inc.*	313,400	3,446,552
Kyushu Electric Power Co., Inc.*	190,000	1,912,554
Osaka Gas Co. Ltd.	835,000	3,185,819
Shikoku Electric Power Co., Inc.	79,500	1,142,211
Toho Gas Co. Ltd.	181,000	1,263,332
Tohoku Electric Power Co., Inc.	201,500	2,576,941
Tokyo Electric Power Co., Inc.*	643,600	3,264,948
Tokyo Gas Co. Ltd.	1,014,000	4,686,226

		30,163,961

TOTAL COMMON STOCKS
(Cost $1,282,893,197)		1,148,480,199

SECURITIES LENDING COLLATERAL - 2.7%
Daily Assets Fund “Capital Shares”, 0.42% (b)(c)
(Cost $31,007,378)	31,007,378	31,007,378

TOTAL INVESTMENTS - 103.5%
(Cost $1,313,900,575)†		$1,179,487,577
Other assets and liabilities, net - (3.5%)		(40,159,925)

NET ASSETS - 100.0%		$1,139,327,652

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $1,331,897,942. At February 29, 2016, net unrealized depreciation for all securities based on tax cost was $152,410,365. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $44,563,300 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $196,973,665.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2016 amounted to $29,772,505, which is 2.6% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

At February 29, 2016, open future contract purchased was as follows:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(1)
TOPIX Index Futures	17	$1,941,909	3/10/2016	$(440,462)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 29, 2016.

As of February 29, 2016, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Bank of Montreal	3/3/2016	JPY	42,391,033,599	USD	350,315,959	$(25,683,479)
Canadian Imperial Bank of Commerce	3/3/2016	JPY	28,666,777,386	USD	236,903,768	(17,364,441)
JP Morgan & Chase Co.	3/3/2016	JPY	39,503,544,088	USD	326,440,499	(23,947,523)
RBC Capital Markets	3/3/2016	JPY	589,385,000	USD	5,219,432	(8,288)
State Street Bank & Trust Co.	3/3/2016	JPY	34,854,712,502	USD	288,050,714	(21,103,162)
State Street Bank & Trust Co.	3/3/2016	JPY	589,385,000	USD	5,219,300	(8,419)
The Bank of New York Mellon	3/3/2016	JPY	808,853,709	USD	6,684,355	(490,005)
The Bank of Nova Scotia	3/3/2016	JPY	35,132,021,061	USD	290,325,687	(21,287,857)
Bank of Montreal	3/3/2016	USD	28,286,948	JPY	3,203,478,000	127,220
Bank of Montreal	3/3/2016	USD	3,000,000	JPY	341,574,000	29,689
Bank of Montreal	3/3/2016	USD	159,120,463	JPY	19,251,658,000	11,637,643
Bank of Montreal	3/3/2016	USD	152,208,549	JPY	17,180,159,401	175,806
Bank of Montreal	3/3/2016	USD	3,700,000	JPY	412,015,350	(45,512)
Bank of Montreal	3/3/2016	USD	4,000,000	JPY	452,860,000	16,772
Canadian Imperial Bank of Commerce	3/3/2016	USD	26,219,945	JPY	3,172,928,000	1,923,250
Canadian Imperial Bank of Commerce	3/3/2016	USD	182,395,918	JPY	20,587,939,208	214,718
Canadian Imperial Bank of Commerce	3/3/2016	USD	28,287,905	JPY	3,203,478,000	126,262
JP Morgan & Chase Co.	3/3/2016	USD	326,440,499	JPY	36,846,971,308	384,288
RBC Capital Markets	3/3/2016	USD	5,219,432	JPY	589,130,292	6,029
State Street Bank & Trust Co.	3/3/2016	USD	2,500,000	JPY	293,205,750	100,673
State Street Bank & Trust Co.	3/3/2016	USD	26,635,991	JPY	2,984,168,500	(167,052)
State Street Bank & Trust Co.	3/3/2016	USD	264,134,023	JPY	29,813,626,001	306,489
The Bank of New York Mellon	3/3/2016	USD	6,684,355	JPY	754,476,483	7,691
The Bank of Nova Scotia	3/3/2016	USD	26,639,486	JPY	2,984,168,500	(170,547)
The Bank of Nova Scotia	3/3/2016	USD	263,686,201	JPY	29,763,579,982	310,413
Bank of Montreal	4/5/2016	JPY	17,161,285,541	USD	152,208,549	(185,692)
Canadian Imperial Bank of Commerce	4/5/2016	JPY	20,565,322,114	USD	182,395,918	(226,569)
Canadian Imperial Bank of Commerce	4/5/2016	JPY	1,221,450,000	USD	10,823,900	(22,721)
JP Morgan & Chase Co.	4/5/2016	JPY	36,808,777,770	USD	326,440,499	(425,791)
RBC Capital Markets	4/5/2016	JPY	588,486,214	USD	5,219,432	(6,395)
State Street Bank & Trust Co.	4/5/2016	JPY	29,780,846,969	USD	264,134,023	(323,412)
The Bank of New York Mellon	4/5/2016	JPY	753,660,992	USD	6,684,355	(8,244)
The Bank of Nova Scotia	4/5/2016	JPY	29,731,146,579	USD	263,686,201	(329,889)
Bank of Montreal	4/5/2016	USD	4,466,813	JPY	503,034,000	188
Bank of Montreal	4/5/2016	USD	45,931,009	JPY	5,178,301,000	52,915
RBC Capital Markets	4/5/2016	USD	4,466,661	JPY	503,034,000	340

Total net unrealized depreciation						$(96,384,612)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 29, 2016.

Currency Abbreviations

JPY	Japanese Yen
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$1,148,480,199	$—	$—	$1,148,480,199
Short-Term Investments	31,007,378	—	—	31,007,378
Derivatives (e)
Forward Foreign Currency Exchange Contracts	—	15,420,386	—	15,420,386

Total	$1,179,487,577	$15,420,386	$—	$1,194,907,963

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Futures Contracts	$(440,462)	$—	$—	$(440,462)
Forward Foreign Currency Exchange Contracts	—	(111,804,998)	—	(111,804,998)

Total	$(440,462)	$(111,804,998)	$—	$(112,245,460)

There have been no transfers between fair value measurement levels during the period ended February 29, 2016.

(d)	See Schedule of investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Mexico Hedged Equity ETF

February 29, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.7%
Consumer Discretionary - 10.4%
Alsea SAB de CV	13,560	$51,009
Consorcio ARA SAB de CV	30,802	9,395
El Puerto de Liverpool SAB de CV, Class C1	5,081	56,141
Grupo Famsa SAB de CV, Class A*	11,020	7,811
Grupo Televisa SAB, Series CPO	56,263	289,849
Hoteles City Express SAB de CV*	10,200	12,197
TV Azteca SAB de CV	53,401	6,598

		433,000

Consumer Staples - 29.9%
Arca Continental SAB de CV	10,532	64,243
Coca-Cola Femsa SAB de CV, Series L	9,170	67,321
Fomento Economico Mexicano SAB de CV	43,320	405,985
Gruma SAB de CV, Class B	5,013	80,551
Grupo Bimbo SAB de CV, Series A*	43,186	122,674
Grupo Comercial Chedraui SA de CV	9,486	25,015
Grupo Herdez SAB de CV	7,700	16,279
Grupo Lala SAB de CV	17,649	41,343
Industrias Bachoco SAB de CV, Series B	5,520	22,205
Kimberly-Clark de Mexico SAB de CV, Class A	39,359	86,403
La Comer SAB de CV*	12,557	12,093
Organizacion Cultiba SAB de CV	8,440	10,372
Wal-Mart de Mexico SAB de CV	120,238	283,186

		1,237,670

Financials - 21.1%
Banregio Grupo Financiero SAB de CV	6,440	32,427
Bolsa Mexicana de Valores SAB de CV	12,440	17,140
Concentradora Fibra Hotelera Mexicana SA de CV REIT	15,740	12,267
Corp. Inmobiliaria Vesta SAB de CV	16,420	23,765
Credito Real SAB de CV, SOFOM, ER	6,552	13,888
Fibra Shop Portafolios Inmobiliarios SAPI de CV REIT	13,140	12,263
Fibra Uno Administracion SA de CV REIT	61,853	129,062
Gentera SAB de CV	27,947	52,441
Grupo Financiero Banorte SAB de CV, Class O	57,579	290,976
Grupo Financiero Inbursa SAB de CV, Class O	59,847	106,886
Grupo Financiero Interacciones SA de CV, Class O	2,700	14,036
Grupo Financiero Santander Mexico SAB de CV, Class B	48,583	77,872
Grupo GICSA SA de CV*	4,700	3,653
Macquarie Mexico Real Estate Management SA de CV REIT*	23,421	29,532
PLA Administradora Industrial S de RL de CV REIT*	17,640	29,452
Prologis Property Mexico SA de CV REIT*	11,340	16,557
Qualitas Controladora SAB de CV*	8,660	9,319
Unifin Financiera SAB de CV SOFOM ENR*	1,500	4,337

		875,873

Health Care - 0.4%
Genomma Lab Internacional SAB de CV, Class B*	25,652	16,795

Industrials - 12.9%
Alfa SAB de CV, Class A	72,010	130,397
Controladora Vuela Cia de Aviacion SAB de CV, Class A*	12,980	25,452
Elementia SAB de CV, 144A*	4,000	4,518
Empresas ICA SAB de CV*	26,441	6,227
Grupo Aeromexico SAB de CV*	11,420	24,169
Grupo Aeroportuario del Centro Norte SAB de CV*	6,180	29,342
Grupo Aeroportuario del Pacifico SAB de CV, Class B	8,370	66,175
Grupo Aeroportuario del Sureste SAB de CV, Class B	5,440	76,160
Grupo Carso SAB de CV, Series A1	14,827	59,897

Grupo Rotoplas SAB de CV*	6,680	10,593
OHL Mexico SAB de CV*	24,032	28,022
Promotora y Operadora de Infraestructura SAB de CV	6,391	74,175

		535,127

Materials - 11.6%
Cemex SAB de CV*	295,415	162,943
Grupo Mexico SAB de CV, Series B	84,096	176,959
Grupo Simec SAB de CV, Series B*	4,040	9,383
Industrias CH SAB de CV, Series B*	4,938	14,629
Industrias Penoles SAB de CV	3,790	44,556
Mexichem SAB de CV	28,493	59,689
Minera Frisco SAB de CV, Class A1*	23,449	11,472

		479,631

Telecommunication Services - 13.4%
America Movil SAB de CV, Series L	765,503	521,032
Axtel SAB de CV*	27,361	11,485
Telesites SAB de CV*	38,285	20,694

		553,211

TOTAL COMMON STOCKS
(Cost $5,176,405)		4,131,307

TOTAL INVESTMENTS - 99.7%
(Cost $5,176,405)†		$4,131,307
Other assets and liabilities, net - 0.3%		12,070

NET ASSETS - 100.0%		$4,143,377

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $5,206,454. At February 29, 2016, net unrealized depreciation for all securities based on tax cost was $1,075,147. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $106,478 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,181,625.

CPO: Ordinary Participation Certificates

REIT: Real Estate Investment Trust

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of February 29, 2016, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Bank of Montreal	3/3/2016	MXN	62,134	USD	3,435	$9
Bank of Montreal	3/3/2016	MXN	577,000	USD	31,676	(141)
Bank of Montreal	3/3/2016	MXN	26,823,265	USD	1,473,009	(6,078)
JP Morgan & Chase Co.	3/3/2016	MXN	47,876,618	USD	2,629,948	(10,062)
The Bank of New York Mellon	3/3/2016	MXN	108,700	USD	5,937	(56)
Bank of Montreal	3/3/2016	USD	1,412,969	MXN	25,558,151	(3,643)
Bank of Montreal	3/3/2016	USD	458	MXN	8,339	2
Bank of Montreal	3/3/2016	USD	86,258	MXN	1,570,000	315
Bank of Montreal	3/3/2016	USD	5,000	MXN	91,448	42
JP Morgan & Chase Co.	3/3/2016	USD	2,629,948	MXN	47,571,412	(6,768)
The Bank of New York Mellon	3/3/2016	USD	9,372	MXN	172,500	139
Bank of Montreal	4/5/2016	MXN	1,478,000	USD	81,471	210
Bank of Montreal	4/5/2016	MXN	204,000	USD	11,238	22
Bank of Montreal	4/5/2016	MXN	25,629,139	USD	1,412,969	3,875
JP Morgan & Chase Co.	4/5/2016	MXN	47,703,304	USD	2,629,948	7,212
Bank of Montreal	4/5/2016	USD	3,435	MXN	62,307	(9)

Total net unrealized depreciation						$(14,931)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 29, 2016.

Currency Abbreviations

MXN	Mexican Peso
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$4,131,307	$—	$—	$4,131,307
Derivatives (b)
Forward Foreign Currency Exchange Contracts	—	11,826	—	11,826

Total	$4,131,307	$11,826	$—	$4,143,133

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Exchange Contracts	$—	$(26,757)	$—	$(26,757)

Total	$—	$(26,757)	$—	$(26,757)

There have been no transfers between fair value measurement levels during the period ended February 29, 2016.

(a)	See Schedule of investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI South Korea Hedged Equity ETF

February 29, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 94.9%
Consumer Discretionary - 15.0%
Cheil Worldwide, Inc.	21,516	$294,895
CJ E&M Corp.	4,339	261,385
Coway Co. Ltd.	13,164	1,037,835
Hankook Tire Co. Ltd.	18,399	794,458
Hanon Systems	48,848	392,617
Hanssem Co. Ltd.	2,175	448,472
Hotel Shilla Co. Ltd.	8,355	428,323
Hyundai Department Store Co. Ltd.	3,914	428,840
Hyundai Mobis Co. Ltd.	16,204	3,262,550
Hyundai Motor Co.	36,575	4,362,264
Hyundai Wia Corp.	4,240	375,418
Kangwon Land, Inc.	28,761	959,320
Kia Motors Corp.	62,918	2,345,371
LG Electronics, Inc.	25,681	1,347,697
Lotte Shopping Co. Ltd.	2,782	562,384
Paradise Co. Ltd.	13,160	155,894
Shinsegae Co. Ltd.	1,807	310,494

		17,768,217

Consumer Staples - 8.8%
Amorepacific Corp.	7,688	2,284,580
AMOREPACIFIC Group	6,896	789,022
BGF Retail Co. Ltd.	1,963	257,934
CJ CheilJedang Corp.	1,980	579,575
Dongsuh Cos., Inc.	7,769	185,320
E-MART, Inc.	5,190	738,611
GS Retail Co. Ltd.	6,150	253,619
KT&G Corp.	26,253	2,260,811
LG Household & Health Care Ltd.	2,257	1,584,116
Lotte Chilsung Beverage Co. Ltd.	141	236,577
Lotte Confectionery Co. Ltd.	151	292,794
Orion Corp.	891	660,667
Ottogi Corp.	273	252,978

		10,376,604

Energy - 2.6%
GS Holdings	12,818	549,328
SK Innovation Co. Ltd.	15,320	1,796,232
S-Oil Corp.	11,197	715,261

		3,060,821

Financials - 13.1%
BNK Financial Group, Inc.	67,383	469,126
Daewoo Securities Co. Ltd.	46,519	300,547
DGB Financial Group, Inc.	44,091	295,913
Dongbu Insurance Co. Ltd.	10,673	582,540
Hana Financial Group, Inc.	71,669	1,208,295
Hanwha Life Insurance Co. Ltd.	57,707	285,572
Hyundai Marine & Fire Insurance Co. Ltd.	16,121	400,842
Industrial Bank of Korea	64,805	610,478
KB Financial Group, Inc.	92,377	2,218,482
Korea Investment Holdings Co. Ltd.*	10,018	336,580
Mirae Asset Securities Co. Ltd.*	16,863	269,301
NH Investment & Securities Co. Ltd.	37,446	296,128
Samsung Card Co. Ltd.	9,347	269,821
Samsung Fire & Marine Insurance Co. Ltd.	8,388	2,055,118
Samsung Life Insurance Co. Ltd.	19,238	1,742,262
Samsung Securities Co. Ltd.	14,647	462,493
Shinhan Financial Group Co. Ltd.	101,547	3,116,122
Woori Bank	79,139	557,371

		15,476,991

Health Care - 2.3%
Celltrion, Inc.*	16,278	1,316,245
Hanmi Pharm. Co. Ltd.	1,217	642,598
Hanmi Science Co. Ltd.	2,678	319,402
Yuhan Corp.	1,999	417,839

		2,696,084

Industrials - 11.2%
CJ Corp.	3,622	697,045
CJ Korea Express Corp.*	1,874	296,246
Daelim Industrial Co. Ltd.	7,146	464,574
Daewoo Engineering & Construction Co. Ltd.*	31,337	135,818
Daewoo International Corp.	12,776	196,800
Doosan Corp.	2,209	134,680
Doosan Heavy Industries & Construction Co. Ltd.	13,855	184,853
GS Engineering & Construction Corp.*	13,588	275,781
Hanwha Corp.	11,828	324,225

Hyundai Development Co.-Engineering & Construction	14,316	456,093
Hyundai Engineering & Construction Co. Ltd.	18,821	578,312
Hyundai Glovis Co. Ltd.	4,367	679,750
Hyundai Heavy Industries Co. Ltd.*	10,267	855,099
KCC Corp.	1,462	504,199
KEPCO Plant Service & Engineering Co. Ltd.*	5,592	321,946
Korea Aerospace Industries Ltd.	14,371	822,727
Korean Air Lines Co. Ltd.*	9,827	204,216
LG Corp.	22,944	1,332,077
S-1 Corp.	4,916	364,914
Samsung C&T Corp.	17,821	2,226,364
Samsung Heavy Industries Co. Ltd.*	39,371	334,273
SK Holdings Co. Ltd.	8,471	1,698,721
SK Networks Co. Ltd.	33,202	160,010

		13,248,723

Information Technology - 30.1%
Kakao Corp.	6,970	534,853
LG Display Co. Ltd.	56,635	1,121,984
LG Innotek Co. Ltd.	3,640	256,657
NAVER Corp.	6,668	3,084,092
NCSoft Corp.	4,086	792,949
Samsung Electro-Mechanics Co. Ltd.	14,852	650,909
Samsung Electronics Co. Ltd.	24,768	23,592,386
Samsung SDI Co. Ltd.	13,404	1,082,768
Samsung SDS Co. Ltd.	7,257	1,088,521
SK Hynix, Inc.	138,483	3,359,335

		35,564,454

Materials - 8.1%
Hanwha Chemical Corp.	26,955	522,012
Hyosung Corp.	5,720	578,152
Hyundai Steel Co.	19,641	883,027
Korea Zinc Co. Ltd.	2,095	756,382
Kumho Petrochemical Co. Ltd.	3,960	196,927
LG Chem Ltd.	11,063	2,683,674
Lotte Chemical Corp.	3,767	973,200
OCI Co. Ltd.*	4,436	327,490
POSCO	16,429	2,636,983

		9,557,847

Telecommunication Services - 1.0%
KT Corp.	8,812	205,924
LG Uplus Corp.	54,804	471,952
SK Telecom Co. Ltd.	2,506	473,155

		1,151,031

Utilities - 2.7%
Korea Electric Power Corp.	61,217	2,905,666
Korea Gas Corp.	7,558	234,679

		3,140,345

TOTAL COMMON STOCKS
(Cost $112,879,765)		112,041,117

PREFERRED STOCKS - 3.9%
Consumer Discretionary - 1.0%
Hyundai Motor Co.	6,040	495,722
Hyundai Motor Co. — 2nd Preferred	9,259	771,147

		1,266,869

Consumer Staples - 0.3%
Amorepacific Corp.	2,071	375,952

Information Technology - 2.3%
Samsung Electronics Co. Ltd.	3,381	2,695,614

Materials - 0.3%
LG Chem Ltd.	2,072	336,761

TOTAL PREFERRED STOCKS
(Cost $4,640,230)		4,675,196

TOTAL INVESTMENTS - 98.8%
(Cost $117,519,995)†		$116,716,313
Other assets and liabilities, net - 1.2%		1,362,724

NET ASSETS - 100.0%		$118,079,037

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $120,959,689. At February 29, 2016, net unrealized depreciation for all securities based on tax cost was $4,243,376. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,417,270 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,660,646.

As of February 29, 2016, the Fund had the following forward foreign currency contracts outstanding:

						Unrealized
Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Appreciation (Depreciation)(1)
Bank of Montreal	3/4/2016	KRW	210,154,000	USD	170,000	$88
Bank of Montreal	3/4/2016	KRW	244,850,000	USD	200,000	2,036
Bank of Montreal	3/4/2016	KRW	1,311,270,000	USD	1,071,037	10,858
Bank of Montreal	3/4/2016	KRW	6,961,874,000	USD	5,781,567	152,801
Bank of Montreal	3/4/2016	KRW	6,279,448,500	USD	5,193,919	116,904
Bank of Montreal	3/4/2016	KRW	25,513,337,500	USD	20,550,413	(77,452)
Bank of Montreal	3/4/2016	KRW	362,595,000	USD	300,000	6,837
JP Morgan & Chase Co.	3/4/2016	KRW	84,407,896,340	USD	69,775,892	1,531,010
RBC Capital Markets	3/4/2016	KRW	3,158,184,000	USD	2,609,854	56,421
State Street Bank & Trust Co.	3/4/2016	KRW	6,961,874,000	USD	5,789,982	161,216
State Street Bank & Trust Co.	3/4/2016	KRW	1,311,270,000	USD	1,070,862	10,683
State Street Bank & Trust Co.	3/4/2016	KRW	2,646,380,000	USD	2,200,000	60,367
State Street Bank & Trust Co.	3/4/2016	KRW	6,279,448,500	USD	5,196,498	119,483
State Street Bank & Trust Co.	3/4/2016	KRW	73,326,596,000	USD	60,640,586	1,355,079
State Street Bank & Trust Co.	3/4/2016	KRW	1,013,701,000	USD	834,459	14,869
Bank of Montreal	3/4/2016	USD	6,434,815	KRW	7,802,213,000	(126,624)

Bank of Montreal	3/4/2016	USD	27,590,986	KRW	33,081,316,000	(844,312)
JP Morgan & Chase Co.	3/4/2016	USD	67,961,269	KRW	84,407,896,340	283,612
RBC Capital Markets	3/4/2016	USD	2,543,067	KRW	3,158,184,000	10,366
State Street Bank & Trust Co.	3/4/2016	USD	6,429,512	KRW	7,802,213,000	(121,322)
State Street Bank & Trust Co.	3/4/2016	USD	3,716,083	KRW	4,493,487,000	(83,040)
State Street Bank & Trust Co.	3/4/2016	USD	63,806,792	KRW	79,243,569,500	262,664
JP Morgan & Chase Co.	4/5/2016	KRW	84,407,896,340	USD	67,887,478	(298,908)
RBC Capital Markets	4/5/2016	KRW	3,158,184,000	USD	2,540,469	(10,775)
State Street Bank & Trust Co.	4/5/2016	KRW	165,572,000	USD	133,407	(345)
State Street Bank & Trust Co.	4/5/2016	KRW	79,243,569,500	USD	63,746,738	(267,803)
State Street Bank & Trust Co.	4/5/2016	KRW	623,464,000	USD	501,540	(2,107)
Bank of Montreal	4/5/2016	USD	20,535,526	KRW	25,513,337,500	74,658

Total net unrealized appreciation						$2,397,264

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 29, 2016.

Currency Abbreviations

KRW	South Korean Won
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$112,041,117	$—	$—	$112,041,117
Preferred Stocks (a)	4,675,196	—	—	4,675,196
Derivatives (b)
Forward Foreign Currency Exchange Contracts	—	4,229,952	—	4,229,952

Total	$116,716,313	$4,229,952	$—	$120,946,265

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Exchange Contracts	$—	$(1,832,688)	$—	$(1,832,688)

Total	$—	$(1,832,688)	$—	$(1,832,688)

There have been no transfers between fair value measurement levels during the period ended February 29, 2016.

(a)	See Schedule of investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF

February 29, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.8%
Consumer Discretionary - 11.2%
Barratt Developments PLC	1,958	$16,079
Berkeley Group Holdings PLC	254	11,486
Burberry Group PLC (a)	869	15,966
Carnival PLC (United States)	369	18,376
Compass Group PLC	3,213	56,615
Dixons Carphone PLC	1,911	11,589
GKN PLC	3,347	12,811
InterContinental Hotels Group PLC	461	17,485
ITV PLC	7,482	25,889
Kingfisher PLC	4,482	20,854
Marks & Spencer Group PLC	3,191	18,885
Merlin Entertainments PLC, 144A	1,386	8,851
Next PLC	284	26,741
Pearson PLC	1,604	19,177
Persimmon PLC*	599	18,208
RELX PLC	2,172	37,547
Sky PLC	2,017	29,281
Sports Direct International PLC*	517	2,911
Taylor Wimpey PLC	6,355	16,470
TUI AG (Germany)	974	14,533
Whitbread PLC	356	19,428
William Hill PLC	1,727	9,865
WPP PLC	2,529	53,609

		482,656

Consumer Staples - 20.1%
Associated British Foods PLC	696	32,995
British American Tobacco PLC	3,642	198,988
Coca-Cola HBC AG CDI (Switzerland)*(a)	389	7,445
Diageo PLC	4,914	127,147
Imperial Brands PLC	1,873	97,043
J Sainsbury PLC	2,630	9,312
Reckitt Benckiser Group PLC	1,245	113,675
SABMiller PLC	1,898	110,371
Tate & Lyle PLC	911	7,443
Tesco PLC*	15,902	39,928
Unilever PLC	2,507	107,891
Wm Morrison Supermarkets PLC (a)	4,333	12,001

		864,239

Energy - 12.4%
BP PLC	35,779	175,018
Petrofac Ltd. (a)	506	6,378
Royal Dutch Shell PLC, Class A (Netherlands)	7,700	176,566
Royal Dutch Shell PLC, Class B (Netherlands)	7,741	177,237

		535,199

Financials - 21.1%
3i Group PLC	1,899	11,579
Aberdeen Asset Management PLC (a)	1,802	6,055
Admiral Group PLC	412	9,932
Aviva PLC	7,903	48,201
Barclays PLC	32,811	78,572
British Land Co. PLC REIT	1,908	17,501
Direct Line Insurance Group PLC	2,686	14,528
Hammerson PLC REIT	1,532	11,717
Hargreaves Lansdown PLC	509	8,778
HSBC Holdings PLC	38,256	244,747
ICAP PLC	1,081	6,542
Intu Properties PLC REIT	1,838	7,680
Investec PLC (South Africa)	1,085	7,157
Land Securities Group PLC REIT	1,544	21,684
Legal & General Group PLC	11,620	36,713
Lloyds Banking Group PLC	111,533	112,391
London Stock Exchange Group PLC	612	22,811
Old Mutual PLC	9,627	22,819
Provident Financial PLC	287	12,978
Prudential PLC	5,024	87,932
Royal Bank of Scotland Group PLC*	6,784	21,141
RSA Insurance Group PLC	1,986	12,033
Schroders PLC	242	8,811
Segro PLC REIT	1,460	8,443
St James’s Place PLC	1,024	12,229
Standard Chartered PLC	6,396	38,320
Standard Life PLC	3,848	17,862

		909,156

Health Care - 9.9%
AstraZeneca PLC	2,469	141,136
GlaxoSmithKline PLC	9,507	185,186

Mediclinic International PLC (South Africa)	720	8,904
Shire PLC (Ireland)	1,157	61,000
Smith & Nephew PLC	1,750	28,571

		424,797

Industrials - 6.6%
Aggreko PLC	500	6,155
Ashtead Group PLC	983	12,642
Babcock International Group PLC	492	6,266
BAE Systems PLC	6,183	44,148
Bunzl PLC	655	17,622
Capita PLC	1,298	18,102
Cobham PLC	2,224	7,999
easyJet PLC (a)	310	6,498
Experian PLC (Ireland)	1,889	31,103
G4S PLC (a)	3,030	8,776
IMI PLC	531	6,286
Intertek Group PLC	315	12,811
Meggitt PLC	1,514	8,808
Rolls-Royce Holdings PLC*	3,592	33,947
Rolls-Royce Holdings PLC, Class C*	305,353	425
Royal Mail PLC	1,757	11,120
Smiths Group PLC	771	10,753
Travis Perkins PLC	486	12,122
Weir Group PLC (The)	417	5,543
Wolseley PLC (Switzerland)	497	25,636

		286,762

Information Technology - 1.7%
ARM Holdings PLC	2,745	38,054
Auto Trader Group PLC, 144A	1,858	9,387
Sage Group PLC (The)	2,107	17,493
Worldpay Group PLC, 144A*	2,200	8,785

		73,719

Materials - 5.7%
Anglo American PLC (a)	2,738	18,302
Antofagasta PLC (Chile) (a)	770	5,294
BHP Billiton PLC (Australia)	4,126	41,807
Croda International PLC	265	10,962
Fresnillo PLC (Mexico) (b)	431	5,999
Glencore PLC (Switzerland)*	23,900	44,326
Johnson Matthey PLC	378	13,453
Mondi PLC (South Africa)	717	12,894
Randgold Resources Ltd. (Jersey Island)	182	16,427
Rexam PLC	1,377	11,710
Rio Tinto PLC	2,424	64,238

		245,412

Telecommunication Services - 6.6%
BT Group PLC	16,541	112,005
Inmarsat PLC	878	11,970
Vodafone Group PLC	51,870	158,612

		282,587

Utilities - 4.5%
Centrica PLC	9,903	28,670
National Grid PLC	7,313	98,071
Severn Trent PLC	461	13,705
SSE PLC	1,965	37,879
United Utilities Group PLC	1,332	17,158

		195,483

TOTAL COMMON STOCKS
(Cost $5,245,432)		4,300,010

SECURITIES LENDING COLLATERAL - 1.9%
Daily Assets Fund “Capital Shares”, 0.42% (c)(d)
(Cost $81,847)	81,847	81,847

TOTAL INVESTMENTS - 101.7%
(Cost $5,327,279)†		$4,381,857
Other assets and liabilities, net - (1.7%)		(72,821)

NET ASSETS - 100.0%		$4,309,036

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $5,406,383. At February 29, 2016, net unrealized depreciation for all securities based on tax cost was $1,024,526. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $191,098 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,215,624.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2016 amounted to $59,522, which is 1.4% of net assets.
(b)	Listed on London Stock Exchange.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

CDI: Chess Depositary Interest

REIT: Real Estate Investment Trust

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of February 29, 2016, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Bank of Montreal	3/2/2016	GBP	2,258	USD	3,147	$4
Bank of Montreal	3/2/2016	GBP	1,215,007	USD	1,723,527	32,424
JP Morgan & Chase Co.	3/2/2016	GBP	1,866,990	USD	2,648,316	49,752
The Bank of New York Mellon	3/2/2016	GBP	6,400	USD	9,253	345
Bank of Montreal	3/2/2016	USD	1,463,514	GBP	1,050,168	(1,841)

Bank of Montreal	3/2/2016	USD	59,661	GBP	42,000	(1,204)
Bank of Montreal	3/2/2016	USD	194,352	GBP	137,000	(3,669)
Bank of Montreal	3/2/2016	USD	6,000	GBP	4,104	(287)
JP Morgan & Chase Co.	3/2/2016	USD	2,648,316	GBP	1,900,342	(3,332)
The Bank of New York Mellon	3/2/2016	USD	12,400	GBP	8,500	(569)
Bank of Montreal	4/4/2016	GBP	1,050,059	USD	1,463,514	1,790
Bank of Montreal	4/4/2016	GBP	16,000	USD	22,267	(6)
Bank of Montreal	4/4/2016	GBP	141,000	USD	196,512	234
JP Morgan & Chase Co.	4/4/2016	GBP	1,900,193	USD	2,648,316	3,171
Bank of Montreal	4/4/2016	USD	3,147	GBP	2,258	(4)

Total net unrealized appreciation						$76,808

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 29, 2016.

Currency Abbreviations

GBP	Pound Sterling
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$4,300,010	$—	$—	$4,300,010
Short-Term Investments	81,847	—	—	81,847
Derivatives (f)
Forward Foreign Currency Exchange Contracts	—	87,720	—	87,720

Total	$4,381,857	$87,720	$—	$4,469,577

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Forward Foreign Currency Exchange Contracts	$—	$(10,912)	$—	$(10,912)

Total	$—	$(10,912)	$—	$(10,912)

There have been no transfers between fair value measurement levels during the period ended February 29, 2016.

(e)	See Schedule of investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Hedged Equity ETF

February 29, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.4%
Australia - 6.8%
AGL Energy Ltd.	731,605	$9,576,843
Alumina Ltd. (a)	2,791,708	2,680,024
Amcor Ltd.	1,255,797	12,557,522
AMP Ltd.	3,207,137	12,177,987
APA Group (b)	1,208,267	7,520,137
Aristocrat Leisure Ltd.	582,393	4,156,832
Asciano Ltd.	685,382	4,339,130
ASX Ltd.	211,638	6,348,913
Aurizon Holdings Ltd.	2,276,153	6,612,143
AusNet Services	1,872,890	1,958,377
Australia & New Zealand Banking Group Ltd.	3,152,399	50,400,584
Bank of Queensland Ltd.	407,480	3,068,352
Bendigo and Adelaide Bank Ltd. (a)	499,962	3,054,620
BHP Billiton Ltd.	3,482,502	38,701,371
BHP Billiton PLC	2,290,164	23,205,414
Boral Ltd.	806,301	3,360,906
Brambles Ltd.	1,712,007	15,262,102
Caltex Australia Ltd.	292,767	7,635,492
Challenger Ltd.	632,348	3,394,067
CIMIC Group Ltd.	112,141	2,526,084
Coca-Cola Amatil Ltd.	620,983	3,771,861
Cochlear Ltd.	62,489	4,571,213
Commonwealth Bank of Australia	1,851,525	92,691,884
Computershare Ltd.	511,021	3,319,147
Crown Resorts Ltd.	394,907	3,275,272
CSL Ltd.	504,051	36,955,225
Dexus Property Group REIT	1,058,454	5,688,704
DUET Group (b)	2,516,944	4,077,986
Flight Centre Travel Group Ltd. (a)	60,946	1,800,910
Fortescue Metals Group Ltd. (a)	1,723,838	2,509,996
Goodman Group REIT	1,919,355	8,890,913
GPT Group REIT	1,930,872	6,780,550
Harvey Norman Holdings Ltd. (a)	599,293	2,044,624
Healthscope Ltd.	1,881,398	3,330,264
Iluka Resources Ltd.	454,007	2,180,841
Incitec Pivot Ltd.	1,837,495	3,816,502
Insurance Australia Group Ltd.	2,636,401	9,728,556
LendLease Group (b)	592,637	5,511,623
Macquarie Group Ltd.	332,464	15,248,661
Medibank Pvt Ltd.	2,986,223	5,371,173
Mirvac Group REIT	4,013,281	5,242,000
National Australia Bank Ltd.	2,847,531	49,164,394
Newcrest Mining Ltd.*	831,144	10,381,514
Oil Search Ltd.	1,485,979	7,084,929
Orica Ltd. (a)	401,322	4,081,823
Origin Energy Ltd.	1,896,999	5,998,148
Platinum Asset Management Ltd. (a)	256,570	1,087,774
Qantas Airways Ltd.*	555,842	1,531,387
QBE Insurance Group Ltd.	1,486,897	11,217,659
Ramsay Health Care Ltd.	153,385	7,251,863
REA Group Ltd. (a)	58,339	2,163,171
Santos Ltd.	1,828,843	4,320,667
Scentre Group REIT	5,773,244	18,007,263
Seek Ltd. (a)	357,642	3,961,746
Sonic Healthcare Ltd. (a)	422,905	5,547,978
South32 Ltd.*	5,828,404	5,200,032
Stockland REIT	2,599,253	7,736,259
Suncorp Group Ltd.	1,395,088	11,152,340
Sydney Airport (b)	1,184,555	5,453,324
Tabcorp Holdings Ltd.	901,991	2,768,325
Tatts Group Ltd.	1,588,014	4,409,103
Telstra Corp. Ltd.	4,639,786	17,386,158
TPG Telecom Ltd.	318,238	2,384,996
Transurban Group (b)	2,199,809	17,820,800
Treasury Wine Estates Ltd.	800,376	5,512,743
Vicinity Centres REIT	3,648,580	8,098,986
Vocus Communications Ltd. (a)	499,820	2,925,323
Wesfarmers Ltd. (a)	1,221,088	34,068,970
Westfield Corp. REIT	2,140,650	15,278,898
Westpac Banking Corp.	3,603,095	73,936,677
Woodside Petroleum Ltd.	804,046	14,548,065
Woolworths Ltd. (a)	1,378,104	22,524,950

		828,351,070

Austria - 0.2%
ANDRITZ AG	84,578	4,060,800
Erste Group Bank AG*	302,927	7,818,353
OMV AG	160,556	4,223,319
Raiffeisen Bank International AG*(a)	127,074	1,696,182
Voestalpine AG	120,624	3,503,613

		21,302,267

Belgium - 1.4%
Ageas	219,202	8,108,834
Anheuser-Busch InBev NV	871,926	98,267,627
Colruyt SA	77,003	4,143,171
Delhaize Group	112,517	11,439,710
Groupe Bruxelles Lambert SA	87,483	6,701,789
KBC Groep NV	271,804	14,458,918
Proximus SA	164,938	5,216,888
Solvay SA (a)	80,778	7,512,414
Telenet Group Holding NV*	58,333	3,071,043
UCB SA	137,090	10,209,718
Umicore SA	102,825	4,666,186

		173,796,298

Chile - 0.0%
Antofagasta PLC (a)	430,101	2,957,255

China - 0.0%
Yangzijiang Shipbuilding Holdings Ltd.	2,095,400	1,348,746

Denmark - 2.0%
A.P. Moeller - Maersk A/S, Class A	4,138	5,313,678
A.P. Moeller - Maersk A/S, Class B	7,502	9,885,089
Carlsberg A/S, Class B	115,992	10,039,778
Chr Hansen Holding A/S	107,228	6,628,984
Coloplast A/S, Class B (a)	120,469	9,135,956
Danske Bank A/S	765,568	20,945,559
DSV A/S	210,452	8,630,654
Genmab A/S*	58,100	7,147,210
ISS A/S	160,515	5,594,856
Novo Nordisk A/S, Class B	2,124,656	110,309,768
Novozymes A/S, Class B (a)	253,006	10,884,994
Pandora A/S	119,349	15,125,645
TDC A/S	880,469	3,749,491
Tryg A/S	126,468	2,312,882
Vestas Wind Systems A/S	242,969	16,466,409
William Demant Holding A/S*(a)	27,188	2,367,156

		244,538,109

Finland - 1.0%
Elisa OYJ	154,229	5,518,245
Fortum OYJ (a)	481,638	6,407,938
Kone OYJ, Class B*	365,306	16,273,531
Metso OYJ (a)	124,301	2,758,519
Neste OYJ	139,011	4,371,881
Nokia OYJ	6,034,481	36,794,815
Nokian Renkaat OYJ (a)	124,861	4,117,028
Orion OYJ, Class B	112,959	3,833,951
Sampo OYJ, Class A (a)	484,734	21,873,250
Stora Enso OYJ, Class R	595,212	4,933,984
UPM-Kymmene OYJ (a)	578,741	9,853,027
Wartsila OYJ Abp (a)	159,961	6,461,155

		123,197,324

France - 9.8%
Accor SA	229,635	9,780,047
Aeroports de Paris	32,192	3,787,438
Air Liquide SA	373,092	39,036,583
Airbus Group SE	640,877	41,677,502
Alstom SA*	167,592	3,677,310
Arkema SA	72,567	4,452,351
Atos SE	95,180	6,963,203
AXA SA	2,137,523	47,192,278
BNP Paribas SA	1,148,575	53,727,781
Bollore SA	946,447	3,660,218
Bouygues SA	220,019	8,632,115
Bureau Veritas SA	289,920	5,795,309
Cap Gemini SA	177,360	14,798,651
Carrefour SA	600,555	15,937,665
Casino Guichard-Perrachon SA (a)	61,245	2,768,297
Christian Dior SE	59,116	10,440,671
Cie de Saint-Gobain	516,958	20,116,170
Cie Generale des Etablissements Michelin	202,311	18,355,095
CNP Assurances	186,129	2,761,846
Credit Agricole SA	1,144,751	11,937,669
Danone SA	639,159	44,659,918
Dassault Systemes SA	139,116	10,577,017
Edenred	229,728	4,043,557
Electricite de France	263,702	2,789,807
Engie	1,584,377	24,621,237
Essilor International SA	222,669	26,560,698
Eurazeo SA	44,217	2,594,605
Eutelsat Communications SA	184,584	5,611,374

Fonciere des Regions REIT	32,512	2,672,786
Gecina SA REIT (a)	37,665	4,671,043
Groupe Eurotunnel SE	506,920	5,101,515
Hermes International (a)	28,618	9,791,089
ICADE REIT	36,223	2,529,037
Iliad SA	28,593	7,034,406
Imerys SA	39,001	2,367,451
Ingenico Group	59,521	6,037,311
JCDecaux SA	80,242	3,159,959
Kering	82,149	14,361,151
Klepierre REIT	240,398	10,044,914
Lagardere SCA	127,972	3,702,423
Legrand SA	289,377	14,454,054
L’Oreal SA	273,109	46,348,075
LVMH Moet Hennessy Louis Vuitton SE	303,033	50,701,096
Natixis SA	1,017,808	5,465,276
Numericable-SFR SA	118,800	4,353,355
Orange SA	2,154,180	37,530,126
Pernod Ricard SA	230,241	24,573,500
Peugeot SA*	482,742	7,289,129
Publicis Groupe SA	204,929	12,742,855
Remy Cointreau SA (a)	26,613	1,844,184
Renault SA	208,428	19,077,860
Rexel SA	327,318	4,027,204
Safran SA	339,146	21,144,051
Sanofi	1,273,966	101,433,327
Schneider Electric SE	605,289	36,064,225
SCOR SE	166,535	5,843,508
Societe BIC SA	30,999	4,309,726
Societe Generale SA	786,771	27,752,328
Sodexo SA (a)	102,229	10,417,073
Suez Environnement Co.	323,620	5,613,464
Technip SA	114,342	5,691,352
Thales SA	114,045	9,107,571
Total SA	2,379,790	107,114,368
Unibail-Rodamco SE REIT	106,960	26,733,019
Valeo SA	86,163	11,979,060
Veolia Environnement SA	487,773	11,084,785
Vinci SA	520,313	36,123,728
Vivendi SA (a)	1,260,584	26,233,597
Wendel SA	31,381	2,989,122
Zodiac Aerospace	223,313	3,741,156

		1,200,211,671

Germany - 8.4%
adidas AG	226,858	24,298,811
Allianz SE	495,534	73,987,252
Axel Springer SE	49,383	2,507,722
BASF SE	995,925	65,200,346
Bayer AG	896,676	94,062,994
Bayerische Motoren Werke AG	359,015	29,350,308
Beiersdorf AG	109,300	9,506,261
Brenntag AG	167,528	8,155,518
Commerzbank AG*	1,160,028	9,463,307
Continental AG	119,278	23,953,177
Daimler AG	1,044,043	71,666,935
Deutsche Bank AG (c)	1,495,575	26,007,100
Deutsche Boerse AG	209,273	17,340,764
Deutsche Lufthansa AG*(a)	254,785	3,820,777
Deutsche Post AG	1,050,651	25,070,743
Deutsche Telekom AG	3,496,561	58,844,044
Deutsche Wohnen AG	367,677	9,749,496
E.ON SE	2,169,726	19,791,515
Evonik Industries AG	150,737	4,561,924
Fraport AG Frankfurt Airport Services Worldwide	44,800	2,597,137
Fresenius Medical Care AG & Co. KGaA	237,116	20,060,606
Fresenius SE & Co. KGaA	413,680	27,397,457
GEA Group AG	198,291	8,774,081
Hannover Rueck SE	65,383	6,742,862
HeidelbergCement AG	152,822	11,256,666
Henkel AG & Co. KGaA	112,681	9,996,449
Hugo Boss AG	72,520	4,144,947
Infineon Technologies AG	1,224,493	15,005,780
K+S AG (a)	207,539	4,374,340
Kabel Deutschland Holding AG	23,906	2,968,615
LANXESS AG	99,241	4,145,118
Linde AG	201,395	28,152,884
MAN SE	38,652	3,973,515
Merck KGaA	140,141	11,953,849
Metro AG (a)	193,292	4,772,162
Muenchener Rueckversicherungs-Gesellschaft AG	180,912	35,730,140
OSRAM Licht AG	96,490	4,530,382

ProSiebenSat.1 Media SE	237,247	12,201,223
RWE AG	534,936	6,133,573
SAP SE	1,065,673	81,081,295
Siemens AG	859,757	79,929,978
Symrise AG	133,721	8,603,041
Telefonica Deutschland Holding AG	650,198	3,161,726
ThyssenKrupp AG	396,326	6,732,334
TUI AG	540,824	8,069,416
United Internet AG	133,372	6,544,984
Volkswagen AG (a)	38,609	5,409,729
Vonovia SE	505,295	15,787,033
Zalando SE, 144A*	95,944	3,006,991

		1,020,577,307

Hong Kong - 3.1%
AIA Group Ltd.	13,064,183	66,680,989
ASM Pacific Technology Ltd.	266,871	2,139,277
Bank of East Asia Ltd. (The) (a)	1,288,787	4,100,961
BOC Hong Kong (Holdings) Ltd.	4,036,807	10,483,798
Cathay Pacific Airways Ltd.	1,223,276	1,950,183
Cheung Kong Infrastructure Holdings Ltd.	683,996	6,977,981
Cheung Kong Property Holdings Ltd.	2,929,150	14,988,354
CK Hutchison Holdings Ltd.	2,929,126	35,380,512
CLP Holdings Ltd.	2,054,928	17,912,474
First Pacific Co. Ltd.	2,562,184	1,775,531
Galaxy Entertainment Group Ltd. (a)	2,555,034	8,573,664
Hang Lung Properties Ltd.	2,478,118	4,345,759
Hang Seng Bank Ltd.	829,292	14,009,806
Henderson Land Development Co. Ltd.	1,255,635	6,780,192
HK Electric Investments & HK Electric Investments Ltd., 144A (a)(b)	2,964,026	2,476,992
HKT Trust and HKT Ltd. (b)	2,874,342	3,976,308
Hong Kong and China Gas Co. Ltd.	7,522,839	13,231,136
Hong Kong Exchanges & Clearing Ltd.	1,244,832	27,031,470
Hongkong Land Holdings Ltd.	647,700	3,801,999
Hysan Development Co. Ltd.	697,167	2,760,685
Jardine Matheson Holdings Ltd.	266,600	15,521,452
Kerry Properties Ltd.	704,553	1,654,031
Li & Fung Ltd.	6,381,042	3,601,516
Link REIT (The) REIT	2,442,484	13,769,894
Melco Crown Entertainment Ltd., ADR	102,512	1,618,664
MTR Corp. Ltd.	1,587,390	7,336,887
New World Development Co. Ltd.	5,853,557	4,906,781
Noble Group Ltd.	5,151,200	1,263,986
NWS Holdings Ltd.	1,647,702	2,338,713
PCCW Ltd.	4,530,026	2,877,113
Power Assets Holdings Ltd.	1,503,917	14,250,189
Shangri-La Asia Ltd.	1,358,300	1,287,041
Sino Land Co. Ltd.	3,299,933	4,582,032
SJM Holdings Ltd.	2,159,868	1,316,239
Sun Hung Kai Properties Ltd.	1,883,385	21,029,948
Swire Pacific Ltd., Class A	637,451	6,212,198
Swire Properties Ltd.	1,283,303	3,299,807
Techtronic Industries Co. Ltd.	1,491,090	5,693,634
WH Group Ltd., 144A*	6,353,660	3,692,255
Wharf Holdings Ltd. (The)	1,479,687	7,428,826
Wheelock & Co. Ltd.	1,008,232	3,979,496
Yue Yuen Industrial (Holdings) Ltd.	804,933	2,861,437

		379,900,210

Ireland - 1.0%
Bank of Ireland*	29,828,343	8,501,616
CRH PLC	892,166	23,001,974
Experian PLC	1,048,721	17,267,763
James Hardie Industries PLC CDI	482,759	6,171,238
Kerry Group PLC, Class A	171,644	15,021,931
Paddy Power Betfair PLC	87,734	13,347,548
Shire PLC	642,354	33,866,925

		117,178,995

Israel - 0.8%
Azrieli Group (a)	39,767	1,445,035
Bank Hapoalim BM	1,151,777	5,643,333
Bank Leumi Le-Israel BM*	1,518,166	5,077,023
Bezeq The Israeli Telecommunication Corp. Ltd.	2,110,662	4,738,077
Check Point Software Technologies Ltd.*(a)	73,044	6,067,765
Delek Group Ltd.	5,123	822,085
Israel Chemicals Ltd.	565,387	2,187,772

Mizrahi Tefahot Bank Ltd.	151,961	1,680,711
Mobileye NV*(a)	87,516	2,840,769
NICE Systems Ltd.	63,086	3,816,878
Taro Pharmaceutical Industries Ltd.*	8,068	1,168,973
Teva Pharmaceutical Industries Ltd.	990,741	55,956,568

		91,444,989

Italy - 2.0%
Assicurazioni Generali SpA	1,266,113	17,643,823
Atlantia SpA	447,708	11,109,416
Banca Monte dei Paschi di Siena SpA*	109	58
Banco Popolare SC*	392,719	3,236,202
Enel Green Power SpA	1,891,855	3,688,051
Enel SpA	7,647,192	30,813,715
Eni SpA	2,758,435	38,860,073
EXOR SpA	109,120	3,621,743
Ferrari NV*	137,234	5,313,257
Finmeccanica SpA*(a)	445,879	4,624,969
Intesa Sanpaolo SpA	13,754,168	35,042,276
Intesa Sanpaolo SpA-RSP	1,014,775	2,404,356
Luxottica Group SpA	183,511	10,530,661
Mediobanca SpA	609,545	4,150,985
Prysmian SpA	211,496	4,325,448
Saipem SpA*(a)	6,742,257	2,787,148
Snam SpA	2,277,489	12,333,384
Telecom Italia SpA*(a)	12,442,498	12,168,537
Telecom Italia SpA-RSP	6,587,802	5,113,351
Terna Rete Elettrica Nazionale SpA	1,634,607	8,542,548
UniCredit SpA	5,176,268	19,348,219
Unione di Banche Italiane SpA	977,785	3,782,476
UnipolSai SpA	1,231,431	2,538,577

		241,979,273

Japan - 23.0%
ABC-Mart, Inc.	30,600	1,761,288
Acom Co. Ltd.*(a)	442,900	1,975,777
Aeon Co. Ltd. (a)	709,100	9,307,507
AEON Financial Service Co. Ltd. (a)	113,100	2,529,717
AEON Mall Co. Ltd.	126,300	1,792,204
AIR WATER, Inc.	174,000	2,464,441
AISIN SEIKI Co. Ltd.	207,600	8,322,043
Ajinomoto Co., Inc.	613,000	15,040,260
Alfresa Holdings Corp.	190,100	3,446,095
Alps Electric Co. Ltd.	198,800	3,272,341
Amada Holdings Co. Ltd.	369,000	3,426,394
ANA Holdings, Inc.	1,238,000	3,505,773
Aozora Bank Ltd.	1,219,000	3,967,656
Asahi Glass Co. Ltd.	1,030,000	4,996,763
Asahi Group Holdings Ltd.	419,400	12,334,091
Asahi Kasei Corp.	1,368,800	7,748,703
ASICS Corp.	177,000	3,227,458
Astellas Pharma, Inc.	2,288,800	32,965,378
Bandai Namco Holdings, Inc.	194,800	3,885,461
Bank of Kyoto Ltd. (The)	377,000	2,363,877
Bank of Yokohama Ltd. (The)	1,229,000	5,575,216
Benesse Holdings, Inc.	74,100	2,254,117
Bridgestone Corp.	705,400	24,730,133
Brother Industries Ltd.	255,200	2,792,930
Calbee, Inc.	81,200	3,291,065
Canon, Inc.	1,156,900	32,453,325
Casio Computer Co. Ltd. (a)	219,200	4,041,655
Central Japan Railway Co.	156,304	28,022,574
Chiba Bank Ltd. (The)	758,000	3,556,224
Chubu Electric Power Co., Inc.	698,700	9,220,572
Chugai Pharmaceutical Co. Ltd.	244,700	7,270,143
Chugoku Bank Ltd. (The)	177,800	1,876,476
Chugoku Electric Power Co., (The), Inc.	321,900	4,305,132
Citizen Holdings Co. Ltd.	285,900	1,572,063
Credit Saison Co. Ltd.	160,900	2,728,401
Dai Nippon Printing Co. Ltd.	593,000	5,106,674
Daicel Corp.	316,600	4,046,123
Daihatsu Motor Co. Ltd.	210,200	2,923,095
Dai-ichi Life Insurance Co. Ltd. (The)	1,169,204	14,185,367
Daiichi Sankyo Co. Ltd.	692,000	14,459,243
Daikin Industries Ltd.	254,300	17,084,143
Daito Trust Construction Co. Ltd.	77,500	10,502,417
Daiwa House Industry Co. Ltd.	650,200	17,818,438
Daiwa Securities Group, Inc.	1,802,064	10,655,280
DENSO Corp.	527,300	19,580,552
Dentsu, Inc.	234,600	10,923,241
Don Quijote Holdings Co. Ltd.	128,600	4,305,485

East Japan Railway Co.	361,700	31,808,942
Eisai Co. Ltd. (a)	273,400	16,871,245
Electric Power Development Co. Ltd.	158,800	4,908,146
FamilyMart Co. Ltd.	63,600	3,057,177
FANUC Corp.	212,096	31,225,166
Fast Retailing Co. Ltd. (a)	57,600	16,009,791
Fuji Electric Co. Ltd.	618,000	2,121,112
Fuji Heavy Industries Ltd.	636,720	20,871,067
FUJIFILM Holdings Corp.	502,300	18,852,677
Fujitsu Ltd.	2,020,600	7,402,863
Fukuoka Financial Group, Inc.	854,000	2,711,472
GungHo Online Entertainment, Inc. (a)	463,000	1,104,581
Gunma Bank Ltd. (The)	419,000	1,843,147
Hachijuni Bank Ltd. (The)	458,000	2,104,066
Hakuhodo DY Holdings, Inc.	255,400	2,890,252
Hamamatsu Photonics KK (a)	154,500	3,796,900
Hankyu Hanshin Holdings, Inc.	1,241,700	7,961,945
Hikari Tsushin, Inc.	20,700	1,463,163
Hino Motors Ltd.	282,300	2,854,171
Hirose Electric Co. Ltd.	33,120	3,742,174
Hiroshima Bank Ltd. (The)	561,000	2,094,639
Hisamitsu Pharmaceutical Co., Inc.	63,500	2,773,602
Hitachi Chemical Co. Ltd.	115,500	1,883,770
Hitachi Construction Machinery Co. Ltd. (a)	119,200	1,658,683
Hitachi High-Technologies Corp.	76,600	2,038,047
Hitachi Ltd.	5,242,000	22,217,656
Hitachi Metals Ltd.	234,700	2,501,968
Hokuhoku Financial Group, Inc.	1,284,000	1,913,104
Hokuriku Electric Power Co. (a)	182,500	2,722,407
Honda Motor Co. Ltd.	1,767,700	45,260,520
Hoshizaki Electric Co. Ltd.	43,200	3,348,570
Hoya Corp.	451,500	16,337,369
Hulic Co. Ltd.	329,900	2,928,738
Idemitsu Kosan Co. Ltd.	95,600	1,451,529
IHI Corp. (a)	1,510,000	2,691,765
Iida Group Holdings Co. Ltd.	160,500	2,942,251
INPEX Corp.	1,030,704	7,463,703
Isetan Mitsukoshi Holdings Ltd.	385,500	4,485,619
Isuzu Motors Ltd.	645,100	6,465,017
ITOCHU Corp.	1,713,000	20,213,263
Itochu Techno-Solutions Corp. (a)	52,000	1,041,799
Iyo Bank Ltd. (The)	264,100	1,829,294
J. Front Retailing Co. Ltd.	259,100	3,024,040
Japan Airlines Co. Ltd.	129,800	4,650,721
Japan Airport Terminal Co. Ltd. (a)	47,000	1,652,743
Japan Exchange Group, Inc.	595,400	9,246,112
Japan Post Bank Co. Ltd.*	439,358	4,769,404
Japan Post Holdings Co. Ltd.*	488,598	6,226,911
Japan Prime Realty Investment Corp. REIT	900	3,699,614
Japan Real Estate Investment Corp. REIT	1,420	8,576,294
Japan Retail Fund Investment Corp. REIT	2,645	6,033,382
Japan Tobacco, Inc.	1,192,700	47,494,328
JFE Holdings, Inc.	533,000	6,390,989
JGC Corp.	225,700	3,556,994
Joyo Bank Ltd. (The)	678,000	2,351,098
JSR Corp.	196,200	2,754,508
JTEKT Corp.	228,100	3,121,443
JX Holdings, Inc.	2,435,400	9,484,139
Kajima Corp.	918,000	5,275,722
Kakaku.com, Inc. (a)	157,200	2,767,434
Kamigumi Co. Ltd.	260,000	2,439,626
Kaneka Corp.	312,000	2,340,934
Kansai Electric Power Co., (The), Inc.*	763,500	8,396,435
Kansai Paint Co. Ltd.	256,600	3,525,107
Kao Corp.	546,400	27,616,812
Kawasaki Heavy Industries Ltd.	1,540,000	4,179,327
KDDI Corp.	1,896,530	48,407,728
Keihan Electric Railway Co. Ltd. (a)	563,000	3,904,625
Keikyu Corp.	508,500	4,514,288
Keio Corp.	627,800	5,773,834
Keisei Electric Railway Co. Ltd.	300,000	4,131,968
Keyence Corp.	49,510	25,647,458
Kikkoman Corp.	160,000	5,271,607
Kintetsu Group Holdings Co. Ltd.	1,964,400	8,432,172
Kirin Holdings Co. Ltd.	892,000	11,763,594
Kobe Steel Ltd.	3,257,000	2,513,050
Koito Manufacturing Co. Ltd.	113,400	5,003,459
Komatsu Ltd.	1,001,300	15,260,823

Konami Holdings Corp.	101,200	2,458,310
Konica Minolta, Inc.	494,700	4,154,857
Kose Corp.	33,000	2,841,825
Kubota Corp.	1,216,200	15,602,264
Kuraray Co. Ltd.	384,800	4,211,283
Kurita Water Industries Ltd.	116,400	2,539,524
Kyocera Corp.	348,100	15,349,680
Kyowa Hakko Kirin Co. Ltd.	250,100	3,733,034
Kyushu Electric Power Co., Inc.*	463,400	4,664,618
Kyushu Financial Group, Inc.*	374,100	2,179,803
Lawson, Inc.	70,700	5,455,102
LIXIL Group Corp.	288,600	5,932,995
M3, Inc.	210,610	5,022,662
Mabuchi Motor Co. Ltd.	55,200	2,425,755
Makita Corp.	129,500	7,614,607
Marubeni Corp. (a)	1,790,300	8,977,301
Marui Group Co. Ltd.	241,800	3,317,499
Maruichi Steel Tube Ltd. (a)	50,900	1,385,863
Mazda Motor Corp.	585,500	8,168,077
McDonald’s Holdings Co. Japan Ltd.	73,500	1,713,077
Medipal Holdings Corp.	149,200	2,291,822
MEIJI Holdings Co. Ltd.	132,500	10,646,535
Minebea Co. Ltd.	353,000	2,598,466
Miraca Holdings, Inc.	60,500	2,607,689
Mitsubishi Chemical Holdings Corp.	1,479,500	7,468,683
Mitsubishi Corp.	1,465,600	23,487,554
Mitsubishi Electric Corp.	2,096,000	21,265,789
Mitsubishi Estate Co. Ltd.	1,356,000	25,176,586
Mitsubishi Gas Chemical Co., Inc.	430,000	2,009,756
Mitsubishi Heavy Industries Ltd.	3,293,200	11,741,088
Mitsubishi Logistics Corp.	128,000	1,653,993
Mitsubishi Materials Corp.	1,212,000	3,418,172
Mitsubishi Motors Corp.	704,000	5,019,875
Mitsubishi Tanabe Pharma Corp.	246,000	4,422,349
Mitsubishi UFJ Financial Group, Inc.	13,827,200	59,671,993
Mitsubishi UFJ Lease & Finance Co. Ltd.	539,900	2,331,882
Mitsui & Co. Ltd.	1,850,500	21,359,813
Mitsui Chemicals, Inc.	887,000	2,902,780
Mitsui Fudosan Co. Ltd.	1,022,000	23,774,609
Mitsui OSK Lines Ltd.	1,227,000	2,296,102
Mixi, Inc.	45,600	1,530,717
Mizuho Financial Group, Inc.	25,620,500	37,741,697
MS&AD Insurance Group Holdings, Inc.	549,400	14,973,227
Murata Manufacturing Co. Ltd.	219,900	26,455,088
Nabtesco Corp.	135,100	2,586,856
Nagoya Railroad Co. Ltd. (a)	954,700	4,572,196
NEC Corp.	2,836,000	7,193,437
Nexon Co. Ltd.	143,100	2,149,895
NGK Insulators Ltd.	284,000	5,062,658
NGK Spark Plug Co. Ltd.	194,000	3,628,628
NH Foods Ltd.	189,000	3,980,976
NHK Spring Co. Ltd.	176,000	1,609,294
Nidec Corp.	242,500	16,274,201
Nikon Corp. (a)	369,500	5,626,637
Nintendo Co. Ltd.	115,300	16,171,961
Nippon Building Fund, Inc. REIT	1,532	9,089,690
Nippon Electric Glass Co. Ltd.	443,000	2,109,804
Nippon Express Co. Ltd.	904,000	4,008,691
Nippon Paint Holdings Co. Ltd. (a)	154,500	3,098,084
Nippon Prologis REIT, Inc. REIT	1,573	3,339,774
Nippon Steel & Sumitomo Metal Corp.	824,400	14,257,283
Nippon Telegraph & Telephone Corp.	750,100	31,971,803
Nippon Yusen KK	1,751,000	3,230,083
Nissan Motor Co. Ltd.	2,696,100	24,496,958
Nisshin Seifun Group, Inc.	230,800	3,776,560
Nissin Foods Holdings Co. Ltd.	70,100	3,220,416
Nitori Holdings Co. Ltd.	80,500	6,189,836
Nitto Denko Corp.	179,000	9,486,976
NOK Corp.	107,900	1,742,591
Nomura Holdings, Inc.	3,937,700	16,623,167
Nomura Real Estate Holdings, Inc.	135,200	2,423,300
Nomura Real Estate Master Fund, Inc. REIT	3,835	5,326,247
Nomura Research Institute Ltd. (a)	134,210	4,588,529
NSK Ltd.	508,100	4,645,923
NTT Data Corp.	137,300	6,879,917
NTT DOCOMO, Inc.	1,550,692	36,327,905
NTT Urban Development Corp.	127,300	1,244,154
Obayashi Corp.	704,200	6,426,516
Obic Co. Ltd.	70,200	3,492,723

Odakyu Electric Railway Co. Ltd.	678,500	7,822,713
Oji Holdings Corp.	871,600	3,300,725
Olympus Corp.	297,300	10,863,163
Omron Corp.	212,200	5,613,876
Ono Pharmaceutical Co. Ltd.	89,500	16,601,415
Oracle Corp. Japan	42,500	2,080,617
Oriental Land Co. Ltd.	216,800	14,860,957
ORIX Corp.	1,435,600	18,805,208
Osaka Gas Co. Ltd.	2,048,000	7,813,841
OTSUKA Corp.	57,700	2,855,448
Otsuka Holdings Co. Ltd.	423,500	14,974,897
Panasonic Corp.	2,394,000	20,261,578
Park24 Co. Ltd.	104,800	2,745,592
Rakuten, Inc.	1,008,000	9,592,337
Recruit Holdings Co. Ltd.	153,300	4,554,610
Resona Holdings, Inc.	2,394,100	8,386,941
Ricoh Co. Ltd.	767,400	7,588,586
Rinnai Corp.	39,700	3,418,802
Rohm Co. Ltd.	104,600	4,471,394
Ryohin Keikaku Co. Ltd.	26,000	5,301,228
Sankyo Co. Ltd.	54,800	2,014,509
Sanrio Co. Ltd. (a)	53,000	1,038,331
Santen Pharmaceutical Co. Ltd.	403,900	6,207,784
SBI Holdings, Inc.	233,500	2,132,987
Secom Co. Ltd.	227,600	16,227,009
Sega Sammy Holdings, Inc.	202,100	2,140,104
Seibu Holdings, Inc.	132,800	2,615,838
Seiko Epson Corp.	300,700	4,845,656
Sekisui Chemical Co. Ltd.	453,900	5,035,953
Sekisui House Ltd.	654,100	10,668,173
Seven & i Holdings Co. Ltd.	817,100	32,573,850
Seven Bank Ltd.	644,100	2,753,370
Shikoku Electric Power Co., Inc.	193,600	2,781,535
Shimadzu Corp.	278,000	4,339,320
Shimamura Co. Ltd.	24,500	2,711,720
Shimano, Inc.	85,500	13,391,247
Shimizu Corp.	642,000	4,885,247
Shin-Etsu Chemical Co. Ltd.	445,200	22,371,542
Shinsei Bank Ltd.	1,960,000	2,329,298
Shionogi & Co. Ltd.	323,700	13,880,444
Shiseido Co. Ltd.	390,300	8,511,797
Shizuoka Bank Ltd. (The)	576,000	4,219,556
Showa Shell Sekiyu KK	209,100	1,639,345
SMC Corp.	58,500	13,556,871
SoftBank Group Corp.	1,041,600	51,491,095
Sohgo Security Services Co. Ltd.	66,400	3,444,991
Sompo Japan Nipponkoa Holdings, Inc.	360,400	10,388,009
Sony Corp.	1,368,600	28,972,979
Sony Financial Holdings, Inc.	187,600	2,620,460
Stanley Electric Co. Ltd.	150,700	3,349,334
Sumitomo Chemical Co. Ltd.	1,618,000	7,088,750
Sumitomo Corp.	1,220,500	12,025,857
Sumitomo Dainippon Pharma Co. Ltd. (a)	176,600	2,007,904
Sumitomo Electric Industries Ltd.	817,900	9,821,619
Sumitomo Heavy Industries Ltd.	611,000	2,525,174
Sumitomo Metal Mining Co. Ltd.	537,000	5,774,578
Sumitomo Mitsui Financial Group, Inc.	1,379,900	38,721,153
Sumitomo Mitsui Trust Holdings, Inc.	3,598,000	10,488,782
Sumitomo Realty & Development Co. Ltd.	388,100	10,683,893
Sumitomo Rubber Industries Ltd.	186,800	2,673,896
Suntory Beverage & Food Ltd.	152,300	6,463,177
Suruga Bank Ltd.	197,900	3,173,280
Suzuken Co. Ltd.	85,510	2,787,009
Suzuki Motor Corp.	395,500	9,910,738
Sysmex Corp.	158,100	9,815,086
T&D Holdings, Inc.	628,200	6,203,722
Taiheiyo Cement Corp.	1,276,000	2,715,977
Taisei Corp.	1,149,000	6,970,121
Taisho Pharmaceutical Holdings Co. Ltd. (a)	35,134	2,776,320
Taiyo Nippon Sanso Corp.	166,600	1,515,956
Takashimaya Co. Ltd.	314,000	2,514,673
Takeda Pharmaceutical Co. Ltd.	856,900	40,817,790
TDK Corp.	133,900	6,994,555
Teijin Ltd.	1,015,000	3,276,662
Terumo Corp.	329,500	11,279,943
THK Co. Ltd.	133,600	2,278,505
Tobu Railway Co. Ltd.	1,105,000	5,762,405
Toho Co. Ltd.	119,400	2,925,832
Toho Gas Co. Ltd.	441,000	3,078,063
Tohoku Electric Power Co., Inc.	490,800	6,276,738
Tokio Marine Holdings, Inc.	739,200	25,803,656

Tokyo Electric Power Co., Inc.*	1,568,200	7,955,394
Tokyo Electron Ltd.	187,300	11,318,897
Tokyo Gas Co. Ltd.	2,469,400	11,412,393
Tokyo Tatemono Co. Ltd.	225,600	2,607,040
Tokyu Corp.	1,220,600	10,229,852
Tokyu Fudosan Holdings Corp.	554,800	3,513,167
TonenGeneral Sekiyu KK	307,000	2,336,092
Toppan Printing Co. Ltd.	569,000	4,809,161
Toray Industries, Inc.	1,591,200	12,740,325
Toshiba Corp.*(a)	4,366,000	6,768,452
TOTO Ltd.	154,900	4,457,900
Toyo Seikan Group Holdings Ltd.	181,200	3,083,879
Toyo Suisan Kaisha Ltd.	96,500	3,461,864
Toyoda Gosei Co. Ltd.	72,300	1,384,379
Toyota Industries Corp.	178,200	7,506,984
Toyota Motor Corp.	2,936,400	153,571,467
Toyota Tsusho Corp.	230,400	4,660,923
Trend Micro, Inc.	115,100	4,195,477
Unicharm Corp.	404,000	8,799,823
United Urban Investment Corp. REIT	2,835	4,460,370
USS Co. Ltd.	242,500	3,821,760
West Japan Railway Co.	178,600	10,466,842
Yahoo Japan Corp. (a)	1,538,300	6,071,070
Yakult Honsha Co. Ltd.	95,800	4,579,504
Yamada Denki Co. Ltd.	735,700	3,614,720
Yamaguchi Financial Group, Inc.	221,400	2,087,253
Yamaha Corp.	181,900	5,081,682
Yamaha Motor Co. Ltd.	284,600	4,245,463
Yamato Holdings Co. Ltd.	371,900	7,551,462
Yamazaki Baking Co. Ltd.	123,000	2,331,169
Yaskawa Electric Corp. (a)	258,400	3,105,246
Yokogawa Electric Corp.	250,100	2,417,711
Yokohama Rubber Co. Ltd. (The)	113,100	1,806,511

		2,801,781,802

Jersey Island - 0.1%
Randgold Resources Ltd.	101,149	9,129,835

Luxembourg - 0.2%
ArcelorMittal (a)	1,087,593	4,229,739
Millicom International Cellular SA SDR (a)	68,023	3,278,064
RTL Group SA	42,875	3,600,280
SES SA FDR	353,944	9,321,814
Tenaris SA	512,033	5,598,028

		26,027,925

Macau - 0.1%
MGM China Holdings Ltd.	1,036,313	1,185,797
Sands China Ltd.	2,640,510	9,199,969
Wynn Macau Ltd.	1,616,875	1,862,575

		12,248,341

Mexico - 0.0%
Fresnillo PLC (d)	238,791	3,323,604

Netherlands - 3.9%
Aegon NV	1,978,865	9,962,781
AerCap Holdings NV*	95,708	3,419,647
Akzo Nobel NV	268,494	15,842,560
Altice NV, Class A*(a)	403,714	5,819,166
Altice NV, Class B*	120,923	1,777,196
ASML Holding NV	375,898	34,603,029
Gemalto NV	86,862	5,534,471
Heineken Holding NV	109,503	7,964,591
Heineken NV	249,828	20,154,959
ING Groep NV	4,195,866	49,730,168
Koninklijke Ahold NV	904,727	19,900,766
Koninklijke Boskalis Westminster NV	95,355	3,482,298
Koninklijke DSM NV	196,723	9,747,979
Koninklijke KPN NV	3,472,745	12,878,669
Koninklijke Philips NV	1,032,807	26,330,264
Koninklijke Vopak NV	77,860	3,557,841
NN Group NV	261,473	8,078,231
NXP Semiconductors NV*	147,025	10,474,061
OCI NV*(a)	91,392	1,667,792
QIAGEN NV*	239,762	5,135,671
Randstad Holding NV	138,917	7,203,210
Royal Dutch Shell PLC, Class A	4,274,262	98,011,700
Royal Dutch Shell PLC, Class B	4,387,760	100,461,609
TNT Express NV	540,025	4,622,794
Wolters Kluwer NV	327,353	12,390,940

		478,752,393

New Zealand - 0.2%
Auckland International Airport Ltd.	1,036,609	4,166,435
Contact Energy Ltd.	794,861	2,346,329
Fletcher Building Ltd.	728,591	3,432,493
Meridian Energy Ltd.	1,345,370	2,198,433

Mighty River Power Ltd.	765,268	1,331,181
Ryman Healthcare Ltd.	415,093	2,193,510
Spark New Zealand Ltd.	1,983,891	4,496,722

		20,165,103

Norway - 0.6%
DNB ASA	1,059,685	12,237,672
Gjensidige Forsikring ASA	216,865	3,409,035
Norsk Hydro ASA	1,458,248	5,809,533
Orkla ASA	891,170	7,357,721
Schibsted ASA, Class A	83,964	2,309,794
Schibsted ASA, Class B*	98,934	2,598,829
Statoil ASA (a)	1,210,130	17,673,947
Telenor ASA	814,031	12,197,603
Yara International ASA	195,341	7,600,398

		71,194,532

Portugal - 0.1%
Banco Comercial Portugues SA, Class R*(a)	45,663,250	1,708,820
EDP - Energias de Portugal SA	2,511,076	7,804,430
Galp Energia SGPS SA	421,492	4,635,660
Jeronimo Martins SGPS SA	278,238	3,942,442

		18,091,352

Singapore - 1.3%
Ascendas Real Estate Investment Trust REIT	2,268,400	3,904,359
CapitaLand Commercial Trust REIT	2,254,300	2,292,780
CapitaLand Ltd.	2,780,900	5,894,084
CapitaLand Mall Trust REIT	2,688,800	4,188,102
City Developments Ltd.	442,200	2,236,161
ComfortDelGro Corp. Ltd.	2,323,700	4,974,635
DBS Group Holdings Ltd.	1,908,700	18,435,381
Genting Singapore PLC	6,532,000	3,507,582
Global Logistic Properties Ltd.	3,437,900	4,303,488
Golden Agri-Resources Ltd.	7,833,100	2,061,342
Hutchison Port Holdings Trust, Class U	6,108,709	2,871,093
Jardine Cycle & Carriage Ltd.	128,900	3,534,207
Keppel Corp. Ltd.	1,572,700	5,794,158
Oversea-Chinese Banking Corp. Ltd.	3,351,900	19,238,857
Sembcorp Industries Ltd.	1,089,000	2,075,761
Sembcorp Marine Ltd. (a)	946,200	1,029,649
Singapore Airlines Ltd.	580,700	4,803,372
Singapore Exchange Ltd.	871,600	4,500,580
Singapore Press Holdings Ltd. (a)	1,735,700	4,592,322
Singapore Technologies Engineering Ltd.	1,703,700	3,623,089
Singapore Telecommunications Ltd.	8,643,900	22,931,541
StarHub Ltd.	656,500	1,592,223
Suntec Real Estate Investment Trust REIT (a)	2,644,600	3,141,168
United Overseas Bank Ltd.	1,400,600	17,084,132
UOL Group Ltd.	530,300	2,134,778
Wilmar International Ltd.	2,102,300	4,650,180

		155,395,024

South Africa - 0.1%
Investec PLC (a)	604,682	3,988,459
Mediclinic International PLC	399,705	4,942,974
Mondi PLC	398,207	7,160,820

		16,092,253

Spain - 3.0%
Abertis Infraestructuras SA	562,515	8,475,298
ACS Actividades de Construccion y Servicios SA	208,375	5,432,430
Aena SA, 144A*	73,192	8,336,454
Amadeus IT Holding SA, Class A	475,825	19,237,670
Banco Bilbao Vizcaya Argentaria SA	6,903,522	43,971,239
Banco de Sabadell SA	5,488,798	8,759,482
Banco Popular Espanol SA	1,858,862	4,464,957
Banco Santander SA	15,651,617	63,901,178
Bankia SA	4,995,391	4,271,330
Bankinter SA	730,995	4,850,027
CaixaBank SA	2,841,783	8,183,064
Distribuidora Internacional de Alimentacion SA*	641,196	3,239,322
Enagas SA	233,673	6,600,365
Endesa SA	348,137	6,317,094
Ferrovial SA	498,766	9,674,294
Gas Natural SDG SA	380,743	6,678,866
Grifols SA	323,443	7,107,555
Iberdrola SA	5,957,330	38,650,968
Industria de Diseno Textil SA	1,182,806	36,825,973

Mapfre SA	1,192,073	2,334,245
Red Electrica Corp. SA	117,341	9,337,599
Repsol SA	1,190,596	12,335,447
Telefonica SA	4,886,674	49,141,045
Zardoya Otis SA (a)	197,683	2,118,247

		370,244,149

Sweden - 2.9%
Alfa Laval AB	318,378	5,020,063
Assa Abloy AB, Class B	1,086,813	20,957,249
Atlas Copco AB, Class A	728,137	16,481,596
Atlas Copco AB, Class B	423,123	8,935,059
Boliden AB	295,555	4,466,887
Electrolux AB, Series B	260,094	6,127,293
Getinge AB, Class B	217,021	4,833,757
Hennes & Mauritz AB, Class B	1,029,493	33,559,511
Hexagon AB, Class B	280,058	9,574,213
Husqvarna AB, Class B	458,491	2,915,823
ICA Gruppen AB (a)	84,584	2,523,141
Industrivarden AB, Class C	179,022	2,766,296
Investment AB Kinnevik, Class B	255,247	6,367,871
Investor AB, Class B	493,891	16,446,016
Lundin Petroleum AB*	235,316	3,680,141
Nordea Bank AB	3,293,584	32,947,957
Sandvik AB	1,156,134	10,573,100
Securitas AB, Class B	342,278	5,145,054
Skandinaviska Enskilda Banken AB, Class A	1,647,098	16,178,856
Skanska AB, Class B	413,581	8,839,833
SKF AB, Class B	431,668	7,149,217
Svenska Cellulosa AB SCA, Class B	652,463	19,562,040
Svenska Handelsbanken AB, Class A	1,623,701	20,879,773
Swedbank AB, Class A	981,965	19,956,191
Swedish Match AB	213,070	6,885,950
Tele2 AB, Class B	344,854	2,863,764
Telefonaktiebolaget LM Ericsson, Class B	3,299,909	30,506,000
TeliaSonera AB	2,817,121	12,996,756
Volvo AB, Class B	1,671,795	16,870,546

		356,009,953

Switzerland - 9.7%
ABB Ltd.*	2,384,427	42,745,361
Actelion Ltd.*	111,377	15,549,278
Adecco SA*	179,728	10,484,883
Aryzta AG*	95,346	4,560,566
Baloise Holding AG	54,217	6,841,604
Barry Callebaut AG*(a)	2,404	2,532,807
Chocoladefabriken Lindt & Spruengli AG (a)	111	7,628,818
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	1,077	6,169,695
Cie Financiere Richemont SA	566,015	36,166,006
Coca-Cola HBC AG CDI*(a)	218,029	4,172,615
Credit Suisse Group AG*	1,947,367	26,211,930
Dufry AG*(a)	43,665	4,582,966
EMS-Chemie Holding AG	8,877	4,134,006
Galenica AG (a)	4,229	6,369,971
Geberit AG	40,986	14,830,488
Givaudan SA*	10,013	18,802,579
Glencore PLC*	13,267,237	24,605,889
Julius Baer Group Ltd.*	244,189	9,796,907
Kuehne + Nagel International AG	58,554	7,623,455
LafargeHolcim Ltd.*	488,877	19,373,924
Lonza Group AG*	57,383	8,735,319
Nestle SA	3,457,249	242,717,231
Novartis AG	2,467,310	177,048,334
Pargesa Holding SA	33,329	1,964,358
Partners Group Holding AG	17,433	6,333,321
Roche Holding AG	761,803	196,077,487
Schindler Holding AG	22,394	3,808,214
Schindler Holding AG Participation Certificates	47,967	8,046,542
SGS SA	5,938	12,000,885
Sika AG	2,333	8,885,728
Sonova Holding AG	57,796	6,951,727
STMicroelectronics NV	702,403	4,046,741
Sulzer AG	15,149	1,429,180
Swatch Group AG (The) - Bearer (a)	33,441	11,638,205
Swatch Group AG (The) - Registered	53,802	3,750,245
Swiss Life Holding AG*	34,967	8,544,765
Swiss Prime Site AG*	72,107	6,026,369
Swiss Re AG	381,866	33,979,764
Swisscom AG	28,084	13,759,332

Syngenta AG	100,782	40,544,947
Transocean Ltd. (a)	393,930	3,459,956
UBS Group AG	3,965,206	60,917,636
Wolseley PLC	276,691	14,272,229
Zurich Insurance Group AG*	163,082	34,706,985

		1,182,829,248

United Kingdom - 17.6%
3i Group PLC	1,051,655	6,412,655
Aberdeen Asset Management PLC (a)	1,021,354	3,431,665
Admiral Group PLC	228,999	5,520,429
Aggreko PLC	283,987	3,496,131
Anglo American PLC (a)	1,529,166	10,221,470
ARM Holdings PLC	1,523,640	21,121,904
Ashtead Group PLC	545,787	7,019,182
Associated British Foods PLC	386,292	18,312,672
AstraZeneca PLC	1,370,455	78,339,509
Auto Trader Group PLC, 144A	833,338	4,210,359
Aviva PLC	4,387,087	26,757,158
Babcock International Group PLC	274,399	3,494,580
BAE Systems PLC	3,432,067	24,505,552
Barclays PLC	18,213,792	43,616,058
Barratt Developments PLC	1,086,745	8,924,236
Berkeley Group Holdings PLC	140,800	6,367,130
BP PLC	19,861,048	97,153,191
British American Tobacco PLC	2,021,410	110,443,650
British Land Co. PLC REIT	1,063,448	9,754,231
BT Group PLC	9,181,711	62,172,428
Bunzl PLC	363,453	9,778,483
Burberry Group PLC	482,480	8,864,303
Capita PLC	720,609	10,049,831
Centrica PLC	5,497,104	15,914,341
CNH Industrial NV	1,028,731	6,865,742
Cobham PLC	1,234,582	4,440,213
Compass Group PLC	1,783,285	31,422,868
Croda International PLC	147,398	6,097,218
Diageo PLC	2,727,481	70,572,010
Direct Line Insurance Group PLC	1,498,469	8,104,793
Dixons Carphone PLC	1,066,861	6,469,739
easyJet PLC (a)	172,281	3,611,218
Fiat Chrysler Automobiles NV	980,067	6,764,855
G4S PLC	1,682,426	4,873,034
GKN PLC	1,858,395	7,113,152
GlaxoSmithKline PLC	5,277,379	102,797,499
Hammerson PLC REIT	854,912	6,538,535
Hargreaves Lansdown PLC	282,873	4,878,139
HSBC Holdings PLC	21,236,501	135,863,121
ICAP PLC	612,654	3,707,628
IMI PLC	301,053	3,563,762
Imperial Brands PLC	1,039,549	53,860,581
Inmarsat PLC	487,499	6,646,141
InterContinental Hotels Group PLC	256,027	9,710,546
International Consolidated Airlines Group SA (United Kingdom)	878,471	6,735,416
Intertek Group PLC	174,968	7,115,906
Intu Properties PLC REIT	1,038,147	4,337,714
ITV PLC	4,153,289	14,370,922
J Sainsbury PLC (a)	1,471,907	5,211,813
Johnson Matthey PLC	210,651	7,496,967
Kingfisher PLC	2,488,342	11,578,114
Land Securities Group PLC REIT	857,320	12,039,972
Legal & General Group PLC	6,450,209	20,379,382
Lloyds Banking Group PLC	61,913,611	62,390,155
London Stock Exchange Group PLC	339,977	12,672,184
Marks & Spencer Group PLC	1,771,892	10,486,290
Meggitt PLC	852,993	4,962,644
Merlin Entertainments PLC, 144A	765,522	4,888,464
National Grid PLC	4,059,430	54,438,749
Next PLC	157,476	14,827,691
Old Mutual PLC	5,344,153	12,667,324
Pearson PLC	890,300	10,644,393
Persimmon PLC*	332,408	10,104,515
Petrofac Ltd. (a)	281,311	3,545,411
Provident Financial PLC	159,396	7,208,062
Prudential PLC	2,788,472	48,805,149
Reckitt Benckiser Group PLC	690,913	63,083,904
RELX NV	1,078,726	17,801,960
RELX PLC	1,205,731	20,843,151
Rexam PLC	764,802	6,504,016
Rio Tinto Ltd.	459,961	13,223,817
Rio Tinto PLC	1,345,490	35,656,506
Rolls-Royce Holdings PLC*	1,993,710	18,841,832
Rolls-Royce Holdings PLC, Class C*	198,656,285	276,499

Royal Bank of Scotland Group PLC*	3,765,871	11,735,751
Royal Mail PLC	975,889	6,176,134
RSA Insurance Group PLC	1,105,629	6,698,683
SABMiller PLC	1,053,586	61,267,448
Sage Group PLC (The)	1,169,814	9,712,223
Schroders PLC	135,900	4,948,215
Segro PLC REIT	810,757	4,688,707
Severn Trent PLC	256,012	7,611,196
Sky PLC	1,119,556	16,252,549
Smith & Nephew PLC	971,636	15,863,279
Smiths Group PLC	428,409	5,974,722
Sports Direct International PLC*	272,398	1,533,985
SSE PLC	1,090,831	21,028,031
St James’s Place PLC	568,821	6,792,885
Standard Chartered PLC	3,550,554	21,272,092
Standard Life PLC	2,136,016	9,914,977
Tate & Lyle PLC	504,119	4,118,722
Taylor Wimpey PLC	3,527,796	9,142,701
Tesco PLC*	8,827,508	22,164,912
Travis Perkins PLC	271,162	6,763,293
Unilever NV	1,766,348	76,179,090
Unilever PLC	1,391,681	59,892,238
United Utilities Group PLC	739,386	9,524,430
Vodafone Group PLC	28,793,473	88,047,184
Weir Group PLC (The)	236,656	3,145,663
Whitbread PLC	197,859	10,798,017
William Hill PLC	958,724	5,476,364
Wm Morrison Supermarkets PLC (a)	2,405,454	6,662,566
Worldpay Group PLC, 144A*	1,192,800	4,763,098
WPP PLC	1,403,875	29,759,094

		2,150,829,113

United States - 0.1%
Carnival PLC	203,466	10,132,662

TOTAL COMMON STOCKS
(Cost $14,353,559,184)		12,129,030,803

PREFERRED STOCKS - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG	58,980	4,004,332
FUCHS PETROLUB SE	75,361	3,100,964
Henkel AG & Co. KGaA	193,185	19,511,004
Porsche Automobil Holding SE	166,037	7,618,729
Volkswagen AG	201,234	23,576,978

		57,812,007

TOTAL PREFERRED STOCKS
(Cost $91,145,637)		57,812,007

RIGHTS - 0.0%
Italy - 0.0%
Enel Green Power SpA*, expires 03/31/16	1,888,000	81

Spain - 0.0%
Banco Popular Espanol SA*, expires 03/31/16	1,892,831	43,242

TOTAL RIGHTS
(Cost $41,742)		43,323

SECURITIES LENDING COLLATERAL - 2.6%
Daily Assets Fund “Capital Shares”, 0.42% (e)(f)
(Cost $324,332,044)	324,332,044	324,332,044

TOTAL INVESTMENTS - 102.5%
(Cost $14,769,078,607)†		$12,511,218,177
Other assets and liabilities, net - (2.5%)		(307,033,068)

NET ASSETS - 100.0%		$12,204,185,109

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $14,795,632,988. At February 29, 2016, net unrealized depreciation for all securities based on tax cost was $2,284,414,811. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $207,859,539 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,492,274,350.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2016 amounted to $261,946,743, which is 2.1% of net assets.
(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Listed on London Stock Exchange.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt

CDI: Chess Depositary Interest

FDR: Fiduciary Depositary Receipt

REIT: Real Estate Investment Trust

RSP: Risparmio (Convertible Savings Shares)

SDR: Swedish Depositary Receipt

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

A summary of the Fund’s transactions of Deutsche Bank AG securities during the period ended February 29, 2016 is as follows:

	Value ($) at 5/31/15	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Income ($)	Value ($) at 2/29/16
Deutsche Bank AG	39,601,472	13,977,199	(7,659,988)	2,013,720	—	26,007,100

At February 29, 2016 the Deutsche X-trackers MSCI EAFE Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Total Investments excluding Securities Lending
Financials	2,881,035,420	23.6%
Consumer Discretionary	1,606,912,712	13.2
Industrials	1,604,652,504	13.2
Consumer Staples	1,538,013,341	12.6
Health Care	1,449,279,957	11.9
Materials	787,196,963	6.5
Information Technology	636,905,680	5.2
Telecommunication Services	633,824,792	5.2
Energy	575,945,265	4.7
Utilities	473,119,499	3.9

Total	12,186,886,133	100.0%

At February 29, 2016, open future contract purchased was as follows:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(1)
E-mini MSCI EAFE Index	20	$1,545,000	3/18/2016	$(123,400)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 29, 2016.

As of February 29, 2016, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Bank of Montreal	3/2/2016	CHF	277,470,100	USD	271,086,024	$(6,800,906)
Canadian Imperial Bank of Commerce	3/2/2016	CHF	187,332,900	USD	183,020,927	(4,593,395)

JP Morgan & Chase Co.	3/2/2016	CHF	264,376,881	USD	258,278,916	(6,495,126)
RBC Capital Markets	3/2/2016	CHF	1,424,500	USD	1,406,570	(20,069)
RBC Capital Markets	3/2/2016	CHF	1,165,500	USD	1,177,162	9,911
RBC Capital Markets	3/2/2016	CHF	94,126,400	USD	91,960,994	(2,306,807)
State Street Bank & Trust Co.	3/2/2016	CHF	1,165,500	USD	1,177,187	9,936
State Street Bank & Trust Co.	3/2/2016	CHF	301,149,500	USD	294,221,467	(7,380,436)
The Bank of New York Mellon	3/2/2016	CHF	2,400	USD	2,472	68
The Bank of New York Mellon	3/2/2016	CHF	16,443,000	USD	16,156,227	(311,475)
The Bank of New York Mellon	3/2/2016	CHF	11,764,200	USD	11,493,527	(288,345)
The Bank of New York Mellon	3/2/2016	CHF	4,456,800	USD	4,376,062	(87,434)
The Bank of New York Mellon	3/2/2016	CHF	82,600	USD	83,442	718
The Bank of Nova Scotia	3/2/2016	CHF	111,618,300	USD	109,050,169	(2,735,810)
The Bank of Nova Scotia	3/2/2016	CHF	1,424,500	USD	1,406,275	(20,365)
Bank of Montreal	3/2/2016	DKK	425,199,900	USD	61,696,226	(314,741)
Canadian Imperial Bank of Commerce	3/2/2016	DKK	233,931,100	USD	33,942,658	(173,751)
JP Morgan & Chase Co.	3/2/2016	DKK	406,823,500	USD	59,027,082	(303,879)
RBC Capital Markets	3/2/2016	DKK	122,124,100	USD	17,719,831	(90,694)
RBC Capital Markets	3/2/2016	DKK	1,663,500	USD	245,847	3,243
RBC Capital Markets	3/2/2016	DKK	2,010,000	USD	294,936	1,798
State Street Bank & Trust Co.	3/2/2016	DKK	1,663,500	USD	245,856	3,252
State Street Bank & Trust Co.	3/2/2016	DKK	324,385,500	USD	47,069,284	(238,955)
The Bank of New York Mellon	3/2/2016	DKK	27,022,100	USD	3,957,786	16,895
The Bank of New York Mellon	3/2/2016	DKK	96,528,300	USD	14,006,152	(71,493)
The Bank of New York Mellon	3/2/2016	DKK	5,372,200	USD	784,791	1,312
The Bank of Nova Scotia	3/2/2016	DKK	2,010,000	USD	294,889	1,751
The Bank of Nova Scotia	3/2/2016	DKK	129,955,800	USD	18,856,446	(96,251)
Bank of Montreal	3/2/2016	EUR	594,585,782	USD	643,787,755	(3,035,470)
Canadian Imperial Bank of Commerce	3/2/2016	EUR	1,071,129,604	USD	1,159,776,290	(5,457,603)
JP Morgan & Chase Co.	3/2/2016	EUR	802,191,041	USD	868,541,064	(4,126,619)
RBC Capital Markets	3/2/2016	EUR	3,450,000	USD	3,804,429	51,329
RBC Capital Markets	3/2/2016	EUR	4,179,500	USD	4,576,314	29,624
State Street Bank & Trust Co.	3/2/2016	EUR	3,450,000	USD	3,804,515	51,415
State Street Bank & Trust Co.	3/2/2016	EUR	979,920,600	USD	1,061,038,427	(4,973,278)
The Bank of New York Mellon	3/2/2016	EUR	1,300	USD	1,434	20
The Bank of New York Mellon	3/2/2016	EUR	1,193,000	USD	1,326,831	29,020
The Bank of New York Mellon	3/2/2016	EUR	12,546,800	USD	13,672,373	23,272
The Bank of New York Mellon	3/2/2016	EUR	84,000	USD	95,349	3,969
The Bank of New York Mellon	3/2/2016	EUR	17,000	USD	18,932	439
The Bank of New York Mellon	3/2/2016	EUR	166,500	USD	181,906	778
The Bank of New York Mellon	3/2/2016	EUR	56,193,000	USD	61,392,538	262,692
The Bank of Nova Scotia	3/2/2016	EUR	307,880,100	USD	333,361,796	(1,567,167)
The Bank of Nova Scotia	3/2/2016	EUR	4,179,500	USD	4,575,926	29,235
Bank of Montreal	3/2/2016	GBP	182,106,300	USD	258,323,796	4,859,768
Canadian Imperial Bank of Commerce	3/2/2016	GBP	335,362,300	USD	475,714,776	8,941,912
JP Morgan & Chase Co.	3/2/2016	GBP	379,042,312	USD	537,669,624	10,100,885
RBC Capital Markets	3/2/2016	GBP	2,046,500	USD	2,937,941	89,527
RBC Capital Markets	3/2/2016	GBP	134,888,500	USD	191,342,709	3,598,614
RBC Capital Markets	3/2/2016	GBP	1,691,500	USD	2,362,337	8,029
State Street Bank & Trust Co.	3/2/2016	GBP	370,992,300	USD	526,267,417	9,903,060

State Street Bank & Trust Co.	3/2/2016	GBP	1,691,500	USD	2,362,390	8,081
The Bank of New York Mellon	3/2/2016	GBP	10,019,100	USD	14,464,775	519,725
The Bank of New York Mellon	3/2/2016	GBP	1,387,409	USD	1,946,000	14,940
The Bank of New York Mellon	3/2/2016	GBP	2,934,519	USD	4,116,000	31,600
The Bank of New York Mellon	3/2/2016	GBP	19,228,600	USD	27,716,508	953,247
The Bank of Nova Scotia	3/2/2016	GBP	358,375,200	USD	508,362,389	9,559,098
The Bank of Nova Scotia	3/2/2016	GBP	2,046,500	USD	2,937,587	89,173
Bank of Montreal	3/2/2016	HKD	215,205,500	USD	27,651,264	(17,046)
Bank of Montreal	3/2/2016	HKD	3,076,000	USD	395,152	(320)
Canadian Imperial Bank of Commerce	3/2/2016	HKD	795,519,448	USD	102,216,778	(60,715)
JP Morgan & Chase Co.	3/2/2016	HKD	697,213,000	USD	89,587,855	(50,679)
RBC Capital Markets	3/2/2016	HKD	27,524,000	USD	3,536,176	(2,500)
State Street Bank & Trust Co.	3/2/2016	HKD	866,198,000	USD	111,300,024	(64,393)
The Bank of New York Mellon	3/2/2016	HKD	4,047,000	USD	520,589	278
The Bank of New York Mellon	3/2/2016	HKD	5,892,000	USD	758,312	795
The Bank of New York Mellon	3/2/2016	HKD	452,653,300	USD	58,161,100	(35,145)
The Bank of New York Mellon	3/2/2016	HKD	40,252,200	USD	5,162,633	(12,469)
The Bank of New York Mellon	3/2/2016	HKD	7,233,100	USD	930,187	249
The Bank of Nova Scotia	3/2/2016	HKD	105,362,000	USD	13,537,366	(8,702)
Bank of Montreal	3/2/2016	ILS	90,016,500	USD	22,771,404	(296,146)
Canadian Imperial Bank of Commerce	3/2/2016	ILS	48,804,800	USD	12,343,927	(162,749)
JP Morgan & Chase Co.	3/2/2016	ILS	63,411,000	USD	16,041,600	(208,048)
RBC Capital Markets	3/2/2016	ILS	412,500	USD	104,473	(1,234)
RBC Capital Markets	3/2/2016	ILS	23,663,700	USD	5,984,308	(79,731)
RBC Capital Markets	3/2/2016	ILS	340,500	USD	87,204	(52)
State Street Bank & Trust Co.	3/2/2016	ILS	340,500	USD	87,195	(61)
State Street Bank & Trust Co.	3/2/2016	ILS	66,756,300	USD	16,886,811	(220,100)
The Bank of New York Mellon	3/2/2016	ILS	35,315,100	USD	8,933,747	(116,070)
The Bank of New York Mellon	3/2/2016	ILS	6,630,500	USD	1,676,022	(23,104)
The Bank of Nova Scotia	3/2/2016	ILS	412,500	USD	104,474	(1,233)
The Bank of Nova Scotia	3/2/2016	ILS	29,375,800	USD	7,431,173	(96,644)
Bank of Montreal	3/2/2016	NOK	28,796,300	USD	3,298,394	(10,575)
Canadian Imperial Bank of Commerce	3/2/2016	NOK	95,746,000	USD	10,966,903	(35,223)
JP Morgan & Chase Co.	3/2/2016	NOK	150,672,500	USD	17,258,472	(55,231)
RBC Capital Markets	3/2/2016	NOK	623,500	USD	72,227	581
RBC Capital Markets	3/2/2016	NOK	129,448,300	USD	14,827,432	(47,409)
RBC Capital Markets	3/2/2016	NOK	744,000	USD	86,292	800
State Street Bank & Trust Co.	3/2/2016	NOK	623,500	USD	72,230	584
State Street Bank & Trust Co.	3/2/2016	NOK	184,552,800	USD	21,139,342	(67,529)
The Bank of New York Mellon	3/2/2016	NOK	5,880,400	USD	673,551	(2,163)
The Bank of New York Mellon	3/2/2016	NOK	5,075,300	USD	583,915	715
The Bank of New York Mellon	3/2/2016	NOK	2,017,000	USD	235,385	3,613
The Bank of New York Mellon	3/2/2016	NOK	2,972,000	USD	341,087	(424)
The Bank of Nova Scotia	3/2/2016	NOK	62,252,100	USD	7,130,457	(22,901)
The Bank of Nova Scotia	3/2/2016	NOK	744,000	USD	86,233	740
Bank of Montreal	3/2/2016	SEK	152,512,200	USD	17,800,252	(12,744)
Canadian Imperial Bank of Commerce	3/2/2016	SEK	660,550,900	USD	77,094,660	(55,828)
JP Morgan & Chase Co.	3/2/2016	SEK	745,107,500	USD	86,964,501	(61,959)
RBC Capital Markets	3/2/2016	SEK	279,633,800	USD	32,637,760	(22,681)

RBC Capital Markets	3/2/2016	SEK	3,627,000	USD	426,683	3,059
RBC Capital Markets	3/2/2016	SEK	3,164,500	USD	372,531	2,927
State Street Bank & Trust Co.	3/2/2016	SEK	3,164,500	USD	372,548	2,943
State Street Bank & Trust Co.	3/2/2016	SEK	925,494,200	USD	108,022,826	(72,294)
The Bank of New York Mellon	3/2/2016	SEK	11,440,800	USD	1,343,008	6,755
The Bank of New York Mellon	3/2/2016	SEK	7,739,000	USD	916,784	12,890
The Bank of New York Mellon	3/2/2016	SEK	40,458,400	USD	4,729,371	3,944
The Bank of New York Mellon	3/2/2016	SEK	7,700	USD	922	22
The Bank of Nova Scotia	3/2/2016	SEK	3,627,000	USD	426,537	2,913
The Bank of Nova Scotia	3/2/2016	SEK	582,476,300	USD	67,984,745	(46,849)
Bank of Montreal	3/2/2016	USD	75,717,365	CHF	77,489,000	1,888,043
Bank of Montreal	3/2/2016	USD	188,106,526	CHF	187,354,100	(470,973)
Bank of Montreal	3/2/2016	USD	12,366,076	CHF	12,627,000	279,893
Bank of Montreal	3/2/2016	USD	59,370,989	DKK	407,575,900	69,702
Bank of Montreal	3/2/2016	USD	2,560,530	DKK	17,624,000	9,746
Bank of Montreal	3/2/2016	USD	236,848,666	EUR	217,982,298	284,507
Bank of Montreal	3/2/2016	USD	338,884,486	EUR	312,952,000	1,561,970
Bank of Montreal	3/2/2016	USD	28,102,217	EUR	25,954,484	132,502
Bank of Montreal	3/2/2016	USD	40,865,810	EUR	37,697,000	143,067
Bank of Montreal	3/2/2016	USD	33,964,287	GBP	23,910,000	(685,235)
Bank of Montreal	3/2/2016	USD	220,462,364	GBP	158,196,300	(277,387)
Bank of Montreal	3/2/2016	USD	28,070,639	HKD	218,281,500	(6,857)
Bank of Montreal	3/2/2016	USD	57,130	ILS	226,000	785
Bank of Montreal	3/2/2016	USD	23,010,815	ILS	89,790,500	(1,179)
Bank of Montreal	3/2/2016	USD	658,684	NOK	5,734,000	207
Bank of Montreal	3/2/2016	USD	2,645,457	NOK	23,062,300	4,621
Bank of Montreal	3/2/2016	USD	2,732,508	SEK	23,409,000	1,597
Bank of Montreal	3/2/2016	USD	15,031,401	SEK	129,103,200	47,490
Canadian Imperial Bank of Commerce	3/2/2016	USD	188,085,241	CHF	187,332,900	(470,919)
Canadian Imperial Bank of Commerce	3/2/2016	USD	34,076,403	DKK	233,931,100	40,006
Canadian Imperial Bank of Commerce	3/2/2016	USD	1,163,835,871	EUR	1,071,129,604	1,398,022
Canadian Imperial Bank of Commerce	3/2/2016	USD	467,360,901	GBP	335,362,300	(588,037)
Canadian Imperial Bank of Commerce	3/2/2016	USD	102,302,482	HKD	795,519,448	(24,990)
Canadian Imperial Bank of Commerce	3/2/2016	USD	12,507,317	ILS	48,804,800	(641)
Canadian Imperial Bank of Commerce	3/2/2016	USD	10,982,943	NOK	95,746,000	19,183
Canadian Imperial Bank of Commerce	3/2/2016	USD	76,907,509	SEK	660,550,900	242,979
JP Morgan & Chase Co.	3/2/2016	USD	265,438,636	CHF	264,376,881	(664,593)
JP Morgan & Chase Co.	3/2/2016	USD	59,261,388	DKK	406,823,500	69,573
JP Morgan & Chase Co.	3/2/2016	USD	871,620,675	EUR	802,191,041	1,047,008
JP Morgan & Chase Co.	3/2/2016	USD	528,233,366	GBP	379,042,312	(664,627)
JP Morgan & Chase Co.	3/2/2016	USD	89,660,436	HKD	697,213,000	(21,902)
JP Morgan & Chase Co.	3/2/2016	USD	16,250,481	ILS	63,411,000	(833)
JP Morgan & Chase Co.	3/2/2016	USD	17,283,515	NOK	150,672,500	30,188
JP Morgan & Chase Co.	3/2/2016	USD	86,752,378	SEK	745,107,500	274,082
RBC Capital Markets	3/2/2016	USD	97,104,819	CHF	96,716,400	(243,127)
RBC Capital Markets	3/2/2016	USD	18,324,753	DKK	125,797,600	21,513
RBC Capital Markets	3/2/2016	USD	8,289,833	EUR	7,629,500	9,958
RBC Capital Markets	3/2/2016	USD	193,189,890	GBP	138,626,500	(243,073)
RBC Capital Markets	3/2/2016	USD	3,539,541	HKD	27,524,000	(865)

RBC Capital Markets	3/2/2016	USD	6,257,323	ILS	24,416,700	(321)
RBC Capital Markets	3/2/2016	USD	15,005,770	NOK	130,815,800	26,209
RBC Capital Markets	3/2/2016	USD	33,348,310	SEK	286,425,300	105,359
State Street Bank & Trust Co.	3/2/2016	USD	303,529,116	CHF	302,315,000	(759,963)
State Street Bank & Trust Co.	3/2/2016	USD	47,495,084	DKK	326,049,000	55,760
State Street Bank & Trust Co.	3/2/2016	USD	15,000,000	EUR	13,485,328	(329,916)
State Street Bank & Trust Co.	3/2/2016	USD	1,053,828,842	EUR	969,885,272	1,265,879
State Street Bank & Trust Co.	3/2/2016	USD	120,290,803	GBP	84,794,000	(2,270,566)
State Street Bank & Trust Co.	3/2/2016	USD	401,203,225	GBP	287,889,800	(504,797)
State Street Bank & Trust Co.	3/2/2016	USD	44,463,775	HKD	346,007,000	21,283
State Street Bank & Trust Co.	3/2/2016	USD	66,895,700	HKD	520,191,000	(16,341)
State Street Bank & Trust Co.	3/2/2016	USD	17,195,049	ILS	67,096,800	(881)
State Street Bank & Trust Co.	3/2/2016	USD	21,241,417	NOK	185,176,300	37,101
State Street Bank & Trust Co.	3/2/2016	USD	108,123,124	SEK	928,658,700	341,600
The Bank of New York Mellon	3/2/2016	USD	32,880,522	CHF	32,749,000	(82,325)
The Bank of New York Mellon	3/2/2016	USD	743,571	DKK	4,976,000	(17,874)
The Bank of New York Mellon	3/2/2016	USD	18,055,121	DKK	123,946,600	21,197
The Bank of New York Mellon	3/2/2016	USD	669,990	EUR	593,200	(24,675)
The Bank of New York Mellon	3/2/2016	USD	1,180,184	EUR	1,049,800	(38,154)
The Bank of New York Mellon	3/2/2016	USD	74,492,347	EUR	68,558,600	89,482
The Bank of New York Mellon	3/2/2016	USD	12,887,280	GBP	9,000,000	(360,661)
The Bank of New York Mellon	3/2/2016	USD	28,658,865	GBP	20,564,627	(36,059)
The Bank of New York Mellon	3/2/2016	USD	586,535	GBP	405,700	(21,863)
The Bank of New York Mellon	3/2/2016	USD	298,190	GBP	207,000	(10,078)
The Bank of New York Mellon	3/2/2016	USD	939,734	GBP	652,800	(31,136)
The Bank of New York Mellon	3/2/2016	USD	114,920	GBP	79,500	(4,268)
The Bank of New York Mellon	3/2/2016	USD	3,880,488	GBP	2,660,000	(178,176)
The Bank of New York Mellon	3/2/2016	USD	65,595,134	HKD	510,077,600	(16,023)
The Bank of New York Mellon	3/2/2016	USD	10,749,494	ILS	41,945,600	(551)
The Bank of New York Mellon	3/2/2016	USD	668,705	NOK	5,717,500	(11,710)
The Bank of New York Mellon	3/2/2016	USD	1,172,723	NOK	10,227,200	2,480
The Bank of New York Mellon	3/2/2016	USD	6,944,533	SEK	59,645,900	21,940
The Bank of Nova Scotia	3/2/2016	USD	113,496,787	CHF	113,042,800	(284,168)
The Bank of Nova Scotia	3/2/2016	USD	15,180,654	DKK	104,607,000	75,185
The Bank of Nova Scotia	3/2/2016	USD	3,985,317	DKK	27,358,800	4,679
The Bank of Nova Scotia	3/2/2016	USD	9,952,668	EUR	9,191,900	46,789
The Bank of Nova Scotia	3/2/2016	USD	329,080,899	EUR	302,867,700	395,298
The Bank of Nova Scotia	3/2/2016	USD	496,104,877	GBP	355,988,000	(624,203)
The Bank of Nova Scotia	3/2/2016	USD	6,289,292	GBP	4,433,700	(118,262)
The Bank of Nova Scotia	3/2/2016	USD	13,549,379	HKD	105,362,000	(3,310)
The Bank of Nova Scotia	3/2/2016	USD	1,543,861	ILS	6,024,300	(79)
The Bank of Nova Scotia	3/2/2016	USD	6,014,071	ILS	23,764,000	75,671
The Bank of Nova Scotia	3/2/2016	USD	1,454,868	NOK	12,683,100	2,541
The Bank of Nova Scotia	3/2/2016	USD	5,763,389	NOK	50,313,000	18,053
The Bank of Nova Scotia	3/2/2016	USD	23,829,839	SEK	204,672,100	75,287
The Bank of Nova Scotia	3/2/2016	USD	29,843,857	SEK	255,658,000	16,278
The Bank of Nova Scotia	3/2/2016	USD	14,679,840	SEK	125,773,200	10,116
Bank of Montreal	3/3/2016	AUD	104,199,800	USD	73,598,403	(763,115)
Canadian Imperial Bank of Commerce	3/3/2016	AUD	181,160,200	USD	127,960,696	(1,323,118)

JP Morgan & Chase Co.	3/3/2016	AUD	253,320,500	USD	178,916,469	(1,864,079)
RBC Capital Markets	3/3/2016	AUD	94,582,000	USD	66,804,496	(693,341)
RBC Capital Markets	3/3/2016	AUD	1,432,500	USD	1,013,004	(9,291)
RBC Capital Markets	3/3/2016	AUD	1,199,500	USD	867,151	11,136
State Street Bank & Trust Co.	3/3/2016	AUD	1,199,500	USD	867,134	11,119
State Street Bank & Trust Co.	3/3/2016	AUD	338,353,800	USD	238,990,116	(2,473,900)
The Bank of New York Mellon	3/3/2016	AUD	54,000	USD	39,023	486
The Bank of New York Mellon	3/3/2016	AUD	3,718,000	USD	2,634,694	(18,633)
The Bank of New York Mellon	3/3/2016	AUD	3,177,800	USD	2,244,607	(23,209)
The Bank of New York Mellon	3/3/2016	AUD	26,115,100	USD	18,388,948	(247,926)
The Bank of New York Mellon	3/3/2016	AUD	29,000	USD	20,792	96
The Bank of Nova Scotia	3/3/2016	AUD	281,280,200	USD	198,680,300	(2,053,508)
The Bank of Nova Scotia	3/3/2016	AUD	1,432,500	USD	1,012,835	(9,460)
Bank of Montreal	3/3/2016	JPY	32,572,254,700	USD	269,174,391	(19,734,570)
JP Morgan & Chase Co.	3/3/2016	JPY	86,705,473,427	USD	716,497,182	(52,561,899)
RBC Capital Markets	3/3/2016	JPY	414,157,000	USD	3,486,305	(187,179)
RBC Capital Markets	3/3/2016	JPY	96,289,085,100	USD	795,744,681	(58,318,994)
RBC Capital Markets	3/3/2016	JPY	328,214,500	USD	2,906,577	(4,615)
State Street Bank & Trust Co.	3/3/2016	JPY	87,099,009,200	USD	719,814,625	(52,735,035)
State Street Bank & Trust Co.	3/3/2016	JPY	1,026,407,700	USD	9,000,000	(104,018)
State Street Bank & Trust Co.	3/3/2016	JPY	328,214,500	USD	2,906,504	(4,689)
The Bank of New York Mellon	3/3/2016	JPY	629,125,700	USD	5,565,514	(14,697)
The Bank of New York Mellon	3/3/2016	JPY	49,553,613,400	USD	409,510,304	(30,019,692)
The Bank of New York Mellon	3/3/2016	JPY	5,003,469,500	USD	41,722,873	(2,656,836)
The Bank of Nova Scotia	3/3/2016	JPY	414,157,000	USD	3,486,111	(187,373)
The Bank of Nova Scotia	3/3/2016	JPY	29,638,137,467	USD	244,925,067	(17,958,899)
Bank of Montreal	3/3/2016	NZD	1,496,500	USD	986,665	809
Bank of Montreal	3/3/2016	NZD	10,042,600	USD	6,486,013	(129,794)
Bank of Montreal	3/3/2016	NZD	7,000	USD	4,520	(92)
Canadian Imperial Bank of Commerce	3/3/2016	NZD	4,730,100	USD	3,054,888	(61,181)
JP Morgan & Chase Co.	3/3/2016	NZD	4,454,000	USD	2,876,594	(57,587)
RBC Capital Markets	3/3/2016	NZD	36,000	USD	23,291	(424)
RBC Capital Markets	3/3/2016	NZD	2,251,000	USD	1,453,799	(29,102)
RBC Capital Markets	3/3/2016	NZD	31,500	USD	21,153	401
State Street Bank & Trust Co.	3/3/2016	NZD	7,567,800	USD	4,887,739	(97,733)
State Street Bank & Trust Co.	3/3/2016	NZD	31,500	USD	21,152	400
The Bank of Nova Scotia	3/3/2016	NZD	3,090,300	USD	1,995,839	(39,971)
The Bank of Nova Scotia	3/3/2016	NZD	36,000	USD	23,281	(435)
Bank of Montreal	3/3/2016	SGD	32,217,000	USD	22,620,168	(292,388)
Bank of Montreal	3/3/2016	SGD	533,000	USD	373,904	(5,163)
Canadian Imperial Bank of Commerce	3/3/2016	SGD	39,483,900	USD	27,721,618	(359,118)
JP Morgan & Chase Co.	3/3/2016	SGD	45,958,848	USD	32,268,807	(416,877)
RBC Capital Markets	3/3/2016	SGD	17,829,900	USD	12,516,787	(163,741)
RBC Capital Markets	3/3/2016	SGD	262,000	USD	183,405	(2,928)
RBC Capital Markets	3/3/2016	SGD	227,000	USD	162,030	589
State Street Bank & Trust Co.	3/3/2016	SGD	227,000	USD	162,026	585
State Street Bank & Trust Co.	3/3/2016	SGD	65,585,800	USD	46,050,588	(593,678)
The Bank of New York Mellon	3/3/2016	SGD	23,871,200	USD	16,760,541	(216,527)
The Bank of New York Mellon	3/3/2016	SGD	1,405,400	USD	983,107	(16,406)

The Bank of New York Mellon	3/3/2016	SGD	329,700	USD	235,248	767
The Bank of Nova Scotia	3/3/2016	SGD	262,000	USD	183,391	(2,942)
The Bank of Nova Scotia	3/3/2016	SGD	8,601,500	USD	6,039,319	(78,021)
Bank of Montreal	3/3/2016	USD	72,674,090	AUD	101,753,800	(58,144)
Bank of Montreal	3/3/2016	USD	1,730,056	AUD	2,446,000	15,516
Bank of Montreal	3/3/2016	USD	194,760,060	JPY	21,983,054,900	224,954
Bank of Montreal	3/3/2016	USD	30,731,495	JPY	3,718,756,800	2,253,085
Bank of Montreal	3/3/2016	USD	56,804,463	JPY	6,870,443,000	4,134,903
Bank of Montreal	3/3/2016	USD	6,625,852	NZD	10,049,600	(5,433)
Bank of Montreal	3/3/2016	USD	5,106,713	SGD	7,183,000	1,798
Bank of Montreal	3/3/2016	USD	17,956,132	SGD	25,567,000	226,980
Canadian Imperial Bank of Commerce	3/3/2016	USD	129,393,673	AUD	181,160,200	(109,859)
Canadian Imperial Bank of Commerce	3/3/2016	USD	3,118,791	NZD	4,730,100	(2,723)
Canadian Imperial Bank of Commerce	3/3/2016	USD	28,071,451	SGD	39,483,900	9,284
JP Morgan & Chase Co.	3/3/2016	USD	180,934,167	AUD	253,320,500	(153,619)
JP Morgan & Chase Co.	3/3/2016	USD	768,154,803	JPY	86,705,473,427	904,278
JP Morgan & Chase Co.	3/3/2016	USD	2,936,571	NZD	4,454,000	(2,390)
JP Morgan & Chase Co.	3/3/2016	USD	32,674,877	SGD	45,958,848	10,807
RBC Capital Markets	3/3/2016	USD	8,679,189	AUD	12,152,000	(6,992)
RBC Capital Markets	3/3/2016	USD	60,085,670	AUD	85,062,000	618,280
RBC Capital Markets	3/3/2016	USD	520,430,828	JPY	58,742,328,600	601,115
RBC Capital Markets	3/3/2016	USD	316,452,412	JPY	38,289,128,000	23,163,997
RBC Capital Markets	3/3/2016	USD	1,528,613	NZD	2,318,500	(1,244)
RBC Capital Markets	3/3/2016	USD	13,023,976	SGD	18,318,900	4,326
State Street Bank & Trust Co.	3/3/2016	USD	242,515,418	AUD	339,553,300	(195,386)
State Street Bank & Trust Co.	3/3/2016	USD	783,655,551	JPY	88,453,631,400	909,319
State Street Bank & Trust Co.	3/3/2016	USD	5,010,294	NZD	7,599,300	(4,071)
State Street Bank & Trust Co.	3/3/2016	USD	46,789,899	SGD	65,812,800	15,808
The Bank of New York Mellon	3/3/2016	USD	1,310,894	AUD	1,839,500	1,853
The Bank of New York Mellon	3/3/2016	USD	19,973,588	AUD	27,965,400	(16,260)
The Bank of New York Mellon	3/3/2016	USD	1,940,539	AUD	2,690,000	(20,838)
The Bank of New York Mellon	3/3/2016	USD	424,498	AUD	599,000	2,974
The Bank of New York Mellon	3/3/2016	USD	482,983,200	JPY	54,515,279,800	555,720
The Bank of New York Mellon	3/3/2016	USD	523,339	JPY	58,735,600	(2,367)
The Bank of New York Mellon	3/3/2016	USD	62,257	JPY	7,119,700	893
The Bank of New York Mellon	3/3/2016	USD	5,166,808	JPY	605,073,500	200,065
The Bank of New York Mellon	3/3/2016	USD	592,427	NZD	887,600	(7,699)
The Bank of New York Mellon	3/3/2016	USD	406,463	NZD	608,900	(5,336)
The Bank of New York Mellon	3/3/2016	USD	18,205,041	SGD	25,606,300	6,021
The Bank of Nova Scotia	3/3/2016	USD	201,927,546	AUD	282,712,700	(171,443)
The Bank of Nova Scotia	3/3/2016	USD	266,244,026	JPY	30,052,294,467	313,425
The Bank of Nova Scotia	3/3/2016	USD	135,820	NZD	210,300	2,720
The Bank of Nova Scotia	3/3/2016	USD	650,431	NZD	1,007,000	12,954
The Bank of Nova Scotia	3/3/2016	USD	1,258,699	NZD	1,909,000	(1,099)
The Bank of Nova Scotia	3/3/2016	USD	6,301,589	SGD	8,863,500	2,084
Bank of Montreal	4/4/2016	CHF	2,932,000	USD	2,944,068	2,089
Bank of Montreal	4/4/2016	CHF	187,354,100	USD	188,409,191	417,436
Canadian Imperial Bank of Commerce	4/4/2016	CHF	187,332,900	USD	188,387,872	417,388
JP Morgan & Chase Co.	4/4/2016	CHF	264,376,881	USD	265,852,362	575,679

RBC Capital Markets	4/4/2016	CHF	96,716,400	USD	97,259,301	213,729
State Street Bank & Trust Co.	4/4/2016	CHF	302,315,000	USD	304,008,326	664,403
The Bank of New York Mellon	4/4/2016	CHF	32,749,000	USD	32,930,811	70,350
The Bank of Nova Scotia	4/4/2016	CHF	113,042,800	USD	113,675,975	248,436
Bank of Montreal	4/4/2016	DKK	407,575,900	USD	59,435,057	(81,242)
Canadian Imperial Bank of Commerce	4/4/2016	DKK	233,931,100	USD	34,113,275	(46,530)
JP Morgan & Chase Co.	4/4/2016	DKK	406,823,500	USD	59,321,877	(84,553)
RBC Capital Markets	4/4/2016	DKK	125,797,600	USD	18,343,739	(25,864)
State Street Bank & Trust Co.	4/4/2016	DKK	326,049,000	USD	47,546,509	(64,818)
The Bank of New York Mellon	4/4/2016	DKK	123,946,600	USD	18,074,868	(24,443)
The Bank of Nova Scotia	4/4/2016	DKK	8,583,000	USD	1,251,533	(1,800)
The Bank of Nova Scotia	4/4/2016	DKK	27,358,800	USD	3,989,530	(5,541)
Bank of Montreal	4/4/2016	EUR	217,982,298	USD	237,073,188	(324,722)
Canadian Imperial Bank of Commerce	4/4/2016	EUR	1,071,129,604	USD	1,164,933,779	(1,600,986)
JP Morgan & Chase Co.	4/4/2016	EUR	802,191,041	USD	872,410,833	(1,231,099)
RBC Capital Markets	4/4/2016	EUR	7,629,500	USD	8,297,623	(11,434)
State Street Bank & Trust Co.	4/4/2016	EUR	969,885,272	USD	1,054,837,523	(1,435,111)
The Bank of New York Mellon	4/4/2016	EUR	68,558,600	USD	74,562,962	(102,130)
The Bank of Nova Scotia	4/4/2016	EUR	302,867,700	USD	329,391,339	(452,688)
Bank of Montreal	4/4/2016	GBP	9,065,000	USD	12,615,398	(3,448)
Bank of Montreal	4/4/2016	GBP	158,196,300	USD	220,485,302	269,675
Canadian Imperial Bank of Commerce	4/4/2016	GBP	335,362,300	USD	467,409,529	571,687
JP Morgan & Chase Co.	4/4/2016	GBP	379,042,312	USD	528,274,682	632,502
RBC Capital Markets	4/4/2016	GBP	138,626,500	USD	193,208,050	234,374
State Street Bank & Trust Co.	4/4/2016	GBP	287,889,800	USD	401,247,848	493,640
State Street Bank & Trust Co.	4/4/2016	GBP	82,571,000	USD	115,078,460	136,299
The Bank of New York Mellon	4/4/2016	GBP	20,564,627	USD	28,661,826	35,036
The Bank of Nova Scotia	4/4/2016	GBP	355,988,000	USD	496,156,495	606,847
Bank of Montreal	4/4/2016	ILS	89,790,500	USD	23,026,748	(4,728)
Bank of Montreal	4/4/2016	ILS	717,000	USD	183,608	(304)
Canadian Imperial Bank of Commerce	4/4/2016	ILS	48,804,800	USD	12,515,977	(2,570)
JP Morgan & Chase Co.	4/4/2016	ILS	63,411,000	USD	16,262,571	(2,501)
RBC Capital Markets	4/4/2016	ILS	24,416,700	USD	6,261,420	(1,522)
State Street Bank & Trust Co.	4/4/2016	ILS	67,096,800	USD	17,205,962	(4,526)
The Bank of New York Mellon	4/4/2016	ILS	41,945,600	USD	10,757,544	(1,602)
The Bank of Nova Scotia	4/4/2016	ILS	6,024,300	USD	1,544,930	(317)
Bank of Montreal	4/4/2016	NOK	23,062,300	USD	2,644,805	(4,629)
Canadian Imperial Bank of Commerce	4/4/2016	NOK	95,746,000	USD	10,980,298	(19,155)
JP Morgan & Chase Co.	4/4/2016	NOK	150,672,500	USD	17,279,551	(29,945)
RBC Capital Markets	4/4/2016	NOK	130,815,800	USD	15,001,743	(26,584)
State Street Bank & Trust Co.	4/4/2016	NOK	185,176,300	USD	21,236,545	(36,803)
The Bank of New York Mellon	4/4/2016	NOK	10,227,200	USD	1,172,460	(2,457)
The Bank of Nova Scotia	4/4/2016	NOK	16,592,000	USD	1,902,700	(3,415)
The Bank of Nova Scotia	4/4/2016	NOK	12,683,100	USD	1,454,526	(2,529)
Bank of Montreal	4/4/2016	SEK	129,103,200	USD	15,049,800	(50,834)
Canadian Imperial Bank of Commerce	4/4/2016	SEK	660,550,900	USD	77,001,644	(260,091)
JP Morgan & Chase Co.	4/4/2016	SEK	745,107,500	USD	86,853,501	(298,448)
RBC Capital Markets	4/4/2016	SEK	286,425,300	USD	33,388,257	(113,652)
State Street Bank & Trust Co.	4/4/2016	SEK	928,658,700	USD	108,258,307	(362,819)

The Bank of New York Mellon	4/4/2016	SEK	59,645,900	USD	6,953,216	(23,303)
The Bank of Nova Scotia	4/4/2016	SEK	204,672,100	USD	23,859,006	(80,589)
The Bank of Nova Scotia	4/4/2016	SEK	115,022,000	USD	13,407,890	(45,727)
Bank of Montreal	4/4/2016	USD	16,884,495	CHF	16,788,000	(39,357)
Bank of Montreal	4/4/2016	USD	961,085	CHF	958,000	175
Bank of Montreal	4/4/2016	USD	1,318,375	DKK	9,037,000	1,253
Bank of Montreal	4/4/2016	USD	283,699	DKK	1,943,000	28
Bank of Montreal	4/4/2016	USD	20,892,316	EUR	19,210,000	28,713
Bank of Montreal	4/4/2016	USD	2,253,640	EUR	2,072,000	2,913
Bank of Montreal	4/4/2016	USD	1,375,368	EUR	1,263,000	127
Bank of Montreal	4/4/2016	USD	6,295,076	GBP	4,522,000	(270)
Bank of Montreal	4/4/2016	USD	249,901	NOK	2,174,000	(148)
Bank of Montreal	4/4/2016	USD	1,657,552	SEK	14,187,000	1,839
RBC Capital Markets	4/4/2016	USD	961,067	CHF	958,000	194
RBC Capital Markets	4/4/2016	USD	283,695	DKK	1,943,000	31
RBC Capital Markets	4/4/2016	USD	1,375,334	EUR	1,263,000	161
RBC Capital Markets	4/4/2016	USD	6,294,959	GBP	4,522,000	(152)
The Bank of Nova Scotia	4/4/2016	USD	3,495,594	ILS	13,626,000	(493)
Bank of Montreal	4/5/2016	AUD	101,753,800	USD	72,565,214	65,469
Canadian Imperial Bank of Commerce	4/5/2016	AUD	181,160,200	USD	129,196,208	119,278
JP Morgan & Chase Co.	4/5/2016	AUD	253,320,500	USD	180,640,315	149,056
RBC Capital Markets	4/5/2016	AUD	12,152,000	USD	8,665,919	7,600
State Street Bank & Trust Co.	4/5/2016	AUD	339,553,300	USD	242,149,040	216,774
The Bank of New York Mellon	4/5/2016	AUD	27,965,400	USD	19,942,966	17,574
The Bank of Nova Scotia	4/5/2016	AUD	282,712,700	USD	201,627,871	194,622
Bank of Montreal	4/5/2016	HKD	218,281,500	USD	28,075,874	5,632
Canadian Imperial Bank of Commerce	4/5/2016	HKD	795,519,448	USD	102,318,930	17,895
JP Morgan & Chase Co.	4/5/2016	HKD	697,213,000	USD	89,676,581	17,414
RBC Capital Markets	4/5/2016	HKD	27,524,000	USD	3,540,214	723
State Street Bank & Trust Co.	4/5/2016	HKD	520,191,000	USD	66,908,607	13,853
State Street Bank & Trust Co.	4/5/2016	HKD	87,969,000	USD	11,314,284	1,777
The Bank of New York Mellon	4/5/2016	HKD	510,077,600	USD	65,607,367	13,162
The Bank of Nova Scotia	4/5/2016	HKD	105,362,000	USD	13,551,208	2,022
Bank of Montreal	4/5/2016	JPY	21,983,054,900	USD	194,974,256	(237,866)
Bank of Montreal	4/5/2016	JPY	2,983,167,000	USD	26,426,836	(64,039)
JP Morgan & Chase Co.	4/5/2016	JPY	86,705,473,427	USD	768,951,856	(1,002,979)
RBC Capital Markets	4/5/2016	JPY	58,742,328,600	USD	521,000,421	(638,388)
State Street Bank & Trust Co.	4/5/2016	JPY	88,453,631,400	USD	784,518,101	(960,583)
The Bank of New York Mellon	4/5/2016	JPY	54,515,279,800	USD	483,505,808	(596,310)
The Bank of Nova Scotia	4/5/2016	JPY	30,052,294,467	USD	266,534,469	(333,452)
Bank of Montreal	4/5/2016	NZD	10,049,600	USD	6,612,587	5,760
Canadian Imperial Bank of Commerce	4/5/2016	NZD	4,730,100	USD	3,112,595	2,924
JP Morgan & Chase Co.	4/5/2016	NZD	4,454,000	USD	2,930,509	2,352
RBC Capital Markets	4/5/2016	NZD	2,318,500	USD	1,525,578	1,345
State Street Bank & Trust Co.	4/5/2016	NZD	7,599,300	USD	5,000,431	4,485
The Bank of Nova Scotia	4/5/2016	NZD	1,428,000	USD	939,581	783
The Bank of Nova Scotia	4/5/2016	NZD	1,909,000	USD	1,256,256	1,237
Bank of Montreal	4/5/2016	SGD	8,512,000	USD	6,047,087	(2,167)
Bank of Montreal	4/5/2016	SGD	7,183,000	USD	5,103,193	(1,575)

Canadian Imperial Bank of Commerce	4/5/2016	SGD	39,483,900	USD	28,051,109	(9,055)
JP Morgan & Chase Co.	4/5/2016	SGD	45,958,848	USD	32,651,663	(10,075)
RBC Capital Markets	4/5/2016	SGD	18,318,900	USD	13,014,002	(4,756)
State Street Bank & Trust Co.	4/5/2016	SGD	65,812,800	USD	46,757,089	(14,328)
The Bank of New York Mellon	4/5/2016	SGD	25,606,300	USD	18,192,753	(4,967)
The Bank of Nova Scotia	4/5/2016	SGD	8,863,500	USD	6,296,888	(2,167)
Bank of Montreal	4/5/2016	USD	1,034,158	AUD	1,451,000	(318)
Bank of Montreal	4/5/2016	USD	2,135,548	AUD	2,990,000	(5,168)
Bank of Montreal	4/5/2016	USD	186,179	HKD	1,447,000	(100)
Bank of Montreal	4/5/2016	USD	185,059	HKD	1,439,000	(8)
Bank of Montreal	4/5/2016	USD	1,832,317	JPY	206,348,000	77
Bank of Montreal	4/5/2016	USD	45,384	NZD	69,000	(22)
Bank of Montreal	4/5/2016	USD	984,690	NZD	1,496,500	(858)
Bank of Montreal	4/5/2016	USD	256,286	NZD	389,000	(549)
RBC Capital Markets	4/5/2016	USD	8,228,027	AUD	11,537,000	(7,896)
RBC Capital Markets	4/5/2016	USD	1,034,104	AUD	1,451,000	(265)
RBC Capital Markets	4/5/2016	USD	185,059	HKD	1,439,000	(9)
RBC Capital Markets	4/5/2016	USD	121,905,398	JPY	13,743,685,000	140,147
RBC Capital Markets	4/5/2016	USD	1,832,255	JPY	206,348,000	140
RBC Capital Markets	4/5/2016	USD	45,376	NZD	69,000	(14)

Total net unrealized depreciation						$(221,299,873)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 29, 2016.

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli New Sheqel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$12,129,030,803	$—	$—	$12,129,030,803
Preferred Stocks	57,812,007	—	—	57,812,007
Rights (g)	43,323	—	—	43,323
Short-Term Investments	324,332,044	—	—	324,332,044
Derivatives (h)
Forward Foreign Currency Exchange Contracts	—	100,383,625	—	100,383,625

Total	$12,511,218,177	$100,383,625	$—	$12,611,601,802

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Futures Contracts	$(123,400)	$—	$—	$(123,400)
Forward Foreign Currency Exchange Contracts	—	(321,683,498)	—	(321,683,498)

Total	$(123,400)	$(321,683,498)	$—	$(321,806,898)

There have been no transfers between fair value measurement levels during the period ended February 29, 2016.

(g)	See Schedule of investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Emerging Markets Bond - Interest Rate Hedged ETF

February 29, 2016 (Unaudited)

	Principal Amount	Value
Sovereign Bonds - 96.0%
Brazil - 5.6%
Brazilian Government International Bond 4.875%, 1/22/21 (a)	$110,000	$107,525
10.125%, 5/15/27	30,000	38,100
8.25%, 1/20/34 (a)	35,000	36,137
5.00%, 1/27/45	200,000	142,500

		324,262

Colombia - 5.6%
Colombia Government International Bond 7.375%, 3/18/19	100,000	112,000
2.625%, 3/15/23	200,000	178,800
8.125%, 5/21/24	25,000	30,037

		320,837

Croatia - 3.8%
Croatia Government International Bond, 144A 6.75%, 11/05/19	100,000	109,010
6.625%, 7/14/20	100,000	108,858

		217,868

Ecuador - 2.7%
Ecuador Government International Bond, 144A 10.50%, 3/24/20	200,000	157,500

Egypt - 1.7%
Egypt Government International Bond, 144A 5.75%, 4/29/20	100,000	100,975

El Salvador - 0.4%
El Salvador Government International Bond, 144A 7.65%, 6/15/35	30,000	24,975

Hungary - 6.2%
Hungary Government International Bond 6.375%, 3/29/21	110,000	124,995
5.75%, 11/22/23	70,000	79,402
5.375%, 3/25/24	106,000	118,018
7.625%, 3/29/41	26,000	35,895

		358,310

Indonesia - 4.1%
Indonesia Government International Bond, 144A 8.50%, 10/12/35	100,000	127,266
6.625%, 2/17/37	100,000	108,979

		236,245

Kazakhstan - 3.3%
Kazakhstan Government International Bond, 144A 3.875%, 10/14/24	200,000	190,895

Lebanon - 0.9%
Lebanon Government International Bond GMTN, 6.375%, 3/09/20	50,000	50,496

Lithuania - 2.0%
Lithuania Government International Bond, 144A 7.375%, 2/11/20	100,000	118,293

Mexico - 4.5%
Mexico Government International Bond 3.625%, 3/15/22	100,000	102,450
4.00%, 10/02/23	30,000	30,930
Series A MTN, 6.75%, 9/27/34	10,000	12,425
MTN, 4.75%, 3/08/44	60,000	56,550
5.55%, 1/21/45	35,000	36,619
5.75%, 10/12/10	20,000	19,100

		258,074

Panama - 4.0%
Panama Government International Bond 5.20%, 1/30/20	100,000	109,875
6.70%, 1/26/36	95,000	119,225

		229,100

Peru - 6.9%
Peruvian Government International Bond 7.35%, 7/21/25	100,000	128,000
8.75%, 11/21/33	75,000	107,250
6.55%, 3/14/37	70,000	84,525
5.625%, 11/18/50	75,000	80,437

		400,212

Philippines - 4.5%
Philippine Government International Bond 10.625%, 3/16/25	75,000	120,362
9.50%, 2/02/30	85,000	140,523

		260,885

Poland - 6.1%
Poland Government International Bond 6.375%, 7/15/19	90,000	102,786
5.125%, 4/21/21	70,000	78,760
5.00%, 3/23/22	50,000	56,346
3.00%, 3/17/23	40,000	40,350
4.00%, 1/22/24	70,000	75,381

		353,623

Qatar - 4.8%
Qatar Government International Bond, 144A 9.75%, 6/15/30	90,000	144,990
6.40%, 1/20/40	100,000	132,480

		277,470

Romania - 3.3%
Romanian Government International Bond, 144A 4.375%, 8/22/23	10,000	10,678
4.875%, 1/22/24	86,000	94,731
6.125%, 1/22/44	70,000	84,299

		189,708

Russia - 6.1%
Russian Foreign Bond - Eurobond, 144A 4.875%, 9/16/23	200,000	206,835
12.75%, 6/24/28	90,000	145,595

		352,430

South Africa - 3.5%
South Africa Government International Bond 5.50%, 3/09/20	100,000	104,724
4.665%, 1/17/24	100,000	97,777

		202,501

Sri Lanka - 1.7%
Sri Lanka Government International Bond, 144A 6.25%, 10/04/20	100,000	97,050

Turkey - 4.0%
Turkey Government International Bond 7.00%, 6/05/20	20,000	22,329
7.375%, 2/05/25	55,000	64,715
11.875%, 1/15/30	20,000	33,133
8.00%, 2/14/34	80,000	100,486
7.25%, 3/05/38	10,000	11,775

		232,438

Ukraine - 3.7%
Ukraine Government International Bond, 144A 7.75%, 9/01/20	120,000	108,000
7.75%, 9/01/24	120,000	103,800

		211,800

Uruguay - 5.2%
Uruguay Government International Bond 4.50%, 8/14/24 (a)	35,000	36,750
7.625%, 3/21/36	90,000	112,500
5.10%, 6/18/50	165,000	148,500

		297,750

Venezuela - 1.4%
Venezuela Government International Bond 9.25%, 9/15/27	200,000	81,500

TOTAL SOVEREIGN BONDS
(Cost $5,774,122)		5,545,197

	Number of Shares
SECURITIES LENDING COLLATERAL - 2.4%
Daily Assets Fund “Capital Shares”, 0.42% (b)(c)
(Cost $137,323)	137,323	137,323

TOTAL INVESTMENTS - 98.4%
(Cost $5,911,445)†		$5,682,520
Other assets and liabilities, net - 1.6%		96,645

NET ASSETS - 100.0%		$5,779,165

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $5,926,596. At February 29, 2016, net unrealized depreciation for all securities based on tax cost was $244,076. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $49,054 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $293,130.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2016 amounted to $134,247, which is 2.3% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

GMTN: Global Medium Term Note.

MTN: Medium Term Note.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 29, 2016, open futures contracts sold were as follows:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(1)
5-Year U.S. Treasury Note	13	$1,572,797	6/30/2016	$(1,117)
10-Year U.S. Treasury Note	19	2,479,797	6/21/2016	(1,781)
U.S. Treasury Long Bond	8	1,316,250	6/21/2016	1,000

		$5,368,844		$(1,898)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to interest rate contracts risk exposure as of February 29, 2016.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Sovereign Bonds (d)	$—	$5,545,197	$—	$5,545,197
Short-Term Investments	137,323	—	—	137,323
Derivatives (e)
Futures Contracts	1,000	—	—	1,000

Total	$138,323	$5,545,197	$—	$5,683,520

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Futures Contracts	$(2,898)	$—	$—	$(2,898)

Total	$(2,898)	$—	$—	$(2,898)

There have been no transfers between fair value measurement levels during the period ended February 29, 2016.

(d)	See Schedule of investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

DBX ETF Trust

Schedule of investments

Deutsche X-trackers High Yield Corporate Bond - Interest Rate Hedged ETF

February 29, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 95.1%
Basic Materials - 4.6%
Chemicals - 2.2%
Hexion, Inc.
8.875%, 2/01/18	$129,000	$86,107
Huntsman International LLC
4.875%, 11/15/20 (a)	106,000	100,435

		186,542

Iron/Steel - 1.4%
ArcelorMittal (Luxembourg)
6.125%, 6/01/18	120,000	118,363

Mining - 1.0%
Alcoa, Inc.
5.125%, 10/01/24	93,000	84,514

Communications - 24.7%
Advertising - 0.6%
Lamar Media Corp.
5.875%, 2/01/22 (a)	50,000	52,375

Internet - 1.0%
Netflix, Inc.
5.875%, 2/15/25	80,000	84,200

Media - 10.6%
Cablevision Systems Corp.
7.75%, 4/15/18	133,000	136,990
CCO Holdings LLC / CCO Holdings Capital Corp., 144A
5.375%, 5/01/25	80,000	79,400
CCOH Safari LLC, 144A
5.75%, 2/15/26	40,000	40,205
CSC Holdings LLC
6.75%, 11/15/21	111,000	112,942
DISH DBS Corp.
5.00%, 3/15/23	155,000	137,563
iHeartCommunications, Inc.
9.00%, 12/15/19	97,000	68,749
Nexstar Broadcasting, Inc.
6.875%, 11/15/20 (a)	164,000	167,075
Nielsen Finance LLC / Nielsen Finance Co., 144A
5.00%, 4/15/22	21,000	21,341
Sirius XM Radio, Inc., 144A
6.00%, 7/15/24	35,000	36,838
Univision Communications, Inc., 144A
8.50%, 5/15/21	84,000	84,735

		885,838

Telecommunications - 12.5%
Avaya, Inc., 144A
7.00%, 4/01/19	222,000	137,640
CenturyLink, Inc.
6.75%, 12/01/23	65,000	63,781
CommScope Technologies Finance LLC, 144A
6.00%, 6/15/25	26,000	25,870
Frontier Communications Corp.
7.125%, 1/15/23	23,000	20,118
Level 3 Communications, Inc.
5.75%, 12/01/22	151,000	156,285
Sprint Communications, Inc.
7.00%, 8/15/20	231,000	182,490
T-Mobile USA, Inc.
6.633%, 4/28/21	244,000	256,200
Windstream Services LLC
7.875%, 11/01/17	199,000	209,447

		1,051,831

Consumer, Cyclical - 15.1%
Airlines - 1.1%
American Airlines Group, Inc., 144A
5.50%, 10/01/19	95,000	95,703

Auto Manufacturers - 2.6%
General Motors Co.
4.875%, 10/02/23	133,000	134,083
General Motors Financial Co., Inc.
4.00%, 1/15/25	88,000	81,666

		215,749

Auto Parts & Equipment - 1.7%
ZF North America Capital, Inc., 144A
4.75%, 4/29/25	150,000	143,812

Distribution/Wholesale - 0.3%
HD Supply, Inc.
7.50%, 7/15/20	28,000	29,610

Entertainment - 2.2%
GLP Capital LP / GLP Financing II, Inc.
4.875%, 11/01/20	90,000	91,548
Regal Entertainment Group
5.75%, 3/15/22	88,000	89,320

		180,868

Lodging - 3.0%
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
5.625%, 10/15/21	151,000	157,418
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A
5.50%, 3/01/25	99,000	94,916

		252,334

Retail - 4.2%
1011778 BC ULC / New Red Finance, Inc., 144A (Canada)
6.00%, 4/01/22	21,000	21,945
Dollar Tree, Inc., 144A
5.75%, 3/01/23	98,000	104,737
L Brands, Inc.
5.625%, 2/15/22	111,000	119,381
Rite Aid Corp., 144A
6.125%, 4/01/23	99,000	106,054

		352,117

Consumer, Non-cyclical - 15.8%
Commercial Services - 2.3%
ADT (The) Corp.
3.50%, 7/15/22 (a)	41,000	34,542
Hertz (The) Corp.
6.75%, 4/15/19	55,000	55,006
RR Donnelley & Sons Co.
6.00%, 4/01/24	45,000	33,975
United Rentals North America, Inc.
5.50%, 7/15/25	71,000	67,628

		191,151

Cosmetics/Personal Care - 0.2%
Edgewell Personal Care Co.
4.70%, 5/19/21	18,000	18,720

Food - 2.1%
Post Holdings, Inc.
7.375%, 2/15/22	83,000	88,291
Smithfield Foods, Inc.
7.75%, 7/01/17	80,000	85,400

		173,691

Healthcare-Products - 1.4%
Hologic, Inc., 144A
5.25%, 7/15/22	20,000	21,023
Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 144A (Luxembourg)
5.50%, 4/15/25	105,000	99,487

		120,510

Healthcare-Services - 6.5%
Tenet Healthcare Corp.
8.125%, 4/01/22	80,000	79,050
6.75%, 6/15/23	35,000	31,894
CHS/Community Health Systems, Inc.
6.875%, 2/01/22 (a)	87,000	75,037
DaVita HealthCare Partners, Inc.
5.00%, 5/01/25	40,000	40,000
Fresenius Medical Care US Finance II, Inc., 144A
5.875%, 1/31/22	155,000	170,113
HCA, Inc.
7.50%, 2/15/22	133,000	150,928

		547,022

Pharmaceuticals - 3.3%
Endo Finance LLC, 144A
5.75%, 1/15/22	83,000	84,245
Valeant Pharmaceuticals International, 144A
6.375%, 10/15/20	204,000	188,190

		272,435

Energy - 8.3%
Energy-Alternate Sources - 0.4%
TerraForm Power Operating LLC, 144A
5.875%, 2/01/23	44,000	33,220

Oil & Gas - 5.1%
California Resources Corp.
5.50%, 9/15/21	26,000	3,640
8.00%, 12/15/22, 144A	68,000	17,170
Antero Resources Corp.
5.375%, 11/01/21	102,000	88,740
Chesapeake Energy Corp., 144A
8.00%, 12/15/22 (a)	67,000	26,465
Concho Resources, Inc.
5.50%, 4/01/23	106,000	99,110
Denbury Resources, Inc.
5.50%, 5/01/22	93,000	29,527
Energy XXI Gulf Coast, Inc.
7.50%, 12/15/21	173,000	6,055
EP Energy LLC / Everest Acquisition Finance, Inc.
9.375%, 5/01/20	88,000	26,180
Linn Energy LLC / Linn Energy Finance Corp.*
7.75%, 2/01/21 (a)	119,000	5,206
Range Resources Corp.
5.00%, 3/15/23 (a)	89,000	74,760
SandRidge Energy, Inc.
7.50%, 3/15/21	124,000	6,898
Whiting Petroleum Corp.
5.75%, 3/15/21 (a)	91,000	42,998

		426,749

Pipelines - 2.8%
Sabine Pass Liquefaction LLC
5.75%, 5/15/24	100,000	92,562
5.625%, 3/01/25	26,000	23,692
Energy Transfer Equity LP
5.875%, 1/15/24	21,000	17,430
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.125%, 11/15/19	45,000	39,938
Williams (The) Cos., Inc.
4.55%, 6/24/24	80,000	60,400

		234,022

Financial - 12.0%
Banks - 2.9%
CIT Group, Inc.
3.875%, 2/19/19	40,000	39,900
5.00%, 8/15/22	39,000	39,244
Royal Bank of Scotland Group PLC (United Kingdom)
6.125%, 12/15/22	155,000	162,872

		242,016

Diversified Financial Services - 4.8%
Ally Financial, Inc.
3.50%, 1/27/19	85,000	83,725
4.125%, 2/13/22	40,000	39,000
International Lease Finance Corp.
6.25%, 5/15/19	45,000	48,375
4.625%, 4/15/21	35,000	35,438
Aircastle Ltd.
6.75%, 4/15/17	111,000	115,717
Navient Corp.
5.875%, 10/25/24	94,000	76,493

		398,748

Private Equity - 1.0%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
3.50%, 3/15/17	88,000	87,780

Real Estate - 0.5%
Howard Hughes (The) Corp., 144A
6.875%, 10/01/21	40,000	39,550

Real Estate Investment Trusts - 2.8%
DuPont Fabros Technology LP
5.875%, 9/15/21	60,000	62,700
Equinix, Inc.
5.375%, 4/01/23	82,000	88,125
Iron Mountain, Inc.
5.75%, 8/15/24	88,000	88,440

		239,265

Industrial - 6.1%
Aerospace/Defense - 0.2%
TransDigm, Inc.
6.00%, 7/15/22	20,000	19,600

Building Materials - 0.2%
Standard Industries Inc/NJ, 144A
5.375%, 11/15/24	18,000	18,371

Engineering & Construction - 1.5%
AECOM
5.75%, 10/15/22	119,000	120,636

Machinery-Diversified - 0.7%
CNH Industrial Capital LLC
3.875%, 7/16/18	55,000	54,175

Miscellaneous Manufacturing - 0.9%
Gates Global LLC / Gates Global Co., 144A
6.00%, 7/15/22	105,000	78,619

Packaging & Containers - 2.6%
Berry Plastics Corp.
5.125%, 7/15/23	62,000	62,155
Crown Americas LLC / Crown Americas Capital Corp. IV
4.50%, 1/15/23	18,000	18,450
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.75%, 10/15/20	133,000	136,990

		217,595

Technology - 5.1%
Computers - 1.0%
NCR Corp.
6.375%, 12/15/23	84,000	82,635

Semiconductors - 0.6%
Micron Technology, Inc.
5.50%, 2/01/25	55,000	46,338

Software - 3.5%
BMC Software Finance, Inc., 144A
8.125%, 7/15/21	110,000	70,262
First Data Corp., 144A
6.75%, 11/01/20	82,000	86,756
Open Text Corp., 144A (Canada)
5.625%, 1/15/23	142,000	140,225

		297,243

Utilities - 3.4%
Electric - 3.4%
AES Corp.
7.375%, 7/01/21	119,000	124,653
Calpine Corp.
5.75%, 1/15/25	60,000	54,225
FirstEnergy Corp.
4.25%, 3/15/23	102,000	106,618

		285,496

TOTAL CORPORATE BONDS
(Cost $9,135,797)		7,979,443

	Number of Shares
SECURITIES LENDING COLLATERAL - 6.7%
Daily Assets Fund “Capital Shares”, 0.42% (b)(c)
(Cost $561,897)	561,897	561,897

TOTAL INVESTMENTS - 101.8%
(Cost $9,697,694)†	$8,541,340
Other assets and liabilities, net - (1.8%)	(147,807)

NET ASSETS - 100.0%	$8,393,533

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $9,718,954. At February 29, 2016, net unrealized depreciation for all securities based on tax cost was $1,177,614. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $47,620 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,225,234.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2016 amounted to $545,003, which is 6.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 29, 2016, open futures contracts sold were as follows:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(1)
2-Year U.S. Treasury Note	4	$874,188	6/30/2016	$(188)
5-Year U.S. Treasury Note	29	3,508,547	6/30/2016	(2,492)
10-Year U.S. Treasury Note	23	3,001,859	6/21/2016	(2,156)

		$7,384,594		$(4,836)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to interest rate contracts risk exposure as of February 29, 2016.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (d)	$—	$7,979,443	$—	$7,979,443
Short-Term Investments	561,897	—	—	561,897

Total	$561,897	$7,979,443	$—	$8,541,340

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (e)
Futures Contracts	$(4,836)	$—	$—	$(4,836)

Total	$(4,836)	$—	$—	$(4,836)

There have been no transfers between fair value measurement levels during the period ended February 29, 2016.

(d)	See Schedule of investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Investment Grade Bond - Interest Rate Hedged ETF

February 29, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 96.2%
Basic Materials - 2.5%
Chemicals - 0.9%
CF Industries, Inc. 3.45%, 6/01/23	$45,000	$41,195

Mining - 1.6%
BHP Billiton Finance USA Ltd. (Australia) 5.00%, 9/30/43	25,000	24,401
Rio Tinto Finance USA PLC (United Kingdom) 3.50%, 3/22/22	50,000	48,849

		73,250

Communications - 14.4%
Internet - 2.5%
Amazon.com, Inc. 4.80%, 12/05/34	45,000	48,770
eBay, Inc. 2.20%, 8/01/19	65,000	64,553

		113,323

Media - 4.7%
Comcast Corp. 4.20%, 8/15/34	95,000	97,075
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 5.15%, 3/15/42	40,000	37,226
Time Warner Cable, Inc. 5.50%, 9/01/41	45,000	40,184
Walt Disney (The) Co., MTN 2.35%, 12/01/22	40,000	40,645

		215,130

Telecommunications - 7.2%
AT&T, Inc. 2.45%, 6/30/20	18,000	17,905
3.40%, 5/15/25	18,000	17,716
4.80%, 6/15/44	45,000	41,353
Cisco Systems, Inc. 5.50%, 1/15/40	40,000	47,939
Motorola Solutions, Inc. 3.75%, 5/15/22	40,000	37,127
Verizon Communications, Inc. 4.50%, 9/15/20	40,000	43,542
4.40%, 11/01/34	75,000	70,672
Vodafone Group PLC (United Kingdom) 2.95%, 2/19/23	55,000	52,812

		329,066

Consumer, Cyclical - 5.9%
Auto Manufacturers - 1.5%
Ford Motor Co. 4.75%, 1/15/43	50,000	46,070
Toyota Motor Credit Corp., MTN 2.15%, 3/12/20 (a)	25,000	25,352

		71,422

Retail - 4.4%
CVS Health Corp. 3.875%, 7/20/25	45,000	48,224
Target Corp. 4.00%, 7/01/42	75,000	76,533
Wal-Mart Stores, Inc. 6.20%, 4/15/38	59,000	75,989

		200,746

Consumer, Non-cyclical - 18.5%
Agriculture - 1.5%
Altria Group, Inc. 4.00%, 1/31/24	65,000	69,948

Beverages - 2.9%
Anheuser-Busch InBev Finance, Inc. 2.65%, 2/01/21	40,000	40,707
3.65%, 2/01/26	27,000	27,904
4.625%, 2/01/44	40,000	41,634
PepsiCo, Inc. 2.15%, 10/14/20	10,000	10,128
4.45%, 4/14/46	10,000	10,750

		131,123

Biotechnology - 1.5%
Amgen, Inc. 5.375%, 5/15/43	40,000	42,892
Gilead Sciences, Inc. 4.75%, 3/01/46	25,000	26,425

		69,317

Food - 0.9%
Kraft Foods Group, Inc. 6.50%, 2/09/40	35,000	42,185

Healthcare-Products - 1.1%
Medtronic, Inc. 3.625%, 3/15/24	50,000	52,691

Healthcare-Services - 3.4%
Anthem, Inc. 2.25%, 8/15/19	90,000	89,522
Laboratory Corp. of America Holdings 3.60%, 2/01/25	65,000	64,459

		153,981

Pharmaceuticals - 7.2%
AbbVie, Inc. 4.70%, 5/14/45	75,000	75,240
Express Scripts Holding Co. 2.25%, 6/15/19	50,000	49,712
GlaxoSmithKline Capital PLC (United Kingdom) 2.85%, 5/08/22	40,000	41,239
GlaxoSmithKline Capital, Inc. 2.80%, 3/18/23	60,000	61,601
Johnson & Johnson 5.95%, 8/15/37	45,000	60,101
Pfizer, Inc. 2.10%, 5/15/19	40,000	40,845

		328,738

Energy - 9.8%
Oil & Gas - 5.8%
Apache Corp. 5.10%, 9/01/40	40,000	29,418
BP Capital Markets PLC (United Kingdom) 3.814%, 2/10/24	40,000	39,775
Phillips 66 4.30%, 4/01/22	60,000	61,268
Shell International Finance BV (Netherlands) 4.55%, 8/12/43	65,000	62,168
Total Capital International SA (France) 3.70%, 1/15/24	70,000	71,054

		263,683

Oil & Gas Services - 1.1%
Schlumberger Investment SA (Luxembourg) 3.65%, 12/01/23	50,000	50,601

Pipelines - 2.9%
Enbridge, Inc. (Canada) 4.00%, 10/01/23	55,000	50,226
Enterprise Products Operating LLC 5.10%, 2/15/45	45,000	40,119
Williams Partners LP / ACMP Finance Corp. 4.875%, 3/15/24	55,000	43,990

		134,335

Financial - 30.8%
Banks - 25.7%
Bank of America Corp., MTN 3.30%, 1/11/23	140,000	139,858
Bank of New York Mellon (The) Corp., MTN 2.30%, 9/11/19	72,000	72,780
Bank of Nova Scotia (The) (Canada) 4.50%, 12/16/25	25,000	24,522
BNP Paribas SA, MTN (France) 3.25%, 3/03/23	40,000	40,802
Capital One Financial Corp. 3.20%, 2/05/25	36,000	34,608

Citigroup, Inc. 2.40%, 2/18/20	40,000	39,679
5.30%, 5/06/44	40,000	39,825
Cooperatieve Rabobank UA (Netherlands) 4.50%, 1/11/21	70,000	76,639
Deutsche Bank AG (United Kingdom) 2.50%, 2/13/19 (b)	8,000	7,824
Goldman Sachs Group, (The), Inc. 3.50%, 1/23/25	50,000	49,598
5.95%, 1/15/27	35,000	38,896
MTN, 4.80%, 7/08/44	40,000	40,586
HSBC Holdings PLC (United Kingdom) 5.10%, 4/05/21	75,000	82,723
4.00%, 3/30/22	40,000	41,635
JPMorgan Chase & Co. 2.25%, 1/23/20	45,000	44,892
3.125%, 1/23/25	37,000	36,904
5.60%, 7/15/41	45,000	52,928
Morgan Stanley
GMTN, 3.70%, 10/23/24	45,000	45,668
GMTN, 4.35%, 9/08/26	40,000	39,868
4.30%, 1/27/45	40,000	38,286
PNC Funding Corp. 3.30%, 3/08/22	30,000	31,134
Royal Bank of Canada, MTN (Canada) 2.35%, 10/30/20	22,000	22,081
US Bancorp, MTN 4.125%, 5/24/21	12,000	13,092
Wells Fargo & Co.
MTN, 2.15%, 1/30/20	40,000	39,914
4.125%, 8/15/23	40,000	42,412
5.606%, 1/15/44	35,000	38,746

		1,175,900

Diversified Financial Services - 0.7%
Visa, Inc. 3.15%, 12/14/25	30,000	31,195

Insurance - 2.2%
American International Group, Inc. 4.50%, 7/16/44	50,000	43,932
Berkshire Hathaway, Inc. 2.10%, 8/14/19	55,000	56,220

		100,152

REITS - 2.2%
American Tower Corp. 5.00%, 2/15/24	40,000	42,694
HCP, Inc. 5.375%, 2/01/21	55,000	59,048

		101,742

Industrial - 6.0%
Aerospace/Defense - 1.5%
United Technologies Corp. 3.10%, 6/01/22	65,000	67,563

Miscellaneous Manufacturing - 2.7%
General Electric Co. 2.70%, 10/09/22	40,000	41,401
MTN, 5.875%, 1/14/38	65,000	81,911

		123,312

Transportation - 1.8%
United Parcel Service, Inc. 3.125%, 1/15/21	80,000	84,877

Technology - 7.1%
Computers - 2.7%
Apple, Inc. 2.00%, 5/06/20	17,000	17,215
3.20%, 5/13/25 (a)	17,000	17,587
4.375%, 5/13/45	18,000	18,205
HP, Inc. 4.30%, 6/01/21	70,000	70,734

		123,741

Semiconductors - 1.0%
Intel Corp. 3.70%, 7/29/25	40,000	43,247

Software - 3.4%
Microsoft Corp. 3.50%, 2/12/35	85,000	81,968
Oracle Corp. 4.30%, 7/08/34	73,000	74,851

		156,819

Utilities - 1.2%
Electric - 1.2%
Pacific Gas & Electric Co. 6.05%, 3/01/34	45,000	55,378

TOTAL CORPORATE BONDS
(Cost $4,562,999)		4,404,660

	Number of Shares
SECURITIES LENDING COLLATERAL - 0.9%
Daily Assets Fund “Capital Shares”, 0.42% (c)(d)
(Cost $42,218)	42,218	42,218

TOTAL INVESTMENTS - 97.1%
(Cost $4,605,217)†		$4,446,878
Other assets and liabilities, net - 2.8%		132,145

NET ASSETS - 100.0%		$4,579,023

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $4,610,401. At February 29, 2016, net unrealized depreciation for all securities based on tax cost was $163,522. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $18,147 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $181,669.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2016 amounted to $40,792, which is 0.9% of net assets.
(b)	Affiliated issuer. This security is owned in proportion with its representation in the index. The table below shows the transactions in and earnings from investments in Deutsche Bank AG securities for the nine months ended February 29, 2016.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

GMTN: Global Medium Term Note

MTN: Medium Term Note

REIT: Real Estate Investment Trust

A summary of the Fund’s transactions of Deutsche Bank AG securities during the period ended February 29, 2016 is as follows:

	Value ($) at 5/31/15	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Income ($)	Value ($) at 2/29/16
Deutsche Bank AG 2.50%, 2/13/19	10,156	—	(2,010)	303	217	7,824

At February 29, 2016, open futures contracts sold were as follows:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(1)
5-Year U.S. Treasury Note	7	$846,891	6/30/2016	$(591)
10-Year U.S. Treasury Note	15	1,957,734	6/21/2016	(1,434)
Ultra Long U.S. Treasury Bond	1	173,156	6/21/2016	188
U.S. Treasury Long Bond	8	1,316,250	6/21/2016	1,030

		$4,294,031		$(807)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to interest rate risk exposure as of February 29, 2016.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (e)	$—	$4,404,660	$—	$4,404,660
Short-Term Investments	42,218	—	—	42,218
Derivatives (f)
Futures Contracts	1,218	—	—	1,218

Total	$43,436	$4,404,660	$—	$4,448,096

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(2,025)	$—	$—	$(2,025)

Total	$(2,025)	$—	$—	$(2,025)

There have been no transfers between fair value measurement levels during the period ended February 29, 2016.

(e)	See Schedule of investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF

February 29, 2016 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS - 98.2%
Arizona - 0.5%
Arizona Department of Transportation State Highway Fund, Fuel Sales Tax Revenue, Sub-Series A, 5.00%, 7/01/26	$100,000	$121,324

California - 12.2%
Bay Area Toll Authority, 5.00%, 10/01/54	1,100,000	1,266,210
City of San Francisco Public Utilities Commission, Water Revenue, 5.00%, 11/01/35	100,000	117,559
M-S-R Energy Authority, Natural Gas Revenue, Series B, 6.125%, 11/01/29	100,000	129,594
Series A, 6.50%, 11/01/39	500,000	699,705
San Diego County Regional Airport Authority, Private Airport & Marina Revenue, Series B, AMT, 5.00%, 7/01/43	600,000	664,740
Southern California Public Power Authority, Natural Gas Revenue, Project No. 1, Series A, 5.00%, 11/01/33	300,000	356,727

		3,234,535

Colorado - 0.6%
City & County of Denver Airport System, Private Airport & Marina Revenue, Series B, 5.00%, 11/15/32	100,000	118,013
Regional Transportation District, Sales Tax Revenue, Fastracks Project, Series A, 5.00%, 11/01/26	50,000	61,088

		179,101

Florida - 11.5%
County of Miami-Dade Aviation, Private Airport & Marina Revenue, Series A, AMT, 5.00%, 10/01/30	50,000	56,856
5.00%, 10/01/36	700,000	784,455
County of Miami-Dade FL Transit System, Sales Tax Revenue, 5.00%, 7/01/42	1,200,000	1,363,908
County of Miami-Dade Transit System, Sales Tax Revenue, 5.00%, 7/01/37	50,000	57,505
County of Miami-Dade Water & Sewer System, Water Revenue, INS: AGM, 5.00%, 10/01/39	500,000	568,210
Orlando-Orange County Expressway Authority, Highway Tolls Revenue, 5.00%, 7/01/35	200,000	231,008

		3,061,942

Georgia - 1.8%
County of DeKalb Water & Sewerage, Water Revenue, Series A, 5.25%, 10/01/41	110,000	129,561
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Revenue, 3rd Series, 5.00%, 7/01/39	300,000	335,109

		464,670

Indiana - 8.2%
Indiana Finance Authority, Sewer Revenue, Series A, 5.00%, 10/01/41	700,000	803,670
Indiana Municipal Power Agency 5.00%, 1/01/42	1,200,000	1,380,828

		2,184,498

Louisiana - 5.0%
New Orleans Aviation Board, Series A, 5.00%, 1/01/45	1,200,000	1,321,392

Massachusetts - 9.8%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, Series A, 5.00%, 7/01/25	750,000	955,822

Massachusetts School Building Authority, Sales Tax Revenue, Series A, 5.00%, 8/15/25	750,000	922,042
Series A, 5.00%, 8/15/26	200,000	245,270
Series B, 5.00%, 8/15/28	400,000	485,464

		2,608,598

New Jersey - 3.0%
New Jersey State Turnpike Authority, Highway Tolls Revenue, Series A 5.00%, 1/01/43	700,000	788,851

New York - 27.9%
Hudson Yards Infrastructure Corp., Miscellaneous Tax Revenue, Series A, 5.25%, 2/15/47	200,000	227,638
Series A, 5.75%, 2/15/47	55,000	63,978
Long Island Power Authority, 5.00%, 9/01/44	700,000	792,064
Metropolitan Transportation Authority, New York Transit Revenue, Series A, 5.00%, 11/15/38	100,000	114,764
5.00%, 11/15/45	1,300,000	1,488,695
New York City Transitional Finance Authority, Future Tax Secured Revenue, Series F-1, 5.00%, 5/01/39	350,000	402,339
New York City Water & Sewer System, Water Revenue, Series GG, 5.00%, 6/15/43	100,000	115,249
Series FF, 5.00%, 6/15/45	300,000	344,172
Series BB, 5.00%, 6/15/47	450,000	520,794
New York Liberty Development Corp., Class 1, 5.00%, 9/15/40	530,000	614,530
New York State Thruway Authority, 5.00%, 1/01/31	1,000,000	1,186,660
Triborough Bridge & Tunnel Authority, New York Highway Tolls Revenue, Series B 5.00%, 11/15/25	200,000	246,720
Utility Debt Securitization Authority, New York Restructuring, Series TE, 5.00%, 12/15/41	1,100,000	1,287,671

		7,405,274

Pennsylvania - 2.2%
Pennsylvania Turnpike Commission, Highway Tolls Revenue, Series C, 5.00%, 12/01/44	520,000	585,036

South Carolina - 4.2%
South Carolina State Public Service Authority, Series E, 5.00%, 12/01/48	1,000,000	1,108,940

Texas - 7.3%
Dallas/Fort Worth International Airport, Private Airport & Marina Revenue, Series E, AMT, 5.00%, 11/01/35	200,000	224,774
Series H, AMT, 5.00%, 11/01/37	300,000	329,427
Series C, 5.00%, 11/01/45	350,000	386,246
Texas Transportation Commission, Highway Tolls Revenue, Series A, 5.00%, 8/15/41	900,000	987,264

		1,927,711

Virginia - 2.2%
Virginia Small Business Financing Authority, Highway Tolls Revenue, Elizabeth River Crossings, AMT, 6.00%, 1/01/37	500,000	579,940

Washington - 1.8%
Port of Seattle, Private Airport & Marina Revenue, Series A, 5.00%, 8/01/31	400,000	470,552

TOTAL MUNICIPAL BONDS
(Cost $24,743,818)		26,042,364

TOTAL INVESTMENTS - 98.2%
(Cost $24,743,818)†		$26,042,364
Other assets and liabilities, net - 1.8%		472,886

NET ASSETS - 100.0%		$26,515,250

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $24,743,818. At February 29, 2016, net unrealized appreciation for all securities based on tax cost was $1,298,546. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,307,239 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,693.

AGM: Assured Guaranty Municipal Corp

AMT: Alternative Minimum Tax

INS: Insured

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds (a)	$—	$26,042,364	$—	$26,042,364

Total	$—	$26,042,364	$—	$26,042,364

There have been no transfers between fair value measurement levels during the period ended February 29, 2016.

(a)	See Schedule of investments for additional detailed categorizations.

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF

February 29, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.6%
Australia - 6.6%
Amcor Ltd.	4,090	$40,899
ASX Ltd.	722	21,659
Aurizon Holdings Ltd.	8,111	23,562
Bendigo and Adelaide Bank Ltd.	1,534	9,372
BHP Billiton Ltd.	11,238	124,889
BHP Billiton PLC	7,372	74,698
Flight Centre Travel Group Ltd. (a)	170	5,024
Harvey Norman Holdings Ltd. (a)	1,632	5,568
Insurance Australia Group Ltd.	8,960	33,063
LendLease Group (b)	2,124	19,754
Orica Ltd.	1,346	13,690
Platinum Asset Management Ltd.	961	4,074
Sonic Healthcare Ltd.	1,392	18,261
Suncorp Group Ltd.	4,630	37,012
Tatts Group Ltd.	4,769	13,241
Telstra Corp. Ltd.	14,568	54,589
Wesfarmers Ltd.	3,848	107,361
Woodside Petroleum Ltd.	2,464	44,583
Woolworths Ltd.	4,359	71,247

		722,546

Austria - 0.1%
OMV AG	582	15,309

Brazil - 1.0%
Ambev SA	15,866	69,698
BB Seguridade Participacoes SA	2,344	14,079
CCR SA	4,088	12,858
CETIP SA-Mercados Organizados	1,019	9,618
Porto Seguro SA	52	306
Tractebel Energia SA	819	7,200

		113,759

Canada - 9.6%
Bank of Montreal	2,105	116,141
Bank of Nova Scotia	4,210	170,391
BCE, Inc.	499	21,553
Canadian Imperial Bank of Commerce	1,497	99,523
CI Financial Corp.	998	22,107
Great-West Lifeco, Inc.	998	25,817
IGM Financial, Inc.	499	13,244
Peyto Exploration & Development Corp.	554	11,399
Potash Corp. of Saskatchewan, Inc.	2,994	50,741
Power Corp. of Canada	998	21,686
Power Financial Corp.	998	23,257
PrairieSky Royalty Ltd.	610	9,932
Rogers Communications, Inc., Class B	1,386	51,301
Royal Bank of Canada	5,485	280,007
Shaw Communications, Inc., Class B	1,331	23,049
TELUS Corp.	610	17,768
TransCanada Corp.	2,470	90,640

		1,048,556

Chile - 0.3%
Banco de Chile	139,319	14,234
Banco Santander Chile	397,846	17,213

		31,447

China - 5.8%
Agricultural Bank of China Ltd., Class H	79,661	26,219
Bank of China Ltd., Class H	266,324	99,640
Belle International Holdings Ltd.	14,427	9,385
China Construction Bank Corp., Class H	285,485	167,003
China Merchants Bank Co. Ltd., Class H	16,063	30,069
China Oilfield Services Ltd., Class H	7,893	5,805
China Petroleum & Chemical Corp., Class H	93,410	52,001
CNOOC Ltd.	66,646	68,205
Country Garden Holdings Co. Ltd.	19,489	7,091
Great Wall Motor Co. Ltd., Class H	9,831	7,065
Industrial & Commercial Bank of China Ltd., Class H	248,099	122,486
Jiangsu Expressway Co. Ltd., Class H	5,655	6,645
Sino-Ocean Land Holdings Ltd.	11,510	5,031
Sinopec Engineering Group Co. Ltd., Class H	3,434	2,481
Sunac China Holdings Ltd.	6,609	4,249

Yangzijiang Shipbuilding Holdings Ltd.	6,900	4,441
Zhejiang Expressway Co. Ltd., Class H	3,891	3,447
Zijin Mining Group Co. Ltd., Class H	16,031	4,802

		626,065

Czech Republic - 0.2%
Komercni Banka AS	92	17,161

Denmark - 0.2%
TDC A/S	2,921	12,439
Tryg A/S	468	8,559

		20,998

Finland - 1.6%
Elisa OYJ	517	18,498
Fortum OYJ	1,556	20,702
Metso OYJ (a)	432	9,587
Nokian Renkaat OYJ	468	15,431
Orion OYJ, Class B	384	13,033
Sampo OYJ, Class A	1,504	67,867
UPM-Kymmene OYJ	1,806	30,747

		175,865

France - 8.6%
AXA SA	6,663	147,106
Bouygues SA	689	27,032
Casino Guichard-Perrachon SA	177	8,000
CNP Assurances	613	9,096
Edenred	730	12,849
Eutelsat Communications SA	558	16,963
Rexel SA	991	12,193
Sanofi	4,026	320,551
SCOR SE	544	19,088
Technip SA	357	17,770
Total SA	7,560	340,276

		930,924

Germany - 5.8%
Allianz SE	1,622	242,178
Axel Springer SE	198	10,055
BASF SE	3,221	210,869
Hugo Boss AG	214	12,231
Muenchener Rueckversicherungs-Gesellschaft AG	572	112,970
ProSiebenSat.1 Media SE	868	44,640

		632,943

Hong Kong - 2.6%
BOC Hong Kong (Holdings) Ltd.	12,492	32,442
CLP Holdings Ltd.	6,371	55,535
Hang Lung Properties Ltd.	7,804	13,686
Hang Seng Bank Ltd.	2,515	42,488
HKT Trust and HKT Ltd. (b)	8,764	12,124
New World Development Co. Ltd.	19,837	16,629
NWS Holdings Ltd.	6,267	8,895
PCCW Ltd.	13,881	8,816
Power Assets Holdings Ltd.	4,515	42,781
Shimao Property Holdings Ltd.	4,545	5,878
Sino Land Co. Ltd.	11,252	15,624
Swire Pacific Ltd., Class A	2,036	19,842
Yue Yuen Industrial (Holdings) Ltd.	2,585	9,189

		283,929

Hungary - 0.2%
MOL Hungarian Oil and Gas PLC	491	23,958

Indonesia - 0.2%
PT Adaro Energy Tbk	60,301	2,729
PT Indocement Tunggal Prakarsa Tbk	5,783	8,660
PT Indofood Sukses Makmur Tbk	8,653	4,562
PT United Tractors Tbk	4,211	4,889

		20,840

Ireland - 0.2%
James Hardie Industries PLC CDI	1,488	19,022

Italy - 0.7%
Snam SpA	7,593	41,119
Terna Rete Elettrica Nazionale SpA	5,811	30,369
UnipolSai SpA	3,717	7,662

		79,150

Japan - 1.0%
Canon, Inc.	3,800	106,597

Luxembourg - 0.3%
SES SA FDR	1,103	29,050

Macau - 0.3%
Sands China Ltd.	8,532	29,727

Malaysia - 1.2%
AMMB Holdings Bhd	8,300	8,547
British American Tobacco Malaysia Bhd	600	7,993
DiGi.Com Bhd	15,000	17,586
Hap Seng Consolidated Bhd	900	1,644
Lafarge Malaysia Bhd	3,200	6,910
Malayan Banking Bhd	17,900	36,226
Maxis Bhd	9,900	14,408
Sime Darby Bhd	9,400	16,699
Telekom Malaysia Bhd	6,800	10,673
UMW Holdings Bhd	4,000	6,735

		127,421

Mexico - 0.2%
Kimberly-Clark de Mexico SAB de CV, Class A	9,633	21,147

Netherlands - 5.0%
Aegon NV	6,403	32,237
Royal Dutch Shell PLC, Class A	13,715	314,494
Royal Dutch Shell PLC, Class B	8,582	196,492

		543,223

New Zealand - 0.2%
Contact Energy Ltd.	1,174	3,465
Fletcher Building Ltd.	3,483	16,409

		19,874

Norway - 1.5%
Gjensidige Forsikring ASA	826	12,984
Orkla ASA	2,933	24,215
Statoil ASA (a)	3,993	58,318
Telenor ASA	2,674	40,068
Yara International ASA	615	23,929

		159,514

Poland - 0.3%
Bank Pekao SA	247	9,207
Energa SA	714	2,268
Powszechny Zaklad Ubezpieczen SA	1,772	15,304
Synthos SA	2,653	2,624

		29,403

Portugal - 0.2%
EDP - Energias de Portugal SA	8,019	24,923

Qatar - 0.2%
Industries Qatar QSC	439	12,636
Masraf Al Rayan QSC	876	8,204
Qatar National Bank SAQ	165	6,132

		26,972

Russia - 1.3%
Gazprom PAO, ADR	13,582	50,029
Lukoil PJSC, ADR	1,829	64,930
MegaFon PJSC, GDR	2,239	26,308

		141,267

Singapore - 1.9%
Keppel Corp. Ltd.	6,400	23,579
Sembcorp Industries Ltd.	5,900	11,246
Sembcorp Marine Ltd.	6,700	7,291
Singapore Exchange Ltd.	3,000	15,491
Singapore Press Holdings Ltd. (a)	5,000	13,229
Singapore Technologies Engineering Ltd.	7,000	14,886
Singapore Telecommunications Ltd.	27,300	72,425
StarHub Ltd.	2,200	5,336
United Overseas Bank Ltd.	3,700	45,131

		208,614

South Africa - 2.4%
Barclays Africa Group Ltd. (a)	1,339	11,476
Coronation Fund Managers Ltd. (a)	673	2,677
FirstRand Ltd.	12,519	34,974
Foschini Group Ltd. (The)	740	5,446
Imperial Holdings Ltd.	552	4,181
Investec Ltd.	834	5,415
Investec PLC	1,750	11,543
Liberty Holdings Ltd.	629	4,876
MMI Holdings Ltd. (a)	3,048	4,485
MTN Group Ltd. (a)	5,437	45,845
Nedbank Group Ltd.	879	10,090
RMB Holdings Ltd.	2,722	9,821
Sasol Ltd.	2,240	60,297
Standard Bank Group Ltd. (a)	4,468	30,745
Truworths International Ltd.	1,457	7,878
Vodacom Group Ltd.	1,576	14,929

		264,678

South Korea - 0.3%
KT&G Corp.	360	31,002
SK Telecom Co. Ltd.	31	5,853

		36,855

Spain - 1.1%
Enagas SA	795	22,456
Gas Natural SDG SA	1,265	22,190
Mapfre SA	4,236	8,295
Red Electrica Corp. SA	344	27,374
Repsol SA	3,926	40,676

		120,991

Sweden - 3.0%
Hennes & Mauritz AB, Class B	3,408	111,094
Industrivarden AB, Class C	419	6,474
Sandvik AB	3,801	34,761
Skanska AB, Class B	1,423	30,415
Telefonaktiebolaget LM Ericsson, Class B	10,245	94,710
TeliaSonera AB	9,708	44,788

		322,242

Switzerland - 3.0%
SGS SA	19	38,400
Swiss Prime Site AG	242	20,225
Swiss Re AG	1,102	98,060
Swisscom AG	93	45,564
Transocean Ltd. (a)	1,281	11,251
Zurich Insurance Group AG	508	108,112

		321,612

Taiwan - 4.7%
Advanced Semiconductor Engineering, Inc.	21,041	24,028
Asia Cement Corp.	16,543	13,739
Asustek Computer, Inc.	2,923	24,056
Cathay Financial Holding Co. Ltd.	23,212	26,053
Cheng Shin Rubber Industry Co. Ltd.	8,052	14,126
Chicony Electronics Co. Ltd.	3,494	7,623
Chunghwa Telecom Co. Ltd.	15,386	48,382
Delta Electronics, Inc.	6,326	25,603
Far EasTone Telecommunications Co. Ltd.	7,381	15,436
Fubon Financial Holding Co. Ltd.	18,976	22,527
Hon Hai Precision Industry Co. Ltd.	48,702	114,310
Inventec Corp.	6,312	4,521
MediaTek, Inc.	4,941	35,089
Novatek Microelectronics Corp.	2,942	12,217
Phison Electronics Corp.	366	2,853
Quanta Computer, Inc.	11,681	19,754
Radiant Opto-Electronics Corp.	997	1,974
Realtek Semiconductor Corp.	934	2,358
Ruentex Industries Ltd.	1,264	2,233
Siliconware Precision Industries Co. Ltd.	6,930	10,698
Simplo Technology Co. Ltd.	529	1,703
Synnex Technology International Corp.	8,213	8,378
Taiwan Cement Corp.	17,656	15,939
Taiwan Fertilizer Co. Ltd.	7,149	9,638
Taiwan Mobile Co. Ltd.	7,215	22,254
Teco Electric & Machinery Co. Ltd.	10,625	8,696
Transcend Information, Inc.	209	638
Vanguard International Semiconductor Corp.	1,943	2,988
WPG Holdings Ltd.	9,122	9,319
Yuanta Financial Holding Co. Ltd.	489	158

		507,291

Thailand - 0.7%
Krung Thai Bank PCL, NVDR	49,800	24,739
PTT PCL, NVDR	3,900	28,459
Siam Commercial Bank PCL, NVDR	7,200	27,988

		81,186

Turkey - 0.2%
Eregli Demir ve Celik Fabrikalari TAS	7,748	9,015
TAV Havalimanlari Holding AS	827	4,867
Tofas Turk Otomobil Fabrikasi AS	395	2,677

		16,559

United Arab Emirates - 0.7%
Dubai Islamic Bank PJSC	6,325	11,003
Emirates Telecommunications Group Co. PJSC	5,669	27,087
First Gulf Bank PJSC	11,678	40,537

		78,627

United Kingdom - 26.2%
Aberdeen Asset Management PLC (a)	3,271	10,990
Admiral Group PLC	713	17,188
Amec Foster Wheeler PLC	1,530	8,124
AstraZeneca PLC	4,360	249,231
BAE Systems PLC	10,705	76,436
British American Tobacco PLC	6,400	349,676
Centrica PLC	17,459	50,545
Direct Line Insurance Group PLC	4,627	25,026
G4S PLC (a)	4,709	13,639
GlaxoSmithKline PLC	16,761	326,486
HSBC Holdings PLC	68,247	436,619
ICAP PLC	1,902	11,510
IMI PLC	773	9,151
Imperial Brands PLC	3,236	167,662
Inmarsat PLC	1,550	21,131
ITV PLC	12,519	43,317
Legal & General Group PLC	20,801	65,721
Marks & Spencer Group PLC	5,699	33,727
National Grid PLC	12,835	172,123
Old Mutual PLC	17,400	41,243
Pearson PLC	3,028	36,203
Persimmon PLC	1,038	31,553
Petrofac Ltd. (a)	989	12,465
Rexam PLC	2,324	19,764
Rio Tinto Ltd.	1,436	41,285
Rio Tinto PLC	4,374	115,914
Rolls-Royce Holdings PLC	6,426	60,730
Severn Trent PLC	858	25,508
Smiths Group PLC	1,172	16,345
SSE PLC	3,446	66,429
Tate & Lyle PLC	1,694	13,840
Vodafone Group PLC	92,310	282,274

		2,851,855

TOTAL COMMON STOCKS
(Cost $11,905,861)		10,832,100

PREFERRED STOCKS - 0.0%
Brazil - 0.0%
Cia Energetica de Minas Gerais	3,055	4,466
Cia Paranaense de Energia, Class B	88	507

		4,973

TOTAL PREFERRED STOCKS
(Cost $6,573)		4,973

SECURITIES LENDING COLLATERAL - 2.0%
Daily Assets Fund “Capital Shares”, 0.42% (c)(d)
(Cost $221,177)	221,177	221,177

TOTAL INVESTMENTS - 101.6%
(Cost $12,133,611)†		$11,058,250
Other assets and liabilities, net - (1.6%)		(177,468)

NET ASSETS - 100.0%		$10,880,782

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $12,133,611. At February 29, 2016, net unrealized depreciation for all securities based on tax cost was $1,075,361. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $124,086 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,199,447.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2016 amounted to $208,923, which is 1.9% of net assets.
(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt

CDI: Chess Depositary Interest

FDR: Fiduciary Depositary Receipt

GDR: Global Depositary Receipt

NVDR: Non Voting Depositary Receipt

PJSC: Private Joint Stock Company

At February 29, 2016 the Deutsche X-trackers MSCI All World ex US High Dividend Yield Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Total Investments excluding Securities Lending
Financials	3,510,653	32.4%
Energy	1,528,141	14.1
Telecommunication Services	957,436	8.8
Health Care	927,562	8.6
Consumer Staples	876,404	8.1
Materials	854,183	7.9
Utilities	619,961	5.7
Consumer Discretionary	543,017	5.0
Industrials	510,300	4.7
Information Technology	509,416	4.7

Total	10,837,073	100.0%

As of February 29, 2016, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Bank of Montreal	3/2/2016	CHF	158,500	USD	154,853	$(3,885)
Bank of Montreal	3/2/2016	CHF	16,500	USD	16,202	(323)
RBC Capital Markets	3/2/2016	CHF	32,000	USD	31,264	(784)
State Street Bank & Trust Co.	3/2/2016	CHF	16,500	USD	16,204	(321)
The Bank of New York Mellon	3/2/2016	CHF	1,100	USD	1,109	7
The Bank of New York Mellon	3/2/2016	CHF	1,200	USD	1,202	0
The Bank of New York Mellon	3/2/2016	CHF	17,600	USD	17,195	(431)
The Bank of New York Mellon	3/2/2016	CHF	1,400	USD	1,375	(27)
Bank of Montreal	3/2/2016	CZK	23,500	USD	947	3
State Street Bank & Trust Co.	3/2/2016	CZK	23,500	USD	948	3
The Bank of New York Mellon	3/2/2016	CZK	429,600	USD	17,212	(55)
Bank of Montreal	3/2/2016	DKK	33,000	USD	4,807	(6)

Bank of Montreal	3/2/2016	DKK	97,000	USD	14,075	(72)
Bank of Montreal	3/2/2016	DKK	7,000	USD	1,022	2
State Street Bank & Trust Co.	3/2/2016	DKK	7,000	USD	1,023	2
The Bank of New York Mellon	3/2/2016	DKK	9,700	USD	1,407	(7)
Bank of Montreal	3/2/2016	EUR	94,500	USD	102,991	189
Bank of Montreal	3/2/2016	EUR	947,929	USD	1,026,371	(4,839)
RBC Capital Markets	3/2/2016	EUR	156,000	USD	168,910	(795)
State Street Bank & Trust Co.	3/2/2016	EUR	94,500	USD	103,008	205
The Bank of New York Mellon	3/2/2016	EUR	9,700	USD	10,502	(50)
The Bank of New York Mellon	3/2/2016	EUR	1,100	USD	1,222	26
The Bank of New York Mellon	3/2/2016	EUR	6,100	USD	6,793	157
The Bank of New York Mellon	3/2/2016	EUR	13,900	USD	15,147	26
The Bank of New York Mellon	3/2/2016	EUR	8,500	USD	9,287	40
Bank of Montreal	3/2/2016	GBP	120,000	USD	173,259	6,237
Bank of Montreal	3/2/2016	GBP	1,237,061	USD	1,754,812	33,013
RBC Capital Markets	3/2/2016	GBP	119,000	USD	168,804	3,175
State Street Bank & Trust Co.	3/2/2016	GBP	120,000	USD	173,281	6,259
The Bank of New York Mellon	3/2/2016	GBP	13,000	USD	18,441	347
The Bank of New York Mellon	3/2/2016	GBP	2,500	USD	3,614	135
The Bank of New York Mellon	3/2/2016	GBP	7,700	USD	11,099	382
The Bank of New York Mellon	3/2/2016	GBP	35,000	USD	50,530	1,816
Bank of Montreal	3/2/2016	HKD	358,000	USD	46,023	(4)
Bank of Montreal	3/2/2016	HKD	576,000	USD	74,073	18
Bank of Montreal	3/2/2016	HKD	1,492,000	USD	191,704	(118)
RBC Capital Markets	3/2/2016	HKD	384,000	USD	49,335	(35)
State Street Bank & Trust Co.	3/2/2016	HKD	358,000	USD	46,023	(4)
The Bank of New York Mellon	3/2/2016	HKD	67,400	USD	8,668	2
The Bank of New York Mellon	3/2/2016	HKD	5,447,400	USD	699,933	(423)
The Bank of New York Mellon	3/2/2016	HKD	17,000	USD	2,182	(4)
The Bank of New York Mellon	3/2/2016	HKD	19,300	USD	2,476	(5)
Bank of Montreal	3/2/2016	HUF	335,500	USD	1,176	(1)
Bank of Montreal	3/2/2016	HUF	3,530,500	USD	12,278	(107)
State Street Bank & Trust Co.	3/2/2016	HUF	335,500	USD	1,176	(1)
The Bank of New York Mellon	3/2/2016	HUF	357,400	USD	1,243	(11)
Bank of Montreal	3/2/2016	NOK	16,000	USD	1,835	(3)
Bank of Montreal	3/2/2016	NOK	725,200	USD	83,066	(266)
Bank of Montreal	3/2/2016	NOK	65,500	USD	7,533	6
RBC Capital Markets	3/2/2016	NOK	67,000	USD	7,674	(25)
State Street Bank & Trust Co.	3/2/2016	NOK	65,500	USD	7,534	7
The Bank of New York Mellon	3/2/2016	NOK	16,500	USD	1,898	2
The Bank of New York Mellon	3/2/2016	NOK	13,400	USD	1,560	20
Bank of Montreal	3/2/2016	PLN	5,500	USD	1,361	(16)
State Street Bank & Trust Co.	3/2/2016	PLN	5,500	USD	1,361	(16)
The Bank of New York Mellon	3/2/2016	PLN	24,100	USD	5,970	(63)
The Bank of New York Mellon	3/2/2016	PLN	79,600	USD	19,487	(440)
Bank of Montreal	3/2/2016	SEK	129,500	USD	15,192	67
Bank of Montreal	3/2/2016	SEK	184,000	USD	21,423	(68)
Bank of Montreal	3/2/2016	SEK	916,500	USD	106,968	(77)
State Street Bank & Trust Co.	3/2/2016	SEK	129,500	USD	15,194	69

The Bank of New York Mellon	3/2/2016	SEK	10,700	USD	1,265	15
The Bank of New York Mellon	3/2/2016	SEK	9,200	USD	1,094	19
The Bank of New York Mellon	3/2/2016	SEK	1,031,600	USD	120,405	(83)
The Bank of New York Mellon	3/2/2016	SEK	55,100	USD	6,468	33
RBC Capital Markets	3/2/2016	TWD	797,000	USD	23,819	(164)
Bank of Montreal	3/2/2016	USD	175,703	CHF	175,000	(440)
Bank of Montreal	3/2/2016	USD	943	CZK	23,500	1
Bank of Montreal	3/2/2016	USD	15,150	DKK	104,000	18
Bank of Montreal	3/2/2016	USD	1,132,652	EUR	1,042,429	1,361
Bank of Montreal	3/2/2016	USD	1,891,200	GBP	1,357,061	(2,380)
Bank of Montreal	3/2/2016	USD	237,907	HKD	1,850,000	(58)
Bank of Montreal	3/2/2016	USD	13,545	HUF	3,866,000	16
Bank of Montreal	3/2/2016	USD	90,701	NOK	790,700	158
Bank of Montreal	3/2/2016	USD	1,375	PLN	5,500	1
Bank of Montreal	3/2/2016	USD	9,104	SEK	78,000	7
Bank of Montreal	3/2/2016	USD	112,704	SEK	968,000	356
RBC Capital Markets	3/2/2016	USD	23,449	CHF	24,000	587
RBC Capital Markets	3/2/2016	USD	8,032	CHF	8,000	(20)
RBC Capital Markets	3/2/2016	USD	4,789	DKK	33,000	24
RBC Capital Markets	3/2/2016	USD	138,604	EUR	128,000	642
RBC Capital Markets	3/2/2016	USD	20,596	EUR	19,000	73
RBC Capital Markets	3/2/2016	USD	9,779	EUR	9,000	12
RBC Capital Markets	3/2/2016	USD	8,362	GBP	6,000	(11)
RBC Capital Markets	3/2/2016	USD	44,036	GBP	31,000	(889)
RBC Capital Markets	3/2/2016	USD	116,322	GBP	82,000	(2,191)
RBC Capital Markets	3/2/2016	USD	123,375	HKD	960,000	49
RBC Capital Markets	3/2/2016	USD	9,507	NOK	83,000	30
RBC Capital Markets	3/2/2016	USD	21,477	SEK	184,000	14
State Street Bank & Trust Co.	3/2/2016	USD	127,510	CHF	127,000	(319)
State Street Bank & Trust Co.	3/2/2016	USD	943	CZK	23,500	1
State Street Bank & Trust Co.	3/2/2016	USD	9,614	DKK	66,000	11
State Street Bank & Trust Co.	3/2/2016	USD	869,783	EUR	800,500	1,045
State Street Bank & Trust Co.	3/2/2016	USD	1,326,010	GBP	951,500	(1,668)
State Street Bank & Trust Co.	3/2/2016	USD	46,038	HKD	358,000	(11)
State Street Bank & Trust Co.	3/2/2016	USD	8,875	HUF	2,533,000	11
State Street Bank & Trust Co.	3/2/2016	USD	63,033	NOK	549,500	110
State Street Bank & Trust Co.	3/2/2016	USD	1,375	PLN	5,500	1
State Street Bank & Trust Co.	3/2/2016	USD	88,486	SEK	760,000	280
The Bank of New York Mellon	3/2/2016	USD	21,386	CHF	21,300	(54)
The Bank of New York Mellon	3/2/2016	USD	17,248	CZK	429,600	19
The Bank of New York Mellon	3/2/2016	USD	1,413	DKK	9,700	2
The Bank of New York Mellon	3/2/2016	USD	42,701	EUR	39,300	51
The Bank of New York Mellon	3/2/2016	USD	81,108	GBP	58,200	(102)
The Bank of New York Mellon	3/2/2016	USD	713,862	HKD	5,551,100	(174)
The Bank of New York Mellon	3/2/2016	USD	1,252	HUF	357,400	2
The Bank of New York Mellon	3/2/2016	USD	3,429	NOK	29,900	7
The Bank of New York Mellon	3/2/2016	USD	25,933	PLN	103,700	27
The Bank of New York Mellon	3/2/2016	USD	128,841	SEK	1,106,600	407
The Bank of New York Mellon	3/3/2016	AED	25,000	USD	6,806	0

The Bank of New York Mellon	3/3/2016	AED	26,000	USD	7,078	(1)
The Bank of New York Mellon	3/3/2016	AED	248,300	USD	66,828	(772)
Bank of Montreal	3/3/2016	AUD	50,000	USD	35,473	(210)
Bank of Montreal	3/3/2016	AUD	511,397	USD	361,210	(3,745)
RBC Capital Markets	3/3/2016	AUD	8,000	USD	5,651	(59)
State Street Bank & Trust Co.	3/3/2016	AUD	50,000	USD	35,473	(209)
The Bank of New York Mellon	3/3/2016	AUD	56,000	USD	39,997	33
The Bank of New York Mellon	3/3/2016	AUD	61,800	USD	43,652	(451)
The Bank of New York Mellon	3/3/2016	AUD	3,200	USD	2,259	(24)
The Bank of New York Mellon	3/3/2016	AUD	23,200	USD	16,336	(220)
RBC Capital Markets	3/3/2016	BRL	50,000	USD	12,561	120
The Bank of New York Mellon	3/3/2016	BRL	49,549	USD	12,326	(3)
The Bank of New York Mellon	3/3/2016	BRL	481,652	USD	118,853	(991)
Bank of Montreal	3/3/2016	CAD	70,000	USD	50,243	(1,494)
Bank of Montreal	3/3/2016	CAD	665,729	USD	473,077	(18,962)
State Street Bank & Trust Co.	3/3/2016	CAD	70,000	USD	50,244	(1,493)
State Street Bank & Trust Co.	3/3/2016	CAD	530,000	USD	376,622	(15,100)
The Bank of New York Mellon	3/3/2016	CAD	40,200	USD	28,567	(1,145)
The Bank of New York Mellon	3/3/2016	CAD	41,600	USD	29,675	(1,071)
Bank of Montreal	3/3/2016	CLP	6,871,500	USD	9,674	(183)
Bank of Montreal	3/3/2016	CLP	1,096,000	USD	1,541	(31)
State Street Bank & Trust Co.	3/3/2016	CLP	1,096,000	USD	1,537	(35)
State Street Bank & Trust Co.	3/3/2016	CLP	6,871,500	USD	9,648	(210)
Bank of Montreal	3/3/2016	IDR	13,295,500	USD	972	(22)
Bank of Montreal	3/3/2016	IDR	89,246,000	USD	6,460	(211)
State Street Bank & Trust Co.	3/3/2016	IDR	89,246,000	USD	6,500	(171)
State Street Bank & Trust Co.	3/3/2016	IDR	13,295,500	USD	973	(21)
Bank of Montreal	3/3/2016	JPY	9,135,900	USD	75,498	(5,535)
Bank of Montreal	3/3/2016	JPY	678,000	USD	5,603	(410)
State Street Bank & Trust Co.	3/3/2016	JPY	678,000	USD	5,604	(409)
The Bank of New York Mellon	3/3/2016	JPY	340,300	USD	2,906	(113)
The Bank of New York Mellon	3/3/2016	JPY	364,700	USD	3,014	(221)
Bank of Montreal	3/3/2016	MXN	20,500	USD	1,121	(9)
Bank of Montreal	3/3/2016	MXN	189,000	USD	10,379	(43)
State Street Bank & Trust Co.	3/3/2016	MXN	123,000	USD	6,757	(25)
State Street Bank & Trust Co.	3/3/2016	MXN	20,500	USD	1,121	(9)
The Bank of New York Mellon	3/3/2016	MXN	22,900	USD	1,258	(5)
Bank of Montreal	3/3/2016	MYR	195,000	USD	46,996	635
Bank of Montreal	3/3/2016	MYR	25,000	USD	6,011	68
RBC Capital Markets	3/3/2016	MYR	103,000	USD	24,879	391
State Street Bank & Trust Co.	3/3/2016	MYR	25,000	USD	5,998	54
State Street Bank & Trust Co.	3/3/2016	MYR	195,000	USD	47,216	854
Bank of Montreal	3/3/2016	NZD	13,500	USD	8,719	(174)
Bank of Montreal	3/3/2016	NZD	1,500	USD	980	(8)
State Street Bank & Trust Co.	3/3/2016	NZD	1,500	USD	980	(8)
The Bank of New York Mellon	3/3/2016	NZD	3,400	USD	2,270	30
The Bank of New York Mellon	3/3/2016	NZD	1,500	USD	969	(19)
The Bank of New York Mellon	3/3/2016	QAR	10,000	USD	2,748	2
The Bank of New York Mellon	3/3/2016	QAR	22,800	USD	6,265	3

The Bank of New York Mellon	3/3/2016	QAR	36,000	USD	9,871	(16)
The Bank of New York Mellon	3/3/2016	QAR	22,200	USD	6,100	3
State Street Bank & Trust Co.	3/3/2016	RUB	508,500	USD	6,503	(244)
State Street Bank & Trust Co.	3/3/2016	RUB	508,501	USD	6,503	(244)
The Bank of New York Mellon	3/3/2016	RUB	1,695,590	USD	22,536	40
Bank of Montreal	3/3/2016	SGD	13,500	USD	9,481	(120)
Bank of Montreal	3/3/2016	SGD	135,400	USD	95,067	(1,229)
State Street Bank & Trust Co.	3/3/2016	SGD	13,500	USD	9,483	(118)
The Bank of New York Mellon	3/3/2016	SGD	900	USD	637	(3)
The Bank of New York Mellon	3/3/2016	SGD	60,900	USD	42,759	(552)
The Bank of New York Mellon	3/3/2016	SGD	1,800	USD	1,291	11
The Bank of New York Mellon	3/3/2016	SGD	33,000	USD	23,462	(8)
Bank of Montreal	3/3/2016	THB	137,000	USD	3,848	3
Bank of Montreal	3/3/2016	THB	962,500	USD	26,926	(85)
State Street Bank & Trust Co.	3/3/2016	THB	137,000	USD	3,847	2
The Bank of New York Mellon	3/3/2016	THB	393,000	USD	11,021	(8)
Bank of Montreal	3/3/2016	TRY	2,500	USD	841	(1)
State Street Bank & Trust Co.	3/3/2016	TRY	2,500	USD	841	(2)
The Bank of New York Mellon	3/3/2016	TRY	47,800	USD	16,015	(92)
The Bank of New York Mellon	3/3/2016	TRY	1,000	USD	337	0
Bank of Montreal	3/3/2016	TWD	3,089,300	USD	92,668	(296)
Bank of Montreal	3/3/2016	TWD	808,000	USD	24,179	(135)
RBC Capital Markets	3/3/2016	TWD	165,000	USD	4,957	(9)
State Street Bank & Trust Co.	3/3/2016	TWD	808,000	USD	24,163	(152)
Bank of Montreal	3/3/2016	USD	400,958	AUD	561,397	(321)
Bank of Montreal	3/3/2016	USD	543,132	CAD	735,729	645
Bank of Montreal	3/3/2016	USD	11,459	CLP	7,967,500	(30)
Bank of Montreal	3/3/2016	USD	7,664	IDR	102,541,500	1
Bank of Montreal	3/3/2016	USD	86,947	JPY	9,813,900	100
Bank of Montreal	3/3/2016	USD	11,582	MXN	209,500	(30)
Bank of Montreal	3/3/2016	USD	52,443	MYR	220,000	(138)
Bank of Montreal	3/3/2016	USD	9,890	NZD	15,000	(8)
Bank of Montreal	3/3/2016	USD	105,860	SGD	148,900	37
Bank of Montreal	3/3/2016	USD	30,858	THB	1,099,500	(2)
Bank of Montreal	3/3/2016	USD	846	TRY	2,500	(3)
Bank of Montreal	3/3/2016	USD	117,071	TWD	3,897,300	206
Bank of Montreal	3/3/2016	USD	133,691	ZAR	2,110,700	(759)
Bank of Montreal	3/3/2016	USD	13,883	ZAR	222,000	99
RBC Capital Markets	3/3/2016	USD	6,806	AED	25,000	1
RBC Capital Markets	3/3/2016	USD	45,208	AUD	64,000	465
RBC Capital Markets	3/3/2016	USD	8,095	BRL	33,000	116
RBC Capital Markets	3/3/2016	USD	4,182	BRL	17,000	48
RBC Capital Markets	3/3/2016	USD	9,597	CAD	13,000	11
RBC Capital Markets	3/3/2016	USD	23,448	CAD	33,000	942
RBC Capital Markets	3/3/2016	USD	10,609	CLP	7,364,000	(45)
RBC Capital Markets	3/3/2016	USD	4,310	IDR	57,515,000	(11)
RBC Capital Markets	3/3/2016	USD	14,450	JPY	1,631,000	17
RBC Capital Markets	3/3/2016	USD	6,670	JPY	807,000	488
RBC Capital Markets	3/3/2016	USD	24,474	MYR	103,000	15

RBC Capital Markets	3/3/2016	USD	26,690	SGD	38,000	335
RBC Capital Markets	3/3/2016	USD	28,785	TWD	962,000	163
RBC Capital Markets	3/3/2016	USD	7,130	ZAR	114,000	50
State Street Bank & Trust Co.	3/3/2016	USD	296,401	AUD	415,000	(239)
State Street Bank & Trust Co.	3/3/2016	USD	442,934	CAD	600,000	525
State Street Bank & Trust Co.	3/3/2016	USD	11,471	CLP	7,967,500	(41)
State Street Bank & Trust Co.	3/3/2016	USD	7,667	IDR	102,541,500	(3)
State Street Bank & Trust Co.	3/3/2016	USD	6,007	JPY	678,000	7
State Street Bank & Trust Co.	3/3/2016	USD	7,933	MXN	143,500	(20)
State Street Bank & Trust Co.	3/3/2016	USD	52,257	MYR	220,000	49
State Street Bank & Trust Co.	3/3/2016	USD	6,593	NZD	10,000	(5)
State Street Bank & Trust Co.	3/3/2016	USD	133,351	RUB	9,970,002	(1,075)
State Street Bank & Trust Co.	3/3/2016	USD	75,361	SGD	106,000	25
State Street Bank & Trust Co.	3/3/2016	USD	30,859	THB	1,099,500	(3)
State Street Bank & Trust Co.	3/3/2016	USD	846	TRY	2,500	(3)
State Street Bank & Trust Co.	3/3/2016	USD	365,194	TWD	12,146,340	314
State Street Bank & Trust Co.	3/3/2016	USD	119,142	ZAR	1,881,000	(676)
The Bank of New York Mellon	3/3/2016	USD	74,680	AED	274,300	(1)
The Bank of New York Mellon	3/3/2016	USD	62,995	AUD	88,200	(51)
The Bank of New York Mellon	3/3/2016	USD	131,382	BRL	522,701	(1,323)
The Bank of New York Mellon	3/3/2016	USD	2,160	BRL	8,500	(45)
The Bank of New York Mellon	3/3/2016	USD	2,395	CAD	3,300	44
The Bank of New York Mellon	3/3/2016	USD	57,951	CAD	78,500	69
The Bank of New York Mellon	3/3/2016	USD	6,246	JPY	705,000	7
The Bank of New York Mellon	3/3/2016	USD	1,266	MXN	22,900	(3)
The Bank of New York Mellon	3/3/2016	USD	3,231	NZD	4,900	(3)
The Bank of New York Mellon	3/3/2016	USD	24,997	QAR	91,000	(6)
The Bank of New York Mellon	3/3/2016	USD	22,343	RUB	1,695,590	153
The Bank of New York Mellon	3/3/2016	USD	45,217	SGD	63,600	15
The Bank of New York Mellon	3/3/2016	USD	11,030	THB	393,000	(1)
The Bank of New York Mellon	3/3/2016	USD	16,506	TRY	48,800	(63)
The Bank of New York Mellon	3/3/2016	USD	3,883	ZAR	61,300	(22)
Bank of Montreal	3/3/2016	ZAR	194,000	USD	12,106	(112)
Bank of Montreal	3/3/2016	ZAR	2,138,700	USD	133,742	(953)
State Street Bank & Trust Co.	3/3/2016	ZAR	114,000	USD	7,221	41
State Street Bank & Trust Co.	3/3/2016	ZAR	194,000	USD	12,106	(112)
The Bank of New York Mellon	3/3/2016	ZAR	59,200	USD	3,674	(54)
The Bank of New York Mellon	3/3/2016	ZAR	2,100	USD	132	0
Bank of Montreal	3/4/2016	KRW	2,144,000	USD	1,786	52
State Street Bank & Trust Co.	3/4/2016	KRW	2,144,000	USD	1,780	46
Bank of Montreal	3/4/2016	USD	1,727	KRW	2,144,000	7
State Street Bank & Trust Co.	3/4/2016	USD	31,667	KRW	39,328,000	130
Bank of Montreal	4/4/2016	CHF	175,000	USD	175,986	390
RBC Capital Markets	4/4/2016	CHF	8,000	USD	8,045	18
State Street Bank & Trust Co.	4/4/2016	CHF	127,000	USD	127,711	279
The Bank of New York Mellon	4/4/2016	CHF	21,300	USD	21,418	46
Bank of Montreal	4/4/2016	CZK	23,500	USD	944	(1)
State Street Bank & Trust Co.	4/4/2016	CZK	23,500	USD	944	(1)
The Bank of New York Mellon	4/4/2016	CZK	429,600	USD	17,249	(32)

Bank of Montreal	4/4/2016	DKK	104,000	USD	15,166	(21)
State Street Bank & Trust Co.	4/4/2016	DKK	66,000	USD	9,625	(13)
The Bank of New York Mellon	4/4/2016	DKK	9,700	USD	1,415	(2)
Bank of Montreal	4/4/2016	EUR	1,042,429	USD	1,133,725	(1,553)
RBC Capital Markets	4/4/2016	EUR	9,000	USD	9,788	(13)
State Street Bank & Trust Co.	4/4/2016	EUR	800,500	USD	870,616	(1,184)
The Bank of New York Mellon	4/4/2016	EUR	39,300	USD	42,742	(59)
Bank of Montreal	4/4/2016	GBP	1,357,061	USD	1,891,397	2,313
RBC Capital Markets	4/4/2016	GBP	6,000	USD	8,362	10
RBC Capital Markets	4/4/2016	GBP	13,000	USD	18,086	(10)
RBC Capital Markets	4/4/2016	GBP	109,000	USD	151,920	187
State Street Bank & Trust Co.	4/4/2016	GBP	951,500	USD	1,326,158	1,632
The Bank of New York Mellon	4/4/2016	GBP	58,200	USD	81,116	99
Bank of Montreal	4/4/2016	HUF	3,866,000	USD	13,540	(17)
State Street Bank & Trust Co.	4/4/2016	HUF	2,533,000	USD	8,871	(11)
The Bank of New York Mellon	4/4/2016	HUF	357,400	USD	1,252	(1)
RBC Capital Markets	4/4/2016	IDR	57,515,000	USD	4,175	(124)
RBC Capital Markets	4/4/2016	JPY	2,438,000	USD	20,148	(1,477)
State Street Bank & Trust Co.	4/4/2016	KRW	37,184,000	USD	30,751	687
Bank of Montreal	4/4/2016	NOK	790,700	USD	90,678	(159)
State Street Bank & Trust Co.	4/4/2016	NOK	549,500	USD	63,018	(109)
The Bank of New York Mellon	4/4/2016	NOK	29,900	USD	3,428	(7)
State Street Bank & Trust Co.	4/4/2016	NZD	8,500	USD	5,490	(110)
Bank of Montreal	4/4/2016	PLN	5,500	USD	1,375	(1)
State Street Bank & Trust Co.	4/4/2016	PLN	5,500	USD	1,375	(1)
The Bank of New York Mellon	4/4/2016	PLN	103,700	USD	25,925	(26)
State Street Bank & Trust Co.	4/4/2016	RUB	8,953,001	USD	117,648	(1,136)
Bank of Montreal	4/4/2016	SEK	968,000	USD	112,842	(381)
RBC Capital Markets	4/4/2016	SEK	100,000	USD	11,657	(39)
State Street Bank & Trust Co.	4/4/2016	SEK	630,500	USD	73,591	(49)
State Street Bank & Trust Co.	4/4/2016	SEK	760,000	USD	88,597	(297)
The Bank of New York Mellon	4/4/2016	SEK	1,106,600	USD	129,002	(432)
RBC Capital Markets	4/4/2016	SGD	5,000	USD	3,510	(46)
Bank of Montreal	4/4/2016	USD	4,812	DKK	33,000	7
Bank of Montreal	4/4/2016	USD	1,835	NOK	16,000	3
Bank of Montreal	4/4/2016	USD	21,449	SEK	184,000	72
RBC Capital Markets	4/4/2016	USD	9,051	CHF	9,000	(20)
RBC Capital Markets	4/4/2016	USD	11,961	EUR	11,000	19
RBC Capital Markets	4/4/2016	USD	17,402	EUR	16,000	23
RBC Capital Markets	4/5/2016	AED	30,000	USD	8,166	(1)
The Bank of New York Mellon	4/5/2016	AED	274,300	USD	74,667	(5)
Bank of Montreal	4/5/2016	AUD	561,397	USD	400,358	361
State Street Bank & Trust Co.	4/5/2016	AUD	365,000	USD	257,811	(2,669)
State Street Bank & Trust Co.	4/5/2016	AUD	415,000	USD	295,953	265
The Bank of New York Mellon	4/5/2016	AUD	88,200	USD	62,898	55
The Bank of New York Mellon	4/5/2016	BRL	522,701	USD	130,129	1,269
Bank of Montreal	4/5/2016	CAD	735,729	USD	543,154	(635)
RBC Capital Markets	4/5/2016	CAD	46,000	USD	32,689	(1,310)
RBC Capital Markets	4/5/2016	CAD	13,000	USD	9,597	(11)

State Street Bank & Trust Co.	4/5/2016	CAD	600,000	USD	442,948	(521)
The Bank of New York Mellon	4/5/2016	CAD	78,500	USD	57,953	(68)
State Street Bank & Trust Co.	4/5/2016	CHF	110,500	USD	107,958	(2,708)
Bank of Montreal	4/5/2016	CLP	7,967,500	USD	11,423	34
RBC Capital Markets	4/5/2016	CLP	7,364,000	USD	10,574	47
RBC Capital Markets	4/5/2016	CLP	7,364,000	USD	10,296	(267)
State Street Bank & Trust Co.	4/5/2016	CLP	7,967,500	USD	11,435	46
State Street Bank & Trust Co.	4/5/2016	DKK	59,000	USD	8,561	(43)
State Street Bank & Trust Co.	4/5/2016	EUR	706,000	USD	764,443	(3,583)
State Street Bank & Trust Co.	4/5/2016	GBP	831,500	USD	1,179,516	22,196
Bank of Montreal	4/5/2016	HKD	1,850,000	USD	237,951	48
RBC Capital Markets	4/5/2016	HKD	170,000	USD	21,866	4
State Street Bank & Trust Co.	4/5/2016	HKD	358,000	USD	46,047	10
The Bank of New York Mellon	4/5/2016	HKD	5,551,100	USD	713,995	143
State Street Bank & Trust Co.	4/5/2016	HUF	2,197,500	USD	7,644	(65)
Bank of Montreal	4/5/2016	IDR	102,541,500	USD	7,624	2
RBC Capital Markets	4/5/2016	IDR	57,515,000	USD	4,283	8
State Street Bank & Trust Co.	4/5/2016	IDR	102,541,500	USD	7,622	0
Bank of Montreal	4/5/2016	JPY	9,813,900	USD	87,042	(106)
RBC Capital Markets	4/5/2016	JPY	1,631,000	USD	14,466	(18)
State Street Bank & Trust Co.	4/5/2016	JPY	678,000	USD	6,013	(7)
The Bank of New York Mellon	4/5/2016	JPY	705,000	USD	6,253	(8)
Bank of Montreal	4/5/2016	KRW	2,144,000	USD	1,726	(6)
RBC Capital Markets	4/5/2016	KRW	5,238,000	USD	4,213	(18)
State Street Bank & Trust Co.	4/5/2016	KRW	39,328,000	USD	31,637	(133)
Bank of Montreal	4/5/2016	MXN	209,500	USD	11,550	32
State Street Bank & Trust Co.	4/5/2016	MXN	143,500	USD	7,911	22
The Bank of New York Mellon	4/5/2016	MXN	22,900	USD	1,263	4
Bank of Montreal	4/5/2016	MYR	220,000	USD	52,406	244
RBC Capital Markets	4/5/2016	MYR	103,000	USD	24,445	24
State Street Bank & Trust Co.	4/5/2016	MYR	220,000	USD	52,219	57
State Street Bank & Trust Co.	4/5/2016	NOK	484,000	USD	55,439	(177)
Bank of Montreal	4/5/2016	NZD	15,000	USD	9,870	9
State Street Bank & Trust Co.	4/5/2016	NZD	10,000	USD	6,580	6
The Bank of New York Mellon	4/5/2016	NZD	4,900	USD	3,225	3
The Bank of New York Mellon	4/5/2016	QAR	91,000	USD	24,972	3
State Street Bank & Trust Co.	4/5/2016	RUB	9,970,002	USD	131,826	758
Bank of Montreal	4/5/2016	SGD	148,900	USD	105,787	(33)
RBC Capital Markets	4/5/2016	SGD	12,000	USD	8,525	(3)
State Street Bank & Trust Co.	4/5/2016	SGD	92,500	USD	64,948	(837)
State Street Bank & Trust Co.	4/5/2016	SGD	106,000	USD	75,308	(23)
The Bank of New York Mellon	4/5/2016	SGD	63,600	USD	45,187	(12)
Bank of Montreal	4/5/2016	THB	1,099,500	USD	30,833	5
State Street Bank & Trust Co.	4/5/2016	THB	1,099,500	USD	30,850	22
State Street Bank & Trust Co.	4/5/2016	THB	962,500	USD	26,972	(39)
The Bank of New York Mellon	4/5/2016	THB	393,000	USD	11,030	11
The Bank of New York Mellon	4/5/2016	THB	342,000	USD	9,590	1
Bank of Montreal	4/5/2016	TRY	2,500	USD	838	3
State Street Bank & Trust Co.	4/5/2016	TRY	2,500	USD	838	3

The Bank of New York Mellon	4/5/2016	TRY	48,800	USD	16,349	66
State Street Bank & Trust Co.	4/5/2016	TWD	11,338,340	USD	338,610	(2,584)
Bank of Montreal	4/5/2016	USD	74,086	HKD	576,000	(15)
RBC Capital Markets	4/5/2016	USD	12,456	BRL	50,000	(130)
RBC Capital Markets	4/5/2016	USD	13,288	CAD	18,000	16
State Street Bank & Trust Co.	4/5/2016	USD	7,175	ZAR	114,000	(44)
The Bank of New York Mellon	4/5/2016	USD	6,805	AED	25,000	0
The Bank of New York Mellon	4/5/2016	USD	39,935	AUD	56,000	(35)
The Bank of New York Mellon	4/5/2016	USD	22,342	RUB	1,695,590	(51)
The Bank of New York Mellon	4/5/2016	USD	23,446	SGD	33,000	6
Bank of Montreal	4/5/2016	ZAR	2,110,700	USD	132,837	810
RBC Capital Markets	4/5/2016	ZAR	114,000	USD	7,173	43
RBC Capital Markets	4/5/2016	ZAR	78,000	USD	4,909	30
State Street Bank & Trust Co.	4/5/2016	ZAR	1,881,000	USD	118,380	722
State Street Bank & Trust Co.	4/5/2016	ZAR	1,687,000	USD	105,495	(753)
The Bank of New York Mellon	4/5/2016	ZAR	61,300	USD	3,858	23
Bank of Montreal	4/7/2016	TWD	3,897,300	USD	117,071	(233)
RBC Capital Markets	4/7/2016	TWD	976,000	USD	29,283	(94)
State Street Bank & Trust Co.	4/7/2016	TWD	12,146,340	USD	364,110	(1,481)
RBC Capital Markets	4/7/2016	USD	4,947	TWD	165,000	19

Total net unrealized depreciation						$(12,909)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 29, 2016.

Currency Abbreviations

AED     Arab Emirates Dirham

AUD     Australian Dollar

BRL     Brazilian Real

CAD     Canadian Dollar

CHF     Swiss Franc

CLP     Chilean Peso

CZK     Czech Kronua

DKK     Danish Krone

EUR     Euro

GBP     Pound Sterling

HKD     Hong Kong Dollar

HUF     Hungarian Forint

IDR     Indonesian Rupiah

JPY     Japanese Yen

KRW     South Korean Won

MXN     Mexican Peso

MYR     Malaysian Ringgit

NOK     Norwegian Krone

NZD     New Zealand Dollar

PLN     Polish Zloty

QAR     Qatari Rial

RUB     Russian Ruble

SEK     Swedish Krona

SGD     Singapore Dollar

THB     Thai Baht

TRY     Turkish New Lira

TWD     New Taiwan Dollar

USD     U.S. Dollar

ZAR     South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks (e)	$10,832,100	$—	$—	$10,832,100
Preferred Stocks	4,973	—	—	4,973
Short-Term Investments	221,177	—	—	221,177
Derivatives (f)
Forward Foreign Currency Exchange Contracts	—	98,292	—	98,292

Total	$11,058,250	$98,292	$—	$11,156,542

	Level 1	Level 2	Level 3	Total
Liabilities
Derivatives (f)
Forward Foreign Currency Exchange Contracts	$—	$(111,201)	$—	$(111,201)

Total	$—	$(111,201)	$—	$(111,201)

There have been no transfers between fair value measurement levels during the period ended February 29, 2016.

(e)	See Schedule of investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency exchange contracts.

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF

February 29, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.4%
Australia - 11.8%
Amcor Ltd.	2,506	$25,059
ASX Ltd.	413	12,390
Aurizon Holdings Ltd.	4,524	13,142
Australia & New Zealand Banking Group Ltd.	6,109	97,671
Bendigo and Adelaide Bank Ltd.	968	5,914
BHP Billiton Ltd.	6,824	75,836
BHP Billiton PLC	4,487	45,465
Flight Centre Travel Group Ltd. (a)	119	3,516
Harvey Norman Holdings Ltd. (a)	1,185	4,043
Insurance Australia Group Ltd.	5,187	19,141
LendLease Group (b)	1,175	10,928
Orica Ltd.	786	7,994
Platinum Asset Management Ltd.	498	2,111
Sonic Healthcare Ltd.	814	10,679
Tatts Group Ltd.	3,114	8,646
Telstra Corp. Ltd.	9,092	34,069
Wesfarmers Ltd.	2,387	66,599
Woodside Petroleum Ltd.	1,575	28,497
Woolworths Ltd.	2,691	43,984

		515,684

Austria - 0.2%
OMV AG	314	8,260

China - 0.1%
Yangzijiang Shipbuilding Holdings Ltd.	4,000	2,575

Denmark - 0.3%
TDC A/S	1,730	7,367
Tryg A/S	246	4,499

		11,866

Finland - 2.4%
Elisa OYJ	303	10,841
Fortum OYJ	947	12,599
Metso OYJ (a)	239	5,304
Nokian Renkaat OYJ	244	8,046
Orion OYJ, Class B	217	7,365
Sampo OYJ, Class A	949	42,823
UPM-Kymmene OYJ	1,134	19,306

		106,284

France - 13.4%
AXA SA	4,156	91,756
Bouygues SA	432	16,949
Casino Guichard-Perrachon SA (a)	120	5,424
CNP Assurances	364	5,401
Edenred (a)	443	7,798
Eutelsat Communications SA	363	11,035
Rexel SA	643	7,911
Sanofi	2,509	199,767
SCOR SE	327	11,474
Suez Environnement Co.	634	10,997
Technip SA	224	11,150
Total SA	4,617	207,811

		587,473

Germany - 8.7%
Allianz SE	971	144,978
Axel Springer SE	94	4,774
BASF SE	1,951	127,726
Hugo Boss AG	143	8,173
Muenchener Rueckversicherungs-Gesellschaft AG	354	69,915
ProSiebenSat.1 Media SE	464	23,863

		379,429

Hong Kong - 4.0%
BOC Hong Kong (Holdings) Ltd.	7,888	20,486
CLP Holdings Ltd.	4,039	35,207
Hang Lung Properties Ltd.	4,781	8,384
Hang Seng Bank Ltd.	1,630	27,537
HKT Trust and HKT Ltd. (b)	5,463	7,557
New World Development Co. Ltd.	11,507	9,646
NWS Holdings Ltd.	3,096	4,394
PCCW Ltd.	8,448	5,366
Power Assets Holdings Ltd.	2,957	28,019
Sino Land Co. Ltd.	6,484	9,003
Swire Pacific Ltd., Class A	1,255	12,230
Yue Yuen Industrial (Holdings) Ltd.	1,528	5,432

		173,261

Ireland - 0.3%
James Hardie Industries PLC CDI	959	12,259

Italy - 1.5%
Atlantia SpA	877	21,762
Snam SpA	4,463	24,169

Terna Rete Elettrica Nazionale SpA	3,213	16,791
UnipolSai SpA	2,371	4,888

		67,610

Japan - 1.4%
Canon, Inc.	2,239	62,808

Luxembourg - 0.4%
SES SA FDR	696	18,331

Macau - 0.4%
Sands China Ltd.	5,160	17,978

Netherlands - 6.2%
Royal Dutch Shell PLC, Class A	5,828	133,640
Royal Dutch Shell PLC, Class B	5,943	136,070

		269,710

New Zealand - 0.3%
Contact Energy Ltd.	1,564	4,617
Fletcher Building Ltd.	1,468	6,916
Mighty River Power Ltd.	1,487	2,586

		14,119

Norway - 2.2%
Gjensidige Forsikring ASA	425	6,681
Orkla ASA	1,738	14,349
Statoil ASA (a)	2,371	34,629
Telenor ASA	1,595	23,900
Yara International ASA	381	14,824

		94,383

Portugal - 0.4%
EDP - Energias de Portugal SA	4,936	15,341

Singapore - 2.8%
Keppel Corp. Ltd.	3,100	11,421
Sembcorp Industries Ltd.	2,000	3,812
Sembcorp Marine Ltd.	1,900	2,068
Singapore Exchange Ltd.	1,700	8,778
Singapore Press Holdings Ltd. (a)	3,400	8,996
Singapore Technologies Engineering Ltd.	3,300	7,018
Singapore Telecommunications Ltd.	16,900	44,834
StarHub Ltd.	1,200	2,910
United Overseas Bank Ltd.	2,700	32,934

		122,771

Spain - 2.1%
Abertis Infraestructuras SA	1,106	16,664
Enagas SA	458	12,937
Gas Natural SDG SA	747	13,103
Mapfre SA	2,290	4,484
Red Electrica Corp. SA	229	18,223
Repsol SA	2,334	24,182

		89,593

Sweden - 2.9%
Industrivarden AB, Class C	348	5,377
Sandvik AB	2,273	20,787
Skanska AB, Class B	810	17,313
Telefonaktiebolaget LM Ericsson, Class B	6,466	59,775
TeliaSonera AB	5,520	25,467

		128,719

Switzerland - 4.1%
Swiss Prime Site AG	141	11,784
Swiss Re AG	748	66,560
Swisscom AG	55	26,946
Transocean Ltd. (a)	775	6,807
Zurich Insurance Group AG	319	67,889

		179,986

United Kingdom - 33.5%
Aberdeen Asset Management PLC (a)	1,960	6,585
Admiral Group PLC	447	10,776
Amec Foster Wheeler PLC	828	4,397
AstraZeneca PLC	2,685	153,483
BAE Systems PLC	6,722	47,996
British American Tobacco PLC	3,961	216,417
Centrica PLC	10,735	31,078
Direct Line Insurance Group PLC	2,931	15,853
G4S PLC (a)	3,308	9,581
GlaxoSmithKline PLC	10,340	201,412
ICAP PLC	1,179	7,135
IMI PLC	580	6,866
Imperial Brands PLC	2,033	105,333
ITV PLC	8,138	28,159
Legal & General Group PLC	12,634	39,917

Marks & Spencer Group PLC	3,493	20,672
National Grid PLC	7,954	106,667
Old Mutual PLC	10,471	24,820
Pearson PLC	1,744	20,851
Persimmon PLC	654	19,880
Petrofac Ltd. (a)	551	6,944
Rio Tinto Ltd.	901	25,904
Rio Tinto PLC	2,663	70,571
Rolls-Royce Holdings PLC	3,906	36,914
Severn Trent PLC	504	14,984
Smiths Group PLC	843	11,757
SSE PLC	2,110	40,675
Tate & Lyle PLC	994	8,121
Vodafone Group PLC	56,408	172,489

		1,466,237

TOTAL COMMON STOCKS
(Cost $4,975,121)		4,344,677

SECURITIES LENDING COLLATERAL - 2.2%
Daily Assets Fund “Capital Shares”, 0.42% (c)(d)
(Cost $95,302)	95,302	95,302

TOTAL INVESTMENTS - 101.6%
(Cost $5,070,423)†		$4,439,979
Other assets and liabilities, net - (1.6%)		(67,773)

NET ASSETS - 100.0%		$4,372,206

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $5,070,423. At February 29, 2016, net unrealized depreciation for all securities based on tax cost was $630,444. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $23,022 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $653,466.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2016 amounted to $89,347, which is 2.0% of net assets.
(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

CDI: Chess Depositary Interest

FDR: Fiduciary Depositary Receipt

At February 29, 2016 the Deutsche X-trackers MSCI EAFE High Dividend Yield Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Total Investments excluding Securities Lending
Financials	920,748	21.2%
Energy	602,386	13.9
Health Care	572,706	13.2
Consumer Staples	460,227	10.6
Materials	431,861	9.9
Utilities	387,995	8.9
Telecommunication Services	361,746	8.3
Industrials	272,032	6.3
Consumer Discretionary	212,393	4.9
Information Technology	122,583	2.8

Total	4,344,677	100.0%

As of February 29, 2016, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Bank of Montreal	3/2/2016	CHF	48,000	USD	46,896	$(1,176)
RBC Capital Markets	3/2/2016	CHF	140,000	USD	136,779	(3,431)
The Bank of New York Mellon	3/2/2016	CHF	3,300	USD	3,242	(63)
The Bank of New York Mellon	3/2/2016	CHF	14,700	USD	14,362	(360)
Bank of Montreal	3/2/2016	DKK	29,000	USD	4,208	(21)
RBC Capital Markets	3/2/2016	DKK	75,800	USD	10,998	(56)
The Bank of New York Mellon	3/2/2016	DKK	2,000	USD	290	(1)
Bank of Montreal	3/2/2016	EUR	319,515	USD	345,955	(1,631)
RBC Capital Markets	3/2/2016	EUR	947,000	USD	1,025,372	(4,827)
The Bank of New York Mellon	3/2/2016	EUR	10,100	USD	11,035	47
The Bank of New York Mellon	3/2/2016	EUR	12,300	USD	13,403	23
Bank of Montreal	3/2/2016	GBP	320,411	USD	454,514	8,551
RBC Capital Markets	3/2/2016	GBP	874,440	USD	1,240,415	23,329
The Bank of New York Mellon	3/2/2016	GBP	18,700	USD	26,998	970
The Bank of New York Mellon	3/2/2016	GBP	10,299	USD	14,609	275
The Bank of New York Mellon	3/2/2016	GBP	8,900	USD	12,829	441
The Bank of New York Mellon	3/2/2016	GBP	21,500	USD	30,885	960
Bank of Montreal	3/2/2016	HKD	382,000	USD	49,082	(30)
RBC Capital Markets	3/2/2016	HKD	1,006,000	USD	129,247	(91)
The Bank of New York Mellon	3/2/2016	HKD	152,600	USD	19,607	(12)
Bank of Montreal	3/2/2016	NOK	225,000	USD	25,772	(83)
RBC Capital Markets	3/2/2016	NOK	613,800	USD	70,307	(225)
The Bank of New York Mellon	3/2/2016	NOK	5,200	USD	596	(2)
The Bank of New York Mellon	3/2/2016	NOK	16,400	USD	1,918	34
Bank of Montreal	3/2/2016	SEK	287,000	USD	33,497	(24)
RBC Capital Markets	3/2/2016	SEK	691,000	USD	80,651	(56)
The Bank of New York Mellon	3/2/2016	SEK	18,900	USD	2,247	40
The Bank of New York Mellon	3/2/2016	SEK	124,900	USD	14,578	(10)
Bank of Montreal	3/2/2016	USD	48,193	CHF	48,000	(121)
Bank of Montreal	3/2/2016	USD	4,224	DKK	29,000	5
Bank of Montreal	3/2/2016	USD	4,656	EUR	4,300	22
Bank of Montreal	3/2/2016	USD	342,497	EUR	315,215	411
Bank of Montreal	3/2/2016	USD	446,525	GBP	320,411	(562)
Bank of Montreal	3/2/2016	USD	49,125	HKD	382,000	(12)
Bank of Montreal	3/2/2016	USD	25,810	NOK	225,000	45
Bank of Montreal	3/2/2016	USD	33,415	SEK	287,000	106
RBC Capital Markets	3/2/2016	USD	122,490	CHF	122,000	(307)
RBC Capital Markets	3/2/2016	USD	17,587	CHF	18,000	440
RBC Capital Markets	3/2/2016	USD	11,042	DKK	75,800	13
RBC Capital Markets	3/2/2016	USD	14,092	EUR	13,000	50
RBC Capital Markets	3/2/2016	USD	917,048	EUR	844,000	1,102
RBC Capital Markets	3/2/2016	USD	97,456	EUR	90,000	451
RBC Capital Markets	3/2/2016	USD	1,153,121	GBP	827,440	(1,451)
RBC Capital Markets	3/2/2016	USD	42,557	GBP	30,000	(801)
RBC Capital Markets	3/2/2016	USD	24,149	GBP	17,000	(487)
RBC Capital Markets	3/2/2016	USD	15,936	HKD	124,000	6
RBC Capital Markets	3/2/2016	USD	113,424	HKD	882,000	(28)
RBC Capital Markets	3/2/2016	USD	6,415	NOK	56,000	20
RBC Capital Markets	3/2/2016	USD	63,985	NOK	557,800	112

RBC Capital Markets	3/2/2016	USD	10,038	SEK	86,000	6
RBC Capital Markets	3/2/2016	USD	70,440	SEK	605,000	223
The Bank of New York Mellon	3/2/2016	USD	16,064	CHF	16,000	(40)
The Bank of New York Mellon	3/2/2016	USD	2,013	CHF	2,000	(10)
The Bank of New York Mellon	3/2/2016	USD	291	DKK	2,000	0
The Bank of New York Mellon	3/2/2016	USD	12,209	EUR	11,000	(243)
The Bank of New York Mellon	3/2/2016	USD	12,387	EUR	11,400	15
The Bank of New York Mellon	3/2/2016	USD	82,779	GBP	59,399	(104)
The Bank of New York Mellon	3/2/2016	USD	19,624	HKD	152,600	(5)
The Bank of New York Mellon	3/2/2016	USD	2,477	NOK	21,600	5
The Bank of New York Mellon	3/2/2016	USD	15,660	SEK	134,500	50
The Bank of New York Mellon	3/2/2016	USD	1,096	SEK	9,300	(10)
Bank of Montreal	3/3/2016	AUD	222,235	USD	156,969	(1,628)
RBC Capital Markets	3/3/2016	AUD	511,000	USD	360,926	(3,746)
The Bank of New York Mellon	3/3/2016	AUD	52,900	USD	37,365	(386)
The Bank of New York Mellon	3/3/2016	AUD	18,700	USD	13,168	(178)
Bank of Montreal	3/3/2016	JPY	4,376,749	USD	36,169	(2,652)
RBC Capital Markets	3/3/2016	JPY	4,151,000	USD	34,304	(2,514)
The Bank of New York Mellon	3/3/2016	JPY	128,500	USD	1,062	(78)
The Bank of New York Mellon	3/3/2016	JPY	340,200	USD	2,905	(112)
Bank of Montreal	3/3/2016	NZD	5,000	USD	3,229	(65)
RBC Capital Markets	3/3/2016	NZD	16,000	USD	10,334	(207)
The Bank of New York Mellon	3/3/2016	NZD	1,400	USD	904	(18)
Bank of Montreal	3/3/2016	SGD	37,000	USD	25,978	(336)
RBC Capital Markets	3/3/2016	SGD	104,000	USD	73,009	(955)
The Bank of New York Mellon	3/3/2016	SGD	4,500	USD	3,184	(16)
The Bank of New York Mellon	3/3/2016	SGD	49,100	USD	34,474	(445)
Bank of Montreal	3/3/2016	USD	158,723	AUD	222,235	(127)
Bank of Montreal	3/3/2016	USD	38,776	JPY	4,376,749	45
Bank of Montreal	3/3/2016	USD	3,297	NZD	5,000	(3)
Bank of Montreal	3/3/2016	USD	26,305	SGD	37,000	9
RBC Capital Markets	3/3/2016	USD	46,621	AUD	66,000	480
RBC Capital Markets	3/3/2016	USD	317,827	AUD	445,000	(256)
RBC Capital Markets	3/3/2016	USD	27,022	JPY	3,050,000	31
RBC Capital Markets	3/3/2016	USD	9,100	JPY	1,101,000	666
RBC Capital Markets	3/3/2016	USD	10,549	NZD	16,000	(9)
RBC Capital Markets	3/3/2016	USD	14,750	SGD	21,000	185
RBC Capital Markets	3/3/2016	USD	59,010	SGD	83,000	20
The Bank of New York Mellon	3/3/2016	USD	7,371	AUD	10,200	(92)
The Bank of New York Mellon	3/3/2016	USD	43,853	AUD	61,400	(36)
The Bank of New York Mellon	3/3/2016	USD	4,152	JPY	468,700	5
The Bank of New York Mellon	3/3/2016	USD	923	NZD	1,400	(1)
The Bank of New York Mellon	3/3/2016	USD	34,197	SGD	48,100	11
The Bank of New York Mellon	3/3/2016	USD	3,924	SGD	5,500	(13)
Bank of Montreal	4/4/2016	CHF	48,000	USD	48,270	107
RBC Capital Markets	4/4/2016	CHF	122,000	USD	122,685	270
The Bank of New York Mellon	4/4/2016	CHF	16,000	USD	16,089	34
Bank of Montreal	4/4/2016	DKK	29,000	USD	4,229	(6)
RBC Capital Markets	4/4/2016	DKK	75,800	USD	11,053	(16)

The Bank of New York Mellon	4/4/2016	DKK	2,000	USD	292	0
Bank of Montreal	4/4/2016	EUR	315,215	USD	342,822	(470)
RBC Capital Markets	4/4/2016	EUR	844,000	USD	917,910	(1,265)
The Bank of New York Mellon	4/4/2016	EUR	11,400	USD	12,398	(17)
Bank of Montreal	4/4/2016	GBP	320,411	USD	446,572	546
RBC Capital Markets	4/4/2016	GBP	827,440	USD	1,153,229	1,399
RBC Capital Markets	4/4/2016	GBP	67,000	USD	93,382	115
RBC Capital Markets	4/4/2016	GBP	7,000	USD	9,739	(5)
The Bank of New York Mellon	4/4/2016	GBP	59,399	USD	82,787	101
Bank of Montreal	4/4/2016	NOK	225,000	USD	25,803	(45)
RBC Capital Markets	4/4/2016	NOK	557,800	USD	63,968	(113)
The Bank of New York Mellon	4/4/2016	NOK	21,600	USD	2,476	(5)
Bank of Montreal	4/4/2016	SEK	287,000	USD	33,456	(113)
RBC Capital Markets	4/4/2016	SEK	66,000	USD	7,694	(26)
RBC Capital Markets	4/4/2016	SEK	605,000	USD	70,524	(240)
The Bank of New York Mellon	4/4/2016	SEK	134,500	USD	15,679	(53)
RBC Capital Markets	4/4/2016	USD	6,034	CHF	6,000	(14)
RBC Capital Markets	4/4/2016	USD	7,613	EUR	7,000	10
RBC Capital Markets	4/4/2016	USD	7,612	EUR	7,000	12
Bank of Montreal	4/5/2016	AUD	222,235	USD	158,485	143
RBC Capital Markets	4/5/2016	AUD	445,000	USD	317,342	278
The Bank of New York Mellon	4/5/2016	AUD	61,400	USD	43,786	39
Bank of Montreal	4/5/2016	HKD	382,000	USD	49,134	10
RBC Capital Markets	4/5/2016	HKD	882,000	USD	113,445	23
RBC Capital Markets	4/5/2016	HKD	81,000	USD	10,418	2
The Bank of New York Mellon	4/5/2016	HKD	152,600	USD	19,628	4
Bank of Montreal	4/5/2016	JPY	4,376,749	USD	38,819	(47)
RBC Capital Markets	4/5/2016	JPY	3,050,000	USD	27,051	(33)
The Bank of New York Mellon	4/5/2016	JPY	468,700	USD	4,157	(5)
Bank of Montreal	4/5/2016	NZD	5,000	USD	3,290	3
RBC Capital Markets	4/5/2016	NZD	16,000	USD	10,528	9
The Bank of New York Mellon	4/5/2016	NZD	1,400	USD	921	1
Bank of Montreal	4/5/2016	SGD	37,000	USD	26,287	(8)
RBC Capital Markets	4/5/2016	SGD	6,000	USD	4,263	(1)
RBC Capital Markets	4/5/2016	SGD	83,000	USD	58,964	(22)
The Bank of New York Mellon	4/5/2016	SGD	48,100	USD	34,174	(9)
RBC Capital Markets	4/5/2016	USD	4,992	AUD	7,000	(5)

Total net unrealized appreciation						$9,639

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 29, 2016.

Currency Abbreviations

AUD     Australian Dollar

CHF     Swiss Franc

DKK     Danish Krone

EUR     Euro

GBP     Pound Sterling

HKD     Hong Kong Dollar

JPY     Japanese Yen

NOK     Norwegian Krone

NZD     New Zealand Dollar

SEK     Swedish Krona

SGD     Singapore Dollar

USD     U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks (e)	$4,344,677	$—	$—	$4,344,677
Short-Term Investments	95,302	—	—	95,302
Derivatives (f)
Forward Foreign Currency Exchange Contracts	—	42,310	—	42,310

Total	$4,439,979	$42,310	$—	$4,482,289

	Level 1	Level 2	Level 3	Total
Liabilities
Derivatives (f)
Forward Foreign Currency Exchange Contracts	$—	$(32,671)	$—	$(32,671)

Total	$—	$(32,671)	$—	$(32,671)

There have been no transfers between fair value measurement levels during the period ended February 29, 2016.

(e)	See Schedule of investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency exchange contracts.

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF

February 29, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.7%
Brazil - 5.7%
Ambev SA	16,129	$70,853
BB Seguridade Participacoes SA	2,446	14,692
CCR SA	3,404	10,707
CETIP SA - Mercados Organizados	796	7,513
Odontoprev SA	303	766
Porto Seguro SA	444	2,613
Tractebel Energia SA	634	5,573
Transmissora Alianca de Energia Eletrica SA	482	2,264

		114,981

Chile - 0.8%
Banco de Chile	154,413	15,776

China - 23.9%
Agricultural Bank of China Ltd., Class H	74,669	24,576
Bank of China Ltd., Class H	253,586	94,874
Belle International Holdings Ltd.	17,301	11,255
China Construction Bank Corp., Class H	165,695	96,928
China Oilfield Services Ltd., Class H	9,037	6,646
China Petroleum & Chemical Corp., Class H	93,205	51,887
China Vanke Co. Ltd., Class H	4,669	10,517
CNOOC Ltd.	65,919	67,461
Country Garden Holdings Co. Ltd.	16,467	5,991
Great Wall Motor Co. Ltd., Class H	9,632	6,922
Industrial & Commercial Bank of China Ltd., Class H	182,454	90,077
Jiangsu Expressway Co. Ltd., Class H	5,055	5,940
Sino-Ocean Land Holdings Ltd.	10,678	4,668
Sinopec Engineering Group Co. Ltd., Class H	4,730	3,418
Zhejiang Expressway Co. Ltd., Class H	4,184	3,706

		484,866

Czech Republic - 1.1%
Komercni Banka AS	118	22,011

Hong Kong - 0.4%
Shimao Property Holdings Ltd.	3,984	5,153
Yuexiu Property Co. Ltd.	18,807	2,635

		7,788

Hungary - 0.8%
MOL Hungarian Oil and Gas PLC	343	16,736

Indonesia - 1.2%
PT Indocement Tunggal Prakarsa Tbk	5,982	8,958
PT Indofood Sukses Makmur Tbk	10,737	5,661
PT Media Nusantara Citra Tbk	11,202	1,558
PT United Tractors Tbk	6,327	7,346

		23,523

Malaysia - 5.8%
Alliance Financial Group Bhd	3,300	2,864
AMMB Holdings Bhd	5,000	5,149
Axiata Group Bhd	11,800	16,613
British American Tobacco Malaysia Bhd	500	6,661
DiGi.Com Bhd	14,400	16,883
Hap Seng Consolidated Bhd	700	1,278
Lafarge Malaysia Bhd	2,600	5,614
Malayan Banking Bhd	16,100	32,583
Sime Darby Bhd	9,900	17,587
Telekom Malaysia Bhd	5,700	8,947
UMW Holdings Bhd	2,500	4,209

		118,388

Mexico - 0.9%
Kimberly-Clark de Mexico SAB de CV, Class A	8,531	18,728

Poland - 1.9%
Bank Pekao SA	452	16,848
Enea SA	1,059	2,932
Energa SA	433	1,376
Powszechny Zaklad Ubezpieczen SA	1,948	16,824
Synthos SA	918	908

		38,888

Qatar - 1.4%
Industries Qatar QSC	503	14,478
Masraf Al Rayan QSC	917	8,588
Qatar National Bank SAQ	172	6,392

		29,458

Russia - 7.7%
Gazprom PAO, ADR	10,600	39,045
Lukoil PJSC, ADR	1,406	49,913
MegaFon PJSC, GDR	1,749	20,551
Rosneft Oil Co. OJSC, GDR	12,700	47,841

		157,350

South Africa - 13.6%
Barclays Africa Group Ltd. (a)	1,252	10,731
Barloworld Ltd.	584	2,396
Coronation Fund Managers Ltd. (a)	825	3,282
FirstRand Ltd.	11,707	32,705
Foschini Group Ltd. (The)	788	5,799
Imperial Holdings Ltd.	659	4,992
Liberty Holdings Ltd.	388	3,008
Life Healthcare Group Holdings Ltd.	3,395	7,503
Massmart Holdings Ltd. (a)	387	2,606
MMI Holdings Ltd. (a)	2,624	3,861
MTN Group Ltd. (a)	5,553	46,823
Nedbank Group Ltd.	735	8,437
RMB Holdings Ltd.	2,458	8,868
Sanlam Ltd.	5,662	19,090
Sasol Ltd.	2,185	58,817
SPAR Group Ltd. (The)	554	6,238
Standard Bank Group Ltd. (a)	4,192	28,846
Truworths International Ltd.	1,438	7,775
Tsogo Sun Holdings Ltd.	962	1,285
Vodacom Group Ltd.	1,448	13,716

		276,778

South Korea - 2.2%
KT&G Corp.	399	34,360
SK Telecom Co. Ltd.	51	9,629

		43,989

Taiwan - 24.2%
Advanced Semiconductor Engineering, Inc.	24,409	27,874
Asia Cement Corp.	14,390	11,951
Asustek Computer, Inc.	2,721	22,394
Cathay Financial Holding Co. Ltd.	22,331	25,065
Cheng Shin Rubber Industry Co. Ltd.	6,281	11,019
Chicony Electronics Co. Ltd.	2,223	4,850
Chunghwa Telecom Co. Ltd.	14,508	45,621
Delta Electronics, Inc.	6,082	24,616
Far EasTone Telecommunications Co. Ltd.	7,032	14,706
Fubon Financial Holding Co. Ltd.	18,216	21,624
Hon Hai Precision Industry Co. Ltd.	43,692	102,551
Inventec Corp.	9,691	6,940
MediaTek, Inc.	4,997	35,487
Merida Industry Co. Ltd.	469	2,145
Novatek Microelectronics Corp.	2,323	9,647
Phison Electronics Corp.	669	5,214
Quanta Computer, Inc.	10,199	17,248
Radiant Opto-Electronics Corp.	1,767	3,499
Realtek Semiconductor Corp.	1,795	4,532
Ruentex Development Co. Ltd.	363	494
Ruentex Industries Ltd.	2,014	3,557
Siliconware Precision Industries Co. Ltd.	6,842	10,562
Simplo Technology Co. Ltd.	1,155	3,719
Synnex Technology International Corp.	5,842	5,959
Taiwan Cement Corp.	14,847	13,403
Taiwan Fertilizer Co. Ltd.	4,044	5,452
Taiwan Mobile Co. Ltd.	6,827	21,057
Teco Electric & Machinery Co. Ltd.	6,667	5,457
Transcend Information, Inc.	1,016	3,103
Vanguard International Semiconductor Corp.	3,621	5,568
WPG Holdings Ltd.	6,435	6,574
Yuanta Financial Holding Co. Ltd.	21,319	6,864
Zhen Ding Technology Holding Ltd.	1,061	2,296

		491,048

Thailand - 3.8%
Krung Thai Bank PCL, NVDR	45,200	22,454
PTT PCL, NVDR	4,000	29,189
Siam Commercial Bank PCL, NVDR	6,700	26,044

		77,687

Turkey - 1.3%
Arcelik AS	848	5,465
Eregli Demir ve Celik Fabrikalari TAS	8,718	10,144
TAV Havalimanlari Holding AS	1,112	6,544
Tofas Turk Otomobil Fabrikasi AS	629	4,264

		26,417

United Arab Emirates - 3.0%
Aldar Properties PJSC	8,407	5,722
Dubai Islamic Bank PJSC	5,382	9,363
Emirates Telecommunications Group Co. PJSC	4,808	22,973
First Gulf Bank PJSC	6,663	23,129

		61,187

TOTAL COMMON STOCKS
(Cost $2,466,777)		2,025,599

PREFERRED STOCKS - 0.3%
Brazil - 0.3%
Cia Energetica de Minas Gerais	2,922	4,272
Cia Paranaense de Energia, Class B	345	1,987

		6,259

TOTAL PREFERRED STOCKS
(Cost $10,722)		6,259

SECURITIES LENDING COLLATERAL - 4.4%
Daily Assets Fund “Capital Shares”, 0.42% (b)(c)
(Cost $90,104)	90,104	90,104

TOTAL INVESTMENTS - 104.4%
(Cost $2,567,603)†		$2,121,962
Other assets and liabilities, net - (4.4%)		(89,981)

NET ASSETS - 100.0%		$2,031,981

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $2,567,603. At February 29, 2016, net unrealized depreciation for all securities based on tax cost was $445,641. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $21,418 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $467,059.

(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2016 amounted to $86,927, which is 4.3% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

NVDR: Non Voting Depositary Receipt

OJSC: Open Joint Stock Company

PJSC: Private Joint Stock Company

At February 29, 2016 the Deutsche X-trackers MSCI Emerging Markets High Dividend Yield Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Total Investments excluding Securities Lending
Financials	746,861	36.8%
Energy	367,535	18.1
Information Technology	302,633	14.9
Telecommunication Services	237,518	11.7
Consumer Staples	145,107	7.1
Industrials	78,857	3.9
Consumer Discretionary	70,245	3.4
Materials	56,430	2.8
Utilities	18,403	0.9
Health Care	8,269	0.4

Total	2,031,858	100.0%

As of February 29, 2016, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
RBC Capital Markets	3/2/2016	CZK	503,000	USD	20,148	$(69)
The Bank of New York Mellon	3/2/2016	CZK	130,900	USD	5,244	(17)
RBC Capital Markets	3/2/2016	HKD	4,331,106	USD	556,444	(394)
The Bank of New York Mellon	3/2/2016	HKD	62,300	USD	8,012	2
The Bank of New York Mellon	3/2/2016	HKD	122,600	USD	15,753	(10)
RBC Capital Markets	3/2/2016	HUF	4,508,600	USD	15,679	(136)
The Bank of New York Mellon	3/2/2016	HUF	1,213,400	USD	4,220	(36)
RBC Capital Markets	3/2/2016	PLN	151,000	USD	36,962	(839)
The Bank of New York Mellon	3/2/2016	PLN	1,000	USD	248	(3)
RBC Capital Markets	3/2/2016	USD	20,195	CZK	503,000	22
RBC Capital Markets	3/2/2016	USD	85,334	HKD	664,000	34
RBC Capital Markets	3/2/2016	USD	471,584	HKD	3,667,106	(115)
RBC Capital Markets	3/2/2016	USD	15,796	HUF	4,508,600	19
RBC Capital Markets	3/2/2016	USD	37,761	PLN	151,000	40
The Bank of New York Mellon	3/2/2016	USD	5,255	CZK	130,900	6
The Bank of New York Mellon	3/2/2016	USD	22,350	HKD	173,800	(5)
The Bank of New York Mellon	3/2/2016	USD	1,424	HKD	11,100	3
The Bank of New York Mellon	3/2/2016	USD	2,306	HUF	658,300	3
The Bank of New York Mellon	3/2/2016	USD	1,984	HUF	555,100	(36)
The Bank of New York Mellon	3/2/2016	USD	250	PLN	1,000	0
The Bank of New York Mellon	3/3/2016	AED	251,708	USD	67,745	(782)
RBC Capital Markets	3/3/2016	BRL	82,000	USD	20,599	196
State Street Bank & Trust Co.	3/3/2016	BRL	28,085	USD	7,056	68
The Bank of New York Mellon	3/3/2016	BRL	593,854	USD	146,540	(1,222)
Bank of Montreal	3/3/2016	CLP	9,448,000	USD	13,301	(252)
Bank of Montreal	3/3/2016	IDR	330,191,000	USD	23,901	(779)
RBC Capital Markets	3/3/2016	MXN	302,000	USD	16,589	(64)
The Bank of New York Mellon	3/3/2016	MXN	22,900	USD	1,258	(5)
Bank of Montreal	3/3/2016	MYR	529,425	USD	127,594	1,723
RBC Capital Markets	3/3/2016	MYR	47,000	USD	11,168	(7)
The Bank of New York Mellon	3/3/2016	QAR	15,900	USD	4,369	2
The Bank of New York Mellon	3/3/2016	QAR	112,889	USD	30,952	(50)
State Street Bank & Trust Co.	3/3/2016	RUB	1,484,810	USD	19,511	(188)
The Bank of New York Mellon	3/3/2016	RUB	489,000	USD	6,405	(82)
The Bank of New York Mellon	3/3/2016	RUB	7,676,119	USD	101,148	(694)

Bank of Montreal	3/3/2016	THB	3,316,000	USD	92,767	(293)
Bank of Montreal	3/3/2016	THB	250,043	USD	7,000	(17)
The Bank of New York Mellon	3/3/2016	THB	973,939	USD	27,335	2
RBC Capital Markets	3/3/2016	TRY	73,000	USD	24,454	(144)
Bank of Montreal	3/3/2016	TWD	10,604,880	USD	318,107	(1,015)
RBC Capital Markets	3/3/2016	TWD	1,975,800	USD	59,353	(103)
State Street Bank & Trust Co.	3/3/2016	TWD	6,669,953	USD	199,192	(1,520)
State Street Bank & Trust Co.	3/3/2016	TWD	200,160	USD	6,000	(23)
Bank of Montreal	3/3/2016	USD	13,588	CLP	9,448,000	(35)
Bank of Montreal	3/3/2016	USD	24,678	IDR	330,191,000	2
Bank of Montreal	3/3/2016	USD	126,204	MYR	529,425	(333)
Bank of Montreal	3/3/2016	USD	100,083	THB	3,566,043	(6)
Bank of Montreal	3/3/2016	USD	318,561	TWD	10,604,880	561
RBC Capital Markets	3/3/2016	USD	15,454	BRL	63,000	221
RBC Capital Markets	3/3/2016	USD	4,674	BRL	19,000	54
RBC Capital Markets	3/3/2016	USD	16,696	MXN	302,000	(43)
RBC Capital Markets	3/3/2016	USD	6,526	MYR	27,000	(106)
RBC Capital Markets	3/3/2016	USD	4,831	MYR	20,000	(76)
RBC Capital Markets	3/3/2016	USD	24,691	TRY	73,000	(93)
RBC Capital Markets	3/3/2016	USD	37,014	TWD	1,237,000	210
RBC Capital Markets	3/3/2016	USD	22,080	TWD	738,800	152
RBC Capital Markets	3/3/2016	USD	8,506	ZAR	136,000	59
RBC Capital Markets	3/3/2016	USD	264,980	ZAR	4,183,464	(1,505)
RBC Capital Markets	3/3/2016	USD	3,000	ZAR	48,327	44
State Street Bank & Trust Co.	3/3/2016	USD	6,929	BRL	28,085	60
State Street Bank & Trust Co.	3/3/2016	USD	19,860	RUB	1,484,810	(160)
State Street Bank & Trust Co.	3/3/2016	USD	206,558	TWD	6,870,113	177
The Bank of New York Mellon	3/3/2016	USD	57,448	AED	211,008	(1)
The Bank of New York Mellon	3/3/2016	USD	11,081	AED	40,700	(1)
The Bank of New York Mellon	3/3/2016	USD	149,266	BRL	593,854	(1,503)
The Bank of New York Mellon	3/3/2016	USD	1,266	MXN	22,900	(3)
The Bank of New York Mellon	3/3/2016	USD	29,059	QAR	105,789	(6)
The Bank of New York Mellon	3/3/2016	USD	6,318	QAR	23,000	(2)
The Bank of New York Mellon	3/3/2016	USD	108,522	RUB	8,165,119	(192)
The Bank of New York Mellon	3/3/2016	USD	27,312	THB	973,939	21
The Bank of New York Mellon	3/3/2016	USD	12,605	ZAR	199,000	(72)
RBC Capital Markets	3/3/2016	ZAR	77,000	USD	4,803	(47)
RBC Capital Markets	3/3/2016	ZAR	4,290,791	USD	268,295	(1,940)
The Bank of New York Mellon	3/3/2016	ZAR	137,200	USD	8,515	(126)
The Bank of New York Mellon	3/3/2016	ZAR	61,800	USD	3,865	(27)
Bank of Montreal	3/4/2016	KRW	55,591,000	USD	46,365	1,419
Bank of Montreal	3/4/2016	USD	44,777	KRW	55,591,000	169
RBC Capital Markets	4/4/2016	CZK	503,000	USD	20,207	(26)
The Bank of New York Mellon	4/4/2016	CZK	130,900	USD	5,256	(10)
RBC Capital Markets	4/4/2016	HUF	4,508,600	USD	15,790	(20)
The Bank of New York Mellon	4/4/2016	HUF	658,300	USD	2,306	(3)
RBC Capital Markets	4/4/2016	PLN	151,000	USD	37,747	(41)
The Bank of New York Mellon	4/4/2016	PLN	1,000	USD	250	0

RBC Capital Markets	4/5/2016	AED	15,000	USD	4,083	(1)
The Bank of New York Mellon	4/5/2016	AED	211,008	USD	57,438	(4)
The Bank of New York Mellon	4/5/2016	BRL	593,854	USD	147,843	1,442
Bank of Montreal	4/5/2016	CLP	9,448,000	USD	13,546	40
RBC Capital Markets	4/5/2016	HKD	3,667,106	USD	471,673	96
RBC Capital Markets	4/5/2016	HKD	53,000	USD	6,817	1
The Bank of New York Mellon	4/5/2016	HKD	173,800	USD	22,355	5
Bank of Montreal	4/5/2016	IDR	330,191,000	USD	24,550	7
Bank of Montreal	4/5/2016	KRW	55,591,000	USD	44,745	(163)
RBC Capital Markets	4/5/2016	MXN	302,000	USD	16,649	45
The Bank of New York Mellon	4/5/2016	MXN	22,900	USD	1,263	4
Bank of Montreal	4/5/2016	MYR	529,425	USD	126,114	586
RBC Capital Markets	4/5/2016	MYR	20,000	USD	4,747	5
The Bank of New York Mellon	4/5/2016	QAR	105,789	USD	29,030	3
State Street Bank & Trust Co.	4/5/2016	RUB	1,484,810	USD	19,633	113
The Bank of New York Mellon	4/5/2016	RUB	575,000	USD	7,576	17
The Bank of New York Mellon	4/5/2016	RUB	8,165,119	USD	107,587	247
Bank of Montreal	4/5/2016	THB	3,566,043	USD	100,001	17
The Bank of New York Mellon	4/5/2016	THB	216,000	USD	6,057	1
RBC Capital Markets	4/5/2016	TRY	73,000	USD	24,458	101
RBC Capital Markets	4/5/2016	USD	20,429	BRL	82,000	(213)
RBC Capital Markets	4/5/2016	USD	11,155	MYR	47,000	(11)
State Street Bank & Trust Co.	4/5/2016	USD	6,995	BRL	28,085	(71)
The Bank of New York Mellon	4/5/2016	USD	27,334	THB	973,939	(27)
RBC Capital Markets	4/5/2016	ZAR	4,183,464	USD	263,243	1,563
RBC Capital Markets	4/5/2016	ZAR	88,000	USD	5,538	34
RBC Capital Markets	4/5/2016	ZAR	66,000	USD	4,153	25
The Bank of New York Mellon	4/5/2016	ZAR	199,000	USD	12,524	76
Bank of Montreal	4/7/2016	TWD	10,604,880	USD	318,560	(635)
RBC Capital Markets	4/7/2016	TWD	816,000	USD	24,482	(78)
State Street Bank & Trust Co.	4/7/2016	TWD	6,870,113	USD	205,945	(838)
RBC Capital Markets	4/7/2016	USD	59,239	TWD	1,975,800	230

Total net unrealized depreciation						$(7,391)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 29, 2016.

Currency Abbreviations

AED     Arab Emirates Dirham

BRL     Brazilian Real

CLP     Chilean Peso

CZK     Czech Kronua

HKD     Hong Kong Dollar

HUF     Hungarian Forint

IDR     Indonesian Rupiah

KRW     South Korean Won

MXN     Mexican Peso

MYR     Malaysian Ringgit

PLN     Polish Zloty

QAR     Qatari Rial

RUB     Russian Ruble

THB     Thai Baht

TRY     Turkish New Lira

TWD     New Taiwan Dollar

USD     U.S. Dollar

ZAR     South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks (d)	$2,025,599	$—	$—	$2,025,599
Preferred Stocks	6,259	—	—	6,259
Short-Term Investments	90,104	—	—	90,104
Derivatives (e)			—
Forward Foreign Currency Exchange Contracts	—	9,927	—	9,927

Total	$2,121,962	$9,927	$—	$2,131,889

	Level 1	Level 2	Level 3	Total
Liabilities
Derivatives (e)
Forward Foreign Currency Exchange Contracts	$—	$(17,318)	$—	$(17,318)

Total	$—	$(17,318)	$—	$(17,318)

There have been no transfers between fair value measurement levels during the period ended February 29, 2016.

(d)	See Schedule of investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency exchange contracts.

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF

February 29, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 92.9%
Austria - 1.5%
OMV AG	1,286	$33,827

Finland - 16.5%
Elisa OYJ	1,236	44,223
Fortum OYJ	3,862	51,382
Metso OYJ	980	21,748
Nokian Renkaat OYJ	995	32,808
Orion OYJ, Class B	889	30,174
Sampo OYJ, Class A	2,429	109,607
UPM-Kymmene OYJ	4,641	79,013

		368,955

France - 22.3%
AXA SA	4,479	98,888
Bouygues SA	1,762	69,129
CNP Assurances	1,492	22,139
Edenred (a)	1,806	31,788
Eutelsat Communications SA	1,480	44,992
Rexel SA	2,635	32,420
SCOR SE	1,335	46,844
Technip SA	911	45,345
Total SA	2,390	107,574

		499,119

Germany - 17.9%
Allianz SE	695	103,769
Axel Springer SE	387	19,652
Hugo Boss AG	581	33,208
Muenchener Rueckversicherungs-Gesellschaft AG	610	120,475
ProSiebenSat.1 Media SE	1,902	97,817
Volkswagen AG	190	26,622

		401,543

Italy - 12.3%
Atlantia SpA	3,590	89,082
Snam SpA	18,263	98,900
Terna Rete Elettrica Nazionale SpA	13,107	68,498
UnipolSai SpA	9,710	20,017

		276,497

Luxembourg - 3.3%
SES SA FDR	2,838	74,744

Portugal - 2.8%
EDP - Energias de Portugal SA	20,136	62,583

Spain - 16.3%
Abertis Infraestructuras SA	4,510	67,951
Enagas SA	1,868	52,764
Gas Natural SDG SA	3,045	53,415
Mapfre SA	9,406	18,418
Red Electrica Corp. SA	940	74,802
Repsol SA	9,547	98,914

		366,264

TOTAL COMMON STOCKS
(Cost $2,313,646)		2,083,532

PREFERRED STOCKS - 6.6%
Germany - 6.6%
Bayerische Motoren Werke AG	473	32,113
Volkswagen AG	998	116,928

		149,041

TOTAL PREFERRED STOCKS
(Cost $178,052)		149,041

SECURITIES LENDING COLLATERAL - 1.5%
Daily Assets Fund “Capital Shares”, 0.42% (b)(c)
(Cost $34,322)	34,322	34,322

TOTAL INVESTMENTS - 101.0%
(Cost $2,526,020)†		$2,266,895
Other assets and liabilities, net - (1.0%)		(24,107)

NET ASSETS - 100.0%		$2,242,788

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $2,526,020. At February 29, 2016, net unrealized depreciation for all securities based on tax cost was $259,125. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $32,260 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $291,385.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2016 amounted to $7,921, which is 0.4% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

FDR: Fiduciary Depositary Receipt

At February 29, 2016 the Deutsche X-trackers MSCI Eurozone High Dividend Yield Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Total Investments excluding Securities Lending
Financials	540,157	24.2%
Consumer Discretionary	478,884	21.4
Utilities	462,343	20.7
Industrials	312,118	14.0
Energy	285,660	12.8
Materials	79,013	3.5
Telecommunication Services	44,224	2.0
Health Care	30,174	1.4

Total	2,232,573	100.0%

As of February 29, 2016, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Bank of Montreal	3/2/2016	EUR	636,148	USD	688,789	$(3,248)
RBC Capital Markets	3/2/2016	EUR	1,611,079	USD	1,744,409	(8,212)
The Bank of New York Mellon	3/2/2016	EUR	1,000	USD	1,115	27
Bank of Montreal	3/2/2016	USD	686,573	EUR	631,883	825
Bank of Montreal	3/2/2016	USD	2,216	EUR	2,047	10
RBC Capital Markets	3/2/2016	USD	24,932	EUR	23,000	89
RBC Capital Markets	3/2/2016	USD	1,555,968	EUR	1,432,026	1,869
RBC Capital Markets	3/2/2016	USD	163,509	EUR	151,000	757
The Bank of New York Mellon	3/2/2016	USD	1,115	EUR	1,026	1
Bank of Montreal	4/4/2016	EUR	631,285	USD	686,573	(940)
RBC Capital Markets	4/4/2016	EUR	1,430,682	USD	1,555,968	(2,144)
The Bank of New York Mellon	4/4/2016	EUR	1,025	USD	1,115	(2)
RBC Capital Markets	4/4/2016	USD	18,489	EUR	17,000	25
RBC Capital Markets	4/4/2016	USD	11,961	EUR	11,000	19

Total net unrealized depreciation						$(10,924)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 29, 2016.

Currency Abbreviations

EUR     Euro

USD     U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks (d)	$2,083,532	$—	$—	$2,083,532
Preferred Stocks	149,041	—	—	149,041
Short-Term Investments	34,322	—	—	34,322
Derivatives (e)
Forward Foreign Currency Exchange Contracts	—	3,622	—	3,622

Total	$2,266,895	$3,622	$—	$2,270,517

	Level 1	Level 2	Level 3	Total
Liabilities
Derivatives (e)
Forward Foreign Currency Exchange Contracts	$—	$(14,546)	$—	$(14,546)

Total	$—	$(14,546)	$—	$(14,546)

There have been no transfers between fair value measurement levels during the period ended February 29, 2016.

(d)	See Schedule of investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency exchange contracts.

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Dow Jones Hedged International Real Estate ETF

February 29, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.8%
Australia - 13.7%
Astro Japan Property Group REIT	895	$3,731
BWP Trust REIT	9,309	21,527
Charter Hall Retail REIT	6,676	20,537
Dexus Property Group REIT	19,300	103,729
Gateway Lifestyle (a)	4,784	9,356
Goodman Group REIT	31,670	146,703
GPT Group REIT	35,858	125,921
Investa Office Fund REIT	11,736	33,255
Scentre Group REIT	106,007	330,645
Westfield Corp. REIT	38,060	271,653

		1,067,057

Austria - 1.1%
BUWOG AG*	972	20,106
CA Immobilien Anlagen AG*	1,552	26,397
Immofinanz AG *	17,948	36,590

		83,093

Belgium - 0.8%
Befimmo SA REIT	384	21,493
Cofinimmo SA/NV REIT	392	43,070

		64,563

Brazil - 0.4%
BR Malls Participacoes SA	9,071	30,406

Canada - 10.2%
Artis Real Estate Investment Trust REIT	1,286	11,786
Boardwalk Real Estate Investment Trust REIT	489	17,890
Brookfield Asset Management, Inc., Class A	17,093	524,666
Canadian Apartment Properties REIT	1,344	28,479
Canadian Real Estate Investment Trust REIT	685	21,031
Crombie Real Estate Investment Trust REIT	724	7,154
Dream Office Real Estate Investment Trust REIT	1,167	17,044
First Capital Realty, Inc.	2,278	33,000
H&R Real Estate Investment Trust REIT	2,820	39,142
RioCan Real Estate Investment Trust REIT	3,204	60,717
Smart Real Estate Investment Trust REIT	1,263	30,040

		790,949

France - 10.5%
Fonciere des Regions REIT	859	70,618
Gecina SA REIT	728	90,283
Klepierre REIT	3,755	156,901
Mercialys SA REIT	365	8,029
Unibail-Rodamco SE REIT	1,951	487,622

		813,453

Hong Kong - 7.9%
Champion REIT	49,533	24,072
Hang Lung Properties Ltd.	42,830	75,109
Hongkong Land Holdings Ltd.	23,400	137,358
Hysan Development Co. Ltd.	12,421	49,185
Link REIT (The) REIT	44,730	252,173
Prosperity REIT	24,023	8,679
Wheelock & Co. Ltd.	16,704	65,931

		612,507

Italy - 0.2%
Beni Stabili SpA SIIQ REIT	18,635	12,001
Immobiliare Grande Distribuzione SIIQ SpA REIT	5,929	4,757

		16,758

Japan - 24.0%
Activia Properties, Inc. REIT	10	53,745
AEON Mall Co. Ltd.	2,400	34,056
Daibiru Corp.	1,400	11,646
Daiwa Office Investment Corp. REIT	6	38,526
Frontier Real Estate Investment Corp. REIT	10	45,763
Fukuoka REIT Corp. REIT	14	24,112
Global One Real Estate Investment Corp. REIT	3	12,266
Hankyu REIT, Inc.	13	15,680
Heiwa Real Estate Co. Ltd.	700	7,667
Hoshino Resorts REIT, Inc.	1	12,230
Hulic Co. Ltd.	9,100	80,787

Hulic REIT, Inc.	14	22,548
Japan Excellent, Inc. REIT	25	34,411
Japan Prime Realty Investment Corp. REIT	18	73,992
Japan Real Estate Investment Corp. REIT	26	157,031
Japan Rental Housing Investments, Inc. REIT	35	28,185
Japan Retail Fund Investment Corp. REIT	51	116,334
Kenedix Office Investment Corp. REIT	8	46,472
Kenedix Residential Investment Corp. REIT	7	18,482
MCUBS MidCity Investment Corp. REIT	6	18,545
Mitsui Fudosan Co. Ltd.	19,721	458,766
Mori Hills REIT Investment Corp. REIT	28	42,215
MORI TRUST Sogo Reit, Inc. REIT	21	37,584
Nippon Building Fund, Inc. REIT	28	166,130
NTT Urban Development Corp.	2,100	20,524
Orix JREIT, Inc. REIT	46	69,966
Premier Investment Corp. REIT	22	27,687
Tokyu Fudosan Holdings Corp.	10,400	65,856
TOKYU REIT, Inc. REIT	18	25,973
Top REIT, Inc.	3	11,587
United Urban Investment Corp. REIT	55	86,533

		1,865,299

Malaysia - 0.1%
KLCC Property Holdings Bhd (a)	6,400	10,654

Netherlands - 1.4%
Atrium European Real Estate Ltd.*	3,328	11,375
Eurocommercial Properties NV	929	38,944
Vastned Retail NV REIT	365	15,645
Wereldhave NV REIT	783	39,804

		105,768

New Zealand - 0.8%
Argosy Property Ltd.	14,796	11,065
Goodman Property Trust REIT	19,129	15,881
Kiwi Property Group Ltd.	24,189	21,756
Precinct Properties New Zealand Ltd.	18,544	15,151

		63,853

Philippines - 2.5%
Ayala Land, Inc.	116,100	80,086
Robinsons Land Corp.	30,900	17,058
SM Prime Holdings, Inc.	234,085	101,905

		199,049

Poland - 0.1%
Echo Investment SA	4,335	5,839

Singapore - 6.8%
Ascendas Real Estate Investment Trust REIT	42,500	73,151
Cambridge Industrial Trust REIT	23,000	8,588
CapitaLand Commercial Trust REIT	39,900	40,581
CapitaLand Ltd.	50,900	107,882
CapitaLand Mall Trust REIT	53,100	82,709
Frasers Commercial Trust REIT	9,900	8,661
Global Logistic Properties Ltd.	60,300	75,482
GuocoLand Ltd.	6,200	7,585
Keppel REIT	33,000	22,063
Mapletree Logistics Trust REIT	28,600	19,833
Starhill Global REIT	26,700	14,147
Suntec Real Estate Investment Trust REIT	50,900	60,457
United Industrial Corp. Ltd.	4,100	8,398

		529,537

South Africa - 1.3%
Growthpoint Properties Ltd. REIT (b)	43,305	66,016
Hyprop Investments Ltd. REIT	4,131	27,083
SA Corporate Real Estate Fund Nominees Pty Ltd. REIT	28,474	8,254

		101,353

Sweden - 1.5%
Castellum AB	3,376	51,142
Fabege AB	2,825	43,883
Kungsleden AB	3,027	20,329

		115,354

Switzerland - 2.4%
PSP Swiss Property AG*	797	68,046
Swiss Prime Site AG*	1,400	117,006

		185,052

Thailand - 0.4%
Central Pattana PCL	26,000	33,932

Turkey - 0.1%
Is Gayrimenkul Yatirim Ortakligi AS REIT	8,045	4,748

United Kingdom - 13.6%
Big Yellow Group PLC REIT	2,866	29,260
British Land Co. PLC REIT	20,568	188,655
Capital & Counties Properties PLC	14,941	67,170
Derwent London PLC REIT	2,250	94,983
Grainger PLC	7,961	24,000
Great Portland Estates PLC REIT	6,968	67,695
Hammerson PLC REIT	15,669	119,840
Intu Properties PLC REIT	16,089	67,225
Land Securities Group PLC REIT	15,948	223,969
Segro PLC REIT	15,026	86,897
Shaftesbury PLC REIT	5,628	67,249
Workspace Group PLC REIT	2,271	22,901

		1,059,844

TOTAL COMMON STOCKS
(Cost $8,172,725)		7,759,068

SECURITIES LENDING COLLATERAL - 0.8%
Daily Assets Fund “Capital Shares”, 0.42% (c)(d)
(Cost $65,822)	65,822	65,822

TOTAL INVESTMENTS - 100.6%
(Cost $8,238,547)†		$7,824,890
Other assets and liabilities, net - (0.6%)		(49,039)

NET ASSETS - 100.0%		$7,775,851

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.

†	The cost for federal income tax purposes was $8,248,234. At February 29, 2016, net unrealized depreciation for all securities based on tax cost was $423,344. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $224,774 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $628,744.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2016 amounted to $62,714, which is 0.8% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

At February 29, 2016 the Deutsche X-trackers Dow Jones Hedged International Real Estate ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Total Investments excluding Securities Lending
Diversified	2,720,815	35.0%
Real Estate Operations/Development	1,953,808	25.2
Shopping Centers	1,426,230	18.4
Office Property	897,473	11.6
Real Estate Management/Services	596,435	7.7
Apartments	93,036	1.2
Storage	29,260	0.4
Warehouse/Industry	21,527	0.3
Hotels	12,230	0.1
Property Trust	8,254	0.1

Total	7,759,068	100.0%

As of February 29, 2016, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Canadian Imperial Bank of Commerce	3/2/2016	CHF	49,500	USD	48,361	$(1,214)
JP Morgan & Chase Co.	3/2/2016	CHF	2,000	USD	1,954	(49)
State Street Bank & Trust Co.	3/2/2016	CHF	25,000	USD	25,760	722
State Street Bank & Trust Co.	3/2/2016	CHF	100,233	USD	97,927	(2,456)
The Bank of New York Mellon	3/2/2016	CHF	700	USD	684	(17)
The Bank of New York Mellon	3/2/2016	CHF	2,500	USD	2,455	(49)
Canadian Imperial Bank of Commerce	3/2/2016	EUR	304,500	USD	329,700	(1,551)
JP Morgan & Chase Co.	3/2/2016	EUR	3,000	USD	3,260	(4)
State Street Bank & Trust Co.	3/2/2016	EUR	590,932	USD	639,849	(2,999)
State Street Bank & Trust Co.	3/2/2016	EUR	135,000	USD	152,537	5,676
The Bank of New York Mellon	3/2/2016	EUR	5,200	USD	5,681	24
The Bank of New York Mellon	3/2/2016	EUR	4,100	USD	4,468	8
Canadian Imperial Bank of Commerce	3/2/2016	GBP	255,500	USD	362,429	6,812
JP Morgan & Chase Co.	3/2/2016	GBP	4,000	USD	5,574	7
State Street Bank & Trust Co.	3/2/2016	GBP	108,000	USD	156,223	5,904
State Street Bank & Trust Co.	3/2/2016	GBP	497,650	USD	705,937	13,284
The Bank of New York Mellon	3/2/2016	GBP	1,600	USD	2,270	43
The Bank of New York Mellon	3/2/2016	GBP	4,700	USD	6,775	233
The Bank of New York Mellon	3/2/2016	GBP	3,100	USD	4,476	161
JP Morgan & Chase Co.	3/2/2016	HKD	139,000	USD	17,861	(10)
State Street Bank & Trust Co.	3/2/2016	HKD	965,509	USD	124,061	(72)
State Street Bank & Trust Co.	3/2/2016	HKD	526,000	USD	67,441	(185)
The Bank of New York Mellon	3/2/2016	HKD	2,354,300	USD	302,502	(183)
The Bank of New York Mellon	3/2/2016	HKD	36,700	USD	4,707	(11)
The Bank of New York Mellon	3/2/2016	HKD	29,800	USD	3,832	1
Canadian Imperial Bank of Commerce	3/2/2016	PLN	34,500	USD	8,445	(191)
State Street Bank & Trust Co.	3/2/2016	PLN	3,000	USD	762	11
Canadian Imperial Bank of Commerce	3/2/2016	SEK	281,500	USD	32,855	(24)
JP Morgan & Chase Co.	3/2/2016	SEK	7,000	USD	815	(3)
State Street Bank & Trust Co.	3/2/2016	SEK	562,855	USD	65,696	(44)
State Street Bank & Trust Co.	3/2/2016	SEK	130,000	USD	15,457	273
The Bank of New York Mellon	3/2/2016	SEK	7,800	USD	910	(1)
Canadian Imperial Bank of Commerce	3/2/2016	USD	49,699	CHF	49,500	(124)
Canadian Imperial Bank of Commerce	3/2/2016	USD	329,442	EUR	303,200	396
Canadian Imperial Bank of Commerce	3/2/2016	USD	1,408	EUR	1,300	7
Canadian Imperial Bank of Commerce	3/2/2016	USD	356,065	GBP	255,500	(448)
Canadian Imperial Bank of Commerce	3/2/2016	USD	2,252	PLN	9,200	51
Canadian Imperial Bank of Commerce	3/2/2016	USD	6,327	PLN	25,300	7
Canadian Imperial Bank of Commerce	3/2/2016	USD	32,775	SEK	281,500	103
JP Morgan & Chase Co.	3/2/2016	USD	2,008	CHF	2,000	(5)
JP Morgan & Chase Co.	3/2/2016	USD	3,248	EUR	3,000	15
JP Morgan & Chase Co.	3/2/2016	USD	5,674	GBP	4,000	(107)
JP Morgan & Chase Co.	3/2/2016	USD	17,875	HKD	139,000	(4)

JP Morgan & Chase Co.	3/2/2016	USD	817	SEK	7,000	1
State Street Bank & Trust Co.	3/2/2016	USD	125,736	CHF	125,233	(315)
State Street Bank & Trust Co.	3/2/2016	USD	46,563	EUR	43,000	215
State Street Bank & Trust Co.	3/2/2016	USD	732,261	EUR	673,932	880
State Street Bank & Trust Co.	3/2/2016	USD	9,752	EUR	9,000	38
State Street Bank & Trust Co.	3/2/2016	USD	14,198	GBP	10,000	(279)
State Street Bank & Trust Co.	3/2/2016	USD	100,722	GBP	71,000	(1,901)
State Street Bank & Trust Co.	3/2/2016	USD	731,152	GBP	524,650	(920)
State Street Bank & Trust Co.	3/2/2016	USD	42,792	HKD	333,000	20
State Street Bank & Trust Co.	3/2/2016	USD	148,982	HKD	1,158,509	(36)
State Street Bank & Trust Co.	3/2/2016	USD	750	PLN	3,000	1
State Street Bank & Trust Co.	3/2/2016	USD	4,202	SEK	36,000	2
State Street Bank & Trust Co.	3/2/2016	USD	76,477	SEK	656,855	242
The Bank of New York Mellon	3/2/2016	USD	3,213	CHF	3,200	(8)
The Bank of New York Mellon	3/2/2016	USD	10,105	EUR	9,300	12
The Bank of New York Mellon	3/2/2016	USD	10,731	GBP	7,700	(13)
The Bank of New York Mellon	3/2/2016	USD	2,457	GBP	1,700	(91)
The Bank of New York Mellon	3/2/2016	USD	311,311	HKD	2,420,800	(76)
The Bank of New York Mellon	3/2/2016	USD	908	SEK	7,800	3
Canadian Imperial Bank of Commerce	3/3/2016	AUD	775,160	USD	547,527	(5,661)
JP Morgan & Chase Co.	3/3/2016	AUD	10,000	USD	7,143	6
State Street Bank & Trust Co.	3/3/2016	AUD	13,000	USD	9,183	(94)
State Street Bank & Trust Co.	3/3/2016	AUD	464,673	USD	328,213	(3,397)
State Street Bank & Trust Co.	3/3/2016	AUD	209,000	USD	147,567	(1,585)
The Bank of New York Mellon	3/3/2016	AUD	18,700	USD	13,209	(137)
The Bank of New York Mellon	3/3/2016	AUD	21,200	USD	14,928	(201)
State Street Bank & Trust Co.	3/3/2016	BRL	18,000	USD	4,522	44
The Bank of New York Mellon	3/3/2016	BRL	15,982	USD	4,008	32
The Bank of New York Mellon	3/3/2016	BRL	104,784	USD	25,857	(216)
Canadian Imperial Bank of Commerce	3/3/2016	CAD	616,469	USD	438,063	(17,569)
JP Morgan & Chase Co.	3/3/2016	CAD	9,000	USD	6,644	(8)
State Street Bank & Trust Co.	3/3/2016	CAD	327,500	USD	232,724	(9,331)
State Street Bank & Trust Co.	3/3/2016	CAD	146,000	USD	105,221	(2,687)
The Bank of New York Mellon	3/3/2016	CAD	21,100	USD	15,052	(543)
The Bank of New York Mellon	3/3/2016	CAD	18,400	USD	13,076	(524)
Canadian Imperial Bank of Commerce	3/3/2016	JPY	113,196,710	USD	935,464	(68,567)
JP Morgan & Chase Co.	3/3/2016	JPY	148,000	USD	1,311	(2)
State Street Bank & Trust Co.	3/3/2016	JPY	5,864,115	USD	50,000	(2,013)
State Street Bank & Trust Co.	3/3/2016	JPY	29,102,000	USD	253,068	(5,061)
State Street Bank & Trust Co.	3/3/2016	JPY	70,065,500	USD	579,044	(42,422)
The Bank of New York Mellon	3/3/2016	JPY	4,094,200	USD	34,141	(2,174)
State Street Bank & Trust Co.	3/3/2016	MYR	9,000	USD	2,157	17
State Street Bank & Trust Co.	3/3/2016	MYR	54,106	USD	13,101	237
Canadian Imperial Bank of Commerce	3/3/2016	NZD	27,300	USD	17,631	(353)
State Street Bank & Trust Co.	3/3/2016	NZD	14,000	USD	9,270	47
State Street Bank & Trust Co.	3/3/2016	NZD	52,479	USD	33,894	(678)
JP Morgan & Chase Co.	3/3/2016	PHP	61,000	USD	1,287	4
State Street Bank & Trust Co.	3/3/2016	PHP	1,319,000	USD	27,548	(187)
State Street Bank & Trust Co.	3/3/2016	PHP	8,377,104	USD	174,814	(1,332)

Canadian Imperial Bank of Commerce	3/3/2016	SGD	212,000	USD	148,845	(1,928)
JP Morgan & Chase Co.	3/3/2016	SGD	2,000	USD	1,422	0
State Street Bank & Trust Co.	3/3/2016	SGD	105,000	USD	75,133	458
State Street Bank & Trust Co.	3/3/2016	SGD	456,910	USD	320,816	(4,136)
The Bank of New York Mellon	3/3/2016	SGD	12,200	USD	8,566	(111)
The Bank of New York Mellon	3/3/2016	SGD	5,900	USD	4,127	(69)
Canadian Imperial Bank of Commerce	3/3/2016	THB	335,000	USD	9,366	(36)
State Street Bank & Trust Co.	3/3/2016	THB	168,000	USD	4,744	29
State Street Bank & Trust Co.	3/3/2016	THB	658,037	USD	18,440	(27)
Canadian Imperial Bank of Commerce	3/3/2016	TRY	6,902	USD	2,313	(13)
State Street Bank & Trust Co.	3/3/2016	TRY	2,000	USD	676	2
State Street Bank & Trust Co.	3/3/2016	TRY	3,500	USD	1,172	(7)
The Bank of New York Mellon	3/3/2016	TRY	100	USD	34	0
Canadian Imperial Bank of Commerce	3/3/2016	USD	553,658	AUD	775,160	(470)
Canadian Imperial Bank of Commerce	3/3/2016	USD	455,093	CAD	616,469	539
Canadian Imperial Bank of Commerce	3/3/2016	USD	999,367	JPY	112,803,510	1,176
Canadian Imperial Bank of Commerce	3/3/2016	USD	3,249	JPY	393,200	238
Canadian Imperial Bank of Commerce	3/3/2016	USD	18,000	NZD	27,300	(16)
Canadian Imperial Bank of Commerce	3/3/2016	USD	150,723	SGD	212,000	50
Canadian Imperial Bank of Commerce	3/3/2016	USD	9,402	THB	335,000	(1)
Canadian Imperial Bank of Commerce	3/3/2016	USD	2,336	TRY	6,902	(10)
Canadian Imperial Bank of Commerce	3/3/2016	USD	9,625	ZAR	153,900	68
Canadian Imperial Bank of Commerce	3/3/2016	USD	19,582	ZAR	309,100	(115)
JP Morgan & Chase Co.	3/3/2016	USD	7,063	AUD	10,000	74
JP Morgan & Chase Co.	3/3/2016	USD	6,396	CAD	9,000	256
JP Morgan & Chase Co.	3/3/2016	USD	1,223	JPY	148,000	90
JP Morgan & Chase Co.	3/3/2016	USD	1,272	PHP	61,000	10
JP Morgan & Chase Co.	3/3/2016	USD	1,404	SGD	2,000	18
JP Morgan & Chase Co.	3/3/2016	USD	563	ZAR	9,000	4
State Street Bank & Trust Co.	3/3/2016	USD	465,546	AUD	651,825	(375)
State Street Bank & Trust Co.	3/3/2016	USD	25,000	AUD	34,848	(131)
State Street Bank & Trust Co.	3/3/2016	USD	4,441	BRL	18,000	38
State Street Bank & Trust Co.	3/3/2016	USD	308,175	CAD	417,455	366
State Street Bank & Trust Co.	3/3/2016	USD	31,976	CAD	45,000	1,284
State Street Bank & Trust Co.	3/3/2016	USD	8,000	CAD	11,045	163
State Street Bank & Trust Co.	3/3/2016	USD	27,607	JPY	3,340,000	2,018
State Street Bank & Trust Co.	3/3/2016	USD	776,399	JPY	87,634,615	901
State Street Bank & Trust Co.	3/3/2016	USD	116,179	JPY	14,057,000	8,503
State Street Bank & Trust Co.	3/3/2016	USD	14,989	MYR	63,106	14
State Street Bank & Trust Co.	3/3/2016	USD	43,830	NZD	66,479	(36)
State Street Bank & Trust Co.	3/3/2016	USD	11,227	PHP	538,000	85
State Street Bank & Trust Co.	3/3/2016	USD	193,168	PHP	9,158,104	(600)
State Street Bank & Trust Co.	3/3/2016	USD	346,882	SGD	487,910	117
State Street Bank & Trust Co.	3/3/2016	USD	51,968	SGD	74,000	661
State Street Bank & Trust Co.	3/3/2016	USD	23,184	THB	826,037	(2)
State Street Bank & Trust Co.	3/3/2016	USD	1,860	TRY	5,500	(7)
State Street Bank & Trust Co.	3/3/2016	USD	76,444	ZAR	1,206,894	(434)
The Bank of New York Mellon	3/3/2016	USD	19,811	AUD	27,800	28
The Bank of New York Mellon	3/3/2016	USD	2,132	AUD	3,000	9

The Bank of New York Mellon	3/3/2016	USD	6,499	AUD	9,100	(5)
The Bank of New York Mellon	3/3/2016	USD	30,354	BRL	120,765	(306)
The Bank of New York Mellon	3/3/2016	USD	29,160	CAD	39,500	35
The Bank of New York Mellon	3/3/2016	USD	36,273	JPY	4,094,200	42
The Bank of New York Mellon	3/3/2016	USD	2,139	SGD	3,000	(5)
The Bank of New York Mellon	3/3/2016	USD	10,735	SGD	15,100	4
The Bank of New York Mellon	3/3/2016	USD	34	TRY	100	0
Canadian Imperial Bank of Commerce	3/3/2016	ZAR	463,000	USD	28,957	(203)
JP Morgan & Chase Co.	3/3/2016	ZAR	9,000	USD	570	3
State Street Bank & Trust Co.	3/3/2016	ZAR	214,000	USD	13,258	(220)
State Street Bank & Trust Co.	3/3/2016	ZAR	992,894	USD	62,090	(443)
Canadian Imperial Bank of Commerce	4/4/2016	CHF	49,500	USD	49,779	110
JP Morgan & Chase Co.	4/4/2016	CHF	2,000	USD	2,011	4
State Street Bank & Trust Co.	4/4/2016	CHF	125,233	USD	125,935	275
State Street Bank & Trust Co.	4/4/2016	CHF	5,000	USD	5,029	12
The Bank of New York Mellon	4/4/2016	CHF	3,200	USD	3,218	7
Canadian Imperial Bank of Commerce	4/4/2016	EUR	303,200	USD	329,753	(453)
State Street Bank & Trust Co.	4/4/2016	EUR	20,000	USD	21,753	(28)
State Street Bank & Trust Co.	4/4/2016	EUR	673,932	USD	732,962	(997)
The Bank of New York Mellon	4/4/2016	EUR	9,300	USD	10,114	(14)
Canadian Imperial Bank of Commerce	4/4/2016	GBP	255,500	USD	356,102	436
State Street Bank & Trust Co.	4/4/2016	GBP	4,000	USD	5,566	(2)
State Street Bank & Trust Co.	4/4/2016	GBP	524,650	USD	731,234	900
The Bank of New York Mellon	4/4/2016	GBP	7,700	USD	10,732	13
Canadian Imperial Bank of Commerce	4/4/2016	PLN	25,300	USD	6,324	(7)
State Street Bank & Trust Co.	4/4/2016	PLN	3,000	USD	750	(1)
Canadian Imperial Bank of Commerce	4/4/2016	SEK	281,500	USD	32,815	(111)
State Street Bank & Trust Co.	4/4/2016	SEK	656,855	USD	76,573	(257)
State Street Bank & Trust Co.	4/4/2016	SEK	49,000	USD	5,712	(19)
The Bank of New York Mellon	4/4/2016	SEK	7,800	USD	909	(3)
JP Morgan & Chase Co.	4/4/2016	USD	3,263	EUR	3,000	5
JP Morgan & Chase Co.	4/4/2016	USD	5,575	GBP	4,000	(7)
JP Morgan & Chase Co.	4/4/2016	USD	816	SEK	7,000	3
State Street Bank & Trust Co.	4/4/2016	USD	6,527	EUR	6,000	8
State Street Bank & Trust Co.	4/4/2016	USD	30,661	GBP	22,000	(36)
Canadian Imperial Bank of Commerce	4/5/2016	AUD	775,160	USD	552,813	510
State Street Bank & Trust Co.	4/5/2016	AUD	651,825	USD	464,842	416
State Street Bank & Trust Co.	4/5/2016	AUD	91,000	USD	64,892	55
The Bank of New York Mellon	4/5/2016	AUD	9,100	USD	6,489	6
The Bank of New York Mellon	4/5/2016	BRL	120,765	USD	30,065	293
Canadian Imperial Bank of Commerce	4/5/2016	CAD	616,469	USD	455,089	(552)
State Street Bank & Trust Co.	4/5/2016	CAD	42,000	USD	31,004	(39)
State Street Bank & Trust Co.	4/5/2016	CAD	417,455	USD	308,185	(363)
The Bank of New York Mellon	4/5/2016	CAD	39,500	USD	29,161	(34)
JP Morgan & Chase Co.	4/5/2016	HKD	139,000	USD	17,878	3
State Street Bank & Trust Co.	4/5/2016	HKD	1,158,509	USD	149,011	31
The Bank of New York Mellon	4/5/2016	HKD	2,420,800	USD	311,369	62
Canadian Imperial Bank of Commerce	4/5/2016	JPY	112,803,510	USD	1,000,466	(1,243)
State Street Bank & Trust Co.	4/5/2016	JPY	1,835,000	USD	16,268	(27)

State Street Bank & Trust Co.	4/5/2016	JPY	87,634,615	USD	777,254	(952)
State Street Bank & Trust Co.	4/5/2016	JPY	16,913,000	USD	150,019	(170)
The Bank of New York Mellon	4/5/2016	JPY	4,094,200	USD	36,312	(45)
State Street Bank & Trust Co.	4/5/2016	MYR	63,106	USD	14,979	16
Canadian Imperial Bank of Commerce	4/5/2016	NZD	27,300	USD	17,964	17
State Street Bank & Trust Co.	4/5/2016	NZD	66,479	USD	43,744	39
State Street Bank & Trust Co.	4/5/2016	PHP	9,158,104	USD	192,640	414
State Street Bank & Trust Co.	4/5/2016	PHP	195,000	USD	4,102	9
Canadian Imperial Bank of Commerce	4/5/2016	SGD	212,000	USD	150,614	(49)
State Street Bank & Trust Co.	4/5/2016	SGD	33,000	USD	23,443	(10)
State Street Bank & Trust Co.	4/5/2016	SGD	487,910	USD	346,638	(106)
The Bank of New York Mellon	4/5/2016	SGD	15,100	USD	10,728	(3)
Canadian Imperial Bank of Commerce	4/5/2016	THB	335,000	USD	9,394	2
State Street Bank & Trust Co.	4/5/2016	THB	826,037	USD	23,177	17
Canadian Imperial Bank of Commerce	4/5/2016	TRY	6,902	USD	2,313	10
State Street Bank & Trust Co.	4/5/2016	TRY	5,500	USD	1,843	7
The Bank of New York Mellon	4/5/2016	TRY	100	USD	34	0
JP Morgan & Chase Co.	4/5/2016	USD	7,131	AUD	10,000	(6)
JP Morgan & Chase Co.	4/5/2016	USD	6,644	CAD	9,000	8
JP Morgan & Chase Co.	4/5/2016	USD	1,313	JPY	148,000	2
JP Morgan & Chase Co.	4/5/2016	USD	1,283	PHP	61,000	(3)
JP Morgan & Chase Co.	4/5/2016	USD	1,421	SGD	2,000	0
JP Morgan & Chase Co.	4/5/2016	USD	566	ZAR	9,000	(3)
State Street Bank & Trust Co.	4/5/2016	USD	4,483	BRL	18,000	(46)
Canadian Imperial Bank of Commerce	4/5/2016	ZAR	309,100	USD	19,455	120
State Street Bank & Trust Co.	4/5/2016	ZAR	1,206,894	USD	75,956	463
State Street Bank & Trust Co.	4/5/2016	ZAR	110,000	USD	6,922	41

Total net unrealized depreciation						$(136,288)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 29, 2016.

Currency Abbreviations

AUD     Australian Dollar

BRL     Brazilian Real

CAD     Canadian Dollar

CHF     Swiss Franc

EUR     Euro

GBP     Pound Sterling

HKD     Hong Kong Dollar

JPY     Japanese Yen

MYR     Malaysian Ringgit

NZD     New Zealand Dollar

PHP     Phillippine Peso

PLN     Polish Zloty

SEK     Swedish Krona

SGD     Singapore Dollar

THB     Thai Baht

TRY     Turkish New Lira

USD     U.S. Dollar

ZAR     South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks (e)	$7,759,068	$—	$—	$7,759,068
Short-Term Investments	65,822	—	—	65,822
Derivatives (f)
Forward Foreign Currency Exchange Contracts	—	57,136	—	57,136

Total	$7,824,890	$57,136	$—	$7,882,026

	Level 1	Level 2	Level 3	Total
Liabilities
Derivatives (f)
Forward Foreign Currency Exchange Contracts	$—	$(193,424)	$—	$(193,424)

Total	$—	$(193,424)	$—	$(193,424)

There have been no transfers between fair value measurement levels during the period ended February 29, 2016.

(e)	See Schedule of investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Japan JPX-Nikkei 400 Equity ETF

February 29, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.9%
Consumer Discretionary - 17.9%
AISIN SEIKI Co. Ltd.	1,100	$44,049
AOKI Holdings, Inc.	100	1,125
ASICS Corp.	1,100	20,036
Bandai Namco Holdings, Inc.	1,100	21,917
Benesse Holdings, Inc.	900	27,349
Bridgestone Corp.	3,300	115,569
Casio Computer Co. Ltd. (a)	1,100	20,260
CyberAgent, Inc.	100	4,111
Daihatsu Motor Co. Ltd.	1,100	15,281
DAIICHIKOSHO Co. Ltd.	100	4,182
DENSO Corp.	2,200	81,607
Dentsu, Inc.	1,100	51,163
Don Quijote Holdings Co. Ltd.	900	30,100
Eagle Industry Co. Ltd.	100	1,237
EXEDY Corp.	200	3,989
Fast Retailing Co. Ltd. (a)	100	27,765
Fuji Heavy Industries Ltd.	3,300	108,056
Fuji Media Holdings, Inc.	1,100	12,581
Geo Holdings Corp.	100	1,495
Hakuhodo DY Holdings, Inc.	1,200	13,565
Haseko Corp.	1,100	9,521
Heiwa Corp.	100	2,063
Hikari Tsushin, Inc.	100	7,061
HIS Co. Ltd.	100	2,844
Honda Motor Co. Ltd.	5,500	140,673
Iida Group Holdings Co. Ltd.	400	7,325
Isetan Mitsukoshi Holdings Ltd.	1,200	13,948
Isuzu Motors Ltd.	3,300	33,037
Izumi Co. Ltd.	100	3,765
J. Front Retailing Co. Ltd.	1,100	12,825
Koito Manufacturing Co. Ltd.	900	39,668
K’S HOLDINGS Corp.	100	3,251
Mazda Motor Corp.	2,300	32,052
Misawa Homes Co. Ltd.	100	632
MITSUBA Corp.	100	1,332
Mitsubishi Motors Corp.	3,400	24,218
NGK Spark Plug Co. Ltd.	1,100	20,553
NHK Spring Co. Ltd.	1,100	10,047
Nifco, Inc.	100	4,518
Nikon Corp.	1,200	18,254
Nippon Television Holdings, Inc.	1,100	18,818
Nissan Motor Co. Ltd.	13,300	120,716
Nitori Holdings Co. Ltd.	800	61,449
NOK Corp.	100	1,613
Oriental Land Co. Ltd.	1,100	75,321
Panasonic Corp.	12,100	102,299
Pressance Corp.	100	3,145
Rakuten, Inc.	4,400	41,827
Resorttrust, Inc.	100	2,304
Rinnai Corp.	100	8,602
Ryohin Keikaku Co. Ltd.	100	20,368
Sanrio Co. Ltd.	100	1,957
Sega Sammy Holdings, Inc.	1,100	11,636
Sekisui Chemical Co. Ltd.	1,300	14,408
Sekisui House Ltd.	3,300	53,765
Seria Co. Ltd.	100	5,431
Shimano, Inc.	800	125,165
Stanley Electric Co. Ltd. (a)	200	4,440
Start Today Co. Ltd.	800	25,302
Sumitomo Electric Industries Ltd.	3,400	40,785
Sumitomo Forestry Co. Ltd.	800	8,937
Sumitomo Rubber Industries Ltd.	800	11,439
Suzuki Motor Corp.	2,200	55,071
Toho Co. Ltd.	100	2,448
TOKAI RIKA Co. Ltd.	100	1,971
Toyo Tire & Rubber Co. Ltd.	200	3,035
Toyoda Gosei Co. Ltd.	200	3,825
Toyota Boshoku Corp.	100	1,579
Toyota Industries Corp.	1,100	46,290
Toyota Motor Corp.	3,300	172,404
TS TECH Co. Ltd.	200	4,446
Unipres Corp.	100	1,812
United Arrows Ltd. (a)	100	4,607
USEN Corp. *	100	245
USS Co. Ltd.	1,100	17,317
VT HOLDINGS Co. Ltd.	100	552
Yamaha Corp.	300	8,372
Yamaha Motor Co. Ltd.	1,200	17,882
Yokohama Rubber Co. Ltd. (The)	800	12,765

		2,107,372

Consumer Staples - 9.1%
Aeon Co. Ltd. (a)	3,400	44,580

Ain Holdings, Inc.	100	4,545
Ajinomoto Co., Inc.	1,000	24,509
Asahi Group Holdings Ltd.	2,200	64,631
Calbee, Inc.	100	4,049
Ci:z Holdings Co. Ltd.	1,000	16,390
FamilyMart Co. Ltd.	900	43,216
ITO EN Ltd.	100	2,839
Japan Tobacco, Inc.	5,500	218,782
Kao Corp.	2,300	116,126
Kewpie Corp.	200	4,477
Kirin Holdings Co. Ltd.	4,400	57,965
Kobayashi Pharmaceutical Co. Ltd.	100	8,549
Kose Corp.	100	8,602
Lawson, Inc.	100	7,708
Matsumotokiyoshi Holdings Co. Ltd.	100	4,456
MEIJI Holdings Co. Ltd.	1,200	96,319
Nissin Foods Holdings Co. Ltd.	100	4,589
Pigeon Corp.	1,000	23,353
Seven & i Holdings Co. Ltd.	3,400	135,398
Shiseido Co. Ltd.	1,400	30,499
Sugi Holdings Co. Ltd.	100	4,704
Sundrug Co. Ltd.	100	6,600
Toyo Suisan Kaisha Ltd.	800	28,669
TSURUHA HOLDINGS, Inc.	100	8,461
Unicharm Corp.	2,200	47,869
Valor Holdings Co. Ltd. (a)	100	2,161
Welcia Holdings Co. Ltd.	100	4,944
Yakult Honsha Co. Ltd.	800	38,202

		1,063,192

Energy - 0.4%
INPEX Corp.	5,600	40,509
NIPPON GAS Co. Ltd.	100	1,846
Showa Shell Sekiyu KK	1,100	8,615

		50,970

Financials - 18.1%
Acom Co. Ltd.*	2,100	9,358
AEON Financial Service Co. Ltd. (a)	100	2,234
AEON Mall Co. Ltd.	100	1,417
Aozora Bank Ltd.	10,000	32,514
Bank of Yokohama Ltd. (The)	1,000	4,532
Chiba Bank Ltd. (The)	9,000	42,179
Chugoku Bank Ltd. (The)	1,100	11,597
Credit Saison Co. Ltd.	1,000	16,939
Dai-ichi Life Insurance Co. Ltd. (The)	5,600	67,870
Daikyo, Inc.	1,000	1,586
Daito Trust Construction Co. Ltd.	800	108,297
Daiwa House Industry Co. Ltd.	3,300	90,339
Daiwa Securities Group, Inc.	11,000	64,972
Fukuoka Financial Group, Inc.	10,000	31,716
Hiroshima Bank Ltd. (The)	1,000	3,730
Hitachi Capital Corp.	100	2,146
Hokuhoku Financial Group, Inc.	1,000	1,488
Hulic Co. Ltd.	1,200	10,642
Iyo Bank Ltd. (The)	1,200	8,303
Japan Exchange Group, Inc.	2,400	37,231
Joyo Bank Ltd. (The)	10,000	34,640
Leopalace21 Corp.*	1,100	6,383
Matsui Securities Co. Ltd.	100	850
Mitsubishi Estate Co. Ltd.	9,000	166,924
Mitsubishi UFJ Financial Group, Inc.	29,600	127,604
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,200	9,492
Mitsui Fudosan Co. Ltd.	10,000	232,381
Mizuho Financial Group, Inc.	100,100	147,301
MS&AD Insurance Group Holdings, Inc.	2,300	62,617
Nihon M&A Center, Inc.	100	4,731
Nishi-Nippon City Bank Ltd. (The)	1,000	1,807
Nomura Holdings, Inc.	17,400	73,377
Nomura Real Estate Holdings, Inc.	1,000	17,905
NTT Urban Development Corp.	100	976
Okasan Securities Group, Inc.	1,000	4,749
ORIX Corp.	6,600	86,363
Relo Holdings, Inc.	100	12,252
Resona Holdings, Inc.	11,100	38,844
SBI Holdings, Inc.	200	1,825
Seven Bank Ltd.	3,300	14,092
Shinsei Bank Ltd.	11,000	13,059
Shizuoka Bank Ltd. (The)	8,000	58,543
Sompo Japan Nipponkoa Holdings, Inc.	2,000	57,586
Sony Financial Holdings, Inc.	1,100	15,349

Sumitomo Mitsui Financial Group, Inc.	4,400	123,336
Sumitomo Mitsui Trust Holdings, Inc.	22,000	64,065
Sumitomo Real Estate Sales Co. Ltd.	100	1,831
Suruga Bank Ltd.	1,100	17,619
T&D Holdings, Inc.	3,300	32,554
Takara Leben Co. Ltd.	1,100	5,828
Tokai Tokyo Financial Holdings, Inc.	1,100	5,350
Tokio Marine Holdings, Inc.	3,400	118,559
Tokyu Fudosan Holdings Corp.	2,300	14,549

		2,122,431

Health Care - 10.6%
Alfresa Holdings Corp.	1,100	19,919
Astellas Pharma, Inc.	11,100	159,702
Chugai Pharmaceutical Co. Ltd.	1,100	32,647
Daiichi Sankyo Co. Ltd.	3,300	68,880
Eisai Co. Ltd.	1,100	67,808
Hisamitsu Pharmaceutical Co., Inc.	1,000	43,632
Hoya Corp.	2,900	104,824
Kaken Pharmaceutical Co. Ltd.	100	6,636
KYORIN Holdings, Inc.	200	3,795
Kyowa Hakko Kirin Co. Ltd.	1,000	14,910
M3, Inc.	1,100	26,205
Medipal Holdings Corp.	1,100	16,879
Miraca Holdings, Inc.	100	4,306
Mitsubishi Tanabe Pharma Corp.	1,100	19,754
Nihon Kohden Corp.	100	2,449
Olympus Corp.	1,100	40,151
Ono Pharmaceutical Co. Ltd.	700	129,705
Otsuka Holdings Co. Ltd.	2,200	77,709
Rohto Pharmaceutical Co. Ltd.	600	10,918
Santen Pharmaceutical Co. Ltd.	1,200	18,424
Sawai Pharmaceutical Co. Ltd.	100	6,901
Shionogi & Co. Ltd.	1,200	51,402
Ship Healthcare Holdings, Inc.	900	23,872
Sysmex Corp.	1,000	62,015
Taisho Pharmaceutical Holdings Co. Ltd. (a)	100	7,894
Takeda Pharmaceutical Co. Ltd.	3,400	161,784
Terumo Corp.	1,200	41,037
Toho Holdings Co. Ltd.	800	16,578
Tsumura & Co.	200	5,068

		1,245,804

Industrials - 20.1%
Aeon Delight Co. Ltd.	100	3,118
Aica Kogyo Co. Ltd.	1,000	19,012
ANA Holdings, Inc.	22,000	62,233
Asahi Glass Co. Ltd.	1,000	4,846
Central Japan Railway Co.	1,000	179,092
COMSYS Holdings Corp.	100	1,493
Daikin Industries Ltd.	1,200	80,532
East Japan Railway Co.	1,200	105,419
EBARA Corp.	1,000	3,854
FANUC Corp.	1,100	161,772
Fuji Electric Co. Ltd.	1,000	3,429
Hankyu Hanshin Holdings, Inc.	2,000	12,811
Hazama Ando Corp.	1,100	4,990
Hino Motors Ltd.	1,200	12,120
Hitachi Construction Machinery Co. Ltd. (a)	100	1,390
Hoshizaki Electric Co. Ltd.	100	7,743
IHI Corp. (a)	8,000	14,246
ITOCHU Corp.	7,800	91,941
JTEKT Corp.	1,100	15,037
Kajima Corp.	1,000	5,741
Kanamoto Co. Ltd.	100	2,130
Kanematsu Corp.	1,000	1,329
Kawasaki Heavy Industries Ltd.	10,000	27,110
Keihan Electric Railway Co. Ltd. (a)	1,000	6,928
Keio Corp.	1,000	9,187
Keisei Electric Railway Co. Ltd.	1,000	13,759
Kintetsu Group Holdings Co. Ltd.	11,000	47,167
Kintetsu World Express, Inc.	1,200	16,011
Komatsu Ltd.	4,500	68,512
Kubota Corp.	9,000	115,335
KYOWA EXEO Corp. (a)	100	1,103
Makita Corp.	100	5,874
Marubeni Corp.	7,800	39,071
Minebea Co. Ltd.	1,000	7,353
MISUMI Group, Inc. (a)	1,200	16,021
Mitsubishi Corp.	6,700	107,259
Mitsubishi Electric Corp.	11,000	111,486
Mitsubishi Heavy Industries Ltd.	12,000	42,737

Mitsui & Co. Ltd.	7,800	89,937
Mitsui Engineering & Shipbuilding Co. Ltd. (a)	3,000	3,960
MonotaRO Co. Ltd.	200	4,708
Nabtesco Corp.	100	1,913
Nagoya Railroad Co. Ltd. (a)	1,000	4,784
Namura Shipbuilding Co. Ltd.	100	617
Nankai Electric Railway Co. Ltd.	1,000	5,918
NGK Insulators Ltd.	1,000	17,807
Nidec Corp.	1,100	73,743
Nippon Express Co. Ltd.	9,000	39,867
Nippon Steel & Sumikin Bussan Corp.	1,000	3,083
Nippon Yusen KK	9,000	16,585
Nishi-Nippon Railroad Co. Ltd.	1,000	7,309
NSK Ltd.	2,200	20,095
Obayashi Corp.	1,000	9,116
Odakyu Electric Railway Co. Ltd.	8,000	92,137
OSG Corp.	100	1,689
Park24 Co. Ltd.	100	2,617
Pilot Corp.	100	3,770
Sankyo Tateyama, Inc.	100	1,166
Sanwa Holdings Corp.	100	639
Secom Co. Ltd.	1,100	78,342
Shimizu Corp.	1,000	7,601
SMC Corp.	600	138,897
Sohgo Security Services Co. Ltd.	100	5,183
Sojitz Corp.	6,600	12,688
Sotetsu Holdings, Inc.	1,000	6,210
Sumitomo Corp.	5,500	54,135
Sumitomo Heavy Industries Ltd.	1,000	4,128
Sumitomo Mitsui Construction Co. Ltd.	3,500	2,884
Taisei Corp.	10,000	60,598
Temp Holdings Co. Ltd.	400	5,099
THK Co. Ltd. (a)	100	1,704
Tobu Railway Co. Ltd.	1,000	5,209
Tokyu Corp.	1,000	8,372
TOTO Ltd.	900	25,874
Toyota Tsusho Corp.	1,100	22,229
West Japan Railway Co.	1,100	64,397
Yamato Holdings Co. Ltd.	1,200	24,340

		2,358,541

Information Technology - 9.5%
Alps Electric Co. Ltd.	800	13,154
Anritsu Corp.	1,100	6,295
Brother Industries Ltd.	1,100	12,026
Canon, Inc.	5,500	154,122
COOKPAD, Inc.	100	1,914
DeNA Co. Ltd.	200	2,920
DISCO Corp.	100	9,214
FUJIFILM Holdings Corp.	2,200	82,484
Fujitsu Ltd.	11,000	40,258
GMO Internet, Inc.	900	10,310
Gree, Inc.*	1,000	4,722
GungHo Online Entertainment, Inc. (a)	2,500	5,958
Hamamatsu Photonics KK (a)	1,100	27,004
Hirose Electric Co. Ltd.	100	11,287
Hitachi High-Technologies Corp.	100	2,658
Hitachi Ltd.	22,000	93,145
Horiba Ltd.	200	6,556
Itochu Techno-Solutions Corp.	100	2,001
Kakaku.com, Inc. (a)	200	3,517
Keyence Corp.	100	51,748
Konica Minolta, Inc.	2,300	19,297
Kyocera Corp.	1,200	52,858
Mixi, Inc.	100	3,353
Murata Manufacturing Co. Ltd.	1,100	132,195
NEC Corp.	9,000	22,804
Nexon Co. Ltd.	800	12,006
Nomura Research Institute Ltd. (a)	620	21,175
NTT Data Corp.	700	35,039
Obic Co. Ltd.	200	9,940
Oki Electric Industry Co. Ltd.	10,000	12,935
Omron Corp.	1,100	29,070
Oracle Corp. Japan	100	4,890
OTSUKA Corp.	100	4,944
Ricoh Co. Ltd.	2,300	22,720
SCSK Corp.	100	3,841
Seiko Epson Corp.	1,200	19,317
TDK Corp.	900	46,963
Tokyo Electron Ltd.	900	54,331
Topcon Corp.	100	1,077
Trend Micro, Inc.	200	7,282
Wacom Co. Ltd.	2,000	8,647
Yahoo Japan Corp.	6,700	26,414

Yaskawa Electric Corp.	1,200	14,405
Yokogawa Electric Corp.	1,100	10,622

		1,117,418

Materials - 6.3%
Asahi Kasei Corp.	10,000	56,549
Daicel Corp.	1,200	15,320
Denka Co. Ltd.	1,000	3,544
DIC Corp.	10,000	21,528
Hitachi Chemical Co. Ltd.	100	1,629
Hitachi Metals Ltd.	500	5,324
JFE Holdings, Inc.	2,300	27,549
JSR Corp.	1,100	15,427
Kobe Steel Ltd.	10,000	7,708
Kuraray Co. Ltd.	1,200	13,119
Mitsubishi Chemical Holdings Corp.	6,600	33,282
Mitsubishi Materials Corp.	10,000	28,173
Mitsui Mining & Smelting Co. Ltd.	1,000	1,542
Nihon Parkerizing Co. Ltd.	100	803
Nippon Paint Holdings Co. Ltd. (a)	1,100	22,034
Nippon Steel & Sumitomo Metal Corp.	4,400	76,013
Nissan Chemical Industries Ltd.	1,000	22,565
Nitto Denko Corp.	1,000	52,943
Oji Holdings Corp.	9,000	34,046
Shin-Etsu Chemical Co. Ltd.	1,200	60,237
Sumitomo Chemical Co. Ltd.	8,000	35,012
Sumitomo Metal Mining Co. Ltd.	8,000	85,936
Taiheiyo Cement Corp.	10,000	21,262
Taiyo Nippon Sanso Corp.	1,100	9,999
Toray Industries, Inc.	10,000	79,982
Tosoh Corp.	1,000	3,801
Ube Industries Ltd.	1,000	1,692

		737,019

Telecommunication Services - 6.8%
KDDI Corp.	8,700	221,826
Nippon Telegraph & Telephone Corp.	5,700	242,695
NTT DOCOMO, Inc.	7,700	180,195
SoftBank Group Corp.	3,100	153,085

		797,801

Utilities - 1.1%
Electric Power Development Co. Ltd.	1,000	30,875
Osaka Gas Co. Ltd.	11,000	41,924
Tokyo Gas Co. Ltd.	11,000	50,783

		123,582

TOTAL COMMON STOCKS
(Cost $13,077,788)		11,724,130

SECURITIES LENDING COLLATERAL - 2.0%
Daily Assets Fund “Capital Shares”, 0.42% (b)(c)
(Cost $236,478)	236,478	236,478

TOTAL INVESTMENTS - 101.9%
(Cost $13,314,266)†		$11,960,608
Other assets and liabilities, net - (1.9%)		(219,731)

NET ASSETS - 100.0%		$11,740,877

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $13,314,266. At February 29, 2016, net unrealized depreciation for all securities based on tax cost was $1,353,658. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $325,909 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,679,567.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2016 amounted to $226,950, which is 1.9% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks (d)	$11,724,130	$—	$—	$11,724,130
Short-Term Investments	236,478	—	—	236,478

Total	$11,960,608	$—	$—	$11,960,608

There have been no transfers between fair value measurement levels during the period ended February 29, 2016.

(d)	See Schedule of investments for additional detailed categorizations.

DBX ETF Trust

Schedule of investments

Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF

February 29, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 100.9%
Consumer Discretionary - 17.6%
AISIN SEIKI Co. Ltd.	299	$11,986
ASICS Corp.	299	5,452
Bandai Namco Holdings, Inc.	299	5,964
Benesse Holdings, Inc.	150	4,563
Bridgestone Corp.	897	31,447
Casio Computer Co. Ltd. (a)	299	5,513
CyberAgent, Inc.	50	2,058
Daihatsu Motor Co. Ltd.	299	4,158
DENSO Corp.	598	22,206
Dentsu, Inc.	299	13,922
Don Quijote Holdings Co. Ltd.	250	8,370
Fuji Heavy Industries Ltd.	797	26,125
Fuji Media Holdings, Inc.	299	3,423
Hakuhodo DY Holdings, Inc.	449	5,081
Haseko Corp.	399	3,457
HIS Co. Ltd.	50	1,423
Honda Motor Co. Ltd.	1,495	38,278
Iida Group Holdings Co. Ltd.	250	4,583
Isetan Mitsukoshi Holdings Ltd.	649	7,552
Isuzu Motors Ltd.	797	7,987
J. Front Retailing Co. Ltd.	499	5,824
Koito Manufacturing Co. Ltd.	150	6,618
Mazda Motor Corp.	848	11,830
Mitsubishi Motors Corp.	897	6,396
NGK Spark Plug Co. Ltd.	299	5,593
NHK Spring Co. Ltd.	299	2,734
Nikon Corp. (a)	449	6,837
Nippon Television Holdings, Inc.	299	5,121
Nissan Motor Co. Ltd.	3,438	31,238
Nitori Holdings Co. Ltd.	150	11,534
NOK Corp.	150	2,423
Oriental Land Co. Ltd.	299	20,496
Panasonic Corp.	2,740	23,190
Rakuten, Inc.	1,346	12,809
Resorttrust, Inc.	150	3,460
Sega Sammy Holdings, Inc.	299	3,166
Sekisui House Ltd.	997	16,261
Seria Co. Ltd.	50	2,718
Shimano, Inc.	50	7,831
Stanley Electric Co. Ltd.	150	3,334
Start Today Co. Ltd.	150	4,749
Sumitomo Electric Industries Ltd.	1,047	12,573
Sumitomo Forestry Co. Ltd.	350	3,914
Sumitomo Rubber Industries Ltd.	299	4,280
Suzuki Motor Corp.	598	14,985
Toho Co. Ltd.	250	6,126
Toyo Tire & Rubber Co. Ltd.	150	2,279
Toyoda Gosei Co. Ltd.	150	2,872
Toyota Industries Corp.	199	8,383
Toyota Motor Corp.	547	28,608
United Arrows Ltd. (a)	50	2,306
USS Co. Ltd.	499	7,864
Yamaha Corp.	250	6,984
Yamaha Motor Co. Ltd.	299	4,460
Yokohama Rubber Co. Ltd. (The)	150	2,396

		515,740

Consumer Staples - 9.8%
Aeon Co. Ltd. (a)	1,147	15,055
Asahi Group Holdings Ltd.	598	17,586
Calbee, Inc.	150	6,080
Ci:z Holdings Co. Ltd.	150	2,461
FamilyMart Co. Ltd.	150	7,210
ITO EN Ltd.	150	4,264
Japan Tobacco, Inc.	1,545	61,523
Kao Corp.	648	32,752
Kewpie Corp.	150	3,362
Kirin Holdings Co. Ltd.	1,196	15,773
Lawson, Inc.	150	11,574
MEIJI Holdings Co. Ltd.	200	16,070
Nissin Foods Holdings Co. Ltd.	150	6,891
Pigeon Corp.	150	3,507
Seven & i Holdings Co. Ltd.	1,047	41,739
Shiseido Co. Ltd.	549	11,973
Toyo Suisan Kaisha Ltd.	150	5,381
Unicharm Corp.	498	10,847
Valor Holdings Co. Ltd. (a)	150	3,245
Welcia Holdings Co. Ltd.	50	2,474
Yakult Honsha Co. Ltd.	150	7,170

		286,937

Energy - 0.4%
INPEX Corp.	1,296	9,385
Showa Shell Sekiyu KK	299	2,344

		11,729

Financials - 17.4%
Acom Co. Ltd.*(a)	649	2,895
AEON Financial Service Co. Ltd. (a)	150	3,355
AEON Mall Co. Ltd.	150	2,129
Aozora Bank Ltd.	1,495	4,866
Bank of Yokohama Ltd. (The)	1,495	6,782
Chiba Bank Ltd. (The)	1,495	7,014
Chugoku Bank Ltd. (The)	299	3,156
Credit Saison Co. Ltd.	250	4,239
Dai-ichi Life Insurance Co. Ltd. (The)	1,645	19,958
Daikyo, Inc.	1,495	2,373
Daito Trust Construction Co. Ltd.	150	20,327
Daiwa House Industry Co. Ltd.	997	27,322
Daiwa Securities Group, Inc.	1,990	11,767
Fukuoka Financial Group, Inc.	1,495	4,747
Hiroshima Bank Ltd. (The)	1,495	5,582
Hitachi Capital Corp.	150	3,222
Hokuhoku Financial Group, Inc.	1,495	2,227
Hulic Co. Ltd.	598	5,309
Iyo Bank Ltd. (The)	299	2,071
Japan Exchange Group, Inc.	798	12,392
Joyo Bank Ltd. (The)	1,495	5,184
Leopalace21 Corp.*	499	2,899
Matsui Securities Co. Ltd.	250	2,126
Mitsubishi Estate Co. Ltd.	1,495	27,757
Mitsubishi UFJ Financial Group, Inc.	6,571	28,358
Mitsubishi UFJ Lease & Finance Co. Ltd.	598	2,583
Mitsui Fudosan Co. Ltd.	1,495	34,778
Mizuho Financial Group, Inc.	24,661	36,328
MS&AD Insurance Group Holdings, Inc.	598	16,298
Nishi-Nippon City Bank Ltd. (The)	1,495	2,705
Nomura Holdings, Inc.	4,200	17,731
Nomura Real Estate Holdings, Inc.	250	4,481
NTT Urban Development Corp.	150	1,466
ORIX Corp.	1,694	22,190
Resona Holdings, Inc.	2,990	10,475
SBI Holdings, Inc.	350	3,197
Seven Bank Ltd.	897	3,834
Shinsei Bank Ltd.	2,990	3,553
Shizuoka Bank Ltd. (The)	495	3,626
Sompo Japan Nipponkoa Holdings, Inc.	549	15,824
Sony Financial Holdings, Inc.	299	4,177
Sumitomo Mitsui Financial Group, Inc.	1,196	33,561
Sumitomo Mitsui Trust Holdings, Inc.	4,981	14,520
Sumitomo Real Estate Sales Co. Ltd.	150	2,750
Suruga Bank Ltd.	299	4,794
T&D Holdings, Inc.	897	8,858
Takara Leben Co. Ltd.	549	2,912
Tokai Tokyo Financial Holdings, Inc.	399	1,943
Tokio Marine Holdings, Inc.	947	33,057
Tokyu Fudosan Holdings Corp.	748	4,737

		508,435

Health Care - 10.5%
Alfresa Holdings Corp.	299	5,420
Astellas Pharma, Inc.	2,790	40,184
Chugai Pharmaceutical Co. Ltd.	299	8,883
Daiichi Sankyo Co. Ltd.	897	18,743
Eisai Co. Ltd.	299	18,451
Hisamitsu Pharmaceutical Co., Inc.	150	6,552
Hoya Corp.	598	21,638
KYORIN Holdings, Inc.	150	2,850
M3, Inc.	199	4,746
Medipal Holdings Corp.	299	4,593
Mitsubishi Tanabe Pharma Corp.	299	5,375
Nihon Kohden Corp.	150	3,677
Olympus Corp.	299	10,925
Ono Pharmaceutical Co. Ltd.	150	27,824
Otsuka Holdings Co. Ltd.	598	21,145
Rohto Pharmaceutical Co. Ltd.	150	2,732
Santen Pharmaceutical Co. Ltd.	449	6,901
Shionogi & Co. Ltd.	349	14,965
Ship Healthcare Holdings, Inc.	50	1,328
Sysmex Corp.	250	15,520
Takeda Pharmaceutical Co. Ltd.	996	47,444

Terumo Corp.	349	11,947
Toho Holdings Co. Ltd.	150	3,112
Tsumura & Co.	150	3,805

		308,760

Industrials - 20.8%
Aeon Delight Co. Ltd.	150	4,683
Aica Kogyo Co. Ltd.	150	2,855
ANA Holdings, Inc.	4,485	12,701
Asahi Glass Co. Ltd.	1,495	7,253
Central Japan Railway Co.	199	35,677
COMSYS Holdings Corp.	250	3,736
Daikin Industries Ltd.	349	23,446
East Japan Railway Co.	449	39,486
FANUC Corp.	199	29,297
Hankyu Hanshin Holdings, Inc.	2,495	15,998
Hazama Ando Corp.	350	1,589
Hino Motors Ltd.	399	4,034
Hitachi Construction Machinery Co. Ltd. (a)	250	3,479
Hoshizaki Electric Co. Ltd.	50	3,876
IHI Corp. (a)	2,495	4,448
ITOCHU Corp.	2,093	24,697
JTEKT Corp.	299	4,092
Kajima Corp.	1,495	8,592
Kawasaki Heavy Industries Ltd.	2,495	6,771
Keihan Electric Railway Co. Ltd. (a)	495	3,433
Kintetsu Group Holdings Co. Ltd.	2,990	12,834
Komatsu Ltd.	1,346	20,514
Kubota Corp.	1,395	17,896
Makita Corp.	150	8,820
Marubeni Corp. (a)	2,243	11,247
MISUMI Group, Inc. (a)	299	3,996
Mitsubishi Corp.	1,844	29,552
Mitsubishi Electric Corp.	2,990	30,336
Mitsubishi Heavy Industries Ltd.	4,485	15,990
Mitsui & Co. Ltd.	2,093	24,159
MonotaRO Co. Ltd.	100	2,356
Nabtesco Corp.	250	4,787
Nagoya Railroad Co. Ltd. (a)	1,495	7,160
Nidec Corp.	299	20,066
Nippon Express Co. Ltd.	1,495	6,629
NSK Ltd.	598	5,468
Odakyu Electric Railway Co. Ltd.	495	5,707
OSG Corp.	150	2,536
Park24 Co. Ltd.	150	3,930
Secom Co. Ltd.	299	21,317
SMC Corp.	50	11,587
Sohgo Security Services Co. Ltd.	150	7,782
Sojitz Corp.	2,094	4,030
Sumitomo Corp.	1,495	14,731
Sumitomo Heavy Industries Ltd.	1,495	6,179
Sumitomo Mitsui Construction Co. Ltd.	3,197	2,637
Taisei Corp.	1,495	9,069
THK Co. Ltd.	250	4,264
Tobu Railway Co. Ltd.	1,495	7,796
Tokyu Corp.	1,495	12,530
Toyota Tsusho Corp.	299	6,049
West Japan Railway Co.	299	17,523
Yamato Holdings Co. Ltd.	449	9,117

		608,737

Information Technology - 10.3%
Alps Electric Co. Ltd.	250	4,115
Brother Industries Ltd.	499	5,461
Canon, Inc.	1,346	37,758
DeNA Co. Ltd.	150	2,192
FUJIFILM Holdings Corp.	598	22,445
Fujitsu Ltd.	1,990	7,291
GMO Internet, Inc.	199	2,282
GungHo Online Entertainment, Inc. (a)	598	1,427
Hamamatsu Photonics KK (a)	250	6,144
Hitachi High-Technologies Corp.	150	3,991
Hitachi Ltd.	5,981	25,350
Horiba Ltd.	150	4,922
Itochu Techno-Solutions Corp.	150	3,005
Kakaku.com, Inc. (a)	150	2,641
Konica Minolta, Inc.	798	6,702
Kyocera Corp.	449	19,799
Murata Manufacturing Co. Ltd.	299	35,971
NEC Corp.	4,000	10,146
Nexon Co. Ltd.	250	3,756
Nomura Research Institute Ltd. (a)	165	5,641
NTT Data Corp.	150	7,516
Obic Co. Ltd.	150	7,463
Oki Electric Industry Co. Ltd.	3,095	4,007

Omron Corp.	299	7,910
Oracle Corp. Japan	50	2,448
Ricoh Co. Ltd.	848	8,386
Seiko Epson Corp.	499	8,041
TDK Corp.	150	7,836
Tokyo Electron Ltd.	199	12,026
Trend Micro, Inc.	150	5,468
Wacom Co. Ltd.	550	2,380
Yahoo Japan Corp.	1,794	7,080
Yaskawa Electric Corp. (a)	499	5,997
Yokogawa Electric Corp.	399	3,857

		301,454

Materials - 5.9%
Asahi Kasei Corp.	1,495	8,463
Daicel Corp.	449	5,738
DIC Corp.	1,495	3,222
Hitachi Chemical Co. Ltd.	150	2,447
Hitachi Metals Ltd.	299	3,187
JFE Holdings, Inc.	648	7,770
JSR Corp.	299	4,198
Kobe Steel Ltd.	3,990	3,079
Kuraray Co. Ltd.	449	4,914
Mitsubishi Chemical Holdings Corp.	1,745	8,809
Mitsubishi Materials Corp.	1,495	4,216
Nihon Parkerizing Co. Ltd.	250	2,009
Nippon Paint Holdings Co. Ltd. (a)	199	3,990
Nippon Steel & Sumitomo Metal Corp.	1,096	18,954
Nissan Chemical Industries Ltd.	250	5,647
Nitto Denko Corp.	250	13,250
Oji Holdings Corp.	1,495	5,662
Shin-Etsu Chemical Co. Ltd.	449	22,563
Sumitomo Chemical Co. Ltd.	2,495	10,931
Sumitomo Metal Mining Co. Ltd.	495	5,323
Taiheiyo Cement Corp.	1,495	3,182
Taiyo Nippon Sanso Corp.	299	2,721
Toray Industries, Inc.	1,495	11,970
Tosoh Corp.	1,495	5,688
Ube Industries Ltd.	2,495	4,226

		172,159

Telecommunication Services - 7.1%
KDDI Corp.	2,142	54,673
Nippon Telegraph & Telephone Corp.	1,445	61,591
NTT DOCOMO, Inc.	1,844	43,199
SoftBank Group Corp.	948	46,864

		206,327

Utilities - 1.1%
Electric Power Development Co. Ltd.	250	7,727
Osaka Gas Co. Ltd.	2,990	11,408
Tokyo Gas Co. Ltd.	2,990	13,818

		32,953

TOTAL COMMON STOCKS
(Cost $3,300,542)		2,953,231

SECURITIES LENDING COLLATERAL - 3.5%
Daily Assets Fund “Capital Shares”, 0.42% (b)(c)
(Cost $102,295)	102,295	102,295

TOTAL INVESTMENTS - 104.4%
(Cost $3,402,837) †		$3,055,526
Other assets and liabilities, net - (4.4%)		(128,609)

NET ASSETS - 100.0%		$2,926,917

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $3,402,837. At February 29, 2016, net unrealized depreciation for all securities based on tax cost was $347,311. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $76,766 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $424,077.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2016 amounted to $98,113, which is 3.4% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

As of February 29, 2016, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Canadian Imperial Bank of Commerce	3/2/2016	JPY	215,581,437	USD	1,781,576	$(130,585)
RBC Capital Markets	3/2/2016	JPY	205,648,436	USD	1,699,504	(124,554)
The Bank of New York Mellon	3/2/2016	JPY	1,408,722	USD	11,642	(853)
The Bank of New York Mellon	3/3/2016	JPY	1,159,000	USD	9,969	(311)
Canadian Imperial Bank of Commerce	3/3/2016	USD	1,781,576	JPY	201,095,440	2,097
RBC Capital Markets	3/3/2016	USD	10,000	JPY	1,173,084	405
RBC Capital Markets	3/3/2016	USD	61,329	JPY	7,419,000	4,476
RBC Capital Markets	3/3/2016	USD	353,304	JPY	42,748,000	25,861
RBC Capital Markets	3/3/2016	USD	1,274,870	JPY	143,897,788	1,473

The Bank of New York Mellon	3/3/2016	USD	7,948	JPY	897,082	9
The Bank of New York Mellon	3/3/2016	USD	13,663	JPY	1,600,000	529
Canadian Imperial Bank of Commerce	4/5/2016	JPY	200,874,524	USD	1,781,576	(2,213)
RBC Capital Markets	4/5/2016	JPY	143,740,469	USD	1,274,870	(1,562)
RBC Capital Markets	4/5/2016	JPY	3,109,000	USD	27,547	(62)
The Bank of New York Mellon	4/5/2016	JPY	896,113	USD	7,948	(10)
RBC Capital Markets	4/5/2016	USD	104,310	JPY	11,760,000	120

Total net unrealized depreciation						$(225,180)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 29, 2016.

Currency Abbreviations

JPY     Japanese Yen

USD     U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks (d)	$2,953,231	$—	$—	$2,953,231
Short-Term Investments	102,295	—	—	102,295
Derivatives (e)
Forward Foreign Currency Exchange Contracts	—	34,970	—	34,970

Total	$3,055,526	$34,970	$—	$3,090,496

	Level 1	Level 2	Level 3	Total
Liabilities
Derivatives (e)
Forward Foreign Currency Exchange Contracts	$—	$(260,150)	$—	$(260,150)

Total	$—	$(260,150)	$—	$(260,150)

There have been no transfers between fair value measurement levels during the period ended February 29, 2016.

(d)	See Schedule of investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Australia Hedged Equity ETF

February 29, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.6%
Consumer Discretionary - 2.4%
Aristocrat Leisure Ltd.	2,358	$16,830
Crown Resorts Ltd.	1,568	13,005
Flight Centre Travel Group Ltd. (a)	239	7,062
Harvey Norman Holdings Ltd. (a)	2,398	8,181
REA Group Ltd.	227	8,417
Tabcorp Holdings Ltd.	3,580	10,988
Tatts Group Ltd.	6,377	17,706

		82,189

Consumer Staples - 7.9%
Coca-Cola Amatil Ltd.	2,450	14,881
Treasury Wine Estates Ltd.	3,263	22,475
Wesfarmers Ltd.	4,903	136,796
Woolworths Ltd.	5,534	90,453

		264,605

Energy - 4.7%
Caltex Australia Ltd.	1,176	30,670
Oil Search Ltd.	5,967	28,450
Origin Energy Ltd.	7,708	24,372
Santos Ltd.	7,175	16,951
Woodside Petroleum Ltd.	3,229	58,424

		158,867

Financials - 51.4%
AMP Ltd.	12,878	48,900
ASX Ltd.	843	25,289
Australia & New Zealand Banking Group Ltd.	12,658	202,376
Bank of Queensland Ltd.	1,637	12,327
Bendigo and Adelaide Bank Ltd.	1,944	11,877
Challenger Ltd.	2,446	13,129
Commonwealth Bank of Australia	7,435	372,214
Dexus Property Group REIT	4,215	22,654
Goodman Group REIT	7,707	35,701
GPT Group REIT	7,841	27,535
Insurance Australia Group Ltd.	10,586	39,063
LendLease Group (b)	2,377	22,106
Macquarie Group Ltd.	1,334	61,185
Medibank Pvt Ltd.	12,173	21,895
Mirvac Group REIT	16,359	21,367
National Australia Bank Ltd.	11,434	197,415
Platinum Asset Management Ltd. (a)	1,047	4,439
QBE Insurance Group Ltd.	5,971	45,047
Scentre Group REIT	23,181	72,304
Stockland REIT	10,352	30,811
Suncorp Group Ltd.	5,602	44,782
Vicinity Centres REIT	14,650	32,520
Westfield Corp. REIT	8,596	61,354
Westpac Banking Corp.	14,468	296,888

		1,723,178

Health Care - 6.9%
Cochlear Ltd.	247	18,069
CSL Ltd.	2,024	148,392
Healthscope Ltd.	7,569	13,398
Ramsay Health Care Ltd.	616	29,124
Sonic Healthcare Ltd.	1,688	22,144

		231,127

Industrials - 6.9%
Asciano Ltd.	2,709	17,151
Aurizon Holdings Ltd.	9,177	26,659
Brambles Ltd.	6,875	61,289
CIMIC Group Ltd.	438	9,866
Qantas Airways Ltd.*	2,225	6,130
Seek Ltd.	1,401	15,519
Sydney Airport (b)	4,757	21,900
Transurban Group (b)	8,833	71,557

		230,071

Information Technology - 0.4%
Computershare Ltd.	2,018	13,107

Materials - 12.5%
Alumina Ltd. (a)	11,285	10,834
Amcor Ltd.	5,043	50,428
BHP Billiton Ltd.	13,983	155,394
Boral Ltd.	3,282	13,680
Fortescue Metals Group Ltd. (a)	6,720	9,785
Iluka Resources Ltd.	1,807	8,680
Incitec Pivot Ltd.	7,220	14,996
James Hardie Industries PLC CDI	1,939	24,787
Newcrest Mining Ltd.*	3,338	41,694
Orica Ltd.	1,581	16,080
Rio Tinto Ltd.	1,847	53,101
South32 Ltd.*	23,531	20,994

		420,453

Telecommunication Services - 2.7%
Telstra Corp. Ltd.	18,630	69,810
TPG Telecom Ltd.	1,289	9,660
Vocus Communications Ltd.	2,000	11,706

		91,176

Utilities - 2.8%
AGL Energy Ltd.	2,938	38,459
APA Group (b)	4,852	30,198
AusNet Services	7,572	7,918
DUET Group (b)	9,935	16,097

		92,672

TOTAL COMMON STOCKS
(Cost $3,631,498)		3,307,445

SECURITIES LENDING COLLATERAL - 1.2%
Daily Assets Fund “Capital Shares”, 0.42% (c)(d)
(Cost $41,727)	41,727	41,727

TOTAL INVESTMENTS - 99.8%
(Cost $3,673,225) †		$3,349,172
Other assets and liabilities, net - 0.2%		4,700

NET ASSETS - 100.0%		$3,353,872

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $3,673,225. At February 29, 2016, net unrealized depreciation for all securities based on tax cost was $324,053. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $109,068 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $433,121.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2016 amounted to $34,775, which is 1.0% of net assets.
(b)	Stapled Security-A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

CDI: Chess Depositary Interest

REIT: Real Estate Investment Trust

As of February 29, 2016, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Canadian Imperial Bank of Commerce	3/3/2016	AUD	1,633,396	USD	1,153,733	$(11,930)
RBC Capital Markets	3/3/2016	AUD	3,530,794	USD	2,493,846	(25,883)
RBC Capital Markets	3/3/2016	AUD	1,907	USD	1,362	1
Canadian Imperial Bank of Commerce	3/3/2016	USD	558	AUD	790	6
Canadian Imperial Bank of Commerce	3/3/2016	USD	1,153,175	AUD	1,614,526	(979)
RBC Capital Markets	3/3/2016	USD	3,587	AUD	5,000	(19)
RBC Capital Markets	3/3/2016	USD	7,072	AUD	10,000	64
RBC Capital Markets	3/3/2016	USD	2,239,488	AUD	3,135,575	(1,804)
RBC Capital Markets	3/3/2016	USD	243,699	AUD	345,000	2,508
The Bank of New York Mellon	3/3/2016	USD	1,362	AUD	1,900	(6)
Canadian Imperial Bank of Commerce	4/5/2016	AUD	1,616,994	USD	1,153,175	1,065
RBC Capital Markets	4/5/2016	AUD	3,140,377	USD	2,239,488	1,964
RBC Capital Markets	4/5/2016	USD	8,567	AUD	12,000	(17)
RBC Capital Markets	4/5/2016	USD	1,362	AUD	1,910	(1)
RBC Capital Markets	4/5/2016	USD	34,233	AUD	48,000	(33)

Total net unrealized depreciation						$(35,064)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 29, 2016.

Currency Abbreviations

AUD     Australian Dollar

USD     U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks (e)	$3,307,445	$—	$—	$3,307,445
Short-Term Investments	41,727	—	—	41,727
Derivatives (f)
Forward Foreign Currency Exchange Contracts	—	5,608	—	5,608

Total	$3,349,172	$5,608	$—	$3,354,780

	Level 1	Level 2	Level 3	Total
Liabilities
Derivatives (f)
Forward Foreign Currency Exchange Contracts	$—	$(40,672)	$—	$(40,672)

Total	$—	$(40,672)	$—	$(40,672)

There have been no transfers between fair value measurement levels during the period ended February 29, 2016.

(e)	See Schedule of investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF

February 29, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.7%
Australia - 5.4%
1-Page Ltd.*	505	$919
Adelaide Brighton Ltd.	988	3,491
ALS Ltd.	1,068	2,836
Ansell Ltd.	295	3,622
Australian Pharmaceutical Industries Ltd.	1,773	2,461
AWE Ltd.*	2,337	809
BlueScope Steel Ltd.	1,088	4,263
BWP Trust REIT	822	1,901
carsales.com Ltd.	516	4,291
Charter Hall Group REIT	337	1,061
Charter Hall Retail REIT	732	2,252
Cromwell Property Group REIT	1,556	1,127
CSR Ltd.	1,540	3,254
Domino’s Pizza Enterprises Ltd.	131	5,494
Downer EDI Ltd.	1,482	3,522
DuluxGroup Ltd.	820	3,822
Evolution Mining Ltd.	1,673	2,090
Fairfax Media Ltd.	5,082	2,793
GrainCorp Ltd., Class A	416	2,331
Investa Office Fund REIT	557	1,578
InvoCare Ltd.	372	3,316
IOOF Holdings Ltd.	337	2,008
IRESS Ltd.	467	3,580
JB Hi-Fi Ltd.	287	4,533
Karoon Gas Australia Ltd.*	879	894
Liquefied Natural Gas Ltd.*	1,971	851
Macquarie Atlas Roads Group (a)	1,105	3,723
Magellan Financial Group Ltd.	201	3,146
Mayne Pharma Group Ltd.*	1,623	1,436
Metcash Ltd.*	1,242	1,485
Northern Star Resources Ltd.	877	2,441
Orora Ltd.	2,264	3,684
Pacific Brands Ltd.*	4,008	2,603
Paladin Energy Ltd.*	6,638	877
Perpetual Ltd.	83	2,456
Primary Health Care Ltd.	1,342	3,056
Qube Holdings Ltd. (b)	1,411	2,296
Recall Holdings Ltd.	713	3,501
Shopping Centres Australasia Property Group REIT	1,508	2,443
Sirtex Medical Ltd.	119	2,718
Spark Infrastructure Group (a)	2,356	3,515
Spotless Group Holdings Ltd.	2,352	2,023
St Barbara Ltd.*	1,524	2,040
Star Entertainment Group Ltd. (The)	1,309	4,877
Super Retail Group Ltd. (b)	471	2,736
Whitehaven Coal Ltd.*	1,931	758

		120,913

Austria - 0.9%
ams AG	118	3,557
BUWOG AG*	101	2,089
CA Immobilien Anlagen AG*	159	2,704
Immofinanz AG*	1,623	3,309
Oesterreichische Post AG	79	2,844
UNIQA Insurance Group AG	263	1,598
Wienerberger AG	253	4,477

		20,578

Belgium - 2.1%
Ackermans & van Haaren NV	20	2,644
Agfa Gevaert NV*	607	2,239
Befimmo SA REIT	51	2,855
Bekaert SA	90	3,225
bpost SA	140	3,484
Cofinimmo SA/NV REIT	34	3,736
Compagnie d’Entreprises CFE SA	17	1,632
D’ieteren SA	71	2,626
Elia System Operator SA	93	4,477
Euronav NV	230	2,312
Galapagos NV*	67	2,817
KBC Ancora	58	1,853
Melexis NV	41	2,096
Ontex Group NV	137	4,834
Tessenderlo Chemie NV*	75	2,535
Warehouses De Pauw Comm. VA REIT	34	2,881

		46,246

Bermuda - 0.2%
Frontline Ltd.	100	915
Hiscox Ltd.	323	4,375

		5,290

Canada - 0.0%
Entertainment One Ltd.	57	125

China - 0.1%
FIH Mobile Ltd.	6,604	2,360

Denmark - 1.7%
Bavarian Nordic A/S*	64	2,641
FlSmidth & Co. A/S (b)	98	3,637
GN Store Nord A/S	246	4,933
Jyske Bank A/S*(b)	96	4,189
NKT Holding A/S	64	3,434
Rockwool International A/S, Class B (b)	21	3,060
Royal Unibrew A/S	105	4,302
SimCorp A/S	80	3,625
Spar Nord Bank A/S	309	2,411
Sydbank A/S	115	3,133
Topdanmark A/S*	112	2,589

		37,954

Faroe Islands - 0.2%
Bakkafrost P/F	130	4,661

Finland - 1.5%
Amer Sports OYJ	134	3,746
Cargotec OYJ, Class B (b)	81	2,529
Caverion Corp.	248	2,234
Citycon OYJ*	810	1,882
Huhtamaki OYJ (b)	123	4,085
Kemira OYJ	212	2,435
Kesko OYJ, Class B (b)	102	3,999
Konecranes OYJ	105	2,319
Metsa Board OYJ (b)	344	2,092
Outokumpu OYJ*(b)	618	2,111
Outotec OYJ (b)	491	1,603
Tieto OYJ	101	2,651
Valmet OYJ	280	2,920

		34,606

France - 3.8%
Alten SA	59	3,404
Altran Technologies SA	251	2,997
DBV Technologies SA*	46	2,398
Eiffage SA	61	4,335
Elior, 144A	111	2,258
Elis SA	155	2,695
Euler Hermes Group	9	747
Faurecia	96	3,275
Gaztransport Et Technigaz SA	77	2,393
Havas SA	211	1,547
Ipsen SA	50	2,884
Korian SA	72	1,993
Mercialys SA REIT	120	2,640
Metropole Television SA	126	2,115
Neopost SA	96	2,049
Nexans SA*	73	2,938
Nexity SA	60	2,774
Orpea	46	3,808
Plastic Omnium SA	121	3,863
Rubis SCA	56	4,154
Saft Groupe SA	99	2,852
SEB SA	31	2,882
Societe Television Francaise 1	189	2,183
Sopra Steria Group	30	2,912
Technicolor SA	553	3,367
Teleperformance	80	6,195
Ubisoft Entertainment SA*	172	4,934
Vicat SA	32	1,868
Virbac SA	11	2,020

		84,480

Germany - 5.3%
Aareal Bank AG	124	3,698
alstria office REIT-AG REIT*	186	2,351
AURELIUS SE & Co. KGaA	62	2,975
Aurubis AG	43	1,952
Bechtle AG	31	2,664
Bilfinger SE	70	3,038
CTS Eventim AG & Co. KGaA	52	1,832
Deutsche Euroshop AG	63	2,668
DMG Mori AG	75	3,098
Drillisch AG	95	3,867
Duerr AG	46	2,740
Freenet AG	182	5,448
Gerresheimer AG	57	4,089
Indus Holding AG	72	3,137
KION Group AG*	93	4,655
Krones AG	19	2,046
KUKA AG	39	3,644
LEG Immobilien AG*	71	5,845
Leoni AG	62	1,815

MorphoSys AG*(b)	47	1,914
MTU Aero Engines AG	58	5,307
Nordex SE*	124	3,628
Norma Group SE	75	3,902
Rational AG	4	1,991
Rheinmetall AG	71	5,081
Rhoen-Klinikum AG	121	3,586
Salzgitter AG	86	1,970
Software AG	106	3,755
STADA Arzneimittel AG	108	3,681
Stroeer SE	49	2,834
Suedzucker AG (b)	181	2,733
TAG Immobilien AG (b)	237	2,813
TLG Immobilien AG	206	3,978
Wacker Chemie AG	23	1,839
Wincor Nixdorf AG*	71	3,621
Wirecard AG (b)	136	5,409

		119,604

Hong Kong - 2.3%
Brightoil Petroleum Holdings Ltd.	7,071	1,809
Cafe de Coral Holdings Ltd.	1,225	3,323
Champion REIT	3,470	1,686
China Strategic Holdings Ltd.*	54,675	1,680
Dah Sing Financial Holdings Ltd.	443	2,338
Digital Domain Holdings Ltd.*	22,623	1,265
Esprit Holdings Ltd.	3,191	2,851
Freeman Financial Corp. Ltd.*	14,017	721
Global Brands Group Holding Ltd.*	14,445	1,709
Haier Healthwise Holdings Ltd.*	12,563	598
Hopewell Holdings Ltd.	1,196	3,675
Hybrid Kinetic Group Ltd.*	40,107	1,366
Johnson Electric Holdings Ltd.	961	2,866
Landing International Development Ltd.*	85,630	1,255
Melco International Development Ltd.	1,545	1,802
NewOcean Energy Holdings Ltd.	3,762	1,316
Orient Overseas International Ltd.	331	1,202
Pacific Textiles Holdings Ltd.	1,975	2,879
Playmates Toys Ltd.	5,387	1,129
Sincere Watch Hong Kong Ltd.*	17,320	1,069
Suncorp Technologies Ltd.*	68,507	1,330
Television Broadcasts Ltd.	741	2,915
Town Health International Medical Group Ltd.	8,362	1,570
Trinity Ltd.	6,407	815
Value Partners Group Ltd.	1,847	1,551
VTech Holdings Ltd.	304	3,408
Winshine Science Co. Ltd.*	20,962	930
Xinyi Glass Holdings Ltd.	4,729	2,499

		51,557

Ireland - 1.8%
C&C Group PLC	752	2,819
DCC PLC	114	8,949
Glanbia PLC	229	4,574
Grafton Group PLC	292	2,705
Greencore Group PLC	759	4,019
Hibernia REIT PLC REIT	2,254	3,065
Kingspan Group PLC	180	4,545
Smurfit Kappa Group PLC	290	6,716
UDG Healthcare PLC	456	3,554

		40,946

Isle of Man - 0.4%
Paysafe Group PLC*	758	4,191
Playtech PLC	317	3,737

		7,928

Israel - 1.0%
Cellcom Israel Ltd.*	304	1,834
Elbit Systems Ltd.	69	5,733
Frutarom Industries Ltd.	80	4,137
Gazit-Globe Ltd.	340	2,671
Israel Discount Bank Ltd., Class A*	3,120	5,021
Partner Communications Co. Ltd.*	440	2,060
Tower Semiconductor Ltd.*	152	2,065

		23,521

Italy - 4.0%
A2A SpA	2,734	3,144
Anima Holding SpA, 144A	494	2,996
Ansaldo STS SpA (b)	359	3,898
Autogrill SpA*	303	2,398
Azimut Holding SpA	205	3,963
Banca Carige SpA*	2,074	1,179
Banca Generali SpA	76	1,944
Banca Mediolanum SpA	261	1,846

Banca Popolare dell’Emilia
Romagna SC	717	3,674
Banca Popolare di Milano Scarl	6,670	4,622
Banca Popolare di Sondrio Scarl	851	3,014
Brembo SpA	64	2,648
Buzzi Unicem SpA	135	2,069
Credito Valtellinese SC*	3,189	2,245
Davide Campari-Milano SpA (b)	550	4,338
De’ Longhi (b)	96	2,271
DiaSorin SpA	50	2,646
Ei Towers SpA	57	3,159
Hera SpA	1,553	4,392
Interpump Group SpA	211	2,940
Italcementi SpA	337	3,783
Mediaset SpA	1,090	3,896
Moncler SpA	195	3,038
Recordati SpA	156	3,769
Salini Impregilo SpA	642	2,502
Salvatore Ferragamo SpA	93	2,098
Societa Cattolica DI Assicurazioni Scrl	381	2,491
Tod’s SpA (b)	28	2,128
Unipol Gruppo Finanziario SpA	729	2,706
Yoox Net-A-Porter Group SpA*	111	3,272

		89,069

Japan - 31.0%
ADEKA Corp.	300	3,980
Aderans Co. Ltd.	700	3,508
Advance Residence Investment Corp. REIT	1	2,411
AEON REIT Investment Corp. REIT	4	4,541
Aica Kogyo Co. Ltd.	200	3,807
AIFUL Corp.*	800	2,235
Anritsu Corp.	700	4,010
Aoyama Trading Co. Ltd.	100	3,698
Asahi Intecc Co. Ltd.	100	4,656
AUTOBACS SEVEN Co. Ltd.	300	5,095
Awa Bank Ltd. (The)	1,000	4,532
Azbil Corp.	200	4,968
Broadleaf Co. Ltd.	200	2,265
Calsonic Kansei Corp. (b)	900	6,617
Capcom Co. Ltd.	200	4,172
Century Tokyo Leasing Corp.	100	3,414
Coca-Cola East Japan Co. Ltd.	200	3,459
Coca-Cola West Co. Ltd.	200	4,479
COMSYS Holdings Corp.	300	4,483
COOKPAD, Inc.	100	1,916
CyberAgent, Inc.	100	4,115
Daido Steel Co. Ltd.	1,000	3,769
Daifuku Co. Ltd.	300	4,747
DAIICHIKOSHO Co. Ltd.	100	4,186
Daishi Bank Ltd. (The)	1,000	3,317
Daiwa House REIT Investment Corp. REIT	1	4,035
Daiwa House Residential Investment Corp. REIT	1	2,084
DeNA Co. Ltd.	200	2,923
Denka Co. Ltd.	1,000	3,548
DIC Corp.	2,000	4,310
DMG MORI Co. Ltd.	300	2,666
EBARA Corp. (b)	1,000	3,858
EZAKI GLICO Co. Ltd.	100	5,348
Frontier Real Estate Investment Corp. REIT	1	4,576
Fujikura Ltd.	1,000	4,630
Fukuoka REIT Corp. REIT	2	3,445
Funai Electric Co. Ltd.	200	1,728
Funai Soken Holdings, Inc.	200	2,654
Furukawa Electric Co. Ltd.	3,000	6,412
GLORY Ltd.	200	6,749
GLP J-Reit REIT	1	1,066
GMO Internet, Inc.	200	2,293
GS Yuasa Corp.	1,000	4,089
H2O RETAILING Corp.	200	3,450
Haseko Corp.	500	4,332
Hazama Ando Corp.	600	2,725
Heiwa Corp.	200	4,131
HIS Co. Ltd.	100	2,847
Hitachi Capital Corp.	100	2,148
Hokkaido Electric Power Co., Inc.*	400	3,391
Hokkoku Bank Ltd. (The)	1,000	2,545
Horiba Ltd.	100	3,281
Hosiden Corp.	300	1,783
House Foods Group, Inc.	100	1,907
Hyakugo Bank Ltd. (The)	1,000	3,610

Industrial & Infrastructure Fund Investment Corp. REIT	1	4,700
Ines Corp.	400	3,963
Invincible Investment Corp. REIT	7	4,606
IT Holdings Corp.	200	4,603
ITO EN Ltd.	200	5,685
Iwatani Corp.	1,000	5,525
Izumi Co. Ltd.	100	3,769
JAFCO Co. Ltd.	100	2,758
Japan Display, Inc.*	600	1,208
Japan Excellent, Inc. REIT	3	4,129
Japan Hotel REIT Investment Corp. REIT	3	2,621
Japan Logistics Fund, Inc. REIT	1	2,171
Japan Petroleum Exploration Co. Ltd.	200	4,300
Japan Rental Housing Investments, Inc. REIT	6	4,832
Japan Steel Works Ltd. (The)	1,000	3,308
Juroku Bank Ltd. (The)	1,000	3,131
JVC Kenwood Corp.	800	2,150
Kagome Co. Ltd.	200	3,762
Kaken Pharmaceutical Co. Ltd.	50	3,321
Kawasaki Kisen Kaisha Ltd.	2,000	3,352
Keiyo Bank Ltd. (The)	1,000	3,796
Kenedix Office Investment Corp. REIT	1	5,809
Kewpie Corp.	200	4,482
KINDEN Corp.	300	3,746
Kiyo Bank Ltd. (The)	300	3,294
K’S HOLDINGS Corp. (b)	100	3,255
Kumagai Gumi Co. Ltd.	1,000	2,199
Laox Co. Ltd.*	1,000	1,171
Leopalace21 Corp.*	700	4,066
LINTEC Corp.	200	3,707
Lion Corp.	200	2,116
Matsui Securities Co. Ltd.	300	2,552
Matsumotokiyoshi Holdings Co. Ltd.	100	4,461
MEITEC Corp.	100	3,446
MISUMI Group, Inc. (b)	400	5,346
Mitsui Engineering & Shipbuilding Co. Ltd. (b)	4,000	5,286
Mitsui High-Tec, Inc.	900	4,111
Mitsui Mining & Smelting Co. Ltd.	2,000	3,086
Mitsumi Electric Co. Ltd.	300	1,370
MonotaRO Co. Ltd.	200	4,713
Mori Hills REIT Investment Corp. REIT	2	3,015
MORI TRUST Sogo Reit, Inc. REIT	1	1,790
Musashino Bank Ltd. (The)	100	2,565
NAGASE & Co. Ltd.	300	3,057
Nankai Electric Railway Co. Ltd.	1,000	5,924
Nichi-iko Pharmaceutical Co. Ltd.	100	2,499
Nichirei Corp.	900	6,841
Nifco, Inc.	100	4,523
Nihon Kohden Corp.	200	4,903
Nihon M&A Center, Inc.	100	4,736
Nikkon Holdings Co. Ltd.	300	5,151
Nippon Accommodations Fund, Inc. REIT	1	3,667
Nippon Kayaku Co. Ltd.	300	2,943
Nippon Paper Industries Co. Ltd.	300	5,077
Nippon Suisan Kaisha Ltd.	500	2,319
Nippon Yakin Kogyo Co. Ltd.*	2,500	2,594
Nipro Corp.	500	4,692
Nishimatsu Construction Co. Ltd.	1,000	3,920
Nishi-Nippon City Bank Ltd. (The)	1,000	1,809
Nishi-Nippon Railroad Co. Ltd.	1,000	7,317
Nissan Chemical Industries Ltd.	200	4,518
NISSAN SHATAI Co. Ltd.	300	3,001
Nisshinbo Holdings, Inc.	300	2,820
North Pacific Bank Ltd.	800	1,987
NTN Corp.	1,000	3,157
Ogaki Kyoritsu Bank Ltd. (The)	1,000	3,122
Okamoto Industries, Inc.	100	832
Okasan Securities Group, Inc.	1,000	4,754
Oki Electric Industry Co. Ltd.	3,000	3,885
OncoTherapy Science, Inc.*	600	1,394
Orix JREIT, Inc. REIT	2	3,042
OSG Corp.	200	3,381
Penta-Ocean Construction Co. Ltd.	1,100	4,468
Pigeon Corp.	200	4,676
Pilot Corp.	100	3,774
Premier Investment Corp. REIT	5	6,292
Qol Co. Ltd.	100	1,397
Resorttrust, Inc.	200	4,614

Rohto Pharmaceutical Co. Ltd.	200	3,643
Sangetsu Co. Ltd.	200	3,542
Sankyu, Inc.	1,000	4,709
Sanwa Holdings Corp.	500	3,197
SAPPORO HOLDINGS Ltd.	1,000	4,550
Sawai Pharmaceutical Co. Ltd.	100	6,909
SCREEN Holdings Co. Ltd.	200	1,488
SCSK Corp.	100	3,845
Seino Holdings Co. Ltd.	400	4,094
Sekisui House SI Residential Investment Corp. REIT	4	4,168
Senshu Ikeda Holdings, Inc.	1,300	4,439
Shiga Bank Ltd. (The) (b)	1,000	4,089
Shimachu Co. Ltd.	200	4,248
Shinko Plantech Co. Ltd.	200	1,463
Ship Healthcare Holdings, Inc.	200	5,311
Showa Denko KK	4,000	3,973
Skylark Co. Ltd.	300	3,847
Sojitz Corp.	2,400	4,619
SQUARE ENIX HOLDINGS Co. Ltd.	200	4,716
Start Today Co. Ltd.	200	6,332
Sugi Holdings Co. Ltd.	100	4,709
Sumco Corp.	400	2,547
Sumitomo Forestry Co. Ltd.	500	5,592
Sumitomo Mitsui Construction Co. Ltd.	3,500	2,887
Sumitomo Osaka Cement Co. Ltd.	1,000	3,654
Sundrug Co. Ltd.	100	6,607
Taiyo Yuden Co. Ltd.	300	3,078
Takara Holdings, Inc.	500	3,676
Temp Holdings Co. Ltd.	300	3,829
Toda Corp.	1,000	4,133
Toho Holdings Co. Ltd.	200	4,149
TOKAI RIKA Co. Ltd.	200	3,947
Tokai Tokyo Financial Holdings, Inc.	500	2,434
TOKYO OHKA KOGYO Co. Ltd.	100	2,625
TOKYU REIT, Inc. REIT	4	5,772
Topcon Corp.	200	2,157
Tosoh Corp.	1,000	3,805
Toyo Corp./Chuo-Ku	400	3,789
Toyo Kanetsu KK	1,300	2,686
Toyo Tire & Rubber Co. Ltd.	200	3,038
TOYOBO Co. Ltd.	3,000	4,363
Toyota Boshoku Corp.	100	1,580
TS TECH Co. Ltd.	200	4,450
Tsubakimoto Chain Co.	900	5,268
Tsumura & Co.	200	5,073
Ube Industries Ltd.	3,000	5,082
Ulvac, Inc.	100	3,020
UNY Group Holdings Co. Ltd.	700	4,538
USHIO, Inc.	300	4,129
Valor Holdings Co. Ltd.	200	4,326
Wacoal Holdings Corp.	100	1,151
Yokohama Reito Co. Ltd.	300	2,663
Zenkoku Hosho Co. Ltd.	100	2,984
ZEON Corp.	200	1,274

		695,503

Jersey Island - 0.3%
Centamin PLC	2,567	3,309
Phoenix Group Holdings	299	3,529

		6,838

Jordan - 0.2%
Hikma Pharmaceuticals PLC	205	5,367

Luxembourg - 0.6%
APERAM SA*	85	2,907
Eurofins Scientific SE	13	4,640
Grand City Properties SA	162	3,384
Regus PLC	895	3,606

		14,537

Malta - 0.2%
Unibet Group PLC SDR	401	4,559

Netherlands - 2.0%
Aalberts Industries NV	129	4,020
Arcadis NV	143	2,067
ASM International NV	71	3,008
Corbion NV	139	3,099
Eurocommercial Properties NV	74	3,102
Euronext NV, 144A	94	3,620
Fugro NV*	143	2,451
IMCD Group NV	89	3,258
Koninklijke BAM Groep NV*	502	2,278
PostNL NV*	967	3,771
SBM Offshore NV*	304	3,863

TKH Group NV	71	2,642
TomTom NV*	193	1,741
USG People NV	152	2,850
Wereldhave NV REIT	55	2,796

		44,566

New Zealand - 1.2%
Air New Zealand Ltd.	2,460	4,425
Fisher & Paykel Healthcare Corp. Ltd.	1,026	5,949
Infratil Ltd.	1,737	3,560
Kiwi Property Group Ltd.	6,493	5,840
SKY Network Television Ltd.	1,022	2,902
SKYCITY Entertainment Group Ltd.	1,820	5,360

		28,036

Norway - 1.1%
Aker Solutions ASA	435	1,294
Det Norske Oljeselskap ASA*	299	2,096
DNO ASA*(b)	1,860	1,345
Marine Harvest ASA*	459	6,572
Norwegian Air Shuttle ASA*	77	2,539
Petroleum Geo-Services ASA (b)	506	1,151
Prosafe SE (b)	842	1,045
Storebrand ASA*	1,002	3,946
TGS Nopec Geophysical Co ASA	256	3,745

		23,733

Portugal - 0.4%
CTT-Correios de Portugal SA	482	3,708
NOS SGPS SA	322	2,238
Sonae SGPS SA	2,186	2,264

		8,210

Singapore - 1.8%
Ezra Holdings Ltd.*	35,900	1,634
Keppel REIT	5,800	3,878
KrisEnergy Ltd.*	5,700	722
Mapletree Commercial Trust REIT	4,600	4,613
Mapletree Greater China Commercial Trust REIT	8,900	5,760
Mapletree Industrial Trust REIT	4,800	5,275
Mapletree Logistics Trust REIT	6,400	4,438
Midas Holdings Ltd.	10,500	1,979
SATS Ltd.	1,400	3,913
Singapore Post Ltd.	2,900	2,980
Venture Corp. Ltd.	1,100	6,384

		41,576

South Africa - 0.1%
Petra Diamonds Ltd.	1,663	2,170

Spain - 2.6%
Acciona SA	46	3,521
Acerinox SA	250	2,747
Almirall SA	117	1,984
Applus Services SA	272	2,071
Atresmedia Corp. de Medios de Comunicacion SA	131	1,367
Bolsas y Mercados Espanoles SHMSF SA	111	3,502
Ebro Foods SA	166	3,406
Fomento de Construcciones y Contratas SA*(b)	334	2,362
Gamesa Corp. Tecnologica SA	358	6,796
Grupo Catalana Occidente SA	39	1,134
Hispania Activos Inmobiliarios SA*	230	2,891
Indra Sistemas SA*	256	2,351
Inmobiliaria Colonial SA*	4,129	2,695
Mediaset Espana Comunicacion SA	253	2,739
Melia Hotels International SA	146	1,561
Merlin Properties Socimi SA REIT	281	2,950
NH Hotel Group SA*	386	1,730
Prosegur Compania de Seguridad SA	542	2,706
Sacyr SA	933	1,657
Tecnicas Reunidas SA	90	2,452
Viscofan SA	83	4,967

		57,589

Sweden - 5.0%
AAK AB	60	4,107
Axfood AB	110	1,850
Betsson AB*	205	2,952
BillerudKorsnas AB	229	3,621
Castellum AB	197	2,984
Com Hem Holding AB	331	2,900
Elekta AB, Class B	400	3,548
Fabege AB	134	2,082
Fastighets AB Balder, Class B*	132	3,057

Fingerprint Cards AB, Class B*	96	5,269
Hemfosa Fastigheter AB	306	3,395
Hexpol AB	348	3,512
Holmen AB, Class B	91	2,668
Hufvudstaden AB, Class A	147	2,151
Indutrade AB	58	3,236
Intrum Justitia AB	123	3,774
JM AB	135	3,213
Kungsleden AB	444	2,982
L E Lundbergforetagen AB, Class B (b)	37	1,871
Loomis AB, Class B	117	3,774
Meda AB, Class A	389	6,924
Modern Times Group MTG AB, Class B (b)	126	3,419
NCC AB, Class B	117	3,955
NetEnt AB*	62	3,628
Nibe Industrier AB, Class B	140	4,390
Nobia AB	197	1,893
Peab AB	370	3,241
Ratos AB, Class B	472	2,544
Saab AB, Class B	130	4,171
SSAB AB, Class A*(b)	497	1,353
Swedish Orphan Biovitrum AB*	247	2,997
Trelleborg AB, Class B	274	4,573
Wallenstam AB, Class B	280	2,160
Wihlborgs Fastigheter AB	165	3,261

		111,455

Switzerland - 4.5%
Allreal Holding AG*	23	3,066
Basilea Pharmaceutica Ltd.*	26	1,849
Bucher Industries AG (b)	18	3,993
Burckhardt Compression Holding AG	9	2,819
Cembra Money Bank AG*	72	4,680
Clariant AG*	344	5,760
dorma+kaba Holding AG	6	3,608
Ferrexpo PLC	4,487	1,593
Flughafen Zuerich AG	7	5,570
Forbo Holding AG*	2	2,079
GAM Holding AG*	266	3,823
Georg Fischer AG	8	5,460
Helvetia Holding AG	4	2,119
Kuoni Reisen Holding AG*	11	4,021
Leonteq AG*	19	1,808
Logitech International SA	285	4,424
Mobimo Holding AG*	16	3,536
OC Oerlikon Corp. AG*	370	3,631
Panalpina Welttransport Holding AG	29	2,626
PSP Swiss Property AG*	53	4,525
SFS Group AG*	42	2,818
Straumann Holding AG	17	5,525
Sunrise Communications Group AG, 144A*	65	3,854
Tecan Group AG	24	3,716
Temenos Group AG*	106	5,218
U-Blox AG*	14	2,762
Valiant Holding AG	39	3,953
Vontobel Holding AG	64	2,788

		101,624

United Kingdom - 17.7%
AA PLC	811	3,211
Abcam PLC	309	2,879
Allied Minds PLC*(b)	411	1,728
Ashmore Group PLC	762	2,454
ASOS PLC*	85	3,476
AVEVA Group PLC	116	2,462
Balfour Beatty PLC*(b)	1,087	3,804
BBA Aviation PLC	1,293	3,490
Beazley PLC	582	2,911
Bellway PLC	154	5,504
Berendsen PLC	246	3,975
BGEO Group PLC	115	3,185
Big Yellow Group PLC REIT	218	2,226
Bodycote PLC	385	3,073
Booker Group PLC	2,179	5,044
Bovis Homes Group PLC	198	2,639
Brewin Dolphin Holdings PLC	640	2,312
Britvic PLC	426	4,109
BTG PLC*	543	4,720
Cairn Energy PLC*	1,118	2,550
Capital & Counties Properties PLC	623	2,801
Card Factory PLC	637	2,966
Carillion PLC	686	2,628
Cineworld Group PLC	219	1,600

Clinigen Group PLC	216	1,905
Close Brothers Group PLC	189	3,486
Countrywide PLC	417	2,066
Crest Nicholson Holdings PLC	362	2,829
CYBG PLC*	83	218
Daily Mail & General Trust PLC, Class A	384	3,498
Dairy Crest Group PLC	386	3,143
Debenhams PLC	2,441	2,718
Derwent London PLC REIT	109	4,601
Dialog Semiconductor PLC*	107	3,543
Dignity PLC	70	2,448
Diploma PLC (b)	225	2,239
Domino’s Pizza Group PLC	258	3,760
Drax Group PLC	814	2,638
DS Smith PLC	1,134	6,141
Dunelm Group PLC	145	2,008
Electrocomponents PLC	928	3,062
Elementis PLC	887	2,880
Essentra PLC	362	4,205
esure Group PLC	623	2,156
Firstgroup PLC*	2,163	2,777
Galliford Try PLC	128	2,622
Genus PLC	116	2,310
Go-Ahead Group PLC	83	2,980
Grainger PLC	828	2,496
Great Portland Estates PLC REIT	352	3,420
Greene King PLC	290	3,657
Greggs PLC	201	2,896
Gulf Keystone Petroleum Ltd.*(b)	4,755	927
GW Pharmaceuticals PLC*	450	1,549
Halfords Group PLC	472	2,617
Halma PLC	411	5,077
Hansteen Holdings PLC REIT	1,269	1,900
Hays PLC	1,911	3,056
Henderson Group PLC	1,485	4,861
Home Retail Group PLC	1,612	3,960
HomeServe PLC	447	2,522
Howden Joinery Group PLC	783	5,367
Hunting PLC	329	1,611
IG Group Holdings PLC	302	3,199
Imagination Technologies Group PLC*	613	1,465
Inchcape PLC	541	5,565
Indivior PLC	1,131	2,653
Informa PLC	497	4,752
Intermediate Capital Group PLC	442	3,556
International Personal Finance PLC	605	2,256
Interserve PLC	318	1,926
J D Wetherspoon PLC	178	1,783
John Wood Group PLC	595	5,168
Jupiter Fund Management PLC	575	3,203
Just Eat PLC*	638	3,425
Keller Group PLC	191	2,205
Kier Group PLC	152	2,812
Ladbrokes PLC	1,950	3,726
Laird PLC	534	2,505
Lancashire Holdings Ltd. (b)	275	2,260
LondonMetric Property PLC REIT	876	1,915
Man Group PLC	2,333	5,014
Marston’s PLC	741	1,636
Michael Page International PLC	431	2,218
Micro Focus International PLC	226	4,640
Mitchells & Butlers PLC	395	1,539
Mitie Group PLC (b)	607	2,361
Moneysupermarket.com Group PLC	538	2,532
Morgan Advanced Materials PLC	622	1,835
National Express Group PLC (b)	774	3,544
Northgate PLC	414	2,334
Ocado Group PLC*	745	2,696
Ophir Energy PLC*	1,048	1,134
Paragon Group of Cos. PLC (The)	588	2,577
Pennon Group PLC	451	5,116
Pets at Home Group PLC	652	2,414
Poundland Group PLC	704	1,764
Premier Oil PLC*	1,557	861
QinetiQ Group PLC	962	3,120
Redrow PLC	400	2,414
Renishaw PLC	75	1,826
Rentokil Initial PLC	2,189	5,055
Restaurant Group PLC (The)	276	2,084
Rightmove PLC	125	6,844
Rotork PLC	1,422	3,157
RPC Group PLC	342	3,518

Safestore Holdings PLC REIT	527	2,407
Savills PLC	220	2,012
Senior PLC	782	2,264
Serco Group PLC*	2,003	2,607
Shaftesbury PLC REIT	116	1,386
SIG PLC	1,189	2,305
Spectris PLC (b)	168	4,225
Spirax-Sarco Engineering PLC	72	3,152
Spire Healthcare Group PLC, 144A	496	2,387
SSP Group PLC	562	2,239
St. Modwen Properties PLC	357	1,624
Stagecoach Group PLC	641	2,419
Subsea 7 SA*(b)	255	1,617
SuperGroup PLC	118	2,173
SVG Capital PLC*	429	2,884
Synthomer PLC	486	2,035
TalkTalk Telecom Group PLC	754	2,499
Ted Baker PLC	45	1,863
Telecom Plus PLC	167	1,976
Thomas Cook Group PLC*	2,264	3,296
Tullett Prebon PLC	505	2,446
Tullow Oil PLC*	1,249	2,938
UBM PLC	511	4,200
Ultra Electronics Holdings PLC	109	2,720
UNITE Group PLC (The)	277	2,356
Vectura Group PLC*	892	2,017
Vesuvius PLC	506	2,113
Victrex PLC (b)	129	2,787
Virgin Money Holdings (UK) PLC	413	1,914
WH Smith PLC	160	4,024
Workspace Group PLC REIT	90	908
WS Atkins PLC	148	2,641

		396,937

United States - 0.3%
Cable & Wireless Communications PLC	4,178	4,408
Sims Metal Management Ltd. (b)	519	2,489

		6,897

TOTAL COMMON STOCKS
(Cost $2,509,884)		2,239,435

PREFERRED STOCKS - 0.4%
Germany - 0.4%
Jungheinrich AG	48	3,651
Sartorius AG	19	4,905

		8,556

TOTAL PREFERRED STOCKS
(Cost $7,809)		8,556

SECURITIES LENDING COLLATERAL - 5.6%
Daily Assets Fund “Capital Shares”, 0.42% (c)(d)
(Cost $125,379)	125,379	125,379

TOTAL INVESTMENTS - 105.7%
(Cost $2,643,072) †		$2,373,370
Other assets and liabilities, net - (5.7%)		(128,335)

NET ASSETS - 100.0%		$2,245,035

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $2,643,072. At February 29, 2016, net unrealized depreciation for all securities based on tax cost was $269,702. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $73,161 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $342,863.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2016 amounted to $104,229, which is 4.6% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

SDR: Swedish Depositary Receipt

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 29, 2016 the Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Total Investments excluding Securities Lending
Industrials	529,986	23.6%
Financials	496,406	22.1
Consumer Discretionary	344,862	15.3
Information Technology	220,011	9.8
Materials	187,815	8.3
Health Care	178,209	7.9
Consumer Staples	163,961	7.3
Energy	59,988	2.7
Utilities	39,884	1.8
Telecommunication Services	26,869	1.2

Total	2,247,991	100.0%

As of February 29, 2016, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Canadian Imperial Bank of Commerce	3/2/2016	CHF	49,300	USD	48,165	$(1,209)
RBC Capital Markets	3/2/2016	CHF	55,000	USD	53,735	(1,348)
The Bank of New York Mellon	3/2/2016	CHF	1,200	USD	1,202	0
The Bank of New York Mellon	3/2/2016	CHF	1,819	USD	1,777	(45)
Canadian Imperial Bank of Commerce	3/2/2016	DKK	155,000	USD	22,490	(115)
RBC Capital Markets	3/2/2016	DKK	166,000	USD	24,086	(123)
The Bank of New York Mellon	3/2/2016	DKK	3,100	USD	463	11
Canadian Imperial Bank of Commerce	3/2/2016	EUR	262,700	USD	284,441	(1,338)
RBC Capital Markets	3/2/2016	EUR	273,336	USD	295,957	(1,393)
The Bank of New York Mellon	3/2/2016	EUR	5,700	USD	6,227	27
The Bank of New York Mellon	3/2/2016	EUR	1,000	USD	1,110	22
The Bank of New York Mellon	3/2/2016	EUR	600	USD	675	22
The Bank of New York Mellon	3/2/2016	EUR	12,120	USD	13,123	(62)
Canadian Imperial Bank of Commerce	3/2/2016	GBP	178,000	USD	252,495	4,746
RBC Capital Markets	3/2/2016	GBP	174,734	USD	247,864	4,662
The Bank of New York Mellon	3/2/2016	GBP	500	USD	724	28
The Bank of New York Mellon	3/2/2016	GBP	3,000	USD	4,312	136
The Bank of New York Mellon	3/2/2016	GBP	5,600	USD	8,072	278
Canadian Imperial Bank of Commerce	3/2/2016	HKD	218,000	USD	28,011	(17)
RBC Capital Markets	3/2/2016	HKD	218,000	USD	28,008	(20)
The Bank of New York Mellon	3/2/2016	HKD	26,700	USD	3,434	1
The Bank of New York Mellon	3/2/2016	HKD	7,500	USD	962	(2)
The Bank of New York Mellon	3/2/2016	HKD	39,523	USD	5,078	(3)
Canadian Imperial Bank of Commerce	3/2/2016	ILS	37,000	USD	9,358	(123)
RBC Capital Markets	3/2/2016	ILS	37,000	USD	9,357	(125)
The Bank of New York Mellon	3/2/2016	ILS	24,300	USD	6,147	(80)
Canadian Imperial Bank of Commerce	3/2/2016	NOK	131,000	USD	15,005	(48)
RBC Capital Markets	3/2/2016	NOK	131,000	USD	15,005	(48)
The Bank of New York Mellon	3/2/2016	NOK	4,500	USD	527	9
The Bank of New York Mellon	3/2/2016	NOK	14,700	USD	1,711	22
Canadian Imperial Bank of Commerce	3/2/2016	SEK	427,000	USD	49,836	(36)
RBC Capital Markets	3/2/2016	SEK	504,000	USD	58,825	(41)
The Bank of New York Mellon	3/2/2016	SEK	73,600	USD	8,590	(6)
The Bank of New York Mellon	3/2/2016	SEK	4,000	USD	472	5
The Bank of New York Mellon	3/2/2016	SEK	12,400	USD	1,466	18
The Bank of New York Mellon	3/2/2016	SEK	7,500	USD	890	14

The Bank of New York Mellon	3/2/2016	SEK	3,400	USD	404	7
Canadian Imperial Bank of Commerce	3/2/2016	USD	49,498	CHF	49,300	(124)
Canadian Imperial Bank of Commerce	3/2/2016	USD	609	DKK	4,200	3
Canadian Imperial Bank of Commerce	3/2/2016	USD	21,967	DKK	150,800	26
Canadian Imperial Bank of Commerce	3/2/2016	USD	285,437	EUR	262,700	343
Canadian Imperial Bank of Commerce	3/2/2016	USD	3,121	GBP	2,200	(59)
Canadian Imperial Bank of Commerce	3/2/2016	USD	244,995	GBP	175,800	(308)
Canadian Imperial Bank of Commerce	3/2/2016	USD	28,034	HKD	218,000	(7)
Canadian Imperial Bank of Commerce	3/2/2016	USD	9,482	ILS	37,000	0
Canadian Imperial Bank of Commerce	3/2/2016	USD	13,903	NOK	121,200	24
Canadian Imperial Bank of Commerce	3/2/2016	USD	1,123	NOK	9,800	4
Canadian Imperial Bank of Commerce	3/2/2016	USD	49,715	SEK	427,000	157
RBC Capital Markets	3/2/2016	USD	49,197	CHF	49,000	(123)
RBC Capital Markets	3/2/2016	USD	5,862	CHF	6,000	147
RBC Capital Markets	3/2/2016	USD	24,181	DKK	166,000	28
RBC Capital Markets	3/2/2016	USD	53,059	EUR	49,000	246
RBC Capital Markets	3/2/2016	USD	3,000	EUR	2,697	(66)
RBC Capital Markets	3/2/2016	USD	5,420	EUR	5,000	19
RBC Capital Markets	3/2/2016	USD	235,389	EUR	216,639	283
RBC Capital Markets	3/2/2016	USD	7,103	GBP	5,000	(143)
RBC Capital Markets	3/2/2016	USD	190,552	GBP	136,734	(240)
RBC Capital Markets	3/2/2016	USD	46,813	GBP	33,000	(882)
RBC Capital Markets	3/2/2016	USD	18,261	HKD	142,000	(4)
RBC Capital Markets	3/2/2016	USD	9,767	HKD	76,000	4
RBC Capital Markets	3/2/2016	USD	6,456	ILS	25,192	0
RBC Capital Markets	3/2/2016	USD	3,000	ILS	11,808	26
RBC Capital Markets	3/2/2016	USD	15,027	NOK	131,000	26
RBC Capital Markets	3/2/2016	USD	12,373	SEK	106,000	8
RBC Capital Markets	3/2/2016	USD	46,339	SEK	398,000	146
The Bank of New York Mellon	3/2/2016	USD	3,031	CHF	3,019	(8)
The Bank of New York Mellon	3/2/2016	USD	452	DKK	3,100	0
The Bank of New York Mellon	3/2/2016	USD	6,905	EUR	6,200	(160)
The Bank of New York Mellon	3/2/2016	USD	14,364	EUR	13,220	17
The Bank of New York Mellon	3/2/2016	USD	2,577	GBP	1,800	(72)
The Bank of New York Mellon	3/2/2016	USD	6,072	GBP	4,200	(226)
The Bank of New York Mellon	3/2/2016	USD	2,927	GBP	2,100	(4)
The Bank of New York Mellon	3/2/2016	USD	1,437	GBP	1,000	(45)
The Bank of New York Mellon	3/2/2016	USD	9,481	HKD	73,723	(2)
The Bank of New York Mellon	3/2/2016	USD	6,227	ILS	24,300	0
The Bank of New York Mellon	3/2/2016	USD	2,202	NOK	19,200	5
The Bank of New York Mellon	3/2/2016	USD	11,748	SEK	100,900	37
Canadian Imperial Bank of Commerce	3/3/2016	AUD	86,800	USD	61,310	(634)
RBC Capital Markets	3/3/2016	AUD	91,184	USD	64,405	(668)
The Bank of New York Mellon	3/3/2016	AUD	1,900	USD	1,362	6
The Bank of New York Mellon	3/3/2016	AUD	7,600	USD	5,368	(55)
Canadian Imperial Bank of Commerce	3/3/2016	JPY	46,911,600	USD	387,680	(28,416)
RBC Capital Markets	3/3/2016	JPY	42,686,434	USD	352,766	(25,854)
RBC Capital Markets	3/3/2016	JPY	445,772	USD	3,800	(154)
The Bank of New York Mellon	3/3/2016	JPY	200,000	USD	1,749	(25)

The Bank of New York Mellon	3/3/2016	JPY	228,000	USD	2,005	(17)
The Bank of New York Mellon	3/3/2016	JPY	1,952,100	USD	16,278	(1,037)
The Bank of New York Mellon	3/3/2016	JPY	412,000	USD	3,671	17
The Bank of New York Mellon	3/3/2016	JPY	711,500	USD	6,222	(89)
Canadian Imperial Bank of Commerce	3/3/2016	NZD	19,000	USD	12,271	(246)
RBC Capital Markets	3/3/2016	NZD	19,000	USD	12,271	(246)
The Bank of New York Mellon	3/3/2016	NZD	3,700	USD	2,390	(48)
Canadian Imperial Bank of Commerce	3/3/2016	SGD	29,600	USD	20,782	(269)
RBC Capital Markets	3/3/2016	SGD	31,000	USD	21,762	(285)
The Bank of New York Mellon	3/3/2016	SGD	700	USD	491	(6)
The Bank of New York Mellon	3/3/2016	SGD	1,200	USD	849	(4)
Canadian Imperial Bank of Commerce	3/3/2016	USD	61,997	AUD	86,800	(53)
Canadian Imperial Bank of Commerce	3/3/2016	USD	403,513	JPY	45,546,493	475
Canadian Imperial Bank of Commerce	3/3/2016	USD	11,281	JPY	1,365,107	827
Canadian Imperial Bank of Commerce	3/3/2016	USD	12,528	NZD	19,000	(11)
Canadian Imperial Bank of Commerce	3/3/2016	USD	21,044	SGD	29,600	7
RBC Capital Markets	3/3/2016	USD	4,238	AUD	6,000	44
RBC Capital Markets	3/3/2016	USD	60,840	AUD	85,184	(49)
RBC Capital Markets	3/3/2016	USD	299,783	JPY	33,837,206	346
RBC Capital Markets	3/3/2016	USD	13,268	JPY	1,605,000	968
RBC Capital Markets	3/3/2016	USD	63,556	JPY	7,690,000	4,652
RBC Capital Markets	3/3/2016	USD	12,527	NZD	19,000	(10)
RBC Capital Markets	3/3/2016	USD	4,214	SGD	6,000	53
RBC Capital Markets	3/3/2016	USD	17,774	SGD	25,000	6
The Bank of New York Mellon	3/3/2016	USD	5,669	AUD	8,000	40
The Bank of New York Mellon	3/3/2016	USD	1,071	AUD	1,500	(1)
The Bank of New York Mellon	3/3/2016	USD	31,040	JPY	3,503,600	36
The Bank of New York Mellon	3/3/2016	USD	2,439	NZD	3,700	(2)
The Bank of New York Mellon	3/3/2016	USD	1,351	SGD	1,900	0
Canadian Imperial Bank of Commerce	4/4/2016	CHF	49,300	USD	49,578	110
RBC Capital Markets	4/4/2016	CHF	49,000	USD	49,275	108
The Bank of New York Mellon	4/4/2016	CHF	3,019	USD	3,036	6
Canadian Imperial Bank of Commerce	4/4/2016	DKK	150,800	USD	21,991	(30)
RBC Capital Markets	4/4/2016	DKK	166,000	USD	24,206	(34)
The Bank of New York Mellon	4/4/2016	DKK	3,100	USD	452	(1)
Canadian Imperial Bank of Commerce	4/4/2016	EUR	262,700	USD	285,706	(393)
RBC Capital Markets	4/4/2016	EUR	7,000	USD	7,613	(10)
RBC Capital Markets	4/4/2016	EUR	216,639	USD	235,610	(325)
The Bank of New York Mellon	4/4/2016	EUR	13,220	USD	14,378	(20)
Canadian Imperial Bank of Commerce	4/4/2016	GBP	175,800	USD	245,020	300
RBC Capital Markets	4/4/2016	GBP	136,734	USD	190,570	231
RBC Capital Markets	4/4/2016	GBP	14,000	USD	19,513	24
The Bank of New York Mellon	4/4/2016	GBP	2,100	USD	2,927	4
Canadian Imperial Bank of Commerce	4/4/2016	ILS	37,000	USD	9,489	(2)
RBC Capital Markets	4/4/2016	ILS	25,192	USD	6,460	(2)
The Bank of New York Mellon	4/4/2016	ILS	24,300	USD	6,232	(1)
Canadian Imperial Bank of Commerce	4/4/2016	NOK	121,200	USD	13,899	(24)
RBC Capital Markets	4/4/2016	NOK	131,000	USD	15,023	(27)
The Bank of New York Mellon	4/4/2016	NOK	19,200	USD	2,201	(5)

Canadian Imperial Bank of Commerce	4/4/2016	SEK	427,000	USD	49,776	(168)
RBC Capital Markets	4/4/2016	SEK	398,000	USD	46,394	(158)
RBC Capital Markets	4/4/2016	SEK	63,000	USD	7,344	(25)
The Bank of New York Mellon	4/4/2016	SEK	100,900	USD	11,762	(39)
Canadian Imperial Bank of Commerce	4/5/2016	AUD	86,800	USD	61,902	57
RBC Capital Markets	4/5/2016	AUD	85,184	USD	60,747	53
The Bank of New York Mellon	4/5/2016	AUD	1,500	USD	1,070	1
Canadian Imperial Bank of Commerce	4/5/2016	HKD	218,000	USD	28,039	5
RBC Capital Markets	4/5/2016	HKD	142,000	USD	18,264	4
The Bank of New York Mellon	4/5/2016	HKD	73,723	USD	9,482	2
Canadian Imperial Bank of Commerce	4/5/2016	JPY	45,546,493	USD	403,956	(502)
RBC Capital Markets	4/5/2016	JPY	726,000	USD	6,433	(14)
RBC Capital Markets	4/5/2016	JPY	33,837,206	USD	300,111	(368)
The Bank of New York Mellon	4/5/2016	JPY	3,503,600	USD	31,074	(38)
Canadian Imperial Bank of Commerce	4/5/2016	NZD	19,000	USD	12,503	12
RBC Capital Markets	4/5/2016	NZD	19,000	USD	12,502	11
The Bank of New York Mellon	4/5/2016	NZD	3,700	USD	2,435	2
Canadian Imperial Bank of Commerce	4/5/2016	SGD	29,600	USD	21,029	(7)
RBC Capital Markets	4/5/2016	SGD	25,000	USD	17,760	(6)
The Bank of New York Mellon	4/5/2016	SGD	1,900	USD	1,350	0
RBC Capital Markets	4/5/2016	USD	18,849	JPY	2,125,000	22

Total net unrealized depreciation						$(49,047)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 29, 2016.

Currency Abbreviations

AUD     Australian Dollar

CHF     Swiss Franc

DKK     Danish Krone

EUR     Euro

GBP     Pound Sterling

HKD     Hong Kong Dollar

ILS     Israeli New Sheqel

JPY     Japanese Yen

NOK     Norwegian Krone

NZD     New Zealand Dollar

SEK     Swedish Krona

SGD     Singapore Dollar

USD     U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks (e)	$2,239,435	$—	$—	$2,239,435
Preferred Stocks	8,556	—	—	8,556
Short-Term Investments	125,379	—	—	125,379
Derivatives (f)
Forward Foreign Currency Exchange Contracts	—	19,986	—	19,986

Total	$2,373,370	$19,986	$—	$2,393,356

	Level 1	Level 2	Level 3	Total
Liabilities
Derivatives (f)
Forward Foreign Currency Exchange Contracts	$—	$(69,033)	$—	$(69,033)

Total	$—	$(69,033)	$—	$(69,033)

There have been no transfers between fair value measurement levels during the period ended February 29, 2016.

(e)	See Schedule of investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Italy Hedged Equity ETF

February 29, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.7%
Consumer Discretionary - 10.5%
Ferrari NV*	1,340	$51,880
Fiat Chrysler Automobiles NV	9,188	63,420
Luxottica Group SpA	1,414	81,142

		196,442

Energy - 17.3%
Eni SpA	17,699	249,339
Saipem SpA*(a)	44,251	18,293
Tenaris SA	5,019	54,872

		322,504

Financials - 34.5%
Assicurazioni Generali SpA	6,157	85,800
Banco Popolare SC*	4,476	36,885
EXOR SpA	1,324	43,944
Intesa Sanpaolo SpA	87,969	224,124
Intesa Sanpaolo SpA-RSP	7,080	16,775
Mediobanca SpA	6,488	44,183
UniCredit SpA	31,327	117,096
Unione di Banche Italiane SpA	10,637	41,148
UnipolSai SpA	15,610	32,180

		642,135

Industrials - 13.0%
Atlantia SpA	3,250	80,646
CNH Industrial NV	9,935	66,306
Finmeccanica SpA*	4,487	46,542
Prysmian SpA	2,336	47,775

		241,269

Telecommunication Services - 4.4%
Telecom Italia SpA*(a)	66,270	64,811
Telecom Italia SpA-RSP	22,002	17,077

		81,888

Utilities - 20.0%
Enel Green Power SpA	8,934	17,416
Enel SpA	48,064	193,670
Snam SpA	15,129	81,929
Terna Rete Elettrica Nazionale SpA	15,181	79,337

		372,352

TOTAL COMMON STOCKS
(Cost $2,420,944)		1,856,590

RIGHT - 0.0%
Utilities - 0.0%
Enel Green Power SpA*, expires 3/31/16
(Cost $0)	8,409	0

SECURITIES LENDING COLLATERAL - 4.5%
Daily Assets Fund “Capital Shares”, 0.42% (b)(c)
(Cost $82,615)	82,615	82,615

TOTAL INVESTMENTS - 104.2%
(Cost $2,503,559) †		$1,939,205
Other assets and liabilities, net - (4.2%)		(77,587)

NET ASSETS - 100.0%		$1,861,618

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $2,503,559. At February 29, 2016, net unrealized depreciation for all securities based on tax cost was $564,354. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $15,178 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $579,532.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2016 amounted to $76,487, which is 4.1% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

RSP:	Risparmio (Convertible Savings Shares)

As of February 29, 2016, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Canadian Imperial Bank of Commerce	3/2/2016	EUR	1,143,233	USD	1,237,847	$(5,825)
RBC Capital Markets	3/2/2016	EUR	935,336	USD	1,012,743	(4,767)
The Bank of New York Mellon	3/2/2016	EUR	3,733	USD	4,042	(19)
The Bank of New York Mellon	3/2/2016	EUR	1,300	USD	1,449	35
Canadian Imperial Bank of Commerce	3/2/2016	USD	1,237,847	EUR	1,139,245	1,487
RBC Capital Markets	3/2/2016	USD	337,847	EUR	312,000	1,564
RBC Capital Markets	3/2/2016	USD	654,300	EUR	602,181	786
RBC Capital Markets	3/2/2016	USD	20,596	EUR	19,000	73
The Bank of New York Mellon	3/2/2016	USD	2,713	EUR	2,497	3
The Bank of New York Mellon	3/2/2016	USD	2,778	EUR	2,500	(59)
Canadian Imperial Bank of Commerce	4/4/2016	EUR	1,138,171	USD	1,237,847	(1,701)
RBC Capital Markets	4/4/2016	EUR	601,616	USD	654,300	(902)

The Bank of New York Mellon	4/4/2016	EUR	2,494	USD	2,713	(4)
RBC Capital Markets	4/4/2016	USD	47,855	EUR	44,000	64
RBC Capital Markets	4/4/2016	USD	9,786	EUR	9,000	16

Total net unrealized depreciation						$(9,249)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 29, 2016.

Currency Abbreviations

EUR     Euro

USD     U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks (d)	$1,856,590	$—	$—	$1,856,590
Rights	0	—	—	0
Short-Term Investments	82,615	—	—	82,615
Derivatives (e)
Forward Foreign Currency Exchange Contracts	—	4,028	—	4,028

Total	$1,939,205	$4,028	$—	$1,943,233

	Level 1	Level 2	Level 3	Total
Liabilities
Derivatives (e)
Forward Foreign Currency Exchange Contracts	$—	$(13,277)	$—	$(13,277)

Total	$—	$(13,277)	$—	$(13,277)

There have been no transfers between fair value measurement levels during the period ended February 29, 2016.

(d)	See Schedule of investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF

February 29, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.5%
Italy - 36.7%
Assicurazioni Generali SpA	3,626	$50,530
Atlantia SpA	1,282	31,812
Banco Popolare SC*	1,124	9,262
Enel Green Power SpA	5,434	10,593
Enel SpA	21,901	88,248
Eni SpA	7,900	111,293
EXOR SpA	345	11,451
Ferrari NV*	393	15,216
Finmeccanica SpA*	1,256	13,028
Intesa Sanpaolo SpA	39,391	100,359
Intesa Sanpaolo SpA-RSP	2,916	6,909
Luxottica Group SpA	525	30,127
Mediobanca SpA	1,750	11,918
Prysmian SpA	605	12,373
Saipem SpA*	18,913	7,818
Snam SpA	6,522	35,319
Telecom Italia SpA*(a)	35,634	34,849
Telecom Italia SpA-RSP	18,720	14,530
Terna Rete Elettrica Nazionale SpA	4,681	24,463
UniCredit SpA	14,824	55,410
Unione di Banche Italiane SpA	2,800	10,832
UnipolSai SpA	3,453	7,118

		693,458

Luxembourg - 0.8%
Tenaris SA	1,466	16,028

Portugal - 2.8%
Banco Comercial Portugues SA, Class R*(a)	129,220	4,836
EDP - Energias de Portugal SA	7,191	22,350
Galp Energia SGPS SA	1,437	15,804
Jeronimo Martins SGPS SA	781	11,066

		54,056

Spain - 56.1%
Abertis Infraestructuras SA	1,612	24,288
ACS Actividades de Construccion y Servicios SA	596	15,538
Aena SA, 144A*	209	23,805
Amadeus IT Holding SA, Class A	1,362	55,066
Banco Bilbao Vizcaya Argentaria SA	19,771	125,929
Banco de Sabadell SA	15,719	25,086
Banco Popular Espanol SA	5,323	12,786
Banco Santander SA	44,825	183,008
Bankia SA	14,306	12,232
Bankinter SA	2,093	13,887
CaixaBank SA	8,138	23,434
Distribuidora Internacional de Alimentacion SA*	1,836	9,275
Enagas SA	667	18,840
Endesa SA	986	17,891
Ferrovial SA	1,479	28,687
Gas Natural SDG SA	1,087	19,068
Grifols SA	926	20,348
Iberdrola SA	17,061	110,691
Industria de Diseno Textil SA	3,387	105,452
Mapfre SA (a)	3,371	6,601
Red Electrica Corp. SA	336	26,738
Repsol SA	3,409	35,320
Telefonica SA	13,995	140,736
Zardoya Otis SA	552	5,915

		1,060,621

United Kingdom - 3.1%
CNH Industrial NV	2,946	19,662
Fiat Chrysler Automobiles NV	2,793	19,278
International Consolidated Airlines Group SA (United Kingdom)	2,515	19,283

		58,223

TOTAL COMMON STOCKS
(Cost $2,470,048)		1,882,386

RIGHTS - 0.0%
Italy - 0.0%
Enel Green Power SpA*, expires 03/31/16	5,472	0

Spain - 0.0%
Banco Popular Espanol SA*, expires 03/31/16	5,366	123

TOTAL RIGHTS
(Cost $118)		123

SECURITIES LENDING COLLATERAL - 2.7%
Daily Assets Fund “Capital Shares”, 0.42% (b)(c)
(Cost $51,443)	51,443	$51,443

TOTAL INVESTMENTS - 102.2%
(Cost $2,521,609) †		$1,933,952
Other assets and liabilities, net - (2.2%)		(42,752)

NET ASSETS - 100.0%		$1,891,200

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $2,521,609. At February 29, 2016, net unrealized depreciation for all securities based on tax cost was $587,657. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,816 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $592,473.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2016 amounted to $47,644, which is 2.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

RSP:	Risparmio (Convertible Savings Shares)

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 29, 2016 the Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Total Investments excluding Securities Lending
Financials	671,710	35.7%
Utilities	374,201	19.9
Industrials	194,390	10.3
Telecommunication Services	190,115	10.1
Energy	186,263	9.9
Consumer Discretionary	170,074	9.0
Information Technology	55,066	2.9
Health Care	20,349	1.1
Consumer Staples	20,341	1.1

Total	1,882,509	100.0%

As of February 29, 2016, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Canadian Imperial Bank of Commerce	3/2/2016	EUR	1,139,157	USD	1,233,434	$(5,804)
RBC Capital Markets	3/2/2016	EUR	889,953	USD	963,604	(4,536)
The Bank of New York Mellon	3/2/2016	EUR	2,631	USD	2,849	(14)
Canadian Imperial Bank of Commerce	3/2/2016	USD	1,233,434	EUR	1,135,183	1,482
RBC Capital Markets	3/2/2016	USD	265,296	EUR	245,000	1,228
RBC Capital Markets	3/2/2016	USD	677,712	EUR	623,728	814
RBC Capital Markets	3/2/2016	USD	20,596	EUR	19,000	73
The Bank of New York Mellon	3/2/2016	USD	2,849	EUR	2,622	3
Canadian Imperial Bank of Commerce	4/4/2016	EUR	1,134,114	USD	1,233,434	(1,695)
RBC Capital Markets	4/4/2016	EUR	623,142	USD	677,712	(934)
The Bank of New York Mellon	4/4/2016	EUR	2,619	USD	2,849	(4)
RBC Capital Markets	4/4/2016	USD	41,329	EUR	38,000	56
RBC Capital Markets	4/4/2016	USD	10,874	EUR	10,000	17

Total net unrealized depreciation						$(9,314)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 29, 2016.

Currency Abbreviations

EUR     Euro

USD     U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks (d)	$1,882,386	$—	$—	$1,882,386
Rights (d)	123	—	—	123
Short-Term Investments	51,443	—	—	51,443
Derivatives (e)
Forward Foreign Currency Exchange Contracts	—	3,673	—	3,673

Total	$1,933,952	$3,673	$—	$1,937,625

	Level 1	Level 2	Level 3	Total
Liabilities
Derivatives (e)
Forward Foreign Currency Exchange Contracts	$—	$(12,987)	$—	$(12,987)

Total	$—	$(12,987)	$—	$(12,987)

There have been no transfers between fair value measurement levels during the period ended February 29, 2016.

(d)	See Schedule of investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

DBX ETF Trust

Schedule of investments

Deutsche X-trackers MSCI Spain Hedged Equity ETF

February 29, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.5%
Consumer Discretionary - 6.3%
Industria de Diseno Textil SA	3,858	$120,117

Consumer Staples - 1.7%
Distribuidora Internacional de Alimentacion SA*	6,600	33,343

Energy - 4.2%
Repsol SA	7,737	80,161

Financials - 35.8%
Banco Bilbao Vizcaya Argentaria SA	25,153	160,209
Banco de Sabadell SA	39,256	62,648
Banco Popular Espanol SA	15,548	37,346
Banco Santander SA	64,578	263,654
Bankia SA	42,308	36,176
Bankinter SA	6,516	43,232
CaixaBank SA	20,124	57,948
Mapfre SA (a)	13,886	27,191

		688,404

Health Care - 2.9%
Grifols SA	2,500	54,937

Industrials - 16.4%
Abertis Infraestructuras SA	4,102	61,804
ACS Actividades de Construccion y Servicios SA	1,727	45,024
Aena SA, 144A*	529	60,252
Ferrovial SA	3,381	65,579
International Consolidated Airlines Group SA (United Kingdom)	6,819	52,283
Zardoya Otis SA	2,745	29,414

		314,356

Information Technology - 4.4%
Amadeus IT Holding SA, Class A .	2,114	85,469

Telecommunication Services - 9.6%
Telefonica SA	18,345	184,480

Utilities - 18.2%
Enagas SA	1,841	52,001
Endesa SA	2,762	50,118
Gas Natural SDG SA	2,947	51,695
Iberdrola SA	20,157	130,778
Red Electrica Corp. SA	826	65,730

		350,322

TOTAL COMMON STOCKS
(Cost $2,478,446)		1,911,589

RIGHTS - 0.0%
Financials - 0.0%
Banco Popular Espanol SA*, expires 3/31/16
(Cost $343)	15,548	355

SECURITIES LENDING
COLLATERAL - 0.6%
Daily Assets Fund “Capital Shares”, 0.42% (b)(c)
(Cost $11,426)	11,426	11,426

TOTAL INVESTMENTS - 100.1%
(Cost $2,490,215) †		$1,923,370
Other assets and liabilities, net - (0.1%)		(2,591)

NET ASSETS - 100.0%		$1,920,779

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $2,490,215. At February 29, 2016, net unrealized depreciation for all securities based on tax cost was $566,845. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $12 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $566,857.
(a)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2016 amounted to $10,654, which is 0.6% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of February 29, 2016, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Canadian Imperial Bank of Commerce	3/2/2016	EUR	1,137,112	USD	1,231,220	$(5,794)
RBC Capital Markets	3/2/2016	EUR	866,618	USD	938,337	(4,417)
The Bank of New York Mellon	3/2/2016	EUR	1,967	USD	2,130	(10)
The Bank of New York Mellon	3/2/2016	EUR	600	USD	667	14
Canadian Imperial Bank of Commerce	3/2/2016	USD	1,231,220	EUR	1,133,146	1,479
RBC Capital Markets	3/2/2016	USD	226,314	EUR	209,000	1,048
RBC Capital Markets	3/2/2016	USD	690,343	EUR	635,353	829
RBC Capital Markets	3/2/2016	USD	21,680	EUR	20,000	77
The Bank of New York Mellon	3/2/2016	USD	2,797	EUR	2,574	3

Canadian Imperial Bank of Commerce	4/4/2016	EUR	1,132,078	USD	1,231,220	(1,692)
RBC Capital Markets	4/4/2016	EUR	634,757	USD	690,343	(951)
The Bank of New York Mellon	4/4/2016	EUR	2,572	USD	2,797	(4)
RBC Capital Markets	4/4/2016	USD	27,190	EUR	25,000	37
RBC Capital Markets	4/4/2016	USD	10,874	EUR	10,000	17

Total net unrealized depreciation						$(9,364)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 29, 2016.

Currency Abbreviations

EUR     Euro

USD     U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks (d)	$1,911,589	$—	$—	$1,911,589
Rights	355	—	—	355
Short-Term Investments	11,426	—	—	11,426
Derivatives (e)
Forward Foreign Currency Exchange Contracts	—	3,504	—	3,504

Total	$1,923,370	$3,504	$—	$1,926,874

	Level 1	Level 2	Level 3	Total
Liabilities
Derivatives (e)
Forward Foreign Currency Exchange Contracts	$—	$(12,868)	$—	$(12,868)

Total	$—	$(12,868)	$—	$(12,868)

There have been no transfers between fair value measurement levels during the period ended February 29, 2016.

(d)	See Schedule of investments for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

DBX ETF Trust

Schedule of investments

Deutsche X-trackers S&P Hedged Global Infrastructure ETF

February 29, 2016 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.6%
Australia - 9.5%
Macquarie Atlas Roads Group (a)	5,482	$18,468
Qube Holdings Ltd. (b)	10,991	17,886
Sydney Airport (a)	14,750	67,905
Transurban Group (a)	24,867	201,449

		305,708

Bermuda - 0.2%
Golar Lng Ltd.	259	4,748

Brazil - 0.8%
CPFL Energia SA, ADR*	675	5,670
Ultrapar Participacoes SA, ADR	1,322	20,610

		26,280

Canada - 7.4%
AltaGas Ltd.	414	9,843
Enbridge, Inc.	2,556	90,282
Inter Pipeline Ltd.	1,023	18,766
Pembina Pipeline Corp.	1,045	26,052
TransCanada Corp.	2,173	79,741
Veresen, Inc.	889	5,224
Westshore Terminals Investment Corp.	806	8,673

		238,581

Chile - 0.6%
Empresa Nacional de Electricidad SA, ADR	240	9,530
Enersis Americas SA, ADR	839	10,605

		20,135

China - 0.5%
CGN Power Co. Ltd., Class H, 144A	22,253	6,409
China Longyuan Power Group Corp. Ltd., Class H	6,805	3,727
Huaneng Power International, Inc., ADR	189	5,974

		16,110

France - 5.6%
Aeroports de Paris	443	52,119
Engie	3,540	55,012
Groupe Eurotunnel SE	7,360	74,069

		181,200

Germany - 2.3%
E.ON SE	4,462	40,701
Fraport AG Frankfurt Airport Services Worldwide	511	29,624
Hamburger Hafen Und Logistik AG	324	4,469

		74,794

Hong Kong - 3.9%
Beijing Enterprises Water Group Ltd.*(b)	10,692	5,609
China Gas Holdings Ltd.	4,685	6,240
China Merchants Holdings International Co. Ltd.	23,315	64,597
China Resources Power Holdings Co. Ltd.	3,890	6,292
COSCO Pacific Ltd.	26,176	27,360
Guangdong Investment Ltd.	6,166	7,491
Hopewell Highway Infrastructure Ltd.	13,810	6,481

		124,070

Italy - 7.0%
Ansaldo STS SpA (b)	1,629	17,686
Atlantia SpA	5,457	135,410
Enel SpA	15,453	62,267
Societa Iniziative Autostradali e Servizi SpA	944	8,590

		223,953

Japan - 3.3%
Japan Airport Terminal Co. Ltd. (b)	1,000	35,165
Kamigumi Co. Ltd.	3,500	32,841
Mitsubishi Logistics Corp.	2,250	29,074
Sumitomo Warehouse Co. Ltd. (The)	2,000	9,525

		106,605

Mexico - 2.3%
Grupo Aeroportuario del Pacifico SAB de CV, ADR	449	35,417
Grupo Aeroportuario del Sureste SAB de CV, ADR (b)	280	39,183

		74,600

Netherlands - 0.3%
Koninklijke Vopak NV	203	9,276

New Zealand - 1.6%
Auckland International Airport Ltd.	12,836	51,592

Singapore - 2.1%
Hutchison Port Holdings Trust, Class U	74,700	35,109
SATS Ltd.	8,800	24,597
SIA Engineering Co. Ltd.	3,600	8,834

		68,540

Spain - 9.1%
Abertis Infraestructuras SA	6,321	95,237
Aena SA, 144A*	994	113,215
Iberdrola SA	12,846	83,345

		291,797

Switzerland - 1.3%
Flughafen Zuerich AG	51	40,580

United Kingdom - 6.5%
BBA Aviation PLC	7,782	21,002
Centrica PLC	11,360	32,888
National Grid PLC	8,493	113,895
SSE PLC	2,202	42,448

		210,233

United States - 35.3%
American Electric Power Co., Inc.	1,074	66,319
Cheniere Energy, Inc.*	734	26,240
Consolidated Edison, Inc.	653	45,717
Dominion Resources, Inc.	1,304	91,176
Duke Energy Corp.	1,510	112,163
Edison International	727	49,552
Exelon Corp.	1,887	59,422
Kinder Morgan, Inc.	5,439	98,392
NextEra Energy, Inc.	1,005	113,384
ONEOK, Inc.	637	15,288
PG&E Corp.	1,071	60,758
PPL Corp.	1,470	51,435
Public Service Enterprise Group, Inc.	1,128	48,120
Sempra Energy	516	49,799
Southern Co. (The)	1,990	95,878
Spectra Energy Corp.	2,044	59,685
Targa Resources Corp.	148	3,978
Wesco Aircraft Holdings, Inc.*	782	10,002
Williams Cos., Inc. (The)	2,115	33,819
Xcel Energy, Inc.	1,131	44,720

		1,135,847

TOTAL COMMON STOCKS
(Cost $3,744,395)		3,204,649

SECURITIES LENDING COLLATERAL - 3.0%
Daily Assets Fund “Capital Shares”, 0.42% (c)(d)
(Cost $96,571)	96,571	96,571

TOTAL INVESTMENTS - 102.6%
(Cost $3,840,966) †		$3,301,220
Other assets and liabilities, net - (2.6%)		(83,852)

NET ASSETS - 100.0%		$3,217,368

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $3,842,079. At February 29, 2016, net unrealized depreciation for all securities based on tax cost was $540,859. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $97,564 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $638,423.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2016 amounted to $92,317, which is 2.9% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 29, 2016 the Deutsche X-trackers S&P Hedged Global Infrastructure ETF had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Total Investments excluding Securities Lending
Utilities	1,386,545	43.3%
Industrials	1,316,160	41.1
Energy	501,944	15.6

Total	3,204,649	100.0%

As of February 29, 2016, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Bank of Montreal	3/2/2016	CHF	5,000	USD	4,885	$(123)
JP Morgan & Chase Co.	3/2/2016	CHF	14,000	USD	13,677	(344)
RBC Capital Markets	3/2/2016	CHF	19,524	USD	19,075	(479)
The Bank of New York Mellon	3/2/2016	CHF	1,500	USD	1,465	(37)
Bank of Montreal	3/2/2016	EUR	40,000	USD	43,310	(204)
JP Morgan & Chase Co.	3/2/2016	EUR	269,225	USD	291,492	(1,385)
RBC Capital Markets	3/2/2016	EUR	415,595	USD	449,989	(2,118)
RBC Capital Markets	3/2/2016	EUR	8,000	USD	8,692	(10)
The Bank of New York Mellon	3/2/2016	EUR	48,700	USD	52,728	(251)
Bank of Montreal	3/2/2016	GBP	6,000	USD	8,511	160
JP Morgan & Chase Co.	3/2/2016	GBP	57,000	USD	80,854	1,519
RBC Capital Markets	3/2/2016	GBP	2,000	USD	2,787	3
RBC Capital Markets	3/2/2016	GBP	93,359	USD	132,433	2,491
Bank of Montreal	3/2/2016	HKD	452,884	USD	58,190	(36)
JP Morgan & Chase Co.	3/2/2016	HKD	741,000	USD	95,214	(54)
State Street Bank & Trust Co.	3/2/2016	HKD	15,000	USD	1,927	(1)
The Bank of New York Mellon	3/2/2016	HKD	42,300	USD	5,427	(12)
Bank of Montreal	3/2/2016	USD	5,020	CHF	5,000	(13)
Bank of Montreal	3/2/2016	USD	43,315	EUR	40,000	200
Bank of Montreal	3/2/2016	USD	8,672	EUR	8,000	30
Bank of Montreal	3/2/2016	USD	8,512	GBP	6,000	(161)
Bank of Montreal	3/2/2016	USD	2,837	GBP	2,000	(53)
Bank of Montreal	3/2/2016	USD	33,189	HKD	258,084	(8)
Bank of Montreal	3/2/2016	USD	6,399	HKD	49,800	4
Bank of Montreal	3/2/2016	USD	18,634	HKD	145,000	8
JP Morgan & Chase Co.	3/2/2016	USD	14,056	CHF	14,000	(35)
JP Morgan & Chase Co.	3/2/2016	USD	292,526	EUR	269,225	351
JP Morgan & Chase Co.	3/2/2016	USD	79,435	GBP	57,000	(100)
JP Morgan & Chase Co.	3/2/2016	USD	95,291	HKD	741,000	(23)
RBC Capital Markets	3/2/2016	USD	19,602	CHF	19,524	(49)
RBC Capital Markets	3/2/2016	USD	451,565	EUR	415,595	542
RBC Capital Markets	3/2/2016	USD	130,106	GBP	93,359	(164)
State Street Bank & Trust Co.	3/2/2016	USD	1,929	HKD	15,000	0
The Bank of New York Mellon	3/2/2016	USD	1,506	CHF	1,500	(4)
The Bank of New York Mellon	3/2/2016	USD	51,828	EUR	47,700	62
The Bank of New York Mellon	3/2/2016	USD	1,120	EUR	1,000	(32)
The Bank of New York Mellon	3/2/2016	USD	5,440	HKD	42,300	(1)
Bank of Montreal	3/3/2016	AUD	12,000	USD	8,475	(88)
Bank of Montreal	3/3/2016	AUD	284,299	USD	200,806	(2,082)
Bank of Montreal	3/3/2016	AUD	100	USD	71	0
Bank of Montreal	3/3/2016	AUD	4,163	USD	2,974	2
JP Morgan & Chase Co.	3/3/2016	AUD	122,000	USD	86,167	(898)
RBC Capital Markets	3/3/2016	AUD	4,300	USD	3,037	(32)

The Bank of New York Mellon	3/3/2016	AUD	3,900	USD	2,796	13
Bank of Montreal	3/3/2016	CAD	158,119	USD	112,362	(4,504)
Bank of Montreal	3/3/2016	CAD	8,000	USD	5,684	(228)
JP Morgan & Chase Co.	3/3/2016	CAD	120,000	USD	85,277	(3,415)
The Bank of New York Mellon	3/3/2016	CAD	23,400	USD	16,629	(666)
The Bank of New York Mellon	3/3/2016	CAD	2,300	USD	1,666	(33)
Bank of Montreal	3/3/2016	JPY	1,036,000	USD	8,561	(628)
JP Morgan & Chase Co.	3/3/2016	JPY	5,424,000	USD	44,822	(3,288)
RBC Capital Markets	3/3/2016	JPY	314,000	USD	2,782	(3)
RBC Capital Markets	3/3/2016	JPY	7,590,795	USD	62,731	(4,597)
The Bank of New York Mellon	3/3/2016	JPY	297,100	USD	2,455	(180)
Bank of Montreal	3/3/2016	NZD	10,159	USD	6,561	(131)
JP Morgan & Chase Co.	3/3/2016	NZD	21,000	USD	13,563	(272)
RBC Capital Markets	3/3/2016	NZD	35,751	USD	23,090	(462)
The Bank of New York Mellon	3/3/2016	NZD	1,200	USD	775	(16)
Bank of Montreal	3/3/2016	SGD	8,000	USD	5,617	(73)
JP Morgan & Chase Co.	3/3/2016	SGD	17,000	USD	11,936	(154)
RBC Capital Markets	3/3/2016	SGD	23,498	USD	16,496	(216)
Bank of Montreal	3/3/2016	USD	211,621	AUD	296,299	(169)
Bank of Montreal	3/3/2016	USD	122,633	CAD	166,119	146
Bank of Montreal	3/3/2016	USD	11,158	JPY	1,350,000	816
Bank of Montreal	3/3/2016	USD	6,698	NZD	10,159	(6)
Bank of Montreal	3/3/2016	USD	5,688	SGD	8,000	2
JP Morgan & Chase Co.	3/3/2016	USD	87,139	AUD	122,000	(74)
JP Morgan & Chase Co.	3/3/2016	USD	88,587	CAD	120,000	105
JP Morgan & Chase Co.	3/3/2016	USD	48,053	JPY	5,424,000	57
JP Morgan & Chase Co.	3/3/2016	USD	13,846	NZD	21,000	(11)
JP Morgan & Chase Co.	3/3/2016	USD	12,086	SGD	17,000	4
RBC Capital Markets	3/3/2016	USD	6,000	AUD	8,363	(31)
RBC Capital Markets	3/3/2016	USD	71	AUD	100	1
RBC Capital Markets	3/3/2016	USD	67,251	JPY	7,590,795	78
RBC Capital Markets	3/3/2016	USD	23,571	NZD	35,751	(19)
RBC Capital Markets	3/3/2016	USD	16,706	SGD	23,498	6
The Bank of New York Mellon	3/3/2016	USD	2,835	AUD	4,000	20
The Bank of New York Mellon	3/3/2016	USD	18,972	CAD	25,700	23
The Bank of New York Mellon	3/3/2016	USD	2,632	JPY	297,100	3
The Bank of New York Mellon	3/3/2016	USD	791	NZD	1,200	(1)
Bank of Montreal	4/4/2016	CHF	5,000	USD	5,028	11
JP Morgan & Chase Co.	4/4/2016	CHF	14,000	USD	14,078	30
RBC Capital Markets	4/4/2016	CHF	19,524	USD	19,634	43
The Bank of New York Mellon	4/4/2016	CHF	1,500	USD	1,508	3
JP Morgan & Chase Co.	4/4/2016	EUR	269,225	USD	292,791	(413)
RBC Capital Markets	4/4/2016	EUR	415,595	USD	451,989	(623)
The Bank of New York Mellon	4/4/2016	EUR	47,700	USD	51,878	(71)
Bank of Montreal	4/4/2016	GBP	4,000	USD	5,575	7
JP Morgan & Chase Co.	4/4/2016	GBP	57,000	USD	79,441	95
RBC Capital Markets	4/4/2016	GBP	93,359	USD	130,118	158
Bank of Montreal	4/4/2016	USD	5,438	EUR	5,000	7
Bank of Montreal	4/4/2016	USD	4,350	EUR	4,000	6

RBC Capital Markets	4/4/2016	USD	8,701	EUR	8,000	12
RBC Capital Markets	4/4/2016	USD	2,787	GBP	2,000	(3)
Bank of Montreal	4/5/2016	AUD	18,000	USD	12,836	11
Bank of Montreal	4/5/2016	AUD	296,299	USD	211,304	191
JP Morgan & Chase Co.	4/5/2016	AUD	122,000	USD	86,997	72
Bank of Montreal	4/5/2016	CAD	166,119	USD	122,638	(143)
Bank of Montreal	4/5/2016	CAD	10,000	USD	7,383	(8)
JP Morgan & Chase Co.	4/5/2016	CAD	120,000	USD	88,590	(104)
The Bank of New York Mellon	4/5/2016	CAD	25,700	USD	18,973	(22)
Bank of Montreal	4/5/2016	HKD	43,000	USD	5,531	1
Bank of Montreal	4/5/2016	HKD	258,084	USD	33,195	7
JP Morgan & Chase Co.	4/5/2016	HKD	741,000	USD	95,309	18
State Street Bank & Trust Co.	4/5/2016	HKD	15,000	USD	1,929	0
The Bank of New York Mellon	4/5/2016	HKD	42,300	USD	5,441	1
JP Morgan & Chase Co.	4/5/2016	JPY	5,424,000	USD	48,103	(63)
RBC Capital Markets	4/5/2016	JPY	7,590,795	USD	67,325	(83)
The Bank of New York Mellon	4/5/2016	JPY	297,100	USD	2,635	(3)
Bank of Montreal	4/5/2016	NZD	12,000	USD	7,896	6
Bank of Montreal	4/5/2016	NZD	10,159	USD	6,685	6
JP Morgan & Chase Co.	4/5/2016	NZD	21,000	USD	13,817	11
RBC Capital Markets	4/5/2016	NZD	35,751	USD	23,524	21
The Bank of New York Mellon	4/5/2016	NZD	1,200	USD	790	1
Bank of Montreal	4/5/2016	SGD	8,000	USD	5,684	(2)
JP Morgan & Chase Co.	4/5/2016	SGD	17,000	USD	12,078	(4)
RBC Capital Markets	4/5/2016	SGD	23,498	USD	16,693	(6)
Bank of Montreal	4/5/2016	USD	71	AUD	100	0
Bank of Montreal	4/5/2016	USD	2,969	AUD	4,163	(3)
RBC Capital Markets	4/5/2016	USD	2,785	JPY	314,000	3

Total net unrealized depreciation						$(22,158)

(1)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 29, 2016.

Currency Abbreviations

AUD     Australian Dollar

CAD     Canadian Dollar

CHF     Swiss Franc

EUR     Euro

GBP     Pound Sterling

HKD     Hong Kong Dollar

JPY     Japanese Yen

NZD     New Zealand Dollar

SGD     Singapore Dollar

USD     U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2016 in valuing the Fund’s investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks (e)	$3,204,649	$—	$—	$3,204,649
Short-Term Investments	96,571	—	—	96,571
Derivatives (f)
Forward Foreign Currency Exchange Contracts	—	7,367	—	7,367

Total	$3,301,220	$7,367	$—	$3,308,587

	Level 1	Level 2	Level 3	Total
Liabilities
Derivatives (f)
Forward Foreign Currency Exchange Contracts	$—	$(29,525)	$—	$(29,525)

Total	$—	$(29,525)	$—	$(29,525)

There have been no transfers between fair value measurement levels during the period ended February 29, 2016.

(e)	See Schedule of investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)*	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date	4/25/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date	4/25/2016

By (Signature and Title)*	/s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date	4/25/2016

* Print the name and title of each signing officer under his or her signature.